UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA			01111
(Address of principal executive offices)			(Zip code)

Frederick C. Castellani
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		413-788-8411

Date of fiscal year end:	10/31/2007

Date of reporting period:	4/30/2007

Item 1. Reports to Stockholders.

MassMutual
Premier Funds

Semi-annual Report

April 30, 2007

| insure | invest | retire |

Retirement Services

Table of Contents

Letter to Shareholders	1

Portfolio Manager Reports	3

Portfolio of Investments

MassMutual Premier Money Market Fund	88

MassMutual Premier Short-Duration Bond Fund	90

MassMutual Premier Inflation-Protected Bond Fund	98

MassMutual Premier Core Bond Fund	99

MassMutual Premier Diversified Bond Fund	109

MassMutual Premier Strategic Income Fund	119

MassMutual Premier High Yield Fund	139

MassMutual Premier Balanced Fund	143

MassMutual Premier Value Fund	154

MassMutual Premier Enhanced Index Value Fund	157

MassMutual Premier Enhanced Index Value Fund II	163

MassMutual Premier Enhanced Index Core Equity Fund	169

MassMutual Premier Main Street Fund	175

MassMutual Premier Capital Appreciation Fund	179

MassMutual Premier Core Growth Fund	182

MassMutual Premier Enhanced Index Growth Fund	185

MassMutual Premier Discovery Value Fund	192

MassMutual Premier Small Capitalization Value Fund	196

MassMutual Premier Main Street Small Cap Fund	199

MassMutual Premier Small Company Opportunities Fund	212

MassMutual Premier Global Fund	224

MassMutual Premier International Equity Fund	228

MassMutual Premier Focused International Fund	232

Statement of Assets and Liabilities	236

Statement of Operations	248

Statement of Changes in Net Assets	254

Financial Highlights	266

Notes to Financial Statements	317

Other Information (Unaudited)	372

This material must be preceded or accompanied by a current prospectus for the MassMutual Premier Funds. Investors should consider a Fund's investment objective, risks, charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

[This page is intentionally left blank.]

MassMutual Premier Funds – Letter to Shareholders

To Our Shareholders

April 30, 2007

Frederick C. Castellani

It is difficult to predict market movements or the fate of the economy with any consistency. Indeed, the strength of most broad indexes at the end of 2006 contrasts sharply with the volatile markets that characterized some of the first few months of 2007. These swings in investor sentiment and their impact serve to underscore the unpredictability of the markets and reinforce MassMutual's belief that investors may effectively pursue their retirement goals by maintaining a long-term focus with a diversified portfolio.

A six-month snapshot: Stocks outperform bonds; housing industry struggles

For the six months ended April 30, 2007, equities outperformed bonds in an environment that featured periods of substantial advancement as well as a sizable stock sell-off and subsequent recovery. The Dow Jones Industrial AverageSM (the Dow), a barometer of blue-chip activity, returned 8.13% for the six-month period. The technology-heavy Nasdaq Composite® Index (Nasdaq) gained 6.69%, trailing the S&P 500® Index, a measure of U.S. large-cap stock performance, which advanced 8.60%. The leader in the worldwide equity market for the period was the MSCI® EAFE® Index, a benchmark for foreign stocks, with its 15.46% return. In the fixed-income arena, the Lehman Brothers® Aggregate Bond Index, a broad measure of the U.S. investment-grade bond markets, advanced just 2.64% for the six-month period ended April 30 – as fixed-income investments continued to take a back seat to equities.*

Domestic stocks forged higher during the final months of 2006, reaching some notable milestones along the way. The Dow posted a series of new highs, and the S&P 500 Index broke the 1,400 level by year-end. Small caps, as evidenced by the Russell 2000® Index, also ended the year strongly. For its part, the Nasdaq also did well in the fourth quarter. The U.S. dollar weakened slightly during the period, which helped the MSCI EAFE Index turn in a double-digit advance.*

In the fixed-income market, bond prices changed little as 2006 drew to a close, due in part to low default rates and generally favorable corporate earnings. Against this backdrop, the Lehman Brothers Aggregate Bond Index posted a marginal gain. The yield curve remained inverted, meaning that the yields of shorter-term securities generally stayed higher than those of longer-term issues.

During the first quarter of 2007, stocks generally advanced until late February, when most widely followed stock indexes suffered one-day losses of more than 3%. Stocks rallied in March, however, diminishing the impact of the February sell-off. Despite establishing a new closing high in February, the Dow declined slightly for the quarter. The S&P 500 Index finished with a small advance, as did technology stocks, which barely managed to post a positive return for the period. The U.S. dollar rallied early in the quarter, but gave up those gains later on, losing ground against most major foreign currencies. The dollar's depreciation supported the returns of foreign stocks and helped the MSCI EAFE Index return exceed its U.S. counterparts. In the month of April, continued positive news from the corporate earnings arena benefited the major stock markets in the U.S. The Dow reached 13,000 for the first time, closing out the month at 13,063. The S&P 500 Index also gained ground in April. Interestingly, foreign stocks lagged their domestic counterparts during the 30-day period, although the MSCI EAFE Index continued its advance.

Bond yields rose and prices fell early in 2007, reflecting expectations that the economy would achieve a "soft landing" – that is, a mild slowdown without recession. However, as concerns intensified about the weak housing market and problems with sub-prime lenders made headlines, bond yields eased and prices rallied. Additionally, the prices of most Treasury securities registered sizable gains when stocks suffered the big sell-off in late February, as concerned investors fled to safer investments. Not surprisingly, some of those gains were reversed when the stock market stabilized. Overall, most Treasury securities ended the quarter with minor price gains, and the Lehman Brothers Aggregate Bond Index closed out the quarter with a modest advance. In April, although the 10-year Treasury bond traded in a narrow range throughout most of the month, on April 30, it rose 14/32. Consequently, yields dropped 0.06% – bringing them to within 0.01% of where they were on April 2, the first trading day of the month.

* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MassMutual Premier Funds – Letter to Shareholders (Continued)

Is a bottom in sight for housing?

The housing industry continued to make news during the period, most of it negative. One of the most telling statistics concerned new home sales, which in February registered their slowest pace in more than six years. Meanwhile, the number of new, unsold homes reached a 16-year high.

One of the nation's largest sub-prime mortgage lenders, New Century Financial became one of the latest companies in that industry to encounter serious financial difficulties. (Sub-prime lenders specialize in lending to borrowers with weak credit.) In March, the company's own lenders cut off its financing and New Century stopped issuing loans – declaring bankruptcy in early April. New Century's woes were attributed to the rising number of borrowers who were delinquent or in default on their loans once the initial grace period of low payments expired and the loans reset to a more challenging payback schedule.

Aside from the vulnerability of sub-prime lenders and homebuilders, investors pondered the broader issue of whether the weakness in the housing market might eventually drag the rest of the economy into a recession. On that point, Federal Reserve chairman Ben Bernanke warned the Joint Economic Committee of Congress in the first quarter that, "the correction in the housing market could turn out to be more severe than we currently expect, perhaps exacerbated by problems in the sub-prime sector." At the same time, however, Bernanke reassured Congress that the weakness in housing and in some parts of manufacturing had not yet spilled over to the rest of the economy "to any significant extent."

Outlook

While greater market volatility might be with us for a while, we do not advise relying on short-term expectations to structure an investment portfolio. In our view, it is difficult to predict market movements or the fate of the economy with any consistency. Indeed, the strength of most broad indexes at the end of 2006 contrasts sharply with the volatile markets that characterized some of the first few months of 2007. These swings in investor sentiment and their impact serve to underscore the unpredictability of the markets and reinforce MassMutual's belief that investors may effectively pursue their retirement goals by maintaining a long-term focus with a diversified portfolio.

Frederick C. Castellani
President

The information provided is the opinion of MassMutual Retirement Services Investments Marketing as of 5/1/07 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MassMutual Premier Money Market Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Money Market Fund – and who is the Fund's sub-adviser?   This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

How did the Fund perform during the six months ended April 30, 2007?
   The Fund's Class S shares had a return of 2.42%, moderately trailing the 2.52% return of the Salomon Smith Barney 3-Month Treasury Bill Index.

What was the investment background during the period?
   For investors, the final quarter of 2006 was characterized by many conflicting signals. On the one hand, the economic data, led by the housing sector, pointed to an economy that was losing momentum. Housing starts, production, orders and retail sales all pointed toward softer business conditions. On the other hand, the equity markets seemed to ignore the economic data and steadily rose throughout the quarter. Corporate bonds also turned in a relatively strong performance. The high-yield sector rallied 4.2% in the period and investment-grade credits outpaced U.S. Treasuries by 0.25%.

Bond yields rose and prices fell early in 2007, reflecting expectations that the economy would achieve a "soft landing" – that is, a mild slowdown without recession. However, as concerns intensified about the weak housing market and problems with sub-prime lenders made headlines, bond yields eased and prices rallied. A late February sell-off in equities resulted in bond prices rising initially, then falling somewhat. Most Treasury securities ended the quarter with minor price gains; the Lehman Brothers® Aggregate Bond Index closed out the quarter with a modest advance and the S&P 500® Index was up a mere 0.64%. Many market observers pointed to both a recession warning by former Federal Reserve (Fed) Chairman Alan Greenspan and actions by the Chinese Government to curb speculation as catalysts for the sudden sell-off. Other commentators noted that the market was "due for a correction," since it had been so long since it had posted any significant decline. Following the market's consolidation in March, risk-taking once again was profitable in the month of April. With interest rates stable and earnings generally exceeding expectations, investors reduced their emphasis on higher-rated bonds, and lower-rated companies generated the highest excess returns.

What factors contributed to the Fund's performance?
   During the six-month period ended April 30, inflation and monetary policy proved enigmatic for investors. During the fourth quarter of 2006, for example, concerns mounted that inflation could still be an issue. Fed Chairman Ben Bernanke singled out unit labor costs as a potential source of inflationary pressures – and monetary policy statements implied that it was premature to expect lower interest rates. However, the shape of the yield curve pointed towards less inflation and lower yields in 2007. The yield curve is a graphical representation of bond yields with very short maturities to the longest available, with the curve indicating whether short-term rates are higher or lower than long-term rates.

In the first quarter of 2007, the prices of most Treasury securities registered sizable gains when stocks suffered a big sell-off in late February, as concerned investors fled to safer investments. Not surprisingly, some of those gains were reversed when the stock market stabilized in the weeks following the sell-off until the end of the first quarter. Turning to April, financials lagged due to lingering concerns about exposure to sub-prime borrowers. Securitized sectors were generally flat, with the exception of the commercial mortgage sector, which weakened modestly on the heels of sub-prime carry-over and heavy issuance. Faced with these many crosscurrents, investor opinions, not surprisingly, ended the six-month period varying widely as to the future direction of monetary policy and interest rates.

MassMutual Premier Money Market Fund – Portfolio Manager Report (Continued)

What is your outlook?
   In our view, investors remain hopeful. With inflation contained and interest rates stable, investors seem committed to the markets, despite a rising level of uncertainty. Should inflation become more problematic or the economy seriously falter, the markets would likely struggle. For now, low inflation and interest rates, coupled with reasonable growth prospects, seem to provide a palatable backdrop for investors.

MassMutual Premier Money Market Fund

Asset Allocation

(% of Net Assets) on 4/30/07

Commercial Paper	81.4%
Other Short-Term Investments	19.9%
Other Assets and Liabilities	(1.3%)
100.0%

MassMutual Premier Money Market Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Money Market Fund Class S and Salomon Smith Barney 3-Month Treasury Bill Index.

MassMutual Premier Money Market Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Ten Year Average Annual 5/1/97 - 4/30/07
Class S	2.42%	4.90%	2.27%	3.64%
Salomon Smith Barney 3-Month Treasury Bill Index	2.52%	5.04%	2.57%	3.67%

Hypothetical Investments in MassMutual Premier Money Market Fund Class A, Class Y and Salomon Smith Barney 3-Month Treasury Bill Index.

MassMutual Premier Money Market Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Since Inception Average Annual 1/1/98 - 4/30/07
Class A	2.26%	4.57%	1.88%	3.04%
Class Y	2.37%	4.79%	2.17%	3.41%
Salomon Smith Barney 3-Month Treasury Bill Index	2.52%	5.04%	2.57%	3.56%

Hypothetical Investments in MassMutual Premier Money Market Fund Class L and Salomon Smith Barney 3-Month Treasury Bill Index.

MassMutual Premier Money Market Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Since Inception Average Annual 5/3/99 - 4/30/07
Class L	2.39%	4.82%	2.13%	3.05%
Salomon Smith Barney 3-Month Treasury Bill Index	2.52%	5.04%	2.57%	3.33%

GROWTH OF A $10,000 INVESTMENT FOR THE PAST TEN YEARS OR SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Salomon Smith Barney 3-Month Treasury Bill Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Treasury Bills are backed by the U.S. Government and offer a fixed rate of return, while the Fund's shares are not guaranteed. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

An investment in the MassMutual Premier Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

MassMutual Premier Short-Duration Bond Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Short-Duration Bond Fund – and who is the Fund's sub-adviser?  This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment-grade fixed-income securities. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

How did the Fund perform during the six months ended April 30, 2007?  The Fund's Class S shares returned 2.85%, outpacing the 2.34% return of the Lehman Brothers® 1-3 Year Government Bond Index, an unmanaged index of U.S. government bonds with one to three years remaining to the scheduled payment of principal.

What was the investment background during the period?
   For investors, the final quarter of 2006 was characterized by many conflicting signals. On the one hand, the economic data, led by the housing sector, pointed to an economy that was losing momentum. Housing starts, production, orders and retail sales all pointed toward softer business conditions. On the other hand, the equity markets seemed to ignore the economic data and steadily rose throughout the quarter. Corporate bonds also turned in a relatively strong performance. The high-yield sector rallied 4.2% in the period and investment-grade credits outpaced U.S. Treasuries by 0.25%.

Bond yields rose and prices fell early in 2007, reflecting expectations that the economy would achieve a "soft landing" – that is, a mild slowdown without recession. However, as concerns intensified about the weak housing market and problems with sub-prime lenders made headlines, bond yields eased and prices rallied. A late February sell-off in equities resulted in bond prices rising initially, then falling somewhat. Most Treasury securities ended the quarter with minor price gains; the Lehman Brothers® Aggregate Bond Index closed out the quarter with a modest advance and the S&P 500® Index was up a mere 0.64%. Many market observers pointed to both a recession warning by former Federal Reserve (Fed) Chairman Alan Greenspan and actions by the Chinese Government to curb speculation as catalysts for the sudden sell-off. Other commentators noted that the market was "due for a correction," since it had been so long since it had posted any significant decline. Following the market's consolidation in March, risk-taking once again was profitable in the month of April. With interest rates stable and earnings generally exceeding expectations, investors reduced their emphasis on higher-rated bonds, and lower-rated companies generated the highest excess returns.

What factors contributed to the Fund's performance?
   The Fund outperformed its benchmark Lehman Brothers 1-3 Year Government Bond Index during the fourth quarter of 2006. During the period, Treasury note yields increased by between 0.10% and 0.12%, and the yield curve ended the year slightly more inverted – meaning that the yields of shorter-term securities generally stayed higher than those of longer-term issues. The Fund's duration target remained very short.

Short-duration portfolios generally outperformed the benchmark during the first quarter of 2007. During this time frame, Treasury note yields decreased by between 0.05% and 0.23%, with the yield curve steepening during the period. Due to the Fed remaining on the sidelines (with respect to any change in the direction of interest rates), the highest yields in the Treasury market during the period could still be captured in the Bill sector. As the first quarter came to a close, the Fund's duration target again remained very short – a position that we have consistently maintained throughout most of the past few years. Finally, in April, Treasury yields were mostly lower, with the yield curve becoming steeper. Despite this, the portfolio duration remained shorter than the benchmark as of April 30, due to the curve inversion in the very short end of the range.

MassMutual Premier Short-Duration Bond Fund – Portfolio Manager Report (Continued)

What is your outlook?
   In our view, investors remain hopeful. With inflation contained and interest rates stable, investors seem committed to the markets, despite a rising level of uncertainty. Should inflation become more problematic or the economy seriously falter, the markets would likely struggle. For now, low inflation and interest rates, coupled with reasonable growth prospects, seem to provide a sanguine backdrop for investors.

We conclude that, given the uninspiring valuations across virtually all fixed-income sectors, this is an excellent opportunity to improve the credit quality of the portfolio at minimal cost to our investors. With uncertainty rising and the outlook unclear, we have been preparing and continue to prepare for a more tumultuous investment environment.

MassMutual Premier Short-Duration Bond Fund

Quality Structure

(% of Net Assets) on 4/30/07

U.S. Governments, Aaa/AAA	22.6%
Aa/AA	1.9%
A/A	3.5%
Baa/BBB	13.5%
Ba/BB	3.0%
B and Below	0.1%
Short-Term Investments and Other Assets and Liabilities	55.4%
100.0%

MassMutual Premier Short-Duration Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Short-Duration Bond Fund Class S and the Lehman Brothers 1-3 Year Government Bond Index.

MassMutual Premier Short-Duration Bond Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Ten Year Average Annual 5/1/97 - 4/30/07
Class S	2.85%	5.70%	4.29%	5.08%
Lehman Brothers 1-3 Year Government Bond Index	2.34%	5.18%	3.08%	4.82%

Hypothetical Investments in MassMutual Premier Short-Duration Bond Fund Class A, Class A (sales load deducted), Class Y and the Lehman Brothers 1-3 Year Government Bond Index.

MassMutual Premier Short-Duration Bond Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Since Inception Average Annual 1/1/98 - 4/30/07
Class A	2.70%	5.37%	3.87%	4.35%
Class A (Sales load deducted)*	–0.90%	1.69%	3.13%	3.96%
Class Y	2.82%	5.58%	4.23%	4.74%
Lehman Brothers 1-3 Year Government Bond Index	2.34%	5.18%	3.08%	4.61%

GROWTH OF A $10,000 INVESTMENT FOR THE PAST TEN YEARS OR SINCE INCEPTION

* Class A (sales load deducted) returns include the 3.50% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers 1-3 Year Government Bond Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Short-Duration Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Short-Duration Bond Fund Class L and the Lehman Brothers 1-3 Year Government Bond Index.

MassMutual Premier Short-Duration Bond Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Since Inception Average Annual 5/3/99 - 4/30/07
Class L	2.78%	5.56%	4.13%	4.48%
Lehman Brothers 1-3 Year Government Bond Index	2.34%	5.18%	3.08%	4.40%

Hypothetical Investments in MassMutual Premier Short-Duration Bond Fund Class N, Class N (CDSC fees deducted), and the Lehman Brothers 1-3 Year Government Bond Index.

MassMutual Premier Short-Duration Bond Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 12/31/02 - 4/30/07
Class N	2.49%	4.96%	2.74%
Class N (CDSC fees deducted)*	1.51%	3.96%	2.74%
Lehman Brothers 1-3 Year Government Bond Index	2.34%	5.18%	2.47%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers 1-3 Year Government Bond Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Inflation-Protected Bond Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Inflation-Protected Bond Fund – and who is the Fund's sub-adviser?  This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

How did the Fund perform during the six months ended April 30, 2007?  The Fund's Class S shares returned 1.73%, underperforming the 2.08% return for the Lehman U.S. Treasury Inflation Note Index, an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds.

How do inflation-indexed bonds protect against inflation?
   Like many other fixed-income securities, inflation-indexed bonds pay interest income twice a year, based on a fixed coupon rate. However, both the principal and the interest payment are adjusted for the level of inflation. The inflation rate – as measured by the Consumer Price Index – results in an adjustment to the principal amount of an inflation-protected security. The coupon rate is then applied to the adjusted principal amount to determine the interest payment. For example, assuming an inflation rate of 3% and a security with a par value of $1,000 and a coupon rate of 1.75%, the adjusted principal amount after one year would be $1,030 ($1,000 increased by 3%). The interest payment would be calculated by multiplying $1,030 by 1.75% instead of using the original $1,000 par value to calculate the amount of interest.

What was the investment background during the period?
   For investors, the final quarter of 2006 was characterized by many conflicting signals. On the one hand, the economic data, led by the housing sector, pointed to an economy that was losing momentum. Housing starts, production, orders and retail sales all pointed toward softer business conditions. On the other hand, the equity markets seemed to ignore the economic data and steadily rose throughout the quarter. Corporate bonds also turned in a relatively strong performance. The high-yield sector rallied 4.2% in the period and investment-grade credits outpaced U.S. Treasuries by 0.25%.

Bond yields rose and prices fell early in 2007, reflecting expectations that the economy would achieve a "soft landing" – that is, a mild slowdown without recession. However, as concerns intensified about the weak housing market and problems with sub-prime lenders made headlines, bond yields eased and prices rallied. A late February sell-off in equities resulted in bond prices rising initially, then falling somewhat. Most Treasury securities ended the quarter with minor price gains; the Lehman Brothers® Aggregate Bond Index closed out the quarter with a modest advance and the S&P 500® Index was up a mere 0.64%. Many market observers pointed to both a recession warning by former Federal Reserve (Fed) Chairman Alan Greenspan and actions by the Chinese Government to curb speculation as catalysts for the sudden sell-off. Other commentators noted that the market was "due for a correction," since it had been so long since it had posted any significant decline. Following the market's consolidation in March, risk-taking once again was profitable in the month of April. With interest rates stable and earnings generally exceeding expectations, investors reduced their emphasis on higher-rated bonds, and lower-rated companies generated the highest excess returns.

What factors contributed to the Fund's performance?  The Fund outperformed the benchmark Lehman U.S. Treasury Inflation Note Index during the fourth quarter of 2006, driven by the Fund's small cash position during a period of increasing yields. Overall, the Fund's holdings remain benchmarked to the Lehman U.S. Treasury Inflation Note Index.

Conversely, the Fund underperformed the benchmark in the first quarter of 2007. This underperformance was due to the Fund's growing cash position during a period of favorable performance for Treasury Inflation-Protected Securities (TIPS). Finally, in April, Treasury yields were mostly lower, with the yield curve becoming steeper. (The yield curve is a measure of the disparity of yields of bonds of comparable credit quality across a range of maturities from three months to 30 years; it is commonly used as an economic indicator.) Despite this, the portfolio duration remained shorter than the benchmark as of April 30, due to the curve inversion in the very short end of the range.

MassMutual Premier Inflation-Protected Bond Fund – Portfolio Manager Report (Continued)

What is your outlook?
   In our view, investors remain hopeful. With inflation contained and interest rates stable, investors seem committed to the markets, despite a rising level of uncertainty. Should inflation become more problematic or the economy seriously falter, the markets would likely struggle. For now, low inflation and interest rates, coupled with reasonable growth prospects, seem to provide a sanguine backdrop for investors.

We conclude that, given the uninspiring valuations across virtually all fixed-income sectors, this is an excellent opportunity to improve the credit quality of the portfolio at minimal cost to our investors. With uncertainty rising and the outlook unclear, we have been preparing and continue to prepare for a more tumultuous investment environment.

MassMutual Premier Inflation-Protected Bond Fund

Quality Structure

(% of Net Assets) on 4/30/07

U.S. Governments, Aaa/AAA	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%
100.0%

MassMutual Premier Inflation-Protected Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Inflation-Protected Bond Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L, Class N, Class N (CDSC fees deducted), and the Lehman U.S. Treasury Inflation Note Index.

MassMutual Premier Inflation-Protected Bond Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 12/31/03 - 4/30/07
Class S	1.73%	5.51%	4.08%
Class A	1.58%	4.98%	3.47%
Class A (Sales load deducted)*	–3.24%	–0.01%	1.97%
Class Y	1.73%	5.41%	3.97%
Class L	1.65%	5.24%	3.82%
Class N	1.44%	4.71%	3.26%
Class N (CDSC fees deducted)*	0.46%	3.71%	3.26%
Lehman U.S. Treasury Inflation Note Index	2.08%	6.14%	4.52%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 4.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman U.S. Treasury Inflation Note Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Core Bond Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Core Bond Fund – and who is the Fund's sub-adviser?  This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment-grade fixed-income securities. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

How did the Fund perform during the six months ended April 30, 2007?  The Fund's Class S shares returned 2.63%, in line with the 2.64% return of the Lehman Brothers® Aggregate Bond Index, an unmanaged index of fixed-rate investment-grade securities with at least one year to maturity, combining the Lehman Brothers® U.S. Government/Credit Index and the Lehman Brothers® Mortgage-Backed Securities Index.

What was the investment background during the period?
   For investors, the final quarter of 2006 was characterized by many conflicting signals. On the one hand, the economic data, led by the housing sector, pointed to an economy that was losing momentum. Housing starts, production, orders and retail sales all pointed toward softer business conditions. On the other hand, the equity markets seemed to ignore the economic data and steadily rose throughout the quarter. Corporate bonds also turned in a relatively strong performance. The high-yield sector rallied 4.2% in the period and investment-grade credits outpaced U.S. Treasuries by 0.25%.

Bond yields rose and prices fell early in 2007, reflecting expectations that the economy would achieve a "soft landing" – that is, a mild slowdown without recession. However, as concerns intensified about the weak housing market and problems with sub-prime lenders made headlines, bond yields eased and prices rallied. A late February sell-off in equities resulted in bond prices rising initially, then falling somewhat. Most Treasury securities ended the quarter with minor price gains; the Lehman Brothers Aggregate Bond Index closed out the quarter with a modest advance and the S&P 500® Index was up a mere 0.64%. Many market observers pointed to both a recession warning by former Federal Reserve (Fed) Chairman Alan Greenspan and actions by the Chinese Government to curb speculation as catalysts for the sudden sell-off. Other commentators noted that the market was "due for a correction," since it had been so long since it had posted any significant decline. Following the market's consolidation in March, risk-taking once again was profitable in the month of April. With interest rates stable and earnings generally exceeding expectations, investors reduced their emphasis on higher-rated bonds, and lower-rated companies generated the highest excess returns.

What factors contributed to the Fund's performance?
   In the fourth quarter of 2006, the Fund's strength came from its lower-quality credit exposure. Every year since 2002, a bias toward high-yield debt has been a winning trade – and 2006 was no exception. Also enhancing performance was opportunistic mortgage trading activity. Higher coupon holdings aided results late in the year.

Once again in the first quarter of 2007, lower-quality credit exposure drove the Fund's results. Favorable security selection and sector allocation were also positive factors. Turning to April, financials lagged due to lingering concerns about exposure to sub-prime borrowers. Securitized sectors were generally flat, with the exception of the commercial mortgage sector, which weakened modestly on the heels of sub-prime carry-over and heavy issuance.

MassMutual Premier Core Bond Fund – Portfolio Manager Report (Continued)

What is your outlook?
   Looking ahead, investors seem cautiously optimistic. With inflation contained and interest rates generally stable, investors remain committed to the markets despite a slowing economy. Should inflation become more problematic or the economy seriously falter, the markets would likely struggle. For now, low inflation and interest rates, coupled with reasonable growth prospects, seem to provide a palatable backdrop for investors.

MassMutual Premier Core Bond Fund

Quality Structure

(% of Net Assets) on 4/30/07

U.S. Governments, Aaa/AAA	64.5%
Aa/AA	2.5%
A/A	6.0%
Baa/BBB	18.4%
Ba/BB	4.7%
B and Below	0.0%
Short-Term Investments and Other Assets and Liabilities	3.9%
100.0%

MassMutual Premier Core Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Core Bond Fund Class S and the Lehman Brothers Aggregate Bond Index.

MassMutual Premier Core Bond Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Ten Year Average Annual 5/1/97 - 4/30/07
Class S	2.63%	6.89%	4.95%	6.02%
Lehman Brothers Aggregate Bond Index	2.64%	7.36%	5.06%	6.35%

Hypothetical Investments in MassMutual Premier Core Bond Fund Class A, Class A (sales load deducted), Class Y and the Lehman Brothers Aggregate Bond Index.

MassMutual Premier Core Bond Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Since Inception Average Annual 1/1/98 - 4/30/07
Class A	2.44%	6.46%	4.52%	5.02%
Class A (Sales load deducted)*	–2.42%	1.40%	3.51%	4.48%
Class Y	2.61%	6.79%	4.87%	5.40%
Lehman Brothers Aggregate Bond Index	2.64%	7.36%	5.06%	5.88%

GROWTH OF A $10,000 INVESTMENT FOR THE PAST TEN YEARS OR SINCE INCEPTION

* Class A (sales load deducted) returns include the 4.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Core Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Core Bond Fund Class L and the Lehman Brothers Aggregate Bond Index.

MassMutual Premier Core Bond Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Since Inception Average Annual 5/3/99 - 4/30/07
Class L	2.62%	6.82%	4.78%	5.26%
Lehman Brothers Aggregate Bond Index	2.64%	7.36%	5.06%	5.81%

Hypothetical Investments in MassMutual Premier Core Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers Aggregate Bond Index.

MassMutual Premier Core Bond Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 12/31/02 - 4/30/07
Class N	2.31%	6.07%	3.31%
Class N (CDSC fees deducted)*	1.32%	5.07%	3.31%
Lehman Brothers Aggregate Bond Index	2.64%	7.36%	3.97%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Diversified Bond Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Diversified Bond Fund – and who is the Fund's sub-adviser?  This Fund seeks a superior total rate of return by investing in fixed-income instruments. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

How did the Fund perform during the six months ended April 30, 2007?  The Fund's Class S shares returned 2.81%, moderately outpacing the 2.64% return of the Lehman Brothers® Aggregate Bond Index, an unmanaged index of fixed-rate investment-grade securities with at least one year to maturity, combining the Lehman Brothers U.S. Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index.

What was the investment background during the period?
   For investors, the final quarter of 2006 was characterized by many conflicting signals. On the one hand, the economic data, led by the housing sector, pointed to an economy that was losing momentum. Housing starts, production, orders and retail sales all pointed toward softer business conditions. On the other hand, the equity markets seemed to ignore the economic data and steadily rose throughout the quarter. Corporate bonds also turned in a relatively strong performance. The high-yield sector rallied 4.2% in the period and investment-grade credits outpaced U.S. Treasuries by 0.25%.

Bond yields rose and prices fell early in 2007, reflecting expectations that the economy would achieve a "soft landing" – that is, a mild slowdown without recession. However, as concerns intensified about the weak housing market and problems with sub-prime lenders made headlines, bond yields eased and prices rallied. A late February sell-off in equities resulted in bond prices rising initially, then falling somewhat. Most Treasury securities ended the quarter with minor price gains; the Lehman Brothers Aggregate Bond Index closed out the quarter with a modest advance and the S&P 500® Index was up a mere 0.64%. Many market observers pointed to both a recession warning by former Federal Reserve (Fed) Chairman Alan Greenspan and actions by the Chinese Government to curb speculation as catalysts for the sudden sell-off. Other commentators noted that the market was "due for a correction," since it had been so long since it had posted any significant decline. Following the market's consolidation in March, risk-taking once again was profitable in the month of April. With interest rates stable and earnings generally exceeding expectations, investors reduced their emphasis on higher-rated bonds, and lower-rated companies generated the highest excess returns.

What factors contributed to the Fund's performance?
   The Fund outperformed the Lehman Brothers Aggregate Bond Index (the benchmark) in the fourth quarter of 2006. Driving the Fund's performance during this time was its lower-quality credit exposure. Every year since 2002, a bias toward high-yield debt has been a winning trade – and 2006 was no exception. Also enhancing performance was opportunistic mortgage trading activity.

In the first quarter of 2007, the Fund outperformed its benchmark, once again benefiting from its allocation to lower-quality bonds. In the month of April, financials lagged due to lingering concerns about exposure to sub-prime borrowers. Securitized sectors were generally flat, with the exception of the commercial mortgage sector, which weakened modestly on the heels of sub-prime carry-over and heavy issuance.

MassMutual Premier Diversified Bond Fund – Portfolio Manager Report (Continued)

What is your outlook?
   In our view, investors remain hopeful. With inflation contained and interest rates stable, investors seem committed to the markets, despite a rising level of uncertainty. Should inflation become more problematic or the economy seriously falter, the markets would likely struggle. For now, low inflation and interest rates, coupled with reasonable growth prospects, seem to provide a palatable backdrop for investors.

MassMutual Premier Diversified Bond Fund

Quality Structure

(% of Net Assets) on 4/30/07

U.S. Governments, Aaa/AAA	63.7%
Aa/AA	3.3%
A/A	4.7%
Baa/BBB	15.9%
Ba/BB	2.7%
B and Below	7.3%
Short-Term Investments and Other Assets and Liabilities	2.4%
100.0%

MassMutual Premier Diversified Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Diversified Bond Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L and the Lehman Brothers Aggregate Bond Index.

MassMutual Premier Diversified Bond Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Since Inception Average Annual 5/3/99 - 4/30/07
Class S	2.81%	7.34%	5.63%	5.51%
Class A	2.81%	7.05%	5.27%	5.12%
Class A (Sales load deducted)*	–2.08%	1.97%	4.25%	4.48%
Class Y	2.88%	7.23%	5.58%	5.45%
Class L	2.89%	7.36%	5.55%	5.37%
Lehman Brothers Aggregate Bond Index	2.64%	7.36%	5.06%	5.81%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 4.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Diversified Bond Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Diversified Bond Fund Class N, Class N (CDSC fees deducted), and the Lehman Brothers Aggregate Bond Index.

MassMutual Premier Diversified Bond Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 12/31/02 - 4/30/07
Class N	2.62%	6.69%	4.36%
Class N (CDSC fees deducted)*	1.63%	5.69%	4.36%
Lehman Brothers Aggregate Bond Index	2.64%	7.36%	3.97%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Strategic Income Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Strategic Income Fund – and who is the Fund's sub-adviser?  This Fund seeks high current income by investing mainly in fixed-income debt securities. The Fund's sub-adviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

How did the Fund perform during the six months ended April 30, 2007?  The Fund's Class S shares returned 6.63%, outperforming the 2.64% return of the Lehman Brothers® Aggregate Bond Index, an unmanaged index of fixed-rate investment-grade securities with at least one year to maturity, combining the Lehman Brothers® U.S. Government/Credit Index and the Lehman Brothers® Mortgage-Backed Securities Index. The Fund's 6.63% return also exceeded the 3.12% return of the Citigroup World Government Bond Index, an unmanaged index of debt securities of major foreign government bond markets.

What was the investment background during the period?
   In the fixed-income market, bond prices changed little as 2006 drew to a close, due in part to low default rates and generally favorable corporate earnings. Against this backdrop, the Lehman Brothers Aggregate Bond Index posted a marginal gain. The yield curve remained inverted, meaning that the yields of shorter-term securities generally stayed higher than those of longer-term issues.

Bond yields rose and prices fell early in 2007, reflecting expectations that the economy would achieve a "soft landing" – that is, a mild slowdown without recession. However, as concerns intensified about the weak housing market and problems with sub-prime lenders made headlines, bond yields eased and prices rallied. (Bond prices move in the opposite direction of interest rates [or yields]; when yields rise, the prices of existing bonds fall – and vice versa.) Additionally, the prices of most Treasury securities registered sizable gains on the single day in late February when stocks suffered a big sell-off, as concerned investors fled to safer investments. Not surprisingly, some of those gains were reversed when the stock market stabilized. Overall, most Treasury securities ended the quarter with modest price gains, and the Lehman Brothers Aggregate Bond Index closed out the quarter with a modest advance. In April, although the 10-year Treasury bond traded in a narrow range throughout most of the month, on April 30, it rose 14/32. Consequently, yields dropped 0.06% – bringing them to within 0.01% of where they were on April 2, the first trading day of the month.

What factors contributed to the Fund's performance?
   In the fourth quarter of 2006, Fund management capitalized on opportunities in selected emerging markets to lock in the higher yields that inflation-averse investors were demanding. In the U.S. government sector, interest rates increased appreciably toward the end of the quarter, as the overall strong nature of the incoming economic data surprised many market participants. Mortgages generally underperformed, primarily because of the low level of volatility in interest rates during the year. The high-yield market remained strong; spreads continued to be extraordinarily tight as corporate balance sheets remained firm and investors sought yield. New supply – which included new issues from Ford Motor Credit, GMAC and Georgia Pacific – remained high. Driven by low default rates and stable fundamentals, lower-quality securities continued to outperform.

In the first quarter of 2007, the Fund's performance in the international sector was largely driven by emerging market debt – in particular, emerging market debt denominated in local currencies. Long-term rates increased slightly at the end of the quarter, as the mixed economic data released in March raised expectations of a potential near-term easing in interest rates by the Federal Reserve – while simultaneously causing concerns about long-term economic strength. From a credit quality perspective, higher-quality bonds (AA) provided the best excess returns versus Treasuries, while lower-rated (BBB) issuers lost an average of 0.32%. The Fund continued to hold an underweight position in corporate bonds, relative to the benchmark Lehman Brothers Aggregate Bond Index. During the quarter, mortgages exposed to greater levels of prepayment risk – such as high-coupon

MassMutual Premier Strategic Income Fund – Portfolio Manager Report (Continued)

mortgage securities – outperformed those with less prepayment risk, such as lower-coupon mortgages. Investor demand for high-yield securities continued unabated in the first quarter, and investors continued to seek out riskier bonds. However, since valuations were no longer attractive on a historical basis, Fund management continued to position the portfolio more defensively. In April, the Fund's performance in the international sector was largely driven by emerging market debt. Corporate bonds rebounded strongly from the Asian equity sell-off in March, outperforming equivalent-duration Treasury securities. The Fund continued to hold an underweight position in corporate bonds – maintaining less corporate bond "beta" or exposure to corporate spread volatility than that of the benchmark. The mortgage market performed reasonably well in April, and Fund management continued to find pockets of relative value there. Although the high-yield market rebounded strongly in April, the portfolio managers continued to position the Fund more defensively in this sector in an effort to mitigate any meaningful price risk should the market back up from the aggressive valuations that existed at the end of the month.

What is your outlook?
   Though we are hopeful in our expectation of favorable conditions in both the U.S. and global economies, many market participants seem to be positioned for a slowdown. This could mean some tough times for bonds as investors adjust to reality and risky markets could back up due to fears of less liquidity. However, the stock of global liquidity is still huge, central banks are not going to liquidate Treasuries and housing is leveling off instead of crashing. There may be some volatility moving forward, but we believe the Fund is positioned to handle any market conditions that investors will face throughout the remainder of the year.

MassMutual Premier Strategic Income Fund

Asset Allocation

(% of Net Assets) on 4/30/07

Bonds & Notes	93.0%
Equities	0.7%
Swaps	0.4%
Purchased Options	0.0%
Forward Currency Contracts	2.0%
Futures	(0.1%)
Short-Term Investments and Other Assets and Liabilities	4.0%
100.0%

MassMutual Premier Strategic Income Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Strategic Income Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L, Class N, Class N (CDSC fees deducted), the Lehman Brothers Aggregate Bond Index and Citigroup World Government Bond Index.

MassMutual Premier Strategic Income Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 12/31/04 - 4/30/07
Class S	6.63%	9.60%	5.99%
Class A	6.38%	9.15%	5.48%
Class A (Sales load deducted)*	1.32%	3.97%	3.30%
Class Y	6.62%	9.60%	5.95%
Class L	6.61%	9.48%	5.81%
Class N	6.33%	8.98%	5.31%
Class N (CDSC fees deducted)*	5.33%	7.98%	5.31%
Lehman Brothers Aggregate Bond Index	2.64%	7.36%	3.88%
Citigroup World Government Bond Index	3.12%	6.42%	0.51%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 4.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers Aggregate Bond Index and Citigroup World Government Bond Index are unmanaged, do not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier High Yield Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier High Yield Fund – and who is the Fund's sub-adviser?  This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high-yield debt and related securities. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

How did the Fund perform during the six months ended April 30, 2007?  The Fund's Class S shares returned 7.47%, outperforming the 6.88% return of the Lehman Brothers® U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment-grade debt from the corporate and non-corporate sectors.

What was the investment background during the period?
   For investors, the final quarter of 2006 was characterized by many conflicting signals. On the one hand, the economic data, led by the housing sector, pointed to an economy that was losing momentum. Housing starts, production, orders and retail sales all pointed toward softer business conditions. On the other hand, the equity markets seemed to ignore the economic data and steadily rose throughout the quarter. Corporate bonds also turned in a relatively strong performance. The high-yield sector rallied 4.2% in the period and investment-grade credits outpaced U.S. Treasuries by 0.25%.

Bond yields rose and prices fell early in 2007, reflecting expectations that the economy would achieve a "soft landing" – that is, a mild slowdown without recession. However, as concerns intensified about the weak housing market and problems with sub-prime lenders made headlines, bond yields eased and prices rallied. A late February sell-off in equities resulted in bond prices rising initially, then falling. Most Treasury securities ended the quarter with minor price gains; the Lehman Brothers® Aggregate Bond Index closed out the quarter with a modest advance and the S&P 500® Index was up a mere 0.64%. Many market observers pointed to both a recession warning by former Federal Reserve (Fed) Chairman Alan Greenspan as well as actions by the Chinese Government to curb speculation as catalysts for the sudden sell-off. Other commentators noted that the market was "due for a correction," since it had been so long since it had posted any significant decline. Following the market's consolidation in March, risk-taking was once again profitable in the month of April. With interest rates stable and earnings generally exceeding expectations, investors reduced their emphasis on higher-rated bonds, and lower-rated companies generated the highest excess returns.

What factors contributed to the Fund's performance?
   In the fourth quarter of 2006, Charter Communications was a top performer – and one of the Fund's largest holdings. The Fund's portfolio positions in autos (particularly GM and Ford) were a mixed blessing, as they provided solid returns, but lost large amounts of outperformance, as the Fund was weighted towards the finance companies (GMAC and Ford Credit), which underperformed the auto companies. Also consistent with the results for the quarter, the Fund's underweight position in upper-tier credits benefited performance, as the benign credit environment rewarded investors for incremental risk-taking.

In the first quarter of 2007, mid- and lower-tier securities among the media cable, packaging and industrial-other industries posted strong results. Charter Communications and Packaging Dynamics were a few of the providers of outperformance during the quarter. Default rates continued to trend lower, with only two bond defaults during the first quarter. In April, the high-yield market rebounded to post a 1.30% return. All major sectors posted positive returns and lower-quality advanced the most. The Fund benefited from the overweight of B and CCC quality bonds. With respect to specific holdings, the overweight of Charter Communications continued to be a strong driver of performance, as was the Fund's underweight position in GMAC. Conversely, the underweight allocation to Ford and Ford Motor Credit Company hampered the Fund's progress in April.

MassMutual Premier High Yield Fund – Portfolio Manager Report (Continued)

What is your outlook?
   As always, it is impossible to predict with any certainty the future direction of the markets. On the one hand, classical analysis would suggest after an aggregate rise in interest rates of over 4% (since 2004), investors should expect a slowing economy accompanied by receding inflationary pressures and stable to declining interest rates. The housing sector's woes are already well documented, with building activity down 25%. On the other hand, the U.S. economy has been remarkably resilient in recent years – after having overcome numerous economic hurdles, such as a tripling of oil prices and a negative consumer savings rate. It would be presumptuous to assume, then, that the latest challenges are insurmountable, since the economy seems to have become extraordinarily flexible.

MassMutual Premier High Yield Fund

Quality Structure

(% of Net Assets) on 4/30/07

Baa/BBB	2.7%
Ba/BB	11.1%
B/B	61.1%
Below B/B	21.7%
Short-Term Investments and Other Assets and Liabilities	3.4%
100.0%

MassMutual Premier High Yield Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier High Yield Fund Class Y and the Lehman Brothers U.S. Corporate High Yield Index.

MassMutual Premier High Yield Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Since Inception Average Annual 9/5/00 - 4/30/07
Class Y	7.43%	11.94%	11.76%	9.35%
Lehman Brothers U.S. Corporate High Yield Index	6.88%	12.34%	10.33%	7.99%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers U.S. Corporate High Yield Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier High Yield Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier High Yield Fund Class S, Class A, Class A (sales load deducted), Class L, Class N, Class N (CDSC fees deducted) and the Lehman Brothers U.S. Corporate High Yield Index.

MassMutual Premier High Yield Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 11/1/04 - 4/30/07
Class S	7.47%	11.98%	8.68%
Class A	7.31%	11.53%	8.24%
Class A (Sales load deducted)*	1.14%	5.11%	5.70%
Class L	7.41%	11.83%	8.50%
Class N	7.06%	11.15%	7.87%
Class N (CDSC fees deducted)*	6.06%	10.15%	7.87%
Lehman Brothers U.S. Corporate High Yield Index	6.88%	12.34%	8.53%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lehman Brothers U.S. Corporate High Yield Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Balanced Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Balanced Fund – and who is the Fund's sub-adviser?  This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed-income securities and money market instruments. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

How did the Fund perform during the six months ended April 30, 2007?  The Fund's Class S shares returned 6.30%, underperforming the 8.60% return of the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies, and the 7.28% return of the Lipper Balanced Fund Index, an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. Conversely, the Fund's Class S shares outpaced the 2.64% return of the Lehman Brothers® Aggregate Bond Index, an unmanaged index of fixed rate investment-grade securities with at least one year to maturity, combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index.

What was the investment background during the period?
   For investors, the final quarter of 2006 was characterized by many conflicting signals. On the one hand, the economic data, led by the housing sector, pointed to an economy that was losing momentum. Housing starts, production, orders and retail sales all pointed toward softer business conditions. On the other hand, the equity markets seemed to ignore the economic data and steadily rose throughout the quarter, led by emerging markets. Corporate bonds also turned in a relatively strong performance. The high-yield sector rallied 4.2% in the period and investment-grade credits outpaced U.S. Treasuries by 0.25%.

Bond yields rose and prices fell early in 2007, reflecting expectations that the economy would achieve a "soft landing" – that is, a mild slowdown without recession. However, as concerns intensified about the weak housing market and problems with sub-prime lenders made headlines, bond yields eased and prices rallied. A late February sell-off in equities resulted in bond prices rising initially, then falling. Most Treasury securities ended the quarter with minor price gains; the Lehman Brothers Aggregate Bond Index closed out the quarter with a modest advance and the S&P 500 was up a mere 0.64%. Many market observers pointed to both a recession warning by former Federal Reserve (Fed) Chairman Alan Greenspan as well as actions by the Chinese Government to curb speculation as catalysts for the sudden sell-off. Other commentators noted that the market was "due for a correction," since it had been so long since it had posted any significant decline. In April, continued positive news from the corporate earnings arena benefited stock markets in the U.S. The Dow Jones Industrial AverageSM reached 13,000 for the first time, closing out the month at 13,063. The S&P 500 Index also gained ground in April. In the fixed-income arena, following the market's consolidation in March, risk-taking once again was profitable in the month of April. With interest rates stable and earnings generally exceeding expectations, investors reduced their emphasis on higher-rated bonds, and lower-rated companies generated the highest excess returns.

How did the Fund's stock component perform?
   During the fourth quarter, the Fund's equity models performed well. The market favored small stocks, with higher beta that were growing rapidly. Momentum and estimate revision factors did not help in stock selection in the fourth quarter, however, due to the shift in economic conditions. In the first quarter, the Fund's favorable security selection and sector allocation benefited performance. In April, expected growth, beta and stocks of companies buying back shares generally did well. This pattern may indicate that investors are looking for growth. If this is the latest investment philosophy, investors were approaching it in a somewhat cautious fashion, however, as during the month, the market also favored companies with prudent capital use and valuation characteristics.

MassMutual Premier Balanced Fund – Portfolio Manager Report (Continued)

How did the bond portfolio perform?
   In the final three months of 2006, the Fund found strength in its lower-quality credit exposure. Every year since 2002, a bias toward high-yield debt has been a winning trade, and 2006 was no exception. Also enhancing performance was opportunistic mortgage trading activity. Higher coupon holdings aided results as well. In the first quarter, the Fund's lower-quality credit exposure and favorable sector allocation were key drivers of performance. Turning to April, financials lagged due to lingering concerns about exposure to sub-prime borrowers. Securitized sectors were generally flat, with the exception of the commercial mortgage sector, which weakened modestly on the heels of sub-prime carry-over and heavy issuance.

What is your outlook?
   In our view, investors remain hopeful. With inflation contained and interest rates stable, investors seem committed to the markets, despite a rising level of uncertainty. Should inflation become more problematic or the economy seriously falter, the markets would likely struggle. For now, low inflation and interest rates, coupled with reasonable growth prospects, seem to provide an optimistic backdrop for investors.

MassMutual Premier Balanced Fund

Asset Allocation

(% of Net Assets) on 4/30/07

Equities	63.6%
Bonds & Notes	29.5%
Purchased Options	0.0%
Futures	0.1%
Swaps	0.0%
Short-Term Investments and Other Assets and Liabilities	6.8%
100.0%

MassMutual Premier Balanced Fund

Largest Stock Holdings (4/30/07)

Exxon Mobil Corp.	2.7%
Bank of America Corp.	1.4%
General Electric Co.	1.3%
JP Morgan Chase & Co.	1.3%
Pfizer, Inc.	1.3%
Cisco Systems, Inc.	1.2%
Citigroup, Inc.	1.2%
AT&T, Inc.	1.1%
International Business Machines Corp.	1.1%
Microsoft Corp.	1.0%

MassMutual Premier Balanced Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Balanced Fund Class S, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Premier Balanced Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Ten Year Average Annual 5/1/97 - 4/30/07
Class S	6.30%	11.97%	7.07%	5.15%
Lipper Balanced Fund Index	7.28%	11.70%	7.84%	7.55%
Lehman Brothers Aggregate Bond Index	2.64%	7.36%	5.06%	6.35%
S&P 500 Index	8.60%	15.23%	8.54%	8.04%

GROWTH OF A $10,000 INVESTMENT FOR THE PAST TEN YEARS

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged, do not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Balanced Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Balanced Fund Class A, Class A (sales load deducted), Class Y, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Premier Balanced Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Since Inception Average Annual 1/1/98 - 4/30/07
Class A	6.09%	11.50%	6.49%	3.41%
Class A (Sales load deducted)*	–0.01%	5.08%	5.24%	2.75%
Class Y	6.35%	11.96%	6.94%	3.82%
Lipper Balanced Fund Index	7.28%	11.70%	7.84%	6.40%
Lehman Brothers Aggregate Bond Index	2.64%	7.36%	5.06%	5.88%
S&P 500 Index	8.60%	15.23%	8.54%	6.30%

Hypothetical Investments in MassMutual Premier Balanced Fund Class L, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Premier Balanced Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Since Inception Average Annual 5/3/99 - 4/30/07
Class L	6.12%	11.68%	6.74%	2.32%
Lipper Balanced Fund Index	7.28%	11.70%	7.84%	4.96%
Lehman Brothers Aggregate Bond Index	2.64%	7.36%	5.06%	5.81%
S&P 500 Index	8.60%	15.23%	8.54%	2.95%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged, do not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Balanced Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Balanced Fund Class N, Class N (CDSC fees deducted), the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index.

MassMutual Premier Balanced Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 12/31/02 -4/30/07
Class N	5.89%	11.11%	9.68%
Class N (CDSC fees deducted)*	4.89%	10.11%	9.68%
Lipper Balanced Fund Index	7.28%	11.70%	11.54%
Lehman Brothers Aggregate Bond Index	2.64%	7.36%	3.97%
S&P 500 Index	8.60%	15.23%	14.87%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index are unmanaged, do not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Value Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Value Fund – and who is the Fund's sub-adviser?  This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies. The Fund's sub-adviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

How did the Fund perform during the six months ended April 30, 2007?
   The Fund's Class S shares returned 13.98%, outperforming the 8.60% return of the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Fund's 13.98% return also exceeded the 9.79% return of the Russell 1000® Value Index, an unmanaged index representative of stocks with greater-than-average value orientation among the stocks of the largest 1000 U.S. companies based on capitalization.

What was the investment background during the period?
   Domestic stocks forged higher during the final months of 2006, reaching some notable milestones along the way. The Dow Jones Industrial AverageSM (the Dow) posted a series of new highs, and the S&P 500 Index broke the 1,400 level by year-end. Small caps, as evidenced by the Russell 2000® Index, also ended the year strongly. For its part, the technology-heavy Nasdaq Composite® Index (Nasdaq) also did well in the fourth quarter. The U.S. dollar weakened slightly during the period, which helped the MSCI® EAFE® Index turn in a double-digit advance.

U.S. stock prices showed little change during the first quarter of 2007, despite a significant increase in volatility across the board. Shaking off a rebound in oil prices and indications that first-quarter earnings might be weaker than forecast, stocks generally advanced, with minor retreats, until the second-to-last day of February. At that point, the market contracted, and most of the widely followed stock indexes suffered one-day losses of more than 3%. However, the market rallied in March, triggered in part by hopes that a Federal Reserve interest rate cut might be sooner than many previously believed. Despite March's advancement, most domestic stock indexes struggled to get into positive territory for the overall quarter. Although the Dow established a new closing high in February, the blue-chip benchmark declined slightly for the three months ended March 31. The S&P 500 Index finished with a small advance, as did technology stocks, which barely managed to post a positive return for the period. The U.S. dollar rallied early in the quarter, but gave up those gains later on, losing ground against most major foreign currencies. The dollar's depreciation supported the returns of foreign stocks and helped the MSCI EAFE Index return exceed its U.S. counterparts. In the month of April, continued positive news from the corporate earnings arena benefited the major stock markets in the U.S. The Dow reached 13,000 for the first time, closing out the month at 13,063. The S&P 500 Index also gained ground in April. Foreign stocks lagged their domestic counterparts during the 30-day period; the MSCI EAFE Index did advance, however.

What factors contributed to the Fund's performance?  In the fourth quarter of 2006, performance drivers included the consumer staples, utilities and industrials sectors, with consumer staples emerging as the most significant source of added value during the quarter. Utilities also performed well, as CMS Energy, PG&E Corp. and Sempra Energy all posted double-digit returns. In industrials, there were combined positive effects from the Fund's overweight position in the sector and effective stock selection. Sectors that primarily detracted from performance, relative to the Russell 1000 Value Index, were financials, consumer discretionary and energy. In financials, the source of relative underperformance was stock selection. Within consumer discretionary, stock selection was again the primary detractor from performance within the sector. In energy, stock selection contributed to returns, as Schlumberger and Exxon Mobil performed well, but the portfolio's underweight position in the sector – which reflects our view that energy is being priced at unsustainably high levels – dragged on the Fund's overall progress.

In the first quarter of 2007, successful stock selection in the consumer discretionary sector drove relative performance, as Liberty Global, a worldwide cable operator and content provider – and a core portfolio holding – posted double-digit returns. Within information technology, Take-Two Interactive

MassMutual Premier Value Fund – Portfolio Manager Report (Continued)

Software, developer and distributor of such blockbuster games as Grand Theft Auto and Railroad Tycoon, moved up roughly 13% as the market speculated on potential changes in company management. Corning was another top contributor to sector returns, advancing more than 22%. Corning, the premier volume producer of LCD glass substrate and other technology materials, enjoyed accelerating growth as HDTV prices dropped (and sales increased) faster than anticipated. In industrials, Siemens AG, Navistar and United Technologies all posted gains. In energy, the Fund's stock selection generated some performance drag during the quarter. Top holding Exxon Mobil was down slightly, although a strong run by Schlumberger helped to offset some of the relative weakness in the energy sector. The largest detractor from relative performance was telecommunication services, where positive stock selection was undermined by a significant underweight relative to the benchmark. In April, the Fund's exposure to financials, industrials and telecommunication services drove strong returns at the sector level.

What is your outlook?
   Overall, we remain optimistic about the portfolio's prospects, even as we remain somewhat guarded about the economic environment. We will continue to utilize the same techniques for finding reasonably priced stocks that have served us well in the past.

MassMutual Premier Value Fund

Industry Table

(% of Net Assets) on 4/30/07

Banks	11.4%
Diversified Financial	10.9%
Aerospace & Defense	9.4%
Oil & Gas	8.3%
Media	6.2%
Retail	6.1%
Pharmaceuticals	5.9%
Electric	5.8%
Insurance	5.5%
Software	4.6%
Telecommunications	3.6%
Agriculture	2.8%
Auto Manufacturers	2.7%
Manufacturing	2.0%
Foods	2.0%
Chemicals	1.5%
Oil & Gas Services	1.5%
Semiconductors	1.1%
Health Care — Services	0.9%
Gas	0.7%
Short-Term Investments and Other Assets and Liabilities	7.1%
100.0%

MassMutual Premier Value Fund

Largest Stock Holdings

(% of Net Assets) on 4/30/07

UBS AG	5.1%
Exxon Mobil Corp.	4.8%
Liberty Global, Inc. Cl. C	4.8%
United Technologies Corp.	4.4%
Wachovia Corp.	4.3%
Costco Wholesale Corp.	4.1%
Boeing Co.	4.0%
Wells Fargo & Co.	3.8%
Everest Re Group Ltd.	3.7%
Exelon Corp.	3.6%

MassMutual Premier Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Value Fund Class L, the Russell 1000 Value Index and the S&P 500 Index.

MassMutual Premier Value Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Ten Year Average Annual 5/1/97 - 4/30/07
Class L	13.87%	20.01%	8.77%	8.73%
Russell 1000 Value Index	9.79%	18.15%	11.83%	10.80%
S&P 500 Index	8.60%	15.23%	8.54%	8.04%

Hypothetical Investments in MassMutual Premier Value Fund Class S, Class A, Class A (sales load deducted), Class Y, Class N, Class N (CDSC fees deducted), the Russell 1000 Value Index and the S&P 500 Index.

MassMutual Premier Value Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 11/1/04 - 4/30/07
Class S	13.98%	20.25%	14.14%
Class A	13.70%	19.64%	13.58%
Class A (Sales load deducted)*	7.16%	12.76%	10.91%
Class Y	13.90%	20.09%	14.02%
Class N	13.40%	19.14%	13.16%
Class N (CDSC fees deducted)*	12.40%	18.14%	13.16%
Russell 1000 Value Index	9.79%	18.15%	17.35%
S&P 500 Index	8.60%	15.23%	13.53%

GROWTH OF A $10,000 INVESTMENT FOR THE PAST TEN YEARS OR SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Value Index and the S&P 500 Index are unmanaged, do not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Enhanced Index Value Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Enhanced Index Value Fund – and who is the Fund's sub-adviser?  This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

How did the Fund perform during the six months ended April 30, 2007?  The Fund's Class S shares returned 8.88%, trailing the 9.79% return of the Russell 1000 Value Index, an unmanaged index consisting of those Russell 1000® Index securities (representing the 1000 largest U.S. companies, based on market capitalization) with greater-than-average value orientation that tend to exhibit lower price-to-book ratios and forecasted growth values than securities in the growth universe.

What was the investment background during the period?
   For investors, the final quarter of 2006 was characterized by many conflicting signals. On the one hand, the economic data, led by the housing sector, pointed to an economy that was losing momentum. Housing starts, production, orders and retail sales all pointed toward softer business conditions. On the other hand, the equity markets seemed to ignore the economic data and steadily rose throughout the quarter. The average U.S. stock increased 7% while globally, equities raced ahead over 10%. Leading the way were emerging markets, which climbed 17%.

U.S. stock prices showed little change during the first quarter of 2007, despite a significant increase in volatility across the board. Shaking off a rebound in oil prices and indications that first-quarter earnings might be weaker than forecast, stocks generally advanced, with minor retreats, until the second-to-last day of February. At that point, the market contracted, and most of the widely followed stock indexes suffered one-day losses of more than 3%. However, the market rallied in March, triggered in part by hopes that a Federal Reserve (Fed) interest rate cut might be sooner than many previously believed. Despite March's advancement, most domestic stock indexes struggled to get into positive territory for the overall quarter. In the end, the S&P 500® Index was up just 0.64% in the first three months of the year. Many market observers pointed to both a recession warning by former Fed Chairman Alan Greenspan and actions by the Chinese Government to curb speculation as catalysts for the sudden sell-off. Other commentators noted that the market was "due for a correction," since it had been so long since it had posted any significant decline. In the month of April, continued positive news from the corporate earnings arena benefited the major stock markets in the U.S. The Dow Jones Industrial AverageSM reached 13,000 for the first time, closing out the month at 13,063. The S&P 500 Index also gained ground in April.

What factors contributed to the Fund's performance?
   During the fourth quarter of 2006, the Fund's value model performed well. The market favored small-cap stocks, with higher beta that were growing rapidly. Momentum and estimate revision factors did not help in stock selection in the fourth quarter, due to the shift in economic conditions. Value strategies performed well, but had volatile returns, as many of the cheapest names based on the value metrics were in the housing sector – which had been the epicenter of the market's upheaval for the better part of the year.

In the first quarter of 2007, the Fund lagged due to increased market volatility, which caused the performance of the models to be erratic. The Fund's value model did particularly poorly, especially in the heavily weighted financial sector, when news surrounding the deterioration of the sub-prime markets and defaults associated with that decline drove stock prices down. Growth and momentum factors did better than the value factor. Value factors are still the heaviest influence on overall performance as growth continues to be underappreciated by the market.

In April, expected growth, beta and stocks of companies buying back shares generally did well. This pattern may indicate that investors are looking for growth, as it appears to be getting scarce. If this is the latest investment philosophy, investors were approaching it in a somewhat cautious fashion,

MassMutual Premier Enhanced Index Value Fund – Portfolio Manager Report (Continued)

however, as during the month, the market also favored companies with prudent capital use and valuation characteristics. The renaissance of growth factors in 2007 is likely one of the reasons why the value model has lagged in 2007 after a strong 2006. The model often lags during transitions such as this.

What is your outlook?
   Going forward, it is likely that we have not heard the last of the two prevailing themes of 2007 – developing world growth and the slowing U.S. housing market. We continue to see late-cycle-like behavior in the markets and in the factors that drive returns. This may mean a shift in investor focus, so, as always, we will seek to maintain our discipline during this potentially transitory period.

MassMutual Premier Enhanced Index Value Fund – Portfolio Manager Report (Continued)

MassMutual Premier Enhanced Index Value Fund

Industry Table

(% of Net Assets) on 4/30/07

Oil & Gas	12.7%
Diversified Financial	12.7%
Banks	10.6%
Insurance	8.2%
Telecommunications	7.6%
Electric	6.1%
Pharmaceuticals	5.5%
Media	3.2%
Manufacturing	3.2%
Cosmetics & Personal Care	2.4%
Foods	2.3%
Computers	2.2%
Real Estate Investment Trusts	2.2%
Retail	2.0%
Chemicals	1.9%
Commercial Services	1.5%
Aerospace & Defense	1.4%
Agriculture	1.4%
Savings & Loans	1.2%
Iron & Steel	1.1%
Beverages	1.0%
Transportation	0.8%
Household Products	0.7%
Auto Manufacturers	0.7%
Toys, Games & Hobbies	0.6%
Office Equipment/Supplies	0.6%
Pipelines	0.6%
Packaging & Containers	0.5%
Gas	0.5%
Health Care — Services	0.5%
Machinery — Diversified	0.5%
Apparel	0.4%
Semiconductors	0.4%
Office Furnishings	0.3%
Internet	0.3%
Software	0.2%
Forest Products & Paper	0.2%
Airlines	0.2%
Health Care — Products	0.1%
Automotive & Parts	0.1%
Oil & Gas Services	0.1%
Mining	0.1%
Biotechnology	0.1%
Investment Companies	0.1%
Electronics	0.1%
Electrical Components & Equipment	0.1%
Textiles	0.1%
Lodging	0.1%
Industrial — Distribution	0.1%
Machinery — Construction & Mining	0.1%
Hand & Machine Tools	0.1%
Environmental Controls	0.0%
Home Furnishing	0.0%
Home Builders	0.0%
Housewares	0.0%
Advertising	0.0%
Computer Related Services	0.0%
Engineering & Construction	0.0%
Holding Company — Diversified	0.0%
Building Materials	0.0%
Short-Term Investments and Other Assets and Liabilities	0.3%
100.0%

MassMutual Premier Enhanced Index Value Fund

Largest Stock Holdings

(% of Net Assets) on 4/30/07

Exxon Mobil Corp.	6.6%
AT&T, Inc.	4.0%
Bank of America Corp.	3.9%
Citigroup, Inc.	3.4%
JP Morgan Chase & Co.	3.1%
Pfizer, Inc.	2.9%
Chevron Corp.	2.6%
The Procter & Gamble Co.	2.0%
General Electric Co.	1.9%
Merck & Co., Inc.	1.6%

MassMutual Premier Enhanced Index Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Enhanced Index Value Fund Class Y and the Russell 1000 Value Index.

MassMutual Premier Enhanced Index Value Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Since Inception Average Annual 12/19/00 - 4/30/07
Class Y	8.39%	16.83%	11.65%	9.31%
Russell 1000 Value Index	9.79%	18.15%	11.83%	8.75%

Hypothetical Investments in MassMutual Premier Enhanced Index Value Fund Class S, Class A, Class A (sales load deducted), Class L, Class N, Class N (CDSC fees deducted) and the Russell 1000 Value Index.

MassMutual Premier Enhanced Index Value Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 11/1/04 - 4/30/07
Class S	8.88%	17.35%	17.37%
Class A	8.28%	16.33%	16.61%
Class A (Sales load deducted)*	2.06%	9.64%	13.87%
Class L	8.31%	16.68%	16.83%
Class N	8.03%	15.94%	16.23%
Class N (CDSC fees deducted)*	7.03%	14.94%	16.23%
Russell 1000 Value Index	9.79%	18.15%	17.35%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Value Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Enhanced Index Value Fund II – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Enhanced Index Value Fund II – and who is the Fund's sub-adviser?  This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

How did the Fund perform during the six months ended April 30, 2007?  The Fund's Class S shares returned 8.57%, trailing the 9.79% return of the Russell 1000 Value Index, an unmanaged index consisting of those Russell 1000® Index securities (representing the 1000 largest U.S. companies, based on market capitalization) with greater-than-average value orientation that tend to exhibit lower price-to-book ratios and forecasted growth values than securities in the growth universe.

What was the investment background during the period?
   For investors, the final quarter of 2006 was characterized by many conflicting signals. On the one hand, the economic data, led by the housing sector, pointed to an economy that was losing momentum. Housing starts, production, orders and retail sales all pointed toward softer business conditions. On the other hand, the equity markets seemed to ignore the economic data and steadily rose throughout the quarter. The average U.S. stock increased 7% while globally, equities raced ahead over 10%. Leading the way were emerging markets, which climbed 17%.

U.S. stock prices showed little change during the first quarter of 2007, despite a significant increase in volatility across the board. Shaking off a rebound in oil prices and indications that first-quarter earnings might be weaker than forecast, stocks generally advanced, with minor retreats, until the second-to-last day of February. At that point, the market contracted, and most of the widely followed stock indexes suffered one-day losses of more than 3%. However, the market rallied in March, triggered in part by hopes that a Federal Reserve (Fed) interest rate cut might be sooner than many previously believed. Despite March's advancement, most domestic stock indexes struggled to get into positive territory for the overall quarter. In the end, the S&P 500® Index was up just 0.64% in the first three months of the year. Many market observers pointed to both a recession warning by former Fed Chairman Alan Greenspan and actions by the Chinese Government to curb speculation as catalysts for the sudden sell-off. Other commentators noted that the market was "due for a correction," since it had been so long since it had posted any significant decline. In the month of April, continued positive news from the corporate earnings arena benefited the major stock markets in the U.S. The Dow Jones Industrial AverageSM reached 13,000 for the first time, closing out the month at 13,063. The S&P 500 Index also gained ground in April.

What factors contributed to the Fund's performance?
   During the fourth quarter of 2006, the Fund's value model performed well. The market favored small-cap stocks, with higher beta that were growing rapidly. Momentum and estimate revision factors did not help in stock selection in the fourth quarter, due to the shift in economic conditions. Value strategies performed well, but had volatile returns, as many of the cheapest names based on the value metrics were in the housing sector – which had been the epicenter of the market's upheaval for the better part of the year.

In the first quarter of 2007, the Fund lagged due to increased market volatility, which caused the performance of the models to be erratic. The Fund's value model did particularly poorly, especially in the heavily weighted financial sector, when news surrounding the deterioration of the sub-prime markets and defaults associated with that decline drove stock prices down. Growth and momentum factors did better than the value factor. Value factors are still the heaviest influence on overall performance as growth continues to be underappreciated by the market.

In April, expected growth, beta and stocks of companies buying back shares generally did well. This pattern may indicate that investors are looking for growth, as it appears to be getting scarce. If this is the latest investment philosophy, investors were approaching it in a somewhat cautious fashion,

MassMutual Premier Enhanced Index Value Fund II – Portfolio Manager Report (Continued)

however, as during the month, the market also favored companies with prudent capital use and valuation characteristics. The renaissance of growth factors in 2007 is likely one of the reasons why the value model has lagged in 2007 after a strong 2006. The model often lags during transitions such as this.

What is your outlook?
   Going forward, it is likely that we have not heard the last of the two prevailing themes of 2007 – developing world growth and the slowing U.S. housing market. We continue to see late-cycle-like behavior in the markets and in the factors that drive returns. This may mean a shift in investor focus, so, as always, we will seek to maintain our discipline during this potentially transitory period.

MassMutual Premier Enhanced Index Value Fund II – Portfolio Manager Report (Continued)

MassMutual Premier Enhanced Index Value Fund II

Industry Table

(% of Net Assets) on 4/30/07

Oil & Gas	12.7%
Diversified Financial	12.6%
Banks	10.6%
Insurance	8.4%
Telecommunications	7.7%
Electric	6.2%
Pharmaceuticals	5.5%
Media	3.3%
Manufacturing	3.2%
Cosmetics & Personal Care	2.4%
Foods	2.3%
Computers	2.2%
Real Estate Investment Trusts	2.1%
Retail	1.9%
Chemicals	1.8%
Commercial Services	1.4%
Aerospace & Defense	1.4%
Agriculture	1.4%
Savings & Loans	1.2%
Iron & Steel	1.1%
Beverages	1.0%
Transportation	0.7%
Household Products	0.7%
Auto Manufacturers	0.7%
Office Equipment/Supplies	0.6%
Toys, Games & Hobbies	0.6%
Pipelines	0.6%
Gas	0.6%
Packaging & Containers	0.5%
Health Care — Services	0.5%
Machinery — Diversified	0.5%
Apparel	0.4%
Office Furnishings	0.3%
Semiconductors	0.3%
Internet	0.2%
Forest Products & Paper	0.2%
Software	0.2%
Airlines	0.2%
Health Care — Products	0.1%
Oil & Gas Services	0.1%
Mining	0.1%
Investment Companies	0.1%
Electronics	0.1%
Automotive & Parts	0.1%
Textiles	0.1%
Hand & Machine Tools	0.1%
Electrical Components & Equipment	0.1%
Biotechnology	0.1%
Lodging	0.1%
Environmental Controls	0.1%
Industrial — Distribution	0.1%
Advertising	0.1%
Housewares	0.0%
Home Furnishing	0.0%
Machinery — Construction & Mining	0.0%
Engineering & Construction	0.0%
Home Builders	0.0%
Computer Related Services	0.0%
Holding Company — Diversified	0.0%
Short-Term Investments and Other Assets and Liabilities	0.4%
100.0%

MassMutual Premier Enhanced Index Value Fund II

Largest Stock Holdings

(% of Net Assets) on 4/30/07

Exxon Mobil Corp.	6.6%
AT&T, Inc.	4.0%
Bank of America Corp.	4.0%
Citigroup, Inc.	3.4%
JP Morgan Chase & Co.	3.1%
Pfizer, Inc.	2.9%
Chevron Corp.	2.6%
The Procter & Gamble Co.	2.0%
General Electric Co.	1.9%
Merck & Co., Inc.	1.6%

MassMutual Premier Enhanced Index Value Fund II – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Enhanced Index Value Fund II Class S, Class A, Class A (sales load deducted), Class Y, Class L, Class N, Class N (CDSC fees deducted) and the Russell 1000 Value Index.

MassMutual Premier Enhanced Index Value Fund II

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 10/15/04 - 4/30/07
Class S	8.57%	16.87%	17.50%
Class A	8.28%	16.38%	16.93%
Class A (Sales load deducted)*	2.06%	9.68%	14.24%
Class Y	8.57%	16.88%	17.41%
Class L	8.56%	16.78%	17.24%
Class N	8.21%	16.11%	16.59%
Class N (CDSC fees deducted)*	7.26%	15.11%	16.59%
Russell 1000 Value Index	9.79%	18.15%	18.01%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Value Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Enhanced Index Core Equity Fund – and who is the Fund's sub-adviser?  This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

How did the Fund perform during the six months ended April 30, 2007?  The Fund's Class S shares returned 8.04%, underperforming the 8.60% return of the S&P 500 Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies.

What was the investment background during the period?
   For investors, the final quarter of 2006 was characterized by many conflicting signals. On the one hand, the economic data, led by the housing sector, pointed to an economy that was losing momentum. Housing starts, production, orders and retail sales all pointed toward softer business conditions. On the other hand, the equity markets seemed to ignore the economic data and steadily rose throughout the quarter. The average U.S. stock increased 7% while globally, equities raced ahead over 10%. Leading the way were emerging markets, which climbed 17%.

U.S. stock prices showed little change during the first quarter of 2007, despite a significant increase in volatility across the board. Shaking off a rebound in oil prices and indications that first-quarter earnings might be weaker than forecast, stocks generally advanced, with minor retreats, until the second-to-last day of February. At that point, the market contracted, and most of the widely followed stock indexes suffered one-day losses of more than 3%. However, the market rallied in March, triggered in part by hopes that a Federal Reserve (Fed) interest rate cut might be sooner than many previously believed. Despite March's advancement, most domestic stock indexes struggled to get into positive territory for the overall quarter. In the end, the S&P 500 Index was up a mere 0.64% in the first three months of the year. Many market observers pointed to both a recession warning by former Fed Chairman Alan Greenspan and actions by the Chinese Government to curb speculation as catalysts for the sudden sell-off. Other commentators noted that the market was "due for a correction," since it had been so long since it had posted any significant decline. In the month of April, continued positive news from the corporate earnings arena benefited the major stock markets in the U.S. The Dow Jones Industrial AverageSM reached 13,000 for the first time, closing out the month at 13,063. The S&P 500 Index also gained ground in April.

What factors contributed to the Fund's performance?  During the fourth quarter of 2006, the Fund's models performed well. The market favored small-cap stocks, with higher beta that were growing rapidly. Momentum and estimate revision factors did not help in stock selection in the fourth quarter, due to the shift in economic conditions.

In the first quarter of 2007, the Fund's core equity model was down slightly. The financial sector, which has a relatively large weight in the value universe, was hurt by news of continuing deterioration of the sub-prime mortgage market and defaults associated with that decline. Growth and momentum factors generally did well in the first quarter, but there was no clear pattern of effective factors across the market.

In April, expected growth, beta and stocks of companies buying back shares generally did well. This pattern may indicate that investors are looking for growth, as it appears to be getting scarce. If this is the latest investment philosophy, investors were approaching it in a somewhat cautious fashion, however, as the market also favored companies with prudent capital use and valuation characteristics during the month.

What is your outlook?  Going forward, it is likely that we have not heard the last of the two prevailing themes of 2007 – developing world growth and the slowing U.S. housing market. We continue to see late-cycle-like behavior in the markets and in the factors that drive returns. This may mean a shift in investor focus, so we will maintain our discipline during this potentially transitory period.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio Manager Report (Continued)

MassMutual Premier Enhanced

Index Core Equity Fund

Industry Table

(% of Net Assets) on 4/30/07

Diversified Financial	9.6%
Oil & Gas	7.1%
Insurance	6.7%
Pharmaceuticals	6.6%
Telecommunications	6.1%
Banks	5.5%
Computers	5.4%
Retail	4.8%
Manufacturing	4.1%
Media	4.1%
Software	3.9%
Electric	3.6%
Aerospace & Defense	3.4%
Health Care — Products	2.4%
Semiconductors	2.3%
Foods	2.2%
Beverages	1.9%
Chemicals	1.6%
Health Care — Services	1.6%
Cosmetics & Personal Care	1.4%
Commercial Services	1.4%
Oil & Gas Services	1.3%
Agriculture	1.2%
Transportation	1.1%
Iron & Steel	0.9%
Gas	0.8%
Toys, Games & Hobbies	0.7%
Internet	0.7%
Apparel	0.7%
Auto Manufacturers	0.6%
Office Equipment/Supplies	0.5%
Household Products	0.5%
Packaging & Containers	0.5%
Real Estate Investment Trusts	0.5%
Advertising	0.5%
Pipelines	0.4%
Hand & Machine Tools	0.4%
Machinery — Construction & Mining	0.3%
Forest Products & Paper	0.3%
Savings & Loans	0.3%
Machinery — Diversified	0.3%
Biotechnology	0.2%
Mining	0.2%
Lodging	0.2%
Electrical Components & Equipment	0.2%
Electronics	0.2%
Automotive & Parts	0.1%
Building Materials	0.1%
Home Builders	0.1%
Environmental Controls	0.1%
Housewares	0.1%
Industrial — Distribution	0.0%
Home Furnishing	0.0%
Engineering & Construction	0.0%
Textiles	0.0%
Leisure Time	0.0%
Coal	0.0%
Real Estate	0.0%
Airlines	0.0%
Short-Term Investments and Other Assets and Liabilities	0.3%
100.0%

MassMutual Premier Enhanced

Index Core Equity Fund

Largest Stock Holdings

(% of Net Assets) on 4/30/07

Exxon Mobil Corp.	4.2%
Bank of America Corp.	2.2%
JP Morgan Chase & Co.	2.1%
General Electric Co.	2.0%
Pfizer, Inc.	2.0%
Cisco Systems, Inc.	1.9%
Citigroup, Inc.	1.9%
International Business Machines Corp.	1.8%
AT&T, Inc.	1.7%
Microsoft Corp.	1.7%

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Enhanced Index Core Equity Fund Class Y and the S&P 500 Index.

MassMutual Premier Enhanced Index Core Equity Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Ten Year Average Annual 5/1/97 - 4/30/07
Class Y	7.97%	14.75%	8.41%	6.51%
S&P 500 Index	8.60%	15.23%	8.54%	8.04%

Hypothetical Investments in MassMutual Premier Enhanced Index Core Equity Fund Class S, Class A, Class A (sales load deducted) Class L, Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MassMutual Premier Enhanced Index Core Equity Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 11/1/04 - 4/30/07
Class S	8.04%	14.91%	14.00%
Class A	7.76%	14.27%	13.38%
Class A (Sales load deducted)*	1.56%	7.70%	10.72%
Class L	7.89%	14.58%	13.66%
Class N	7.55%	13.87%	13.02%
Class N (CDSC fees deducted)*	6.55%	12.87%	13.02%
S&P 500 Index	8.60%	15.23%	13.53%

GROWTH OF A $10,000 INVESTMENT FOR THE PAST TEN YEARS OR SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Main Street Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Main Street Fund – and who is the Fund's sub-adviser?  This Fund seeks a high total return by investing mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. The Fund's sub-adviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

How did the Fund perform during the six months ended April 30, 2007?  The Fund's Class S shares returned 8.02%, trailing the 8.60% return of the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies.

What was the investment background during the period?
   Domestic stocks forged higher during the final months of 2006, reaching some notable milestones along the way. The Dow Jones Industrial AverageSM (the Dow) posted a series of new highs, and the S&P 500 Index broke the 1,400 level by year-end. Small caps, as evidenced by the Russell 2000® Index, also ended the year strongly. For its part, the technology-heavy Nasdaq Composite® Index (Nasdaq) also did well in the fourth quarter.

U.S. stock prices showed little change during the first quarter of 2007, despite a significant increase in volatility across the board. Shaking off a rebound in oil prices and indications that first-quarter earnings might be weaker than forecast, stocks generally advanced, with minor retreats, until the second-to-last day of February. At that point, the market contracted, and most of the widely followed stock indexes suffered one-day losses of more than 3%. However, the market rallied in March, triggered in part by hopes that a Federal Reserve interest rate cut might be sooner than many previously believed. Despite March's advancement, most domestic stock indexes struggled to get into positive territory for the overall quarter. Although the Dow established a new closing high in February, the blue-chip benchmark declined slightly for the three months ended March 31. The S&P 500 Index finished with a small advance, as did technology stocks, which barely managed to post a positive return for the period. In the month of April, continued positive news from the corporate earnings arena benefited the major stock markets in the U.S. The Dow reached 13,000 for the first time, closing out the month at 13,063. The S&P 500 Index also gained ground during the month, as corporate earnings came in stronger than expected – especially for the larger U.S. companies. Another driving force was the fact that investors finally put aside their fears that the weakening housing sector and high energy prices would drag down the rest of the economy.

What factors contributed to the Fund's performance?  In the fourth quarter of 2006, the Fund's overweight position in mega-cap stocks (relative to the S&P 500 Index) helped to drive returns. Favorable stock selection within each market capitalization category also modestly added to performance. Conversely, hampering the Fund's performance was its underweight position in the strong-performing mid-cap stock category. As of year end, the Fund held its greatest overweight position in information technology, followed by consumer discretionary and telecommunication services. The Fund's largest underweight positions were in the consumer staples, utilities, energy and financials sectors. With respect to economic sectors, the best-performing sectors relative to the benchmark in the fourth quarter were consumer staples, energy and financials. The weakest sectors on a relative basis were consumer discretionary and information technology.

In the first quarter of 2007, the Fund's underweight position in mid-cap stocks slightly helped performance in March, as did the absence of real estate investment trusts (REITs) from the Fund's portfolio – although these allocations hurt the Fund overall for the quarter. Favorable stock selection in the large-cap category was offset by weaker results in the mid-cap arena. In April 2007, the Fund performed in line with its benchmark. The Fund's underweight position in strong-performing mid-cap stocks slightly hurt relative performance, although favorable stock selection in the large-cap category helped to offset the allocation loss.

MassMutual Premier Main Street Fund – Portfolio Manager Report (Continued)

What is your outlook?
   The cycle of small-cap outperformance, which started in 1999 and lasted more than seven years, appears to have ended. Indeed, mega-, large- and mid-cap stocks have outperformed their small- and micro-cap counterparts over the past 12 months. While small- and micro-cap stocks are still capable of sharp rallies, based on our models, they don't have the potential for substantial or sustained outperformance over the next 12 months. In addition, our models suggest that the strength in mid caps is likely to fade and that mega caps and large caps may become the leaders. Consequently, the proportion of the Fund's portfolio invested in mega- and large-cap stocks is at an all-time high. Over the next few months, we will likely maintain this current mega-cap bias and as a result, the Fund is likely to hold more overweight and underweight positions in individual mega-cap stocks. Overall, the combination of our market capitalization allocations and stock selection models is optimized to position the Fund to seek consistently good performance over different investment cycles.

MassMutual Premier Main Street Fund – Portfolio Manager Report (Continued)

MassMutual Premier Main Street Fund

Industry Table

(% of Net Assets) on 4/30/07

Oil & Gas	11.3%
Diversified Financial	7.2%
Computers	6.9%
Telecommunications	6.8%
Pharmaceuticals	6.2%
Banks	6.1%
Retail	5.8%
Software	5.7%
Insurance	5.3%
Media	4.5%
Manufacturing	4.1%
Health Care — Services	3.4%
Aerospace & Defense	3.2%
Foods	3.0%
Health Care — Products	2.5%
Electric	1.7%
Agriculture	1.7%
Beverages	1.7%
Semiconductors	1.5%
Internet	1.5%
Oil & Gas Services	1.5%
Chemicals	1.1%
Iron & Steel	0.8%
Commercial Services	0.7%
Biotechnology	0.7%
Mining	0.6%
Transportation	0.6%
Savings & Loans	0.6%
Office Equipment/Supplies	0.6%
Cosmetics & Personal Care	0.6%
Apparel	0.5%
Advertising	0.4%
Electronics	0.3%
Forest Products & Paper	0.3%
Gas	0.2%
Metal Fabricate & Hardware	0.2%
Auto Manufacturers	0.1%
Toys, Games & Hobbies	0.0%
Household Products	0.0%
Financial Services	0.0%
Short-Term Investments and Other Assets and Liabilities	0.1%
100.0%

MassMutual Premier Main Street Fund

Largest Stock Holdings

(% of Net Assets) on 4/30/07

Exxon Mobil Corp.	4.9%
Microsoft Corp.	3.3%
Chevron Corp.	2.4%
International Business Machines Corp.	2.4%
Pfizer, Inc.	2.3%
Cisco Systems, Inc.	2.2%
Bank of America Corp.	2.0%
General Electric Co.	2.0%
Hewlett-Packard Co.	1.8%
Johnson & Johnson	1.7%

MassMutual Premier Main Street Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Main Street Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L, Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MassMutual Premier Main Street Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 12/31/04 - 4/30/07
Class S	8.02%	13.56%	11.13%
Class A	7.80%	12.98%	10.50%
Class A (Sales load deducted)*	1.61%	6.48%	7.73%
Class Y	7.86%	13.31%	10.87%
Class L	7.88%	13.23%	10.77%
Class N	7.59%	12.65%	10.16%
Class N (CDSC fees deducted)*	6.59%	11.65%	10.16%
S&P 500 Index	8.60%	15.23%	10.98%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Capital Appreciation Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Capital Appreciation Fund – and who is the Fund's sub-adviser?  This Fund seeks long-term capital appreciation by investing mainly in common stocks of "growth companies." These may be newer companies or established companies of any capitalization range that the Fund's sub-adviser, OppenheimerFunds, Inc. (OFI), believes may appreciate in value over the long term.

How did the Fund perform during the six months ended April 30, 2007?
   The Fund's Class S shares returned 8.36%, moderately underperforming the 8.42% return of the Russell 1000® Growth Index, an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater-than-average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Fund also trailed the 8.60% return of the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies.

  Going forward, the Fund's performance will be compared to the Russell 1000 Growth Index rather than the S&P 500 Index because the Russell 1000 Growth Index more closely represents the Fund's investment strategy.

What was the investment background during the period?
   Domestic stocks forged higher during the final months of 2006, reaching some notable milestones along the way. The Dow Jones Industrial AverageSM (the Dow) posted a series of new highs, and the S&P 500 Index broke the 1,400 level by year-end. Small caps, as evidenced by the Russell 2000® Index, also ended the year strongly. For its part, the technology-heavy Nasdaq Composite® Index (Nasdaq) also did well in the fourth quarter. The U.S. dollar weakened slightly during the period, which helped the MSCI® EAFE® Index turn in a double-digit advance.

U.S. stock prices showed little change during the first quarter of 2007, despite a significant increase in volatility across the board. Shaking off a rebound in oil prices and indications that first-quarter earnings might be weaker than forecast, stocks generally advanced, with minor retreats, until the second-to-last day of February. At that point, the market contracted, and most of the widely followed stock indexes suffered one-day losses of more than 3%. However, the market rallied in March, triggered in part by hopes that a Federal Reserve (Fed) interest rate cut might be sooner than many previously believed. Despite March's advancement, most domestic stock indexes struggled to get into positive territory for the overall quarter. The S&P 500 Index finished with a small advance, as did technology stocks, which barely managed to post a positive return for the period. The U.S. dollar rallied early in the quarter, but gave up those gains later on, losing ground against most major foreign currencies. The dollar's depreciation supported the returns of foreign stocks and helped the MSCI EAFE Index return exceed its U.S. counterparts. In the month of April, continued positive news from the corporate earnings arena benefited the major stock markets in the U.S. The Dow reached 13,000 for the first time, closing out the month at 13,063. The S&P 500 Index also gained ground in April. Foreign stocks lagged their domestic counterparts during the 30-day period; the MSCI EAFE Index did advance, however.

What factors contributed to the Fund's performance?  During the fourth quarter of 2006, on an absolute basis, information technology and consumer discretionary were the Fund's best-performing sectors. All sectors detracted slightly from overall performance on a relative basis, however. This was mainly the result of stock selection across the board, rather than individual sector weightings – and the fact that the market favored lower-quality stocks rather than the higher-quality stocks that the Fund traditionally focuses on.

In the first quarter of 2007, the portfolio benefited from the strong performance turned in by a number of technology-oriented companies. Among the largest contributors to performance were Affiliated Computer Services, Yahoo! and Corning. Medco Health Solutions and Smith International were two

MassMutual Premier Capital Appreciation Fund – Portfolio Manager Report (Continued)

non-technology companies that were also top contributors to overall performance. Conversely, the largest detractors from the Fund's performance during the first quarter were Advanced Micro Devices, Corporate Executive Board and Cisco Systems. Despite their negative impact, we retained them in the portfolio because we continued to find the long-term fundamentals of these three positions attractive.

April 2007 marked a month when all sectors in the portfolio were positive contributors. Information technology contributed about 1% to the Fund's performance and health care contributed approximately 0.70% more. The financials sector was our third-best performer. None of the Fund's sectors were material detractors, although several of them did result in some relative underperformance. In health care, we had good performance from our pharmaceuticals holdings, although the Fund underperformed in this sector because of some pharmaceutical standouts – such as Merck and Schering Plough – that were not in the Fund's portfolio. In consumer discretionary, we had weak performance from both multi-line and specialty retailers. In terms of trading activities, Fund management made no material changes to our sector weightings during the month.

What is your outlook?
   We will continue to keep a watchful eye on the various factors that have had a strong influence over the markets for the past several years – specifically, oil prices, inflation, geopolitical unrest and Fed policy. While no one can be sure precisely how these factors will affect the equity markets as we move further into 2007, we believe that the Fund is positioned to navigate the wide array of market conditions that investors could face throughout the remainder of the year.

MassMutual Premier Capital Appreciation Fund – Portfolio Manager Report (Continued)

MassMutual Premier Capital

Appreciation Fund

Industry Table

(% of Net Assets) on 4/30/07

Telecommunications	11.2%
Retail	8.0%
Computers	7.3%
Internet	7.1%
Diversified Financial	6.3%
Aerospace & Defense	5.9%
Software	5.7%
Pharmaceuticals	5.7%
Semiconductors	4.2%
Insurance	3.7%
Oil & Gas Services	3.6%
Chemicals	3.4%
Oil & Gas	2.7%
Commercial Services	2.4%
Biotechnology	2.4%
Foods	2.2%
Health Care — Services	2.0%
Health Care — Products	2.0%
Media	1.8%
Cosmetics & Personal Care	1.7%
Electronics	1.6%
Household Products	1.3%
Beverages	1.1%
Apparel	1.0%
Banks	0.8%
Engineering & Construction	0.7%
Lodging	0.7%
Manufacturing	0.7%
Pipelines	0.6%
Real Estate	0.6%
Home Furnishing	0.6%
Machinery — Construction & Mining	0.4%
Short-Term Investments and Other Assets and Liabilities	0.6%
100.0%

MassMutual Premier Capital

Appreciation Fund

Largest Stock Holdings

(% of Net Assets) on 4/30/07

Cisco Systems, Inc.	3.1%
Google, Inc. Cl. A	3.0%
Monsanto Co.	2.1%
Schlumberger Ltd.	2.1%
eBay, Inc.	1.9%
Apple, Inc.	1.8%
Affiliated Computer Services, Inc. Cl. A	1.7%
Corning, Inc.	1.7%
The Procter & Gamble Co.	1.7%
Roche Holding AG	1.6%

MassMutual Premier Capital Appreciation Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Capital Appreciation Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L, Class N, Class N (CDSC fees deducted), the S&P 500 Index and the Russell 1000 Growth Index.

MassMutual Premier Capital Appreciation Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 12/31/04 - 4/30/07
Class S	8.36%	8.55%	8.03%
Class A	8.11%	8.11%	7.63%
Class A (Sales load deducted)*	1.89%	1.89%	4.93%
Class Y	8.29%	8.49%	7.90%
Class L	8.20%	8.30%	7.78%
Class N	7.98%	7.78%	7.24%
Class N (CDSC fees deducted)*	6.98%	6.78%	7.24%
S&P 500 Index	8.60%	15.23%	10.98%
Russell 1000 Growth Index	8.42%	12.25%	8.69%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the S&P 500 Index and the Russell 1000 Growth Index are unmanaged, do not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Core Growth Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Core Growth Fund – and who is the Fund's sub-adviser?  This Fund seeks to achieve long-term capital and income growth through investment primarily in common stocks. Current yield is secondary to the long-term growth objective. The Fund's sub-adviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

How did the Fund perform during the six months ended April 30, 2007?
   The Fund's Class S shares returned 9.21%, outperforming the 8.42% return of the Russell 1000® Growth Index, an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater-than-average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe. The Fund also outpaced the S&P 500® Index, a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies, which advanced 8.60% for the same period.

  Going forward, the Fund's performance will be compared to the Russell 1000 Growth Index rather than the S&P 500 Index because the Russell 1000 Growth Index more closely represents the Fund's investment strategy.

What was the investment background during the period?
   Domestic stocks forged higher during the final months of 2006, reaching some notable milestones along the way. The Dow Jones Industrial AverageSM (the Dow) posted a series of new highs, and the S&P 500 Index broke the 1,400 level by year-end. Small caps, as evidenced by the Russell 2000® Index, also ended the year strongly. For its part, the technology-heavy Nasdaq Composite® Index (Nasdaq) also did well in the fourth quarter. The U.S. dollar weakened slightly during the period, which helped the MSCI® EAFE® Index turn in a double-digit advance.

U.S. stock prices showed little change during the first quarter of 2007, despite a significant increase in volatility across the board. Shaking off a rebound in oil prices and indications that first-quarter earnings might be weaker than forecast, stocks generally advanced, with minor retreats, until the second-to-last day of February. At that point, the market contracted, and most of the widely followed stock indexes suffered one-day losses of more than 3%. However, the market rallied in March, triggered in part by hopes that a Federal Reserve interest rate cut might be sooner than many previously believed. Despite March's advancement, most domestic stock indexes struggled to get into positive territory for the overall quarter. Although the Dow established a new closing high in February, the blue-chip benchmark declined slightly for the three months ended March 31. The S&P 500 Index finished with a small advance, as did technology stocks, which barely managed to post a positive return for the period. The U.S. dollar rallied early in the quarter, but gave up those gains later on, losing ground against most major foreign currencies. The dollar's depreciation supported the returns of foreign stocks and helped the MSCI EAFE Index return exceed its U.S. counterparts. In the month of April, continued positive news from the corporate earnings arena benefited the major stock markets in the U.S. The Dow reached 13,000 for the first time, closing out the month at 13,063. The S&P 500 also gained ground in April. Foreign stocks lagged their domestic counterparts during the 30-day period; the MSCI EAFE Index did advance, however.

What factors contributed to the Fund's performance?
   During the final months of 2006, information technology and consumer discretionary were the portfolio's best-performing sectors on an absolute basis. Relative to the Russell 1000 Growth Index, however, most sectors slightly detracted from overall performance – except for telecommunication services, materials, utilities and industrials, which were essentially flat. Underperformance in these sectors came mainly from stock selection rather than sector weightings.

Turning to the first quarter of 2007, information technology, energy and health care were the best-performing sectors on a relative basis. Once again, this performance was primarily attributable to stock selection rather than sector weightings – although an overweight position in the energy sector contributed significantly to performance. Relative to the benchmark, the worst-performing sectors for the Fund were telecommunications and financials, as less-than-favorable stock selection once again impeded the Fund's progress.

In April, information technology was the best-performing sector, contributing over 1.20% to the Fund's absolute performance. Despite this, it was a detractor versus the benchmark. During April, a majority of the Fund's technology companies reported quarterly earnings. As a result, EMC, Apple,

MassMutual Premier Core Growth Fund – Portfolio Manager Report (Continued)

Corning and Texas Instruments were some of the largest contributors for the month. On the other hand, Yahoo! And Sun Microsystems reported a disappointing quarter. Health care was a positive performer, but relative performance was weakened by Varian Medical Systems, which was down more than 10% in April. In the biotechnology sub-set, the Fund was hurt by not owning Amgen, which climbed over 15% during the month.

What is your outlook?
   From a big-picture point of view, things seem to be falling into place with a slowing economy, against the backdrop of still-growing economics in the U.S. and favorable global economics. On a short-term basis, individual stock volatility will likely remain a major issue. In April, concurrent with earnings releases from many companies, it was particularly acute. While this does present opportunities to buy stocks at prices that offer attractive long-term prospects, it also means our portfolio holdings can be subject to drastic moves in either direction. All in all, we believe that growth stocks are attractively valued and that our portfolio has solid growth dynamics imbedded at valuations that help to position the Fund for potentially solid performance.

MassMutual Premier Core Growth Fund

Industry Table

(% of Net Assets) on 4/30/07

Computers	10.9%
Telecommunications	8.4%
Internet	8.3%
Pharmaceuticals	7.8%
Retail	7.6%
Software	6.7%
Diversified Financial	4.6%
Semiconductors	4.2%
Insurance	4.0%
Cosmetics & Personal Care	3.9%
Health Care — Products	3.4%
Oil & Gas	3.3%
Foods	2.7%
Oil & Gas Services	2.7%
Chemicals	2.4%
Commercial Services	2.2%
Biotechnology	2.1%
Apparel	1.8%
Beverages	1.7%
Electronics	1.4%
Health Care — Services	1.3%
Media	1.2%
Metal Fabricate & Hardware	1.2%
Banks	1.1%
Entertainment	0.9%
Aerospace & Defense	0.8%
Auto Manufacturers	0.8%
Iron & Steel	0.7%
Transportation	0.6%
Options	0.1%
Short-Term Investments and Other Assets and Liabilities	1.2%
100.0%

MassMutual Premier Core Growth Fund

Largest Stock Holdings

(% of Net Assets) on 4/30/07

American International Group, Inc.	4.1%
Apple, Inc.	3.7%
EMC Corp.	3.5%
Google, Inc. Cl. A	3.1%
Cisco Systems, Inc.	3.0%
Corning, Inc.	2.9%
The Procter & Gamble Co.	2.5%
Monsanto Co.	2.4%
Varian Medical Systems, Inc.	2.3%
Staples, Inc.	2.2%

MassMutual Premier Core Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Core Growth Fund Class S, the Russell 1000 Growth Index and the S&P 500 Index.

MassMutual Premier Core Growth Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Since Inception Average Annual 1/20/98 - 4/30/07
Class S	9.21%	6.89%	4.12%	2.42%
S&P 500 Index	8.60%	15.23%	8.54%	6.43%
Russell 1000 Growth Index	8.42%	12.25%	6.23%	2.55%

Hypothetical Investments in MassMutual Premier Core Growth Fund Class A, Class A (sales load deducted), Class Y, Class L, Class N, Class N (CDSC fees deducted), the Russell 1000 Growth Index and the S&P 500 Index.

MassMutual Premier Core Growth Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 11/1/04 - 4/30/07
Class A	9.06%	6.50%	7.58%
Class A (Sales load deducted)*	2.79%	0.38%	5.06%
Class Y	9.22%	6.90%	8.00%
Class L	9.12%	6.69%	7.84%
Class N	8.85%	6.18%	7.25%
Class N (CDSC fees deducted)*	7.85%	5.18%	7.25%
S&P 500 Index	8.60%	15.23%	13.53%
Russell 1000 Growth Index	8.42%	12.25%	11.33%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Growth Index and the S&P 500 Index are unmanaged, do not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Enhanced Index Growth Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Enhanced Index Growth Fund – and who is the Fund's sub-adviser?
   This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

How did the Fund perform during the six months ended April 30, 2007?
   The Fund's Class S shares returned 7.95%, underperforming the 8.42% return of the Russell 1000 Growth Index, an unmanaged index consisting of those Russell 1000 securities (representing the 1000 largest U.S. companies based on market capitalization) with greater-than-average growth orientation that tend to exhibit higher price-to-book ratios and forecasted growth values than securities in the value universe.

What was the investment background during the period?
   For investors, the final quarter of 2006 was characterized by many conflicting signals. On the one hand, the economic data, led by the housing sector, pointed to an economy that was losing momentum. Housing starts, production, orders and retail sales all pointed toward softer business conditions. On the other hand, the equity markets ignored the economic data and steadily rose throughout the quarter. The average U.S. stock increased 7% while globally, equities raced ahead over 10%. Leading the way were emerging markets, which climbed 17%.

U.S. stock prices showed little change during the first quarter of 2007, despite a significant increase in volatility across the board. Shaking off a rebound in oil prices and indications that first-quarter earnings might be weaker than forecast, stocks generally advanced, with minor retreats, until the second-to-last day of February. At that point, the market contracted, and most of the widely followed stock indexes suffered one-day losses of more than 3%. However, the market rallied in March, triggered in part by hopes that a Federal Reserve (Fed) interest rate cut might be sooner than many previously believed. Despite March's advancement, most domestic stock indexes struggled to get into positive territory for the overall quarter. In the end, the S&P 500® Index was up just 0.64% in the first three months of the year. Many market observers pointed to both a recession warning by former Fed Chairman Alan Greenspan and actions by the Chinese Government to curb speculation as catalysts for the sudden sell-off. Other commentators noted that the market was "due for a correction," since it had been so long since it had posted any significant decline. In the month of April, continued positive news from the corporate earnings arena benefited the major stock markets in the U.S. The Dow Jones Industrial AverageSM reached 13,000 for the first time, closing out the month at 13,063. The S&P 500 Index also gained ground in April.

What factors contributed to the Fund's performance?
   During the fourth quarter of 2006, the Fund's growth model performed well. The market favored small-cap stocks, with higher beta that were growing rapidly. Momentum and estimate revision factors did not help in stock selection in the fourth quarter, due to the shift in economic conditions.

In the first quarter of 2007, the Fund's growth model once again had favorable returns. Growth and momentum factors generally did well, but there was no clear pattern of effective factors across the market. Value factors performed poorly, especially in the financial sector when news surrounding the deterioration of the sub-prime markets and defaults associated with that decline drove stock prices down. Stock selection in the consumer discretionary sector was additive, as a few retail stocks, including Kohl's and Nordstrom, positively impacted performance. Growth and momentum factors aided performance most notably in the health care sector. Several service providers, including Abbot Laboratories and AmerisourceBergen had stronger-than-expected earnings for the quarter. Overall, performance is still being most heavily influenced by value factors, as growth continued to be underappreciated by the market.

MassMutual Premier Enhanced Index Growth Fund – Portfolio Manager Report (Continued)

In April, expected growth, beta and stocks of companies buying back shares generally did well. This pattern may indicate that investors are looking for growth, as it appears to be getting scarce. If this is the latest investment philosophy, investors were approaching it in a somewhat cautious fashion, however, as during the month, the market also favored companies with prudent capital use and valuation characteristics. Ironically, the renaissance of growth factors in 2007 is likely one of the reasons the growth model has had muted performance so far this year. The models often lag during transitions such as this.

What is your outlook?
   Going forward, it is likely that we have not heard the last of the two prevailing themes of 2007 – developing world growth and the slowing U.S. housing market. We continue to see late-cycle-like behavior in the markets and in the factors that drive returns. This may mean a shift in investor focus, so as always we will seek to maintain our discipline during this potentially transitory period.

MassMutual Premier Enhanced Index Growth Fund – Portfolio Manager Report (Continued)

MassMutual Premier Enhanced Index

Growth Fund

Industry Table

(% of Net Assets) on 4/30/07

Retail	8.5%
Computers	8.5%
Software	7.5%
Pharmaceuticals	6.1%
Health Care — Products	5.8%
Telecommunications	4.7%
Diversified Financial	4.4%
Semiconductors	4.2%
Aerospace & Defense	4.2%
Media	4.0%
Manufacturing	3.4%
Health Care — Services	3.0%
Internet	2.5%
Beverages	2.5%
Electronics	2.3%
Chemicals	2.3%
Insurance	2.3%
Commercial Services	2.1%
Oil & Gas Services	1.8%
Oil & Gas	1.8%
Foods	1.7%
Banks	1.5%
Electric	1.5%
Transportation	1.2%
Biotechnology	1.2%
Cosmetics & Personal Care	1.0%
Machinery — Diversified	0.8%
Airlines	0.7%
Advertising	0.7%
Mining	0.7%
Agriculture	0.6%
Packaging & Containers	0.5%
Machinery — Construction & Mining	0.5%
Electrical Components & Equipment	0.5%
Apparel	0.5%
Household Products	0.4%
Lodging	0.4%
Home Builders	0.4%
Housewares	0.4%
Hand & Machine Tools	0.3%
Real Estate Investment Trusts	0.3%
Environmental Controls	0.3%
Iron & Steel	0.3%
Pipelines	0.3%
Building Materials	0.2%
Leisure Time	0.2%
Automotive & Parts	0.1%
Real Estate	0.1%
Textiles	0.1%
Engineering & Construction	0.1%
Industrial — Distribution	0.1%
Auto Manufacturers	0.1%
Savings & Loans	0.0%
Coal	0.0%
Energy — Alternate Sources	0.0%
Office Furnishings	0.0%
Electrical Equipment & Electronics	0.0%
Forest Products & Paper	0.0%
Holding Company — Diversified	0.0%
Trucking & Leasing	0.0%
Entertainment	0.0%
Short-Term Investments and Other Assets and Liabilities	0.4%
100.0%

MassMutual Premier Enhanced Index

Growth Fund

Largest Stock Holdings

(% of Net Assets) on 4/30/07

Microsoft Corp.	3.2%
Cisco Systems, Inc.	2.9%
Johnson & Johnson	2.9%
International Business Machines Corp.	2.6%
Oracle Corp.	1.7%
General Electric Co.	1.6%
Apple, Inc.	1.5%
Boeing Co.	1.5%
The Goldman Sachs Group, Inc.	1.4%
Wal-Mart Stores, Inc.	1.3%

MassMutual Premier Enhanced Index Growth Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Enhanced Index Growth Fund Class Y and the Russell 1000 Growth Index.

MassMutual Premier Enhanced Index Growth Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Since Inception Average Annual 12/19/00-4/30/07
Class Y	8.25%	12.03%	6.19%	0.23%
Russell 1000 Growth Index	8.42%	12.25%	6.23%	–1.20%

Hypothetical Investments in MassMutual Premier Enhanced Index Growth Fund Class S, Class A, Class A (sales load deducted), Class L, Class N, Class N (CDSC fees deducted), and the Russell 1000 Growth Index.

MassMutual Premier Enhanced Index Growth Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 11/1/04 - 4/30/07
Class S	7.95%	11.71%	11.51%
Class A	8.05%	11.59%	11.14%
Class A (Sales load deducted)*	1.84%	5.17%	8.53%
Class L	8.12%	11.78%	11.34%
Class N	7.90%	11.20%	10.75%
Class N (CDSC fees deducted)*	6.90%	10.20%	10.75%
Russell 1000 Growth Index	8.42%	12.25%	11.33%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 1000 Growth Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Discovery Value Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Discovery Value Fund – and who is the Fund's sub-adviser?
   This Fund seeks long-term capital appreciation by investing mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. This includes both small-cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid-cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). The Fund's sub-adviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

How did the Fund perform during the six months ended April 30, 2007?
   The Fund's Class S shares returned 17.26%, outpacing the 12.78% return of the Russell Midcap® Value Index, a widely recognized, unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. The Fund also outperformed the 9.72% return of the Russell 2500® Value Index, an unmanaged index representative of common stocks of small- and mid-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values.

What was the investment background during the period?
   Domestic stocks forged higher during the final months of 2006, reaching some notable milestones along the way. The Dow Jones Industrial AverageSM (the Dow) posted a series of new highs, and the S&P 500® Index broke the 1,400 level by year-end. Small caps, as evidenced by the Russell 2000® Index, also ended the year strongly. For its part, the technology-heavy Nasdaq Composite® Index (Nasdaq) also did well in the fourth quarter.

U.S. stock prices showed little change during the first quarter of 2007, despite a significant increase in volatility across the board. Shaking off a rebound in oil prices and indications that first-quarter earnings might be weaker than forecast, stocks generally advanced, with minor retreats, until the second-to-last day of February. At that point, the market contracted, and most of the widely followed stock indexes suffered one-day losses of more than 3%. However, the market rallied in March, triggered in part by hopes that a Federal Reserve (Fed) interest rate cut might be sooner than many previously believed. Despite March's advancement, most domestic stock indexes struggled to get into positive territory for the overall quarter. Although the Dow established a new closing high in February, the blue-chip benchmark declined slightly for the three months ended March 31. The S&P 500 Index finished with a small advance, as did technology stocks, which barely managed to post a positive return for the period. In the month of April, continued positive news from the corporate earnings arena benefited the major stock markets in the U.S. The Dow reached 13,000 for the first time, closing out the month at 13,063. The S&P 500 Index also gained ground in April.

What factors contributed to the Fund's performance?
   The top contributing sectors to the Fund's relative performance in the fourth quarter of 2006 were information technology, consumer discretionary and materials. Detracting from performance were health care, telecommunications services and energy. In information technology, software stocks Nuance Communications and Synopsis each returned over 30% during the quarter. The Fund's stock picks in the electronic equipment industry also performed well, with Agilent Technologies returning roughly 13%. In the consumer discretionary sector, our media exposure was responsible for the majority of the sector's contribution – specifically, ClearChannel Outdoor Holdings moved up almost 40% after its parent company announced plans for the company to be taken private. In the materials sector, most of our holdings posted double-digit returns as steel and metal-related stocks moved up on market consolidation rumors. Detracting most significantly from relative performance was health care. In telecommunications, Crown Castle International fell roughly 8%, and in energy, underperformance stemmed from weak stock selection across the energy equipment and services industry.

In the first quarter of 2007, from the sector perspective, the top performers on a relative basis were materials, industrials and financials. The Fund held no materially weak sectors. Strength in materials exposure was the result of effective stock selection. In industrials, the key drivers were truck companies Navistar International, J.B. Hunt Transport and Oshkosh Truck. The Fund's underweight position in financials relative to the benchmark was a positive, as the broader group fell throughout

MassMutual Premier Discovery Value Fund – Portfolio Manager Report (Continued)

the quarter on sub-prime mortgage-related news. Weakness in the portfolio was thinly spread throughout, as no single sector created an aggregate drag on returns. In April, the majority of sector-level contribution came from financials, industrials and consumer discretionary. Health care and information technology were the only two underperforming groups. In financials, both stock selection and allocation choices helped to drive strong returns. Within consumer discretionary, electronics company Harman International Industries moved up almost 30%.

What is your outlook?
   Although it is impossible to predict with any certainty the direction that the equity markets will take as we progress through 2007, numerous forces will continue to influence the direction that the market takes moving forward – such as oil prices, inflation, geopolitical unrest and Fed policy. We believe, however, that we have positioned the Fund to be ready to handle the wide array of market conditions that investors may face throughout the remainder of the year.

MassMutual Premier Discovery Value Fund – Portfolio Manager Report (Continued)

MassMutual Premier Discovery

Value Fund

Industry Table

(% of Net Assets) on 4/30/07

Electric	6.9%
Retail	6.9%
Insurance	5.2%
Electronics	4.7%
Diversified Financial	4.6%
Aerospace & Defense	4.2%
Telecommunications	4.1%
Media	3.9%
Auto Manufacturers	3.8%
Foods	3.2%
Health Care — Services	3.1%
Chemicals	2.8%
Banks	2.8%
Software	2.7%
Oil & Gas Services	2.7%
Entertainment	2.6%
Pharmaceuticals	2.5%
Semiconductors	2.3%
Computers	2.1%
Real Estate Investment Trusts	1.9%
Building Materials	1.8%
Advertising	1.8%
Engineering & Construction	1.7%
Gas	1.3%
Investment Companies	1.3%
Lodging	1.2%
Savings & Loans	1.1%
Electrical Components & Equipment	1.1%
Machinery — Construction & Mining	1.1%
Coal	1.0%
Oil & Gas	0.9%
Manufacturing	0.8%
Household Products	0.7%
Home Furnishing	0.7%
Iron & Steel	0.7%
Holding Company — Diversified	0.6%
Forest Products & Paper	0.6%
Transportation	0.6%
Trucking & Leasing	0.5%
Real Estate	0.5%
Biotechnology	0.5%
Commercial Services	0.5%
Internet	0.1%
Short-Term Investments and Other Assets and Liabilities	5.9%
100.0%

MassMutual Premier Discovery

Value Fund

Largest Stock Holdings

(% of Net Assets) on 4/30/07

CMS Energy Corp.	2.0%
Everest Re Group Ltd.	2.0%
Oshkosh Truck Corp.	2.0%
Agilent Technologies, Inc.	1.9%
Office Depot, Inc.	1.9%
Navistar International Corp.	1.8%
DaVita, Inc.	1.7%
SuperValu, Inc.	1.6%
E*TRADE Financial Corp.	1.5%
Penn National Gaming, Inc.	1.5%

MassMutual Premier Discovery Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment
Hypothetical Investments in MassMutual Premier Discovery Value Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L, Class N, Class N (CDSC fees deducted), the Russell Midcap Value Index and the Russell 2500 Value Index.

MassMutual Premier Discovery Value Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 12/1/05-4/30/07
Class S	17.26%	21.77%	24.47%
Class A	16.88%	21.18%	23.84%
Class A (Sales load deducted)*	10.16%	14.21%	18.76%
Class Y	17.18%	21.79%	24.40%
Class L	17.13%	21.53%	24.20%
Class N	16.78%	20.86%	23.51%
Class N (CDSC fees deducted)*	15.78%	19.86%	22.86%
Russell Midcap Value Index	12.78%	19.66%	21.23%
Russell 2500 Value Index	9.72%	14.04%	17.99%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell Midcap Value Index and the Russell 2500 Value Index are unmanaged, do not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Small Capitalization Value Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Small Capitalization Value Fund – and who is the Fund's sub-adviser?
   This Fund seeks to achieve long-term capital appreciation primarily through investment in small to medium-size companies. The Fund's sub-adviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

How did the Fund perform during the six months ended April 30, 2007?
   The Fund's Class S shares returned 7.48%, exceeding the 6.36% return of the Russell 2000® Value Index, an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Fund's 7.48% return also outperformed the 6.87% return of the Russell 2000® Index, a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies.

What was the investment background during the period?
   Domestic stocks forged higher during the final months of 2006, reaching some notable milestones along the way. The Dow Jones Industrial AverageSM (the Dow) posted a series of new highs, and the S&P 500® Index broke the 1,400 level by year-end. Small caps, as evidenced by the Russell 2000 Index, also ended the year strongly. For its part, the technology-heavy Nasdaq Composite® Index (Nasdaq) also did well in the fourth quarter. The U.S. dollar weakened slightly during the period, which helped the MSCI® EAFE® Index turn in a double-digit advance.

U.S. stock prices showed little change during the first quarter of 2007, despite a significant increase in volatility across the board. Shaking off a rebound in oil prices and indications that first-quarter earnings might be weaker than forecast, stocks generally advanced, with minor retreats, until the second-to-last day of February. At that point, the market contracted, and most of the widely followed stock indexes suffered one-day losses of more than 3%. However, the market rallied in March, triggered in part by hopes that a Federal Reserve interest rate cut might be sooner than many previously believed. Despite March's advancement, most domestic stock indexes struggled to get into positive territory for the overall quarter. Although the Dow established a new closing high in February, the blue-chip benchmark declined slightly for the three months ended March 31. The S&P 500 Index finished with a small advance, as did technology stocks, which barely managed to post a positive return for the period. The Russell 2000 Index advanced 1.95% for the first quarter. In the month of April, continued positive news from the corporate earnings arena benefited the major stock markets in the U.S. The Dow reached 13,000 for the first time, closing out the month at 13,063. The S&P 500 Index also gained ground in April. Foreign stocks lagged their domestic counterparts during the 30-day period; the MSCI EAFE Index did advance, however.

What factors contributed to the Fund's performance?
   For the fourth quarter of 2006, the best-performing sector of the Russell 2000 Value Index – based on the S&P Global Industry Classification Standards – was materials, which benefited from acceleration in U.S. commercial construction and moderation in raw material input costs. Consumer staples and consumer discretionary took the second and third places for the quarter, respectively. Financials underperformed in the fourth quarter, hurt primarily by banks outside New York City.

The benchmark reported positive performance in nine of its ten sectors for the first quarter of 2007. Materials was once again the best-performing sector, followed by consumer staples and health care. Materials' performance was driven by strong returns from metal stocks, where global demand continued to exceed production. Consumer staples and health care stocks outperformed, given their less economically sensitive nature. The portfolio held a greater position (relative to the Russell 2000 Value Index) in consumer staples and health care stocks, but a lower relative position in materials stocks. The Index's weakest sectors in the first quarter were financials, utilities and telecommunication services. Financials were hurt by the underperformance of real estate investment trusts (REITs), as well as fears about the ramifications of the sub-prime mortgage meltdown. Stocks in the utilities and telecommunication services sectors took a breather after a strong 2006. The portfolio had below-benchmark exposure in financials and utilities, but a higher weighting in telecommunication services.

MassMutual Premier Small Capitalization Value Fund – Portfolio Manager Report (Continued)

In April, the Fund benefited from strong stock selection across a broad number of sectors – including industrials, consumer staples and information technology. The fact that the portfolio held an overweight position in industrials further contributed to the Fund's outperformance.

What is your outlook?
   Mixed economic data and political uncertainty continued to propagate confusion over the future direction of the economy. In many industries, spending stalled on corporate infrastructure investment. Currently, it appears that future expansion hinges largely on firmness in employment and rising wages. This uncertainty has led to a market characterized by volatility. Nonetheless, even in this uncertain economic environment, many of the portfolio's companies have shown improving fundamentals and have the potential to meet or beat earnings estimates.

MassMutual Premier Small

Capitalization Value Fund

Industry Table

(% of Net Assets) on 4/30/07

Banks	11.0%
Retail	8.2%
Electronics	8.0%
Machinery — Diversified	7.2%
Diversified Financial	6.5%
Telecommunications	5.5%
Aerospace & Defense	4.3%
Commercial Services	3.8%
Household Products	3.8%
Foods	3.7%
Insurance	3.5%
Health Care — Services	3.4%
Entertainment	3.2%
Real Estate Investment Trusts	2.9%
Apparel	2.2%
Internet	2.2%
Software	1.9%
Semiconductors	1.9%
Building Materials	1.6%
Beverages	1.5%
Pharmaceuticals	1.5%
Transportation	1.4%
Oil & Gas	1.4%
Energy — Alternate Sources	1.3%
Oil & Gas Services	1.2%
Chemicals	1.1%
Electrical Components & Equipment	1.0%
Textiles	1.0%
Short-Term Investments and Other Assets and Liabilities	3.8%
100.0%

MassMutual Premier Small

Capitalization Value Fund

Largest Stock Holdings

(% of Net Assets) on 4/30/07

Ducommun, Inc.	2.3%
Maidenform Brands, Inc.	2.3%
Movado Group, Inc.	2.3%
1-800-Flowers.com, Inc. Cl. A	2.2%
Columbus McKinnon Corp.	2.2%
Middleby Corp.	2.2%
Nash Finch Co.	2.2%
FTI Consulting, Inc.	2.1%
Kaman Corp.	2.1%
Premiere Global Services, Inc.	2.1%

MassMutual Premier Small Capitalization Value Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Small Capitalization Value Fund Class S, the Russell 2000 Index and the Russell 2000 Value Index.

MassMutual Premier Small Capitalization Value Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Since Inception Average Annual 12/19/00-4/30/07
Class S	7.48%	6.32%	10.72%	11.89%
Russell 2000 Index	6.87%	7.83%	11.14%	10.66%
Russell 2000 Value Index	6.36%	11.23%	13.06%	15.77%

Hypothetical Investments in MassMutual Premier Small Capitalization Value Fund Class A, Class A (sales load deducted), Class Y, Class L, Class N, Class N (CDSC fees deducted), the Russell 2000 Index and the Russell 2000 Value Index.

MassMutual Premier Small Capitalization Value Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 11/1/04 - 4/30/07
Class A	7.23%	5.80%	10.93%
Class A (Sales load deducted)*	1.06%	–0.29%	8.32%
Class Y	7.49%	6.26%	11.38%
Class L	7.37%	6.33%	11.31%
Class N	7.08%	5.52%	10.60%
Class N (CDSC fees deducted)*	6.10%	4.55%	10.60%
Russell 2000 Index	6.87%	7.83%	15.61%
Russell 2000 Value Index	6.36%	11.23%	16.90%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index and the Russell 2000 Value Index are unmanaged, do not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Main Street Small Cap Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Main Street Small Cap Fund – and who is the Fund's sub-adviser?
   This Fund seeks capital appreciation by investing mainly in common stocks of small-capitalization (small-cap) U.S. companies that the Fund's sub-adviser, OFI Institutional Asset Management, Inc. (OFI Institutional), believes have favorable business trends or prospects. These may include "growth" and/or "value" common stocks and other equity securities.

How did the Fund perform during the six months ended April 30, 2007?
   The Fund's Class S shares returned 10.70%, exceeding the 6.87% return of the Russell 2000® Index, a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies.

What was the investment background during the period?
   Domestic stocks forged higher during the final months of 2006, reaching some notable milestones along the way. The Dow Jones Industrial AverageSM (the Dow) posted a series of new highs, and the S&P 500® Index broke the 1,400 level by year-end. Small caps, as evidenced by the Russell 2000 Index, also ended the year strongly. For its part, the technology-heavy Nasdaq Composite® Index (Nasdaq) also did well in the fourth quarter.

U.S. stock prices showed little change during the first quarter of 2007, despite a significant increase in volatility across the board. Shaking off a rebound in oil prices and indications that first-quarter earnings might be weaker than forecast, stocks generally advanced, with minor retreats, until the second-to-last day of February. At that point, the market contracted, and most of the widely followed stock indexes suffered one-day losses of more than 3%. However, the market rallied in March, triggered in part by hopes that a Federal Reserve interest rate cut might be sooner than many previously believed. Despite March's advancement, most domestic stock indexes struggled to get into positive territory for the overall quarter. The S&P 500 Index finished with a small advance, as did technology stocks, which barely managed to post a positive return for the period. In the month of April, continued positive news from the corporate earnings arena benefited the major stock markets in the U.S. The Dow reached 13,000 for the first time, closing out the month at 13,063. The S&P 500 Index also gained ground during the month, as corporate earnings came in stronger than expected – especially for the larger U.S. companies. Another driving force was the fact that investors finally put aside their fears that the weakening housing sector and high energy prices would drag down the rest of the economy.

What factors contributed to the Fund's performance?
   The Fund underperformed the Russell 2000 Index (the benchmark) in the fourth quarter of 2006, as micro-cap stocks, an underweight position in the Fund relative to the benchmark, were the best performers in December. Our December trading increased the Fund's allocation to technology and health care – and decreased the Fund's positions in financials and industrials. With respect to sectors, the best performers relative to the benchmark were materials, financials and industrials. The weakest sectors on a relative basis were consumer discretionary, energy, consumer staples and information technology.

The Fund outperformed the Russell 2000 Index in the first quarter of 2007, with the Fund's trading in March increasing the portfolio's allocations to financials and utilities and decreasing the Fund's weighting in materials and information technology. At the end of the quarter, the Fund held its most significantly overweight positions in the materials sector, followed by consumer discretionary. The Fund held its most significantly underweight positions in financials and health care. In April, the Fund's investment decisions led to increased allocations to the financials and consumer discretionary sectors – and smaller positions in materials and information technology. The Fund's investment models were effective in all size categories in April, helping the Fund finish the six-month period on a strong note. There was particular effectiveness in financials – where the Fund held an overweight position in insurance companies and an underweight to banks and real estate investment trusts (REITs).

MassMutual Premier Main Street Small Cap Fund – Portfolio Manager Report (Continued)

What is your outlook?
   The cycle of small-cap outperformance, which started in 1999 and lasted more than seven years, appears to have ended. Indeed, mega-, large- and mid-cap stocks have outperformed their small- and micro-cap counterparts over the past 12 months. While small- and micro-cap stocks are still capable of sharp rallies, based on our models, they don't have the potential for substantial or sustained outperformance over the next 12 months. In addition, our models suggest that the strength in mid caps is likely to fade and that mega caps and large caps may become the leaders. Consequently, the proportion of the Fund's portfolio invested in mega- and large-cap stocks is at an all-time high. Over the next few months, we will likely maintain this current mega-cap bias and as a result, the Fund is likely to hold more overweight and underweight positions in individual mega-cap stocks. Overall, the combination of our market capitalization allocations and stock selection models is optimized to position the Fund to seek consistent performance over different kinds of investment cycles.

MassMutual Premier Main Street Small Cap Fund – Portfolio Manager Report (Continued)

MassMutual Premier Main Street

Small Cap Fund

Industry Table

(% of Net Assets) on 4/30/07

Retail	8.5%
Commercial Services	8.2%
Insurance	6.0%
Telecommunications	4.7%
Chemicals	3.6%
Real Estate Investment Trusts	3.5%
Semiconductors	3.4%
Software	3.4%
Computers	3.4%
Internet	3.4%
Electronics	3.2%
Transportation	2.6%
Health Care — Products	2.4%
Pharmaceuticals	2.2%
Health Care — Services	2.2%
Machinery — Diversified	2.1%
Electric	2.0%
Diversified Financial	2.0%
Apparel	1.7%
Oil & Gas	1.7%
Household Products	1.6%
Media	1.5%
Foods	1.4%
Engineering & Construction	1.3%
Mining	1.3%
Automotive & Parts	1.3%
Banks	1.2%
Manufacturing	1.2%
Electrical Components & Equipment	1.2%
Oil & Gas Services	1.2%
Gas	1.2%
Metal Fabricate & Hardware	1.1%
Savings & Loans	1.1%
Environmental Controls	1.0%
Iron & Steel	1.0%
Aerospace & Defense	0.9%
Forest Products & Paper	0.8%
Packaging & Containers	0.8%
Agriculture	0.7%
Home Furnishing	0.6%
Office Furnishings	0.6%
Airlines	0.6%
Toys, Games & Hobbies	0.5%
Cosmetics & Personal Care	0.5%
Office Equipment/Supplies	0.5%
Biotechnology	0.5%
Entertainment	0.5%
Building Materials	0.4%
Beverages	0.3%
Housewares	0.3%
Home Builders	0.3%
Lodging	0.2%
Advertising	0.2%
Pipelines	0.2%
Leisure Time	0.2%
Hand & Machine Tools	0.2%
Real Estate	0.2%
Machinery — Construction & Mining	0.2%
Industrial — Distribution	0.2%
Auto Manufacturers	0.1%
Investment Companies	0.1%
Short-Term Investments and Other Assets and Liabilities	0.6%
100.0%

MassMutual Premier Main Street

Small Cap Fund

Largest Stock Holdings

(% of Net Assets) on 4/30/07

Aeropostale, Inc.	0.4%
Deluxe Corp.	0.4%
DeVry, Inc.	0.4%
Emcor Group, Inc.	0.4%
Immucor, Inc.	0.4%
International Securities Exchange Holdings, Inc.	0.4%
Tenneco, Inc.	0.4%
Usec, Inc.	0.4%
W.R. Grace & Co.	0.4%
WebEx Communications, Inc.	0.4%

MassMutual Premier Main Street Small Cap Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Main Street Small Cap Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L, Class N, Class N (CDSC fees deducted) and the Russell 2000 Index.

MassMutual Premier Main Street Small Cap Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	Since Inception Average Annual 9/27/06 - 4/30/07
Class S	10.70%	15.68%
Class A	10.33%	15.30%
Class A (Sales load deducted)*	3.99%	8.67%
Class Y	10.53%	15.50%
Class L	10.53%	15.50%
Class N	10.34%	15.20%
Class N (CDSC fees deducted)*	9.34%	14.20%
Russell 2000 Index	6.87%	12.46%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Small Company Opportunities Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Small Company Opportunities Fund – and who is the Fund's sub-adviser?
   This Fund seeks to achieve long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund's sub-adviser, OFI Institutional Asset Management, Inc. (OFI Institutional), to be realistically valued.

How did the Fund perform during the six months ended April 30, 2007?
   The Fund's Class S shares returned 10.71%, outperforming the 6.87% return of the Russell 2000® Index, a widely recognized, unmanaged index representative of common stocks of smaller capitalized U.S. companies.

What was the investment background during the period?
   Domestic stocks forged higher during the final months of 2006, reaching some notable milestones along the way. The Dow Jones Industrial AverageSM (the Dow) posted a series of new highs, and the S&P 500® Index broke the 1,400 level by year-end. Small caps, as evidenced by the Russell 2000 Index, also ended the year strongly. For its part, the technology-heavy Nasdaq Composite® Index (Nasdaq) also did well in the fourth quarter.

U.S. stock prices showed little change during the first quarter of 2007, despite a significant increase in volatility across the board. Shaking off a rebound in oil prices and indications that first-quarter earnings might be weaker than forecast, stocks generally advanced, with minor retreats, until the second-to-last day of February. At that point, the market contracted, and most of the widely followed stock indexes suffered one-day losses of more than 3%. However, the market rallied in March, triggered in part by hopes that a Federal Reserve interest rate cut might be sooner than many previously believed. Despite March's advancement, most domestic stock indexes struggled to get into positive territory for the overall quarter. Although the Dow established a new closing high in February, the blue-chip benchmark declined slightly for the three months ended March 31. The S&P 500 Index finished with a small advance, as did technology stocks, which barely managed to post a positive return for the period. The Russell 2000 Index advanced 1.95% for the first quarter. In the month of April, continued positive news from the corporate earnings arena benefited the major stock markets in the U.S. The Dow reached 13,000 for the first time, closing out the month at 13,063. The S&P 500 Index also gained ground during the month, as corporate earnings came in stronger than expected – especially for the larger U.S. companies. Another driving force was the fact that investors finally put aside their fears that the weakening housing sector and high energy prices would drag down the rest of the economy.

What factors contributed to the Fund's performance?
   The Fund underperformed the Russell 2000 Index (the benchmark) in the fourth quarter of 2006, as micro-cap stocks, which the Fund had underweight positions in, were the best performers in December. Our December trading increased the Fund's allocation to technology and health care – and decreased the Fund's positions in financials and industrials. With respect to economic sectors, the best performers relative to the benchmark were materials, financials and industrials. The weakest sectors on a relative basis were consumer discretionary, energy, consumer staples and information technology.

The Fund outperformed the Russell 2000 Index in the first quarter of 2007, with the Fund's trading in March increasing the portfolio's allocations to financials and utilities and decreasing the Fund's weighting in materials and information technology. At the end of the quarter, the Fund held its most significantly overweight positions in the materials sector, followed by consumer discretionary. The Fund held its most significantly underweight positions in financials and health care. In April, the Fund's increased allocations to the financials and consumer discretionary sectors – and smaller positions in materials and information technology. The Fund's investment models were effective in all size categories in April, helping the Fund finish the six-month period on a strong note. There was particular effectiveness in financials – where the Fund held an overweight position in insurance companies and an underweight in banks and real estate investment trusts (REITs).

MassMutual Premier Small Company Opportunities Fund – Portfolio Manager Report (Continued)

What is your outlook?
   The cycle of small-cap outperformance, which started in 1999 and lasted more than seven years, appears to have ended. Indeed, mega-, large- and mid-cap stocks have outperformed their small- and micro-cap counterparts over the past 12 months. While small- and micro-cap stocks are still capable of sharp rallies, based on our models, they don't have the potential for substantial or sustained outperformance over the next 12 months. In addition, our models suggest that the strength in mid caps is likely to fade and that mega caps and large caps may become the leaders. Consequently, the proportion of the Fund's portfolio invested in mega- and large-cap stocks is at an all-time high. Over the next few months, we will likely maintain this current mega-cap bias and as a result, the Fund is likely to more overweights and underweights in individual mega-cap stocks. Overall, the combination of our market capitalization allocations and stock selection models is optimized to position the Fund to seek consistent performance over different investment cycles.

MassMutual Premier Small Company Opportunities Fund – Portfolio Manager Report (Continued)

MassMutual Premier Small Company

Opportunities Fund

Industry Table

(% of Net Assets) on 4/30/07

Retail	8.4%
Commercial Services	8.3%
Insurance	5.7%
Telecommunications	4.8%
Real Estate Investment Trusts	3.7%
Chemicals	3.6%
Software	3.5%
Computers	3.4%
Internet	3.4%
Semiconductors	3.4%
Electronics	3.2%
Transportation	2.6%
Health Care — Services	2.3%
Health Care — Products	2.3%
Pharmaceuticals	2.2%
Diversified Financial	2.2%
Machinery — Diversified	2.1%
Electric	2.0%
Oil & Gas	1.8%
Apparel	1.7%
Household Products	1.5%
Media	1.4%
Foods	1.3%
Automotive & Parts	1.3%
Oil & Gas Services	1.3%
Mining	1.3%
Engineering & Construction	1.3%
Manufacturing	1.2%
Electrical Components & Equipment	1.2%
Metal Fabricate & Hardware	1.1%
Gas	1.1%
Banks	1.1%
Iron & Steel	1.0%
Savings & Loans	1.0%
Environmental Controls	1.0%
Aerospace & Defense	0.9%
Forest Products & Paper	0.8%
Packaging & Containers	0.8%
Agriculture	0.7%
Home Furnishing	0.6%
Airlines	0.6%
Office Furnishings	0.6%
Toys, Games & Hobbies	0.6%
Office Equipment/Supplies	0.5%
Cosmetics & Personal Care	0.5%
Entertainment	0.5%
Biotechnology	0.4%
Building Materials	0.4%
Beverages	0.3%
Housewares	0.3%
Lodging	0.2%
Advertising	0.2%
Home Builders	0.2%
Pipelines	0.2%
Hand & Machine Tools	0.2%
Leisure Time	0.2%
Real Estate	0.2%
Industrial — Distribution	0.2%
Auto Manufacturers	0.1%
Energy — Alternate Sources	0.1%
Investment Companies	0.1%
Machinery — Construction & Mining	0.1%
Short-Term Investments and Other Assets and Liabilities	0.8%
100.0%

MassMutual Premier Small Company

Opportunities Fund

Largest Stock Holdings

(% of Net Assets) on 4/30/07

International Securities Exchange Holdings, Inc.	0.5%
Aeropostale, Inc.	0.4%
Arris Group, Inc.	0.4%
Deluxe Corp.	0.4%
DeVry, Inc.	0.4%
Hub Group, Inc. Cl. A	0.4%
Tenneco, Inc.	0.4%
Usec, Inc.	0.4%
W.R. Grace & Co.	0.4%
WebEx Communications, Inc.	0.4%

MassMutual Premier Small Company Opportunities Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Small Company Opportunities Fund Class A, Class A (sales load deducted) and the Russell 2000 Index.

MassMutual Premier Small Company Opportunities Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Since Inception Average Annual 7/20/98 - 4/30/07
Class A	10.47%	6.88%	7.33%	11.77%
Class A (Sales load deducted)*	4.12%	0.74%	6.07%	11.02%
Russell 2000 Index	6.87%	7.83%	11.14%	8.02%

Hypothetical Investments in MassMutual Premier Small Company Opportunities Fund Class S, Class Y, Class L, Class N, Class N (CDSC fees deducted) and the Russell 2000 Index.

MassMutual Premier Small Company Opportunities Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 11/1/04 - 4/30/07
Class S	10.71%	7.33%	11.40%
Class Y	10.59%	7.21%	11.28%
Class L	10.62%	7.17%	11.19%
Class N	10.25%	6.52%	10.51%
Class N (CDSC fees deducted)*	9.50%	5.80%	10.51%
Russell 2000 Index	6.87%	7.83%	15.61%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the Russell 2000 Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Global Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Global Fund – and who is the Fund's sub-adviser?
   This Fund seeks long-term capital appreciation by investing mainly in common stocks of companies in the U.S. and foreign countries. The Fund's sub-adviser is OppenheimerFunds, Inc. (OFI).

How did the Fund perform during the six months ended April 30, 2007?
   The Fund's Class S shares returned 11.81%, slightly trailing the 11.87% return of the Morgan Stanley Capital International (MSCI) World IndexSM, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S.

What was the investment background during the period?
   Domestic stocks forged higher during the final months of 2006, reaching some notable milestones along the way. The Dow Jones Industrial AverageSM (the Dow) posted a series of new highs, and the S&P 500® Index broke the 1,400 level by year-end. Small caps, as evidenced by the Russell 2000® Index, also ended the year strongly. For its part, the technology-heavy Nasdaq Composite® Index (Nasdaq) also did well in the fourth quarter. The U.S. dollar weakened slightly during the period, which helped the returns of foreign stocks.

U.S. stock prices showed little change during the first quarter of 2007, despite a significant increase in volatility across the board. Shaking off a rebound in oil prices and indications that first-quarter earnings might be weaker than forecasted, stocks generally advanced, with minor retreats, until the second-to-last day of February. At that point, the market contracted, and most of the widely followed stock indexes suffered one-day losses of more than 3%. Investors drove the market down in reaction to a sharp drop in the Chinese stock market, a weak U.S. durable goods report and a statement by former Federal Reserve (Fed) Board Chairman Alan Greenspan that a recession was possible, though not likely, later in the year. However, the market rallied in March, triggered in part by hopes that a Fed interest rate cut might be sooner than many previously believed. The U.S. dollar rallied early in the quarter, but gave up those gains later on, losing ground against most major foreign currencies. The dollar's depreciation supported the returns of foreign stocks and helped them generally outperform U.S. counterparts. In the month of April, continued positive news from the corporate earnings arena benefited the major stock markets in the U.S. The Dow reached 13,000 for the first time, closing out the month at 13,063. The S&P 500 also gained ground in April. Foreign stocks lagged their domestic counterparts during the 30-day period, but MSCI World Index did advance, however.

What factors contributed to the Fund's performance?
   From a country perspective, the United States was the largest contributor for the portfolio in the fourth quarter, although on a relative basis, it was also the costliest. When compared to the MSCI World Index (the benchmark), the Fund held an underweight allocation to the U.S. market by more than 7%. Relative to the benchmark, the Fund outperformed in Sweden and the UK. Of the more than 20 countries in which the Fund was invested in the fourth quarter, none were overall detractors from performance. From a sector perspective, the largest contributors were information technology, financials and consumer discretionary. During the quarter, the Fund held significant overweight positions in the information technology and consumer discretionary sectors. The Fund's largest underweight position was in the financials sector; energy and materials were also two sectors where the Fund made significant underweight allocations.

The UK presented the most notable positive performance for the portfolio in the first quarter of 2007, contributing nearly 0.50% of relative value. On the downside, while once again underweighting the U.S. relative to the benchmark proved beneficial, less-than-favorable stock selection overshadowed potential gains, costing the portfolio roughly 0.50% of relative return. Underperformance stemmed largely from the Fund's position in Advanced Micro Devices (AMD), which was down nearly 36% during the quarter. Elsewhere, stock selection in Sweden and France sent those countries toward the bottom of the performance roster. The portfolio's lack of investment in Australia also proved

MassMutual Premier Global Fund – Portfolio Manager Report (Continued)

detrimental during the first quarter, costing the portfolio 0.20% of negative variance. Results were mixed on the emerging market front. While stock selection in India (and India overall) detracted from benchmark comparisons, the portfolio's positions in Brazil and Mexico provided good returns. Asia (ex-Japan) detracted slightly. With respect to sector performance, stock selection within consumer discretionary and consumer staples helped to drive the Fund's returns. In a reversal from the fourth quarter, information technology was the largest detractor from relative performance in the first quarter of 2007. Finally, our top-performing stocks in April were Hennes & Mauritz, Ericsson Telephone and Siemens. Conversely, our worst performers for the month were Credit Saison, Grupo Televisa and Sirius Satellite Radio.

What is your outlook?
   The Fund's investment strategy continues to be focused on identifying long-term structural growth stocks – specifically, those companies with durable long-term earnings and cash flow growth characteristics, strong economic returns on invested capital and healthy balance sheets. We continue to like the valuations of large-cap growth companies, particularly technology companies with high barriers to entry and returns on capital.

MassMutual Premier Global Fund

Country Weightings

(% of Net Asset) on 4/30/07

United States	33.4%
United Kingdom	12.4%
Japan	11.0%
Sweden	6.5%
Germany	6.1%
France	5.9%
Switzerland	3.5%
India	3.0%
Mexico	2.2%
South Korea	2.0%
Canada	1.7%
Brazil	1.7%
Taiwan	1.5%
Netherlands	1.2%
Panama	1.2%
Bermuda	1.1%
Spain	1.0%
Holland	1.0%
Finland	0.7%
Norway	0.6%
Italy	0.5%
Denmark	0.4%
Hong Kong	0.4%
Singapore	0.2%
China	0.0%
Short-Term Investments and Other Assets and Liabilities	0.8%
100.0%

MassMutual Premier Global Fund

Largest Stock Holdings

(% of Net Assets) on 4/30/07

Telefonaktiebolaget LM Ericsson Cl. B	3.7%
Hennes & Mauritz AB Cl. B	2.2%
Siemens AG	1.9%
Vodafone Group PLC	1.9%
Microsoft Corp.	1.7%
Reckitt Benckiser PLC	1.7%
eBay, Inc.	1.6%
Credit Suisse Group	1.5%
Royal Bank of Scotland Group PLC	1.5%
Sanofi-Aventis	1.5%

MassMutual Premier Global Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Global Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L, Class N, Class N (CDSC fees deducted) and the MSCI World Index.

MassMutual Premier Global Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 12/31/04 - 4/30/07
Class S	11.81%	13.90%	16.03%
Class A	11.48%	13.30%	15.40%
Class A (Sales load deducted)*	5.07%	6.79%	12.51%
Class Y	11.80%	13.81%	15.88%
Class L	11.69%	13.69%	15.75%
Class N	11.47%	13.19%	15.28%
Class N (CDSC fees deducted)*	10.47%	12.19%	15.28%
MSCI World Index	11.87%	16.98%	15.75%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the MSCI World Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier International Equity Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier International Equity Fund – and who is the Fund's sub-adviser?
   This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities. The Fund's sub-adviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

How did the Fund perform during the six months ended April 30, 2007?
   The Fund's Class S shares returned 19.41%, outpacing the 15.46% return of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI® EAFE®) Index, a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East.

What was the investment background during the period?
   Domestic stocks forged higher during the final months of 2006, reaching some notable milestones along the way. The Dow Jones Industrial AverageSM (the Dow) posted a series of new highs, and the S&P 500® Index broke the 1,400 level by year-end. Small caps, as evidenced by the Russell 2000® Index, also ended the year strongly. For its part, the technology-heavy Nasdaq Composite® Index (Nasdaq) also did well in the fourth quarter. The U.S. dollar weakened slightly during the period, which helped the MSCI EAFE Index turn in a double-digit advance.

U.S. stock prices showed little change during the first quarter of 2007, despite a significant increase in volatility across the board. Shaking off a rebound in oil prices and indications that first-quarter earnings might be weaker than forecasted, stocks generally advanced, with minor retreats, until the second-to-last day of February. At that point, the market contracted, and most of the widely followed stock indexes suffered one-day losses of more than 3%. Investors drove the market down in reaction to a sharp drop in the Chinese stock market, a weak U.S. durable goods report and a statement by former Federal Reserve (Fed) Board Chairman Alan Greenspan that a recession was possible, though not likely, later in the year. However, the market rallied in March, triggered in part by hopes that a Fed interest rate cut might be sooner than many previously believed. Despite March's advancement, most domestic stock indexes struggled to get into positive territory for the overall quarter. The U.S. dollar rallied early in the quarter, but gave up those gains later on, losing ground against most major foreign currencies. The dollar's depreciation supported the returns of foreign stocks and helped the MSCI EAFE Index return exceed its U.S. counterparts. In the month of April, continued positive news from the corporate earnings arena benefited the major stock markets in the U.S. The Dow reached 13,000 for the first time, closing out the month at 13,063. The S&P 500 also gained ground in April. Foreign stocks lagged their domestic counterparts during the 30-day period; the MSCI EAFE Index did advance, however.

What factors contributed to the Fund's performance?
   The Fund performed well for the fourth quarter of 2006, which was a welcome finish to a strong year. Fund management's patient holding of several companies – most notably NicOx and NeuroSearch, both European biotechnology companies – resulted in substantial contributions to the Fund's performance. Conversely, one of the Fund's worst contributors to performance came from Novogen, a company that has a promising oncological compound that is just entering Phase III trials with the Food and Drug Administration.

In the first quarter of 2007, the Fund's top-performing stocks were Tandberg (a videoconferencing provider), Leighton Holdings (an Australian engineering and construction firm) and Hyundai Heavy Industries (a Korean shipbuilder). On the downside, the largest performance detractors were Ericsson, Yahoo! Japan and Neurosearch (a Danish biopharmaceutical company). From a country perspective, the UK was the best performer. The MSCI United Kingdom Index returned 1.9% over the same period in dollar terms. The worst-performing market was Japan.

MassMutual Premier International Equity Fund – Portfolio Manager Report (Continued)

In April, the MSCI EAFE Index gained 2.56% in local currency and 4.09% in dollar terms. The Fund's top-performing stocks for the month were ABB (a power and automation technologies company), Hyundai Heavy Industries and William Demant (a hearing aid manufacturer). The Fund's worst performers in April were Japanese companies: Mitsubishi UFJ Financial Group, Credit Saison (a consumer finance company) and Hoya Corp. (a lens maker supplying the semiconductor and eyeglass industry).

What is your outlook?
   As long-term thematic investors, we are constantly looking for companies with good growth prospects at the right price. And we also keep track of numerous companies, waiting for a dip in price to initiate a position. In the coming months, we will travel again to China to continue our education. Although the Chinese market is currently too expensive, we are creating a "shopping list" of companies to buy when the opportunities present themselves.

MassMutual Premier International Equity Fund – Portfolio Manager Report (Continued)

MassMutual Premier International

Equity Fund

Country Weightings

(% of Net Assest) on 4/30/07

United Kingdom	16.5%
Japan	16.0%
France	11.6%
Switzerland	10.1%
Germany	7.5%
Australia	4.7%
Denmark	4.1%
Netherlands	4.1%
Italy	3.5%
Sweden	3.4%
India	3.1%
Brazil	2.4%
Norway	2.0%
Spain	1.8%
Ireland	1.7%
United States	1.5%
South Korea	1.3%
South Africa	1.3%
Lebanon	0.7%
Mexico	0.7%
Panama	0.7%
Finland	0.6%
Canada	0.2%
Short-Term Investments and Other Assest and Liabilities	0.5%
100.0%

MassMutual Premier International

Equity Fund

Largest Stock Holdings

(% of Net Assets) on 4/30/07

William Demant Holding	2.5%
Telefonaktiebolaget LM Ericsson Cl. B	2.2%
Capita Group PLC	2.0%
Nicox SA	2.0%
ABB Ltd.	1.9%
Aalberts Industries NV	1.8%
Anglo Irish Bank Corp. PLC	1.7%
Continental AG	1.7%
Tandberg ASA	1.6%
Yahoo! Japan Corp.	1.4%

MassMutual Premier International Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier International Equity Fund Class S and the MSCI EAFE Index.

MassMutual Premier International Equity Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Ten Year Average Annual 5/1/97 - 4/30/07
Class S	19.41%	23.24%	14.46%	9.35%
MSCI EAFE Index	15.46%	19.81%	16.64%	8.72%

GROWTH OF A $10,000 INVESTMENT FOR THE PAST TEN YEARS

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the MSCI EAFE Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier International Equity Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier International Equity Fund Class A, Class A (sales load deducted), Class Y and the MSCI EAFE Index.

MassMutual Premier International Equity Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Since Inception Average Annual 1/1/98 - 4/30/07
Class A	19.08%	22.70%	13.99%	8.67%
Class A (Sales load deducted)*	12.23%	15.65%	12.64%	7.98%
Class Y	19.41%	23.24%	14.47%	9.13%
MSCI EAFE Index	15.46%	19.81%	16.64%	9.04%

Hypothetical Investments in MassMutual Premier International Equity Fund Class L and the MSCI EAFE Index.

MassMutual Premier International Equity Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Five Year Average Annual 5/1/02 - 4/30/07	Since Inception Average Annual 5/3/99 - 4/30/07
Class L	19.28%	23.15%	14.27%	9.13%
MSCI EAFE Index	15.46%	19.81%	16.64%	7.42%

Hypothetical Investments in MassMutual Premier International Equity Fund Class N, Class N (CDSC fees deducted), and the MSCI EAFE Index.

MassMutual Premier International Equity Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 12/31/02-4/30/07
Class N	18.93%	22.33%	26.43%
Class N (CDSC fees deducted)*	17.93%	21.33%	26.43%
MSCI EAFE Index	15.46%	19.81%	24.88%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge for the first 18 months shown.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the MSCI EAFE Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Focused International Fund – Portfolio Manager Report

What is the investment objective of the MassMutual Premier Focused International Fund – and who is the Fund's sub-adviser?
   This Fund seeks long-term capital appreciation. The Fund's sub-adviser is Baring International Investment Limited (Baring).

How did the Fund perform during the six months ended April 30, 2007?
   The Fund's Class S shares returned 14.78%, underperforming the 15.46% return of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI® EAFE®) Index, a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East.

What was the investment background during the period?
   All major international equity market returns were positive in the fourth quarter of 2006, as expectations of steady growth and stable interest rates around the world helped to drive the powerful year-end rally. The Asian (ex-Japan) markets were the best performers, as Japan continued its 2006 trend of being the worst-performing major market. At the sector level, telecommunications was the leader, rising over 17% during the period. Conversely, health care was the worst-performing sector, as the large pharmaceutical stocks continued to disappoint investors.

Most major international equity market returns continued to advance in the first quarter of 2007, although the environment was marked by significant volatility mid-quarter in the form of a global stock sell-off, and an important change in market leadership. Previously, the U.S. exchanges set the tone for global trading patterns and Asian investors stayed up all night to watch American markets. Not so in 2007. China/Asia caused the largest downturn in the U.S. exchanges since the 9/11 attacks – and then China/Asia led the subsequent global rally. The Pacific (ex-Japan) and Europe (ex-UK) were the best-performing regions, while Japan and the UK slightly underperformed. At the sector level, materials and industrials were the leaders; technology and energy were the worst performers. The MSCI EAFE Index had a strong month in April. Most sectors delivered a return similar to the benchmark – except for consumer discretionary and materials, which were sub-par performers.

What factors contributed to the Fund's performance?
   The majority of the Fund's strength in the fourth quarter came from positive stock selection and asset allocation in Hong Kong and Singapore, its underweight position in the Japanese market and currency, and positive stock selection in Europe. Favorable stock selection within Europe (ex-UK) and the global financial sector served the Fund well as 2006 came to a close. The best-performing financials were Asian property stocks Guangzhou R&F (Hong Kong) and Capitaland (Singapore). Leaders in the European stock market included TGS Nopec (oil), Boliden (copper), Lonmin (platinum) and C&C Group (beverages). On the other hand, small-cap stocks in Japan, Europe and Australia detracted from the Fund's performance in the fourth quarter. Looking down the list of worst-performing stocks, the common theme was "small cap." In Europe, Fimalac and Geox both fell nearly 15% with no change in fundamentals. In Japan, Yamato fell 15%. The Fund sold it during the quarter, due to its deteriorating fundamentals.

During the first quarter of 2007, positive stock selection in Europe (ex-UK) and in the financials sector helped to drive the Fund's performance. Conversely, the Fund's overweight position in energy and stock selection in materials hampered the Fund's performance in the first three months of the year. Although Fund management incorrectly overweighted the poorly performing energy sector as the year began, they continued to maintain those positions, as fundamentals and valuations remained attractive. Geographically, most regions were strong in April, with Europe (ex-UK) especially so. Hong Kong and Japan were the laggards. Japan as a market declined in absolute terms, which detracted from the Fund's performance. Although the Fund held an underweight position in Japan, we continued to hold some names within the market. Overall, the Fund's underperformance relative to the MSCI EAFE Index resulted mainly from stock-specific factors. For example, the announcement of a pending rights issue by Immoeast, an Austrian real estate developer, caused weakness in the stock during the month, which hampered the Fund's returns.

MassMutual Premier Focused International Fund – Portfolio Manager Report (Continued)

What is your outlook?
   Our expectation of moderate global economic growth in 2007, with only the U.S. economy experiencing growth below trend, remains unchanged. Fears of a much sharper global slowdown may impact international equity markets from time to time, and we will continue to seek to use these periods of share price weakness to add to our highest-conviction stock ideas.

MassMutual Premier Focused

International Fund

Country Weightings

(% of Net Assest) on 4/30/07

Japan	16.3%
United Kingdom	14.6%
Germany	7.3%
Singapore	5.6%
Greece	5.4%
Switzerland	5.3%
United States	4.2%
China	3.8%
France	3.8%
Italy	3.7%
Norway	3.7%
Ireland	3.6%
Australia	3.6%
Holland	3.5%
Sweden	3.5%
Bermuda	1.8%
Denmark	1.8%
Austria	1.7%
Finland	1.7%
Short-Term Investments and Other Assest and Liabilities	5.1%
100.0%

MassMutual Premier Focused

International Fund

Largest Stock Holdings

(% of Net Assets) on 4/30/07

iShares MSCI EAFE Index Fund	4.2%
Guangzhou R&F Properties Co. Ltd. Cl. H	2.0%
Shire PLC	2.0%
Aker Kvaerner ASA	1.9%
Boliden AB	1.9%
Capitaland Ltd.	1.9%
Fresenius AG	1.9%
Mitsui & Co. Ltd.	1.9%
Singapore Exchange, Ltd.	1.9%
Standard Chartered PLC	1.9%

MassMutual Premier Focused International Fund – Portfolio Manager Report (Continued)

Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Premier Focused International Fund Class S, Class A, Class A (sales load deducted), Class Y, Class L, Class N, Class N (CDSC fees deducted) and the MSCI EAFE Index.

MassMutual Premier Focused International Fund

Total Return	Year-to-Date 11/1/06 - 4/30/07	One Year 5/1/06 - 4/30/07	Since Inception Average Annual 12/01/05 - 4/30/07
Class S	14.78%	18.00%	28.80%
Class A	14.56%	17.50%	28.26%
Class A (Sales load deducted)*	7.98%	10.74%	23.00%
Class Y	14.78%	17.91%	28.73%
Class L	14.63%	17.75%	28.53%
Class N	14.44%	17.19%	27.87%
Class N (CDSC fees deducted)*	13.44%	16.19%	27.24%
MSCI EAFE Index	15.46%	19.81%	29.27%

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

* Class A (sales load deducted) returns include the 5.75% maximum sales charge and Class N (CDSC fees deducted) returns include the 1.00% maximum contingent deferred sales charge.

Performance data quoted represents past performance; past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-309-3539.

Investors should note that the Fund is a professionally managed mutual fund, while the MSCI EAFE Index is unmanaged, does not incur expenses and cannot be purchased directly by investors. Investors should read the Fund's prospectus with regard to the Fund's investment objective, risks and charges and expenses in conjunction with these financial statements. Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges. The performance tables and charts do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or the redemption of the Fund shares.

MassMutual Premier Money Market Fund – Portfolio of Investments

April 30, 2007 (Unaudited)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 101.3%
Commercial Paper — 81.4%
Abbey National North America LLC 5.230% 06/26/2007	$19,970,000	$19,807,533
American Honda Finance Corp. 5.210% 05/10/2007	10,899,000	10,884,804
American Honda Finance Corp. 5.210% 06/22/2007	9,083,000	9,014,645
Amsterdam Funding Corp.(a) 5.240% 06/13/2007	20,100,000	19,974,196
Atlantic Industries(a) 5.170% 08/31/2007	12,200,000	11,986,249
Bank of America Corp. 5.230% 07/02/2007	6,618,000	6,558,390
Bankamerica Corp. 5.220% 05/07/2007	8,575,000	8,567,540
Barclays U.S. Funding Corp. 5.235% 05/08/2007	14,779,000	14,763,956
Beethoven Funding Corp.(a) 5.250% 05/22/2007	7,000,000	6,978,562
Beethoven Funding Corp.(a) 5.260% 05/23/2007	8,803,000	8,774,703
Beethoven Funding Corp.(a) 5.280% 05/10/2007	3,822,000	3,816,955
Bryant Park Funding LLC(a) 5.220% 06/07/2007	16,580,000	16,491,048
Caterpillar Financial Services Corp. 5.230% 05/31/2007	9,400,000	9,359,032
CBA (Delaware) Finance, Inc. 5.200% 06/05/2007	19,500,000	19,401,417
CIT Group, Inc. 5.170% 05/16/2007	16,425,000	16,389,617
Coca-Cola Co. 5.180% 06/04/2007	8,045,000	8,005,642
DaimlerChrysler Revolving Auto Conduit LLC 5.230% 06/01/2007	8,250,000	8,212,845
DaimlerChrysler Revolving Auto Conduit LLC 5.240% 05/25/2007	8,048,000	8,019,886

	Principal Amount	Market Value
Dover Corp.(a) 5.250% 05/09/2007	$10,400,000	$10,387,867
Dover Corp.(a) 5.250% 05/18/2007	9,000,000	8,977,688
Eaton Corp.(a) 5.220% 06/14/2007	6,163,000	6,123,680
Falcon Asset Securitization Corp.(a) 5.240% 06/18/2007	17,402,000	17,280,418
FCAR Owner Trust I 5.220% 06/21/2007	16,345,000	16,224,129
General Electric Co. 5.200% 06/06/2007	19,450,000	19,348,860
Goldman Sachs Group, Inc. 5.200% 07/25/2007	8,000,000	7,901,778
Goldman Sachs Group, Inc. 5.220% 05/18/2007	11,482,000	11,453,697
Harley-Davidson, Inc.(a) 5.200% 05/22/2007	9,829,000	9,799,185
Harley-Davidson, Inc.(a) 5.200% 05/23/2007	4,739,000	4,723,940
Harley-Davidson, Inc.(a) 5.210% 06/13/2007	4,000,000	3,975,108
HBOS Treasury Services 5.240% 05/01/2007	14,970,000	14,970,000
Illinois Tool Works, Inc. 5.180% 05/04/2007	8,525,000	8,521,320
Illinois Tool Works, Inc. 5.190% 06/12/2007	7,000,000	6,957,615
Illinois Tool Works, Inc. 5.210% 05/15/2007	2,740,000	2,734,449
ING US Funding LLC 5.175% 08/21/2007	10,377,000	10,209,930
ING US Funding LLC 5.220% 06/14/2007	9,000,000	8,942,580
International Business Machines Corp.(a) 5.215% 05/29/2007	12,974,000	12,921,376
International Business Machines Corp.(a) 5.220% 06/29/2007	6,400,000	6,345,248
John Deere Capital Corp.(a) 5.210% 07/11/2007	12,500,000	12,371,559
John Deere Capital Corp.(a) 5.230% 06/29/2007	6,980,000	6,920,172
L'Oreal USA, Inc.(a) 5.220% 05/15/2007	10,000,000	9,979,700
McCormick & Co., Inc.(a) 5.180% 08/17/2007	4,830,000	4,754,942

	Principal Amount	Market Value
Medtronic, Inc.(a) 5.220% 05/25/2007	$10,000,000	$9,965,200
Minnesota Mining & Manufacturing Co. 5.200% 06/14/2007	8,199,000	8,146,891
Nestle Capital Corp.(a) 5.200% 05/14/2007	14,597,000	14,569,590
New Center Asset Trust 5.190% 07/26/2007	15,987,000	15,788,788
NSTAR Electric Co. 5.250% 05/09/2007	9,897,000	9,885,454
Oracle Corp.(a) 5.220% 07/10/2007	19,650,000	19,450,553
Paccar Financial Corp. 5.200% 07/18/2007	10,923,000	10,799,934
Paccar Financial Corp. 5.210% 05/15/2007	7,800,000	7,784,196
Procter & Gamble Co.(a) 5.220% 05/11/2007	18,500,000	18,473,175
Reckitt Benckiser PLC(a) 5.220% 06/04/2007	3,629,000	3,611,109
Reckitt Benckiser PLC(a) 5.240% 05/02/2007	14,500,000	14,497,890
Sheffield Receivables Corp.(a) 5.260% 05/31/2007	9,488,000	9,446,411
Sigma-Aldrich Corp.(a) 5.250% 05/15/2007	8,877,000	8,858,876
Societe Generale North America, Inc. 5.240% 06/12/2007	7,764,000	7,716,536
Societe Generale North America, Inc. 5.240% 06/18/2007	11,850,000	11,767,208
South Carolina Electric & Gas 5.280% 06/01/2007	10,000,000	9,954,533
Southern Co.(a) 5.250% 05/04/2007	8,400,000	8,396,325
Sysco Corp.(a) 5.220% 05/21/2007	14,275,000	14,233,603
Unilever Capital Corp.(a) 5.200% 05/07/2007	10,701,000	10,691,726
Wal-Mart Stores, Inc.(a) 5.200% 05/30/2007	15,697,000	15,631,247
		658,501,506
Discount Notes — 5.2%
Federal Farm Credit 5.060% 06/08/2007	15,385,000	15,302,827
Federal Home Loan Bank 5.050% 05/23/2007	4,800,000	4,785,186

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Federal Home Loan Bank 5.090% 06/11/2007	$12,545,000	$12,472,277
Federal Home Loan Bank 5.130% 06/27/2007	9,420,000	9,343,486
		41,903,776
U.S. Treasury Bills — 14.7%
U.S. Treasury Bill 4.835% 07/05/2007	15,245,000	15,111,913
U.S. Treasury Bill 4.845% 07/12/2007	23,350,000	23,123,739
U.S. Treasury Bill 4.870% 05/24/2007	18,085,000	18,028,731
U.S. Treasury Bill 4.905% 06/28/2007	9,265,000	9,191,783
U.S. Treasury Bill 4.915% 05/31/2007	10,000,000	9,959,042
U.S. Treasury Bill 4.916% 05/17/2007	19,000,000	18,958,487
U.S. Treasury Bill 4.930% 05/03/2007	13,000,000	12,996,440
U.S. Treasury Bill 4.975% 05/03/2007	11,635,000	11,631,784
		119,001,919
TOTAL SHORT-TERM INVESTMENTS (Cost $819,407,201)		819,407,201
TOTAL INVESTMENTS — 101.3%(b)		819,407,201
Other Assets/ (Liabilities) — (1.3%)		(10,582,103)
NET ASSETS — 100.0%		$808,825,098

Notes to Portfolio of Investments

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to a value of $330,408,301 or 40.9% of net assets.

(b)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

April 30, 2007 (Unaudited)

	Principal Amount	Market Value
BONDS & NOTES — 44.6%
ASSET BACKED SECURITIES — 0.8%
Electric — 0.1%
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 06/30/2012	$820,119	$869,326
Financial Services — 0.0%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 FRN 6.700% 10/25/2028	10,925	10,902
Other ABS — 0.7%
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A4 6.910% 09/15/2009	495,619	498,203
Oak Hill Credit Partners, Series 1A, Class A2, FRN 5.390% 09/12/2013	2,400,000	2,403,000
Travelers Funding Ltd., Series 1A, Class A1(a) 6.300% 02/18/2014	969,748	971,590
		3,872,793
TOTAL ASSET BACKED SECURITIES (Cost $4,789,350)		4,753,021
CORPORATE DEBT — 21.2%
Apparel — 0.1%
Kellwood Co. 7.625% 10/15/2017	125,000	115,889
Kellwood Co. 7.875% 07/15/2009	300,000	305,353
		421,242
Auto Manufacturers — 0.3%
DaimlerChrysler NA Holding 4.050% 06/04/2008	1,700,000	1,676,278
Banks — 0.2%
Bank of America Corp. 3.250% 08/15/2008	500,000	488,240
Wells Fargo & Co. 4.125% 03/10/2008	760,000	751,532
		1,239,772

	Principal Amount	Market Value
Beverages — 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	$435,000	$423,833
Constellation Brands, Inc. 8.000% 02/15/2008	300,000	303,750
Foster's Finance Corp.(a) 6.875% 06/15/2011	1,000,000	1,054,848
Miller Brewing Co.(a) 4.250% 08/15/2008	475,000	468,527
		2,250,958
Building Materials — 0.2%
American Standard, Inc. 7.375% 02/01/2008	350,000	353,815
American Standard, Inc. 7.625% 02/15/2010	900,000	952,380
		1,306,195
Chemicals — 0.6%
Chevron Phillips Chemical Co. LLC 5.375% 06/15/2007	1,050,000	1,049,672
Cytec Industries, Inc. 5.500% 10/01/2010	600,000	602,029
Lubrizol Corp. 4.625% 10/01/2009	720,000	709,962
Lubrizol Corp. 5.875% 12/01/2008	450,000	454,189
Sensient Technologies 6.500% 04/01/2009	700,000	703,349
		3,519,201
Commercial Services — 0.6%
Chemed Corp. 8.750% 02/24/2011	765,000	798,469
Donnelley (R.R.) & Sons Co. 4.950% 05/15/2010	650,000	641,353
Equifax, Inc. 4.950% 11/01/2007	500,000	498,305
ERAC USA Finance Co.(a) 7.950% 12/15/2009	1,155,000	1,228,471
		3,166,598
Computers — 0.1%
Electronic Data Systems Corp., Series B 6.500% 08/01/2013	475,000	484,618
Cosmetics & Personal Care — 0.7%
Procter & Gamble Co. 3.500% 12/15/2008	4,000,000	3,903,300

	Principal Amount	Market Value
Diversified Financial — 3.2%
American Honda Finance Corp.(a) 3.850% 11/06/2008	$900,000	$883,147
Caterpillar Financial Services Corp., Series F 3.625% 11/15/2007	1,500,000	1,485,973
CIT Group, Inc. 3.650% 11/23/2007	1,600,000	1,584,323
Citigroup, Inc. 5.500% 02/15/2017	840,000	841,815
Countrywide Home Loans, Inc. 3.250% 05/21/2008	1,310,000	1,280,600
Emerald Investment Grade CBO Ltd. FRN(a) 5.880% 05/24/2011	936,669	937,137
Ford Motor Credit Co. 5.800% 01/12/2009	1,675,000	1,647,063
Franklin Resources, Inc. 3.700% 04/15/2008	1,025,000	1,007,742
Glencore Funding LLC(a) 6.000% 04/15/2014	665,000	664,065
The Goldman Sachs Group, Inc. 5.150% 01/15/2014	250,000	246,545
Goldman Sachs Group, Inc. 5.625% 01/15/2017	775,000	771,532
Household Finance Corp. 4.125% 12/15/2008	1,250,000	1,229,134
Household Finance Corp. 6.375% 10/15/2011	175,000	182,491
Jefferies Group, Inc. 7.500% 08/15/2007	250,000	250,885
Lazard Group LLC 7.125% 05/15/2015	805,000	852,576
National Rural Utilities Cooperative Finance Corp. 7.250% 03/01/2012	1,540,000	1,676,804
Residential Capital Corp. 6.125% 11/21/2008	1,140,000	1,139,231
SLM Corp. 5.000% 10/01/2013	1,100,000	995,391
		17,676,454
Electric — 3.2%
Allegheny Energy Supply Co. LLC(a) 8.250% 04/15/2012	475,000	515,375

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Appalachian Power Co., Series G 3.600% 05/15/2008	$640,000	$628,881
Carolina Power & Light Co. 5.125% 09/15/2013	780,000	773,069
Centerpoint Energy, Inc., Series B 5.875% 06/01/2008	1,135,000	1,139,348
Consumers Energy Co. 4.400% 08/15/2009	425,000	416,854
Entergy Gulf States, Inc. 5.250% 08/01/2015	1,925,000	1,838,003
FPL Group Capital, Inc. 6.125% 05/15/2007	1,000,000	1,000,156
Ipalco Enterprises, Inc. 8.375% 11/14/2008	1,395,000	1,440,338
Kansas Gas & Electric Co. 5.647% 03/29/2021	525,000	512,678
Kiowa Power Partners LLC(a) 4.811% 12/30/2013	404,068	388,952
MidAmerican Energy Holdings Co. 3.500% 05/15/2008	1,270,000	1,247,299
MidAmerican Funding LLC 6.750% 03/01/2011	1,000,000	1,057,517
Monongahela Power Co. 6.700% 06/15/2014	500,000	532,482
Nevada Power Co., Series L 5.875% 01/15/2015	650,000	654,933
Pacific Gas & Electric Co. 4.800% 03/01/2014	950,000	922,486
Pennsylvania Electric Co. Class B 6.125% 04/01/2009	585,000	593,640
PSEG Energy Holdings, Inc. 8.625% 02/15/2008	184,000	187,680
Tampa Electric Co. 5.375% 08/15/2007	980,000	979,763
Tenaska Oklahoma(a) 6.528% 12/30/2014	419,870	415,235
TransAlta Corp. 5.750% 12/15/2013	1,250,000	1,244,483
Tri-State Generation & Transmission Association, Series 2003, Class A(a) 6.040% 01/31/2018	627,172	630,036
Wisconsin Electric Power 3.500% 12/01/2007	960,000	949,736
		18,068,944

	Principal Amount	Market Value
Electrical Components & Equipment — 0.3%
Ametek, Inc. 7.200% 07/15/2008	$1,715,000	$1,739,910
Electronics — 0.2%
Thomas & Betts Corp. 6.625% 05/07/2008	725,000	729,054
Thomas & Betts Corp., Series B 6.390% 02/10/2009	325,000	330,162
		1,059,216
Environmental Controls — 0.1%
Allied Waste North America, Inc., Series B 5.750% 02/15/2011	365,000	358,613
Foods — 0.5%
Fred Meyer, Inc. 7.450% 03/01/2008	1,475,000	1,499,488
Sara Lee Corp. 3.875% 06/15/2013	60,000	54,847
Smithfield Foods, Inc. 7.000% 08/01/2011	1,125,000	1,147,500
		2,701,835
Forest Products & Paper — 0.5%
International Paper Co. 3.800% 04/01/2008	2,880,000	2,831,734
Gas — 0.3%
Australian Gas Light Co. Ltd(a) 6.400% 04/15/2008	930,000	935,850
OAO Gazprom(a) 9.625% 03/01/2013	455,000	542,360
Southwest Gas Corp. 8.375% 02/15/2011	375,000	409,750
		1,887,960
Holding Company – Diversified — 0.2%
Leucadia National Corp. 7.000% 08/15/2013	1,035,000	1,037,588
Home Builders — 0.1%
D.R. Horton, Inc. 4.875% 01/15/2010	170,000	165,954
Lennar Corp., Series B 6.500% 04/15/2016	300,000	297,385
		463,339
Home Furnishing — 0.1%
Maytag Corp. 8.630% 11/15/2007	775,000	781,561
Housewares — 0.3%
Newell Rubbermaid, Inc. 4.000% 05/01/2010	495,000	480,045

	Principal Amount	Market Value
Toro Co. 7.125% 06/15/2007	$1,050,000	$1,051,257
		1,531,302
Investment Companies — 0.1%
Xstrata Finance Canada(a) 5.800% 11/15/2016	335,000	336,940
Iron & Steel — 0.1%
Reliance Steel & Aluminum Co. 6.200% 11/15/2016	445,000	449,770
Lodging — 0.4%
Harrah's Operating Co., Inc. 5.500% 07/01/2010	485,000	476,513
Hilton Hotels Corp.(b) 7.200% 12/15/2009	85,000	88,294
Hilton Hotels Corp. 7.625% 05/15/2008	525,000	534,844
MGM Mirage 6.000% 10/01/2009	400,000	400,500
MGM Mirage 6.750% 09/01/2012	340,000	340,425
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	565,000	605,966
		2,446,542
Machinery – Diversified — 0.4%
Briggs & Stratton Corp. 7.250% 09/15/2007	250,000	251,563
Briggs & Stratton Corp. 8.875% 03/15/2011	855,000	919,747
Idex Corp. 6.875% 02/15/2008	775,000	782,355
		1,953,665
Manufacturing — 0.4%
Bombardier Capital, Inc.(a) 6.750% 05/01/2012	330,000	331,650
Pentair, Inc. 7.850% 10/15/2009	950,000	1,000,633
Tyco International Group SA 6.000% 11/15/2013	950,000	998,202
		2,330,485
Media — 2.4%
Belo Corp. 6.750% 05/30/2013	1,350,000	1,420,848
Belo Corp. 8.000% 11/01/2008	600,000	620,915

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Clear Channel Communications, Inc. 4.250% 05/15/2009	$1,085,000	$1,052,975
Comcast Corp. 5.500% 03/15/2011	625,000	633,063
Cox Communications, Inc. 4.625% 01/15/2010	2,865,000	2,825,497
Cox Enterprises, Inc.(a) 4.375% 05/01/2008	1,390,000	1,374,470
Dow Jones & Co., Inc. 3.875% 02/15/2008	1,300,000	1,281,359
Knight-Ridder, Inc. 7.125% 06/01/2011	250,000	260,115
Rogers Cable, Inc. 5.500% 03/15/2014	260,000	257,400
Scholastic Corp. 5.000% 04/15/2013	575,000	507,491
Shaw Communications, Inc. 8.250% 04/11/2010	1,540,000	1,642,025
Time Warner, Inc. 6.150% 05/01/2007	680,000	680,000
USA Interactive 7.000% 01/15/2013	245,000	258,219
Viacom, Inc. 6.625% 05/15/2011	650,000	678,737
		13,493,114
Metal Fabricate & Hardware — 0.2%
Timken Co. 5.750% 02/15/2010	920,000	915,659
Mining — 0.1%
Vale Overseas Ltd. 6.250% 01/23/2017	535,000	548,645
Oil & Gas — 0.4%
Enterprise Products Operating LP 7.500% 02/01/2011	210,000	225,439
Enterprise Products Operating LP, Series B 4.000% 10/15/2007	345,000	342,786
The Premcor Refining Group, Inc. 6.750% 05/01/2014	320,000	333,471
Valero Energy Corp. 3.500% 04/01/2009	500,000	485,569
XTO Energy, Inc. 4.900% 02/01/2014	1,000,000	967,142
		2,354,407

	Principal Amount	Market Value
Oil & Gas Services — 0.0%
Hornbeck Offshore Services, Inc., Series B 6.125% 12/01/2014	$220,000	$211,750
Packaging & Containers — 0.1%
Packaging Corp. of America 5.750% 08/01/2013	435,000	431,078
Pipelines — 0.9%
Consolidated Natural Gas Co., Series C 6.250% 11/01/2011	1,190,000	1,237,283
Enbridge Energy Partners LP 4.000% 01/15/2009	900,000	882,816
Gulf South Pipeline Co. LP(a) 5.050% 02/01/2015	275,000	266,154
Kinder Morgan Energy Partners LP 5.350% 08/15/2007	1,000,000	999,263
Kinder Morgan Energy Partners LP 6.000% 02/01/2017	175,000	177,819
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	550,000	572,781
Plains All American Pipeline Co. 5.625% 12/15/2013	685,000	685,835
Southern Natural Gas Co.(a) 5.900% 04/01/2017	420,000	422,478
		5,244,429
Real Estate — 0.2%
First Industrial LP 7.600% 05/15/2007	880,000	880,619
Real Estate Investment Trusts (REITS) — 1.4%
Archstone-Smith Operating Trust REIT 5.000% 08/15/2007	1,350,000	1,348,632
Brandywine Operating Partnership LP 5.625% 12/15/2010	550,000	557,443
iStar Financial, Inc. REIT 7.000% 03/15/2008	660,000	667,150
iStar Financial, Inc. REIT, Series B 4.875% 01/15/2009	200,000	198,524

	Principal Amount	Market Value
iStar Financial, Inc. REIT, Series B 5.700% 03/01/2014	$385,000	$383,637
Prologis REIT 5.250% 11/15/2010	1,000,000	1,005,414
Senior Housing Properties Trust REIT 8.625% 01/15/2012	175,000	191,188
United Dominion Realty Trust, Inc. REIT 4.300% 07/01/2007	1,750,000	1,746,756
United Dominion Realty Trust, Inc. REIT 4.500% 03/03/2008	570,000	569,681
Weingarten Realty Investors REIT, Series A 7.500% 12/19/2010	1,075,000	1,172,513
		7,840,938
Retail — 0.1%
J.C. Penney Co., Inc. 7.950% 04/01/2017	200,000	229,611
The May Department Stores Co. 3.950% 07/15/2007	470,000	468,264
		697,875
Software — 0.1%
Certegy, Inc. 4.750% 09/15/2008	300,000	294,526
Telecommunications — 0.8%
British Telecom PLC 8.625% 12/15/2010	1,125,000	1,254,917
Embarq Corp. 7.082% 06/01/2016	65,000	67,154
Rogers Wireless Communications, Inc. 6.375% 03/01/2014	450,000	464,625
Rogers Wireless Communications, Inc. FRN 8.480% 12/15/2010	285,000	290,700
SBC Communications, Inc. 6.125% 02/15/2008	650,000	653,507
Sprint Nextel Corp. 6.000% 12/01/2016	1,150,000	1,128,633
Verizon New England, Inc. 6.500% 09/15/2011	500,000	521,377
		4,380,913
Transportation — 0.9%
CNF, Inc. 8.875% 05/01/2010	930,000	1,012,097

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
CSX Corp. 6.250% 10/15/2008	$1,900,000	$1,924,799
Norfolk Southern Corp. 6.000% 04/30/2008	625,000	628,447
Norfolk Southern Corp. 7.350% 05/15/2007	1,350,000	1,350,728
		4,916,071
TOTAL CORPORATE DEBT (Cost $118,677,430)		117,834,044
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.8%
Financial Services
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	1,706,925	1,638,174
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN(a) 6.350% 09/20/2010	775,000	785,656
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100% 08/13/2029	11,527	11,552
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.539% 08/25/2034	598,341	589,911
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA FRN 4.002% 07/25/2034	1,983,445	1,941,109
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 02/01/2044	1,530,000	1,529,339
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 01/12/2045	1,000,000	1,004,581
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/2049	2,100,000	2,103,294

	Principal Amount	Market Value
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 5.615% 09/25/2033	$280,171	$283,466
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 6.141% 02/25/2034	204,688	206,942
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500% 02/25/2033	90,488	90,169
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	85,537	85,226
Galena CDO Cayman Islands, Ltd., Series 2005-1, Class B1U7 FRN(a) 6.226% 01/11/2013	1,025,000	1,025,000
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 4.565% 08/25/2034	468,384	473,049
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 4.540% 08/25/2034	873,300	884,375
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A, VRN 6.490% 07/25/2033	91,609	91,927
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A, VRN 6.000% 02/25/2034	84,700	85,181
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2 VRN 4.574% 02/25/2034	1,261,764	1,246,527
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 7.434% 02/25/2034	17,211	17,382

	Principal Amount	Market Value
Newport Waves CDO, Series 2007-1A, Class A3LS FRN(a) 5.937% 06/20/2014	$1,600,000	$1,598,144
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class A7, FRN(a) 7.350% 09/20/2010	575,000	577,990
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class B2, FRN(a) 7.950% 09/20/2010	460,000	456,918
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 7.260% 03/25/2034	262,418	264,506
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 6.600% 06/25/2032	211,871	211,092
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	1,613,099	1,582,853
Terwin Mortgage Trust, Series 2006-10SL, Class A2 FRN 5.000% 10/31/2036	3,350,000	3,313,361
Washington Mutual MSC Mortgage Pass- Through Certificates, Series 2004-RA1, Class 2A 7.000% 03/25/2034	733,884	742,375
Washington Mutual MSC Mortgage Pass- Through Certificates, Series 2004-RA4, Class 2A 6.500% 08/25/2034	340,398	344,964
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN 4.261% 01/25/2035	2,309,788	2,267,147
Washington Mutual, Inc., Series 2004-AR2, Class A, FRN 6.414% 04/25/2044	633,753	635,310

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1, FRN 4.221% 09/25/2034	$1,672,012	$1,647,161
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN 4.574% 12/25/2034	2,120,537	2,091,682
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2, FRN 4.109% 06/25/2035	2,268,747	2,245,266
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,289,033)		32,071,629
SOVEREIGN DEBT OBLIGATIONS — 0.1%
Regional (State & Province)
Province of Ontario 4.750% 01/19/2016	450,000	442,101
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $447,462)		442,101
U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.7%
Pass-Through Securities
FHLMC 5.500% 07/01/2020	457,289	458,326
FHLMC 7.500% 06/01/2015	39,184	41,013
FNMA 4.500% 12/01/2020	3,922,223	3,796,436
FNMA 5.500% 02/01/2018- 03/01/2037	19,273,295	19,214,298
FNMA 6.420% 11/01/2008	145,432	146,193
FNMA 6.500% 01/01/2037	4,667,731	4,766,921
FNMA 9.000% 10/01/2009	24,360	24,723
FNMA TBA(c) 5.500% 05/01/2037	9,939,000	9,827,962
FNMA TBA(c) 6.500% 05/01/2037	25,200,000	25,725,657
GNMA 6.500% 05/15/2036- 12/15/2036	15,000,001	15,410,742

	Principal Amount	Market Value
GNMA 7.500% 08/15/2029	$54,886	$57,673
GNMA 8.000% 09/15/2007- 10/15/2007	5,494	5,504
GNMA TBA(c) 5.500% 05/01/2037	2,325,000	2,312,103
GNMA TBA(c) 6.500% 05/01/2037	5,250,000	5,390,684
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $87,322,290)		87,178,235
U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Inflation Index 2.500% 07/15/2016	5,037,400	5,172,780
U.S. Treasury Note 3.875% 05/15/2010	700,000	687,477
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,760,994)		5,860,257
TOTAL BONDS & NOTES (Cost $249,286,559)		248,139,287
OPTIONS — 0.0%
Bank of America Put Option, Expires 6/08/2007, Strike 5.2625	130,000,000	67,920
Bear Stearns Co., Inc. Floor, Expires 10/01/2014	8,000,000	94,304
TOTAL OPTIONS (Cost $146,200)		162,224
TOTAL LONG TERM INVESTMENTS (Cost $249,432,759)		248,301,511
SHORT-TERM INVESTMENTS — 63.4%
Cash Equivalents — 0.0%(e)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	1,078	1,078
American Beacon Money Market Fund(d)	3,515	3,515
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	2,690	2,690

	Principal Amount	Market Value
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	$1,347	$1,347
Bank of America 5.270% 05/07/2007	1,348	1,348
Bank of America 5.270% 05/08/2007	1,346	1,346
Bank of America 5.270% 06/18/2007	673	673
Bank of America 5.270% 06/19/2007	672	672
Bank of America 5.310% 05/17/2007	404	404
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	1,209	1,209
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	402	402
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	1,076	1,076
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	807	807
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	538	538
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	1,345	1,345
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	269	269
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	269	269
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	269	269
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	1,076	1,076
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	1,210	1,210
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	941	941
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	1,345	1,345

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	$538	$538
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	403	403
BGI Institutional Money Market Fund(d)	941	941
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	941	941
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	672	672
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	2,475	2,475
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	672	672
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	2,679	2,679
Den Danske Bank Commercial Paper 5.282% 05/23/2007	1,334	1,334
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	1,345	1,345
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	672	672
Dreyfus Cash Management Plus Money Market Fund(d)	807	807
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	1,345	1,345
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	807	807
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	807	807
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	1,479	1,479
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	1,345	1,345

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	$672	$672
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	1,345	1,345
Freddie Mac Agency Discount Note 5.184% 06/25/2007	265	265
Goldman Sachs Financial Square Prime Obligations Money Market Fund(d)	156	156
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	1,076	1,076
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	1,614	1,614
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	1,345	1,345
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	2,609	2,609
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	2,017	2,017
Morgan Stanley & Co. 5.320% 08/01/2007	1,210	1,210
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	672	672
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	807	807
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	1,748	1,748
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	2,017	2,017
Reserve Primary Money Market Fund(d)	2,555	2,555
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	2,152	2,152
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	403	403

	Principal Amount	Market Value
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	$538	$538
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	1,076	1,076
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	1,614	1,614
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	941	941
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	1,076	1,076
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	672	672
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	807	807
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	672	672
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	807	807
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	1,076	1,076
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	63	63
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	1,748	1,748
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	134	134
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	2,690	2,690
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	2,690	2,690
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	1,345	1,345
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	807	807

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	$1,345	$1,345
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	1,345	1,345
		87,200
Commercial Paper — 63.2%
Alcoa, Inc. 5.220% 09/12/2007	9,700,000	9,511,527
Aluminum Co. of America 5.260% 07/25/2007	3,200,000	3,160,256
Amsterdam Funding Corp.(a) 5.240% 06/22/2007	13,000,000	12,901,602
Autoliv ASP, Inc.(a) 5.310% 05/22/2007	5,700,000	5,682,342
BASF AG(a) 5.240% 06/21/2007	13,000,000	12,903,495
Burlington Northern Santa Fe Corp.(a) 5.290% 05/01/2007	8,849,000	8,849,000
Burlington Northern Santa Fe Corp.(a) 5.290% 05/17/2007	1,550,000	1,546,354
Cadbury Schweppes Finance PLC(a) 5.310% 05/14/2007	10,440,000	10,419,980
CIT Group, Inc.(a) 5.200% 08/20/2007	5,000,000	4,919,833
Cit Group, Inc. 5.240% 05/11/2007	3,011,000	3,006,618
CIT Group, Inc. 5.260% 06/19/2007	5,850,000	5,808,117
CVS Corp.(a) 5.310% 05/09/2007	4,100,000	4,095,162
DaimlerChrysler NA Holding Corp. 5.320% 06/22/2007	2,762,000	2,740,775
DaimlerChrysler North America Holding Corp. 5.300% 05/23/2007	2,630,000	2,621,481
DaimlerChrysler North America Holding Corp. 5.340% 06/21/2007	3,500,000	3,473,523
DaimlerChrysler North America Holding Corp. 5.350% 06/22/2007	425,000	421,716
Danske Corp. 5.220% 06/08/2007	6,170,000	6,136,003

	Principal Amount	Market Value
Devon Energy Corp.(a) 5.300% 06/12/2007	$7,000,000	$6,956,717
Devon Energy Corp.(a) 5.320% 05/16/2007	5,995,000	5,981,711
Dow Jones & Co., Inc.(a) 5.310% 05/14/2007	894,000	892,286
Duke Energy Corp. 5.270% 06/28/2007	2,900,000	2,875,377
Duke Energy Corp. 5.280% 05/03/2007	5,000,000	4,998,533
Duke Energy Corp. 5.280% 07/10/2007	5,000,000	4,948,667
Elsevier Finance SA(a) 5.290% 05/24/2007	4,450,000	4,434,960
Falcon Asset Securitization Corp.(a) 5.240% 06/18/2007	4,400,000	4,369,259
Fortune Brands, Inc. 5.300% 05/09/2007	3,300,000	3,296,113
Fortune Brands, Inc. 5.300% 05/10/2007	9,600,000	9,587,280
Gannett Co., Inc. 5.320% 05/07/2007	5,000,000	4,995,567
General Electric Capital Corp. 5.060% 09/25/2007	4,990,000	4,886,898
General Electric Capital Corp. 5.240% 06/06/2007	1,400,000	1,392,664
General Mills, Inc.(a) 5.270% 06/15/2007	6,500,000	6,457,181
Govco, Inc. 5.190% 07/02/2007	2,978,000	2,951,382
Hanson Finance PLC(a) 5.280% 05/25/2007	4,000,000	3,985,920
Hanson Finance PLC(a) 5.280% 06/01/2007	280,000	278,727
Hanson Finance PLC(a) 5.290% 05/18/2007	5,300,000	5,286,761
Hanson Finance PLC(a) 5.320% 06/14/2007	3,300,000	3,278,543
International Lease Finance 5.070% 07/11/2007	4,470,000	4,425,305
ITT Corp.(a) 5.300% 05/07/2007	3,630,000	3,626,794
John Deere Capital Corp.(a) 5.220% 06/15/2007	3,875,000	3,849,716
Kellogg Co.(a) 5.260% 06/05/2007	4,000,000	3,979,544
Kellogg Co.(a) 5.280% 05/09/2007	2,775,000	2,771,744
Kellogg Co.(a) 5.290% 05/04/2007	6,000,000	5,997,355

	Principal Amount	Market Value
Kitty Hawk Funding Corp.(a) 5.240% 07/16/2007	$4,910,000	$4,855,685
Kraft Foods, Inc. 5.250% 05/02/2007	12,840,000	12,838,128
Lincoln National Corp.(a) 5.290% 05/03/2007	6,445,000	6,443,106
McCormick & Co., Inc.(a) 5.150% 08/17/2007	4,980,000	4,903,059
Motorola, Inc. 5.320% 05/17/2007	9,170,000	9,148,318
New Center Asset Trust 5.240% 06/04/2007	7,440,000	7,403,180
Pearson, Inc. 5.300% 05/21/2007	235,000	234,308
Public Service Co. of Colorado 5.300% 05/16/2007	5,400,000	5,388,075
Public Service Co. of Colorado 5.310% 05/29/2007	4,000,000	3,983,480
Reckitt Benckiser PLC(a) 5.250% 05/23/2007	1,700,000	1,694,546
Ryder System, Inc. 5.300% 05/08/2007	2,640,000	2,637,279
Ryder System, Inc. 5.310% 06/06/2007	4,940,000	4,913,769
Schering-Plough Corp. 5.280% 06/22/2007	5,000,000	4,961,866
Schering-Plough Corp. 5.330% 06/18/2007	2,700,000	2,680,812
South Carolina Electric & Gas 5.300% 05/04/2007	5,018,000	5,015,784
Starbucks Corp.(a) 5.280% 07/27/2007	5,000,000	4,936,200
Starbucks Corp.(a) 5.300% 05/16/2007	4,150,000	4,140,835
Starbucks Corp.(a) 5.300% 06/27/2007	4,700,000	4,660,559
Textron Financial Corp. 5.260% 05/11/2007	7,400,000	7,389,188
Textron Financial Corp. 5.260% 05/31/2007	5,475,000	5,451,001
Time Warner, Inc. 5.320% 06/26/2007	1,410,000	1,398,331
Time Warner, Inc. 5.330% 05/21/2007	5,000,000	4,985,195
Time Warner, Inc. 5.330% 06/26/2007	5,000,000	4,958,544
United Healthcare Corp.(a) 5.310% 05/08/2007	11,350,000	11,338,293
Volvo Treasury NA LLC(a) 5.260% 08/10/2007	4,310,000	4,246,396

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Volvo Treasury NA LLC(a) 5.270% 07/19/2007	$1,865,000	$1,843,432
Volvo Treasury NA LLC(a) 5.300% 06/25/2007	5,000,000	4,959,514
Walt Disney Co. 5.260% 06/08/2007	5,000,000	4,972,239
WellPoint, Inc.(a) 5.300% 05/15/2007	1,345,000	1,342,228
Whirlpool Corp.(a) 5.310% 05/15/2007	2,900,000	2,894,012
		351,320,150
Discount Notes — 0.2%
FFCB 4.900% 07/19/2007	1,125,000	1,112,903
TOTAL SHORT-TERM INVESTMENTS (Cost $352,520,253)		352,520,253
TOTAL INVESTMENTS — 108.0% (Cost $601,953,012)(f)		600,821,764
Other Assets/ (Liabilities) — (8.0%)		(44,286,281)
NET ASSETS — 100.0%		$556,535,483

Notes to Portfolio of Investments

FRN - Floating Rate Note

TBA - To be announced

VRN - Variable Rate Note

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to a value of $198,533,844 or 35.7% of net assets.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  A portion of this security is purchased on a forward commitment basis. (Note 2).

(d)  Amount represents shares owned of the fund.

(e)  Represents investments of security lending collateral. (Note 2).

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Portfolio of Investments

April 30, 2007 (Unaudited)

	Principal Amount	Market Value
BONDS & NOTES — 99.9%
U.S. TREASURY OBLIGATIONS — 99.9%
U.S. Treasury Bonds — 27.5%
U.S. Treasury Inflation Index 2.000% 01/15/2026	$14,536,202	$13,802,213
U.S. Treasury Inflation Index 2.375% 01/15/2025	27,951,063	28,108,461
U.S. Treasury Inflation Index 2.375% 01/15/2027	7,213,778	7,268,512
U.S. Treasury Inflation Index 3.375% 04/15/2032	4,739,826	5,765,466
U.S. Treasury Inflation Index 3.625% 04/15/2028	18,517,171	22,509,358
U.S. Treasury Inflation Index 3.875% 04/15/2029	23,014,288	29,170,467
		106,624,477
U.S. Treasury Notes — 72.4%
U.S. Treasury Inflation Index 0.875% 04/15/2010	29,400,476	28,474,820
U.S. Treasury Inflation Index 1.625% 01/15/2015	17,288,711	16,624,176
U.S. Treasury Inflation Index 1.875% 07/15/2013	24,742,713	24,464,357
U.S. Treasury Inflation Index 1.875% 07/15/2015	15,146,514	14,827,017
U.S. Treasury Inflation Index 2.000% 01/15/2014	21,092,337	20,917,667
U.S. Treasury Inflation Index 2.000% 07/15/2014	18,706,002	18,551,094
U.S. Treasury Inflation Index 2.000% 01/15/2016	22,168,220	21,849,552
U.S. Treasury Inflation Index 2.375% 04/15/2011	17,641,455	17,886,780
U.S. Treasury Inflation Index 2.375% 01/15/2017	9,211,440	9,356,807

	Principal Amount	Market Value
U.S. Treasury Inflation Index 2.500% 07/15/2016	$15,646,164	$16,066,655
U.S. Treasury Inflation Index 3.000% 07/15/2012	23,701,571	24,875,539
U.S. Treasury Inflation Index 3.375% 01/15/2012	5,752,167	6,106,734
U.S. Treasury Inflation Index 3.500% 01/15/2011	10,708,223	11,305,541
U.S. Treasury Inflation Index 3.625% 01/15/2008	19,577,373	19,827,353
U.S. Treasury Inflation Index 3.875% 01/15/2009	16,816,740	17,385,618
U.S. Treasury Inflation Index 4.250% 01/15/2010	11,361,561	12,066,333
		280,586,043
TOTAL BONDS & NOTES (Cost $393,927,558)		387,210,520
TOTAL INVESTMENTS — 99.9%(a)		387,210,520
Other Assets/(Liabilities) — 0.1%		358,516
NET ASSETS — 100.0%		$387,569,036

Notes to Portfolio of Investments

(a)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

April 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 0.0%
COMMON STOCK — 0.0%
Airlines — 0.0%
UAL Corp.(a)	1,839	$61,423
Electric — 0.0%
Dynegy, Inc. Cl. A(a)	239	2,249
TOTAL COMMON STOCK (Cost $0)		63,672
TOTAL EQUITIES (Cost $0)		63,672
	Principal Amount
BONDS & NOTES — 96.1%
ASSET BACKED SECURITIES — 1.0%
Electric — 0.2%
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 06/30/2012	$2,450,140	2,597,149
Home Equity ABS — 0.0%
Conseco Finance Securitizations Corp. Series 2001-C, Class AI4 6.190% 03/15/2030	47,361	47,375
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 FRN 6.700% 10/25/2028	47,158	47,062
		94,437
Manufactured Housing ABS — 0.0%
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230% 02/07/2015	14,410	14,396
Other ABS — 0.8%
Community Program Loan Trust Series 1987-A, Class A4 4.500% 10/01/2018	534,335	526,273

	Principal Amount	Market Value
Oak Hill Credit Partners, Series 1A, Class A2, FRN 5.390% 09/12/2013	$7,600,000	$7,609,500
Travelers Funding Ltd., Series 1A, Class A1(b) 6.300% 02/18/2014	4,276,813	4,284,939
		12,420,712
TOTAL ASSET BACKED SECURITIES (Cost $15,357,574)		15,126,694
CORPORATE DEBT — 30.4%
Advertising — 0.0%
Interpublic Group Co Inc. 5.400% 11/15/2009	822,000	811,725
Aerospace & Defense — 0.2%
Goodrich (B.F.) Co. 7.500% 04/15/2008	3,179,000	3,234,143
Airlines — 0.0%
United Air Lines, Inc., Series 91B(c) (d) 10.110% 02/19/2049	453,124	0
US Airways, Inc., Class B(c) 7.500% 04/15/2008	1,001,003	10
		10
Apparel — 0.1%
Kellwood Co. 7.625% 10/15/2017	507,000	470,045
Kellwood Co. 7.875% 07/15/2009	973,000	990,361
		1,460,406
Auto Manufacturers — 0.3%
DaimlerChrysler NA Holding 4.050% 06/04/2008	4,339,000	4,278,454
Banks — 0.8%
Bank of America Corp. 3.250% 08/15/2008	4,106,000	4,009,427
Bank of America Corp. 7.400% 01/15/2011	121,248	130,445
Bank One Corp. 6.000% 08/01/2008	2,218,000	2,234,176
Wachovia Corp. 5.300% 10/15/2011	3,778,000	3,806,943

	Principal Amount	Market Value
Wells Fargo & Co. 4.125% 03/10/2008	$2,467,000	$2,439,513
		12,620,504
Beverages — 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	1,269,000	1,236,423
Anheuser-Busch Cos., Inc. 6.500% 02/01/2043	1,828,000	1,919,872
Constellation Brands, Inc. 8.000% 02/15/2008	1,005,000	1,017,562
Foster's Finance Corp.(b) 6.875% 06/15/2011	872,000	919,827
Miller Brewing Co.(b) 4.250% 08/15/2008	1,576,000	1,554,524
		6,648,208
Building Materials — 0.3%
American Standard, Inc. 7.375% 02/01/2008	1,142,000	1,154,448
American Standard, Inc. 7.625% 02/15/2010	3,006,000	3,180,949
		4,335,397
Chemicals — 0.8%
Chevron Phillips Chemical Co. LLC 5.375% 06/15/2007	3,445,000	3,443,925
Cytec Industries, Inc. 5.500% 10/01/2010	1,918,000	1,924,485
Ecolab, Inc. 6.875% 02/01/2011	110,000	115,972
ICI Wilmington, Inc. 7.050% 09/15/2007	1,478,000	1,484,828
Lubrizol Corp. 4.625% 10/01/2009	2,531,000	2,495,713
Lubrizol Corp. 5.875% 12/01/2008	1,611,000	1,625,997
Sensient Technologies 6.500% 04/01/2009	2,133,000	2,143,204
		13,234,124
Commercial Paper — 0.3%
Dow Jones & Co., Inc. 3.875% 02/15/2008	4,225,000	4,164,418
Commercial Services — 0.7%
Chemed Corp. 8.750% 02/24/2011	2,581,000	2,693,919

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Donnelley (R.R.) & Sons Co. 4.950% 05/15/2010	$2,174,000	$2,145,079
Equifax, Inc. 4.950% 11/01/2007	1,590,000	1,584,611
ERAC USA Finance Co.(b) 6.700% 06/01/2034	1,620,000	1,633,702
ERAC USA Finance Co.(b) 6.750% 05/15/2007	3,326,000	3,327,227
ERAC USA Finance Co.(b) 7.950% 12/15/2009	37,000	39,354
		11,423,892
Computers — 0.2%
Electronic Data Systems Corp., Series B 6.500% 08/01/2013	1,646,000	1,679,328
IBM Canada Credit Services Corp.(b) 3.750% 11/30/2007	1,109,000	1,100,150
		2,779,478
Diversified Financial — 3.7%
American Honda Finance Corp.(b) 3.850% 11/06/2008	3,035,000	2,978,170
Boeing Capital Corp. 5.800% 01/15/2013	580,000	599,483
Caterpillar Financial Services Corp., Series F 3.625% 11/15/2007	5,038,000	4,990,890
CIT Group, Inc. 3.650% 11/23/2007	3,654,000	3,618,198
CIT Group, Inc. 3.875% 11/03/2008	1,183,000	1,157,554
Citigroup, Inc. 5.500% 02/15/2017	2,495,000	2,500,392
Citigroup, Inc. 7.250% 10/01/2010	136,904	146,028
Countrywide Home Loans, Inc. 3.250% 05/21/2008	4,641,000	4,536,842
Emerald Investment Grade CBO Ltd. FRN(b) 5.880% 05/24/2011	913,252	913,709
Franklin Resources, Inc. 3.700% 04/15/2008	3,543,000	3,483,347
General Electric Capital Corp. 5.375% 10/20/2016	2,407,000	2,413,224

	Principal Amount	Market Value
General Motors Acceptance Corp. 6.875% 09/15/2011	$216	$217
Glencore Funding LLC(b) 6.000% 04/15/2014	2,330,000	2,326,724
Goldman Sachs Group, Inc. 5.625% 01/15/2017	6,615,000	6,585,398
The Goldman Sachs Group, Inc. 6.125% 02/15/2033	1,439,000	1,458,880
Household Finance Corp. 4.125% 12/15/2008	3,529,000	3,470,090
Household Finance Corp. 6.375% 10/15/2011	669,000	697,639
Jefferies Group, Inc. 7.500% 08/15/2007	1,876,000	1,882,637
Lazard Group LLC 7.125% 05/15/2015	2,407,000	2,549,256
Morgan Stanley 5.450% 01/09/2017	1,526,000	1,508,625
National Rural Utilities Cooperative Finance Corp. 3.250% 10/01/2007	1,164,000	1,154,332
Residential Capital Corp. 6.125% 11/21/2008	3,444,000	3,441,675
SLM Corp. 5.000% 10/01/2013	2,129,000	1,926,534
SLM Corp. 5.625% 08/01/2033	1,311,000	1,089,170
Trains 10-2002 VRN(b) 6.962% 01/15/2012	1,949,248	2,060,706
		57,489,720
Electric — 3.5%
Allegheny Energy Supply Co. LLC(b) 8.250% 04/15/2012	1,516,000	1,644,860
Appalachian Power Co., Series G 3.600% 05/15/2008	2,231,000	2,192,241
Carolina Power & Light Co. 6.125% 09/15/2033	37,000	38,184
Centerpoint Energy, Inc., Series B 5.875% 06/01/2008	4,969,000	4,988,036
Consolidated Edison Co. of New York, Inc. 6.150% 07/01/2008	69,000	69,747
Consumers Energy Co. 4.400% 08/15/2009	1,279,000	1,254,484

	Principal Amount	Market Value
Entergy Gulf States, Inc.(e) 5.250% 08/01/2015	$5,801,000	$5,538,835
Ipalco Enterprises, Inc. 8.375% 11/14/2008	4,568,000	4,716,460
Kansas Gas & Electric Co. 5.647% 03/29/2021	1,736,000	1,695,256
Kiowa Power Partners LLC(b) 4.811% 12/30/2013	1,254,402	1,207,474
MidAmerican Energy Holdings Co. 3.500% 05/15/2008	5,317,000	5,221,959
Monongahela Power Co. 6.700% 06/15/2014	1,667,000	1,775,295
Nevada Power Co., Series L 5.875% 01/15/2015	2,193,000	2,209,643
Pennsylvania Electric Co. Class B 6.125% 04/01/2009	4,385,000	4,449,762
Progress Energy Inc. 7.100% 03/01/2011	79,216	84,609
PSEG Energy Holdings, Inc. 8.625% 02/15/2008	575,000	586,500
Tampa Electric Co. 5.375% 08/15/2007	3,179,000	3,178,231
Tenaska Oklahoma(b) 6.528% 12/30/2014	1,572,319	1,554,961
TransAlta Corp. 5.750% 12/15/2013	4,496,000	4,476,155
Tri-State Generation & Transmission Association, Series 2003, Class A(b) 6.040% 01/31/2018	1,795,504	1,803,703
Tri-State Generation & Transmission Association, Series 2003, Class B(b) 7.144% 07/31/2033	2,232,000	2,415,717
TXU Energy Co. 7.000% 03/15/2013	23,000	23,948
Wisconsin Electric Power 3.500% 12/01/2007	3,106,000	3,072,791
		54,198,851
Electrical Components & Equipment — 0.4%
Ametek, Inc. 7.200% 07/15/2008	5,774,000	5,857,867
Electronics — 0.2%
Thomas & Betts Corp. 6.625% 05/07/2008	2,151,000	2,163,028

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Thomas & Betts Corp., Series B 6.390% 02/10/2009	$1,051,000	$1,067,692
		3,230,720
Energy – Alternate Sources — 0.0%
MidAmerican Energy Holdings Co. 5.125% 01/15/2013	69,000	68,474
Environmental Controls — 0.5%
Allied Waste North America 6.500% 11/15/2010	6,395,000	6,450,956
Allied Waste North America, Inc., Series B 5.750% 02/15/2011	1,279,000	1,256,617
Republic Services, Inc. 6.750% 08/15/2011	78,000	82,062
		7,789,635
Foods — 0.4%
Conagra Foods Inc. 6.750% 09/15/2011	121,248	128,060
Fred Meyer, Inc. 7.450% 03/01/2008	1,041,000	1,058,283
Hershey Foods Corp.(e) 7.200% 08/15/2027	538,000	623,535
Sara Lee Corp. 3.875% 06/15/2013	749,000	684,674
Smithfield Foods, Inc. 7.000% 08/01/2011	3,810,000	3,886,200
		6,380,752
Forest Products & Paper — 0.5%
International Paper Co. 3.800% 04/01/2008	7,806,000	7,675,179
Gas — 0.5%
Australian Gas Light Co. Ltd(b) 6.400% 04/15/2008	3,170,000	3,189,939
KeySpan Gas East Corp., Series A 6.900% 01/15/2008	617,000	623,034
OAO Gazprom(b) 9.625% 03/01/2013	1,520,000	1,811,840
Piedmont Natural Gas Co., Series E 6.000% 12/19/2033	1,573,000	1,586,750
Southwest Gas Corp. 8.375% 02/15/2011	1,133,000	1,237,991
		8,449,554

	Principal Amount	Market Value
Health Care – Products — 0.0%
Boston Scientific Corp. 5.450% 06/15/2014	$91,000	$87,227
Holding Company – Diversified — 0.2%
Leucadia National Corp. 7.000% 08/15/2013	1,411,000	1,414,527
Leucadia National Corp. 7.750% 08/15/2013	1,848,000	1,917,300
		3,331,827
Home Builders — 0.1%
D.R. Horton, Inc. 4.875% 01/15/2010	534,000	521,290
Lennar Corp., Series B 6.500% 04/15/2016	914,000	906,032
		1,427,322
Housewares — 0.2%
Newell Rubbermaid, Inc. 4.000% 05/01/2010	1,684,000	1,633,121
Toro Co. 7.800% 06/15/2027	773,000	819,243
		2,452,364
Internet — 0.1%
The Thomson Corp. 6.200% 01/05/2012	1,959,000	2,033,738
Investment Companies — 0.1%
Xstrata Finance Canada(b) 5.800% 11/15/2016	1,023,000	1,028,924
Iron & Steel — 0.1%
Reliance Steel & Aluminum Co. 6.200% 11/15/2016	1,347,000	1,361,440
Lodging — 1.3%
Harrah's Operating Co., Inc. 5.500% 07/01/2010	1,590,000	1,562,175
Hilton Hotels Corp. 7.200% 12/15/2009	269,000	279,424
Hilton Hotels Corp. 7.625% 05/15/2008	1,733,000	1,765,494
Marriot International(e) 6.200% 06/15/2016	4,038,000	4,147,926
MGM Mirage 6.000% 10/01/2009	4,111,000	4,116,139
MGM Mirage 6.750% 09/01/2012	3,197,000	3,200,996
Park Place Entertainment Corp. 7.000% 04/15/2013	1,478,000	1,572,222

	Principal Amount	Market Value
Park Place Entertainment Corp. 7.500% 09/01/2009	$1,608,000	$1,670,310
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	1,909,000	2,047,416
		20,362,102
Machinery – Diversified — 0.4%
Briggs & Stratton Corp. 7.250% 09/15/2007	639,000	642,994
Briggs & Stratton Corp. 8.875% 03/15/2011	2,713,000	2,918,447
Idex Corp. 6.875% 02/15/2008	3,408,000	3,440,342
		7,001,783
Manufacturing — 0.7%
Bombardier Capital, Inc.(b) 6.750% 05/01/2012	1,156,000	1,161,780
Carlisle Companies, Inc. 6.700% 05/15/2008	3,326,000	3,340,508
Cooper Industries Ltd. 5.250% 07/01/2007	3,696,000	3,691,960
Dover Corp. 6.250% 06/01/2008	1,478,000	1,486,680
Tyco International Group SA 6.375% 10/15/2011	1,014,000	1,071,460
		10,752,388
Media — 4.2%
Belo Corp. 6.750% 05/30/2013	3,928,000	4,134,141
Belo Corp. 8.000% 11/01/2008	2,526,000	2,614,051
Clear Channel Communications, Inc. 4.250% 05/15/2009	1,877,000	1,821,598
Clear Channel Communications, Inc. 4.625% 01/15/2008	4,568,000	4,520,621
Comcast Cable Communications, Inc. 6.200% 11/15/2008	4,728,000	4,796,778
Comcast Cable Communications, Inc. 8.375% 05/01/2007	1,848,000	1,848,000
Comcast Cable Communications, Inc. 8.375% 03/15/2013	121,000	138,752
Comcast Corp. 5.500% 03/15/2011	1,142,000	1,156,733

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Cox Communications, Inc. 4.625% 01/15/2010	$10,282,000	$10,140,232
Cox Communications, Inc. 6.750% 03/15/2011	196,000	206,275
Cox Enterprises, Inc.(b) 4.375% 05/01/2008	4,408,000	4,358,749
Echostar DBS Corp. 7.125% 02/01/2016	2,284,000	2,378,215
Knight-Ridder, Inc. 7.125% 06/01/2011	690,000	717,918
News America Holdings, Inc. 6.750% 01/09/2038	1,478,000	1,590,901
News America Holdings, Inc. 8.875% 04/26/2023	1,976,000	2,445,500
Rogers Cable Inc. 7.875% 05/01/2012	2,398,000	2,628,807
Rogers Cable, Inc. 5.500% 03/15/2014	822,000	813,780
Scholastic Corp. 5.000% 04/15/2013	1,749,000	1,543,655
Shaw Communications, Inc. 8.250% 04/11/2010	4,856,000	5,177,710
Tele-Communications-TCI Group 9.800% 02/01/2012	155,000	183,786
Time Warner Inc. 5.875% 11/15/2016	3,033,000	3,053,815
Time Warner, Inc. 6.150% 05/01/2007	3,558,000	3,558,000
USA Interactive 7.000% 01/15/2013	1,201,000	1,265,800
Viacom, Inc. 6.250% 04/30/2016	1,188,000	1,205,106
Viacom, Inc. 6.625% 05/15/2011	3,558,000	3,715,299
		66,014,222
Metal Fabricate & Hardware — 0.2%
Timken Co. 5.750% 02/15/2010	2,969,000	2,954,992
Mining — 0.8%
Alcan Aluminum Ltd. 6.250% 11/01/2008	1,848,000	1,871,390
Barrick Gold Corp. 7.500% 05/01/2007	2,957,000	2,957,000
Codelco, Inc.(b) 6.150% 10/24/2036	1,503,000	1,558,617
Vale Overseas Ltd. 6.250% 01/23/2017	1,626,000	1,667,469

	Principal Amount	Market Value
Vale Overseas Ltd. 6.875% 11/21/2036	$1,494,000	$1,584,683
Vulcan Materials Co. 6.000% 04/01/2009	2,957,000	3,007,059
		12,646,218
Office Furnishings — 0.1%
Miller (Herman), Inc. 7.125% 03/15/2011	2,259,000	2,354,601
Oil & Gas — 0.8%
Enterprise Products Operating LP 7.500% 02/01/2011	735,000	789,038
Enterprise Products Operating LP, Series B 4.000% 10/15/2007	1,594,000	1,583,771
Mobil Corp.(e) 8.625% 08/15/2021	3,326,000	4,391,145
Newfield Exploration Co 7.625% 03/01/2011	987,000	1,044,986
Northern Natural Gas Co.(b) 7.000% 06/01/2011	709,000	756,223
The Premcor Refining Group, Inc. 6.750% 05/01/2014	1,105,000	1,151,517
XTO Energy, Inc. 4.900% 02/01/2014	3,746,000	3,622,914
		13,339,594
Oil & Gas Services — 0.2%
Colonial Pipeline Co.(b) 7.630% 04/15/2032	1,656,000	2,057,027
Hornbeck Offshore Services, Inc., Series B 6.125% 12/01/2014	1,009,000	971,162
		3,028,189
Packaging & Containers — 0.5%
Bemis Co., Inc. 6.500% 08/15/2008	831,000	838,642
Owens Brockway Glass Container, Inc. 7.750% 05/15/2011	4,591,000	4,751,685
Packaging Corp. of America 5.750% 08/01/2013	1,425,000	1,412,152
Sealed Air Corp.(b) 6.875% 07/15/2033	717,000	718,200
		7,720,679
Pipelines — 1.6%
Alliance Pipeline LP(b) 6.996% 12/31/2019	1,290,526	1,389,703

	Principal Amount	Market Value
Boardwalk Pipelines LLC 5.500% 02/01/2017	$914,000	$896,377
Consolidated Natural Gas Co., Series C 6.250% 11/01/2011	3,500,000	3,639,069
Duke Energy Field Services Corp.(e) 7.875% 08/16/2010	3,696,000	3,983,057
Gulf South Pipeline Co. LP(b) 5.050% 02/01/2015	868,000	840,080
Kern River Funding Corp.(b) 4.893% 04/30/2018	3,135,631	3,015,286
Kinder Morgan Energy Partners LP 5.350% 08/15/2007	3,282,000	3,279,581
Kinder Morgan Energy Partners LP 6.000% 02/01/2017	685,000	696,034
Kinder Morgan Energy Partners LP 6.300% 02/01/2009	822,000	835,695
Kinder Morgan Energy Partners LP 6.500% 02/01/2037	571,000	576,954
Kinder Morgan Energy Partners LP 7.125% 03/15/2012	59,000	63,482
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 6.250% 09/15/2015	585,000	585,699
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	1,891,000	1,969,325
Plains All American Pipeline Co. 4.750% 08/15/2009	475,000	469,149
Plains All American Pipeline Co. 5.625% 12/15/2013	2,197,000	2,199,678
Southern Natural Gas Co.(b) 5.900% 04/01/2017	1,345,000	1,352,935
		25,792,104
Real Estate — 0.1%
First Industrial LP 7.600% 05/15/2007	2,259,000	2,260,588

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Real Estate Investment Trusts (REITS) — 1.6%
Archstone-Smith Operating Trust REIT 5.000% 08/15/2007	$4,568,000	$4,563,373
Brandywine Operating Partnership LP 5.625% 12/15/2010	1,686,000	1,708,817
BRE Properties, Inc. 7.450% 01/15/2011	1,848,000	1,986,147
iStar Financial, Inc. REIT 7.000% 03/15/2008	2,046,000	2,068,164
iStar Financial, Inc. REIT, Series B 4.875% 01/15/2009	703,000	697,811
iStar Financial, Inc. REIT, Series B 5.700% 03/01/2014	1,347,000	1,342,230
Kimco Realty Corp., Series B 7.860% 11/01/2007	2,923,000	2,952,499
Prologis REIT 5.250% 11/15/2010	3,508,000	3,526,992
Senior Housing Properties Trust REIT 8.625% 01/15/2012	457,000	499,272
United Dominion Realty Trust, Inc. REIT 4.500% 03/03/2008	1,754,000	1,753,020
Weingarten Realty Investors REIT, Series A 7.500% 12/19/2010	3,650,000	3,981,091
		25,079,416
Retail — 0.2%
J.C. Penney Co., Inc. 7.950% 04/01/2017	649,000	745,089
The May Department Stores Co. 3.950% 07/15/2007	1,571,000	1,565,197
Sears Roebuck Acceptance Corp. 6.750% 08/15/2011	167,216	171,607
		2,481,893
Savings & Loans — 0.3%
Washington Mutual Bank 5.650% 08/15/2014	4,038,000	4,033,413
Software — 0.1%
Certegy, Inc. 4.750% 09/15/2008	1,035,000	1,016,115

	Principal Amount	Market Value
Telecommunications — 1.6%
Anixter, Inc. 5.950% 03/01/2015	$2,800,000	$2,632,000
AT&T Corp. 6.000% 03/15/2009	15,000	15,207
Embarq Corp. 7.082% 06/01/2016	1,046,000	1,080,663
Qwest Corp. 8.875% 03/15/2012	1,596,000	1,763,580
Rogers Wireless Communications, Inc.(f) 6.375% 03/01/2014	1,553,000	1,603,472
Rogers Wireless Communications, Inc. FRN 8.480% 12/15/2010	932,000	950,640
SBC Communications, Inc. 6.125% 02/15/2008	1,462,000	1,469,889
Sprint Capital Corp. 6.125% 11/15/2008	6,669,000	6,742,099
Sprint Capital Corp. 6.900% 05/01/2019	1,373,000	1,414,793
Sprint Nextel Corp. 6.000% 12/01/2016	3,490,000	3,425,156
Telecom Italia Capital SA 6.000% 09/30/2034	1,663,000	1,550,300
Verizon Global Funding Corp. 4.375% 06/01/2013	840,000	798,784
Verizon Global Funding Corp. 7.750% 12/01/2030	987,000	1,155,500
Verizon Virginia, Inc., Series A 4.625% 03/15/2013	46,000	43,803
		24,645,886
Textiles — 0.1%
Mohawk Industries, Inc., Series D 7.200% 04/15/2012	1,306,000	1,383,644
Transportation — 0.7%
Burlington Northern Santa Fe Corp. 6.750% 03/15/2029	2,658,000	2,824,877
CNF, Inc. 8.875% 05/01/2010	1,848,000	2,011,134
CSX Corp. 6.250% 10/15/2008	2,853,000	2,890,237
CSX Corp. 7.250% 05/01/2027	733,000	815,117

	Principal Amount	Market Value
Norfolk Southern Corp. 6.000% 04/30/2008	$2,129,000	$2,140,741
Norfolk Southern Corp. 7.250% 02/15/2031	110,000	123,395
Norfolk Southern Corp. 7.350% 05/15/2007	388,000	388,209
		11,193,710
Trucking & Leasing — 0.3%
TTX Co.(b) 4.500% 12/15/2010	4,805,000	4,618,528
TOTAL CORPORATE DEBT (Cost $476,602,998)		476,534,418
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.6%
Financial Services
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	5,611,439	5,385,423
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN(b) 6.350% 09/20/2010	2,284,000	2,315,405
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100% 08/13/2029	29,237	29,301
Bank of America Large Loan, Series 2001-FMA, Class A2(b) 6.490% 12/13/2016	1,404,000	1,465,864
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.539% 08/25/2034	2,074,610	2,045,383
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA FRN 4.002% 07/25/2034	4,792,899	4,690,597
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 02/01/2044	5,025,000	5,022,828

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 01/12/2045	$3,125,000	$3,139,315
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/2049	6,325,000	6,334,922
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 5.615% 09/25/2033	1,015,793	1,027,741
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 6.141% 02/25/2034	720,780	728,715
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500% 02/25/2033	325,155	324,009
FedEx Corp., Series 1997-1, Class A 7.500% 01/15/2018	75,089	83,703
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	177,454	176,809
Galena CDO Cayman Islands, Ltd., Series 2005-1, Class B1U7 FRN(b) 6.226% 01/11/2013	3,050,000	3,050,000
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 4.565% 08/25/2034	1,599,421	1,615,349
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 4.540% 08/25/2034	2,692,493	2,726,638
JP Morgan Commercial Mortgage Finance Corp., Series 1999-C7, Class A2 6.507% 10/15/2035	280,526	283,193

	Principal Amount	Market Value
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3 5.398% 02/15/2040	$15,165,000	$15,269,484
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A, VRN 6.490% 07/25/2033	214,457	215,202
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A, VRN 6.000% 02/25/2034	321,468	323,296
Morgan Stanley Capital I, Series 2007-HQ11, Class A31 VRN 5.439% 02/20/2044	14,206,000	14,294,331
Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A1(b) 6.148% 02/03/2016	1,427,120	1,455,440
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 7.434% 02/25/2034	44,072	44,509
Newport Waves CDO, Series 2007-1A, Class A3LS FRN(b) 5.937% 06/20/2014	5,000,000	4,994,200
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class A7, FRN(b) 7.350% 09/20/2010	1,750,000	1,759,100
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class B2, FRN(b) 7.950% 09/20/2010	1,350,000	1,340,955
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B(b) 6.920% 02/03/2014	2,218,000	2,281,630
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 7.260% 03/25/2034	940,958	948,442

	Principal Amount	Market Value
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 6.600% 06/25/2032	$754,094	$751,323
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	5,002,757	4,908,956
Terwin Mortgage Trust, Series 2006-10SL, Class A2 FRN 5.000% 10/31/2036	10,323,000	10,210,097
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750% 05/15/2022	1,206,326	1,275,036
Washington Mutual MSC Mortgage Pass- Through Certificates, Series 2004-RA1, Class 2A 7.000% 03/25/2034	2,545,660	2,575,115
Washington Mutual MSC Mortgage Pass- Through Certificates, Series 2004-RA4, Class 2A 6.500% 08/25/2034	1,165,698	1,181,335
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN 4.261% 01/25/2035	8,158,940	8,008,318
Washington Mutual, Inc., Series 2004-AR2, Class A, FRN 6.414% 04/25/2044	2,194,874	2,200,266
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1, FRN 4.221% 09/25/2034	5,735,316	5,650,072
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN 4.574% 12/25/2034	7,195,690	7,097,773
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2, FRN 4.109% 06/25/2035	7,185,122	7,110,759
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $134,895,364)		134,340,834

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
SOVEREIGN DEBT OBLIGATIONS — 0.8%
Regional (State & Province) — 0.4%
Province of Ontario 4.750% 01/19/2016	$6,760,000	$6,641,342
Sovereign — 0.4%
United Mexican States 5.625% 01/15/2017	5,239,000	5,320,205
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $11,737,068)		11,961,547
U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.3%
Other Agencies — 0.1%
Pass-Through Securities
New Valley Generation IV, TVA 4.687% 01/15/2022	1,814,751	1,765,313
U.S. Government Agencies — 42.2%
Pass-Through Securities
FHLMC 4.000% 12/15/2009	32,239,000	31,631,737
FHLMC 4.500% 10/01/2018	226,181	219,669
FHLMC 5.000% 10/01/2035	23,885,004	23,105,942
FHLMC 5.500% 12/01/2020- 06/01/2033	50,951,120	50,986,160
FHLMC 6.000% 06/01/2016- 02/01/2018	890,478	907,349
FHLMC 6.500% 05/01/2016- 07/01/2017	1,424,354	1,458,383
FHLMC 7.000% 07/01/2029- 10/01/2031	1,109,159	1,164,570
FHLMC 7.500% 06/01/2015- 01/01/2031	710,059	740,116
FHLMC 8.000% 03/01/2015- 08/01/2015	775,665	819,178
FHLMC 8.250% 05/01/2017	87,198	92,082
FHLMC 8.500% 11/01/2025	91,514	99,133

	Principal Amount	Market Value
FHLMC 9.000% 03/01/2017	$8,354	$8,743
FHLMC Series 1337, Class D 6.000% 08/15/2007	5,079	5,079
FHLMC, Series 2178, Class PB 7.000% 08/15/2029	1,917,838	1,968,064
FNMA 3.875% 02/15/2010	31,974,000	31,221,629
FNMA 4.500% 09/01/2018- 04/01/2021	13,137,113	12,720,553
FNMA 5.000% 03/01/2018- 09/01/2035	37,930,948	36,683,851
FNMA 5.500% 11/01/2016- 03/01/2037	143,222,916	142,096,818
FNMA 6.000% 05/01/2011	26,270	26,702
FNMA 6.420% 11/01/2008	593,614	596,721
FNMA 6.500% 05/01/2017	675,483	691,842
FNMA 7.000% 12/01/2029- 07/01/2032	269,603	282,835
FNMA 7.500% 09/01/2029- 10/01/2031	296,350	308,286
FNMA 8.000% 07/01/2020- 09/01/2031	827,505	867,831
FNMA 8.500% 08/01/2026	207,244	223,264
FNMA Series 1989-20, Class A 6.750% 04/25/2018	1,392,184	1,434,372
FNMA TBA(g) 4.500% 05/01/2037	91,812,000	86,296,109
FNMA TBA(g) 5.000% 05/01/2037	22,976,000	22,198,766
FNMA TBA(g) 5.500% 05/01/2037	47,190,000	46,662,798
FNMA TBA(g) 6.500% 05/01/2037	78,875,000	80,520,285
GNMA 6.000% 06/15/2011	23,687	24,203
GNMA 6.500% 05/15/2036- 01/15/2037	37,031,997	38,046,037

	Principal Amount	Market Value
GNMA 7.000% 08/15/2023- 08/15/2032	$1,635,186	$1,706,447
GNMA 7.250% 07/20/2021- 07/20/2022	797,257	834,866
GNMA 7.500% 06/15/2011- 09/15/2023	492,308	514,512
GNMA 8.000% 07/15/2007- 11/15/2030	292,025	303,817
GNMA 8.500% 08/15/2030	4,813	5,205
GNMA 9.000% 04/15/2009- 10/15/2009	2,842	2,917
GNMA TBA(g) 5.500% 05/01/2037	28,400,000	28,242,468
GNMA TBA(g) 6.500% 05/01/2037	16,000,000	16,428,750
Total U.S. Government Agencies		662,148,089
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $664,688,119)		663,913,402
U.S. TREASURY OBLIGATIONS — 13.0%
U.S. Government Agencies
U.S. Treasury Bond(e) (f) 6.125% 11/15/2027	11,828,000	13,716,784
U.S. Treasury Bond(e) (f) (h) 6.125% 08/15/2029	76,913,000	89,831,984
U.S. Treasury Bond(f) 6.875% 08/15/2025	4,495,000	5,567,479
U.S. Treasury Bond(e) 7.125% 02/15/2023	3,216,000	4,008,442
U.S. Treasury Bond(e) (f) 8.875% 08/15/2017	16,116,000	21,582,850
U.S. Treasury Inflation Index 2.500% 07/15/2016	15,568,588	15,986,994
U.S. Treasury Note 3.875% 05/15/2010	2,480,000	2,435,631
U.S. Treasury Note(e) (f) 4.875% 08/15/2016	50,473,000	51,411,485
TOTAL U.S. TREASURY OBLIGATIONS (Cost $201,335,074)		204,541,649
TOTAL BONDS & NOTES (Cost $1,504,616,197)		1,506,418,544

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
OPTIONS — 0.0%
Bank of America Put Option, Expires 6/08/2007, Strike 5.2625	$393,000,000	$205,327
Bear Stearns Co., Inc. Floor, Expires 10/01/2014	23,800,000	280,554
TOTAL OPTIONS (Cost $436,820)		485,881
TOTAL LONG TERM INVESTMENTS (Cost $1,505,053,017)		1,506,968,097
SHORT-TERM INVESTMENTS — 32.4%
Cash Equivalents — 11.3%(j)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	2,181,897	2,181,897
American Beacon Money Market Fund(i)	7,123,765	7,123,765
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	5,454,751	5,454,751
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	2,727,376	2,727,376
Bank of America 5.270% 05/07/2007	2,727,376	2,727,376
Bank of America 5.270% 05/08/2007	2,727,376	2,727,376
Bank of America 5.270% 06/18/2007	1,363,688	1,363,688
Bank of America 5.270% 06/19/2007	1,363,688	1,363,688
Bank of America 5.310% 05/17/2007	818,213	818,213
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	2,454,638	2,454,638
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	818,213	818,213
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	2,181,901	2,181,901
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	1,636,425	1,636,425
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	1,090,950	1,090,950

	Principal Amount	Market Value
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	$2,727,376	$2,727,376
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	545,475	545,475
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	545,475	545,475
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	545,475	545,475
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	2,181,901	2,181,901
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	2,454,638	2,454,638
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	1,909,163	1,909,163
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	2,727,376	2,727,376
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	1,090,950	1,090,950
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	818,213	818,213
BGI Institutional Money Market Fund(i)	1,909,163	1,909,163
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	1,909,163	1,909,163
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	1,363,688	1,363,688
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	5,018,371	5,018,371
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	1,363,688	1,363,688
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	5,431,660	5,431,660
Den Danske Bank Commercial Paper 5.282% 05/23/2007	2,704,263	2,704,263

	Principal Amount	Market Value
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	$2,727,376	$2,727,376
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	1,363,688	1,363,688
Dreyfus Cash Management Plus Money Market Fund(i)	1,636,425	1,636,425
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	2,727,376	2,727,376
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	1,636,425	1,636,425
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	1,636,425	1,636,425
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	3,000,113	3,000,113
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	2,727,376	2,727,376
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	1,363,688	1,363,688
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	2,727,376	2,727,376
Freddie Mac Agency Discount Note 5.184% 06/25/2007	536,964	536,964
Goldman Sachs Financial Square Prime Obligations Money Market Fund(i)	316,718	316,718
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	2,181,901	2,181,901
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	3,272,851	3,272,851
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	2,727,376	2,727,376
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	5,291,109	5,291,109

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	$4,091,063	$4,091,063
Morgan Stanley & Co. 5.320% 08/01/2007	2,454,638	2,454,638
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	1,363,688	1,363,688
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	1,636,425	1,636,425
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	3,545,588	3,545,588
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	4,091,063	4,091,063
Reserve Primary Money Market Fund(i)	5,182,014	5,182,014
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	4,363,801	4,363,801
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	818,213	818,213
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	1,090,950	1,090,950
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	2,181,901	2,181,901
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	3,272,851	3,272,851
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	1,909,163	1,909,163
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	2,181,901	2,181,901
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	1,363,688	1,363,688
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	1,636,425	1,636,425
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	1,363,688	1,363,688
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	1,636,425	1,636,425

	Principal Amount	Market Value
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	$2,181,901	$2,181,901
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	128,517	128,517
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	3,545,588	3,545,588
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	272,738	272,738
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	5,454,751	5,454,751
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	5,454,751	5,454,751
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	2,727,376	2,727,376
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	1,636,425	1,636,425
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	2,727,376	2,727,376
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	2,727,376	2,727,376
		176,829,766
Commercial Paper — 21.1%
Alcoa, Inc. 5.260% 07/30/2007	10,862,000	10,719,165
Amsterdam Funding Corp.(b) 5.250% 06/01/2007	3,894,000	3,876,396
Autoliv ASP, Inc.,(b) 5.320% 05/23/2007	16,000,000	15,947,982
BASF AG(b) 5.240% 06/21/2007	14,764,000	14,654,402
Beethoven Funding Corp.(b) 5.260% 06/12/2007	14,097,000	14,010,491
Burlington Northern Santa Fe Corp.(b) 5.290% 05/01/2007	11,862,000	11,862,000
CIT Group, Inc. 5.260% 06/19/2007	11,082,000	11,002,659
DaimlerChrysler North America Holding Corp. 5.330% 05/03/2007	7,500,000	7,497,779

	Principal Amount	Market Value
Danske Corp. 5.240% 05/14/2007	$11,965,000	$11,942,360
Devon Energy Corp.(b) 5.300% 05/15/2007	10,360,000	10,338,647
Dominion Resources, Inc.,(b) 5.320% 05/30/2007	12,903,000	12,847,704
Dow Jones & Co., Inc.(b) 5.320% 05/29/2007	10,000,000	9,958,622
Duke Energy Corp. 5.320% 05/25/2007	10,000,000	9,964,533
Elsevier Finance SA(b) 5.300% 05/29/2007	3,220,000	3,206,726
Fortune Brands, Inc. 5.300% 06/07/2007	7,000,000	6,961,870
Fortune Brands, Inc. 5.310% 05/24/2007	10,000,000	9,966,075
Gannett Co., Inc. 5.310% 05/17/2007	7,000,000	6,983,480
Gannett Co., Inc. 5.320% 05/11/2007	10,000,000	9,985,222
Hanson Finance PLC(b) 5.300% 05/08/2007	11,181,000	11,169,477
John Deere Capital Corp. 5.240% 05/16/2007	10,000,000	9,978,167
Kellogg Co.(b) 5.290% 05/04/2007	9,798,000	9,793,681
Kellogg Co. 5.300% 05/15/2007	5,382,000	5,370,907
Motorola, Inc. 5.320% 05/18/2007	11,317,000	11,288,569
Public Service Co. of Colorado 5.300% 05/29/2007	6,608,000	6,580,760
Public Service Co. of Colorado 5.310% 05/10/2007	8,140,000	8,129,194
Reed Elsevier(b) 5.310% 05/17/2007	2,430,000	2,424,265
Ryder System, Inc. 5.310% 06/06/2007	4,110,000	4,088,176
South Carolina Electric & Gas 5.280% 06/04/2007	8,300,000	8,258,611
Starbucks Corp.(b) 5.290% 06/25/2007	7,700,000	7,637,769
Textron Financial Corp. 5.280% 05/22/2007	10,000,000	9,969,200
Time Warner Cable, Inc.,(b) 5.320% 06/05/2007	4,715,000	4,690,613
Time Warner, Inc.(b) 5.330% 05/09/2007	6,687,000	6,679,080

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
United Healthcare Corp.(b) 5.270% 05/07/2007	$11,698,000	$11,687,725
Volvo Treasury NA LLC(b) 5.280% 06/08/2007	12,162,000	12,094,217
Walt Disney Co. 5.250% 05/21/2007	6,000,000	5,982,500
Walt Disney Co. 5.270% 05/02/2007	10,437,000	10,435,472
WellPoint, Inc.(b) 5.330% 05/02/2007	3,161,000	3,160,532
		331,145,028
TOTAL SHORT-TERM INVESTMENTS (Cost $507,974,794)		507,974,794
TOTAL INVESTMENTS — 128.5% (Cost $2,013,027,811)(k)		2,014,942,891
Other Assets/ (Liabilities) — (28.5%)		(446,662,154)
NET ASSETS — 100.0%		$1,568,280,737

Notes to Portfolio of Investments

FRN - Floating Rate Note

TBA - To be announced

VRN - Variable Rate Note

(a)  Non-income producing security.

(b)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to a value of $242,326,501 or 15.5% of net assets.

(c)  Security is currently in default.

(d)  This security is valued in good faith under procedures established by the Board of Trustees.

(e)  All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

(f)  Denotes all or a portion of security on loan. (Note 2).

(g)  A portion of this security is purchased on a forward commitment basis. (Note 2).

(h)  This security is held as collateral for open futures contracts. (Note 2).

(i)  Amount represents shares owned of the fund.

(j)  Represents investments of security lending collateral. (Note 2).

(k)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

April 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 0.0%
COMMON STOCK — 0.0%
Financial Services — 0.0%
Contifinancial Corp. Liquidating Trust	114,845	$1,709
Telecommunications — 0.0%
Manitoba Telecom Services, Inc.	1,909	82,221
TOTAL COMMON STOCK (Cost $138,242)		83,930
TOTAL EQUITIES (Cost $138,242)		83,930
	Principal Amount
BONDS & NOTES — 97.5%
ASSET BACKED SECURITIES — 0.3%
Electric — 0.1%
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 06/30/2012	$605,006	641,306
Financial Services — 0.2%
Travelers Funding Ltd., Series 1A, Class A1(a) 6.300% 02/18/2014	964,110	965,941
Home Equity ABS — 0.0%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 FRN 6.700% 10/25/2028	1,912	1,908
Manufactured Housing ABS — 0.0%
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230% 02/07/2015	935	935
TOTAL ASSET BACKED SECURITIES (Cost $1,632,796)		1,610,090
CORPORATE DEBT — 32.7%
Advertising — 0.3%
RH Donnelley Corp. 8.875% 01/15/2016	450,000	488,250
Vertis, Inc., Series B(b) 10.875% 06/15/2009	710,000	703,787
		1,192,037

	Principal Amount	Market Value
Aerospace & Defense — 0.2%
Goodrich (B.F.) Co. 7.500% 04/15/2008	$100,000	$101,735
L-3 Communications Corp. 6.375% 10/15/2015	275,000	273,625
Transdigm, Inc.(a) 7.750% 07/15/2014	325,000	337,187
		712,547
Apparel — 0.1%
Kellwood Co. 7.625% 10/15/2017	65,000	60,262
Kellwood Co. 7.875% 07/15/2009	200,000	203,569
		263,831
Auto Manufacturers — 0.2%
DaimlerChrysler NA Holding 4.050% 06/04/2008	100,000	98,605
General Motors Corp.(b) 8.250% 07/15/2023	675,000	610,875
		709,480
Automotive & Parts — 0.9%
Affinia Group, Inc. 9.000% 11/30/2014	640,000	659,200
American Tire Distributor FRN(a) 11.599% 04/01/2012	400,000	408,000
The Goodyear Tire & Rubber Co.(b) 9.000% 07/01/2015	475,000	523,687
Johnson Controls, Inc. 6.300% 02/01/2008	575,000	576,217
Stanadyne Corp. 10.000% 08/15/2014	450,000	481,500
Tenneco Automotive, Inc.(b) 8.625% 11/15/2014	650,000	690,625
Titan International, Inc.(a) 8.000% 01/15/2012	150,000	155,250
United Components, Inc. 9.375% 06/15/2013	665,000	691,600
		4,186,079
Banks — 0.5%
Bank of America Corp. 4.250% 10/01/2010	225,000	219,971
Wachovia Corp. 5.300% 10/15/2011	1,245,000	1,254,538

	Principal Amount	Market Value
Wells Fargo & Co. 4.125% 03/10/2008	$750,000	$741,643
Wells Fargo & Co. 4.875% 01/12/2011	235,000	233,912
		2,450,064
Beverages — 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	65,000	63,331
Anheuser-Busch Cos., Inc. 6.500% 02/01/2043	450,000	472,616
Foster's Finance Corp.(a) 6.875% 06/15/2011	430,000	453,585
Miller Brewing Co.(a) 4.250% 08/15/2008	275,000	271,253
Molson Coors Capital Finance ULC 4.850% 09/22/2010	500,000	493,416
		1,754,201
Building Materials — 0.4%
American Standard, Inc. 7.375% 02/01/2008	852,000	861,287
American Standard, Inc. 7.625% 02/15/2010	100,000	105,820
Interline Brands, Inc. 8.125% 06/15/2014	325,000	338,000
York International Corp. 6.700% 06/01/2008	365,000	368,078
		1,673,185
Chemicals — 0.8%
Chevron Phillips Chemical Co. LLC 5.375% 06/15/2007	1,550,000	1,549,516
Cytec Industries, Inc. 5.500% 10/01/2010	415,000	416,403
Ecolab, Inc. 6.875% 02/01/2011	135,000	142,329
Lubrizol Corp. 5.875% 12/01/2008	315,000	317,932
PQ Corp. 7.500% 02/15/2013	450,000	473,625
Praxair, Inc. 6.500% 03/01/2008	550,000	555,175
		3,454,980
Coal — 0.0%
Massey Energy Co. 6.875% 12/15/2013	225,000	217,125

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Commercial Services — 1.3%
Aramark Corp.(a) 8.500% 02/01/2015	$225,000	$235,406
Aramark Corp. FRN(a) 8.860% 02/01/2015	225,000	231,187
Cenveo Corp. 7.875% 12/01/2013	700,000	701,750
Chemed Corp. 8.750% 02/24/2011	525,000	547,969
Donnelley (R.R.) & Sons Co. 4.950% 05/15/2010	650,000	641,353
Equifax, Inc. 4.950% 11/01/2007	625,000	622,882
ERAC USA Finance Co.(a) 6.700% 06/01/2034	250,000	252,114
ERAC USA Finance Co.(a) 7.950% 12/15/2009	455,000	483,943
Iron Mountain, Inc. 8.750% 07/15/2018	285,000	309,225
Rental Service Corp.(a) 9.500% 12/01/2014	450,000	478,125
Service Corp. International 7.000% 06/15/2017	350,000	348,250
United Rentals North America, Inc. 7.750% 11/15/2013	400,000	416,000
Valassis Communications, Inc.,(a) 8.250% 03/01/2015	330,000	324,225
Williams Scotsman, Inc. 8.500% 10/01/2015	350,000	371,000
		5,963,429
Computers — 0.1%
Electronic Data Systems Corp., Series B 6.500% 08/01/2013	290,000	295,872
Diversified Financial — 4.3%
Alamosa Delaware, Inc. 8.500% 01/31/2012	1,000,000	1,055,303
American Honda Finance Corp.(a) 3.850% 11/06/2008	200,000	196,255
Boeing Capital Corp. 5.800% 01/15/2013	150,000	155,039
Capital One Bank 5.000% 06/15/2009	680,000	678,006
CIT Group, Inc. 3.650% 11/23/2007	850,000	841,672
CIT Group, Inc. 3.875% 11/03/2008	275,000	269,085
Citigroup, Inc. 5.500% 02/15/2017	725,000	726,567

	Principal Amount	Market Value
Citigroup, Inc. 5.850% 12/11/2034	$475,000	$478,217
Countrywide Home Loans, Inc. 3.250% 05/21/2008	1,000,000	977,557
ERAC USA Finance Co.(a) 6.800% 02/15/2008	100,000	100,601
Ford Motor Credit Co. 8.000% 12/15/2016	325,000	317,842
Franklin Resources, Inc. 3.700% 04/15/2008	1,675,000	1,646,798
General Electric Capital Corp. 4.250% 12/01/2010	270,000	263,641
General Electric Capital Corp. 5.375% 10/20/2016	1,200,000	1,203,103
General Motors Acceptance Corp. 6.750% 12/01/2014	750,000	739,615
General Motors Acceptance Corp. 8.000% 11/01/2031	375,000	402,501
Glencore Funding LLC(a) 6.000% 04/15/2014	600,000	599,156
The Goldman Sachs Group, Inc.(b) 5.150% 01/15/2014	1,175,000	1,158,761
Goldman Sachs Group, Inc. 5.625% 01/15/2017	1,000,000	995,525
The Goldman Sachs Group, Inc. 6.125% 02/15/2033	440,000	446,079
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.(a) (b) 9.750% 04/01/2017	350,000	375,375
Household Finance Corp. 4.125% 12/15/2008	375,000	368,740
Household Finance Corp. 6.375% 10/15/2011	180,000	187,705
Idearc, Inc.(a) 8.000% 11/15/2016	320,000	333,600
Jefferies Group, Inc. 7.500% 08/15/2007	160,000	160,566
KAR Holdings, Inc.,(a) 10.000% 05/01/2015	100,000	103,625
Lazard Group LLC 7.125% 05/15/2015	505,000	534,846
MBNA Corp. 4.625% 09/15/2008	430,000	426,472
Merrill Lynch & Co., Inc. 4.125% 01/15/2009	775,000	761,930

	Principal Amount	Market Value
Morgan Stanley 5.450% 01/09/2017	$450,000	$444,876
Residential Capital Corp. 6.125% 11/21/2008	1,090,000	1,089,264
SLM Corp. 5.625% 08/01/2033	160,000	132,927
SLM Corp., Series A 4.000% 01/15/2009	1,000,000	972,126
		19,143,375
Electric — 3.0%
Allegheny Energy Supply Co. LLC(a) 8.250% 04/15/2012	325,000	352,625
Appalachian Power Co., Series G 3.600% 05/15/2008	375,000	368,485
Centerpoint Energy, Inc. Series B 6.850% 06/01/2015	525,000	557,342
Centerpoint Energy, Inc., Series B 5.875% 06/01/2008	750,000	752,873
Consumers Energy Co. 4.400% 08/15/2009	600,000	588,499
Dominion Resources, Inc. 4.125% 02/15/2008	385,000	381,406
Edison Mission Energy Corp. 7.750% 06/15/2016	40,000	42,100
Elwood Energy LLC 8.159% 07/05/2026	534,922	566,276
Entergy Gulf States, Inc. 5.250% 08/01/2015	425,000	405,793
Exelon Corp. 4.900% 06/15/2015	700,000	664,842
Indianapolis Power & Light(a) 6.300% 07/01/2013	175,000	182,402
Kansas Gas & Electric Co. 5.647% 03/29/2021	355,000	346,668
Kiowa Power Partners LLC(a) 4.811% 12/30/2013	242,441	233,371
MidAmerican Energy Holdings Co. 3.500% 05/15/2008	640,000	628,560
MidAmerican Funding LLC 6.750% 03/01/2011	725,000	766,700
Monongahela Power Co. 6.700% 06/15/2014	275,000	292,865
Nevada Power Co., Series L 5.875% 01/15/2015	200,000	201,518

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Niagara Mohawk Power Corp., Series G 7.750% 10/01/2008	$150,000	$154,966
NRG Energy, Inc. 7.375% 02/01/2016	450,000	467,437
Pennsylvania Electric Co. Class B 6.125% 04/01/2009	1,385,000	1,405,455
PSEG Energy Holdings, Inc. 8.625% 02/15/2008	62,000	63,240
Tampa Electric Co. 5.375% 08/15/2007	565,000	564,863
Tenaska Alabama Partners LP(a) 7.000% 06/30/2021	452,172	456,694
Tenaska Oklahoma(a) 6.528% 12/30/2014	298,108	294,817
TransAlta Corp. 5.750% 12/15/2013	1,500,000	1,493,379
Tri-State Generation & Transmission Association, Series 2003, Class A(a) 6.040% 01/31/2018	134,394	135,008
Tri-State Generation & Transmission Association, Series 2003, Class B(a) 7.144% 07/31/2033	290,000	313,870
TXU Energy Co. 7.000% 03/15/2013	190,000	197,834
Wisconsin Electric Power 3.500% 12/01/2007	560,000	554,012
		13,433,900
Electrical Components & Equipment — 0.2%
Ametek, Inc. 7.200% 07/15/2008	760,000	771,039
Electronics — 0.6%
Thermo Electron Corp. 7.625% 10/30/2008	1,110,000	1,142,390
Thomas & Betts Corp., Series B 6.390% 02/10/2009	1,500,000	1,523,823
		2,666,213
Engineering & Construction — 0.1%
North American Energy Partners, Inc. 8.750% 12/01/2011	375,000	386,250
Entertainment — 0.6%
AMC Entertainment, Inc.(b) 11.000% 02/01/2016	645,000	740,137
Diamond Jo LLC 8.750% 04/15/2012	400,000	398,000

	Principal Amount	Market Value
Mohegan Tribal Gaming Authority 6.125% 02/15/2013	$600,000	$588,000
Mohegan Tribal Gaming Authority 6.375% 07/15/2009	300,000	300,000
Tunica-Biloxi Gaming Authority(a) 9.000% 11/15/2015	525,000	557,812
		2,583,949
Environmental Controls — 0.3%
Republic Services, Inc. 6.750% 08/15/2011	485,000	510,256
Waste Services, Inc. 9.500% 04/15/2014	600,000	633,000
		1,143,256
Foods — 0.6%
Fred Meyer, Inc. 7.450% 03/01/2008	750,000	762,451
General Mills Inc. 5.700% 02/15/2017	1,500,000	1,510,959
Land O' Lakes, Inc. 8.750% 11/15/2011	150,000	156,000
Sara Lee Corp. 3.875% 06/15/2013	240,000	219,388
Stater Brothers Holdings(a) 7.750% 04/15/2015	100,000	102,750
		2,751,548
Forest Products & Paper — 0.5%
International Paper Co.(b) 3.800% 04/01/2008	1,900,000	1,868,158
Newark Group, Inc. 9.750% 03/15/2014	440,000	455,950
		2,324,108
Gas — 0.3%
Australian Gas Light Co. Ltd(a) 6.400% 04/15/2008	520,000	523,271
OAO Gazprom(a) 9.625% 03/01/2013	300,000	357,600
Piedmont Natural Gas Co., Series E 6.000% 12/19/2033	175,000	176,530
Southwest Gas Corp. 8.375% 02/15/2011	350,000	382,433
		1,439,834
Health Care – Products — 0.0%
Bausch & Lomb, Inc. 6.950% 11/15/2007	135,000	135,586

	Principal Amount	Market Value
Health Care – Services — 0.2%
HCA, Inc.(a) 9.250% 11/15/2016	$650,000	$708,500
Universal Health Services, Inc. 6.750% 11/15/2011	165,000	171,698
		880,198
Holding Company – Diversified — 0.1%
Leucadia National Corp. 7.000% 08/15/2013	385,000	385,962
Home Builders — 0.1%
D.R. Horton, Inc. 4.875% 01/15/2010	220,000	214,764
Lennar Corp., Series B 6.500% 04/15/2016	450,000	446,077
		660,841
Home Furnishing — 0.3%
ALH Finance LLC/ALH Finance Corp. 8.500% 01/15/2013	700,000	703,500
Maytag Corp. 8.630% 11/15/2007	700,000	705,926
		1,409,426
Housewares — 0.1%
Newell Rubbermaid, Inc. 4.000% 05/01/2010	290,000	281,238
Toro Co. 7.800% 06/15/2027	190,000	201,366
		482,604
Insurance — 0.1%
Berkshire Hathaway Finance Corp. 4.850% 01/15/2015	250,000	243,232
Internet — 0.0%
The Thomson Corp. 6.200% 01/05/2012	70,000	72,671
Investment Companies — 0.1%
Xstrata Finance Canada(a) 5.800% 11/15/2016	325,000	326,882
Iron & Steel — 0.2%
Reliance Steel & Aluminum Co. 6.200% 11/15/2016	435,000	439,663
Tube City IMS Corp.(a) 9.750% 02/01/2015	310,000	327,050
		766,713

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Lodging — 0.5%
Hilton Hotels Corp.(b) 7.200% 12/15/2009	$85,000	$88,294
Hilton Hotels Corp. 7.625% 05/15/2008	130,000	132,437
Marriot International 6.200% 06/15/2016	1,225,000	1,258,348
MGM Mirage 6.750% 09/01/2012	230,000	230,287
Station Casinos, Inc. 6.625% 03/15/2018	525,000	480,375
		2,189,741
Machinery – Diversified — 0.7%
Briggs & Stratton Corp. 7.250% 09/15/2007	325,000	327,031
Briggs & Stratton Corp. 8.875% 03/15/2011	555,000	597,028
Idex Corp. 6.875% 02/15/2008	935,000	943,873
Stewart & Stevenson LLC(a) 10.000% 07/15/2014	1,050,000	1,105,125
		2,973,057
Manufacturing — 0.4%
Bombardier, Inc.(a) 6.300% 05/01/2014	550,000	530,750
Pentair, Inc. 7.850% 10/15/2009	570,000	600,380
Tyco International Group SA 6.000% 11/15/2013	500,000	525,369
		1,656,499
Media — 3.4%
Belo Corp. 6.750% 05/30/2013	1,100,000	1,157,728
Belo Corp. 8.000% 11/01/2008	750,000	776,143
British Sky Broadcasting PLC 6.875% 02/23/2009	750,000	770,539
Cablevision Systems Corp., Series B 8.000% 04/15/2012	675,000	691,875
CCH I LLC 11.125% 01/15/2014	950,000	923,875
Clear Channel Communications, Inc. 4.250% 05/15/2009	1,100,000	1,067,532
Comcast Cable Communications, Inc. 6.200% 11/15/2008	850,000	862,365

	Principal Amount	Market Value
Comcast Corp. 7.050% 03/15/2033	$500,000	$542,511
Cox Communications, Inc. 4.625% 01/15/2010	2,930,000	2,889,601
Cox Communications, Inc. 6.750% 03/15/2011	145,000	152,601
Cox Enterprises, Inc.(a) 4.375% 05/01/2008	460,000	454,860
Dow Jones & Co., Inc. 3.875% 02/15/2008	1,400,000	1,379,925
Echostar DBS Corp. 7.125% 02/01/2016	550,000	572,687
Knight-Ridder, Inc. 7.125% 06/01/2011	170,000	176,878
Mediacom Broadband LLC 8.500% 10/15/2015	700,000	728,000
Shaw Communications, Inc. 8.250% 04/11/2010	225,000	239,906
The Thomson Corp. 5.750% 02/01/2008	1,130,000	1,134,139
Time Warner Inc. 5.875% 11/15/2016	260,000	261,784
Time Warner, Inc. 6.150% 05/01/2007	500,000	500,000
USA Interactive 7.000% 01/15/2013	170,000	179,172
		15,462,121
Metal Fabricate & Hardware — 0.3%
Timken Co. 5.750% 02/15/2010	580,000	577,264
Trimas Corp. 9.875% 06/15/2012	930,000	964,875
		1,542,139
Mining — 0.4%
Codelco, Inc.(a) 6.150% 10/24/2036	465,000	482,207
Freeport-McMoran Copper & Gold, Inc. 8.375% 04/01/2017	390,000	426,562
Vale Overseas Ltd. 6.250% 01/23/2017	515,000	528,135
Vale Overseas Ltd. 6.875% 11/21/2036	470,000	498,528
		1,935,432
Office Furnishings — 0.1%
Miller (Herman), Inc. 7.125% 03/15/2011	525,000	547,218
Oil & Gas — 1.8%
Brigham Exploration Co. 9.625% 05/01/2014	600,000	606,000

	Principal Amount	Market Value
Chaparral Energy, Inc.(a) 8.875% 02/01/2017	$495,000	$507,375
Chesapeake Energy Corp. 6.500% 08/15/2017	450,000	447,750
Clayton William Energy 7.750% 08/01/2013	375,000	354,375
ENSCO International, Inc. 6.750% 11/15/2007	235,000	237,028
Enterprise Products Operating LP 7.500% 02/01/2011	110,000	118,087
Enterprise Products Operating LP, Series B 4.000% 10/15/2007	280,000	278,203
Exco Resources, Inc. 7.250% 01/15/2011	195,000	195,487
Mariner Energy, Inc., Senior Note 8.000% 05/15/2017	310,000	311,937
Petrohawk Energy Corp. 9.125% 07/15/2013	725,000	776,656
The Premcor Refining Group, Inc. 6.750% 05/01/2014	420,000	437,681
Quicksilver Resources, Inc. 7.125% 04/01/2016	400,000	398,000
Shell International Finance 5.625% 06/27/2011	3,000,000	3,076,500
XTO Energy, Inc. 4.900% 02/01/2014	375,000	362,678
XTO Energy, Inc. 6.250% 04/15/2013	125,000	130,019
		8,237,776
Oil & Gas Services — 0.1%
Basic Energy Services 7.125% 04/15/2016	400,000	397,000
Colonial Pipeline Co.(a) 7.630% 04/15/2032	65,000	80,741
		477,741
Packaging & Containers — 0.6%
Graham Packaging Co.(b) 9.875% 10/15/2014	675,000	698,625
Packaging Dynamics Finance Corp.(a) 10.000% 05/01/2016	975,000	983,531
Pliant Corp.(b) 11.125% 09/01/2009	450,000	457,875
Pregis Corp.(a) (b) 12.375% 10/15/2013	400,000	440,000
		2,580,031

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Pipelines — 1.6%
Atlas Pipeline Partners LP 8.125% 12/15/2015	$175,000	$182,000
Consolidated Natural Gas Co., Series C 6.250% 11/01/2011	275,000	285,927
Duke Energy Field Services Corp.(c) 7.875% 08/16/2010	255,000	274,805
Dynegy Holdings, Inc. 8.375% 05/01/2016	325,000	342,469
Enbridge Energy Partners LP 4.000% 01/15/2009	650,000	637,590
Gulf South Pipeline Co. LP(a) 5.050% 02/01/2015	250,000	241,958
Kern River Funding Corp.(a) 4.893% 04/30/2018	144,025	138,497
Kinder Morgan Energy Partners LP 5.350% 08/15/2007	150,000	149,889
Kinder Morgan Energy Partners LP 6.000% 02/01/2017	120,000	121,933
Kinder Morgan Energy Partners LP 6.300% 02/01/2009	1,500,000	1,524,992
Kinder Morgan Energy Partners LP 6.500% 02/01/2037	95,000	95,991
Kinder Morgan Finance 5.700% 01/05/2016	400,000	383,082
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Series B 6.875% 11/01/2014	320,000	314,400
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 6.250% 09/15/2015	125,000	125,149
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	335,000	348,876
Plains All American Pipeline Co. 4.750% 08/15/2009	550,000	543,226
Plains All American Pipeline Co. 5.625% 12/15/2013	335,000	335,408

	Principal Amount	Market Value
Southern Natural Gas Co.(a) 5.900% 04/01/2017	$355,000	$357,095
Tennessee Gas Pipeline 7.000% 03/15/2027	450,000	485,158
Williams Cos., Inc. Series A 7.500% 01/15/2031	150,000	159,000
		7,047,445
Real Estate — 0.0%
First Industrial LP 7.600% 05/15/2007	175,000	175,123
Real Estate Investment Trusts (REITS) — 1.5%
Archstone-Smith Operating Trust REIT 5.000% 08/15/2007	800,000	799,190
Brandywine Operating Partnership LP 5.625% 12/15/2010	705,000	714,541
iStar Financial, Inc. REIT 7.000% 03/15/2008	575,000	581,229
iStar Financial, Inc. REIT, Series B 4.875% 01/15/2009	85,000	84,373
iStar Financial, Inc. REIT, Series B 5.700% 03/01/2014	170,000	169,398
Kimco Realty Corp., Series B 7.860% 11/01/2007	130,000	131,312
Prologis REIT 5.250% 11/15/2010	1,335,000	1,342,228
Senior Housing Properties Trust REIT 8.625% 01/15/2012	50,000	54,625
Simon Debartolo Group LP 7.125% 09/20/2007	500,000	503,241
Simon Property Group LP REIT 4.875% 03/18/2010	575,000	570,836
United Dominion Realty Trust, Inc. REIT 4.300% 07/01/2007	750,000	748,610
United Dominion Realty Trust, Inc. REIT 4.500% 03/03/2008	550,000	549,693
Weingarten Realty Investors REIT, Series A 4.857% 01/15/2014	720,000	698,599
		6,947,875
Retail — 0.6%
Dave & Buster's, Inc. 11.250% 03/15/2014	725,000	763,063

	Principal Amount	Market Value
Inergy LP/Inergy Finance Corp. 8.250% 03/01/2016	$350,000	$371,000
J.C. Penney Co., Inc. 7.950% 04/01/2017	140,000	160,728
The May Department Stores Co. 3.950% 07/15/2007	260,000	259,040
Neiman-Marcus Group, Inc.(b) 10.375% 10/15/2015	325,000	365,219
OSI Restaurant Partners, Inc.,(a) 9.625% 05/15/2015	95,000	97,731
Rent-A-Center, Inc. 7.500% 05/01/2010	150,000	151,500
Sbarro, Inc.(a) 10.375% 02/01/2015	700,000	733,250
		2,901,531
Savings & Loans — 0.4%
Washington Mutual Bank 4.500% 08/25/2008	500,000	495,160
Washington Mutual Bank 5.650% 08/15/2014	1,225,000	1,223,608
		1,718,768
Software — 0.0%
Certegy, Inc. 4.750% 09/15/2008	50,000	49,088
Telecommunications — 2.3%
Anixter, Inc. 5.950% 03/01/2015	655,000	615,700
Cincinnati Bell, Inc. 8.375% 01/15/2014	350,000	358,313
Embarq Corp. 7.082% 06/01/2016	1,080,000	1,115,790
Hawaiian Telcom Communications(b) 12.500% 05/01/2015	860,000	967,500
Insight Midwest LP/Insight Capital, Inc. 9.750% 10/01/2009	65,000	66,056
Nextel Communications 7.375% 08/01/2015	300,000	310,343
NTL Cable PLC(b) 9.125% 08/15/2016	675,000	720,563
Qwest Corp. 8.875% 03/15/2012	70,000	77,350
Rogers Wireless Communications, Inc. 7.500% 03/15/2015	35,000	38,325
SBC Communications, Inc. 6.125% 02/15/2008	372,000	374,007

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
SBC Communications, Inc. 6.150% 09/15/2034	$750,000	$753,499
Sprint Capital Corp. 6.125% 11/15/2008	1,440,000	1,455,784
Sprint Capital Corp. 6.900% 05/01/2019	240,000	247,305
Sprint Nextel Corp. 6.000% 12/01/2016	525,000	515,246
Stratos Global Corp. 9.875% 02/15/2013	270,000	292,275
Telecom Italia Capital SA 6.000% 09/30/2034	500,000	466,116
Verizon Global Funding Corp. 4.375% 06/01/2013	900,000	855,840
Verizon Global Funding Corp. 6.125% 06/15/2007	500,000	500,348
Verizon Virginia, Inc., Series A 4.625% 03/15/2013	610,000	580,862
		10,311,222
Transportation — 0.9%
Burlington Northern Santa Fe Corp. 6.750% 03/15/2029	490,000	520,764
CNF, Inc. 8.875% 05/01/2010	300,000	326,483
CSX Corp. 6.250% 10/15/2008	250,000	253,263
CSX Corp. 7.450% 05/01/2007	634,000	634,000
Norfolk Southern Corp. 6.000% 04/30/2008	375,000	377,068
Quality Distribution LLC/QD Capital Corp. 9.000% 11/15/2010	350,000	340,375
Quality Distribution LLC/QD Capital Corp. FRN 9.856% 01/15/2012	270,000	274,050
Union Pacific Corp. 7.375% 09/15/2009	750,000	790,605
Union Pacific Corp., Series E 6.790% 11/09/2007	500,000	502,828
		4,019,436
Trucking & Leasing — 0.2%
TTX Co.(a) 4.500% 12/15/2010	1,000,000	961,192
TOTAL CORPORATE DEBT (Cost $145,591,551)		146,613,852

	Principal Amount	Market Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.5%
Financial Services
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	$672,982	$645,875
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN(a) 6.350% 09/20/2010	700,000	709,625
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.539% 08/25/2034	367,164	361,991
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA FRN 4.002% 07/25/2034	1,167,673	1,142,750
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 02/01/2044	1,325,000	1,324,427
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 01/12/2045	750,000	753,436
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/2049	1,775,000	1,777,784
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 5.615% 09/25/2033	146,214	147,934
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 6.141% 02/25/2034	99,916	101,016
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500% 02/25/2033	45,244	45,085

	Principal Amount	Market Value
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	$130,087	$129,615
Galena CDO Cayman Islands, Ltd., Series 2005-1, Class B1U7 FRN(a) 6.226% 01/11/2013	875,000	875,000
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 4.565% 08/25/2034	258,726	261,303
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 4.540% 08/25/2034	463,941	469,824
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3 5.398% 02/15/2040	4,450,000	4,480,660
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 FRN 3.787% 11/21/2034	2,975,000	2,884,841
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A, VRN 6.490% 07/25/2033	44,659	44,815
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A, VRN 6.000% 02/25/2034	42,349	42,590
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2 VRN 4.574% 02/25/2034	807,972	798,215
Morgan Stanley Capital I, Series 2007-HQ11, Class A31 VRN 5.439% 02/20/2044	4,200,000	4,226,115
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 7.434% 02/25/2034	5,432	5,486

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Newport Waves CDO, Series 2007-1A, Class A3LS FRN(a) 5.937% 06/20/2014	$1,375,000	$1,373,405
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class A7, FRN(a) 7.350% 09/20/2010	515,000	517,678
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class B2, FRN(a) 7.950% 09/20/2010	430,000	427,119
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 7.260% 03/25/2034	117,151	118,083
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 6.600% 06/25/2032	103,858	103,477
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	215,110	211,077
Structured Asset Securities Corp., Series 2003-7H, Class A1II 6.500% 03/25/2033	631,027	638,889
Terwin Mortgage Trust, Series 2006-10SL, Class A2 FRN 5.000% 10/31/2036	3,150,000	3,115,548
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750% 05/15/2022	47,778	50,500
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000% 03/25/2034	349,742	353,788
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500% 08/25/2034	197,650	200,302

	Principal Amount	Market Value
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN 4.261% 01/25/2035	$1,539,858	$1,511,431
Washington Mutual, Inc., Series 2004-AR2, Class A, FRN 6.414% 04/25/2044	310,811	311,575
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1, FRN 4.221% 09/25/2034	946,422	932,355
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN 4.574% 12/25/2034	1,262,225	1,245,049
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2, FRN 4.109% 06/25/2035	1,399,061	1,384,581
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,849,892)		33,723,244
SOVEREIGN DEBT OBLIGATIONS — 0.6%
Regional (State & Province) — 0.3%
Province of Ontario 4.750% 01/19/2016	1,525,000	1,498,232
Sovereign — 0.3%
United Mexican States 5.625% 01/15/2017	1,255,000	1,274,453
United Mexican States 8.375% 01/14/2011	100,000	110,650
		1,385,103
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,827,350)		2,883,335
U.S. GOVERNMENT AGENCY OBLIGATIONS — 43.6%
Other Agencies — 0.0%
Pass-Through Securities
New Valley Generation IV, TVA 4.687% 01/15/2022	91,747	89,247

	Principal Amount	Market Value
U.S. Government Agencies — 43.6%
Pass-Through Securities
FHLMC 4.000% 12/15/2009	$7,500,000	$7,358,728
FHLMC 5.000% 11/01/2018- 01/01/2020	2,041,252	2,014,815
FHLMC 5.500% 06/01/2017- 11/01/2031	13,840,029	13,866,966
FHLMC 6.000% 04/01/2017- 02/01/2018	49,285	50,219
FHLMC 7.000% 09/01/2031	12,413	13,035
FHLMC 7.500% 09/01/2024- 02/01/2030	76,750	80,107
FHLMC, Series 2178, Class PB 7.000% 08/15/2029	115,811	118,844
FNMA 3.875% 02/15/2010	7,300,000	7,128,226
FNMA 4.500% 09/01/2018- 03/01/2021	8,795,642	8,513,868
FNMA 5.000% 03/01/2018- 09/01/2035	10,400,584	10,100,799
FNMA 5.500% 03/01/2017- 03/01/2037	40,984,078	40,656,244
FNMA 6.420% 11/01/2008	28,454	28,603
FNMA 6.500% 07/01/2016- 01/01/2037	6,013,214	6,141,063
FNMA 7.500% 04/01/2031- 06/01/2031	57,317	59,610
FNMA TBA(d) 4.500% 05/01/2037	27,450,000	25,800,856
FNMA TBA(d) 5.000% 05/01/2037	24,500,000	23,671,212
FNMA TBA(d) 5.500% 05/01/2037	12,887,000	12,743,028
FNMA TBA(d) 6.500% 05/01/2037	15,100,000	15,414,977
GNMA 6.500% 06/15/2036- 09/15/2036	14,000,002	14,383,361

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
GNMA 7.000% 10/15/2027- 08/15/2032	$170,828	$178,648
GNMA 8.000% 08/15/2026- 03/15/2027	31,180	33,190
GNMA TBA(d) 5.500% 05/01/2037	2,625,000	2,610,439
GNMA TBA(d) 6.500% 05/01/2037	4,500,000	4,620,586
Total U.S. Government Agencies		195,587,424
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $195,868,365)		195,676,671
U.S. TREASURY OBLIGATIONS — 12.8%
U.S. Government Agencies
U.S. Treasury Bond(b) (c) (e) 6.125% 08/15/2029	26,360,000	30,787,658
U.S. Treasury Bond(c) 7.125% 02/15/2023	1,500,000	1,869,609
U.S. Treasury Inflation Index 2.500% 07/15/2016	4,886,278	5,017,597
U.S. Treasury Note(c) 3.875% 05/15/2010	250,000	245,527
U.S. Treasury Note(b) 4.875% 08/15/2016	19,020,000	19,373,654
TOTAL U.S. TREASURY OBLIGATIONS (Cost $56,745,520)		57,294,045
TOTAL BONDS & NOTES (Cost $436,515,474)		437,801,237
OPTIONS — 0.1%
Bank of America Put Option, Expires 6/08/2007, Strike 5.2625	115,000,000	60,083
Bear Stearns Co., Inc. Floor, Expires 10/01/2014	5,000,000	58,938
TOTAL OPTIONS (Cost $101,500)		119,021
TOTAL LONG TERM INVESTMENTS (Cost $436,755,216)		438,004,188

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 33.2%
Cash Equivalents — 11.8%(g)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	$654,429	$654,429
American Beacon Money Market Fund(f)	2,136,656	2,136,656
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	1,636,063	1,636,063
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	818,031	818,031
Bank of America 5.270% 05/07/2007	818,031	818,031
Bank of America 5.270% 05/08/2007	818,031	818,031
Bank of America 5.270% 06/18/2007	409,016	409,016
Bank of America 5.270% 06/19/2007	409,016	409,016
Bank of America 5.310% 05/17/2007	245,409	245,409
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	736,228	736,228
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	245,409	245,409
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	654,425	654,425
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	490,819	490,819
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	327,213	327,213
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	818,031	818,031
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	163,606	163,606
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	163,606	163,606
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	163,606	163,606

	Principal Amount	Market Value
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	$654,425	$654,425
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	736,228	736,228
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	572,622	572,622
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	818,031	818,031
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	327,213	327,213
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	245,409	245,409
BGI Institutional Money Market Fund(f)	572,622	572,622
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	572,622	572,622
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	409,016	409,016
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	1,505,178	1,505,178
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	409,016	409,016
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	1,629,137	1,629,137
Den Danske Bank Commercial Paper 5.282% 05/23/2007	811,099	811,099
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	818,031	818,031
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	409,016	409,016
Dreyfus Cash Management Plus Money Market Fund(f)	490,819	490,819
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	818,031	818,031

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	$490,819	$490,819
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	490,819	490,819
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	899,835	899,835
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	818,031	818,031
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	409,016	409,016
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	818,031	818,031
Freddie Mac Agency Discount Note 5.184% 06/25/2007	161,053	161,053
Goldman Sachs Financial Square Prime Obligations Money Market Fund(f)	94,994	94,994
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	654,425	654,425
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	981,638	981,638
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	818,031	818,031
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	1,586,981	1,586,981
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	1,227,047	1,227,047
Morgan Stanley & Co. 5.320% 08/01/2007	736,228	736,228
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	409,016	409,016
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	490,819	490,819
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	1,063,441	1,063,441

	Principal Amount	Market Value
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	$1,227,047	$1,227,047
Reserve Primary Money Market Fund(f)	1,554,260	1,554,260
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	1,308,850	1,308,850
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	245,409	245,409
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	327,213	327,213
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	654,425	654,425
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	981,638	981,638
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	572,622	572,622
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	654,425	654,425
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	409,016	409,016
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	490,819	490,819
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	409,016	409,016
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	490,819	490,819
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	654,425	654,425
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	38,547	38,547
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	1,063,441	1,063,441
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	81,803	81,803

	Principal Amount	Market Value
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	$1,636,063	$1,636,063
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	1,636,063	1,636,063
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	818,031	818,031
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	490,819	490,819
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	818,031	818,031
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	818,031	818,031
		53,037,177
Commercial Paper — 21.4%
CVS/Caremark Corp.(a) 5.310% 05/07/2007	4,624,000	4,619,909
Devon Energy Corp.(a) 5.320% 05/16/2007	7,893,000	7,875,504
DTE Energy Co.(a) 5.320% 05/08/2007	4,812,000	4,807,022
Duke Energy Corp. 5.320% 05/18/2007	3,924,000	3,914,142
Elsevier Finance SA(a) 5.300% 05/11/2007	5,645,000	5,636,689
Gannett Co., Inc. 5.320% 05/02/2007	5,794,000	5,793,144
Hanson Finance PLC(a) 5.320% 05/10/2007	4,886,000	4,879,501
Kinder Morgan Energy Partners, LP(a) 5.320% 05/14/2007	7,702,000	7,687,204
Kraft Foods, Inc. 5.290% 05/22/2007	6,723,000	6,702,254
Lincoln National Corp.(a) 5.300% 05/03/2007	6,000,000	5,998,233
Motorola, Inc. 5.310% 05/17/2007	8,375,000	8,355,235
Pearson Holdings, Inc. 5.320% 05/04/2007	4,850,000	4,847,850
Ryder System, Inc. 5.310% 05/15/2007	5,460,000	5,448,725
Time Warner Cable, Inc.(a) 5.320% 05/21/2007	5,840,000	5,822,739
Walt Disney Co. 5.250% 05/09/2007	1,370,000	1,368,402

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Walt Disney Co. 5.280% 05/09/2007	$4,979,000	$4,973,158
Whirlpool Corp.(a) 5.310% 05/01/2007	7,275,000	7,275,000
		96,004,711
TOTAL SHORT-TERM INVESTMENTS (Cost $149,041,888)		149,041,888
TOTAL INVESTMENTS — 130.8% (Cost $585,797,104)(h)		587,046,076
Other Assets/ (Liabilities) — (30.8%)		(138,130,822)
NET ASSETS — 100.0%		$448,915,254

Notes to Portfolio of Investments

FRN - Floating Rate Note

TBA - To be announced

VRN - Variable Rate Note

(a)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to a value of $76,796,420 or 17.1% of net assets.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

(d)  A portion of this security is purchased on a forward commitment basis. (Note 2).

(e)  This security is held as collateral for open futures contracts. (Note 2).

(f)  Amount represents shares owned of the fund.

(g)  Represents investments of security lending collateral. (Note 2).

(h)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments

April 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 0.7%
COMMON STOCK — 0.6%
Banking, Savings & Loans — 0.0%
PFD Adelphia	244,000	$0
Commercial Services — 0.0%
Societe Des Autoroutes Paris-Rhin-Rhone EUR	490	48,194
Diversified Financial — 0.0%
The Goldman Sachs Group, Inc.	346	75,639
London Stock Exchange GBP	2,320	0
		75,639
Engineering & Construction — 0.0%
Okumura Corp. JPY	13,000	72,431
Investment Companies — 0.5%
Arco Capital Corp., Ltd.	111,042	1,665,630
Media — 0.1%
Adelphia Communications Corp.	335,000	0
Time Warner Cable, Inc. Cl. A(a)	8,579	315,879
		315,879
Mining — 0.0%
Kaiser Aluminum & Chemical Corp.(b)	168,000	7,735
TOTAL COMMON STOCK (Cost $1,847,329)		2,185,508
PREFERRED STOCK — 0.1%
Media — 0.0%
Ion Media Networks, Inc.	17	134,300
Real Estate Investment Trusts (REITS) — 0.1%
Sovereign Real Estate Investment Corp. REIT(c)	200	297,000
TOTAL PREFERRED STOCK (Cost $432,378)		431,300
TOTAL EQUITIES (Cost $2,279,707)		2,616,808
WARRANTS — 0.0%
Telecommunications
Orion Network Systems, Inc. Escrow	446,000	4,460
TOTAL WARRANTS (Cost $0)		4,460

	Principal Amount	Market Value
BONDS & NOTES — 93.0%
ASSET BACKED SECURITIES — 0.7%
Automobile ABS — 0.2%
BMW Vehicle Owner Trust, Series 2006-A, Class A2 5.300% 05/26/2009	$140,000	$140,002
Capital Auto Receivables Asset Trust, Series 2004-2, Class A3 3.580% 01/15/2009	180,000	178,791
Daimler Chrysler Auto Trust, Series 2006-C, Class A2 5.250% 05/08/2009	240,000	239,980
Ford Credit Auto Owner Trust, Series 2005-A, Class A3 3.480% 11/15/2008	40,092	39,923
		598,696
Electric — 0.0%
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 06/30/2012	147,890	156,764
Financial Services — 0.0%
Goldman Sachs Asset Management CBO Ltd., Series 1A, Class D(c) 12.540% 06/13/2011	268,831	2,688
Home Equity ABS — 0.1%
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A2V FRN 5.430% 03/20/2036	50,000	49,969
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3 FRN 5.420% 08/25/2036	180,000	179,897
		229,866

	Principal Amount	Market Value
Manufactured Housing ABS — 0.1%
Green Tree Financial Corp., Series 1997-5, Class M1 6.950% 05/15/2029	$186,000	$166,529
Other ABS — 0.3%
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 2A2 FRN 5.600% 02/25/2033	96,659	96,689
Countrywide Asset Backed Certificates, Series 2005-17, Class 1AF1 FRN 5.520% 05/25/2036	48,261	48,268
Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AT2 VRN 5.382% 05/25/2036	230,000	229,072
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF2 VRN 5.363% 05/25/2036	50,000	49,796
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A2 FRN 5.440% 06/25/2037	130,000	129,893
First Franklin Mortgage Asset Backed Certificates, Series 2005-FF10, Class A3 FRN 5.530% 11/25/2035	280,000	279,906
First Franklin Mortgage Asset Backed Certificates, Series 2006-FF5, Class 2A1 FRN 5.370% 04/25/2036	54,132	54,134

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Morgan Stanley ABS Capital I, Series 2005-WMC6, Class A2B FRN 5.580% 07/25/2035	$90,000	$90,098
SSB RV Trust, Series 2001-1, Class B 6.640% 04/15/2018	93,000	94,569
Start CLO, Ltd., Series 2006-3A, Class F FRN(c) 5.353% 06/07/2011	120,000	120,000
		1,192,425
WL Collateral CMO — 0.0%
Countrywide Asset-Backed Certificates, Series 2005-10, Class AF1 FRN 5.480% 02/25/2036	23,636	23,636
TOTAL ASSET BACKED SECURITIES (Cost $2,459,341)		2,370,604
CORPORATE DEBT — 26.0%
Advertising — 0.6%
Lamar Media Corp. 6.625% 08/15/2015	239,000	237,207
RH Donnelley Corp. 6.875% 01/15/2013	200,000	198,250
RH Donnelley Corp. 6.875% 01/15/2013	370,000	366,762
RH Donnelley Corp. 6.875% 01/15/2013	395,000	391,544
RH Donnelley Corp. 8.875% 01/15/2016	370,000	401,450
RH Donnelley Finance Corp. I(c) 10.875% 12/15/2012	160,000	173,200
Vertis, Inc. 9.750% 04/01/2009	284,000	290,390
		2,058,803
Aerospace & Defense — 0.2%
Alliant Techsystems, Inc. 6.750% 04/01/2016	225,000	227,812
BE Aerospace, Inc. 8.875% 05/01/2011	71,000	73,100
DRS Technologies, Inc. 6.625% 02/01/2016	100,000	101,000
DRS Technologies, Inc. 7.625% 02/01/2018	45,000	47,137

	Principal Amount	Market Value
L-3 Communications Corp. 5.875% 01/15/2015	$149,000	$145,089
L-3 Communications Corp. 6.125% 01/15/2014	100,000	98,500
L-3 Communications Corp. 6.375% 10/15/2015	185,000	184,075
		876,713
Agriculture — 0.2%
Hines Nurseries, Inc.(d) 10.250% 10/01/2011	300,000	241,500
MHP SA(c) 10.250% 11/30/2011	170,000	178,712
Reynolds American, Inc. 7.250% 06/01/2013	315,000	334,589
		754,801
Airlines — 0.0%
ATA Holdings Corp. FRN 14.000% 02/01/2009	382,000	8,595
Apparel — 0.1%
Levi Strauss & Co. 9.750% 01/15/2015	250,000	274,375
Quiksilver, Inc. 6.875% 04/15/2015	100,000	97,500
		371,875
Automotive & Parts — 0.3%
The Goodyear Tire & Rubber Co. 7.857% 08/15/2011	219,000	229,129
The Goodyear Tire & Rubber Co.(d) 9.000% 07/01/2015	190,000	209,475
Tenneco Automotive, Inc.(d) 8.625% 11/15/2014	249,000	264,562
Tenneco Automotive, Inc. 10.250% 07/15/2013	16,000	17,540
Visteon Corp. 7.000% 03/10/2014	75,000	67,172
Visteon Corp. 8.250% 08/01/2010	350,000	357,000
		1,144,878
Banking, Savings & Loans — 0.2%
JP Morgan Chase Bank(c) 0.000% 01/05/2016	1,979,004	811,194

	Principal Amount	Market Value
Banks — 3.7%
AIB Mortgage Bank, Series E 3.750% 04/30/2013	$300,000	$396,283
Banco Bilbao Vizcaya Argentaria SA EUR(e) 4.250% 07/15/2014	475,000	641,813
Banco BMG SA(c) 9.150% 01/15/2016	655,000	707,400
Banco Credito Del Peru VRN(c) 6.950% 11/07/2021	175,000	174,125
Banco Hipotecario SA(c) 9.750% 04/27/2016	330,000	346,500
Bank of Ireland Mortgage Bank, Series E EUR(e) 4.000% 07/05/2013	270,000	361,212
Depfa ACS Bank, Series E EUR(e) 3.500% 03/16/2011	310,000	410,431
HBOS Treasury Services PLC EUR(e) 4.375% 07/13/2016	1,670,000	2,265,849
HBOS Treasury Services PLC, Series E EUR(e) 4.500% 07/13/2021	825,000	1,117,916
HSBC Bank PLC 01/12/2010	800,000	524,000
HSBK Europe BV(c) 7.750% 05/13/2013	40,000	41,950
ICICI Bank Ltd. VRN(c) (d) 6.375% 04/30/2022	390,000	389,855
ING Bank NV UAH(c) (e) 11.890% 12/30/2009	290,000	67,640
Kuznetski Capital for Bank of Moscow(c) 7.375% 11/26/2010	245,000	256,025
Northern Rock PLC, Series E EUR(e) 3.625% 03/28/2013	270,000	354,276
VTB Capital SA(c) 6.250% 06/30/2035	300,000	312,375
WM Covered Bond Program, Series E EUR(e) 3.875% 09/27/2011	1,545,000	2,062,976
WM Covered Bond Program, Series E EUR(e) 4.000% 09/27/2016	2,270,000	2,981,382
		13,412,008

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Beverages — 0.0%
Constellation Brands, Inc. 7.250% 09/01/2016	$55,000	$55,962
Constellation Brands, Inc. 8.125% 01/15/2012	75,000	77,812
		133,774
Building Materials — 0.2%
Associated Materials, Inc. 9.750% 04/15/2012	89,000	92,782
Dayton Superior Corp.
13.000% 06/15/2009	93,000	95,325
Goodman Global Holding Co., Inc.(d) 7.875% 12/15/2012	130,000	130,975
Interline Brands, Inc. 8.125% 06/15/2014	75,000	78,000
Nortek, Inc. 8.500% 09/01/2014	200,000	197,500
NTK Holdings, Inc.(d) 0.000% 03/01/2014	395,000	296,250
		890,832
Chemicals — 0.4%
Equistar Chemicals, LP/Equistar Funding Corp. 8.750% 02/15/2009	206,000	215,012
Equistar Chemicals, LP/Equistar Funding Corp. 10.625% 05/01/2011	99,000	104,445
Georgia Gulf Corp.(c) (d) 10.750% 10/15/2016	165,000	164,175
Huntsman International LLC(c) 7.875% 11/15/2014	30,000	31,350
Huntsman International LLC 11.500% 07/15/2012	71,000	79,165
Huntsman International LLC FRN(c) 7.375% 01/01/2015	109,000	112,815
Ineos Group Holdings PLC(c) (d) 8.500% 02/15/2016	120,000	116,100
Innophos, Inc. FRN 8.875% 08/15/2014	50,000	52,375
Lyondell Chemical Co. 8.000% 09/15/2014	155,000	162,362
Lyondell Chemical Co. 8.250% 09/15/2016	80,000	85,600

	Principal Amount	Market Value
Lyondell Chemical Co. 10.500% 06/01/2013	$75,000	$82,219
Mosaic Global Holdings, Inc.(c) 7.375% 12/01/2014	40,000	41,600
Mosaic Global Holdings, Inc.(c) (d) 7.625% 12/01/2016	40,000	42,700
Tronox Worldwide/Finance 9.500% 12/01/2012	35,000	37,450
		1,327,368
Coal — 0.1%
Foundation PA Coal Co. 7.250% 08/01/2014	200,000	202,250
Massey Energy Co. 6.875% 12/15/2013	65,000	62,725
Peabody Energy Corp. 6.875% 03/15/2013	123,000	124,537
		389,512
Commercial Services — 0.7%
Ace Cash Expenses, Inc.(c) 10.250% 10/01/2014	20,000	20,650
Aramark Corp.(c) 8.500% 02/01/2015	97,000	101,486
Ashtead Capital, Inc.(c) 9.000% 08/15/2016	55,000	59,125
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(c) 7.750% 05/15/2016	60,000	61,350
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. FRN(c) 7.860% 05/15/2014	25,000	25,687
Cenveo Corp. 7.875% 12/01/2013	100,000	100,250
Corrections Corp. of America 6.250% 03/15/2013	125,000	125,000
Di Finance/Dyncorp International, Series B 9.500% 02/15/2013	141,000	151,575
Education Management LLC/Education Management Corp. 10.250% 06/01/2016	200,000	218,500
FTI Consulting, Inc. 7.750% 10/01/2016	70,000	73,062
H&E Equipment Services 8.375% 07/15/2016	60,000	65,100

	Principal Amount	Market Value
Hertz Corp. 8.875% 01/01/2014	$105,000	$113,137
Hertz Corp. 10.500% 01/01/2016	95,000	108,300
iPayment, Inc. 9.750% 05/15/2014	55,000	57,269
Iron Mountain, Inc. 7.750% 01/15/2015	68,000	69,700
Quebecor World Capital Corp.(c) 8.750% 03/15/2016	60,000	61,350
Red Arrow International Leasing PLC RUB(e) 8.375% 06/30/2012	6,093,503	245,095
Red Arrow International Leasing PLC RUB(e) 11.000% 06/30/2012	4,989,250	200,796
Sgs International, Inc. 12.000% 12/15/2013	130,000	140,400
United Rentals North America, Inc.(d) 7.000% 02/15/2014	591,000	602,820
		2,600,652
Computers — 0.1%
Sungard Data Systems, Inc. 9.125% 08/15/2013	45,000	48,262
Sungard Data Systems, Inc.(d) 10.250% 08/15/2015	235,000	258,500
		306,762
Cosmetics & Personal Care — 0.0%
Elizabeth Arden, Inc. 7.750% 01/15/2014	175,000	179,375
Diversified Financial — 5.3%
AES Red Oak LLC, Series A 8.540% 11/30/2019	100,398	108,430
Aiolos Ltd. EUR FRN(c) (e) 8.694% 04/08/2009	250,000	338,077
Astana-finance 7.625% 02/16/2009	195,000	194,792
Astana-finance 9.000% 11/16/2011	115,000	116,966
C10 Capital Ltd. VRN(c) 6.722% 12/31/2049	690,000	689,048
Calabash Re Ltd. FRN(c) 13.860% 05/26/2009	250,000	256,300
Cascadia Ltd. FRN(c) 8.465% 06/13/2008	250,000	249,377

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Cat-Mex Ltd. FRN(c) 7.710% 05/18/2009	$250,000	$250,217
CCM Merger, Inc.(c) 8.000% 08/01/2013	130,000	131,625
Champlain Ltd. VRN(c) 18.120% 01/07/2009	250,000	245,000
Cloverie PLC, Series E FRN 9.615% 12/20/2010	200,000	203,500
Cs International (Exim of Ukraine) 8.400% 02/09/2016	480,000	501,024
Dali Capital PLC for Bank of Moscow, Series E RUB(e) 7.250% 11/25/2009	19,600,000	770,459
Dali Capital SA for JSC Rosbank, Series E RUB(e) 8.000% 09/30/2009	12,200,000	478,860
E*TRADE Financial Corp. 7.375% 09/15/2013	136,000	141,950
E*TRADE Financial Corp. 8.000% 06/15/2011	105,000	110,381
Eirles Two, Ltd. FRN 8.561% 04/20/2012	700,000	696,759
Emblem Finance Co. Ltd. FRN(c) 9.390% 06/20/2010	340,000	338,130
Eurus Ltd. FRN(c) 11.605% 04/08/2009	250,000	252,300
Fhu-Jin Ltd. FRN(c) 9.260% 08/03/2011	250,000	255,467
General Motors Acceptance Corp. 8.000% 11/01/2031	360,000	386,401
Idearc, Inc.(c) 8.000% 11/15/2016	220,000	229,350
IIRSA Norte Finance, Ltd.(c) 8.750% 05/30/2024	205,598	242,400
ISA Capital do Brasil SA(c) 7.875% 01/30/2012	160,000	164,000
ISA Capital do Brasil SA(c) 8.800% 01/30/2017	200,000	215,500
JP Morgan Chase Bank(c) 0.000% 11/30/2012	367,142	358,808
JP Morgan Jersey, Ltd., Series G BRL(e) 0.000% 01/02/2015	2,170,000	488,181
JSC Astana Finance(c) 9.160% 03/14/2012	1,100,000	1,089,619

	Principal Amount	Market Value
Lakeside Re Ltd. FRN(c) 11.849% 12/31/2009	$250,000	$257,550
LatAm Cayman Trust 2006(c) 10.000% 11/17/2016	105,694	109,129
Lehman Brothers Holdings, Inc. 6.000% 02/05/2017	2,120,000	2,196,532
Majapahit Holding BV(c) 7.250% 10/17/2011	205,000	212,687
Majapahit Holding BV(c) 7.750% 10/17/2016	185,000	195,869
Milacron Escrow Corp. 11.500% 05/15/2011	145,000	143,731
Morgan Stanley(c) 14.400% 08/04/2016	616,000	831,600
Morgan Stanley BRL(c) (e) 10.090% 05/03/2017	1,160,000	570,979
National Gas Co.(c) 6.050% 01/15/2036	320,000	315,083
Osiris Capital PLC, Series D FRN(c) 10.356% 01/15/2010	250,000	252,075
Petroleum Export LLC/ Cayman SPV(c) 5.265% 06/15/2011	958,690	938,097
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.(c) (d) 10.625% 04/01/2017	413,000	414,032
Rainbow National Services LLC(c) 8.750% 09/01/2012	101,000	107,817
Salisbury International Invest FRN(c) 9.508% 07/20/2011	200,000	200,000
Sally Holdings LLC(c) 9.250% 11/15/2014	221,000	229,840
Sally Holdings LLC(c) (d) 10.500% 11/15/2016	130,000	135,200
Successor Euro Wind Ltd. FRN(c) 10.596% 06/06/2008	250,000	252,175
Successor II Ltd. FRN(c) 22.890% 06/06/2008	250,000	249,725
Successor Japan Quake FRN(c) 9.596% 06/06/2008	440,000	445,280
Tengizchevroil Finance Co. SARL, Series A(c) 6.124% 11/15/2014	663,000	661,342

	Principal Amount	Market Value
Tiers Trust/United States FRN 06/15/2097	$525,000	$225,944
Transshipment Megahub Bhd, Series 7 MYR(e) 6.850% 11/02/2012	1,000,000	318,855
Ucar Finance, Inc.
10.250% 02/15/2012	50,000	52,625
Universal City Development Partners 11.750% 04/01/2010	142,000	150,875
Vanguard Health FRN(d) 0.000% 10/01/2015	366,000	305,610
		19,275,573
Electric — 1.4%
AES Corp.(c) 8.750% 05/15/2013	402,000	428,632
AES Domincana Energia(c) 11.000% 12/13/2015	180,000	193,950
AES Panama SA(c) 6.350% 12/21/2016	155,000	151,393
CMS Energy Corp. 8.500% 04/15/2011	93,000	101,486
Edison Mission Energy 7.500% 06/15/2013	60,000	62,400
Edison Mission Energy Corp. 7.750% 06/15/2016	85,000	89,462
Eletropaulo Metropolitana de Sao Paulo SA BRL(c) (e) 19.125% 06/28/2010	325,000	190,767
Midwest Generation LLC 8.750% 05/01/2034	309,000	341,445
Mirant Americas Generation, Inc. 8.300% 05/01/2011	600,000	634,500
Mirant Americas Generation, Inc. 9.125% 05/01/2031	100,000	108,750
National Power Corp.(c) 6.875% 11/02/2016	172,000	175,225
National Power Corp. 9.625% 05/15/2028	435,000	539,400
National Power Corp. PHP(e) 5.875% 12/19/2016	15,400,000	311,370
NRG Energy, Inc. 7.375% 02/01/2016	585,000	607,669
NRG Energy, Inc. 7.375% 01/15/2017	250,000	259,062

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Reliant Energy, Inc. 9.250% 07/15/2010	$148,000	$155,215
Reliant Energy, Inc. 9.500% 07/15/2013	160,000	172,800
Sierra Pacific Resources 6.750% 08/15/2017	474,000	486,298
		5,009,824
Electronics — 0.2%
NXP BV(c) (d) 9.500% 10/15/2015	520,000	546,000
Stoneridge, Inc. 11.500% 05/01/2012	173,000	182,515
		728,515
Entertainment — 1.0%
American Casino & Entertainment Properties LLC 7.850% 02/01/2012	200,000	209,500
Cinemark, Inc. FRN 0.000% 03/15/2014	171,000	157,320
Gaylord Entertainment Co. 8.000% 11/15/2013	200,000	208,000
Greektown Holdings(c) 10.750% 12/01/2013	195,000	209,137
Isle of Capri Casinos, Inc. 7.000% 03/01/2014	178,000	175,330
Isle of Capri Casinos, Inc. 9.000% 03/15/2012	268,000	279,725
Marquee Holdings, Inc. FRN 0.000% 08/15/2014	300,000	264,750
Mohegan Tribal Gaming Authority 6.125% 02/15/2013	60,000	58,800
Mohegan Tribal Gaming Authority 6.375% 07/15/2009	123,000	123,000
Mohegan Tribal Gaming Authority 6.875% 02/15/2015	185,000	185,462
Mohegan Tribal Gaming Authority 7.125% 08/15/2014	100,000	101,500
Mohegan Tribal Gaming Authority 8.000% 04/01/2012	100,000	103,500
Penn National Gaming, Inc. 6.750% 03/01/2015	60,000	59,550
Pinnacle Entertainment, Inc. 8.250% 03/15/2012	375,000	385,312

	Principal Amount	Market Value
Pokagon Gaming Authority(c) 10.375% 06/15/2014	$85,000	$95,200
Six Flags, Inc.(d) 8.875% 02/01/2010	24,000	24,390
Six Flags, Inc. 9.625% 06/01/2014	150,000	145,125
Six Flags, Inc. 9.750% 04/15/2013	100,000	98,000
Steinway Musical Instruments(c) 7.000% 03/01/2014	135,000	133,650
Vail Resorts, Inc. 6.750% 02/15/2014	250,000	252,500
WMG Holdings Corp. FRN 0.000% 12/15/2014	441,000	335,160
		3,604,911
Environmental Controls — 0.0%
Allied Waste NA Series B(d) 7.375% 04/15/2014	100,000	101,500
Allied Waste North America, Inc. 9.250% 09/01/2012	16,000	16,880
		118,380
Foods — 0.4%
Albertson's, Inc. 8.000% 05/01/2031	157,000	163,989
Del Monte Corp. 6.750% 02/15/2015	50,000	50,125
Del Monte Corp. 8.625% 12/15/2012	145,000	152,250
Delhaize America, Inc. 9.000% 04/15/2031	573,000	698,086
Dole Food Co., Inc. FRN 8.625% 05/01/2009	71,000	72,065
Smithfield Foods, Inc. 7.000% 08/01/2011	100,000	102,000
Smithfield Foods, Inc. 7.625% 02/15/2008	114,000	115,425
Supervalu Inc. 7.500% 11/15/2014	95,000	99,275
		1,453,215
Forest Products & Paper — 0.3%
Abitibi-Consolidated, Inc. 8.375% 04/01/2015	200,000	187,000
Abitibi-Consolidated, Inc. 8.550% 08/01/2010	100,000	102,000
Abitibi-Consolidated, Inc. 8.850% 08/01/2030	100,000	88,500

	Principal Amount	Market Value
Boise Cascade LLC 7.125% 10/15/2014	$123,000	$122,385
Catalyst Paper Corp., Series D 8.625% 06/15/2011	200,000	202,750
Domtar, Inc. 7.125% 08/15/2015	100,000	101,875
Mercer International, Inc. 9.250% 02/15/2013	60,000	60,600
Verso Paper Holdings LLC(c) 11.375% 08/01/2016	65,000	69,550
Verso Paper Holdings LLC FRN(c) 9.110% 08/01/2014	65,000	66,950
		1,001,610
Health Care – Products — 0.1%
Fresenius Medical Care Capital Trust II 7.875% 02/01/2008	123,000	124,691
Fresenius Medical Care Capital Trust IV 7.875% 06/15/2011	112,000	118,440
Inverness Medical Innovations, Inc. 8.750% 02/15/2012	200,000	208,500
Universal Hospital Services, Inc. 10.125% 11/01/2011	91,000	97,492
		549,123
Health Care – Services — 0.4%
Ameripath, Inc. 10.500% 04/01/2013	104,000	113,230
Community Health Systems, Inc. 6.500% 12/15/2012	119,000	123,016
DaVita, Inc. 6.625% 03/15/2013	120,000	120,450
DaVita, Inc. 7.250% 03/15/2015	100,000	102,250
HCA, Inc. 6.375% 01/15/2015	614,000	534,947
Healthsouth Corp.(c) 10.750% 06/15/2016	145,000	158,050
Psychiatric Solutions, Inc. 7.750% 07/15/2015	60,000	61,350
Select Medical Corp. 7.625% 02/01/2015	188,000	169,200
Tenet Healthcare Corp. 6.375% 12/01/2011	148,000	139,120

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Tenet Healthcare Corp. 9.875% 07/01/2014	$91,000	$93,275
		1,614,888
Holding Company – Diversified — 0.1%
JSG Funding PLC 7.750% 04/01/2015	90,000	92,250
JSG Funding PLC 9.625% 10/01/2012	11,000	11,577
Kansas City Southern Railway Co. 7.500% 06/15/2009	75,000	76,687
Nell AF SARL(c) 8.375% 08/15/2015	195,000	202,800
Stena AB 7.000% 12/01/2016	28,000	27,650
		410,964
Home Builders — 0.3%
Beazer Homes USA, Inc. 8.375% 04/15/2012	246,000	244,155
DR Horton, Inc. 9.750% 09/15/2010	87,000	96,634
K. Hovnanian Enterprises, Inc.(d) 8.875% 04/01/2012	97,000	95,060
KB Home 8.625% 12/15/2008	76,000	77,615
Standard-Pacific Corp.(d) 9.250% 04/15/2012	75,000	73,125
Toll Corp. 8.250% 12/01/2011	75,000	77,062
WCI Communities, Inc.(d) 9.125% 05/01/2012	130,000	129,025
William Lyon Homes, Inc. 10.750% 04/01/2013	229,000	225,565
		1,018,241
Home Furnishing — 0.0%
Sealy Mattress Co. 8.250% 06/15/2014	71,000	74,727
Household Products — 0.2%
Church & Dwight Co., Inc. 6.000% 12/15/2012	150,000	147,750
Playtex Products, Inc. 8.000% 03/01/2011	108,000	112,860
Playtex Products, Inc. 9.375% 06/01/2011	197,000	203,402
Spectrum Brands, Inc. 7.375% 02/01/2015	150,000	118,875
		582,887

	Principal Amount	Market Value
Housewares — 0.2%
Vitro SA de CV(c) 8.625% 02/01/2012	$225,000	$233,212
Vitro SA de CV(c) 9.125% 02/01/2017	385,000	403,287
		636,499
Insurance — 0.2%
Foundation Re II Ltd. FRN(c) 15.160% 01/08/2009	118,000	118,000
Foundation Re Ltd. FRN(c) 9.460% 11/24/2008	250,000	240,535
Residential Reinsurance Ltd., Series B FRN(c) 13.810% 06/06/2008	300,000	276,000
Vasco Re 2006 Ltd. FRN(c) 13.848% 06/05/2009	260,000	263,978
		898,513
Iron & Steel — 0.2%
AK Steel Corp. 7.750% 06/15/2012	200,000	206,750
AK Steel Corp. 7.875% 02/15/2009	46,000	46,000
Gibraltar Industries, Inc. 8.000% 12/01/2015	75,000	75,562
Ispat Inland ULC 9.750% 04/01/2014	109,000	121,388
RathGibson, Inc. 11.250% 02/15/2014	60,000	63,600
Steel Dynamics, Inc. 9.500% 03/15/2009	75,000	76,687
United States Steel Corp. 9.750% 05/15/2010	69,000	72,450
		662,437
Leisure Time — 0.2%
Leslie's Poolmart 7.750% 02/01/2013	160,000	161,600
NCL Corp. 10.625% 07/15/2014	200,000	199,000
TDS Investor Corp.(c) (d) 11.875% 09/01/2016	200,000	223,500
		584,100
Lodging — 0.6%
Caesars Entertainment, Inc. 7.875% 03/15/2010	161,000	168,647

	Principal Amount	Market Value
French Lick Resorts & Casino LLC/French Lick Resorts & Casino Corp.(c) 10.750% 04/15/2014	$220,000	$185,350
Mandalay Resort Group 9.375% 02/15/2010	130,000	140,237
Mandalay Resort Group 10.250% 08/01/2007	179,000	180,790
MGM Mirage 6.750% 04/01/2013	120,000	118,950
MGM Mirage 8.375% 02/01/2011	190,000	201,637
Station Casinos, Inc. 6.500% 02/01/2014	200,000	188,250
Station Casinos, Inc. 6.875% 03/01/2016	60,000	56,400
Trump Entertainment Resorts, Inc. 8.500% 06/01/2015	350,000	352,187
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/01/2014	447,000	448,117
		2,040,565
Machinery – Diversified — 0.1%
Case New Holland, Inc. 7.125% 03/01/2014	100,000	105,000
Douglas Dynamics LLC(c) 7.750% 01/15/2012	86,000	79,120
Teekay Shipping Corp. 8.875% 07/15/2011	75,000	80,625
		264,745
Manufacturing — 0.1%
Bombardier, Inc.(c) 8.000% 11/15/2014	50,000	52,500
Covalence Specialty Materials Corp.(c) (d) 10.250% 03/01/2016	187,000	191,207
Koppers, Inc. 9.875% 10/15/2013	77,000	83,545
Nutro Products, Inc.(c) 10.750% 04/15/2014	95,000	100,700
RBS Global, Inc. and Rexnord Corp. 9.500% 08/01/2014	10,000	10,700
RBS Global, Inc. and Rexnord Corp. 11.750% 08/01/2016	15,000	16,650
		455,302

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Media — 1.7%
Allbritton Communications Co. 7.750% 12/15/2012	$204,000	$209,610
American Media Operations, Inc. 10.250% 05/01/2009	150,000	141,375
Block Communications, Inc.(c) 8.250% 12/15/2015	90,000	92,259
CCH II LLC 10.250% 09/15/2010	250,000	266,250
CCH II LLC/Charter Communications Holdings II Series B 10.250% 09/15/2010	180,000	191,250
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.(c) 8.375% 04/30/2014	121,000	126,899
CSC Holdings, Inc. 7.625% 04/01/2011	156,000	160,875
CSC Holdings, Inc. 7.625% 07/15/2018	200,000	204,000
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/2009	160,000	167,000
Dex Media West LLC/Dex Media Finance Co., Series B 8.500% 08/15/2010	91,000	95,322
Dex Media West LLC/Dex Media Finance Co., Series B 9.875% 08/15/2013	160,000	174,200
Dex Media, Inc. 0.000% 11/15/2013	200,000	188,500
Dex Media, Inc. 8.000% 11/15/2013	167,000	174,932
DIRECTV Holdings 6.375% 06/15/2015	150,000	144,375
Echostar DBS Corp. 6.625% 10/01/2014	312,000	316,680
Echostar DBS Corp. 7.000% 10/01/2013	70,000	72,713
Echostar DBS Corp. 7.125% 02/01/2016	100,000	104,125
Entercom Radio LLC/ Entercom Capital, Inc. 7.625% 03/01/2014	75,000	76,313
Lin Television Corp. 6.500% 05/15/2013	122,000	120,170

	Principal Amount	Market Value
Mediacom Broadband LLC(c) 8.500% 10/15/2015	$165,000	$171,600
Mediacom Broadband LLC 8.500% 10/15/2015	75,000	78,000
Mediacom LLC/Mediacom Capital Corp. 9.500% 01/15/2013	213,000	219,923
Medianews Group, Inc. 6.375% 04/01/2014	100,000	88,000
Medianews Group, Inc. 6.875% 10/01/2013	375,000	341,250
Nielsen Finance LLC Co.(c) 10.000% 08/01/2014	245,000	267,663
Nielsen Finance LLC Co.(c) (d) 12.500% 08/01/2016	180,000	130,050
Paxson Communications FRN(c) 11.606% 01/15/2013	165,000	171,600
Primedia, Inc. 8.000% 05/15/2013	183,000	190,320
Primedia, Inc. 8.875% 05/15/2011	200,000	206,000
Radio One, Inc. 8.875% 07/01/2011	108,000	111,510
Shaw Communications, Inc. Series B CAD(e) 8.540% 09/30/2027	543,000	500,990
Sinclair Broadcast Group, Inc. 8.000% 03/15/2012	425,000	440,938
Sirius Satellite Radio 9.625% 08/01/2013	60,000	60,000
XM Satellite Radio, Inc.(d) 9.750% 05/01/2014	90,000	90,225
		6,094,917
Metal Fabricate & Hardware — 0.1%
Trimas Corp. 9.875% 06/15/2012	307,000	318,513
Mining — 0.1%
Century Aluminum Co. 7.500% 08/15/2014	70,000	72,363
Novelis, Inc. 7.250% 02/15/2015	280,000	295,050
		367,413

	Principal Amount	Market Value
Multi-National — 0.0%
Inter-American Development Bank BRL VRN(e) 0.000% 12/08/2009	$250,000	$125,267
Oil & Gas — 1.0%
Berry Petroleum Co. 8.250% 11/01/2016	30,000	30,075
Chesapeake Energy Corp. 6.875% 01/15/2016	452,000	459,910
Clayton William Energy 7.750% 08/01/2013	25,000	23,625
Compton Petroleum Finance Corp. 7.625% 12/01/2013	190,000	188,575
Forest Oil Corp. 7.750% 05/01/2014	130,000	133,250
Frontier Oil Corp. 6.625% 10/01/2011	100,000	100,250
Gaz Capital SA(c) 8.625% 04/28/2034	425,000	554,200
Newfield Exploration Co. 6.625% 09/01/2014	400,000	402,000
Pogo Producing Co. 7.875% 05/01/2013	60,000	60,750
The Premcor Refining Group, Inc. 9.500% 02/01/2013	186,000	200,175
Quicksilver Resources, Inc. 7.125% 04/01/2016	225,000	223,875
Range Resources Corp. 6.375% 03/15/2015	60,000	59,550
Range Resources Corp. 7.500% 05/15/2016	225,000	233,438
Sabine Pass LNG, LP(c) 7.250% 11/30/2013	145,000	148,263
Sabine Pass LNG, LP(c) 7.500% 11/30/2016	290,000	297,250
Stone Energy Corp. 6.750% 12/15/2014	250,000	233,750
Tesoro Corp. 6.250% 11/01/2012	95,000	96,900
Tesoro Corp. 6.625% 11/01/2015	95,000	96,900
Whiting Petroleum Corp. 7.250% 05/01/2012	200,000	196,500
		3,739,236
Oil & Gas Services — 0.1%
Basic Energy Services 7.125% 04/15/2016	60,000	59,550

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Hanover Compressor Co. 8.625% 12/15/2010	$200,000	$208,500
Hanover Equipment Trust, Class A 8.500% 09/01/2008	32,000	32,080
Universal Compression, Inc. 7.250% 05/15/2010	119,000	120,488
		420,618
Packaging & Containers — 0.7%
Ball Corp. 6.625% 03/15/2018	225,000	225,563
Berry Plastics Holding Corp. 8.875% 09/15/2014	80,000	82,400
Berry Plastics Holding Corp. FRN 9.230% 09/15/2014	80,000	81,800
Crown Americas, Inc. 7.750% 11/15/2015	205,000	216,788
Graham Packaging Co.(d) 9.875% 10/15/2014	386,000	399,510
Graphic Packaging International Corp. 8.500% 08/15/2011	312,000	323,700
Graphic Packaging International Corp. 9.500% 08/15/2013	95,000	101,650
Owens Brockway Glass Container, Inc. 7.750% 05/15/2011	108,000	111,780
Owens Brockway Glass Container, Inc. 8.750% 11/15/2012	298,000	314,018
Owens Brockway Glass Container, Inc. 8.875% 02/15/2009	190,000	193,800
Smurfit-Stone Container Enterprises, Inc. 8.250% 10/01/2012	100,000	101,125
Solo Cup Co.(d) 8.500% 02/15/2014	217,000	189,333
Stone Container Corp. 8.375% 07/01/2012	30,000	30,488
Tekni-Plex, Inc.(c) (d) 10.875% 08/15/2012	35,000	39,550
		2,411,505
Pharmaceuticals — 0.0%
Angiotech Pharmaceuticals, Inc. 7.750% 04/01/2014	60,000	55,350
Omnicare, Inc. 6.750% 12/15/2013	50,000	49,750

	Principal Amount	Market Value
Omnicare, Inc. 6.875% 12/15/2015	$65,000	$64,756
		169,856
Pipelines — 0.5%
Atlas Pipeline Partners LP 8.125% 12/15/2015	65,000	67,600
Copano Energy LLC 8.125% 03/01/2016	40,000	41,700
Dynegy Holdings, Inc. 6.875% 04/01/2011	159,000	160,193
Dynegy Holdings, Inc. 8.750% 02/15/2012	159,000	170,925
El Paso Production Holding Co. 7.750% 06/01/2013	409,000	430,602
Kinder Morgan Energy Partners, LP 7.300% 08/15/2033	606,000	661,740
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 6.250% 09/15/2015	25,000	25,030
Targa Resources, Inc.(c) 8.500% 11/01/2013	130,000	133,900
Williams Cos., Inc. 7.125% 09/01/2011	188,000	197,400
Williams Cos., Inc. 8.750% 03/15/2032	75,000	87,281
		1,976,371
Regional (State & Province) — 0.2%
Johor Corp., Series P3 MYR FRN(e) 1.000% 07/31/2012	1,870,000	573,437
Province Del Neuquen(c) 8.656% 10/18/2014	220,000	228,800
		802,237
Real Estate Investment Trusts (REITS) — 0.1%
FelCor Lodging, LP REIT FRN 8.500% 06/01/2011	201,000	215,573
Host Hotels & Resorts, Inc. LP REIT 6.375% 03/15/2015	140,000	140,525
Host Hotels & Resorts, LP 6.875% 11/01/2014	30,000	30,713
Ventas Realty LP Capital Corp. 6.750% 04/01/2017	60,000	61,500
		448,311

	Principal Amount	Market Value
Retail — 0.4%
Bon-Ton Stores, Inc.(d) 10.250% 03/15/2014	$305,000	$330,163
Buffets, Inc. 12.500% 11/01/2014	25,000	26,250
Inergy LP/Inergy Finance Corp. 8.250% 03/01/2016	40,000	42,400
Jean Coutu Group, Inc. 8.500% 08/01/2014	303,000	327,998
Linens 'N Things, Inc. FRN(d) 10.981% 01/15/2014	200,000	188,250
Neiman-Marcus Group, Inc. 9.000% 10/15/2015	135,000	148,838
Neiman-Marcus Group, Inc.(d) 10.375% 10/15/2015	90,000	101,138
Rent-A-Center, Inc. 7.500% 05/01/2010	100,000	101,000
Rite Aid Corp. 8.125% 05/01/2010	149,000	153,843
		1,419,880
Savings & Loans — 0.1%
Bank Plus Corp. 12.000% 07/18/2007	155,000	159,844
Ocwen Capital Trust 1 10.875% 08/01/2027	196,000	205,800
		365,644
Semiconductors — 0.2%
Freescale Semiconductor, Inc.(c) (d) 10.125% 12/15/2016	609,000	615,090
Sovereign — 0.3%
Canada Government CAD(e) 0.000% 11/01/2007	15,000	13,160
Canada Government CAD(e) 0.000% 05/03/2007	1,090,000	976,502
		989,662
Telecommunications — 2.2%
America Movil SA de CV MXN(c) (e) 8.460% 12/18/2036	9,100,000	840,995
American Cellular Corp., Series B 10.000% 08/01/2011	41,000	43,306
American Tower Corp. 7.500% 05/01/2012	153,000	159,503

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Centennial Cellular Operating Co./ Centennial Communications Corp. 10.125% 06/15/2013	$290,000	$313,200
Citizens Communications Co. 6.250% 01/15/2013	400,000	400,000
Cricket Communications, Inc.(c) 9.375% 11/01/2014	100,000	106,750
Dobson Communications Corp. 8.875% 10/01/2013	183,000	188,719
Dobson Communications Corp. FRN 9.606% 10/15/2012	40,000	41,200
Intelsat Bermuda, Ltd. 11.250% 06/15/2016	10,000	11,413
Intelsat Corp. 9.000% 06/15/2016	50,000	54,813
Intelsat Subsidiary Holding Co. Ltd. 8.250% 01/15/2013	100,000	104,000
Intelsat Subsidiary Holding Co. Ltd. FRN 8.875% 01/15/2015	140,000	149,625
Level 3 Financing, Inc.(c) 8.750% 02/15/2017	167,000	169,923
Level 3 Financing, Inc.(c) 9.250% 11/01/2014	230,000	238,913
Nextel Communications 7.375% 08/01/2015	200,000	206,895
Nordic Telephone Co. Holdings(c) 8.875% 05/01/2016	75,000	80,625
NTL Cable PLC(d) 9.125% 08/15/2016	50,000	53,375
PanAmSat Corp. 9.000% 08/15/2014	253,000	273,240
Qwest Capital Funding, Inc.(d) 7.250% 02/15/2011	100,000	102,375
Qwest Capital Funding, Inc. 7.900% 08/15/2010	96,000	100,320
Qwest Corp. 7.500% 10/01/2014	110,000	116,325
Qwest Corp. 8.875% 03/15/2012	360,000	397,800
Rogers Wireless Communications, Inc. 7.500% 03/15/2015	319,000	349,305

	Principal Amount	Market Value
Rogers Wireless Communications, Inc. 8.000% 12/15/2012	$6,000	$6,405
Rural Cellular Corp.(d) 9.750% 01/15/2010	405,000	418,163
Rural Cellular Corp. 9.875% 02/01/2010	132,000	139,590
Sprint Capital 8.750% 03/15/2032	1,511,000	1,783,201
Telefonica Del Peru SA PEN(c) (e) 8.000% 04/11/2016	828,300	292,956
Time Warner Telecom Holdings, Inc. 9.250% 02/15/2014	440,000	473,000
Valor Telecommunications Enterprises LLC/ Finance Corp. 7.750% 02/15/2015	60,000	64,693
West Corp.(c) 9.500% 10/15/2014	120,000	126,900
West Corp.(c) (d) 11.000% 10/15/2016	50,000	54,375
Windstream Corp. 8.625% 08/01/2016	80,000	87,800
Windstream Corp. 8.125% 08/01/2013	80,000	86,800
		8,036,503
Textiles — 0.1%
Collins & Aikman Floor Cover Co. 9.750% 02/15/2010	171,000	173,993
INVISTA(c) 9.250% 05/01/2012	220,000	233,750
		407,743
Transportation — 0.0%
PHI, Inc. 7.125% 04/15/2013	75,000	73,313
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc. 8.375% 05/15/2015	115,000	113,850
Venture Capital — 0.1%
Arch Western Finance LLC 6.750% 07/01/2013	219,000	217,358
TOTAL CORPORATE DEBT (Cost $93,814,360)		95,365,448

	Principal Amount	Market Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%
Financial Services
Collateralized Mortgage Obligations
Ace Securities Corp., Series 2005-HE7, Class A2B FRN 5.500% 11/25/2035	$100,000	$100,078
AESOP Funding II LLC, Series 2005-1A, Class A2 FRN(c) 5.380% 04/20/2009	50,000	49,988
Ameriquest Mortgage Securities, Inc., Series 2006-R2, Class A2A FRN 5.380% 04/25/2036	10,473	10,473
Argent Securities, Inc., Series 2004-W8, Class A2 FRN 5.800% 05/25/2034	205,328	206,419
Argent Securities, Inc., Series 2006-M3, Class A2B FRN 5.420% 10/25/2036	100,000	99,824
Argent Securities, Inc., Series 2006-W5, Class A2B FRN 5.420% 06/25/2036	140,000	139,913
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A2 4.501% 07/10/2043	200,000	196,293
Banc of America Funding Corp., Series 2004-2, Class 2A1 6.500% 07/20/2032	114,405	115,989
Banc of America Mortgage Securities, Series 2004-8, Class 5A1 6.500% 05/25/2032	108,780	110,408
Banc of America Mortgage Securities, Series 2005-E, Class 2A2 FRN 4.972% 06/25/2035	3,566	3,560
Centex Home Equity, Series 2005-A, Class AF3 FRN 4.140% 03/25/2028	57,998	57,744

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Centex Home Equity, Series 2005-D, Class AF1 FRN 5.040% 10/25/2035	$10,871	$10,832
Centex Home Equity, Series 2006-A, Class AV2 FRN 5.420% 06/25/2036	180,000	179,972
Chaseflex Trust, Series 2006-2, Class A1B FRN 5.420% 09/25/2036	77,807	77,828
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1, Class A2B FRN 5.536% 03/01/2036	50,000	49,808
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A2 FRN 5.420% 10/25/2036	80,000	79,955
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B 5.205% 12/11/2049	430,000	430,064
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1 6.500% 08/25/2032	264,466	268,315
Deutsche ALT, Series 2006-AB2, Class A7 VRN 5.961% 06/25/2036	169,457	168,984
Deutsche ALT, Series 2006-AB3, Class A7 VRN 6.360% 07/25/2036	47,977	47,998
Deutsche ALT, Series 2006-AB4, Class A1A VRN 6.005% 06/25/2008	409,191	409,483
First Franklin Mortgage Loan, Series, 2006-FF10, Class A3 FRN 5.410% 07/25/2036	120,000	119,929

	Principal Amount	Market Value
First Franklin Mortgage Loan, Series, 2006-FF9, Class 2A2 FRN 5.430% 06/25/2036	$60,000	$59,653
First Union- Lehman Brothers- Bank of America, Series 1998-C2, Class A2 6.560% 11/18/2035	114,606	115,289
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A2 4.853% 07/10/2045	120,000	119,025
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A3 6.869% 07/15/2029	11,993	11,981
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2 4.305% 08/10/2042	120,000	117,440
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2 5.117% 04/10/2037	130,000	129,689
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2 5.381% 07/10/2012	320,000	322,271
Household Home Equity Loan Trust, Series 2005-3, Class A1 FRN 5.580% 01/20/2035	82,649	82,613
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A2 4.575% 07/15/2042	50,000	49,185

	Principal Amount	Market Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A2 4.790% 10/15/2042	$170,000	$168,069
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A2S 5.305% 01/15/2049	380,000	380,714
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C9, Class A2 7.770% 10/15/2032	368,324	386,691
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1 VRN 6.716% 02/25/2032	257,428	260,893
LB Commercial Conduit Mortgage Trust, Series 199-C2, Class C 7.470% 10/15/2032	314,000	329,811
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2 7.950% 05/15/2025	372,938	396,022
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2 4.885% 09/15/2040	140,000	139,172
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A2 5.318% 02/15/2040	350,000	351,561
Lehman XS Trust, Series 2005-10, Class 2A3B FRN 5.550% 01/25/2036	87,096	86,687
Lehman XS Trust, Series 2005-2, Class 2A1B FRN 5.180% 08/25/2035	82,427	82,098
Lehman XS Trust, Series 2005-4, Class 2A1B FRN 5.170% 10/25/2035	73,003	72,690

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Malt, Series 2004-9, Class A3 FRN 4.700% 08/25/2034	$47,726	$47,359
MASTR Alternative Loans Trust, Series 2004-6, Class 10A1 6.000% 07/25/2034	161,128	161,433
Morgan Stanley Capital I, Series 1997-XL1, Class G(c) 7.695% 10/03/2030	535,000	501,724
Nomura Asset Securities Corp., Series 1998-D, Class A 6.590% 03/15/2030	436,812	439,703
Optim One Mortgage Loan Trust, Series 2006-2, Class 2A2 FRN 5.420% 07/25/2036	210,000	209,869
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2 6.360% 03/12/2034	373,000	387,172
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AF2 VRN 4.415% 04/25/2035	43,931	43,669
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A3 VRN 5.680% 01/25/2036	70,000	70,146
Residential Accredit Loans, Inc. Series 2006-QS5, Class 2A2 6.000% 05/25/2036	205,180	204,674
Residential Accredit Loans, Inc., Series 2003-QS1, Class A2 5.750% 01/25/2033	87,120	86,940
Residential Accredit Loans, Inc., Series 2006-QS13, Class 1A8 6.000% 09/25/2036	202,255	201,768

	Principal Amount	Market Value
Residential Asset Mortgage Products, Inc. Series 2006-RS4, Class A1 FRN 5.400% 07/25/2036	$55,941	$55,944
Residential Asset Mortgage Products, Inc., Series 2004-RS7, Class AI3 4.450% 07/25/2028	65,035	64,627
Residential Asset Securitization Trust, Series 2006-A9CB, Class A5 6.000% 09/25/2036	223,413	222,816
Residential Asset Securitization Trust, Series 2006-KS7, Class A2 FRN 5.420% 09/25/2036	150,000	149,942
Specialty Underwriting & Residential Finance, Series 2005-BC3, Class A2B 5.570% 06/25/2036	560,000	560,350
Structured Asset Investment Loan Trust, Series 2006-2, Class A1 FRN 5.380% 04/25/2036	46,670	46,648
Structured Asset Securities Corp., Series 2005-4XS, Class 3A1 FRN 5.180% 03/25/2035	82,178	82,108
Taganka Car Loan Finance PLC, Series 2006-1A, Class C FRN(c) 8.620% 11/14/2013	90,000	90,000
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2 4.782% 03/15/2042	220,000	217,718
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2 5.275% 11/15/2048	54,000	54,052

	Principal Amount	Market Value
Washington Mutual, Inc., Series 2005-AR8, Class 2AB1 FRN 5.570% 07/25/2045	$41,457	$41,467
Wells Fargo Home Equity Trust, Series 2006-2, Class A2 FRN 5.420% 07/25/2036	120,000	119,063
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,676,628)		10,654,603
SOVEREIGN DEBT OBLIGATIONS — 29.3%
Banks — 0.0%
Central Bank of Nigeria 5.092% 01/05/2010	68,778	13,756
Diversified Financial — 1.1%
Autopistas del Nordeste Cayman Ltd.(c) 9.390% 01/15/2026	531,491	564,709
Citigroup Funding, Inc.(c) 0.000% 02/21/2008- 03/20/2008	340,358	330,347
Citigroup Funding, Inc. 4.000% 05/18/2009	171,342	170,460
Citigroup Funding, Inc.(c) 15.000% 03/12/2012	238,031	252,232
Citigroup, Inc.(c) 0.000% 06/28/2007	169,546	172,157
Credit & Repackaged Securities, Ltd.(c) 0.000% 02/08/2037	4,000,000	173,200
Credit & Repackaged Securities, Ltd.(c) 7.000% 03/29/2017	3,500,000	621,825
Morgan Stanley(c) 0.000% 01/05/2022	1,887,048	439,682
Piazza Vittoria Finance FRN EUR(e) 4.454% 07/20/2010	868,706	1,184,218
Sphnyx Capital Markets EUR FRN(e) 0.000% 03/22/2012	76,224	98,306
		4,007,136
Financial Services — 0.0%
Washington Mutual, Inc., Series 2005-AR5, Class A1 VRN 4.675% 05/25/2035	27,123	27,100

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Regional (State & Province) — 1.1%
New South Wales Treasury Corp. AUD(e) 5.500% 03/01/2017	$1,390,000	$1,094,550
Wales Treasury AUD(e) 8.000% 03/01/2008	3,500,000	2,936,781
		4,031,331
Sovereign — 24.5%
Argentina Bonos 7.000% 09/12/2013	2,355,000	2,300,567
Argentine Republic 7.000% 10/03/2015	190,000	178,125
Argentine Republic ARS(e) 0.000% 12/21/2011	110,000	98,825
Argentine Republic ARS VRN(e) 2.000% 09/30/2014	3,259,000	1,202,817
Argentine Republic VRN 5.475% 08/03/2012	1,135,500	824,941
Bonos Y Oblig Del Estado EUR(e) 3.800% 01/31/2017	455,000	596,720
Bundesrepub Deutschland Series 05 EUR(e) 4.000% 01/04/2037	1,770,000	2,283,386
Canada Government CAD(e) 5.250% 06/01/2012	1,940,000	1,828,000
Central Bank of Argentina ARS VRN(e) (f) 2.000% 02/04/2018	666,000	329,248
Cert Di Credito Des Treasury EUR FRN(e) 4.000% 07/01/2009	3,270,000	4,473,233
Citigroup Funding, Inc.(c) 0.000% 03/10/2008	162,252	149,027
Deutsche Bank AG Egypt Treasury EGP(e) 0.000% 09/12/2007	1,480,000	251,327
Deutsche Bank AG Russia Treasury RUB(e) 0.000% 02/18/2008- 02/25/2008	32,570,000	1,196,174
Deutsche Bank AG Russia Treasury RUB(e) 7.100% 12/12/2008	7,090,000	284,094
Dominican Republic 0.000% 12/24/2007- 03/20/2008	6,530,000	186,419
Dominican Republic 9.040% 01/23/2018	437,191	508,671

	Principal Amount	Market Value
Dominican Republic(c) 9.500% 09/27/2011	$134,099	$144,023
Federal Republic of Germany EUR(e) 0.000% 07/18/2007- 09/12/2007	3,075,000	4,151,015
French Republic EUR(e) 0.000% 05/10/2007- 07/26/2007	855,000	1,162,487
French Republic EUR(e) 3.250% 04/25/2016	885,000	1,121,865
French Republic EUR(e) 4.000% 04/25/2055	1,225,000	1,564,386
Gol Russag Treasury RUB(e) 0.000% 05/13/2009	12,000,000	499,337
Hellenic Republic EUR(e) 4.600% 05/20/2013	1,035,000	1,433,886
Japan Government JPY(e) 0.800% 01/15/2009	333,000,000	2,784,759
Japan Government JPY(e) 0.900% 12/20/2012	155,000,000	1,269,901
Japan Government JPY(e) 1.500% 03/20/2015	165,000,000	1,382,795
Japan Government JPY(e) 2.300% 12/20/2036	224,000,000	1,877,753
Kazakhstan KZT(e) 7.250% 03/20/2009	52,200,000	433,563
Kingdom of Belgium EUR(e) 0.000% 05/10/2007	1,095,000	1,489,376
Kingdom of Belgium EUR(e) 5.000% 03/28/2035	445,000	665,516
Kingdom of Denmark DKK(e) 4.000% 08/15/2008- 11/15/2015	2,680,000	486,772
Kingdom of Denmark DKK(e) 7.000% 11/10/2024	255,000	61,761
Kingdom of Spain EUR(e) 0.000% 10/19/2007	1,190,000	1,590,230
Malaysia Government MYR(e) 4.720% 09/30/2015	1,280,000	399,224
Peru Bond Soberano PEN(e) 7.840% 08/12/2020	4,425,000	1,644,813
Peru Bond Soberano PEN(e) 8.200% 08/12/2026	2,375,000	931,725

	Principal Amount	Market Value
Poland Government Bond PLN(e) 4.250% 05/24/2011	$1,590,000	$554,869
Republic of Argentina V 7.000% 03/28/2011	2,459,000	2,472,525
Republic of Brazil 0.000% 02/20/2012	432,737	456,884
Republic of Brazil 6.000% 01/17/2017	775,000	789,725
Republic of Brazil 8.000% 01/15/2018	2,330,000	2,645,715
Republic of Brazil 8.750% 02/04/2025	965,000	1,266,080
Republic of Brazil 8.875% 10/14/2019	1,190,000	1,511,300
Republic of Brazil 10.500% 07/14/2014	1,052,000	1,359,710
Republic of Brazil BRL(e) 0.000% 08/18/2010	420,000	330,727
Republic of Bulgaria 8.250% 01/15/2015	260,000	308,230
Republic of Bulgaria(c) 8.25% 01/15/2015	250,000	296,130
Republic of Colombia 7.375% 09/18/2037	731,000	817,258
Republic of Colombia 8.125% 05/21/2024	205,000	244,668
Republic of Colombia 10.750% 01/15/2013	200,000	248,900
Republic of Colombia COP(e) 11.000% 07/24/2020	2,510,000,000	1,277,913
Republic of Colombia COP(e) 11.750% 03/01/2010	905,000,000	454,765
Republic of Colombia COP(e) 12.000% 10/22/2015	2,250,000,000	1,228,019
Republic of Costa Rica 9.995% 08/01/2020	172,000	229,190
Republic of Egypt 0.000% 02/28/2008	238,852	244,217
Republic of Egypt EGP(e) 0.000% 02/05/2008	990,000	162,945
Republic of El Salvador(c) 7.625% 09/21/2034	178,000	206,213
Republic of El Salvador(c) 7.650% 06/15/2035	305,000	352,275
Republic of Germany, EUR(e) 3.750% 07/04/2013	180,000	239,880
Republic of Ghana(c) 0.000% 04/02/2010	534,233	534,981

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Republic of Guatemala(c) 10.250% 11/08/2011	$108,000	$125,820
Republic of Indonesia(c) 6.750% 03/10/2014	430,000	449,888
Republic of Indonesia(c) 7.250% 04/20/2015	785,000	848,781
Republic of Indonesia(c) 8.500% 10/12/2035	340,000	417,350
Republic of Nigeria NGN(e) 0.000% 01/27/2009- 02/24/2009	31,700,000	271,876
Republic of Panama 6.700% 01/26/2036	395,000	418,503
Republic of Panama 7.250% 03/15/2015	425,000	465,375
Republic of Panama 9.375% 04/01/2029	500,000	681,250
Republic of Peru 0.000% 02/20/2011	235,000	244,145
Republic of Peru PEN(e) 8.600% 08/12/2017	1,109,000	426,883
Republic of Peru PEN(e) 9.910% 05/05/2015	2,393,000	961,883
Republic of Peru PEN(e) 12.250% 08/10/2011	386,000	152,608
Republic of Poland PLN(e) 08/12/2007	1,430,000	508,089
Republic of Poland PLN(e) 5.000% 10/24/2013	1,850,000	656,608
Republic of Poland PLN(e) 5.750% 09/23/2022	445,000	165,707
Republic of South Africa NGN(e) 9.250% 01/18/2008	30,900,000	250,085
Republic of the Philippines 6.375% 01/15/2032	330,000	321,338
Republic of the Philippines 7.750% 01/14/2031	435,000	492,638
Republic of the Philippines 9.000% 02/15/2013	540,000	620,325
Republic of Turkey 7.000% 09/26/2016	1,945,000	1,993,147
Republic of Turkey 7.250% 03/15/2015	1,210,000	1,261,425
Republic of Turkey 9.500% 01/15/2014	240,000	278,100

	Principal Amount	Market Value
Republic of Turkey TRY(e) 0.000% 08/13/2008	$4,195,000	$2,432,671
Republic of Turkey TRY(e) 16.000% 03/07/2012	1,525,000	1,098,668
Republic of Uruguay 4.250% 04/05/2027	7,600,000	328,177
Republic of Uruguay 5.000% 09/14/2018	7,520,000	364,312
Republic of Uruguay 7.625% 03/21/2036	690,000	771,075
Republic of Uruguay 8.000% 11/18/2022	1,135,000	1,302,413
Republic of Vietnam 0.000% 04/13/2017	5,800,000,000	362,726
Republic of Vietnam 10.500% 01/19/2017	2,318,000,000	155,655
Russian Federation 0.000% 12/02/2008	130,344	130,996
Russian Federation MXN(e) 6.450% 03/13/2034	700,000	243,560
Russian Federation RUB(e) 0.000% 02/20/2008- 04/19/2011	14,635,000	545,341
Russian Federation RUB(e) 7.250% 12/20/2009	7,090,000	284,187
Russian Federation RUB(e) 8.990% 03/26/2009	9,520,000	373,905
Russian Federation RUB(e) 9.000% 11/20/2008	10,000,000	385,707
Russian Federation RUB(e) 9.240% 02/21/2012	18,645,000	737,041
State of Israel ILS(e) 7.500% 03/31/2014	5,469,000	1,566,208
Ukraine Government 7.650% 06/11/2013	555,000	600,954
Ukraine Government International Bond Class A UAH(e) 0.000% 05/16/2007	620,000	125,174
Ukraine Government International Bond UAH(e) 0.000% 05/16/2007	620,000	125,174
United Kingdom GBP(e) 4.000% 03/07/2009	750,000	1,456,010
United Kingdom GBP(e) 5.000% 03/07/2008	730,000	1,448,636

	Principal Amount	Market Value
United Kingdom GBP(e) 6.000% 12/07/2028	$835,000	$1,952,663
United Mexican States MXN(e) 10.000% 11/20/2036	4,640,000	534,708
United Mexican States RUB(e) 6.670% 01/22/2009	11,850,000	460,747
		89,818,412
Sovereign Debt Obligations — 2.0%
Citi Sogen 7.500% 12/04/2008	275,714	277,093
CSS Borys Treasury UAH(e) 10.000% 04/19/2010	765,000	153,110
CSS FSK Trust RUB(e) 7.100% 12/12/2008	5,200,000	203,801
CSS Gazpru Trust RUB(e) 6.790% 10/29/2009	11,760,000	475,638
CSS Gazpru Trust RUB(e) 6.950% 08/06/2009	11,520,000	457,922
CSS ROMTB Trust RON(e) 0.000% 08/15/2007	3,230,000	1,294,391
CSS Rurail Trust RUB(e) 6.670% 01/22/2009	6,900,000	273,595
Deutsche Bank AG Borhis Treasury MXN(e) 6.100% 09/25/2035	441,262	147,715
Mer Rccf Treasury RUB(e) 10.500% 10/04/2008	13,000,000	505,209
Morgan Stanley Bccrd Treasury KZT(e) 8.350% 05/30/2008	69,000,000	576,772
Morgan Stanley Dean Writter Government of Ukraine Treasury 0.000% 02/01/2009	1,190,000	1,249,500
Moscow Sukhoi Treasury RUB(e) 7.850% 03/26/2017	17,000,000	660,657
UBS NIGB, Note NGN(e) 13.500% 09/18/2011	134,000,000	1,195,305
		7,470,708
Telecommunications — 0.6%
Ukraine Telecom Treasury 0.000% 08/19/2010- 08/20/2012	2,100,000	2,167,049
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $103,211,064)		107,535,492

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
STRUCTURED OBLIGATIONS — 4.5%
Banks — 0.1%
Dresdner Bank NY Lukoil of Russia, Credit Linked Nts. FRN 12/12/2011	$200,000	$201,160
JP Morgan Securities Ltd., Republic of Peru Unsec. Credit Linked Nts., PEN(c) (e) 09/02/2015	292,127	170,310
		371,470
Diversified Financial — 1.0%
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts.(c) 09/24/2007	293,940	284,284
Citigroup Global Markets Holdings, Inc., Republic of Argentina Bond Unsec. Credit Linked Nts.(c) 05/22/2008	72,115	76,662
Citigroup Global Markets Holdings, Inc., Republic of Argentina Unsec. Credit Linked Nts. 04/16/2010	303,908	233,067
Citigroup Global Markets Holdings, Inc., Republic of Colombia Unsec. Credit Linked Nts.(c) 11.000% 07/27/2020	128,592	163,210
Citigroup Global Markets Holdings, Inc., Republic of Nigeria Unsec. Credit Linked Nts.(c) 03/01/2011- 04/04/2011	928,328	1,065,650
Citigroup Global Markets Holdings, Inc., Ukraine Unsec. Credit Linked Nts. VRN(c) 01/04/2010	58,772	53,029

	Principal Amount	Market Value
Citigroup Global Markets Holdings, Inc., Unsec. Credit Linked Nts.(c) 07/22/2007	$212,083	$235,145
JP Morgan Securities Ltd., Republic of Brazil Unsec. Credit Linked Nts. 05/15/2045	1,180,000	954,333
Morgan Stanley, Republic of the Philippines Unsec. Credit Linked Nts.(c) 8.430% 09/20/2015	250,000	298,120
Morgan Stanley, Republic of Venezuela Unsec. Credit Linked Nts.(c) 3.480% 11/20/2015	150,000	168,248
		3,531,748
Sovereign — 3.4%
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts. 05/14/2007	170,015	169,593
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts.(c) 07/02/2007	68,966	68,035
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts. 22.000% 10/03/2011	98,802	128,800
Citigroup Global Markets Holdings, Inc., Republic of Egypt Unsec. Credit Linked Nts. 07/12/2007	177,017	190,743
Citigroup Global Markets Holdings, Inc., Republic of Egypt Unsec. Credit Linked Nts.(c) 2/16/2008	163,286	165,603
Credit Suisse First Boston, Republic of Indonesia Treasury Nts., IDR(e) 09/16/2011	2,600,000,000	317,533

	Principal Amount	Market Value
Credit Suisse First Boston, Ukraine Unsec. Credit Linked Nts. 01/20/2009	$540,000	$568,974
Credit Suisse First Boston, Ukraine Unsec. Credit Linked Nts., UAH(e) 12/30/2009	1,765,000	382,782
Credit Suisse First Boston, Ukraine Unsec. Credit Linked Nts., UAH(e) 11.940% 12/30/2009	2,650,000	573,567
Credit Suisse Turkgb Credit Linked Nts., TRY(e) 07/16/2008	1,110,000	652,568
Deutsche Bank AG Tmm Credit Linked Nts. 6.000% 09/01/2012	339,919	341,629
Deutsche Bank AG, Mexican Credit Linked Nts. MXN(e) 01/05/2011	4,279,933	391,787
Deutsche Bank AG, Mexican Credit Linked Nts. MXN(e) 9.520% 01/05/2011	1,695,274	155,344
Deutsche Bank AG, Republic of Columbia Obligation COP(e) 09/12/2014	287,000,000	158,313
Deutsche Bank AG, Republic of Indonesia Unsec. Credit Linked Nts. 14.250% 06/22/2013	229,333	296,459
JP Morgan Securities Ltd., Republic of Argentina Unsec. Credit Linked Nts. 12/19/2011	1,610,006	568,267
JP Morgan Securities Ltd., Republic of Brazil Real Credit Linked Nts., BRL(e) 06/01/2013	1,630,000	429,562
JP Morgan Securities Ltd., Republic of Brazil Real Unsec. Credit Linked Nts., BRL(e) 01/02/2015	10,985,700	2,471,431

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
JP Morgan Securities Ltd., Republic of Columbia Unsec. Credit Linked Nts., COP(e) 10/31/2016- 08/03/2020	$2,808,235	$933,139
Lehman Brothers, Romanian Unsec. Credit Linked Nts., RON(e) 03/10/2008- 04/18/2008	884,000	362,154
Lehman Brothers, Romanian Unsec. Credit Linked Nts., RON(e) 7.250% 04/18/2010	57,000	23,253
Morgan Stanley, Republic of the Philippines Unsec. Credit Linked Notes FRN(c) 06/20/2016	160,000	173,250
Morgan Stanley, Republic of the Philippines Unsec. Credit Linked Nts. 09/20/2015	2,400,000	2,912,928
UBS AG Stamford CT, Ghanaian Credit Linked Notes. 12/21/2011	185,000	200,113
		12,635,827
TOTAL STRUCTURED OBLIGATIONS (Cost $13,996,598)		16,539,045
U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.2%
Diversified Financial — 0.1%
Adelphia Recovery Trust	566,307	282,925
Federal Home Loan Bank — 2.2%
Federal Home Loan Bank 4.750% 04/24/2009	8,270,000	8,244,977
Other Agencies — 0.3%
Pass-Through Securities
Resolution Funding Corp. Principal Strip 01/15/2021	1,955,000	982,405

	Principal Amount	Market Value
U.S. Government Agencies — 23.6%
Collateralized Mortgage Obligations — 5.3%
FHLMC, Series 1360, Class PZ 7.500% 09/15/2022	$291,600	$292,368
FHLMC, Series 1628, Class LZ 6.500% 12/15/2023	365,114	377,418
FHLMC, Series 2035, Class PE 7.000% 03/15/2028	142,683	25,807
FHLMC, Series 2042, Class N 6.500% 03/15/2028	102,402	104,094
FHLMC, Series 2043, Class ZP 6.500% 04/15/2028	133,103	134,541
FHLMC, Series 2049, Class PL 7.000% 04/15/2028	889,026	148,127
FHLMC, Series 2055, Class ZM 6.500% 05/15/2028	65,473	66,798
FHLMC, Series 2080, Class Z 6.500% 08/15/2028	102,798	105,764
FHLMC, Series 2122, Class F FRN 5.770% 02/15/2029	237,061	239,028
FHLMC, Series 216, Class IO 6.000% 12/01/2031	83,521	17,603
FHLMC, Series 2177, Class SB FRN 3.600% 08/15/2029	734,574	72,228
FHLMC, Series 224, Class IO 6.000% 03/01/2033	241,304	54,113
FHLMC, Series 2279, Class PK 6.500% 01/15/2031	134,036	137,660
FHLMC, Series 2344, Class FP FRP 6.270% 08/15/2031	127,884	130,924
FHLMC, Series 2387, Class PD 6.000% 04/15/2030	14,011	14,017

	Principal Amount	Market Value
FHLMC, Series 2410, Class PF FRN 6.300% 02/15/2032	$376,437	$386,395
FHLMC, Series 2412, Class GF FRN 6.270% 02/15/2032	277,860	284,465
FHLMC, Series 2427, Class ZM 6.500% 03/15/2032	187,498	192,870
FHLMC, Series 243, Class 6 6.000% 12/15/2032	129,511	30,732
FHLMC, Series 2435, Class EQ 6.000% 05/15/2031	268,518	270,868
FHLMC, Series 2451, Class FD FRN 6.320% 03/15/2032	95,941	98,364
FHLMC, Series 2453, Class BD 6.000% 05/15/2017	156,631	159,512
FHLMC, Series 2461, Class PZ 6.500% 06/15/2032	222,977	227,380
FHLMC, Series 2464, Class FI FRN 6.320% 02/15/2032	76,586	78,764
FHLMC, Series 2470, Class LF FRN 6.320% 02/15/2032	76,166	78,337
FHLMC, Series 2471, Class FD FRN 6.320% 03/15/2032	142,892	146,854
FHLMC, Series 2517, Class GF FRN 6.320% 02/15/2032	86,696	89,161
FHLMC, Series 2551, Class LF FRN 5.820% 01/15/2033	372,260	376,840
FHLMC, Series 2583, Class PA 5.500% 03/15/2022	9,757	9,744
FHLMC, Series 2641, Class CE 3.500% 09/15/2025	135,584	132,557

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
FHLMC, Series 2727, Class UA 3.500% 10/15/2022	$77,636	$76,247
FHLMC, Series 2736, Class DB 3.300% 11/15/2026	595,388	578,861
FHLMC, Series 2777, Class PJ 4.000% 05/15/2024	78,433	77,375
FHLMC, Series 2802, Class AS FRN 1.930% 04/15/2033	263,575	14,991
FHLMC, Series 2819, Class S FRN 2.250% 06/15/2034	564,930	43,331
FHLMC, Series 2920, Class S FRN 1.350% 01/15/2035	323,390	15,780
FHLMC, Series 2934, Class NA 5.000% 04/15/2024	206,419	205,659
FHLMC, Series 2939, Class PE 5.000% 02/15/2035	658,000	619,206
FHLMC, Series 3000, Class SE FRN 0.800% 07/15/2025	440,536	15,823
FHLMC, Series 3004, Class SB FRN 0.800% 07/15/2035	582,021	19,489
FHLMC, Series 3025, Class SJ FRN 5.243% 08/15/2035	25,686	26,015
FHLMC, Series 3110, Class SL 0.830% 02/15/2026	454,619	15,390
FHLMC, Series 3138, Class PA 5.500% 02/15/2027	1,069,823	1,076,242
FNMA, Series 1999-54, Class LH 6.500% 11/25/2029	187,957	193,244
FNMA, Series 2001-44, Class QC 6.000% 09/25/2016	352,090	358,653

	Principal Amount	Market Value
FNMA, Series 2001-46, Class ZG 6.000% 09/25/2031	$884,367	$897,943
FNMA, Series 2001-50, Class NE 6.000% 08/25/2030	9,141	9,140
FNMA, Series 2001-51, Class OD 6.500% 10/25/2031	174,262	179,052
FNMA, Series 2001-68, Class FD FRN 5.820% 12/25/2031	1,019,352	1,029,666
FNMA, Series 2001-69, Class PF FRN 6.320% 12/25/2031	160,000	164,800
FNMA, Series 2001-70, Class LR 6.000% 09/25/2030	19,647	19,649
FNMA, Series 2001-80, Class Z 6.000% 01/25/2032	178,884	181,554
FNMA, Series 2001-82, Class ZA 6.500% 01/25/2032	76,956	79,460
FNMA, Series 2001-T10, Class IO VRN 0.450% 12/25/2041	6,128,653	77,438
FNMA, Series 2002-29, Class F FRN 6.320% 04/25/2032	80,798	83,104
FNMA, Series 2002-60, Class FH FRN 6.320% 08/25/2032	217,462	223,582
FNMA, Series 2002-64, Class FJ FRN 6.320% 04/25/2032	25,430	26,156
FNMA, Series 2002-66, Class FG FRN 6.320% 09/25/2032	544,603	559,867

	Principal Amount	Market Value
FNMA, Series 2002-68, Class 20 FRN 5.820% 10/18/2032	$75,275	$75,951
FNMA, Series 2002-89, Class S FRN 2.850% 01/25/2033	145,365	13,553
FNMA, Series 2002-9, Class PC 6.000% 03/25/2017	155,483	158,066
FNMA, Series 2003-116, Class FA FRN 5.720% 11/25/2033	36,928	37,171
FNMA, Series 2003-118, Class S, IO 4.270% 12/25/2033	360,061	39,808
FNMA, Series 2003-13, Class IO 7.000% 03/25/2033	178,248	39,959
FNMA, Series 2003-17, Class EQ 5.500% 03/25/2023	403,000	397,507
FNMA, Series 2003-23, Class EQ 5.500% 04/25/2023	331,000	326,426
FNMA, Series 2003-33, Class SP FRN 2.900% 05/25/2033	212,386	26,606
FNMA, Series 2003-4, Class S, IO FRN 2.900% 02/25/2033	109,337	11,939
FNMA, Series 2003-81, Class NB 4.500% 11/25/2014	490,000	484,322
FNMA, Series 2003-81, Class PU 4.000% 03/25/2025	162,419	159,791
FNMA, Series 2003-84, Class AJ 3.000% 04/25/2013	200,708	196,851

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
FNMA, Series 2003-84, Class GC 4.500% 05/25/2015	$590,000	$583,166
FNMA, Series 2003-84, Class PW 3.000% 06/25/2022	112,537	111,083
FNMA, Series 2004-101, Class BG 5.000% 01/25/2020	155,000	153,030
FNMA, Series 2004-52, Class JR 4.500% 07/25/2024	314,280	311,189
FNMA, Series 2004-W9, Class 2A2 7.000% 02/25/2044	77,573	80,176
FNMA, Series 2005-100, Class BQ 5.500% 11/25/2025	110,000	108,537
FNMA, Series 2005-105, Class SA 1.380% 12/25/2035	1,623,789	86,870
FNMA, Series 2005-40, Class SA, IO FRN 1.350% 05/25/2035	954,134	45,577
FNMA, Series 2005-40, Class SB, IO FRN 1.400% 05/25/2035	244,268	12,208
FNMA, Series 2005-71, Class DB 4.500% 08/25/2035	190,000	177,161
FNMA, Series 2005-71, Class SA, IO FRN 1.400% 08/25/2025	279,075	15,515
FNMA, Series 2005-85, Class SA 0.830% 10/25/2035	2,325,061	101,013
FNMA, Series 2005-87, Class SG FRN 1.350% 10/25/2035	1,313,391	74,788

	Principal Amount	Market Value
FNMA, Series 2006-11, Class PS FRN 5.060% 03/25/2036	$121,349	$122,368
FNMA, Series 2006-119, Class MS FRN 1.350% 12/25/2036	131,491	7,466
FNMA, Series 2006-33, Class SP FRN 1.850% 05/25/2036	1,209,742	101,042
FNMA, Series 2006-44, Class 0A 5.500% 12/25/2026	310,000	311,341
FNMA, Series 2006-46, Class SW FRN 4.693% 06/25/2036	158,386	156,625
FNMA, Series 2006-50, Class KS FRN 4.693% 06/25/2036	140,214	135,401
FNMA, Series 2006-50, Class SK FRN 4.693% 06/25/2036	171,172	167,264
FNMA, Series 2006-57, Class PA 5.500% 08/25/2027	424,317	426,089
FNMA, Series 2006-75, Class SA FRN 1.120% 08/25/2036	258,068	14,018
FNMA, Series 2006-90, Class SX 1.910% 09/25/2036	594,432	34,534
FNMA, Series 2055-87, Class SE FRN
0.700% 10/25/2035	1,776,273	59,474
FNMA, Series 254, Class 2 7.500% 01/01/2024	387,672	92,920
FNMA, Series 319, Class IO 6.500% 02/01/2032	1,224,055	283,749
FNMA, Series 324, Class 2, IO 6.500% 07/01/2032	228,984	52,221

	Principal Amount	Market Value
FNMA, Series 338, Class IO 5.500% 06/01/2033	$400,926	$91,860
FNMA, Series 342, Class IO 6.000% 09/01/2033	911,375	209,778
FNMA, Series 344, Class 2 6.000% 12/01/2033	111,693	25,658
FNMA, Series 346, Class 2 5.500% 12/01/2033	670,220	152,034
FNMA, Series 350, Class 2, IO 5.500% 02/01/2034	1,102,411	250,240
FNMA, Series SMBS, Class 321, IO 6.500% 04/01/2032	336,921	79,801
GNMA, Series 2000-12, Class ZA 8.000% 02/16/2030	1,043,000	1,126,731
GNMA, Series 2001-62, Class KZ 6.500% 12/16/2031	334,886	349,170
Total Collateralized Mortgage Obligations		19,429,097
Pass-Through Securities — 18.3%
FHLMC 3.375% 04/15/2009	6,240,000	6,068,722
FHLMC 4.500% 05/01/2019	867,999	842,468
FHLMC 4.750% 03/05/2012	6,190,000	6,168,557
FHLMC 5.000% 08/01/2033	475,400	460,637
FHLMC 5.250% 05/21/2009	5,910,000	5,956,161
FHLMC 6.000% 07/01/2024- 09/01/2024	317,614	321,298
FHLMC 6.500% 04/01/2018- 06/01/2035	2,450,502	2,519,663
FHLMC 7.000% 03/01/2031- 10/01/2031	158,682	166,184
FHLMC 7.500% 02/01/2032	37,370	38,834
FHLMC 8.500% 08/01/2031	23,647	25,419

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
FHLMC TBA(g) 5.000% 05/01/2037	$205,000	$198,129
FNMA(f) 0.000% 10/05/2007	610,000	596,510
FNMA 4.500% 05/01/2018- 08/01/2020	4,963,555	4,818,224
FNMA 5.000% 10/15/2011- 11/01/2033	8,764,605	8,610,309
FNMA 5.500% 03/01/2033- 01/01/2034	3,423,012	3,394,669
FNMA(d) 6.000% 05/15/2008- 11/01/2033	5,520,704	5,661,996
FNMA 6.500% 05/01/2017- 10/01/2034	1,905,942	1,964,642
FNMA 7.000% 11/01/2017- 04/01/2034	1,607,847	1,682,572
FNMA 7.250% 01/15/2010	1,120,000	1,188,689
FNMA 7.500% 02/01/2027- 03/01/2033	910,409	950,520
FNMA Interest Strip 6.000% 03/01/2033- 08/01/2035	449,596	102,069
FNMA TBA(g) 5.000% 05/01/2022- 05/01/2037	2,597,000	2,554,047
FNMA TBA(g) 5.500% 05/01/2022- 05/01/2037	5,418,000	5,366,703
FNMA TBA(g) 6.000% 05/01/2022- 05/01/2037	7,230,000	7,310,830
GNMA 13.000% 10/15/2015	88,016	100,695
GNMA 13.500% 06/15/2015	116,782	134,175
Total Pass-Through Securities		67,202,722
Total U.S. Government Agencies		86,631,819
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $96,447,342)		96,142,126
U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bonds — 0.0%
U.S. Treasury Bond(d) 4.500% 02/15/2036	50,000	47,430

	Principal Amount	Market Value
U.S. Treasury Notes — 3.4%
U.S. Treasury Note 4.500% 03/31/2009	$11,900,000	$11,873,969
U.S. Treasury Strips(f) 0.000% 02/15/2016	913,000	607,841
		12,481,810
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,522,698)		12,529,240
TOTAL BONDS & NOTES (Cost $333,128,031)		341,136,558
OPTIONS — 0.0%
Deutsche Bank Currency Basket Put, Expires 07/25/2007, Strike .95	4,250,000	6,800
TOTAL OPTIONS (Cost $36,125)		6,800
TOTAL LONG TERM INVESTMENTS (Cost $335,443,863)		343,764,626
SHORT-TERM INVESTMENTS — 13.1%
Cash Equivalents — 2.6%(i)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	118,924	118,924
American Beacon Money Market Fund(h)	388,273	388,273
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	297,310	297,310
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	148,655	148,655
Bank of America 5.270% 05/07/2007	148,655	148,655
Bank of America 5.270% 05/08/2007	148,655	148,655
Bank of America 5.270% 06/18/2007	74,328	74,328
Bank of America 5.270% 06/19/2007	74,328	74,328
Bank of America 5.310% 05/17/2007	44,597	44,597
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	133,790	133,790

	Principal Amount	Market Value
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	$44,597	$44,597
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	118,924	118,924
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	89,193	89,193
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	59,462	59,462
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	148,655	148,655
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	29,731	29,731
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	29,731	29,731
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	29,731	29,731
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	118,924	118,924
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	133,790	133,790
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	104,059	104,059
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	148,655	148,655
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	59,462	59,462
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	44,597	44,597
BGI Institutional Money Market Fund(h)	104,059	104,059
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	104,059	104,059
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	74,328	74,328
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	273,525	273,525

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	$74,328	$74,328
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	296,052	296,052
Den Danske Bank Commercial Paper 5.282% 05/23/2007	147,395	147,395
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	148,655	148,655
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	74,328	74,328
Dreyfus Cash Management Plus Money Market Fund(h)	89,193	89,193
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	148,655	148,655
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	89,193	89,193
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	89,193	89,193
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	163,521	163,521
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	148,655	148,655
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	74,328	74,328
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	148,655	148,655
Freddie Mac Agency Discount Note 5.184% 06/25/2007	29,267	29,267
Goldman Sachs Financial Square Prime Obligations Money Market Fund(h)	17,263	17,263
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	118,924	118,924

	Principal Amount	Market Value
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	$178,386	$178,386
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	148,655	148,655
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	288,391	288,391
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	222,983	222,983
Morgan Stanley & Co. 5.320% 08/01/2007	133,790	133,790
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	74,328	74,328
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	89,193	89,193
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	193,252	193,252
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	222,983	222,983
Reserve Primary Money Market Fund(h)	282,445	282,445
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	237,848	237,848
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	44,597	44,597
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	59,462	59,462
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	118,924	118,924
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	178,386	178,386
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	104,059	104,059
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	118,924	118,924

	Principal Amount	Market Value
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	$74,328	$74,328
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	89,193	89,193
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	74,328	74,328
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	89,193	89,193
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	118,924	118,924
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	7,005	7,005
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	193,252	193,252
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	14,866	14,866
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	297,310	297,310
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	297,310	297,310
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	148,655	148,655
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	89,193	89,193
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	148,655	148,655
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	148,655	148,655
		9,638,075
Discount Notes — 5.4%
FHLMC 4.945% 02/04/2008	1,750,000	1,682,933
FHLMC 5.080% 08/20/2007	18,490,000	18,200,385
		19,883,318

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Repurchase Agreements — 5.1%
Investors Bank & Trust Company Repurchase Agreement, dated 4/30/2007, 3.51%, due 5/1/2007(j)	$18,551,194	$18,551,194
TOTAL SHORT-TERM INVESTMENTS (Cost $48,072,587)		48,072,587
TOTAL INVESTMENTS — 106.8% (Cost $383,516,450)(k)		391,837,213
Other Assets/ (Liabilities) — (6.8%)		(25,065,749)
NET ASSETS — 100.0%		$366,771,464

Notes to Portfolio of Investments

ARS - Argentine Peso

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

COP - Colombian Peso

DKK - Danish Krone

EGP - Egyptian Pound

EUR - Euro

FRN - Floating Rate Note

GBP - British Pound

IDR - Indonesian Rupiah

ILS - Israeli Shekel

JPY - Japanese Yen

KZT - Kazakhstan Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigeria Naira

PEN - Peruvian New Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - New Romanian Leu

RUB - Russian Ruble

TBA - To be announced

TRY - New Turkish Lira

UAH - Ukraine Hryvnia

VRN - Variable Rate Note

(a)  Non-income producing security.

(b)  This security is valued in good faith under procedures established by the Board of Trustees.

(c)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to a value of $36,153,652 or 9.9% of net assets.

(d)  Denotes all or a portion of security on loan. (Note 2).

(e)  The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(f)  This security is held as collateral for open futures contracts. (Note 2).

(g)  A portion of this security is purchased on a forward commitment basis. (Note 2).

(h)  Amount represents shares owned of the fund.

(i)  Represents investments of security lending collateral. (Note 2).

(j)  Maturity value of $18,553,002. Collateralized by a U.S. Government Agency obligation with a rate of 4.839%, maturity date of 7/01/2035, and an aggregate market value, including accrued interest of $19,478,753.

(k)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

April 30, 2007 (Unaudited)

	Principal Amount	Market Value
BONDS & NOTES — 96.6%
CORPORATE DEBT — 96.6%
Advertising — 2.4%
RH Donnelley Corp. 8.875% 01/15/2016	$1,700,000	$1,844,500
Vertis, Inc., Series B(a) 10.875% 06/15/2009	2,545,000	2,522,731
		4,367,231
Aerospace & Defense — 0.6%
Transdigm, Inc.(b) 7.750% 07/15/2014	1,000,000	1,037,500
Auto Manufacturers — 1.7%
General Motors Corp.(a) 8.250% 07/15/2023	3,490,000	3,158,450
Automotive & Parts — 7.1%
Affinia Group, Inc. 9.000% 11/30/2014	3,225,000	3,321,750
American Tire Distributor FRN(b) 11.599% 04/01/2012	1,000,000	1,020,000
The Goodyear Tire & Rubber Co. 9.000% 07/01/2015	2,300,000	2,535,750
Stanadyne Corp. 10.000% 08/15/2014	1,300,000	1,391,000
Tenneco Automotive, Inc.(a) 8.625% 11/15/2014	2,300,000	2,443,750
Titan International, Inc.(b) 8.000% 01/15/2012	425,000	439,875
United Components, Inc. 9.375% 06/15/2013	1,850,000	1,924,000
		13,076,125
Building Materials — 1.0%
Interline Brands, Inc. 8.125% 06/15/2014	1,700,000	1,768,000
Chemicals — 0.7%
PQ Corp. 7.500% 02/15/2013	1,275,000	1,341,937
Coal — 0.3%
Massey Energy Co. 6.875% 12/15/2013	500,000	482,500
Commercial Services — 10.3%
Aramark Corp.(b) 8.500% 02/01/2015	650,000	680,062
Aramark Corp. FRN(b) 8.860% 02/01/2015	650,000	667,875

	Principal Amount	Market Value
Cenveo Corp. 7.875% 12/01/2013	$3,350,000	$3,358,375
Chemed Corp. 8.750% 02/24/2011	1,300,000	1,356,875
Iron Mountain, Inc.(a) 8.750% 07/15/2018	2,650,000	2,875,250
Mac-Gray Corp. 7.625% 08/15/2015	900,000	918,000
Rental Service Corp.(b) 9.500% 12/01/2014	1,800,000	1,912,500
Service Corp. International 7.000% 06/15/2017	1,700,000	1,691,500
United Rentals North America, Inc. 7.750% 11/15/2013	1,250,000	1,300,000
Valassis Communications, Inc.,(b) 8.250% 03/01/2015	1,930,000	1,896,225
Williams Scotsman, Inc. 8.500% 10/01/2015	2,200,000	2,332,000
		18,988,662
Diversified Financial — 9.1%
DJ CDX NA HY(b) 7.625% 06/29/2012	5,000,000	4,978,000
Ford Motor Credit Co. 5.625% 10/01/2008	2,530,000	2,490,259
Ford Motor Credit Co. 8.000% 12/15/2016	800,000	782,379
General Motors Acceptance Corp. 6.750% 12/01/2014	1,950,000	1,922,998
General Motors Acceptance Corp. 8.000% 11/01/2031	975,000	1,046,502
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.(a) (b) 9.750% 04/01/2017	2,010,000	2,155,725
Idearc, Inc.(b) 8.000% 11/15/2016	1,580,000	1,647,150
KAR Holdings, Inc.,(b) 10.000% 05/01/2015	1,850,000	1,917,062
		16,940,075
Electric — 2.8%
AES Corp. 8.750% 06/15/2008	142,000	146,082
AES Corp. 8.875% 02/15/2011	1,250,000	1,350,000

	Principal Amount	Market Value
Edison Mission Energy Corp. 7.750% 06/15/2016	$140,000	$147,350
NRG Energy, Inc. 7.375% 02/01/2016	1,350,000	1,402,312
Sierra Pacific Resources 6.750% 08/15/2017	940,000	964,388
Tenaska Alabama Partners LP(b) 7.000% 06/30/2021	1,237,527	1,249,902
		5,260,034
Engineering & Construction — 0.4%
North American Energy Partners, Inc. 8.750% 12/01/2011	775,000	798,250
Entertainment — 3.5%
AMC Entertainment, Inc.(a) 11.000% 02/01/2016	2,315,000	2,656,462
Diamond Jo LLC 8.750% 04/15/2012	900,000	895,500
Mohegan Tribal Gaming Authority 6.375% 07/15/2009	1,000,000	1,000,000
Tunica-Biloxi Gaming Authority(b) 9.000% 11/15/2015	1,800,000	1,912,500
		6,464,462
Environmental Controls — 2.0%
Allied Waste North America, Inc.(a) 6.125% 02/15/2014	1,500,000	1,471,875
Waste Services, Inc. 9.500% 04/15/2014	2,200,000	2,321,000
		3,792,875
Foods — 0.7%
Land O' Lakes, Inc. 8.750% 11/15/2011	430,000	447,200
Land O' Lakes, Inc. 9.000% 12/15/2010	500,000	529,375
Stater Brothers Holdings(b) 7.750% 04/15/2015	350,000	359,625
		1,336,200
Forest Products & Paper — 1.6%
Newark Group, Inc. 9.750% 03/15/2014	2,725,000	2,823,781
Rock-Tenn Co. 8.200% 08/15/2011	150,000	158,250
		2,982,031

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Health Care – Services — 2.0%
HCA, Inc.(b) 9.250% 11/15/2016	$3,450,000	$3,760,500
Holding Company – Diversified — 0.4%
Leucadia National Corp. 7.000% 08/15/2013	750,000	751,875
Home Furnishing — 1.4%
ALH Finance LLC/ ALH Finance Corp. 8.500% 01/15/2013	2,655,000	2,668,275
Iron & Steel — 1.3%
Steel Dynamics, Inc.(b) 6.750% 04/01/2015	650,000	651,625
Tube City IMS Corp.(b) 9.750% 02/01/2015	1,630,000	1,719,650
		2,371,275
Lodging — 1.4%
MGM Mirage 6.750% 09/01/2012	750,000	750,938
Park Place Entertainment Corp. 7.000% 04/15/2013	45,000	47,869
Station Casinos, Inc. 6.625% 03/15/2018	2,000,000	1,830,000
		2,628,807
Machinery – Diversified — 2.1%
Stewart & Stevenson LLC(b) 10.000% 07/15/2014	3,750,000	3,946,875
Manufacturing — 1.4%
Bombardier, Inc.(b) 6.300% 05/01/2014	2,725,000	2,629,625
Media — 5.4%
Cablevision Systems Corp., Series B 8.000% 04/15/2012	2,750,000	2,818,750
CCH I LLC 11.125% 01/15/2014	5,340,000	5,193,150
Mediacom Broadband LLC 8.500% 10/15/2015	2,000,000	2,080,000
		10,091,900
Metal Fabricate & Hardware — 1.9%
Trimas Corp. 9.875% 06/15/2012	3,300,000	3,423,750
Mining — 1.2%
Freeport-McMoran Copper & Gold, Inc. 8.375% 04/01/2017	1,985,000	2,171,094
Oil & Gas — 9.2%
Brigham Exploration Co. 9.625% 05/01/2014	1,500,000	1,515,000

	Principal Amount	Market Value
Brigham Exploration Co.,(b) 9.625% 05/01/2014	$1,780,000	$1,802,250
Chaparral Energy, Inc.(b) 8.875% 02/01/2017	2,500,000	2,562,500
Chesapeake Energy Corp. 6.500% 08/15/2017	1,810,000	1,800,950
Clayton William Energy 7.750% 08/01/2013	1,750,000	1,653,750
Exco Resources, Inc. 7.250% 01/15/2011	1,505,000	1,508,763
Mariner Energy, Inc. 8.000% 05/15/2017	2,810,000	2,827,563
Petrohawk Energy Corp. 9.125% 07/15/2013	2,225,000	2,383,531
Quicksilver Resources, Inc. 7.125% 04/01/2016	950,000	945,250
		16,999,557
Oil & Gas Services — 0.9%
Basic Energy Services 7.125% 04/15/2016	1,600,000	1,588,000
Packaging & Containers — 4.8%
Graham Packaging Co.(a) 9.875% 10/15/2014	3,600,000	3,726,000
Packaging Dynamics Finance Corp.(b) 10.000% 05/01/2016	2,625,000	2,647,969
Pliant Corp.(a) 11.125% 09/01/2009	1,300,000	1,322,750
Pregis Corp.(a) (b) 12.375% 10/15/2013	1,000,000	1,100,000
		8,796,719
Pipelines — 5.6%
Atlas Pipeline Partners LP 8.125% 12/15/2015	400,000	416,000
Dynegy Holdings, Inc. 8.375% 05/01/2016	2,720,000	2,866,200
Kinder Morgan Finance 5.700% 01/05/2016	2,600,000	2,490,030
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Series B 6.875% 11/01/2014	1,390,000	1,365,675
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 6.250% 09/15/2015	350,000	350,418
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	700,000	728,994

	Principal Amount	Market Value
Tennessee Gas Pipeline 7.000% 03/15/2027	$1,300,000	$1,401,566
Williams Cos., Inc. 7.125% 09/01/2011	250,000	262,500
Williams Cos., Inc. Series A 7.500% 01/15/2031	500,000	530,000
		10,411,383
Retail — 5.4%
Dave & Buster's, Inc. 11.250% 03/15/2014	2,500,000	2,631,250
Inergy LP/Inergy Finance Corp. 8.250% 03/01/2016	1,025,000	1,086,500
Neiman-Marcus Group, Inc.(a) 10.375% 10/15/2015	2,050,000	2,303,688
OSI Restaurant Partners, Inc.,(b) 9.625% 05/15/2015	325,000	334,344
Rent-A-Center, Inc. 7.500% 05/01/2010	1,000,000	1,010,000
Sbarro, Inc.(a) (b) 10.375% 02/01/2015	2,500,000	2,618,750
		9,984,532
Telecommunications — 6.8%
Cincinnati Bell, Inc. 8.375% 01/15/2014	1,800,000	1,842,750
Hawaiian Telcom Communications(a) 12.500% 05/01/2015	3,050,000	3,431,250
Insight Midwest LP/Insight Capital, Inc. 9.750% 10/01/2009	194,000	197,153
NTL Cable PLC 9.125% 08/15/2016	3,565,000	3,805,638
Qwest Capital Funding, Inc. 7.000% 08/03/2009	650,000	660,563
Qwest Communications International, Inc. 7.500% 02/15/2014	1,150,000	1,187,375
Qwest Corp. 7.500% 10/01/2014	200,000	211,500
Qwest Corp. 8.875% 03/15/2012	125,000	138,125
Stratos Global Corp. 9.875% 02/15/2013	985,000	1,066,263
		12,540,617
Transportation — 1.2%
Quality Distribution LLC/ QD Capital Corp. 9.000% 11/15/2010	1,665,000	1,619,213

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Quality Distribution LLC/ QD Capital Corp. FRN 9.856% 01/15/2012	$650,000	$659,750
		2,278,963
TOTAL BONDS & NOTES (Cost $173,212,221)		178,838,079
SHORT-TERM INVESTMENTS — 17.6%
Cash Equivalents — 13.7%(d)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	313,499	313,499
American Beacon Money Market Fund(c)	1,023,553	1,023,553
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	783,747	783,747
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	391,873	391,873
Bank of America 5.270% 05/07/2007	391,873	391,873
Bank of America 5.270% 05/08/2007	391,873	391,873
Bank of America 5.270% 06/18/2007	195,937	195,937
Bank of America 5.270% 06/19/2007	195,937	195,937
Bank of America 5.310% 05/17/2007	117,562	117,562
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	352,686	352,686
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	117,562	117,562
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	313,499	313,499
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	235,124	235,124
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	156,749	156,749
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	391,873	391,873

	Principal Amount	Market Value
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	$78,375	$78,375
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	78,375	78,375
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	78,375	78,375
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	313,499	313,499
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	352,686	352,686
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	274,311	274,311
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	391,873	391,873
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	156,749	156,749
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	117,562	117,562
BGI Institutional Money Market Fund(c)	274,311	274,311
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	274,311	274,311
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	195,937	195,937
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	721,047	721,047
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	195,937	195,937
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	780,429	780,429
Den Danske Bank Commercial Paper 5.282% 05/23/2007	388,553	388,553
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	391,873	391,873

	Principal Amount	Market Value
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	$195,937	$195,937
Dreyfus Cash Management Plus Money Market Fund(c)	235,124	235,124
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	391,874	391,874
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	235,124	235,124
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	235,124	235,124
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	431,061	431,061
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	391,873	391,873
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	195,937	195,937
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	391,873	391,873
Freddie Mac Agency Discount Note 5.184% 06/25/2007	77,153	77,153
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)	45,507	45,507
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	313,499	313,499
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	470,248	470,248
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	391,873	391,873
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	760,234	760,234
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	587,810	587,810
Morgan Stanley & Co. 5.320% 08/01/2007	352,686	352,686

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	$195,937	$195,937
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	235,124	235,124
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	509,435	509,435
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	587,810	587,810
Reserve Primary Money Market Fund(c)	744,560	744,560
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	626,998	626,998
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	117,563	117,563
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	156,749	156,749
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	313,499	313,499
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	470,248	470,248
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	274,311	274,311
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	313,499	313,499
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	195,937	195,937
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	235,124	235,124
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	195,937	195,937
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	235,124	235,124
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	313,499	313,499

	Principal Amount	Market Value
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	$18,466	$18,466
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	509,435	509,435
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	39,187	39,187
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	783,747	783,747
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	783,747	783,747
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	391,873	391,873
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	235,124	235,124
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	391,873	391,873
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	391,874	391,874
		25,407,167
Commercial Paper — 3.9%
Kinder Morgan Energy Partners, LP(b) 5.320% 05/02/2007	2,001,000	2,000,704
Lennar Corp. 5.320% 05/01/2007	5,261,000	5,261,000
		7,261,704
TOTAL SHORT-TERM INVESTMENTS (Cost $32,668,871)		32,668,871
TOTAL INVESTMENTS — 114.2% (Cost $205,881,092)(e)		211,506,950
Other Assets/ (Liabilities) — (14.2%)		(26,252,076)
NET ASSETS — 100.0%		$185,254,874

Notes to Portfolio of Investments

FRN - Floating Rate Note

(a)  Denotes all or a portion of security on loan. (Note 2).

(b)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to a value of $47,648,793 or 25.7% of net assets.

(c)  Amount represents shares owned of the fund.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

April 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 63.6%
COMMON STOCK — 63.6%
Advertising — 0.3%
Omnicom Group, Inc.	5,800	$607,318
Aerospace & Defense — 2.2%
Boeing Co.	14,400	1,339,200
General Dynamics Corp.	4,200	329,700
L-3 Communications Holdings, Inc.	3,100	278,783
Lockheed Martin Corp.	4,800	461,472
Northrop Grumman Corp.	3,500	257,635
Raytheon Co.	14,400	770,976
Rockwell Collins, Inc.	1,300	85,371
United Technologies Corp.	16,000	1,074,080
		4,597,217
Agriculture — 0.8%
Altria Group, Inc.	15,400	1,061,368
Reynolds American, Inc.(a)	1,400	89,964
UST, Inc.(a)	8,200	464,776
		1,616,108
Airlines — 0.0%
Southwest Airlines Co.	500	7,175
Apparel — 0.4%
Coach, Inc.(b)	2,600	126,958
Jones Apparel Group, Inc.	12,300	410,697
Liz Claiborne, Inc.	800	35,776
Nike, Inc. Cl. B	2,400	129,264
Polo Ralph Lauren Corp.(a)	1,500	138,165
VF Corp.	400	35,124
		875,984
Auto Manufacturers — 0.4%
Ford Motor Co.(a)	13,900	111,756
General Motors Corp.(a)	21,600	674,568
Paccar, Inc.	100	8,398
		794,722
Automotive & Parts — 0.1%
Johnson Controls, Inc.	1,400	143,262
Banks — 3.5%
Bank of America Corp.	58,864	2,996,178
The Bank of New York Co., Inc.	4,500	182,160
BB&T Corp.	3,300	137,346
Capital One Financial Corp.(a)	1,442	107,083
Comerica, Inc.	1,200	74,292
Compass Bancshares, Inc.	800	54,544
Fifth Third Bancorp(a)	3,400	138,006

	Number of Shares	Market Value
First Horizon National Corp.	800	$31,368
Huntington Bancshares, Inc.(a)	9,100	201,838
KeyCorp	2,500	89,200
M&T Bank Corp.	600	66,804
Marshall and Ilsley Corp.	1,600	76,832
Mellon Financial Corp.	2,700	115,911
National City Corp.(a)	15,800	577,490
Northern Trust Corp.	700	44,065
PNC Financial Services Group, Inc.	2,200	163,020
Regions Financial Corp.	4,397	154,291
SunTrust Banks, Inc.	2,200	185,724
Synovus Financial Corp.(a)	2,000	63,120
U.S. Bancorp	11,400	391,590
Wachovia Corp.	12,290	682,587
Wells Fargo & Co.	22,700	814,703
Zions Bancorp	600	49,080
		7,397,232
Beverages — 1.2%
Anheuser-Busch Cos., Inc.	5,300	260,707
The Coca-Cola Co.	6,700	349,673
Coca-Cola Enterprises, Inc.(a)	4,600	100,924
Molson Coors Brewing Co. Cl. B	7,200	678,816
The Pepsi Bottling Group, Inc.	11,500	377,315
PepsiCo, Inc.	11,500	760,035
		2,527,470
Biotechnology — 0.1%
Biogen Idec, Inc.(b)	6,200	292,702
Celgene Corp.(b)	100	6,116
		298,818
Building Materials — 0.1%
American Standard Cos., Inc.	1,300	71,578
Masco Corp.	1,700	46,257
		117,835
Chemicals — 1.0%
Air Products & Chemicals, Inc.	800	61,200
Ashland, Inc.	6,300	377,685
The Dow Chemical Co.	7,000	312,270
Du Pont (E.I.) de Nemours & Co.	6,200	304,854
Hercules, Inc.(b)	19,800	373,032

	Number of Shares	Market Value
International Flavors & Fragrances, Inc.	600	$29,202
Monsanto Co.	3,600	212,364
PPG Industries, Inc.	700	51,506
Praxair, Inc.	1,300	83,915
Rohm & Haas Co.	1,100	56,287
The Sherwin-Williams Co.	3,100	197,687
Sigma-Aldrich Corp.	900	37,872
		2,097,874
Coal — 0.0%
CONSOL Energy, Inc.	100	4,187
Commercial Services — 0.9%
Apollo Group, Inc. Cl. A(b)	1,000	47,300
Convergys Corp.(b)	27,000	682,020
Donnelley (R.R.) & Sons Co.	1,000	40,200
Equifax, Inc.	700	27,860
McKesson Corp.	14,000	823,620
Monster Worldwide, Inc.(b)	100	4,205
Moody's Corp.	1,700	112,404
Robert Half International, Inc.	300	9,990
Western Union	5,400	113,670
		1,861,269
Computers — 3.5%
Apple, Inc.(b)	16,300	1,626,740
Dell, Inc.(b)	9,500	239,495
Electronic Data Systems Corp.	8,200	239,768
EMC Corp.(b)	14,900	226,182
Hewlett-Packard Co.	36,500	1,538,110
International Business Machines Corp.	23,100	2,361,051
Lexmark International, Inc. Cl. A(b)	13,700	746,650
NCR Corp.(b)	1,400	70,560
Network Appliance, Inc.(b)	2,900	107,909
SanDisk Corp.(b)	100	4,345
Sun Microsystems, Inc.(b)	24,500	127,890
		7,288,700
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.	3,700	250,638
The Estee Lauder Cos., Inc. Cl. A	1,000	51,420
The Procter & Gamble Co.	25,518	1,641,063
		1,943,121

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Diversified Financial — 6.1%
American Express Co.	8,700	$527,829
Ameriprise Financial, Inc.	1,540	91,584
The Bear Stearns Cos., Inc.(a)	3,900	607,230
The Charles Schwab Corp.	400	7,648
Chicago Mercantile Exchange Holdings, Inc.(a)	200	103,350
CIT Group, Inc.(a)	8,500	507,025
Citigroup, Inc.	47,100	2,525,502
Countrywide Financial Corp.(a)	3,698	137,122
E*TRADE Financial Corp.(b)	100	2,208
Fannie Mae	5,900	347,628
Franklin Resources, Inc.	1,200	157,572
Freddie Mac	2,500	161,950
The Goldman Sachs Group, Inc.	7,600	1,661,436
JP Morgan Chase & Co.	53,800	2,802,980
Janus Capital Group, Inc.	400	10,008
Legg Mason, Inc.	100	9,919
Lehman Brothers Holdings, Inc.	3,000	225,840
Merrill Lynch & Co., Inc.	19,300	1,741,439
Morgan Stanley	14,400	1,209,744
		12,838,014
Electric — 2.4%
AES Corp.(b)	2,400	52,776
Ameren Corp.	1,400	73,598
American Electric Power Co., Inc.	2,700	135,594
CenterPoint Energy, Inc.	1,800	33,894
Consolidated Edison, Inc.(a)	3,900	199,914
Constellation Energy Group, Inc.	1,300	115,856
Dominion Resources, Inc.	2,200	200,640
DTE Energy Co.	13,300	672,847
Duke Energy Corp.(a)	12,064	247,553
Edison International	11,500	602,025
Entergy Corp.	1,400	158,396
Exelon Corp.	4,100	309,181
FirstEnergy Corp.	1,900	130,036
FPL Group, Inc.	2,900	186,673
Integrys Energy Group, Inc.	500	28,050
PG&E Corp.	10,600	536,360
Pinnacle West Capital Corp.	800	38,632
PPL Corp.	2,600	113,386
Progress Energy, Inc.	1,700	85,935
Public Service Enterprise Group, Inc.	1,700	146,965
Southern Co.	6,400	241,856

	Number of Shares	Market Value
Teco Energy, Inc.	6,700	$120,265
TXU Corp.	3,000	196,740
Xcel Energy, Inc.	20,600	496,254
		5,123,426
Electrical Components & Equipment — 0.1%
Emerson Electric Co.	6,200	291,338
Molex, Inc.	100	2,988
		294,326
Electronics — 0.1%
Agilent Technologies, Inc.(b)	3,000	103,110
Applera Corp. - Applied Biosystems Group	1,100	34,364
Jabil Circuit, Inc.	100	2,330
PerkinElmer, Inc.	1,000	24,200
Waters Corp.(b)	1,000	59,430
		223,434
Engineering & Construction — 0.0%
Fluor Corp.	100	9,562
Environmental Controls — 0.0%
Allied Waste Industries, Inc.(a) (b)	7,800	104,286
Foods — 1.4%
Campbell Soup Co.	8,400	328,440
ConAgra Foods, Inc.	3,000	73,740
Dean Foods Co.	3,800	138,434
General Mills, Inc.	3,500	209,650
Heinz (H. J.) Co.	3,500	164,885
Kellogg Co.	1,000	52,910
Kraft Foods, Inc. Cl. A	11,695	391,432
The Kroger Co.	26,300	776,113
McCormick & Co., Inc.	1,000	37,120
Safeway, Inc.	3,700	134,310
Sara Lee Corp.	30,500	500,505
SuperValu, Inc.	1,000	45,900
Tyson Foods, Inc. Cl. A	1,900	39,824
		2,893,263
Forest Products & Paper — 0.2%
MeadWestvaco Corp.	1,300	43,368
Temple-Inland, Inc.	6,300	373,212
Weyerhaeuser Co.	100	7,922
		424,502
Gas — 0.5%
KeySpan Corp.	1,000	41,410
Nicor, Inc.(a)	12,800	655,872
NiSource, Inc.	2,100	51,639
Sempra Energy	6,000	380,880
		1,129,801
Hand & Machine Tools — 0.2%
The Black & Decker Corp.(a)	400	36,288

	Number of Shares	Market Value
Snap-on, Inc.	400	$21,800
The Stanley Works(a)	7,600	442,928
		501,016
Health Care – Products — 1.5%
Baxter International, Inc.	14,100	798,483
Becton, Dickinson & Co.	1,100	86,559
Boston Scientific Corp.(b)	500	7,720
Johnson & Johnson	31,300	2,010,086
Stryker Corp.	2,400	155,856
Zimmer Holdings, Inc.(b)	1,900	171,912
		3,230,616
Health Care – Services — 1.1%
Aetna, Inc.	15,900	745,392
Coventry Health Care, Inc.(b)	1,050	60,721
Humana, Inc.(b)	1,100	69,564
Laboratory Corp. of America Holdings(a) (b)	6,600	521,004
Manor Care, Inc.(a)	600	38,934
Quest Diagnostics, Inc.(a)	1,200	58,668
UnitedHealth Group, Inc.	7,900	419,174
WellPoint, Inc.(b)	4,000	315,880
		2,229,337
Home Builders — 0.0%
Centex Corp.(a)	900	40,293
D.R. Horton, Inc.	100	2,218
Lennar Corp. Cl. A(a)	400	17,084
Pulte Homes, Inc.	100	2,690
		62,285
Home Furnishing — 0.0%
Harman International Industries, Inc.	100	12,189
Whirlpool Corp.(a)	100	10,603
		22,792
Household Products — 0.3%
Avery Dennison Corp.	700	43,540
The Clorox Co.	1,300	87,204
Kimberly-Clark Corp.	7,700	548,009
		678,753
Housewares — 0.0%
Newell Rubbermaid, Inc.	1,500	46,005
Industrial – Distribution — 0.0%
Grainger (W.W.), Inc.	600	49,572
Insurance — 4.2%
ACE Ltd.	6,700	398,382
AFLAC, Inc.	3,000	154,020
Allstate Corp.	7,800	486,096

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Ambac Financial Group, Inc.(a)	1,200	$110,160
American International Group, Inc.	28,800	2,013,408
Aon Corp.	2,100	81,375
Chubb Corp.	6,800	366,044
Cigna Corp.	4,200	653,478
Cincinnati Financial Corp.	1,314	59,445
Genworth Financial, Inc. Cl. A	12,800	467,072
The Hartford Financial Services Group, Inc.	2,300	232,760
Lincoln National Corp.	3,006	213,877
Loews Corp.	2,900	137,228
Marsh & McLennan Cos., Inc.	4,200	133,392
MBIA, Inc.	900	62,604
Metlife, Inc.	15,100	992,070
MGIC Investment Corp.(a)	700	43,127
Principal Financial Group, Inc.	1,700	107,933
Progressive Corp.	5,500	126,885
Prudential Financial, Inc.	1,900	180,500
Safeco Corp.	10,300	687,422
Torchmark Corp.	700	47,810
St. Paul Travelers Companies	18,922	1,023,680
Unum Group(a)	2,200	54,736
XL Capital Ltd. Cl. A	1,400	109,172
		8,942,676
Internet — 0.5%
Amazon.com, Inc.(a) (b)	1,400	85,862
eBay, Inc.(b)	2,100	71,274
Google, Inc. Cl. A(b)	600	282,828
IAC/InterActiveCorp(a) (b)	1,600	60,992
Symantec Corp.(b)	6,400	112,640
VeriSign, Inc.(b)	11,500	314,525
Yahoo!, Inc.(a) (b)	1,300	36,452
		964,573
Iron & Steel — 0.6%
Allegheny Technologies, Inc.	100	10,958
Nucor Corp.	12,200	774,212
United States Steel Corp.	3,700	375,698
		1,160,868
Lodging — 0.1%
Hilton Hotels Corp.	100	3,400
Marriott International, Inc. Cl. A	2,400	108,504
Wyndham Worldwide Corp.(b)	3,940	136,324
		248,228
Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	4,700	341,314

	Number of Shares	Market Value
Terex Corp.(b)	1,700	$132,345
		473,659
Machinery – Diversified — 0.2%
Cummins, Inc.	3,300	304,128
Deere & Co.	100	10,940
Rockwell Automation, Inc.	100	5,954
		321,022
Manufacturing — 2.7%
Cooper Industries Ltd. Cl. A	1,400	69,664
Danaher Corp.	1,800	128,142
Dover Corp.	1,600	76,992
Eaton Corp.	5,300	472,813
General Electric Co.	73,100	2,694,466
Honeywell International, Inc.	8,400	455,112
Illinois Tool Works, Inc.(a)	3,000	153,930
Ingersoll-Rand Co. Ltd. Cl. A	2,400	107,160
ITT Corp.	5,400	344,574
Leggett & Platt, Inc.	1,000	23,520
Pall Corp.	1,000	41,950
Parker Hannifin Corp.	6,100	562,054
Tyco International Ltd.	14,789	482,565
		5,612,942
Media — 2.6%
CBS Corp. Cl. B	6,100	193,797
Clear Channel Communications, Inc.	5,100	180,693
Comcast Corp. Cl. A(b)	22,500	599,850
The DIRECTV Group, Inc.(b)	3,300	78,672
Gannett Co., Inc.(a)	1,900	108,414
The McGraw-Hill Companies, Inc.	11,100	727,383
Meredith Corp.	9,400	544,448
News Corp., Inc. Cl. A	9,400	210,466
The Scripps (E.W.) Co. Cl. A	400	17,320
Time Warner, Inc.	27,000	557,010
Tribune Co.	1,500	49,200
Viacom, Inc. Cl. B(b)	16,200	668,250
The Walt Disney Co.	43,700	1,528,626
		5,464,129
Mining — 0.1%
Alcoa, Inc.	400	14,196
Freeport-McMoran Copper & Gold, Inc.(a)	2,706	181,735
Vulcan Materials Co.(a)	800	98,936
		294,867
Office Equipment/Supplies — 0.3%
Xerox Corp.(b)	39,500	730,750

	Number of Shares	Market Value
Oil & Gas — 4.5%
Anadarko Petroleum Corp.	200	$9,332
Chesapeake Energy Corp.	1,900	64,125
Chevron Corp.	23,385	1,819,119
ConocoPhillips Co.	11,774	816,527
Devon Energy Corp.	200	14,574
EOG Resources, Inc.	100	7,344
Exxon Mobil Corp.	70,600	5,604,228
Marathon Oil Corp.	2,400	243,720
Nabors Industries Ltd.(a) (b)	300	9,636
Occidental Petroleum Corp.	11,300	572,910
Transocean, Inc.(b)	100	8,620
Valero Energy Corp.	4,300	301,989
XTO Energy, Inc.	100	5,427
		9,477,551
Oil & Gas Services — 0.8%
Baker Hughes, Inc.(a)	100	8,039
BJ Services Co.	100	2,866
Halliburton Co.	20,700	657,639
National Oilwell Varco, Inc.(b)	13,100	1,111,535
Weatherford International Ltd.(b)	200	10,498
		1,790,577
Packaging & Containers — 0.3%
Ball Corp.	700	35,483
Pactiv Corp.(b)	16,100	556,738
Sealed Air Corp.	1,200	39,480
		631,701
Pharmaceuticals — 4.2%
Abbott Laboratories	12,500	707,750
AmerisourceBergen Corp.	5,900	294,941
Bristol-Myers Squibb Co.	16,100	464,646
Eli Lilly & Co.	16,100	951,993
Express Scripts, Inc.(b)	1,100	105,105
Forest Laboratories, Inc.(a)(b)	13,400	713,014
King Pharmaceuticals, Inc.(b)	1,900	38,855
Medco Health Solutions, Inc.(b)	3,600	280,872
Merck & Co., Inc.	37,700	1,939,288
Pfizer, Inc.	104,300	2,759,778
Schering-Plough Corp.	11,800	374,414
Watson Pharmaceutical, Inc.(b)	6,900	188,370
		8,819,026
Pipelines — 0.3%
Kinder Morgan, Inc.(a)	3,800	404,928

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Spectra Energy Corp.	4,932	$128,725
The Williams Cos., Inc.	300	8,850
		542,503
Real Estate Investment Trusts (REITS) — 0.3%
Apartment Investment & Management Co. Cl. A	500	27,650
Archstone-Smith Trust REIT	1,400	72,954
Boston Properties, Inc.	500	58,780
Host Hotels & Resorts, Inc. REIT	7,700	197,428
Kimco Realty Corp.	900	43,263
ProLogis(a)	2,000	129,600
Simon Property Group, Inc. REIT	900	103,752
Vornado Realty Trust	500	59,315
		692,742
Retail — 3.1%
AutoNation, Inc.(b)	100	2,044
AutoZone, Inc.(b)	5,500	731,720
Best Buy Co., Inc.(a)	2,900	135,285
Big Lots, Inc.(b)	24,300	782,460
Circuit City Stores, Inc.	100	1,745
CVS/Caremark Corp.	777	28,158
Darden Restaurants, Inc.	1,200	49,776
Family Dollar Stores, Inc.	4,800	152,832
Federated Department Stores, Inc.	5,992	263,169
The Gap, Inc.	2,700	48,465
The Home Depot, Inc.	8,900	337,043
J.C. Penney Co., Inc.	1,900	150,271
Kohl's Corp.(b)	11,000	814,440
Lowe's Companies, Inc.	6,700	204,752
McDonald's Corp.	9,200	444,176
Nordstrom, Inc.	6,500	356,980
OfficeMax, Inc.	600	29,532
RadioShack Corp.(a)	30,400	883,728
Sears Holdings Corp.(b)	600	114,546
Staples, Inc.	3,100	76,880
The TJX Cos., Inc.	3,200	89,248
Walgreen Co.	7,700	338,030
Wal-Mart Stores, Inc.	9,300	445,656
Yum! Brands, Inc.	1,900	117,534
		6,598,470
Savings & Loans — 0.2%
Sovereign Bancorp, Inc.(a)	1,400	33,978
Washington Mutual, Inc.(a)	8,185	343,606
		377,584
Semiconductors — 1.5%
Advanced Micro Devices, Inc.(a) (b)	800	11,056
Analog Devices, Inc.	100	3,862

	Number of Shares	Market Value
Applied Materials, Inc.	9,700	$186,434
Broadcom Corp. Cl. A(b)	800	26,040
Intel Corp.	23,400	503,100
KLA-Tencor Corp.(a)	1,400	77,770
Linear Technology Corp.(a)	100	3,742
LSI Corp.(b)	56,000	476,000
Maxim Integrated Products, Inc.	100	3,172
Micron Technology, Inc.(b)	400	4,588
National Semiconductor Corp.	3,600	94,680
Novellus Systems, Inc.(b)	24,900	806,013
Teradyne, Inc.(a) (b)	27,500	479,875
Texas Instruments, Inc.	10,200	350,574
Xilinx, Inc.(a)	2,400	70,752
		3,097,658
Software — 2.5%
Adobe Systems, Inc.(b)	4,100	170,396
Automatic Data Processing, Inc.	4,200	187,992
BMC Software, Inc.(b)	21,600	699,192
CA, Inc.	3,162	86,196
Citrix Systems, Inc.(b)	800	26,080
Compuware Corp.(b)	17,100	168,777
Electronic Arts, Inc.(b)	100	5,041
Fidelity National Information Services, Inc.	1,100	55,583
First Data Corp.	4,800	155,520
Fiserv, Inc.(b)	1,400	74,438
IMS Health, Inc.	1,500	43,995
Intuit, Inc.(b)	1,400	39,830
Microsoft Corp.	73,300	2,194,602
Oracle Corp.(b)	75,900	1,426,920
		5,334,562
Telecommunications — 3.9%
Alltel Corp.	4,600	288,374
AT&T, Inc.	57,727	2,235,189
Avaya, Inc.(b)	6,300	81,396
CenturyTel, Inc.	6,700	308,535
Cisco Systems, Inc.(b)	97,000	2,593,780
Citizens Communications Co.	7,400	115,218
Corning, Inc.(b)	3,800	90,136
Embarq Corp.(a)	8,596	516,104
JDS Uniphase Corp.(b)	125	2,060
Juniper Networks, Inc.(b)	2,700	60,372
Motorola, Inc.	1,900	32,927
Qualcomm, Inc.	5,800	254,040
Qwest Communications International, Inc.(a) (b)	13,600	120,768
Sprint Nextel Corp.	16,935	339,208
Tellabs, Inc.(b)	100	1,062

	Number of Shares	Market Value
Verizon Communications, Inc.	17,368	$663,110
Windstream Corp.	29,700	434,214
		8,136,493
Toys, Games & Hobbies — 0.5%
Hasbro, Inc.	10,100	319,261
Mattel, Inc.	23,400	662,220
		981,481
Transportation — 0.7%
Burlington Northern Santa Fe Corp.	3,200	280,128
C.H. Robinson Worldwide, Inc.	1,600	85,536
CSX Corp.	6,600	284,922
Norfolk Southern Corp.	6,000	319,440
Ryder System, Inc.(a)	100	5,264
Union Pacific Corp.	3,900	445,575
		1,420,865
TOTAL COMMON STOCK (Cost $122,087,427)		134,154,209
TOTAL EQUITIES (Cost $122,087,427)		134,154,209
RIGHTS — 0.0%
Computers
Seagate Technology(b) (c)	5,100	0
TOTAL RIGHTS (Cost $0)		0
	Principal Amount
BONDS & NOTES — 29.5%
ASSET BACKED SECURITIES — 0.1%
Electric — 0.0%
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 06/30/2012	$115,623	122,561
Manufactured Housing ABS — 0.0%
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230% 02/07/2015	935	935
Other ABS — 0.1%
Travelers Funding Ltd., Series 1A, Class A1(d) 6.300% 02/18/2014	157,866	158,166
TOTAL ASSET BACKED SECURITIES (Cost $281,191)		281,662

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
CORPORATE DEBT — 9.7%
Airlines — 0.0%
US Airways, Inc., Class B(e) 7.500% 04/15/2008	$434,841	$4
Apparel — 0.0%
Kellwood Co. 7.625% 10/15/2017	15,000	13,907
Kellwood Co. 7.875% 07/15/2009	50,000	50,892
		64,799
Auto Manufacturers — 0.3%
DaimlerChrysler NA Holding 4.050% 06/04/2008	530,000	522,604
Banks — 0.2%
Bank of America Corp. 4.250% 10/01/2010	225,000	219,971
Wachovia Corp. 5.300% 10/15/2011	165,000	166,264
Wells Fargo & Co. 4.125% 03/10/2008	125,000	123,607
		509,842
Beverages — 0.2%
Anheuser-Busch Cos., Inc. 5.050% 10/15/2016	75,000	73,075
Anheuser-Busch Cos., Inc. 6.500% 02/01/2043	50,000	52,513
Constellation Brands, Inc. 8.000% 02/15/2008	55,000	55,687
Foster's Finance Corp.(d) 6.875% 06/15/2011	225,000	237,341
		418,616
Building Materials — 0.1%
American Standard, Inc. 7.625% 02/15/2010	200,000	211,640
Chemicals — 0.3%
Chevron Phillips Chemical Co. LLC 5.375% 06/15/2007	170,000	169,947
Cytec Industries, Inc. 5.500% 10/01/2010	90,000	90,304
ICI Wilmington, Inc. 7.050% 09/15/2007	150,000	150,693
Lubrizol Corp. 4.625% 10/01/2009	130,000	128,188
Lubrizol Corp. 5.875% 12/01/2008	90,000	90,838
Sensient Technologies 6.500% 04/01/2009	90,000	90,431
		720,401

	Principal Amount	Market Value
Commercial Services — 0.3%
Chemed Corp. 8.750% 02/24/2011	$130,000	$135,687
Donnelley (R.R.) & Sons Co. 4.950% 05/15/2010	100,000	98,670
ERAC USA Finance Co.(d) 6.700% 06/01/2034	85,000	85,719
ERAC USA Finance Co.(d) 6.750% 05/15/2007	250,000	250,092
		570,168
Computers — 0.1%
Electronic Data Systems Corp., Series B 6.500% 08/01/2013	90,000	91,822
Diversified Financial — 1.3%
American Honda Finance Corp.(d) 3.850% 11/06/2008	175,000	171,723
Citigroup, Inc. 5.500% 02/15/2017	115,000	115,249
Countrywide Home Loans, Inc. 3.250% 05/21/2008	250,000	244,389
Emerald Investment Grade CBO Ltd. FRN(d) 5.880% 05/24/2011	468,335	468,569
Franklin Resources, Inc. 3.700% 04/15/2008	200,000	196,633
General Electric Capital Corp. 5.375% 10/20/2016	100,000	100,259
Glencore Funding LLC(d) 6.000% 04/15/2014	150,000	149,789
The Goldman Sachs Group, Inc.(a) 5.150% 01/15/2014	225,000	221,890
Goldman Sachs Group, Inc. 5.625% 01/15/2017	130,000	129,418
The Goldman Sachs Group, Inc. 6.125% 02/15/2033	65,000	65,898
Household Finance Corp. 4.125% 12/15/2008	250,000	245,827
Household Finance Corp. 6.375% 10/15/2011	100,000	104,281
Lazard Group LLC 7.125% 05/15/2015	95,000	100,615
Morgan Stanley 5.450% 01/09/2017	60,000	59,317
Residential Capital Corp. 6.125% 11/21/2008	145,000	144,902

	Principal Amount	Market Value
SLM Corp. 5.000% 10/01/2013	$65,000	$58,819
SLM Corp. 5.625% 08/01/2033	80,000	66,463
		2,644,041
Electric — 1.3%
Allegheny Energy Supply Co. LLC(d) 8.250% 04/15/2012	75,000	81,375
Centerpoint Energy, Inc., Series B 5.875% 06/01/2008	290,000	291,111
Consumers Energy Co. 4.400% 08/15/2009	55,000	53,946
Entergy Gulf States, Inc. 5.250% 08/01/2015	275,000	262,572
Ipalco Enterprises, Inc. 8.375% 11/14/2008	255,000	263,287
Kansas Gas & Electric Co. 5.647% 03/29/2021	85,000	83,005
MidAmerican Energy Holdings Co. 3.500% 05/15/2008	275,000	270,084
MidAmerican Funding LLC 6.750% 03/01/2011	45,000	47,588
Monongahela Power Co. 6.700% 06/15/2014	110,000	117,146
Nevada Power Co., Series L 5.875% 01/15/2015	120,000	120,911
Pennsylvania Electric Co. Class B 6.125% 04/01/2009	175,000	177,585
PSEG Energy Holdings, Inc. 8.625% 02/15/2008	28,000	28,560
Tampa Electric Co. 5.375% 08/15/2007	190,000	189,954
Tenaska Oklahoma(d) 6.528% 12/30/2014	134,359	132,875
TransAlta Corp. 5.750% 12/15/2013	250,000	248,896
Tri-State Generation & Transmission Association, Series 2003, Class A(d) 6.040% 01/31/2018	107,515	108,006
Tri-State Generation & Transmission Association, Series 2003, Class B(d) 7.144% 07/31/2033	135,000	146,112
TXU Energy Co. 7.000% 03/15/2013	55,000	57,268
		2,680,281

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Electrical Components & Equipment — 0.1%
Ametek, Inc. 7.200% 07/15/2008	$280,000	$284,067
Electronics — 0.1%
Thomas & Betts Corp. 6.625% 05/07/2008	75,000	75,419
Thomas & Betts Corp., Series B 6.390% 02/10/2009	55,000	55,874
		131,293
Environmental Controls — 0.0%
Allied Waste North America, Inc., Series B 5.750% 02/15/2011	80,000	78,600
Foods — 0.1%
Sara Lee Corp. 3.875% 06/15/2013	35,000	31,994
Smithfield Foods, Inc. 7.000% 08/01/2011	230,000	234,600
		266,594
Gas — 0.2%
Australian Gas Light Co. Ltd(d) 6.400% 04/15/2008	190,000	191,195
OAO Gazprom(d) 9.625% 03/01/2013	75,000	89,400
Piedmont Natural Gas Co., Series E 6.000% 12/19/2033	100,000	100,874
Southwest Gas Corp. 8.375% 02/15/2011	50,000	54,633
		436,102
Holding Company – Diversified — 0.2%
Leucadia National Corp. 7.750% 08/15/2013	350,000	363,125
Home Builders — 0.0%
D.R. Horton, Inc. 4.875% 01/15/2010	25,000	24,405
Lennar Corp., Series B 6.500% 04/15/2016	40,000	39,651
		64,056
Housewares — 0.1%
Newell Rubbermaid, Inc. 4.000% 05/01/2010	100,000	96,979
Toro Co. 7.800% 06/15/2027	40,000	42,393
		139,372

	Principal Amount	Market Value
Investment Companies — 0.0%
Xstrata Finance Canada(d) 5.800% 11/15/2016	$45,000	$45,261
Iron & Steel — 0.0%
Reliance Steel & Aluminum Co. 6.200% 11/15/2016	55,000	55,590
Lodging — 0.4%
Harrah's Operating Co., Inc. 5.500% 07/01/2010	100,000	98,250
Hilton Hotels Corp.(a) 7.200% 12/15/2009	100,000	103,875
Marriot International 6.200% 06/15/2016	180,000	184,900
MGM Mirage 6.000% 10/01/2009	60,000	60,075
MGM Mirage 6.750% 09/01/2012	200,000	200,250
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 05/01/2012	105,000	112,613
		759,963
Machinery – Diversified — 0.1%
Briggs & Stratton Corp. 8.875% 03/15/2011	140,000	150,602
Idex Corp. 6.875% 02/15/2008	100,000	100,949
		251,551
Manufacturing — 0.1%
Bombardier Capital, Inc.(d) 6.750% 05/01/2012	65,000	65,325
Pentair, Inc. 7.850% 10/15/2009	175,000	184,327
		249,652
Media — 1.4%
Belo Corp. 6.750% 05/30/2013	200,000	210,496
Belo Corp. 8.000% 11/01/2008	100,000	103,486
Clear Channel Communications, Inc. 4.250% 05/15/2009	150,000	145,573
Comcast Cable Communications, Inc. 8.375% 05/01/2007	750,000	750,000
Cox Communications, Inc. 4.625% 01/15/2010	495,000	488,175
Cox Communications, Inc. 6.750% 03/15/2011	200,000	210,484

	Principal Amount	Market Value
Dow Jones & Co., Inc. 3.875% 02/15/2008	$220,000	$216,845
Echostar DBS Corp. 7.125% 02/01/2016	110,000	114,537
Knight-Ridder, Inc. 7.125% 06/01/2011	30,000	31,214
Rogers Cable, Inc. 5.500% 03/15/2014	60,000	59,400
Scholastic Corp. 5.000% 04/15/2013	70,000	61,782
Shaw Communications, Inc. 8.250% 04/11/2010	190,000	202,587
Time Warner Inc. 5.875% 11/15/2016	125,000	125,858
USA Interactive 7.000% 01/15/2013	45,000	47,428
Viacom, Inc. 6.250% 04/30/2016	40,000	40,576
Viacom, Inc. 6.625% 05/15/2011	120,000	125,305
		2,933,746
Metal Fabricate & Hardware — 0.1%
Timken Co. 5.750% 02/15/2010	135,000	134,363
Mining — 0.2%
Codelco, Inc.(d) 6.150% 10/24/2036	65,000	67,405
Vale Overseas Ltd. 6.250% 01/23/2017	65,000	66,658
Vale Overseas Ltd. 6.875% 11/21/2036	60,000	63,642
Vulcan Materials Co. 6.000% 04/01/2009	250,000	254,232
		451,937
Oil & Gas — 0.3%
Enterprise Products Operating LP 7.500% 02/01/2011	35,000	37,573
Enterprise Products Operating LP, Series B 4.000% 10/15/2007	15,000	14,904
Mobil Corp. 8.625% 08/15/2021	275,000	363,068
The Premcor Refining Group, Inc. 6.750% 05/01/2014	60,000	62,526
XTO Energy, Inc. 4.900% 02/01/2014	225,000	217,607
		695,678

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Oil & Gas Services — 0.1%
Colonial Pipeline Co.(d) 7.630% 04/15/2032	$200,000	$248,433
Hornbeck Offshore Services, Inc., Series B 6.125% 12/01/2014	45,000	43,312
		291,745
Packaging & Containers — 0.1%
Packaging Corp. of America 5.750% 08/01/2013	70,000	69,369
Sealed Air Corp.(d) 6.875% 07/15/2033	40,000	40,067
		109,436
Pipelines — 0.6%
Boardwalk Pipelines LLC 5.500% 02/01/2017	40,000	39,229
Consolidated Natural Gas Co., Series C 6.250% 11/01/2011	65,000	67,583
Duke Energy Field Services Corp. 7.875% 08/16/2010	550,000	592,717
Gulf South Pipeline Co. LP(d) 5.050% 02/01/2015	40,000	38,713
Kern River Funding Corp.(d) 4.893% 04/30/2018	165,400	159,052
Kinder Morgan Energy Partners LP 6.000% 02/01/2017	25,000	25,403
Kinder Morgan Energy Partners LP 6.500% 02/01/2037	25,000	25,261
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 6.250% 09/15/2015	30,000	30,036
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125% 06/15/2014	100,000	104,142
Plains All American Pipeline Co. 5.625% 12/15/2013	140,000	140,171
Southern Natural Gas Co.(d) 5.900% 04/01/2017	55,000	55,324
		1,277,631

	Principal Amount	Market Value
Real Estate — 0.1%
First Industrial LP 7.600% 05/15/2007	$175,000	$175,123
Real Estate Investment Trusts (REITS) — 0.5%
Brandywine Operating Partnership LP 5.625% 12/15/2010	70,000	70,947
iStar Financial, Inc. REIT 7.000% 03/15/2008	75,000	75,812
iStar Financial, Inc. REIT, Series B 4.875% 01/15/2009	45,000	44,668
iStar Financial, Inc. REIT, Series B 5.700% 03/01/2014	80,000	79,717
Kimco Realty Corp., Series B 7.860% 11/01/2007	350,000	353,532
Prologis REIT 5.250% 11/15/2010	145,000	145,785
Senior Housing Properties Trust REIT 8.625% 01/15/2012	25,000	27,313
United Dominion Realty Trust, Inc. REIT 4.500% 03/03/2008	75,000	74,958
Weingarten Realty Investors REIT, Series A 7.500% 12/19/2010	210,000	229,049
		1,101,781
Retail — 0.1%
J.C. Penney Co., Inc. 7.950% 04/01/2017	30,000	34,442
The May Department Stores Co. 3.950% 07/15/2007	100,000	99,631
		134,073
Savings & Loans — 0.1%
Washington Mutual Bank 5.650% 08/15/2014	180,000	179,796
Software — 0.0%
Certegy, Inc. 4.750% 09/15/2008	60,000	58,905
Telecommunications — 0.5%
Anixter, Inc. 5.950% 03/01/2015	130,000	122,200
Embarq Corp. 7.082% 06/01/2016	55,000	56,823
Qwest Corp. 8.875% 03/15/2012	80,000	88,400

	Principal Amount	Market Value
Rogers Wireless Communications, Inc.(a) 6.375% 03/01/2014	$100,000	$103,250
Sprint Capital Corp. 6.125% 11/15/2008	270,000	272,959
Sprint Capital Corp. 6.900% 05/01/2019	60,000	61,826
Sprint Nextel Corp. 6.000% 12/01/2016	130,000	127,585
Telecom Italia Capital SA 6.000% 09/30/2034	75,000	69,917
Verizon Global Funding Corp. 7.750% 12/01/2030	140,000	163,901
		1,066,861
Textiles — 0.0%
Mohawk Industries, Inc., Series D 7.200% 04/15/2012	85,000	90,053
Transportation — 0.1%
Burlington Northern Santa Fe Corp. 6.750% 03/15/2029	130,000	138,162
CSX Corp. 7.250% 05/01/2027	10,000	11,120
Norfolk Southern Corp. 6.000% 04/30/2008	120,000	120,662
		269,944
TOTAL CORPORATE DEBT (Cost $20,807,675)		20,530,516
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
Financial Services
Collateralized Mortgage Obligations
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000% 12/25/2033	336,491	322,937
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100% 08/13/2029	6,773	6,787
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 02/01/2044	200,000	199,914
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 01/12/2045	150,000	150,687

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/2049	$275,000	$275,431
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN 5.615% 09/25/2033	61,287	62,008
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN 6.141% 02/25/2034	45,101	45,597
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500% 02/25/2033	19,606	19,537
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/2031	39,204	39,062
Galena CDO Cayman Islands, Ltd., Series 2005-1, Class B1U7 FRN(d) 6.226% 01/11/2013	250,000	250,000
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 4.565% 08/25/2034	99,253	100,241
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 4.540% 08/25/2034	191,034	193,457
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3 5.398% 02/15/2040	650,000	654,478
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A, VRN 6.490% 07/25/2033	22,902	22,982
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A, VRN 6.000% 02/25/2034	19,546	19,657
Morgan Stanley Capital I, Series 2007-HQ11, Class A31 VRN 5.439% 02/20/2044	600,000	603,731

	Principal Amount	Market Value
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN 7.434% 02/25/2034	$4,058	$4,098
Newport Waves CDO, Series 2007-1A, Class A3LS FRN(d) 5.937% 06/20/2014	250,000	249,710
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B(d) 6.920% 02/03/2014	1,000,000	1,028,688
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 7.260% 03/25/2034	58,576	59,041
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN 6.600% 06/25/2032	45,698	45,530
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500% 10/25/2033	349,505	342,952
Terwin Mortgage Trust, Series 2006-10SL, Class A2 FRN 5.000% 10/31/2036	475,000	469,805
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750% 05/15/2022	139,333	147,270
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000% 03/25/2034	154,804	156,595
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500% 08/25/2034	65,883	66,767
Washington Mutual, Inc., Series 2004-AR2, Class A, FRN 6.414% 04/25/2044	135,647	135,981
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1, FRN 4.221% 09/25/2034	315,474	310,785

	Principal Amount	Market Value
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2, FRN 4.109% 06/25/2035	$359,218	$355,501
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,333,842)		6,339,229
SOVEREIGN DEBT OBLIGATIONS — 0.3%
Regional (State & Province) — 0.2%
Province of Ontario 4.750% 01/19/2016	320,000	314,383
Sovereign — 0.1%
United Mexican States 5.625% 01/15/2017	245,000	248,798
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $552,980)		563,181
U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.1%
Other Agencies — 0.1%
Pass-Through Securities
New Valley Generation IV, TVA 4.687% 01/15/2022	91,747	89,247
U.S. Government Agencies — 12.0%
Pass-Through Securities
FHLMC 4.000% 12/15/2009	325,000	318,878
FHLMC 5.500% 07/01/2020- 03/01/2021	2,958,480	2,965,758
FHLMC 6.000% 09/01/2016- 02/01/2018	101,605	103,530
FHLMC 6.500% 08/01/2016	23,337	23,887
FHLMC 8.000% 06/01/2027	65,553	69,900
FHLMC 9.000% 03/01/2017	5,649	5,911
FNMA 3.875% 02/15/2010	1,500,000	1,464,704
FNMA 4.500% 12/01/2020	2,163,967	2,094,568
FNMA 5.000% 09/01/2035	1,840,397	1,779,793
FNMA 5.500% 09/01/2019- 04/01/2036	5,733,938	5,695,637

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
FNMA 6.000% 05/01/2016	$29,187	$29,740
FNMA 7.000% 01/01/2031- 05/01/2031	61,618	64,723
FNMA 7.500% 10/01/2029- 05/01/2030	104,027	108,493
FNMA 8.000% 03/01/2030- 08/01/2031	41,310	43,110
FNMA TBA(f) 4.500% 05/01/2037	3,850,000	3,618,699
FNMA TBA(f) 5.000% 05/01/2037	950,000	917,863
FNMA TBA(f) 5.500% 05/01/2037	125,000	123,604
FNMA TBA(f) 6.500% 05/01/2037	1,275,000	1,301,596
GNMA 6.500% 07/15/2036	2,000,000	2,054,765
GNMA 7.000% 08/15/2023- 08/15/2032	64,593	67,503
GNMA 7.500% 06/15/2007- 06/15/2017	53,761	56,001
GNMA 8.000% 09/15/2007- 07/15/2008	2,108	2,117
GNMA 9.000% 12/15/2008- 05/15/2009	20,771	21,248
GNMA TBA(f) 5.500% 05/01/2037	1,675,000	1,665,709
GNMA TBA(f) 6.500% 05/01/2037	700,000	718,758
Total U.S. Government Agencies		25,316,495
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,416,449)		25,405,742
U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bonds — 2.0%
U.S. Treasury Bond(a) (g) 6.125% 08/15/2029	3,480,000	4,064,531
U.S. Treasury Bond 6.875% 08/15/2025	140,000	173,403
		4,237,934
U.S. Treasury Notes — 2.3%
U.S. Treasury Inflation Index 2.500% 07/15/2016	664,937	682,807

	Principal Amount	Market Value
U.S. Treasury Note 3.875% 05/15/2010	$645,000	$633,461
U.S. Treasury Note(a) 4.875% 08/15/2016	3,485,000	3,549,799
		4,866,067
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,077,466)		9,104,001
TOTAL BONDS & NOTES (Cost $62,469,603)		62,224,331
OPTIONS — 0.0%
Bank of America Put Option, Expires 6/08/2007, Strike 5.2625	15,000,000	7,837
Bear Stearns Co., Inc. Floor, Expires 10/01/2014	1,000,000	11,788
TOTAL OPTIONS (Cost $17,900)		19,625
TOTAL LONG TERM INVESTMENTS (Cost $184,574,930)		196,398,165
SHORT-TERM INVESTMENTS — 18.8%
Cash Equivalents — 7.8%(i)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	202,058	202,058
American Beacon Money Market Fund(h)	659,712	659,712
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	505,149	505,149
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	252,575	252,575
Bank of America 5.270% 05/07/2007	252,575	252,575
Bank of America 5.270% 05/08/2007	252,574	252,574
Bank of America 5.270% 06/18/2007	126,286	126,286
Bank of America 5.270% 06/19/2007	126,287	126,287
Bank of America 5.310% 05/17/2007	75,772	75,772
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	227,317	227,317

	Principal Amount	Market Value
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	$75,772	$75,772
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	202,059	202,059
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	151,545	151,545
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	101,030	101,030
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	252,575	252,575
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	50,515	50,515
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	50,515	50,515
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	50,515	50,515
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	202,059	202,059
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	227,317	227,317
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	176,802	176,802
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	252,575	252,575
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	101,030	101,030
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	75,772	75,772
BGI Institutional Money Market Fund(h)	176,802	176,802
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	176,802	176,802
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	126,287	126,287
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	464,737	464,737

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	$126,287	$126,287
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	503,010	503,010
Den Danske Bank Commercial Paper 5.282% 05/23/2007	250,434	250,434
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	252,575	252,575
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	126,287	126,287
Dreyfus Cash Management Plus Money Market Fund(h)	151,545	151,545
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	252,575	252,575
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	151,545	151,545
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	151,545	151,545
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	277,831	277,831
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	252,575	252,575
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	126,287	126,287
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	252,575	252,575
Freddie Mac Agency Discount Note 5.184% 06/25/2007	49,726	49,726
Goldman Sachs Financial Square Prime Obligations Money Market Fund(h)	29,330	29,330
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	202,059	202,059

	Principal Amount	Market Value
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	$303,089	$303,089
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	252,575	252,575
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	489,994	489,994
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	378,862	378,862
Morgan Stanley & Co. 5.320% 08/01/2007	227,317	227,317
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	126,287	126,287
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	151,545	151,545
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	328,347	328,347
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	378,862	378,862
Reserve Primary Money Market Fund(h)	479,892	479,892
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	404,119	404,119
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	75,772	75,772
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	101,030	101,030
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	202,059	202,059
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	303,089	303,089
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	176,802	176,802
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	202,059	202,059

	Principal Amount	Market Value
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	$126,287	$126,287
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	151,545	151,545
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	126,287	126,287
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	151,545	151,545
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	202,059	202,059
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	11,902	11,902
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	328,347	328,347
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	25,258	25,258
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	505,149	505,149
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	505,149	505,149
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	252,575	252,575
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	151,545	151,545
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	252,575	252,575
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	252,575	252,575
		16,375,698
Commercial Paper — 11.0%
Autoliv ASP, Inc.(d) 5.310% 05/11/2007	400,000	399,411
ConocoPhillips Co.(d) 5.300% 05/04/2007	1,066,000	1,065,529
ConocoPhillips Co.(d) 5.320% 05/02/2007	300,000	299,956
Devon Energy Corp.(d) 5.300% 05/08/2007	1,588,000	1,586,364

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Devon Energy Corp.(d) 5.320% 05/16/2007	$400,000	$399,113
Dow Jones & Co., Inc.(d) 5.320% 05/29/2007	280,000	278,841
Elsevier Finance SA(d) 5.310% 05/02/2007	1,600,000	1,599,764
Gannett Co., Inc. 5.320% 05/03/2007	400,000	399,882
Gannett Co., Inc. 5.330% 05/01/2007	3,151,000	3,151,000
Genworth Financial, Inc.(d) 5.250% 05/18/2007	400,000	399,008
Hanson Finance PLC(d) 5.320% 05/14/2007	320,000	319,385
Kinder Morgan Energy Partners, LP(d) 5.330% 05/01/2007	325,000	325,000
Kraft Foods, Inc. 5.290% 05/09/2007	1,352,000	1,350,411
Lennar Corp. 5.310% 05/02/2007	169,000	168,975
Lennar Corp. 5.310% 05/03/2007	237,000	236,930
Lennar Corp. 5.330% 05/02/2007	2,958,000	2,957,562
Newell Rubbermaid, Inc.(d) 5.300% 05/09/2007	400,000	399,529
Pearson Holdings, Inc. 5.300% 05/21/2007	340,000	338,999
Public Service Co. of Colorado 5.330% 05/01/2007	400,000	400,000
Ryder System, Inc. 5.300% 05/08/2007	354,000	353,635
South Carolina Electric & Gas 5.310% 05/10/2007	219,000	218,709
Starbucks Corp.(d) 5.320% 05/07/2007	1,614,000	1,612,569
Textron Financial Corp. 5.290% 05/10/2007	225,000	224,702
Textron Financial Corp. 5.300% 05/02/2007	179,000	178,974
Time Warner Cable, Inc.(d) 5.330% 05/01/2007	250,000	250,000
United Healthcare Corp.(d) 5.300% 05/07/2007	325,000	324,713
Walt Disney Co. 5.270% 05/30/2007	353,000	351,501
Walt Disney Co. 5.290% 05/03/2007	1,365,000	1,364,599
WellPoint, Inc.(d) 5.310% 05/01/2007	1,605,000	1,605,000

	Principal Amount	Market Value
WellPoint, Inc.(d) 5.330% 05/02/2007	$325,000	$324,952
Whirlpool Corp.(d) 5.310% 05/17/2007	340,000	339,198
		23,224,211
TOTAL SHORT-TERM INVESTMENTS (Cost $39,599,909)		39,599,909
TOTAL INVESTMENTS — 111.9% (Cost $224,174,839)(j)		235,998,074
Other Assets/ (Liabilities) — (11.9%)		(25,124,504)
NET ASSETS — 100.0%		$210,873,570

Notes to Portfolio of Investments

FRN - Floating Rate Note

TBA - To be announced

VRN - Variable Rate Note

(a)  Denotes all or a portion of security on loan. (Note 2).

(b)  Non-income producing security.

(c)  This security is valued in good faith under procedures established by the Board of Trustees.

(d)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to a value of $16,046,672 or 7.6% of net assets.

(e)  Security is currently in default.

(f)  A portion of this security is purchased on a forward commitment basis. (Note 2).

(g)  This security is held as collateral for open futures contracts. (Note 2).

(h)  Amount represents shares owned of the fund.

(i)  Represents investments of security lending collateral. (Note 2).

(j)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

April 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 92.9%
COMMON STOCK — 92.9%
Aerospace & Defense — 9.4%
Alliant Techsystems, Inc.(a) (b)	58,050	$5,406,196
Boeing Co.	223,260	20,763,180
United Technologies Corp.	346,090	23,233,022
		49,402,398
Agriculture — 2.8%
Altria Group, Inc.	215,860	14,877,071
Auto Manufacturers — 2.7%
Navistar International Corp.(a)	256,900	14,265,657
Banks — 11.4%
Bank of America Corp.	202,530	10,308,777
Capital One Financial Corp.(b)	97,210	7,218,815
Wachovia Corp.	406,220	22,561,459
Wells Fargo & Co.	552,620	19,833,532
		59,922,583
Chemicals — 1.5%
The Lubrizol Corp.	133,500	8,001,990
Diversified Financial — 10.9%
American Express Co.	63,860	3,874,386
Citigroup, Inc.	247,700	13,281,674
E*TRADE Financial Corp.(a)	242,950	5,364,336
Freddie Mac	127,560	8,263,337
UBS AG	408,552	26,515,025
		57,298,758
Electric — 5.8%
CMS Energy Corp.	292,980	5,425,990
Dynegy, Inc. Cl. A(a)	285,150	2,683,261
Exelon Corp.	251,630	18,975,418
Reliant Energy, Inc.(a) (b)	152,460	3,395,284
		30,479,953
Foods — 2.0%
ConAgra Foods, Inc.	196,040	4,818,663
SuperValu, Inc.	120,910	5,549,769
		10,368,432
Gas — 0.7%
Sempra Energy	60,510	3,841,175
Health Care – Services — 0.9%
WellPoint, Inc.(a)	61,810	4,881,136

	Number of Shares	Market Value
Insurance — 5.5%
Everest Re Group Ltd.	194,010	$19,525,166
Genworth Financial, Inc. Cl. A	131,850	4,811,207
Platinum Underwriters Holdings Ltd.	131,453	4,498,322
		28,834,695
Manufacturing — 2.0%
Siemens AG Sponsored ADR (Germany)(b)	88,436	10,698,103
Media — 6.2%
Liberty Global, Inc. Cl. C(a)	760,589	25,411,278
News Corp., Inc. Cl. A	308,350	6,903,957
		32,315,235
Oil & Gas — 8.3%
Exxon Mobil Corp.	316,050	25,088,049
Murphy Oil Corp.	95,800	5,311,152
Petroleo Brasileiro SA	50,200	5,081,746
Total SA Sponsored ADR (France)(b)	105,580	7,780,190
		43,261,137
Oil & Gas Services — 1.5%
Halliburton Co.	250,800	7,967,916
Pharmaceuticals — 5.9%
Medco Health Solutions, Inc.(a)	68,190	5,320,184
Novartis AG ADR (Switzerland)	190,060	11,040,585
Sanofi-Aventis Sponsored ADR (France)(b)	295,849	13,567,635
Vanda Pharmaceuticals, Inc.(a) (b)	56,300	1,211,013
		31,139,417
Retail — 6.1%
Costco Wholesale Corp.	397,700	21,304,789
Office Depot, Inc.(a)	309,400	10,402,028
		31,706,817
Semiconductors — 1.1%
Texas Instruments, Inc.	162,570	5,587,531
Software — 4.6%
Microsoft Corp.	181,480	5,433,511
Novell, Inc.(a)	792,790	5,787,367
Take-Two Interactive Software, Inc.(a)	658,800	12,629,196
		23,850,074

	Number of Shares	Market Value
Telecommunications — 3.6%
Cisco Systems, Inc.(a)	197,460	$5,280,080
Verizon Communications, Inc.	348,870	13,319,857
		18,599,937
TOTAL EQUITIES (Cost $430,171,754)		487,300,015
WARRANTS — 0.0%
Aerospace & Defense
Raytheon Co. Warrants, Expires 6/16/2011	524	9,353
TOTAL WARRANTS (Cost $0)		9,353
TOTAL LONG TERM INVESTMENTS (Cost $430,171,754)		487,309,368
	Principal Amount
SHORT-TERM INVESTMENTS — 13.9%
Cash Equivalents — 8.4%(d)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	$539,470	539,470
American Beacon Money Market Fund(c)	1,761,334	1,761,334
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	1,348,675	1,348,675
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	674,337	674,337
Bank of America 5.270% 05/07/2007	674,337	674,337
Bank of America 5.270% 05/08/2007	674,337	674,337
Bank of America 5.270% 06/18/2007	337,169	337,169
Bank of America 5.270% 06/19/2007	337,169	337,169
Bank of America 5.310% 05/17/2007	202,301	202,301
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	606,904	606,904

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	$202,301	$202,301
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	539,470	539,470
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	404,602	404,602
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	269,735	269,735
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	674,337	674,337
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	134,867	134,867
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	134,867	134,867
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	134,867	134,867
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	539,470	539,470
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	606,904	606,904
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	472,036	472,036
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	674,337	674,337
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	269,735	269,735
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	202,301	202,301
BGI Institutional Money Market Fund(c)	472,036	472,036
Calyon Eurodollar Time Deposit 5.300% 5/17/2007	472,036	472,036
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	337,169	337,169

	Principal Amount	Market Value
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	$1,240,781	$1,240,781
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	337,169	337,169
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	1,342,965	1,342,965
Den Danske Bank Commercial Paper 5.282% 05/23/2007	668,623	668,623
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	674,337	674,337
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	337,169	337,169
Dreyfus Cash Management Plus Money Market Fund(c)	404,602	404,602
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	674,337	674,337
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	404,602	404,602
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	404,602	404,602
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	741,771	741,771
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	674,337	674,337
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	337,169	337,169
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	674,337	674,337
Freddie Mac Agency Discount Note 5.184% 06/25/2007	132,763	132,763
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)	78,308	78,308

	Principal Amount	Market Value
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	$539,470	$539,470
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	809,205	809,205
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	674,337	674,337
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	1,308,214	1,308,214
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	1,011,506	1,011,506
Morgan Stanley & Co. 5.320% 08/01/2007	606,904	606,904
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	337,169	337,169
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	404,602	404,602
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	876,638	876,638
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	1,011,506	1,011,506
Reserve Primary Money Market Fund(c)	1,281,241	1,281,241
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	1,078,940	1,078,940
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	202,301	202,301
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	269,735	269,735
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	539,470	539,470
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	809,205	809,205
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	472,036	472,036

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	$539,470	$539,470
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	337,169	337,169
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	404,602	404,602
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	337,169	337,169
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	404,602	404,602
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	539,470	539,470
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	31,776	31,776
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	876,638	876,638
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	67,434	67,434
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	1,348,675	1,348,675
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	1,348,675	1,348,675
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	674,337	674,337
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	404,602	404,602
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	674,337	674,337
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	674,337	674,337
		43,720,747

	Principal Amount	Market Value
Repurchase Agreements — 5.5%
Investors Bank & Trust Company Repurchase Agreement, dated 4/30/2007, 3.51%, due 5/1/2007(e)	$29,011,079	$29,011,079
TOTAL SHORT-TERM INVESTMENTS (Cost $72,731,826)		72,731,826
TOTAL INVESTMENTS — 106.8% (Cost $502,903,580)(f)		560,041,194
Other Assets/ (Liabilities) — (6.8%)		(35,825,379)
NET ASSETS — 100.0%		$524,215,815

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Amount represents shares owned of the fund.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $29,013,908. Collateralized by a U.S. Government Agency obligation with a rate of 5.82%, maturity date of 6/15/2034, and an aggregate market value, including accrued interest, of $30,461,633.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments

April 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.7%
COMMON STOCK — 99.7%
Advertising — 0.0%
RH Donnelley Corp.(a)	1,820	$142,124
Aerospace & Defense — 1.4%
Armor Holdings, Inc.(a) (b)	710	50,765
DRS Technologies, Inc.(b)	590	29,683
General Dynamics Corp.	17,680	1,387,880
L-3 Communications Holdings, Inc.	5,760	517,997
Northrop Grumman Corp.	17,250	1,269,772
Raytheon Co.	25,420	1,360,987
United Technologies Corp.	10,930	733,731
		5,350,815
Agriculture — 1.4%
Altria Group, Inc.	42,390	2,921,519
Loews Corp. - Carolina Group	22,930	1,754,833
Reynolds American, Inc.	7,470	480,022
UST, Inc.	2,410	136,599
		5,292,973
Airlines — 0.2%
AMR Corp.(a)	2,460	64,181
UAL Corp.(a)	15,680	523,712
		587,893
Apparel — 0.4%
Hanesbrands, Inc.(a)	100	2,659
Jones Apparel Group, Inc.	38,730	1,293,195
Liz Claiborne, Inc.	180	8,050
VF Corp.	3,130	274,845
		1,578,749
Auto Manufacturers — 0.7%
Ford Motor Co.	68,200	548,328
General Motors Corp.(b)	64,210	2,005,278
		2,553,606
Automotive & Parts — 0.1%
Autoliv, Inc.	1,780	103,507
BorgWarner, Inc.	1,700	132,447
Genuine Parts Co.	120	5,929
Johnson Controls, Inc.	2,700	276,291
TRW Automotive Holdings Corp.(a)	100	3,706
		521,880
Banks — 10.6%
Associated Banc-Corp	4,250	137,615

	Number of Shares	Market Value
BancorpSouth, Inc.	200	$4,914
Bank of America Corp.	294,735	15,002,011
Bank of Hawaii Corp.	520	27,508
The Bank of New York Co., Inc.	25,750	1,042,360
BB&T Corp.	19,747	821,870
BOK Financial Corp.	600	30,798
Capital One Financial Corp.(b)	7,357	546,331
City National Corp.	570	41,735
The Colonial BancGroup, Inc.	4,120	99,127
Comerica, Inc.	27,500	1,702,525
Commerce Bancshares, Inc.	2,452	116,078
Compass Bancshares, Inc.	4,560	310,901
Fifth Third Bancorp(b)	15,560	631,580
First Citizens BancShares, Inc. Cl. A	100	20,290
First Horizon National Corp.	3,920	153,703
Fulton Financial Corp.	6,777	99,757
Huntington Bancshares, Inc.(b)	7,810	173,226
KeyCorp	16,690	595,499
M&T Bank Corp.	2,440	271,670
Marshall and Ilsley Corp.	5,780	277,556
Mellon Financial Corp.	1,450	62,248
National City Corp.(b)	38,077	1,391,714
PNC Financial Services Group, Inc.	17,833	1,321,425
Popular, Inc.	9,100	152,971
Regions Financial Corp.	73,656	2,584,589
Sky Financial Group, Inc.	2,360	64,310
The South Financial Group, Inc.	1,840	41,639
SunTrust Banks, Inc.	13,000	1,097,460
Synovus Financial Corp.(b)	4,760	150,226
TCF Financial Corp.	3,100	83,948
U.S. Bancorp	76,540	2,629,149
UnionBanCal Corp.	1,400	86,072
Valley National Bancorp	3,385	85,877
Wachovia Corp.	69,973	3,886,300
Webster Financial Corp.	1,790	79,565
Wells Fargo & Co.	116,910	4,195,900
Whitney Holding Corp.	100	3,077
Wilmington Trust Corp.	800	32,368
Zions Bancorp	3,350	274,030
		40,329,922
Beverages — 1.0%
Anheuser-Busch Cos., Inc.	12,180	599,134
The Coca-Cola Co.	21,690	1,132,001

	Number of Shares	Market Value
Coca-Cola Enterprises, Inc.(b)	11,420	$250,555
Constellation Brands, Inc. Cl. A(a)	130	2,913
Molson Coors Brewing Co. Cl. B	17,630	1,662,156
The Pepsi Bottling Group, Inc.	2,660	87,275
		3,734,034
Biotechnology — 0.1%
Biogen Idec, Inc.(a)	5,890	278,067
Charles River Laboratories International, Inc.(a)	1,200	56,832
Invitrogen Corp.(a)	780	51,067
		385,966
Building Materials — 0.0%
Lennox International, Inc.	100	3,381
Chemicals — 1.9%
Air Products & Chemicals, Inc.	1,070	81,855
Albemarle Corp.	19,480	826,926
Ashland, Inc.	24,850	1,489,757
Cabot Corp.	1,430	64,779
Celanese Corp. Cl. A	11,170	370,509
Chemtura Corp.	9,100	100,373
Cytec Industries, Inc.	1,500	82,350
The Dow Chemical Co.	36,360	1,622,020
Du Pont (E.I.) de Nemours & Co.	6,400	314,688
Eastman Chemical Co.	1,800	121,860
FMC Corp.	1,350	103,855
International Flavors & Fragrances, Inc.	920	44,776
The Lubrizol Corp.	3,720	222,977
Lyondell Chemical Co.	22,620	703,934
PPG Industries, Inc.	5,420	398,804
Rohm & Haas Co.	4,860	248,686
RPM, Inc.	4,500	95,715
The Sherwin-Williams Co.	1,620	103,307
Sigma-Aldrich Corp.	2,680	112,774
The Valspar Corp.	80	2,163
		7,112,108
Commercial Services — 1.5%
Avis Budget Group, Inc.(a)	2,800	78,764
Convergys Corp.(a)	59,570	1,504,738
Donnelley (R.R.) & Sons Co.	6,060	243,612
Equifax, Inc.	430	17,114

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Hewitt Associates, Inc. Cl. A(a)	2,910	$86,572
Manpower, Inc.	400	32,100
McKesson Corp.	29,690	1,746,663
Quanta Services, Inc.(a) (b)	2,450	67,350
Service Corp. International	138,970	1,688,485
The Servicemaster Co.	6,610	101,728
		5,567,126
Computer Related Services — 0.0%
Ingram Micro, Inc. Cl. A(a)	4,400	86,328
Computers — 2.2%
Cadence Design Systems, Inc.(a)	9,730	216,006
Ceridian Corp.(a)	4,950	167,112
Computer Sciences Corp.(a)	4,670	259,372
Diebold, Inc.	410	19,545
Electronic Data Systems Corp.	13,820	404,097
EMC Corp.(a)	7,440	112,939
Hewlett-Packard Co.	45,610	1,922,005
International Business Machines Corp.	19,220	1,964,476
Lexmark International, Inc. Cl. A(a)	28,470	1,551,615
NCR Corp.(a)	3,900	196,560
Sun Microsystems, Inc.(a)	114,860	599,569
Synopsys, Inc.(a)	38,360	1,061,038
Unisys Corp.(a)	9,000	70,560
		8,544,894
Cosmetics & Personal Care — 2.4%
Alberto-Culver Co.	60,010	1,457,643
Colgate-Palmolive Co.	870	58,934
The Procter & Gamble Co.	116,110	7,467,034
		8,983,611
Diversified Financial — 12.7%
AG Edwards, Inc.	3,330	241,258
AmeriCredit Corp.(a) (b)	57,440	1,449,211
Ameriprise Financial, Inc.	8,280	492,412
The Bear Stearns Cos., Inc.	4,150	646,155
CIT Group, Inc.	29,280	1,746,552
Citigroup, Inc.	237,760	12,748,691
Countrywide Financial Corp.(b)	24,590	911,797
Fannie Mae	34,860	2,053,951
Freddie Mac	8,020	519,536
The Goldman Sachs Group, Inc.	10,480	2,291,033
IndyMac Bancorp, Inc.(b)	2,460	74,390
JP Morgan Chase & Co.	226,040	11,776,684
Janus Capital Group, Inc.	3,500	87,570

	Number of Shares	Market Value
Lehman Brothers Holdings, Inc.	16,760	$1,261,693
Merrill Lynch & Co., Inc.	57,690	5,205,369
Morgan Stanley	58,860	4,944,829
Student Loan Corp.	120	24,444
Thornburg Mortgage, Inc.(b)	57,100	1,587,380
		48,062,955
Electric — 6.1%
Alliant Energy Corp.	5,700	249,660
Ameren Corp.	6,960	365,887
American Electric Power Co., Inc.	17,380	872,824
CenterPoint Energy, Inc.	13,380	251,945
Consolidated Edison, Inc.(b)	13,160	674,582
Constellation Energy Group, Inc.	5,340	475,901
Dominion Resources, Inc.	6,650	606,480
DPL, Inc.(b)	2,900	90,915
DTE Energy Co.	33,010	1,669,976
Duke Energy Corp.	54,498	1,118,299
Edison International	37,580	1,967,313
Energy East Corp.	4,950	119,889
Entergy Corp.	7,080	801,031
Exelon Corp.	3,640	274,492
FirstEnergy Corp.	11,320	774,741
FPL Group, Inc.	13,560	872,857
Great Plains Energy, Inc.	36,537	1,192,568
Integrys Energy Group, Inc.	840	47,124
MDU Resources Group, Inc.	6,400	193,920
Mirant Corp.(a)	8,800	394,856
Northeast Utilities	5,140	165,354
NRG Energy, Inc.(a)	1,600	126,336
NSTAR	4,110	147,549
OGE Energy Corp.	35,760	1,374,614
Pepco Holdings, Inc.	6,510	192,175
PG&E Corp.	18,030	912,318
Pinnacle West Capital Corp.	3,360	162,254
PPL Corp.	13,130	572,599
Progress Energy, Inc.	8,700	439,785
Public Service Enterprise Group, Inc.	11,050	955,272
Puget Energy, Inc.	54,560	1,408,739
Reliant Energy, Inc.(a)	10,500	233,835
SCANA Corp.	5,620	244,639
Southern Co.	25,550	965,534
Teco Energy, Inc.	13,530	242,863
Wisconsin Energy Corp.	4,880	238,095
Xcel Energy, Inc.	67,620	1,628,966
		23,026,187

	Number of Shares	Market Value
Electrical Components & Equipment — 0.1%
Emerson Electric Co.	2,130	$100,089
Energizer Holdings, Inc.(a)	2,370	230,317
		330,406
Electronics — 0.1%
Applera Corp. - Applied Biosystems Group	1,230	38,425
Avnet, Inc.(a)	5,500	224,950
PerkinElmer, Inc.	1,610	38,962
Thermo Fisher Scientific, Inc.(a)	610	31,757
Vishay Intertechnology, Inc.(a)	200	3,330
		337,424
Engineering & Construction — 0.0%
URS Corp.(a)	1,450	63,365
Environmental Controls — 0.0%
Allied Waste Industries, Inc.(a) (b)	7,150	95,595
Republic Services, Inc.	1,485	41,476
Waste Management, Inc.	1,640	61,352
		198,423
Foods — 2.3%
Campbell Soup Co.	34,840	1,362,244
ConAgra Foods, Inc.	12,080	296,926
Corn Products International, Inc.	2,570	102,337
Dean Foods Co.	4,860	177,050
Del Monte Foods Co.	6,820	79,112
General Mills, Inc.	14,070	842,793
Heinz (H. J.) Co.	6,130	288,784
Hormel Foods Corp.	1,100	41,899
The J.M. Smucker Co.	10,340	577,179
Kellogg Co.	220	11,640
Kraft Foods, Inc. Cl. A	7,653	256,146
The Kroger Co.	80,340	2,370,833
Safeway, Inc.	19,440	705,672
Sara Lee Corp.	66,570	1,092,414
Smithfield Foods, Inc.(a)	1,000	30,570
SuperValu, Inc.	7,300	335,070
Tyson Foods, Inc. Cl. A	8,000	167,680
		8,738,349
Forest Products & Paper — 0.2%
Domtar Corp.(a)	9,800	95,550
Plum Creek Timber Co., Inc.	180	7,146
Temple-Inland, Inc.	11,250	666,450
		769,146

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Gas — 0.5%
AGL Resources, Inc.	5,660	$246,436
Atmos Energy Corp.	3,150	99,918
Energen Corp.	2,600	145,730
KeySpan Corp.	5,900	244,319
NiSource, Inc.	9,490	233,359
Sempra Energy	13,460	854,441
Southern Union Co.	1,040	31,678
UGI Corp.	3,290	93,304
Vectren Corp.	2,150	62,500
		2,011,685
Hand & Machine Tools — 0.1%
The Black & Decker Corp.(b)	330	29,938
Snap-on, Inc.	1,830	99,735
The Stanley Works	1,300	75,764
		205,437
Health Care – Products — 0.1%
Johnson & Johnson	8,200	526,604
Health Care – Services — 0.5%
Aetna, Inc.	17,520	821,338
Health Management Associates, Inc. Cl. A(b)	570	6,093
Health Net, Inc.(a)	330	17,840
Triad Hospitals, Inc.(a)	120	6,377
WellPoint, Inc.(a)	11,895	939,348
		1,790,996
Holding Company – Diversified — 0.0%
Leucadia National Corp.	220	6,631
Home Builders — 0.0%
KB Home	100	4,411
Lennar Corp. Cl. A	3,100	132,401
MDC Holdings, Inc.(b)	600	30,756
		167,568
Home Furnishing — 0.0%
Whirlpool Corp.	1,600	169,648
Household Products — 0.7%
The Clorox Co.	13,600	912,288
Fortune Brands, Inc.	560	44,856
Jarden Corp.(a)	820	34,555
Kimberly-Clark Corp.	25,440	1,810,565
		2,802,264
Housewares — 0.0%
Newell Rubbermaid, Inc.	4,900	150,283
Industrial – Distribution — 0.1%
Grainger (W.W.), Inc.	2,690	222,248

	Number of Shares	Market Value
Insurance — 8.2%
Allstate Corp.	32,600	$2,031,632
Ambac Financial Group, Inc.	3,250	298,350
American Financial Group, Inc.	45,450	1,603,021
American International Group, Inc.	78,750	5,505,412
American National Insurance Co.	1,380	180,118
Aon Corp.	10,660	413,075
Assurant, Inc.	3,990	229,545
W.R. Berkley Corp.	2,150	69,854
Chubb Corp.	27,510	1,480,863
Cigna Corp.	14,260	2,218,713
Cincinnati Financial Corp.	4,980	225,295
Erie Indemnity Co. Cl. A	1,450	76,197
Fidelity National Financial, Inc.	6,300	160,587
First American Corp.	8,200	422,300
Gallagher (Arthur J.) & Co.(b)	1,580	44,177
Genworth Financial, Inc. Cl. A	57,110	2,083,944
The Hartford Financial Services Group, Inc.	11,590	1,172,908
HCC Insurance Holdings, Inc.(b)	1,570	48,136
Lincoln National Corp.	10,826	770,270
Loews Corp.	14,370	679,988
Markel Corp.(a)	140	64,247
Marsh & McLennan Cos., Inc.	20,280	644,093
MBIA, Inc.(b)	5,430	377,711
Mercury General Corp.	590	31,948
Metlife, Inc.	15,540	1,020,978
MGIC Investment Corp.(b)	2,650	163,266
Nationwide Financial Services, Inc. Cl. A	3,950	225,664
Old Republic International Corp.	7,025	149,422
Philadelphia Consolidated Holding Corp.(a)	50	2,170
The PMI Group, Inc.	4,830	234,110
Principal Financial Group, Inc.	8,710	552,998
Progressive Corp.	17,720	408,800
Protective Life Corp.	2,080	97,552
Prudential Financial, Inc.	11,440	1,086,800
Radian Group, Inc.	2,800	162,708
Reinsurance Group of America, Inc.	4,150	258,587
Safeco Corp.	25,820	1,723,227

	Number of Shares	Market Value
StanCorp Financial Group, Inc.	1,670	$79,492
Torchmark Corp.	3,040	207,632
Transatlantic Holdings, Inc.	1,100	76,439
St. Paul Travelers Companies	66,447	3,594,783
Unitrin, Inc.	1,450	68,368
Unum Group	10,750	267,460
		31,212,840
Internet — 0.3%
Expedia, Inc.(a)	9,940	234,783
IAC/InterActiveCorp(a) (b)	5,900	224,908
McAfee, Inc.(a)	9,100	295,659
Symantec Corp.(a)	20,250	356,400
VeriSign, Inc.(a)	390	10,667
		1,122,417
Investment Companies — 0.1%
Allied Capital Corp.	4,620	133,518
American Capital Strategies Ltd.(b)	4,810	234,151
		367,669
Iron & Steel — 1.1%
Carpenter Technology Corp.	100	12,137
Nucor Corp.	44,050	2,795,413
Steel Dynamics, Inc.	8,270	366,444
United States Steel Corp.	9,090	922,999
		4,096,993
Lodging — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	1,000	67,020
Wyndham Worldwide Corp.(a)	6,000	207,600
		274,620
Machinery – Construction & Mining — 0.1%
Terex Corp.(a)	2,810	218,759
Machinery – Diversified — 0.5%
AGCO Corp.(a)	36,270	1,513,547
Cummins, Inc.	2,920	269,107
		1,782,654
Manufacturing — 3.2%
Crane Co.	1,420	60,364
Dover Corp.	770	37,052
Eaton Corp.	7,570	675,320
General Electric Co.	197,590	7,283,167
Honeywell International, Inc.	19,690	1,066,804
ITT Corp.	1,920	122,515
Leggett & Platt, Inc.	2,610	61,387
Pall Corp.	5,890	247,086

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Parker Hannifin Corp.	16,720	$1,540,581
SPX Corp.	2,200	155,936
Teleflex, Inc.	11,720	841,848
		12,092,060
Media — 3.2%
Cablevision Systems Corp. Cl. A(a)	3,640	119,319
CBS Corp. Cl. B	23,240	738,335
Clear Channel Communications, Inc.	25,840	915,511
Comcast Corp. Cl. A(a)	52,075	1,388,320
Gannett Co., Inc.	8,100	462,186
Hearst-Argyle Television, Inc.	9,470	252,186
Idearc, Inc.	9,400	326,650
Liberty Global, Inc. Cl. A(a)	8,790	315,473
Liberty Media Holding Corp. Capital Cl. A(a)	60	6,778
News Corp., Inc. Cl. A	24,700	553,033
Time Warner, Inc.	129,120	2,663,746
Tribune Co.	6,420	210,576
The Walt Disney Co.	121,490	4,249,720
		12,201,833
Mining — 0.1%
Freeport-McMoran Copper & Gold, Inc.	6,700	449,972
Office Equipment/Supplies — 0.6%
Pitney Bowes, Inc.	370	17,760
Xerox Corp.(a)	127,360	2,356,160
		2,373,920
Office Furnishings — 0.3%
Steelcase, Inc. Cl. A	67,230	1,312,330
Oil & Gas — 12.7%
Chevron Corp.	125,006	9,724,217
ConocoPhillips Co.	74,007	5,132,385
Exxon Mobil Corp.	314,130	24,935,639
Marathon Oil Corp.	12,409	1,260,134
Noble Energy, Inc.	7,700	452,837
Occidental Petroleum Corp.	68,284	3,461,999
Tesoro Corp.	15,100	1,830,120
Valero Energy Corp.	21,150	1,485,365
		48,282,696
Oil & Gas Services — 0.1%
National Oilwell Varco, Inc.(a)	3,300	280,005
SEACOR Holdings, Inc.(a)	930	88,610
Tidewater, Inc.(b)	1,630	103,032
		471,647
Packaging & Containers — 0.5%
Bemis Co., Inc.	3,960	131,551

	Number of Shares	Market Value
Sealed Air Corp.	3,740	$123,046
Sonoco Products Co.	41,800	1,782,352
		2,036,949
Pharmaceuticals — 5.5%
Abbott Laboratories	10,890	616,592
AmerisourceBergen Corp.	10,940	546,891
Bristol-Myers Squibb Co.	38,290	1,105,049
Eli Lilly & Co.	8,120	480,136
King Pharmaceuticals, Inc.(a)	8,270	169,122
Medco Health Solutions, Inc.(a)	7,100	553,942
Merck & Co., Inc.	114,460	5,887,822
Pfizer, Inc.	413,180	10,932,743
Watson Pharmaceutical, Inc.(a)	3,560	97,188
Wyeth	8,910	494,505
		20,883,990
Pipelines — 0.6%
National Fuel Gas Co.	2,150	101,072
Oneok, Inc.	30,280	1,465,855
Spectra Energy Corp.	22,200	579,420
		2,146,347
Real Estate Investment Trusts (REITS) — 2.2%
AMB Property Corp.	90	5,482
Annaly Capital Management, Inc. REIT(b)	123,160	1,959,476
Apartment Investment & Management Co. Cl. A	5,740	317,422
Archstone-Smith Trust REIT	12,720	662,839
AvalonBay Communities, Inc.(b)	570	69,688
Boston Properties, Inc.	830	97,575
Brandywine Realty Trust REIT	4,070	133,822
BRE Properties, Inc. Cl. A REIT(b)	170	10,207
Camden Property Trust REIT	110	7,662
CapitalSource, Inc.	770	19,843
CBL & Associates Properties, Inc. REIT(b)	900	40,905
Colonial Properties Trust REIT(b)	5,730	284,265
Developers Diversified Realty Corp. REIT(b)	170	11,067
Duke Realty Corp. REIT	7,990	344,449
Health Care Property Investors, Inc.	7,100	251,269
Health Care REIT, Inc.(b)	3,800	171,912

	Number of Shares	Market Value
Hospitalities Properties Trust	8,940	$407,038
Host Hotels & Resorts, Inc. REIT(b)	30,900	792,276
HRPT Properties Trust	9,670	118,361
iStar Financial, Inc.	7,160	343,107
Kimco Realty Corp.	8,000	384,560
Liberty Property Trust REIT	4,070	196,947
Mack-Cali Realty Corp.	2,760	135,157
ProLogis(b)	9,000	583,200
Public Storage, Inc.(b)	500	46,660
Rayonier, Inc. REIT	6,410	278,002
Regency Centers Corp.	4,000	329,600
Simon Property Group, Inc. REIT(b)	660	76,085
Taubman Centers, Inc. REIT	870	48,764
Ventas, Inc.	1,420	59,867
Vornado Realty Trust(b)	740	87,786
Weingarten Realty Investors REIT	200	9,572
		8,284,865
Retail — 2.0%
AnnTaylor Stores Corp.(a)	180	6,926
AutoNation, Inc.(a)	4,840	98,930
Circuit City Stores, Inc.	300	5,235
Costco Wholesale Corp.	280	15,000
CVS/Caremark Corp.	1,653	59,905
Dillards, Inc. Cl. A	100	3,463
Dollar Tree Stores, Inc.(a)	6,070	238,672
Family Dollar Stores, Inc.	7,310	232,750
Federated Department Stores, Inc.	29,606	1,300,296
The Gap, Inc.	25,700	461,315
The Home Depot, Inc.	3,400	128,758
McDonald's Corp.	53,510	2,583,463
OfficeMax, Inc.	3,480	171,286
RadioShack Corp.(b)	51,570	1,499,140
Saks, Inc.(b)	4,170	87,320
Sally Beauty Co., Inc.(a)	100	982
Sears Holdings Corp.(a)	2,910	555,548
		7,448,989
Savings & Loans — 1.2%
Astoria Financial Corp.	2,760	73,306
New York Community Bancorp, Inc.	13,540	236,408
Sovereign Bancorp, Inc.	14,100	342,207
Washington Federal, Inc.	2,682	63,590
Washington Mutual, Inc.	90,722	3,808,510
		4,524,021

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Semiconductors — 0.4%
Intersil Corp. Cl. A	2,800	$83,412
KLA-Tencor Corp.(b)	1,200	66,660
LSI Corp.(a) (b)	3,670	31,195
Novellus Systems, Inc.(a)	28,380	918,661
Teradyne, Inc.(a) (b)	14,640	255,468
		1,355,396
Software — 0.2%
CA, Inc.	10,490	285,957
Compuware Corp.(a)	18,340	181,016
Fair Isaac Corp.(b)	280	9,999
Fidelity National Information Services, Inc.	4,700	237,491
IMS Health, Inc.	1,930	56,607
		771,070
Telecommunications — 7.6%
Alltel Corp.	31,240	1,958,436
AT&T, Inc.	390,455	15,118,418
Avaya, Inc.(a)	52,260	675,199
CenturyTel, Inc.	21,080	970,734
Citizens Communications Co.	6,430	100,115
Embarq Corp.(b)	29,140	1,749,566
Juniper Networks, Inc.(a)	5,200	116,272
Leap Wireless International, Inc.(a) (b)	730	55,721
Qwest Communications International, Inc.(a) (b)	64,190	570,007
Sprint Nextel Corp.	74,500	1,492,235
Telephone and Data Systems, Inc.	1,730	98,524
US Cellular Corp.(a)	20	1,450
Verizon Communications, Inc.	113,612	4,337,706
Virgin Media, Inc.	9,900	249,777
Windstream Corp.	94,647	1,383,739
		28,877,899
Textiles — 0.1%
Mohawk Industries, Inc.(a) (b)	3,630	327,281
Toys, Games & Hobbies — 0.6%
Hasbro, Inc.	15,270	482,685
Mattel, Inc.	70,090	1,983,547
		2,466,232
Transportation — 0.8%
CSX Corp.	5,400	233,118
Laidlaw International, Inc.	1,910	65,418
Overseas Shipholding Group, Inc.	23,140	1,638,312
Ryder System, Inc.	1,790	94,226

	Number of Shares	Market Value
Union Pacific Corp.	6,270	$716,348
YRC Worldwide, Inc.(a)	3,100	123,349
		2,870,771
TOTAL EQUITIES (Cost $358,115,470)		378,609,249
	Principal Amount
SHORT-TERM INVESTMENTS — 5.7%
Cash Equivalents — 5.1%(d)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	$241,458	241,458
American Beacon Money Market Fund(c)	788,350	788,350
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	603,649	603,649
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	301,825	301,825
Bank of America 5.270% 05/07/2007	301,825	301,825
Bank of America 5.270% 05/08/2007	301,825	301,825
Bank of America 5.270% 06/18/2007	150,912	150,912
Bank of America 5.270% 06/19/2007	150,912	150,912
Bank of America 5.310% 05/17/2007	90,547	90,547
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	271,642	271,642
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	90,547	90,547
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	241,460	241,460
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	181,095	181,095
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	120,730	120,730
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	301,825	301,825

	Principal Amount	Market Value
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	$60,365	$60,365
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	60,365	60,365
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	60,365	60,365
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	241,460	241,460
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	271,642	271,642
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	211,277	211,277
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	301,825	301,825
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	120,730	120,730
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	90,547	90,547
BGI Institutional Money Market Fund(c)	211,277	211,277
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	211,277	211,277
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	150,912	150,912
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	555,357	555,357
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	150,912	150,912
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	601,094	601,094
Den Danske Bank Commercial Paper 5.282% 05/23/2007	299,267	299,267
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	301,825	301,825

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	$150,912	$150,912
Dreyfus Cash Management Plus Money Market Fund(c)	181,095	181,095
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	301,825	301,825
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	181,095	181,095
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	181,095	181,095
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	332,007	332,007
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	301,825	301,825
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	150,912	150,912
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	301,825	301,825
Freddie Mac Agency Discount Note 5.184% 06/25/2007	59,423	59,423
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)	35,050	35,050
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	241,460	241,460
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	362,190	362,190
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	301,825	301,825
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	585,540	585,540
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	452,737	452,737
Morgan Stanley & Co. Commercial Paper 5.320% 08/01/2007	271,642	271,642

	Principal Amount	Market Value
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	$150,912	$150,912
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	181,095	181,095
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	392,372	392,372
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	452,737	452,737
Reserve Primary Money Market Fund(c)	573,467	573,467
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	482,919	482,919
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	90,547	90,547
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	120,730	120,730
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	241,460	241,460
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	362,190	362,190
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	211,277	211,277
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	241,460	241,460
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	150,912	150,912
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	181,095	181,095
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	150,912	150,912
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	181,095	181,095
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	241,460	241,460
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	14,222	14,222

	Principal Amount	Market Value
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	$392,372	$392,372
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	30,182	30,182
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	603,649	603,649
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	603,649	603,649
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	301,825	301,825
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	181,095	181,095
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	301,825	301,825
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	301,825	301,825
		19,568,841
Repurchase Agreements — 0.6%
Investors Bank & Trust Company Repurchase Agreement, dated 4/30/2007, 3.51%, due 5/1/2007(e)	2,263,307	2,263,307
TOTAL SHORT-TERM INVESTMENTS (Cost $21,832,148)		21,832,148
TOTAL INVESTMENTS — 105.4% (Cost $379,947,618)(f)		400,441,397
Other Assets/ (Liabilities) — (5.4%)		(20,626,626)
NET ASSETS — 100.0%		$379,814,771

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Amount represents shares owned of the fund.

(d)   Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $2,263,528. Collateralized by a U.S. Government Agency obligation with a rate of 8.375%, maturity date of 4/25/2027, and an aggregate market value, including accrued interest, of $2,376,473.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments

April 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.6%
COMMON STOCK — 99.6%
Advertising — 0.1%
RH Donnelley Corp.(a)	1,100	$85,899
Aerospace & Defense — 1.4%
Armor Holdings, Inc.(a) (b)	300	21,450
General Dynamics Corp.	7,400	580,900
L-3 Communications Holdings, Inc.	2,400	215,832
Northrop Grumman Corp.	7,200	529,992
Raytheon Co.	10,900	583,586
United Technologies Corp.	4,800	322,224
		2,253,984
Agriculture — 1.4%
Altria Group, Inc.	17,900	1,233,668
Loews Corp. - Carolina Group	9,600	734,688
Reynolds American, Inc.	3,100	199,206
UST, Inc.(b)	1,100	62,348
		2,229,910
Airlines — 0.2%
AMR Corp.(a)	1,100	28,699
UAL Corp.(a)	6,900	230,460
		259,159
Apparel — 0.4%
Jones Apparel Group, Inc.	16,300	544,257
Liz Claiborne, Inc.	100	4,472
VF Corp.	800	70,248
		618,977
Auto Manufacturers — 0.7%
Ford Motor Co.	28,700	230,748
General Motors Corp.(b)	27,100	846,333
		1,077,081
Automotive & Parts — 0.1%
Autoliv, Inc.	100	5,815
BorgWarner, Inc.	700	54,537
Genuine Parts Co.	200	9,882
Johnson Controls, Inc.	800	81,864
		152,098
Banks — 10.6%
Associated Banc-Corp	1,900	61,522
BancorpSouth, Inc.	1,500	36,855
Bank of America Corp.	123,984	6,310,786
Bank of Hawaii Corp.	100	5,290

	Number of Shares	Market Value
The Bank of New York Co., Inc.	10,700	$433,136
BB&T Corp.	8,272	344,281
Capital One Financial Corp.	3,104	230,503
City National Corp.	100	7,322
The Colonial BancGroup, Inc.	1,700	40,902
Comerica, Inc.	11,100	687,201
Commerce Bancshares, Inc.	121	5,728
Compass Bancshares, Inc.	1,900	129,542
Fifth Third Bancorp(b)	7,200	292,248
First Horizon National Corp.	1,900	74,499
Fulton Financial Corp.	340	5,005
Huntington Bancshares, Inc.(b)	4,500	99,810
KeyCorp	6,200	221,216
M&T Bank Corp.	1,400	155,876
Marshall and Ilsley Corp.	2,900	139,258
Mellon Financial Corp.	700	30,051
National City Corp.(b)	16,062	587,066
PNC Financial Services Group, Inc.	7,453	552,267
Popular, Inc.	3,100	52,111
Regions Financial Corp.	31,004	1,087,930
Sky Financial Group, Inc.	1,000	27,250
The South Financial Group, Inc.	100	2,263
SunTrust Banks, Inc.	5,499	464,226
Synovus Financial Corp.(b)	1,700	53,652
TCF Financial Corp.	2,200	59,576
U.S. Bancorp	32,300	1,109,505
UnionBanCal Corp.	600	36,888
Valley National Bancorp	205	5,201
Wachovia Corp.	29,340	1,629,544
Webster Financial Corp.	1,400	62,230
Wells Fargo & Co.	49,000	1,758,610
Wilmington Trust Corp.	100	4,046
Zions Bancorp	1,000	81,800
		16,885,196
Beverages — 1.0%
Anheuser-Busch Cos., Inc.	5,100	250,869
The Coca-Cola Co.	9,100	474,929
Coca-Cola Enterprises, Inc.(b)	5,500	120,670
Constellation Brands, Inc. Cl. A(a)	100	2,241
Molson Coors Brewing Co. Cl. B	7,400	697,672
The Pepsi Bottling Group, Inc.	600	19,686
		1,566,067

	Number of Shares	Market Value
Biotechnology — 0.1%
Biogen Idec, Inc.(a)	2,700	$127,467
Chemicals — 1.8%
Air Products & Chemicals, Inc.	500	38,250
Albemarle Corp.	8,500	360,825
Ashland, Inc.	10,200	611,490
Cabot Corp.	600	27,180
Celanese Corp. Cl. A	3,600	119,412
Chemtura Corp.	4,400	48,532
Cytec Industries, Inc.	500	27,450
The Dow Chemical Co.	14,600	651,306
Du Pont (E.I.) de Nemours & Co.	2,100	103,257
Eastman Chemical Co.	700	47,390
FMC Corp.	600	46,158
International Flavors & Fragrances, Inc.	500	24,335
The Lubrizol Corp.	1,300	77,922
Lyondell Chemical Co.	9,900	308,088
PPG Industries, Inc.	2,300	169,234
Rohm & Haas Co.	1,300	66,521
RPM, Inc.	100	2,127
The Sherwin-Williams Co.	700	44,639
Sigma-Aldrich Corp.	1,600	67,328
The Valspar Corp.	100	2,704
		2,844,148
Commercial Services — 1.4%
Convergys Corp.(a)	25,300	639,078
Donnelley (R.R.) & Sons Co.	3,200	128,640
Equifax, Inc.	200	7,960
Manpower, Inc.	200	16,050
McKesson Corp.	12,100	711,843
Quanta Services, Inc.(a) (b)	1,000	27,490
Service Corp. International	60,500	735,075
The Servicemaster Co.	100	1,539
		2,267,675
Computer Related Services — 0.0%
Ingram Micro, Inc. Cl. A(a)	1,300	25,506
Computers — 2.2%
Cadence Design Systems, Inc.(a)	4,100	91,020
Ceridian Corp.(a)	2,000	67,520
Computer Sciences Corp.(a)	1,300	72,202
Diebold, Inc.	200	9,534
Electronic Data Systems Corp.	6,000	175,440
EMC Corp.(a)	4,200	63,756

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Hewlett-Packard Co.	19,200	$809,088
International Business Machines Corp.	8,100	827,901
Lexmark International, Inc. Cl. A(a)	12,000	654,000
NCR Corp.(a)	1,300	65,520
Sun Microsystems, Inc.(a)	48,400	252,648
Synopsys, Inc.(a)	16,700	461,922
		3,550,551
Cosmetics & Personal Care — 2.4%
Alberto-Culver Co.	25,200	612,108
Colgate-Palmolive Co.	100	6,774
The Procter & Gamble Co.	48,800	3,138,328
		3,757,210
Diversified Financial — 12.6%
AG Edwards, Inc.	1,100	79,695
AmeriCredit Corp.(a) (b)	22,600	570,198
Ameriprise Financial, Inc.	3,700	220,039
The Bear Stearns Cos., Inc.	1,800	280,260
CIT Group, Inc.(b)	12,300	733,695
Citigroup, Inc.	99,800	5,351,276
Countrywide Financial Corp.(b)	9,200	341,136
Fannie Mae	14,500	854,340
Freddie Mac	3,400	220,252
The Goldman Sachs Group, Inc.	4,400	961,884
IndyMac Bancorp, Inc.(b)	1,400	42,336
JP Morgan Chase & Co.	95,248	4,962,421
Lehman Brothers Holdings, Inc.	7,100	534,488
Merrill Lynch & Co., Inc.	23,700	2,138,451
Morgan Stanley	24,800	2,083,448
Thornburg Mortgage, Inc.(b)	24,100	669,980
		20,043,899
Electric — 6.2%
Alliant Energy Corp.	2,400	105,120
Ameren Corp.	3,700	194,509
American Electric Power Co., Inc.	7,300	366,606
CenterPoint Energy, Inc.	5,100	96,033
Consolidated Edison, Inc.(b)	5,500	281,930
Constellation Energy Group, Inc.	2,400	213,888
Dominion Resources, Inc.	3,000	273,600
DPL, Inc.(b)	200	6,270
DTE Energy Co.	13,900	703,201
Duke Energy Corp.	22,868	469,251
Edison International	15,800	827,130
Energy East Corp.	2,700	65,394
Entergy Corp.	3,500	395,990

	Number of Shares	Market Value
Exelon Corp.	900	$67,869
FirstEnergy Corp.	5,300	362,732
FPL Group, Inc.	6,000	386,220
Great Plains Energy, Inc.	16,000	522,240
Integrys Energy Group, Inc.	100	5,610
MDU Resources Group, Inc.	2,700	81,810
Mirant Corp.(a)	3,800	170,506
Northeast Utilities	2,300	73,991
NRG Energy, Inc.(a)	800	63,168
NSTAR	1,800	64,620
OGE Energy Corp.	15,100	580,444
Pepco Holdings, Inc.	3,500	103,320
PG&E Corp.	7,900	399,740
Pinnacle West Capital Corp.	1,700	82,093
PPL Corp.	6,300	274,743
Progress Energy, Inc.	3,900	197,145
Public Service Enterprise Group, Inc.	4,600	397,670
Puget Energy, Inc.	22,900	591,278
Reliant Energy, Inc.(a)	4,600	102,442
SCANA Corp.	1,700	74,001
Southern Co.	11,200	423,248
Teco Energy, Inc.	3,200	57,440
Wisconsin Energy Corp.	1,900	92,701
Xcel Energy, Inc.	28,800	693,792
		9,867,745
Electrical Components & Equipment — 0.1%
Emerson Electric Co.	500	23,495
Energizer Holdings, Inc.(a)	1,100	106,898
		130,393
Electronics — 0.1%
Applera Corp. — Applied Biosystems Group	600	18,744
Avnet, Inc.(a)	2,400	98,160
PerkinElmer, Inc.	1,800	43,560
Thermo Fisher Scientific, Inc.(a)	300	15,618
		176,082
Engineering & Construction — 0.0%
URS Corp.(a)	1,300	56,810
Environmental Controls — 0.1%
Allied Waste Industries, Inc.(a) (b)	3,400	45,458
Republic Services, Inc.	450	12,568
Waste Management, Inc.	900	33,669
		91,695
Foods — 2.3%
Campbell Soup Co.	14,700	574,770
ConAgra Foods, Inc.	5,100	125,358

	Number of Shares	Market Value
Corn Products International, Inc.	100	$3,982
Dean Foods Co.	1,900	69,217
Del Monte Foods Co.	3,000	34,800
General Mills, Inc.	5,300	317,470
Heinz (H. J.) Co.	2,900	136,619
Hormel Foods Corp.	200	7,618
The J.M. Smucker Co.	4,300	240,026
Kellogg Co.	200	10,582
Kraft Foods, Inc. Cl. A	3,286	109,982
The Kroger Co.	33,800	997,438
Safeway, Inc.	8,200	297,660
Sara Lee Corp.	28,900	474,249
Smithfield Foods, Inc.(a)	100	3,057
SuperValu, Inc.	3,000	137,700
Tyson Foods, Inc. Cl. A	3,500	73,360
		3,613,888
Forest Products & Paper — 0.2%
Plum Creek Timber Co., Inc.	100	3,970
Temple-Inland, Inc.	4,900	290,276
		294,246
Gas — 0.6%
AGL Resources, Inc.	2,300	100,142
Atmos Energy Corp.	1,400	44,408
Energen Corp.	1,100	61,655
KeySpan Corp.	3,200	132,512
NiSource, Inc.	4,400	108,196
Sempra Energy(b)	6,000	380,880
Southern Union Co.	130	3,960
UGI Corp.	1,700	48,212
Vectren Corp.	100	2,907
		882,872
Hand & Machine Tools — 0.1%
The Black & Decker Corp.(b)	400	36,288
Snap-on, Inc.	900	49,050
The Stanley Works(b)	800	46,624
		131,962
Health Care – Products — 0.1%
Johnson & Johnson	3,400	218,348
Health Care – Services — 0.5%
Aetna, Inc.	7,300	342,224
Health Net, Inc.(a)	400	21,624
WellPoint, Inc.(a)	5,513	435,362
		799,210
Holding Company – Diversified — 0.0%
Leucadia National Corp.	200	6,028
Home Builders — 0.0%
Lennar Corp. Cl. A	1,300	55,523

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Home Furnishing — 0.0%
Whirlpool Corp.	600	$63,618
Household Products — 0.7%
The Clorox Co.	5,100	342,108
Fortune Brands, Inc.	400	32,040
Kimberly-Clark Corp.	10,600	754,402
		1,128,550
Housewares — 0.0%
Newell Rubbermaid, Inc.	2,100	64,407
Industrial – Distribution — 0.1%
Grainger (W.W.), Inc.	1,100	90,882
Insurance — 8.4%
Allstate Corp.	13,700	853,784
Ambac Financial Group, Inc.(b)	1,400	128,520
American Financial Group, Inc.	19,850	700,110
American International Group, Inc.	32,600	2,279,066
American National Insurance Co.	700	91,364
Aon Corp.	4,700	182,125
Assurant, Inc.	1,800	103,554
W.R. Berkley Corp.	1,250	40,613
Chubb Corp.	11,600	624,428
Cigna Corp.	5,900	917,981
Cincinnati Financial Corp.	2,340	105,862
Erie Indemnity Co. Cl. A	1,100	57,805
Fidelity National Financial, Inc.	2,900	73,921
First American Corp.	3,500	180,250
Genworth Financial, Inc. Cl. A	24,000	875,760
The Hartford Financial Services Group, Inc.	4,600	465,520
HCC Insurance Holdings, Inc.(b)	1,300	39,858
Lincoln National Corp.	4,772	339,528
Loews Corp.	6,400	302,848
Markel Corp.(a)	200	91,782
Marsh & McLennan Cos., Inc.	8,300	263,608
MBIA, Inc.(b)	1,900	132,164
Metlife, Inc.	6,600	433,620
MGIC Investment Corp.(b)	1,400	86,254
Nationwide Financial Services, Inc. Cl. A	1,800	102,834
Old Republic International Corp.	3,787	80,549
The PMI Group, Inc.	1,200	58,164

	Number of Shares	Market Value
Principal Financial Group, Inc.	4,100	$260,309
Progressive Corp.	7,900	182,253
Protective Life Corp.	700	32,830
Prudential Financial, Inc.	4,900	465,500
Radian Group, Inc.	1,200	69,732
Reinsurance Group of America, Inc.	1,700	105,927
Safeco Corp.	10,700	714,118
StanCorp Financial Group, Inc.	1,300	61,880
Torchmark Corp.	1,700	116,110
Transatlantic Holdings, Inc.	500	34,745
St. Paul Travelers Companies	27,922	1,510,580
Unitrin, Inc.	700	33,005
Unum Group	5,600	139,328
		13,338,189
Internet — 0.2%
Expedia, Inc.(a)	3,500	82,670
IAC/InterActiveCorp(a) (b)	1,700	64,804
McAfee, Inc.(a)	2,600	84,474
Symantec Corp.(a)	6,900	121,440
VeriSign, Inc.(a)	300	8,205
		361,593
Investment Companies — 0.1%
Allied Capital Corp.(b)	2,100	60,690
American Capital Strategies Ltd.(b)	2,600	126,568
		187,258
Iron & Steel — 1.1%
Carpenter Technology Corp.	100	12,137
Nucor Corp.	18,500	1,174,010
Steel Dynamics, Inc.	3,500	155,085
United States Steel Corp.	3,400	345,236
		1,686,468
Lodging — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	400	26,808
Wyndham Worldwide Corp.(a)	2,700	93,420
		120,228
Machinery – Construction & Mining — 0.0%
Terex Corp.(a)	800	62,280
Machinery – Diversified — 0.5%
AGCO Corp.(a)	15,100	630,123
Cummins, Inc.	1,400	129,024
		759,147
Manufacturing — 3.2%
Crane Co.	1,000	42,510

	Number of Shares	Market Value
Dover Corp.	400	$19,248
Eaton Corp.	3,200	285,472
General Electric Co.	83,200	3,066,752
Honeywell International, Inc.	8,300	449,694
ITT Corp.	700	44,667
Leggett & Platt, Inc.	900	21,168
Pall Corp.	1,600	67,120
Parker Hannifin Corp.	7,300	672,622
SPX Corp.	1,100	77,968
Teleflex, Inc.	5,100	366,333
		5,113,554
Media — 3.3%
Cablevision Systems Corp. Cl. A(a)	1,200	39,336
CBS Corp. Cl. B	10,900	346,293
Clear Channel Communications, Inc.	10,800	382,644
Comcast Corp. Cl. A(a)	21,950	585,187
Gannett Co., Inc.(b)	3,600	205,416
Hearst-Argyle Television, Inc.	3,900	103,857
Idearc, Inc.	3,900	135,525
Liberty Global, Inc. Cl. A(a)	4,700	168,683
Liberty Media Holding Corp. Capital Cl. A(a)	100	11,297
News Corp., Inc. Cl. A	11,100	248,529
Time Warner, Inc.	53,000	1,093,390
Tribune Co.	2,900	95,120
The Walt Disney Co.	51,100	1,787,478
Washington Post Co. Cl. B	100	74,400
		5,277,155
Mining — 0.1%
Freeport-McMoran Copper & Gold, Inc.	2,800	188,048
Office Equipment/Supplies — 0.6%
Pitney Bowes, Inc.	200	9,600
Xerox Corp.(a)	53,600	991,600
		1,001,200
Office Furnishings — 0.3%
Steelcase, Inc. Cl. A	28,300	552,416
Oil & Gas — 12.7%
Chevron Corp.	52,639	4,094,788
ConocoPhillips Co.	30,991	2,149,226
Exxon Mobil Corp.	132,200	10,494,036
Marathon Oil Corp.	5,296	537,809
Noble Energy, Inc.	2,600	152,906
Occidental Petroleum Corp.	28,760	1,458,132
Tesoro Corp.	6,200	751,440
Valero Energy Corp.	9,214	647,099
		20,285,436

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Oil & Gas Services — 0.1%
National Oilwell Varco, Inc.(a)	1,100	$93,335
SEACOR Holdings, Inc.(a)	500	47,640
Tidewater, Inc.(b)	900	56,889
		197,864
Packaging & Containers — 0.5%
Bemis Co., Inc.	1,600	53,152
Sealed Air Corp.	1,800	59,220
Sonoco Products Co.	17,100	729,144
		841,516
Pharmaceuticals — 5.5%
Abbott Laboratories	4,500	254,790
AmerisourceBergen Corp.	3,900	194,961
Bristol-Myers Squibb Co.	16,100	464,646
Eli Lilly & Co.	3,600	212,868
King Pharmaceuticals, Inc.(a)	4,300	87,935
Medco Health Solutions, Inc.(a)	3,100	241,862
Merck & Co., Inc.	48,200	2,479,408
Pfizer, Inc.	173,800	4,598,748
Watson Pharmaceutical, Inc.(a)	1,600	43,680
Wyeth	3,200	177,600
		8,756,498
Pipelines — 0.6%
National Fuel Gas Co.	1,200	56,412
Oneok, Inc.	13,200	639,012
Spectra Energy Corp.	9,300	242,730
		938,154
Real Estate Investment Trusts (REITS) — 2.1%
AMB Property Corp.	100	6,091
Annaly Capital Management, Inc. REIT(b)	52,000	827,320
Apartment Investment & Management Co. Cl. A	1,700	94,010
Archstone-Smith Trust REIT	5,300	276,183
AvalonBay Communities, Inc.	300	36,678
Boston Properties, Inc.	300	35,268
Brandywine Realty Trust REIT	2,000	65,760
BRE Properties, Inc. Cl. A REIT	100	6,004
Camden Property Trust REIT	100	6,965
CapitalSource, Inc.	300	7,731
CBL & Associates Properties, Inc. REIT	100	4,545
Colonial Properties Trust REIT(b)	2,500	124,025

	Number of Shares	Market Value
Developers Diversified Realty Corp. REIT(b)	100	$6,510
Duke Realty Corp. REIT	3,300	142,263
Health Care Property Investors, Inc.	3,000	106,170
Health Care REIT, Inc.(b)	1,800	81,432
Hospitalities Properties Trust	3,700	168,461
Host Hotels & Resorts, Inc. REIT(b)	13,000	333,320
HRPT Properties Trust	4,400	53,856
iStar Financial, Inc.	2,300	110,216
Kimco Realty Corp.	3,300	158,631
Liberty Property Trust REIT	1,800	87,102
Mack-Cali Realty Corp.	1,100	53,867
ProLogis(b)	3,800	246,240
Public Storage, Inc.(b)	100	9,332
Rayonier, Inc. REIT	1,800	78,066
Regency Centers Corp.	1,700	140,080
Simon Property Group, Inc. REIT(b)	300	34,584
Vornado Realty Trust(b)	400	47,452
Weingarten Realty Investors REIT	100	4,786
		3,352,948
Retail — 1.9%
AnnTaylor Stores Corp.(a)	300	11,544
AutoNation, Inc.(a)	2,700	55,188
Costco Wholesale Corp.	100	5,357
CVS/Caremark Corp.	668	24,208
Dollar Tree Stores, Inc.(a)	1,700	66,844
Family Dollar Stores, Inc.(b)	3,000	95,520
Federated Department Stores, Inc.	12,388	544,081
The Gap, Inc.	10,800	193,860
The Home Depot, Inc.	1,400	53,018
McDonald's Corp.	22,400	1,081,472
OfficeMax, Inc.	1,100	54,142
RadioShack Corp.(b)	22,400	651,168
Saks, Inc.(b)	1,300	27,222
Sears Holdings Corp.(a)	1,300	248,183
		3,111,807
Savings & Loans — 1.2%
Astoria Financial Corp.	1,600	42,496
New York Community Bancorp, Inc.	4,800	83,808
Sovereign Bancorp, Inc.	5,900	143,193
Washington Federal, Inc.	834	19,774
Washington Mutual, Inc.	37,706	1,582,898
		1,872,169

	Number of Shares	Market Value
Semiconductors — 0.3%
LSI Corp.(a) (b)	1,700	$14,450
Novellus Systems, Inc.(a)	12,400	401,388
Teradyne, Inc.(a) (b)	4,100	71,545
		487,383
Software — 0.2%
CA, Inc.	4,700	128,122
Compuware Corp.(a)	4,500	44,415
Fair Isaac Corp.(b)	200	7,142
Fidelity National Information Services, Inc.	1,300	65,689
IMS Health, Inc.	900	26,397
		271,765
Telecommunications — 7.7%
Alltel Corp.	12,900	808,701
AT&T, Inc.	164,259	6,360,108
Avaya, Inc.(a)	22,000	284,240
CenturyTel, Inc.	9,300	428,265
Citizens Communications Co.	3,500	54,495
Embarq Corp.(b)	12,700	762,508
Juniper Networks, Inc.(a)	2,200	49,192
Qwest Communications International, Inc.(a) (b)	23,800	211,344
Sprint Nextel Corp.	33,100	662,993
Telephone and Data Systems, Inc.	800	45,560
Verizon Communications, Inc.	48,896	1,866,849
Virgin Media, Inc.	4,100	103,443
Windstream Corp.	41,415	605,487
		12,243,185
Textiles — 0.1%
Mohawk Industries, Inc.(a) (b)	1,600	144,256
Toys, Games & Hobbies — 0.6%
Hasbro, Inc.	6,400	202,304
Mattel, Inc.	28,200	798,060
		1,000,364
Transportation — 0.7%
CSX Corp.	2,300	99,291
Laidlaw International, Inc.	100	3,425
Overseas Shipholding Group, Inc.	9,700	686,760
Ryder System, Inc.	1,000	52,640
Union Pacific Corp.	2,400	274,200
YRC Worldwide, Inc.(a)	1,400	55,706
		1,172,022
TOTAL EQUITIES (Cost $143,399,189)		158,739,989

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 7.1%
Cash Equivalents — 6.6%(d)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	$129,559	$129,559
American Beacon Money Market Fund(c)	422,990	422,990
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	323,889	323,889
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	161,944	161,944
Bank of America 5.270% 05/07/2007	161,944	161,944
Bank of America 5.270% 05/08/2007	161,944	161,944
Bank of America 5.270% 06/18/2007	80,972	80,972
Bank of America 5.270% 06/19/2007	80,972	80,972
Bank of America 5.310% 05/17/2007	48,583	48,583
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	145,750	145,750
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	48,583	48,583
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	129,555	129,555
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	97,167	97,167
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	64,778	64,778
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	161,944	161,944
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	32,389	32,389
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	32,389	32,389
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	32,389	32,389

	Principal Amount	Market Value
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	$129,555	$129,555
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	145,750	145,750
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	113,361	113,361
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	161,944	161,944
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	64,778	64,778
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	48,583	48,583
BGI Institutional Money Market Fund(c)	113,361	113,361
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	113,361	113,361
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	80,972	80,972
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	297,977	297,977
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	80,972	80,972
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	322,517	322,517
Den Danske Bank Commercial Paper 5.282% 05/23/2007	160,572	160,572
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	161,944	161,944
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	80,972	80,972
Dreyfus Cash Management Plus Money Market Fund(c)	97,167	97,167
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	161,944	161,944
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	97,167	97,167

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	$97,167	$97,167
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	178,139	178,139
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	161,944	161,944
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	80,972	80,972
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	161,944	161,944
Freddie Mac Agency Discount Note 5.184% 06/25/2007	31,883	31,883
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)	18,806	18,806
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	129,555	129,555
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	194,333	194,333
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	161,944	161,944
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	314,172	314,172
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	242,916	242,916
Morgan Stanley & Co. 5.320% 08/01/2007	145,750	145,750
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	80,972	80,972
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	97,167	97,167
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	210,528	210,528
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	242,916	242,916
Reserve Primary Money Market Fund(c)	307,694	307,694

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	$259,111	$259,111
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	48,583	48,583
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	64,778	64,778
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	129,555	129,555
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	194,333	194,333
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	113,361	113,361
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	129,555	129,555
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	80,972	80,972
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	97,167	97,167
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	80,972	80,972
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	97,167	97,167
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	129,555	129,555
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	7,631	7,631
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	210,528	210,528
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	16,194	16,194
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	323,889	323,889
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	323,889	323,889

	Principal Amount	Market Value
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	$161,944	$161,944
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	97,167	97,167
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	161,944	161,944
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	161,944	161,944
		10,499,679
Repurchase Agreements — 0.5%
Investors Bank & Trust Company Repurchase Agreement, dated 4/30/2007, 3.51%, due 5/1/2007(e)	786,708	786,708
TOTAL SHORT-TERM INVESTMENTS (Cost $11,286,387)		11,286,387
TOTAL INVESTMENTS — 106.7% (Cost $154,685,576)(f)		170,026,376
Other Assets/ (Liabilities) — (6.7%)		(10,722,451)
NET ASSETS — 100.0%		$159,303,925

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Amount represents shares owned of the fund.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $786,785. Collateralized by a U.S. Government Agency obligation with rate of 8.625%, maturity date of 1/25/2015, and an aggregate market value, including accrued interest, of $826,043.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments

April 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.7%
COMMON STOCK — 99.7%
Advertising — 0.5%
Interpublic Group of Companies, Inc.(a) (b)	100	$1,268
Omnicom Group, Inc.	2,500	261,775
		263,043
Aerospace & Defense — 3.4%
Boeing Co.	6,300	585,900
General Dynamics Corp.	1,800	141,300
L-3 Communications Holdings, Inc.	1,300	116,909
Lockheed Martin Corp.	2,000	192,280
Northrop Grumman Corp.	1,500	110,415
Raytheon Co.	6,200	331,948
Rockwell Collins, Inc.	500	32,835
United Technologies Corp.	7,000	469,910
		1,981,497
Agriculture — 1.2%
Altria Group, Inc.	6,700	461,764
Reynolds American, Inc.	500	32,130
UST, Inc.(b)	3,600	204,048
		697,942
Airlines — 0.0%
Southwest Airlines Co.	200	2,870
Apparel — 0.7%
Coach, Inc.(a)	1,000	48,830
Jones Apparel Group, Inc.	5,500	183,645
Liz Claiborne, Inc.	300	13,416
Nike, Inc. Cl. B	1,200	64,632
Polo Ralph Lauren Corp.(b)	600	55,266
VF Corp.	100	8,781
		374,570
Auto Manufacturers — 0.6%
Ford Motor Co.(b)	5,800	46,632
General Motors Corp.(b)	9,400	293,562
Paccar, Inc.	100	8,398
		348,592
Automotive & Parts — 0.1%
Johnson Controls, Inc.	600	61,398
Banks — 5.5%
Bank of America Corp.	25,253	1,285,378
The Bank of New York Co., Inc.	2,100	85,008
BB&T Corp.	1,400	58,268

	Number of Shares	Market Value
Capital One Financial Corp.	709	$52,650
Comerica, Inc.	400	24,764
Compass Bancshares, Inc.	300	20,454
Fifth Third Bancorp(b)	1,400	56,826
First Horizon National Corp.	300	11,763
Huntington Bancshares, Inc.(b)	3,800	84,284
KeyCorp	1,000	35,680
M&T Bank Corp.	200	22,268
Marshall and Ilsley Corp.	700	33,614
Mellon Financial Corp.	1,300	55,809
National City Corp.(b)	6,900	252,195
Northern Trust Corp.	300	18,885
PNC Financial Services Group, Inc.	900	66,690
Regions Financial Corp.	1,990	69,829
SunTrust Banks, Inc.	900	75,978
Synovus Financial Corp.(b)	800	25,248
U.S. Bancorp	4,900	168,315
Wachovia Corp.	5,246	291,363
Wells Fargo & Co.	9,800	351,722
Zions Bancorp	300	24,540
		3,171,531
Beverages — 1.9%
Anheuser-Busch Cos., Inc.	2,400	118,056
The Coca-Cola Co.	3,000	156,570
Coca-Cola Enterprises, Inc.(b)	1,900	41,686
Molson Coors Brewing Co. Cl. B	3,100	292,268
The Pepsi Bottling Group, Inc.	4,800	157,488
PepsiCo, Inc.	5,100	337,059
		1,103,127
Biotechnology — 0.2%
Biogen Idec, Inc.(a)	2,600	122,746
Celgene Corp.(a)	100	6,116
		128,862
Building Materials — 0.1%
American Standard Cos., Inc.	600	33,036
Masco Corp.	800	21,768
		54,804
Chemicals — 1.6%
Air Products & Chemicals, Inc.	400	30,600
Ashland, Inc.	2,800	167,860
The Dow Chemical Co.	3,000	133,830
Du Pont (E.I.) de Nemours & Co.	2,900	142,593

	Number of Shares	Market Value
Hercules, Inc.(a)	8,800	$165,792
International Flavors & Fragrances, Inc.	300	14,601
Monsanto Co.	1,700	100,283
PPG Industries, Inc.	300	22,074
Praxair, Inc.	500	32,275
Rohm & Haas Co.	400	20,468
The Sherwin-Williams Co.	1,500	95,655
Sigma-Aldrich Corp.	400	16,832
		942,863
Coal — 0.0%
CONSOL Energy, Inc.	100	4,187
Commercial Services — 1.4%
Apollo Group, Inc. Cl. A(a)	400	18,920
Convergys Corp.(a)	11,400	287,964
Donnelley (R.R.) & Sons Co.	400	16,080
Equifax, Inc.	400	15,920
McKesson Corp.	6,000	352,980
Monster Worldwide, Inc.(a)	100	4,205
Moody's Corp.	600	39,672
Robert Half International, Inc.	100	3,330
Western Union	2,400	50,520
		789,591
Computers — 5.4%
Apple, Inc.(a)	7,000	698,600
Dell, Inc.(a)	4,300	108,403
Electronic Data Systems Corp.	3,500	102,340
EMC Corp.(a)	6,400	97,152
Hewlett-Packard Co.	15,700	661,598
International Business Machines Corp.	10,000	1,022,100
Lexmark International, Inc. Cl. A(a)	5,900	321,550
NCR Corp.(a)	500	25,200
Network Appliance, Inc.(a)	1,000	37,210
SanDisk Corp.(a)	100	4,345
Sun Microsystems, Inc.(a)	11,100	57,942
Unisys Corp.(a)	900	7,056
		3,143,496
Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.	1,500	101,610
The Estee Lauder Cos., Inc. Cl. A	400	20,568
The Procter & Gamble Co.	11,082	712,683
		834,861

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Diversified Financial — 9.6%
American Express Co.	3,700	$224,479
Ameriprise Financial, Inc.	660	39,250
The Bear Stearns Cos., Inc.	1,600	249,120
The Charles Schwab Corp.	200	3,824
Chicago Mercantile Exchange Holdings, Inc.(b)	100	51,675
CIT Group, Inc.(b)	3,700	220,705
Citigroup, Inc.	20,500	1,099,210
Countrywide Financial Corp.(b)	1,698	62,962
E*TRADE Financial Corp.(a)	100	2,208
Fannie Mae	2,700	159,084
Federated Investors, Inc. Cl. B	200	7,632
Franklin Resources, Inc.	500	65,655
Freddie Mac	1,100	71,258
The Goldman Sachs Group, Inc.	3,300	721,413
JP Morgan Chase & Co.	23,400	1,219,140
Janus Capital Group, Inc.	100	2,502
Legg Mason, Inc.	100	9,919
Lehman Brothers Holdings, Inc.	1,500	112,920
Merrill Lynch & Co., Inc.	8,300	748,909
Morgan Stanley	6,100	512,461
T. Rowe Price Group, Inc.	100	4,968
		5,589,294
Electric — 3.6%
AES Corp.(a)	500	10,995
Ameren Corp.	500	26,285
American Electric Power Co., Inc.	1,000	50,220
CenterPoint Energy, Inc.	900	16,947
Consolidated Edison, Inc.(b)	1,600	82,016
Constellation Energy Group, Inc.	500	44,560
Dominion Resources, Inc.	900	82,080
DTE Energy Co.	5,500	278,245
Duke Energy Corp.	4,780	98,086
Edison International	4,900	256,515
Entergy Corp.	500	56,570
Exelon Corp.	1,700	128,197
FirstEnergy Corp.	900	61,596
FPL Group, Inc.	1,100	70,807
Integrys Energy Group, Inc.	200	11,220
PG&E Corp.	4,600	232,760
Pinnacle West Capital Corp.	300	14,487
PPL Corp.	900	39,249
Progress Energy, Inc.	700	35,385
Public Service Enterprise Group, Inc.	700	60,515
Southern Co.	2,700	102,033

	Number of Shares	Market Value
Teco Energy, Inc.	3,000	$53,850
TXU Corp.	1,200	78,696
Xcel Energy, Inc.	8,900	214,401
		2,105,715
Electrical Components & Equipment — 0.2%
Emerson Electric Co.	2,500	117,475
Molex, Inc.	100	2,988
		120,463
Electronics — 0.2%
Agilent Technologies, Inc.(a)	1,100	37,807
Applera Corp. - Applied Biosystems Group	800	24,992
Jabil Circuit, Inc.	100	2,330
PerkinElmer, Inc.	600	14,520
Waters Corp.(a)	300	17,829
		97,478
Engineering & Construction — 0.0%
Fluor Corp.	100	9,562
Environmental Controls — 0.1%
Allied Waste Industries, Inc.(a) (b)	3,300	44,121
Foods — 2.2%
Campbell Soup Co.	3,800	148,580
ConAgra Foods, Inc.	1,700	41,786
Dean Foods Co.	1,600	58,288
General Mills, Inc.	1,500	89,850
Heinz (H. J.) Co.	1,500	70,665
Kellogg Co.	400	21,164
Kraft Foods, Inc. Cl. A	5,190	173,709
The Kroger Co.	11,000	324,610
McCormick & Co., Inc.	400	14,848
Safeway, Inc.	1,900	68,970
Sara Lee Corp.	13,200	216,612
SuperValu, Inc.	600	27,540
Tyson Foods, Inc. Cl. A	800	16,768
		1,273,390
Forest Products & Paper — 0.3%
MeadWestvaco Corp.	400	13,344
Temple-Inland, Inc.	2,600	154,024
Weyerhaeuser Co.	100	7,922
		175,290
Gas — 0.8%
KeySpan Corp.	500	20,705
Nicor, Inc.	5,600	286,944
NiSource, Inc.	800	19,672
Sempra Energy(b)	2,500	158,700
		486,021

	Number of Shares	Market Value
Hand & Machine Tools — 0.4%
The Black & Decker Corp.(b)	200	$18,144
Snap-on, Inc.	200	10,900
The Stanley Works(b)	3,300	192,324
		221,368
Health Care – Products — 2.4%
Baxter International, Inc.	6,200	351,106
Becton, Dickinson & Co.	400	31,476
Boston Scientific Corp.(a)	200	3,088
Johnson & Johnson	13,300	854,126
Stryker Corp.	1,000	64,940
Zimmer Holdings, Inc.(a)	700	63,336
		1,368,072
Health Care – Services — 1.6%
Aetna, Inc.	6,800	318,784
Coventry Health Care, Inc.(a)	400	23,132
Humana, Inc.(a)	400	25,296
Laboratory Corp. of America Holdings(a) (b)	2,600	205,244
Manor Care, Inc.(b)	200	12,978
Quest Diagnostics, Inc.	500	24,445
UnitedHealth Group, Inc.	3,500	185,710
WellPoint, Inc.(a)	1,600	126,352
		921,941
Home Builders — 0.1%
Centex Corp.(b)	300	13,431
D.R. Horton, Inc.	100	2,218
KB Home	200	8,822
Lennar Corp. Cl. A	400	17,084
Pulte Homes, Inc.	100	2,690
		44,245
Home Furnishing — 0.0%
Whirlpool Corp.(b)	100	10,603
Household Products — 0.5%
Avery Dennison Corp.	300	18,660
The Clorox Co.	600	40,248
Kimberly-Clark Corp.	3,200	227,744
		286,652
Housewares — 0.1%
Newell Rubbermaid, Inc.	900	27,603
Industrial – Distribution — 0.0%
Grainger (W.W.), Inc.	200	16,524
Insurance — 6.7%
ACE Ltd.	2,900	172,434
AFLAC, Inc.	1,500	77,010
Allstate Corp.	3,300	205,656
Ambac Financial Group, Inc.(b)	500	45,900

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
American International Group, Inc.	12,500	$873,875
Aon Corp.	900	34,875
Chubb Corp.	2,800	150,724
Cigna Corp.	1,900	295,621
Cincinnati Financial Corp.	546	24,701
Genworth Financial, Inc. Cl. A	5,600	204,344
The Hartford Financial Services Group, Inc.	1,000	101,200
Lincoln National Corp.	1,249	88,866
Loews Corp.	1,400	66,248
Marsh & McLennan Cos., Inc.	1,700	53,992
MBIA, Inc.(b)	400	27,824
Metlife, Inc.	6,500	427,050
MGIC Investment Corp.(b)	300	18,483
Principal Financial Group, Inc.	800	50,792
Progressive Corp.	2,200	50,754
Prudential Financial, Inc.	900	85,500
Safeco Corp.	4,300	286,982
Torchmark Corp.	300	20,490
St. Paul Travelers Companies	7,957	430,474
Unum Group	900	22,392
XL Capital Ltd. Cl. A	800	62,384
		3,878,571
Internet — 0.7%
Amazon.com, Inc.(a) (b)	500	30,665
eBay, Inc.(a)	1,000	33,940
Google, Inc. Cl. A(a)	200	94,276
IAC/InterActiveCorp(a) (b)	700	26,684
Symantec Corp.(a)	2,600	45,760
VeriSign, Inc.(a)	4,500	123,075
Yahoo!, Inc.(a) (b)	800	22,432
		376,832
Iron & Steel — 0.9%
Allegheny Technologies, Inc.	100	10,958
Nucor Corp.	5,100	323,646
United States Steel Corp.	1,700	172,618
		507,222
Leisure Time — 0.0%
Harley-Davidson, Inc.(b)	100	6,332
Lodging — 0.2%
Harrah's Entertainment, Inc.	100	8,530
Hilton Hotels Corp.	100	3,400
Marriott International, Inc. Cl. A	1,000	45,210
Wyndham Worldwide Corp.(a)	1,940	67,124
		124,264

	Number of Shares	Market Value
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	1,900	$137,978
Terex Corp.(a)	700	54,495
		192,473
Machinery – Diversified — 0.3%
Cummins, Inc.	1,500	138,240
Deere & Co.	100	10,940
Rockwell Automation, Inc.	100	5,954
		155,134
Manufacturing — 4.1%
Cooper Industries Ltd. Cl. A	600	29,856
Danaher Corp.	700	49,833
Dover Corp.	600	28,872
Eastman Kodak Co.(b)	100	2,491
Eaton Corp.	2,200	196,262
General Electric Co.	31,700	1,168,462
Honeywell International, Inc.	3,600	195,048
Illinois Tool Works, Inc.(b)	1,148	58,904
Ingersoll-Rand Co. Ltd. Cl. A	900	40,185
ITT Corp.	2,300	146,763
Leggett & Platt, Inc.	400	9,408
Pall Corp.	400	16,780
Parker Hannifin Corp.	2,600	239,564
Tyco International Ltd.	6,231	203,318
		2,385,746
Media — 4.1%
CBS Corp. Cl. B	2,350	74,659
Clear Channel Communications, Inc.	2,300	81,489
Comcast Corp. Cl. A(a)	9,600	255,936
The DIRECTV Group, Inc.(a) (b)	1,500	35,760
Gannett Co., Inc.(b)	700	39,942
The McGraw-Hill Companies, Inc.	4,700	307,991
Meredith Corp.	4,100	237,472
News Corp., Inc. Cl. A	4,200	94,038
The Scripps (E.W.) Co. Cl. A	300	12,990
Time Warner, Inc.	11,800	243,434
Tribune Co.	700	22,960
Viacom, Inc. Cl. B(a)	7,100	292,875
The Walt Disney Co.	19,000	664,620
		2,364,166
Mining — 0.2%
Alcoa, Inc.	400	14,196
Freeport-McMoran Copper & Gold, Inc.	1,136	76,294
Vulcan Materials Co.	300	37,101
		127,591

	Number of Shares	Market Value
Office Equipment/Supplies — 0.5%
Xerox Corp.(a)	16,600	$307,100
Oil & Gas — 7.1%
Anadarko Petroleum Corp.	200	9,332
Chesapeake Energy Corp.	700	23,625
Chevron Corp.	10,039	780,934
ConocoPhillips Co.	5,093	353,200
Devon Energy Corp.	100	7,287
ENSCO International, Inc.	100	5,638
EOG Resources, Inc.	100	7,344
Exxon Mobil Corp.	30,500	2,421,090
Hess Corp.	100	5,675
Marathon Oil Corp.	1,100	111,705
Nabors Industries Ltd.(a) (b)	100	3,212
Occidental Petroleum Corp.	4,800	243,360
Sunoco, Inc.	100	7,553
Transocean, Inc.(a)	100	8,620
Valero Energy Corp.	1,900	133,437
XTO Energy, Inc.	100	5,427
		4,127,439
Oil & Gas Services — 1.3%
BJ Services Co.	100	2,866
Halliburton Co.	8,600	273,222
National Oilwell Varco, Inc.(a) (b)	5,600	475,160
Weatherford International Ltd.(a)	100	5,249
		756,497
Packaging & Containers — 0.5%
Ball Corp.	300	15,207
Bemis Co., Inc.	300	9,966
Pactiv Corp.(a)	6,900	238,602
Sealed Air Corp.	600	19,740
		283,515
Pharmaceuticals — 6.6%
Abbott Laboratories	5,300	300,086
AmerisourceBergen Corp.	2,600	129,974
Bristol-Myers Squibb Co.	7,000	202,020
Eli Lilly & Co.	7,100	419,823
Express Scripts, Inc.(a)	500	47,775
Forest Laboratories, Inc.(a) (b)	5,900	313,939
King Pharmaceuticals, Inc.(a)	1,000	20,450
Medco Health Solutions, Inc.(a)	1,400	109,228
Merck & Co., Inc.	16,500	848,760
Pfizer, Inc.	44,800	1,185,408
Schering-Plough Corp.	5,200	164,996
Watson Pharmaceutical, Inc.(a)	3,300	90,090
		3,832,549

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Pipelines — 0.4%
El Paso Corp.	200	$3,000
Kinder Morgan, Inc.	1,600	170,496
Spectra Energy Corp.	1,640	42,804
The Williams Cos., Inc.	300	8,850
		225,150
Real Estate — 0.0%
CB Richard Ellis Group, Inc. Cl. A(a)	100	3,385
Real Estate Investment Trusts (REITS) — 0.5%
Apartment Investment & Management Co. Cl. A	300	16,590
Archstone-Smith Trust REIT	600	31,266
Boston Properties, Inc.	300	35,268
Host Hotels & Resorts, Inc. REIT	1,600	41,024
Kimco Realty Corp.	400	19,228
ProLogis(b)	800	51,840
Simon Property Group, Inc. REIT	400	46,112
Vornado Realty Trust(b)	200	23,726
		265,054
Retail — 4.8%
AutoNation, Inc.(a)	100	2,044
AutoZone, Inc.(a) (b)	2,300	305,992
Best Buy Co., Inc.(b)	1,200	55,980
Big Lots, Inc.(a)	10,500	338,100
Circuit City Stores, Inc.	100	1,745
CVS/Caremark Corp.	404	14,641
Darden Restaurants, Inc.	300	12,444
Family Dollar Stores, Inc.(b)	2,000	63,680
Federated Department Stores, Inc.	2,472	108,570
The Gap, Inc.	1,700	30,515
The Home Depot, Inc.	3,700	140,119
J.C. Penney Co., Inc.	700	55,363
Kohl's Corp.(a)	4,700	347,988
Lowe's Companies, Inc.	2,700	82,512
McDonald's Corp.	3,800	183,464
Nordstrom, Inc.	2,700	148,284
Office Depot, Inc.(a)	100	3,362
OfficeMax, Inc.	300	14,766
RadioShack Corp.(b)	12,700	369,189
Sears Holdings Corp.(a)	300	57,273
Staples, Inc.	1,250	31,000
The TJX Cos., Inc.	1,400	39,046
Walgreen Co.	3,100	136,090
Wal-Mart Stores, Inc.	4,100	196,472
Yum! Brands, Inc.	900	55,674
		2,794,313

	Number of Shares	Market Value
Savings & Loans — 0.3%
Sovereign Bancorp, Inc.	600	$14,562
Washington Mutual, Inc.	3,532	148,273
		162,835
Semiconductors — 2.3%
Advanced Micro Devices, Inc.(a) (b)	300	4,146
Altera Corp.(a)	100	2,254
Analog Devices, Inc.	100	3,862
Applied Materials, Inc.	4,300	82,646
Broadcom Corp. Cl. A(a)	300	9,765
Intel Corp.	10,000	215,000
KLA-Tencor Corp.(b)	600	33,330
Linear Technology Corp.	200	7,484
LSI Corp.(a)	23,300	198,050
Maxim Integrated Products, Inc.	100	3,172
Micron Technology, Inc.(a)	200	2,294
National Semiconductor Corp.	1,500	39,450
Novellus Systems, Inc.(a)	10,700	346,359
Nvidia Corp.(a)	200	6,578
Teradyne, Inc.(a) (b)	11,600	202,420
Texas Instruments, Inc.	4,300	147,791
Xilinx, Inc.	700	20,636
		1,325,237
Software — 3.9%
Adobe Systems, Inc.(a)	1,700	70,652
Autodesk, Inc.(a) (b)	100	4,127
Automatic Data Processing, Inc.	1,500	67,140
BMC Software, Inc.(a)	9,700	313,989
CA, Inc.	1,106	30,150
Citrix Systems, Inc.(a)	100	3,260
Compuware Corp.(a)	7,100	70,077
Electronic Arts, Inc.(a)	100	5,041
Fidelity National Information Services, Inc.	200	10,106
First Data Corp.	2,000	64,800
Fiserv, Inc.(a)	600	31,902
IMS Health, Inc.	600	17,598
Intuit, Inc.(a)	700	19,915
Microsoft Corp.	32,100	961,074
Oracle Corp.(a)	32,783	616,320
		2,286,151
Telecommunications — 6.1%
Alltel Corp.	2,100	131,649
AT&T, Inc.	24,949	966,025
Avaya, Inc.(a)	3,500	45,220
CenturyTel, Inc.	3,000	138,150

	Number of Shares	Market Value
Cisco Systems, Inc.(a)	42,100	$1,125,754
Citizens Communications Co.	3,100	48,267
Corning, Inc.(a)	1,600	37,952
Embarq Corp.(b)	3,818	229,233
JDS Uniphase Corp.(a) (b)	462	7,614
Juniper Networks, Inc.(a)	1,000	22,360
Motorola, Inc.	1,200	20,796
Qualcomm, Inc.	2,400	105,120
Qwest Communications International, Inc.(a) (b)	6,000	53,280
Sprint Nextel Corp.	7,461	149,444
Tellabs, Inc.(a)	100	1,062
Verizon Communications, Inc.	7,400	282,532
Windstream Corp.	13,000	190,060
		3,554,518
Textiles — 0.0%
Cintas Corp.	200	7,494
Toys, Games & Hobbies — 0.7%
Hasbro, Inc.	4,300	135,923
Mattel, Inc.	10,000	283,000
		418,923
Transportation — 1.1%
Burlington Northern Santa Fe Corp.	1,400	122,556
C.H. Robinson Worldwide, Inc.	700	37,422
CSX Corp.	2,800	120,876
Norfolk Southern Corp.	2,500	133,100
Ryder System, Inc.(b)	200	10,528
Union Pacific Corp.	1,800	205,650
		630,132
TOTAL EQUITIES (Cost $53,018,633)		57,800,199
	Principal Amount
SHORT-TERM INVESTMENTS — 7.4%
Cash Equivalents — 7.1%(d)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	$51,166	51,166
American Beacon Money Market Fund(c)	167,054	167,054
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	127,916	127,916

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	$63,958	$63,958
Bank of America 5.270% 05/07/2007	63,957	63,957
Bank of America 5.270% 05/08/2007	63,957	63,957
Bank of America 5.270% 06/18/2007	31,979	31,979
Bank of America 5.270% 06/19/2007	31,979	31,979
Bank of America 5.310% 05/17/2007	19,187	19,187
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	57,562	57,562
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	19,187	19,187
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	51,166	51,166
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	38,374	38,374
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	25,584	25,584
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	63,957	63,957
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	12,793	12,793
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	12,793	12,793
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	12,792	12,792
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	51,166	51,166
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	57,562	57,562
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	44,770	44,770
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	63,957	63,957

	Principal Amount	Market Value
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	$25,583	$25,583
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	19,187	19,187
BGI Institutional Money Market Fund(c)	44,770	44,770
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	44,770	44,770
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	31,979	31,979
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	117,682	117,682
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	31,979	31,979
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	127,373	127,373
Den Danske Bank Commercial Paper 5.282% 05/23/2007	63,415	63,415
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	63,957	63,957
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	31,979	31,979
Dreyfus Cash Management Plus Money Market Fund(c)	38,374	38,374
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	63,957	63,957
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	38,374	38,374
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	38,374	38,374
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	70,353	70,353
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	63,957	63,957

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	$31,979	$31,979
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	63,957	63,957
Freddie Mac Agency Discount Note 5.184% 06/25/2007	12,592	12,592
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)	7,427	7,427
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	51,166	51,166
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	76,750	76,750
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	63,957	63,957
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	124,078	124,078
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	95,936	95,936
Morgan Stanley & Co. 5.320% 08/01/2007	57,562	57,562
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	31,979	31,979
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	38,374	38,374
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	83,146	83,146
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	95,936	95,936
Reserve Primary Money Market Fund(c)	121,519	121,519
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	102,332	102,332
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	19,187	19,187
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	25,583	25,583

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	$51,166	$51,166
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	76,749	76,749
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	44,770	44,770
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	51,166	51,166
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	31,979	31,979
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	38,374	38,374
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	31,979	31,979
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	38,374	38,374
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	51,166	51,166
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	3,014	3,014
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	83,145	83,145
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	6,396	6,396
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	127,915	127,915
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	127,915	127,915
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	63,957	63,957
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	38,374	38,374
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	63,957	63,957

	Principal Amount	Market Value
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	$63,957	$63,957
		4,146,692
Repurchase Agreements — 0.3%
Investors Bank & Trust Company Repurchase Agreement, dated 4/30/2007, 3.51%, due 5/1/2007(e)	154,059	154,059
TOTAL SHORT-TERM INVESTMENTS (Cost $4,300,751)		4,300,751
TOTAL INVESTMENTS — 107.1% (Cost $57,319,384)(f)		62,100,950
Other Assets/ (Liabilities) — (7.1%)		(4,138,793)
NET ASSETS — 100.0%		$57,962,157

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Amount represents shares owned of the fund.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $154,074. Collateralized by a U.S. Government Agency Obligation with a rate of 5.82%, maturity date of 6/15/2034, and an aggregate market value, including accrued interest, of $161,762.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

April 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.9%
COMMON STOCK — 99.9%
Advertising — 0.4%
Omnicom Group, Inc.	15,200	$1,591,592
Aerospace & Defense — 3.2%
Boeing Co.	17,500	1,627,500
General Dynamics Corp.	24,200	1,899,700
Lockheed Martin Corp.	25,000	2,403,500
Northrop Grumman Corp.	28,300	2,083,163
Raytheon Co.	40,800	2,184,432
United Technologies Corp.	26,800	1,799,084
		11,997,379
Agriculture — 1.7%
Altria Group, Inc.	88,400	6,092,528
Reynolds American, Inc.	2,800	179,928
		6,272,456
Apparel — 0.5%
Coach, Inc.(a)	32,500	1,586,975
Nike, Inc. Cl. B	6,100	328,546
		1,915,521
Auto Manufacturers — 0.1%
General Motors Corp.(b)	3,200	99,936
Paccar, Inc.	1,800	151,164
		251,100
Banks — 6.1%
Bank of America Corp.	148,383	7,552,695
The Bank of New York Co., Inc.	37,800	1,530,144
BB&T Corp.	3,500	145,670
Fifth Third Bancorp(b)	24,800	1,006,632
National City Corp.(b)	30,500	1,114,775
PNC Financial Services Group, Inc.	7,000	518,700
SunTrust Banks, Inc.	18,100	1,528,002
U.S. Bancorp	57,600	1,978,560
Wachovia Corp.	59,855	3,324,347
Wells Fargo & Co.	112,900	4,051,981
		22,751,506
Beverages — 1.7%
The Coca-Cola Co.	57,700	3,011,363
PepsiCo, Inc.	47,200	3,119,448
		6,130,811
Biotechnology — 0.7%
Amgen, Inc.(a)	31,200	2,001,168
Biogen Idec, Inc.(a)	8,700	410,727
		2,411,895

	Number of Shares	Market Value
Chemicals — 1.1%
Air Products & Chemicals, Inc.	300	$22,950
The Dow Chemical Co.	40,100	1,788,861
Du Pont (E.I.) de Nemours & Co.	22,000	1,081,740
PPG Industries, Inc.	7,100	522,418
Rohm & Haas Co.	16,000	818,720
		4,234,689
Commercial Services — 0.7%
Accenture Ltd. Cl. A(b)	14,200	555,220
McKesson Corp.	29,500	1,735,485
Western Union	20,900	439,945
		2,730,650
Computers — 6.9%
Apple, Inc.(a)	42,300	4,221,540
Dell, Inc.(a)	88,000	2,218,480
Electronic Data Systems Corp.	56,700	1,657,908
EMC Corp.(a)	107,200	1,627,296
Hewlett-Packard Co.	158,800	6,691,832
International Business Machines Corp.	87,800	8,974,038
Network Appliance, Inc.(a)	5,200	193,492
Sun Microsystems, Inc.(a)	25,800	134,676
		25,719,262
Cosmetics & Personal Care — 0.6%
The Procter & Gamble Co.	31,592	2,031,682
Diversified Financial — 7.2%
Ameriprise Financial, Inc.	26,080	1,550,978
BlackRock, Inc.	1,100	164,670
CIT Group, Inc.	3,100	184,915
Citigroup, Inc.	111,300	5,967,906
Countrywide Financial Corp.	16,200	600,696
Fannie Mae	34,300	2,020,956
Freddie Mac	27,700	1,794,406
The Goldman Sachs Group, Inc.	12,300	2,688,903
JP Morgan Chase & Co.	113,700	5,923,770
Merrill Lynch & Co., Inc.	29,200	2,634,716
Morgan Stanley	35,100	2,948,751
		26,480,667
Electric — 1.7%
American Electric Power Co., Inc.	5,100	256,122
Constellation Energy Group, Inc.	5,700	507,984

	Number of Shares	Market Value
Duke Energy Corp.(b)	85,100	$1,746,252
Edison International	22,800	1,193,580
Exelon Corp.	8,500	640,985
FirstEnergy Corp.	2,400	164,256
PG&E Corp.	27,300	1,381,380
Progress Energy, Inc.	10,700	540,885
		6,431,444
Electronics — 0.3%
Agilent Technologies, Inc.(a)	36,600	1,257,942
Foods — 3.0%
Campbell Soup Co.	19,400	758,540
ConAgra Foods, Inc.	45,100	1,108,558
General Mills, Inc.	20,000	1,198,000
Heinz (H. J.) Co.	24,400	1,149,484
Kellogg Co.	15,200	804,232
Kraft Foods, Inc. Cl. A	58,340	1,952,640
The Kroger Co.	62,400	1,841,424
Safeway, Inc.	39,000	1,415,700
Sara Lee Corp.	41,700	684,297
		10,912,875
Forest Products & Paper — 0.3%
International Paper Co.	28,300	1,067,476
Gas — 0.2%
Sempra Energy	12,800	812,544
Health Care – Products — 2.5%
Johnson & Johnson	97,700	6,274,294
Medtronic, Inc.	31,100	1,646,123
Zimmer Holdings, Inc.(a)	16,600	1,501,968
		9,422,385
Health Care – Services — 3.4%
Aetna, Inc.	44,800	2,100,224
UnitedHealth Group, Inc.	107,240	5,690,154
WellPoint, Inc.(a)	59,434	4,693,503
		12,483,881
Household Products — 0.0%
John H. Harland Co.	800	42,080
Insurance — 5.3%
ACE Ltd.	5,200	309,192
Allstate Corp.	38,500	2,399,320
American International Group, Inc.	70,900	4,956,619
Chubb Corp.	25,200	1,356,516
Cigna Corp.	9,500	1,478,105
CNA Financial Corp.(a)	6,900	322,023

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Genworth Financial, Inc. Cl. A	34,100	$1,244,309
Loews Corp.	27,100	1,282,372
Metlife, Inc.	14,700	965,790
Principal Financial Group, Inc.	27,100	1,720,579
Prudential Financial, Inc.	8,300	788,500
St. Paul Travelers Companies	36,500	1,974,650
XL Capital Ltd. Cl. A	11,200	873,376
		19,671,351
Internet — 1.5%
Google, Inc. Cl. A(a)	7,000	3,299,660
IAC/InterActiveCorp(a) (b)	15,400	587,048
Liberty Media Holding Corp. Interactive Cl. A(a)	19,500	488,085
Symantec Corp.(a)	59,900	1,054,240
		5,429,033
Iron & Steel — 0.8%
Nucor Corp.	24,900	1,580,154
United States Steel Corp.	13,000	1,320,020
		2,900,174
Manufacturing — 4.1%
3M Co.	17,100	1,415,367
Danaher Corp.	6,500	462,735
Eaton Corp.	15,600	1,391,676
General Electric Co.	197,800	7,290,908
Honeywell International, Inc.	44,600	2,416,428
Tyco International Ltd.	71,800	2,342,834
		15,319,948
Media — 4.5%
CBS Corp. Cl. B	39,000	1,239,030
Clear Channel Communications, Inc.	53,800	1,906,134
The DIRECTV Group, Inc.(a)	47,900	1,141,936
EchoStar Communications Corp. Cl. A(a)	20,600	958,518
Gannett Co., Inc.(b)	16,500	941,490
Liberty Media Holding Corp. Capital Cl. A(a)	7,621	860,944
News Corp., Inc. Cl. A	73,000	1,634,470
Time Warner, Inc.	102,100	2,106,323
Viacom, Inc. Cl. B(a)	46,250	1,907,812
The Walt Disney Co.	115,000	4,022,700
		16,719,357
Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	5,300	551,783

	Number of Shares	Market Value
Mining — 0.6%
Freeport-McMoran Copper & Gold, Inc.(b)	19,626	$1,318,082
Southern Copper Corp.(b)	13,200	1,059,960
		2,378,042
Office Equipment/Supplies — 0.6%
Xerox Corp.(a)	110,600	2,046,100
Oil & Gas — 11.3%
Anadarko Petroleum Corp.	28,400	1,325,144
Apache Corp.	18,100	1,312,250
Chesapeake Energy Corp.	30,400	1,026,000
Chevron Corp.	115,210	8,962,186
ConocoPhillips Co.	30,539	2,117,880
Devon Energy Corp.	12,900	940,023
Exxon Mobil Corp.	228,200	18,114,516
Hess Corp.	18,400	1,044,200
Marathon Oil Corp.	20,800	2,112,240
Occidental Petroleum Corp.	49,000	2,484,300
Paramount Resources Ltd. Cl. A CAD(a) (b)	10,200	221,670
Valero Energy Corp.	28,800	2,022,624
		41,683,033
Oil & Gas Services — 1.5%
Halliburton Co.	49,900	1,585,323
National Oilwell Varco, Inc.(a)	15,700	1,332,145
Schlumberger Ltd.	33,600	2,480,688
		5,398,156
Pharmaceuticals — 6.2%
Abbott Laboratories	38,400	2,174,208
Bristol-Myers Squibb Co.	46,800	1,350,648
Eli Lilly & Co.	24,800	1,466,424
Forest Laboratories, Inc.(a)	35,900	1,910,239
Medco Health Solutions, Inc.(a)	24,300	1,895,886
Merck & Co., Inc.	76,100	3,914,584
Pfizer, Inc.	327,400	8,663,004
Schering-Plough Corp.	49,400	1,567,462
		22,942,455
Retail — 5.8%
Best Buy Co., Inc.	24,500	1,142,925
Chipotle Mexican Grill, Inc. Cl. B(a)	1,381	82,749
Costco Wholesale Corp.	1,500	80,355
Federated Department Stores, Inc.	47,700	2,094,984
The Gap, Inc.	19,900	357,205
The Home Depot, Inc.	68,600	2,597,882
J.C. Penney Co., Inc.	14,800	1,170,532
Kohl's Corp.(a)	28,900	2,139,756

	Number of Shares	Market Value
Lowe's Companies, Inc.(b)	37,400	$1,142,944
McDonald's Corp.	31,300	1,511,164
Nordstrom, Inc.	34,500	1,894,740
Sears Holdings Corp.(a)	7,500	1,431,825
Target Corp.	21,400	1,270,518
The TJX Cos., Inc.	42,600	1,188,114
Walgreen Co.	4,400	193,160
Wal-Mart Stores, Inc.	36,300	1,739,496
Yum! Brands, Inc.	21,600	1,336,176
		21,374,525
Savings & Loans — 0.6%
Washington Mutual, Inc.(b)	51,400	2,157,772
Semiconductors — 1.5%
Analog Devices, Inc.	36,900	1,425,078
Applied Materials, Inc.	67,900	1,305,038
Intel Corp.	42,300	909,450
KLA-Tencor Corp.(b)	5,900	327,745
MEMC Electronic Materials, Inc.(a)	15,200	834,176
Texas Instruments, Inc.	25,700	883,309
		5,684,796
Software — 5.7%
Automatic Data Processing, Inc.	25,000	1,119,000
CA, Inc.	29,200	795,992
Electronic Arts, Inc.(a)	12,500	630,125
First Data Corp.	77,700	2,517,480
MasterCard, Inc. Cl. A(b)	7,200	804,096
Microsoft Corp.	406,500	12,170,610
Oracle Corp.(a)	143,700	2,701,560
Paychex, Inc.	11,800	437,780
		21,176,643
Telecommunications — 6.8%
Alltel Corp.	20,400	1,278,876
AT&T, Inc.	103,252	3,997,917
Cisco Systems, Inc.(a)	298,100	7,971,194
Motorola, Inc.	140,500	2,434,865
Qualcomm, Inc.	53,200	2,330,160
Qwest Communications International, Inc.(a) (b)	113,400	1,006,992
Sprint Nextel Corp.	110,127	2,205,844
Verizon Communications, Inc.	99,500	3,798,910
		25,024,758
Toys, Games & Hobbies — 0.0%
Mattel, Inc.	3,100	87,730
Transportation — 0.6%
CSX Corp.	27,200	1,174,224
Laidlaw International, Inc.	1,900	65,075

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Swift Transportation Co., Inc.(a)	600	$18,768
United Parcel Service, Inc. Cl. B(b)	15,500	1,091,665
		2,349,732
TOTAL EQUITIES (Cost $331,570,059)		369,845,225
RIGHTS — 0.0%
Electric
Progress Energy, Inc.(a)	19,900	6,567
TOTAL RIGHTS (Cost $2,686)		6,567
WARRANTS — 0.0%
Financial Services
Dime Bancorp, Inc.	14,200	4,686
TOTAL WARRANTS (Cost $2,698)		4,686
TOTAL LONG TERM INVESTMENTS (Cost $331,575,443)		369,856,478
	Principal Amount
SHORT-TERM INVESTMENTS — 3.9%
Cash Equivalents — 3.6%(d)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	$166,438	166,438
American Beacon Money Market Fund(c)	543,404	543,404
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	416,095	416,095
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	208,048	208,048
Bank of America 5.270% 05/07/2007	208,048	208,048
Bank of America 5.270% 05/08/2007	208,048	208,048
Bank of America 5.270% 06/18/2007	104,024	104,024
Bank of America 5.270% 06/19/2007	104,024	104,024
Bank of America 5.310% 05/17/2007	62,414	62,414

	Principal Amount	Market Value
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	$187,243	$187,243
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	62,414	62,414
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	166,438	166,438
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	124,829	124,829
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	83,219	83,219
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	208,048	208,048
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	41,610	41,610
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	41,610	41,610
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	41,610	41,610
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	166,438	166,438
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	187,243	187,243
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	145,633	145,633
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	208,048	208,048
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	83,219	83,219
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	62,414	62,414
BGI Institutional Money Market Fund(c)	145,633	145,633
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	145,633	145,633
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	104,024	104,024

	Principal Amount	Market Value
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	$382,808	$382,808
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	104,024	104,024
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	414,334	414,334
Den Danske Bank Commercial Paper 5.282% 05/23/2007	206,285	206,285
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	208,048	208,048
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	104,024	104,024
Dreyfus Cash Management Plus Money Market Fund(c)	124,829	124,829
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	208,048	208,048
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	124,829	124,829
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	124,829	124,829
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	228,852	228,852
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	208,048	208,048
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	104,024	104,024
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	208,048	208,048
Freddie Mac Agency Discount Note 5.184% 06/25/2007	40,960	40,960
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)	24,160	24,160

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	$166,438	$166,438
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	249,657	249,657
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	208,048	208,048
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	403,612	403,612
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	312,072	312,072
Morgan Stanley & Co. Commercial Paper 5.320% 08/01/2007	187,243	187,243
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	104,024	104,024
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	124,829	124,829
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	270,462	270,462
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	312,072	312,072
Reserve Primary Money Market Fund(c)	395,291	395,291
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	332,876	332,876
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	62,414	62,414
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	83,219	83,219
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	166,438	166,438
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	249,657	249,657

	Principal Amount	Market Value
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	$145,633	$145,633
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	166,438	166,438
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	104,024	104,024
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	124,829	124,829
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	104,024	104,024
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	124,829	124,829
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	166,438	166,438
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	9,803	9,803
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	270,462	270,462
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	20,805	20,805
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	416,095	416,095
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	416,095	416,095
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	208,048	208,048
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	124,829	124,829
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	208,048	208,048
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	208,048	208,048
		13,488,799

	Principal Amount	Market Value
Repurchase Agreements — 0.3%
Investors Bank & Trust Company Repurchase Agreement, dated 4/30/2007, 3.51%, due 5/1/2007(e)	$978,921	$978,921
TOTAL SHORT-TERM INVESTMENTS (Cost $14,467,720)		14,467,720
TOTAL INVESTMENTS — 103.8% (Cost $346,043,163)(f)		384,324,198
Other Assets/ (Liabilities) — (3.8%)		(13,922,248)
NET ASSETS — 100.0%		$370,401,950

Notes to Portfolio of Investments

CAD - Canadian Dollar

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Amount represents shares owned of the fund.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $979,016. Collateralized by a U.S. Government Agency obligation with a rate of 5.82%, maturity date of 7/15/2031, and an aggregate market value, including accrued interest, of $1,027,867.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

April 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.4%
COMMON STOCK — 99.4%
Aerospace & Defense — 5.9%
Boeing Co.	176,400	$16,405,200
Empresa Brasileira de Aeronautica SA ADR (Brazil)(a)	153,450	7,198,339
General Dynamics Corp.	127,400	10,000,900
Lockheed Martin Corp.	81,610	7,845,985
Rockwell Collins, Inc.	66,400	4,360,488
United Technologies Corp.	225,300	15,124,389
		60,935,301
Apparel — 1.0%
Polo Ralph Lauren Corp.(a)	116,700	10,749,237
Banks — 0.8%
Northern Trust Corp.	129,100	8,126,845
Beverages — 1.1%
PepsiCo, Inc.	169,920	11,230,013
Biotechnology — 2.4%
Celgene Corp.(b)	141,500	8,654,140
Genentech, Inc.(b)	125,760	10,059,542
Genzyme Corp.(b)	90,100	5,884,431
		24,598,113
Chemicals — 3.4%
Monsanto Co.	372,500	21,973,775
Praxair, Inc.	212,740	13,732,367
		35,706,142
Commercial Services — 2.4%
Alliance Data Systems Corp.(a) (b)	134,100	8,536,806
The Corporate Executive Board Co.(a)	139,600	8,884,144
Fastenal Co.(a)	194,500	7,997,840
		25,418,790
Computers — 7.3%
Affiliated Computer Services, Inc. Cl. A(b)	295,400	17,697,414
Apple, Inc.(b)	186,800	18,642,640
Cognizant Technology Solutions Corp. Cl. A(b)	98,700	8,823,780
EMC Corp.(b)	896,930	13,615,397
Network Appliance, Inc.(a) (b)	212,100	7,892,241
Research In Motion Ltd.(b)	67,000	8,815,860
		75,487,332

	Number of Shares	Market Value
Cosmetics & Personal Care — 1.7%
The Procter & Gamble Co.	276,750	$17,797,792
Diversified Financial — 6.3%
Chicago Mercantile Exchange Holdings, Inc.	29,300	15,140,775
Franklin Resources, Inc.	57,700	7,576,587
The Goldman Sachs Group, Inc.	54,540	11,922,989
Legg Mason, Inc.	123,700	12,269,803
Nomura Holdings, Inc.	263,600	5,072,201
UBS AG Registered(a)	199,657	12,928,924
		64,911,279
Electronics — 1.6%
Thermo Fisher Scientific, Inc.(b)	313,200	16,305,192
Engineering & Construction — 0.7%
ABB Ltd.	389,498	7,778,091
Foods — 2.2%
Cadbury Schweppes PLC	456,830	6,007,488
Nestle SA	42,342	16,760,413
		22,767,901
Health Care – Products — 2.0%
Henry Schein, Inc.(a) (b)	109,300	5,697,809
St. Jude Medical, Inc.(a) (b)	201,400	8,617,906
Varian Medical Systems, Inc.(b)	153,960	6,498,652
		20,814,367
Health Care – Services — 2.0%
Covance, Inc.(b)	143,300	8,669,650
WellPoint, Inc.(b)	156,200	12,335,114
		21,004,764
Home Furnishing — 0.6%
Harman International Industries, Inc.	49,400	6,021,366
Household Products — 1.3%
Reckitt Benckiser PLC	243,330	13,291,025
Insurance — 3.7%
American International Group, Inc.	219,610	15,352,935
The Hartford Financial Services Group, Inc.	77,600	7,853,120
Prudential Financial, Inc.	161,320	15,325,400
		38,531,455

	Number of Shares	Market Value
Internet — 7.1%
eBay, Inc.(b)	578,700	$19,641,078
F5 Networks, Inc.(b)	84,600	6,495,588
Google, Inc. Cl. A(b)	66,700	31,441,046
Yahoo!, Inc.(b)	565,220	15,848,769
		73,426,481
Lodging — 0.7%
Las Vegas Sands Corp.(b)	89,000	7,581,910
Machinery – Construction & Mining — 0.4%
Joy Global, Inc.	74,900	3,792,187
Manufacturing — 0.7%
Danaher Corp.	101,600	7,232,904
Media — 1.8%
Comcast Corp. Special, Cl. A(b)	433,645	11,448,228
XM Satellite Radio Holdings, Inc. Cl. A(a) (b)	591,100	6,915,870
		18,364,098
Oil & Gas — 2.7%
Occidental Petroleum Corp.	245,400	12,441,780
Range Resources Corp.	169,280	6,187,184
XTO Energy, Inc.	166,900	9,057,663
		27,686,627
Oil & Gas Services — 3.6%
Schlumberger Ltd.	299,700	22,126,851
Smith International, Inc.(a)	286,000	14,997,840
		37,124,691
Pharmaceuticals — 5.7%
Allergan, Inc.	60,200	7,296,240
Gilead Sciences, Inc.(b)	100,300	8,196,516
Medco Health Solutions, Inc.(b)	144,500	11,273,890
Novartis AG	179,656	10,449,464
Roche Holding AG	89,011	16,776,459
Shionogi & Co., Ltd.	243,000	4,737,040
		58,729,609
Pipelines — 0.6%
Kinder Morgan Management LLC(a) (b)	121,295	6,445,637
Real Estate — 0.6%
CB Richard Ellis Group, Inc. Cl. A(b)	179,800	6,086,230
Retail — 8.0%
Best Buy Co., Inc.	130,720	6,098,088
Costco Wholesale Corp.	156,300	8,372,991
J.C. Penney Co., Inc.(a)	154,980	12,257,368
Kohl's Corp.(b)	106,200	7,863,048

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Panera Bread Co. Cl. A(a) (b)	64,400	$3,586,436
Staples, Inc.	520,700	12,913,360
Starbucks Corp.(b)	233,800	7,252,476
Target Corp.	195,600	11,612,772
Tiffany & Co.	121,700	5,803,873
The TJX Cos., Inc.	251,100	7,003,179
		82,763,591
Semiconductors — 4.2%
Advanced Micro Devices, Inc.(a) (b)	348,100	4,810,742
ASML Holding NV(a) (b)	231,200	6,300,200
Broadcom Corp. Cl. A(a) (b)	405,380	13,195,119
Microchip Technology, Inc.	226,500	9,137,010
SiRF Technology Holdings, Inc.(a) (b)	152,900	3,709,354
Texas Instruments, Inc.	173,750	5,971,788
		43,124,213
Software — 5.7%
Adobe Systems, Inc.(b)	335,260	13,933,406
Autodesk, Inc.(b)	253,600	10,466,072
Automatic Data Processing, Inc.	250,400	11,207,904
Electronic Arts, Inc.(b)	101,000	5,091,410
Microsoft Corp.	353,590	10,586,485
Red Hat, Inc.(a) (b)	305,500	6,458,270
Salesforce.com, Inc.(b)	39,300	1,650,600
		59,394,147
Telecommunications — 11.2%
Amdocs Ltd.(b)	313,700	11,528,475
America Movil SAB de CV, Series L, Sponsored ADR (Mexico)	156,800	8,236,704
American Tower Corp. Cl. A(b)	259,300	9,853,400
Cisco Systems, Inc.(b)	1,218,290	32,577,075
Corning, Inc.(b)	759,700	18,020,084
Crown Castle International Corp.(a) (b)	193,800	6,655,092
NII Holdings, Inc. Cl. B(a) (b)	92,000	7,061,000
Qualcomm, Inc.	268,200	11,747,160
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden)(a)	281,600	10,748,672
		116,427,662
TOTAL EQUITIES (Cost $865,388,507)		1,029,654,992

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 12.5%
Cash Equivalents — 11.8%(d)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	$1,511,633	$1,511,633
American Beacon Money Market Fund(c)	4,935,386	4,935,386
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	3,779,081	3,779,081
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	1,889,541	1,889,541
Bank of America 5.270% 05/07/2007	1,889,541	1,889,541
Bank of America 5.270% 05/08/2007	1,889,541	1,889,541
Bank of America 5.270% 06/18/2007	944,770	944,770
Bank of America 5.270% 06/19/2007	944,770	944,770
Bank of America 5.310% 05/17/2007	566,862	566,862
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	1,700,587	1,700,587
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	566,862	566,862
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	1,511,633	1,511,633
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	1,133,724	1,133,724
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	755,816	755,816
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	1,889,541	1,889,541
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	377,908	377,908
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	377,908	377,908
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	377,908	377,908

	Principal Amount	Market Value
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	$1,511,633	$1,511,633
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	1,700,587	1,700,587
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	1,322,679	1,322,679
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	1,889,541	1,889,541
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	755,816	755,816
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	566,862	566,862
BGI Institutional Money Market Fund(c)	1,322,679	1,322,679
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	1,322,679	1,322,679
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	944,770	944,770
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	3,476,755	3,476,755
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	944,770	944,770
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	3,763,084	3,763,084
Den Danske Bank Commercial Paper 5.282% 05/23/2007	1,873,528	1,873,528
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	1,889,541	1,889,541
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	944,770	944,770
Dreyfus Cash Management Plus Money Market Fund(c)	1,133,724	1,133,724
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	1,889,541	1,889,541

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	$1,133,724	$1,133,724
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	1,133,724	1,133,724
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	2,078,495	2,078,495
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	1,889,541	1,889,541
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	944,770	944,770
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	1,889,541	1,889,541
Freddie Mac Agency Discount Note 5.184% 06/25/2007	372,011	372,011
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)	219,424	219,424
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	1,511,633	1,511,633
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	2,267,449	2,267,449
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	1,889,541	1,889,541
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	3,665,709	3,665,709
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	2,834,311	2,834,311
Morgan Stanley & Co. 5.320% 08/01/2007	1,700,587	1,700,587
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	944,770	944,770
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	1,133,724	1,133,724
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	2,456,403	2,456,403

	Principal Amount	Market Value
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	$2,834,311	$2,834,311
Reserve Primary Money Market Fund(c)	3,590,127	3,590,127
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	3,023,265	3,023,265
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	566,862	566,862
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	755,816	755,816
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	1,511,633	1,511,633
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	2,267,449	2,267,449
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	1,322,679	1,322,679
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	1,511,633	1,511,633
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	944,770	944,770
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	1,133,724	1,133,724
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	944,770	944,770
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	1,133,724	1,133,724
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	1,511,633	1,511,633
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	89,037	89,037
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	2,456,403	2,456,403
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	188,954	188,954

	Principal Amount	Market Value
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	$3,779,081	$3,779,081
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	3,779,081	3,779,081
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	1,889,541	1,889,541
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	1,133,724	1,133,724
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	1,889,541	1,889,541
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	1,889,541	1,889,541
		122,508,627
Repurchase Agreements — 0.7%
Investors Bank & Trust Company Repurchase Agreement, dated 4/30/2007, 3.51%, due 5/1/2007(e)	6,636,035	6,636,035
TOTAL SHORT-TERM INVESTMENTS (Cost $129,144,662)		129,144,662
TOTAL INVESTMENTS — 111.9% (Cost $994,533,169)(f)		1,158,799,654
Other Assets/ (Liabilities) — (11.9%)		(122,921,695)
NET ASSETS — 100.0%		$1,035,877,959

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Denotes all or a portion of security on loan. (Note 2).

(b)  Non-income producing security.

(c)  Amount represents shares owned of the fund.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $6,636,682. Collateralized by a U.S. Government Agency obligation with a rate of 7.875%, maturity date of 2/25/2030, and a market value, including accrued interest, of $6,967,837.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Portfolio of Investments

April 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.7%
COMMON STOCK — 98.7%
Aerospace & Defense — 0.8%
General Dynamics Corp.	7,900	$620,150
Apparel — 1.8%
Phillips-Van Heusen Corp.	3,000	167,700
Polo Ralph Lauren Corp.	12,100	1,114,531
		1,282,231
Auto Manufacturers — 0.8%
Oshkosh Truck Corp.(a)	10,000	559,400
Banks — 1.1%
Wachovia Corp.	14,400	799,776
Beverages — 1.7%
PepsiCo, Inc.	18,800	1,242,492
Biotechnology — 2.1%
Celgene Corp.(b)	13,200	807,312
Genentech, Inc.(b)	8,800	703,912
		1,511,224
Chemicals — 2.4%
Monsanto Co.	29,500	1,740,205
Commercial Services — 2.2%
Alliance Data Systems Corp.(a) (b)	7,300	464,718
Fastenal Co.(a)	10,000	411,200
Quanta Services, Inc.(a) (b)	25,400	698,246
		1,574,164
Computers — 10.9%
Apple, Inc.(b)	26,900	2,684,620
Cognizant Technology Solutions Corp. Cl. A(b)	5,800	518,520
EMC Corp.(b)	168,400	2,556,312
Network Appliance, Inc.(b)	23,700	881,877
Research In Motion Ltd.(b)	4,900	644,742
Sun Microsystems, Inc.(b)	126,200	658,764
		7,944,835
Cosmetics & Personal Care — 3.9%
Colgate-Palmolive Co.	14,500	982,230
The Procter & Gamble Co.	28,500	1,832,835
		2,815,065
Diversified Financial — 4.6%
Chicago Mercantile Exchange Holdings, Inc.(a)	1,400	723,450
The Goldman Sachs Group, Inc.	3,500	765,135

	Number of Shares	Market Value
Legg Mason, Inc.	11,300	$1,120,847
TD Ameritrade Holding Corp.(a) (b)	41,900	714,395
		3,323,827
Electronics — 1.4%
Thermo Fisher Scientific, Inc.(b)	19,700	1,025,582
Entertainment — 0.9%
International Game Technology	16,500	629,310
Foods — 2.7%
The Kroger Co.	24,900	734,799
Ruddick Corp.	12,300	369,369
Wrigley (Wm.) Jr. Co.(a)	14,400	847,872
		1,952,040
Health Care – Products — 3.4%
Bard (C.R.), Inc.	9,300	773,109
Varian Medical Systems, Inc.(a) (b)	39,700	1,675,737
		2,448,846
Health Care – Services — 1.3%
UnitedHealth Group, Inc.	17,200	912,632
Insurance — 4.0%
American International Group, Inc.	42,100	2,943,211
Internet — 8.3%
Akamai Technologies, Inc.(b)	7,400	326,192
aQuantive, Inc.(b)	16,900	517,309
eBay, Inc.(b)	37,000	1,255,780
F5 Networks, Inc.(b)	7,400	568,172
Google, Inc. Cl. A(b)	4,800	2,262,624
Yahoo!, Inc.(a) (b)	40,300	1,130,012
		6,060,089
Iron & Steel — 0.7%
Allegheny Technologies, Inc.	4,900	536,942
Media — 1.2%
Comcast Corp. Cl. A(b)	33,950	905,107
Metal Fabricate & Hardware — 1.2%
Precision Castparts Corp.	8,100	843,291
Oil & Gas — 3.3%
Apache Corp.	13,500	978,750
Occidental Petroleum Corp.	21,500	1,090,050

	Number of Shares	Market Value
Range Resources Corp.	9,800	$358,190
		2,426,990
Oil & Gas Services — 2.7%
National Oilwell Varco, Inc.(b)	9,100	772,135
Schlumberger Ltd.	15,800	1,166,514
		1,938,649
Pharmaceuticals — 7.8%
BioMarin Pharmaceuticals, Inc.(a) (b)	17,100	276,336
Cardinal Health, Inc.	9,300	650,535
Gilead Sciences, Inc.(b)	13,700	1,119,564
Medco Health Solutions, Inc.(b)	9,800	764,596
Medicis Pharmaceutical Corp. Cl. A(a)	6,900	209,760
Merck & Co., Inc.	15,200	781,888
Schering-Plough Corp.	18,900	599,697
Shire PLC ADR (United Kingdom)	18,200	1,271,998
		5,674,374
Retail — 7.6%
J.C. Penney Co., Inc.	8,900	703,901
Kohl's Corp.(b)	9,700	718,188
Staples, Inc.	63,200	1,567,360
Starbucks Corp.(b)	19,000	589,380
Target Corp.	17,800	1,056,786
Tiffany & Co.(a)	10,800	515,052
Williams-Sonoma, Inc.(a)	10,900	383,898
		5,534,565
Semiconductors — 4.2%
ASML Holding NV(a) (b)	30,900	842,025
Broadcom Corp. Cl. A(b)	32,300	1,051,365
SiRF Technology Holdings, Inc.(a) (b)	14,600	354,196
Texas Instruments, Inc.	24,300	835,191
		3,082,777
Software — 6.7%
Activision, Inc.(a) (b)	28,900	578,000
Adobe Systems, Inc.(b)	22,900	951,724
Autodesk, Inc.(b)	24,700	1,019,369
Citrix Systems, Inc.(b)	7,300	237,980
Electronic Arts, Inc.(b)	29,400	1,482,054
Red Hat, Inc.(a) (b)	28,000	591,920
		4,861,047

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Telecommunications — 8.4%
Amdocs Ltd.(b)	13,200	$485,100
Cisco Systems, Inc.(b)	82,600	2,208,724
Corning, Inc.(b)	87,600	2,077,872
NeuStar, Inc. Cl. A(b)	21,400	615,464
Qualcomm, Inc.	16,200	709,560
		6,096,720
Transportation — 0.6%
Expeditors International of Washington, Inc.	7,000	292,600
UTI Worldwide, Inc.	6,100	143,167
		435,767
TOTAL EQUITIES (Cost $64,034,517)		71,721,308
	Principal Amount
OPTIONS — 0.1%
Apple Computer, Inc. Put, Expires 1/19/2008, Strike 95	$10,700	74,900
TOTAL OPTIONS (Cost $100,144)		74,900
TOTAL LONG TERM INVESTMENTS (Cost $64,134,661)		71,796,208
SHORT-TERM INVESTMENTS — 15.5%
Cash Equivalents — 14.0%(d)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	125,292	125,292
American Beacon Money Market Fund(c)	409,071	409,071
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	313,230	313,230
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	156,615	156,615
Bank of America 5.270% 05/07/2007	156,615	156,615
Bank of America 5.270% 05/08/2007	156,615	156,615
Bank of America 5.270% 06/18/2007	78,308	78,308
Bank of America 5.270% 06/19/2007	78,308	78,308

	Principal Amount	Market Value
Bank of America 5.310% 05/17/2007	$46,985	$46,985
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	140,954	140,954
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	46,985	46,985
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	125,292	125,292
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	93,969	93,969
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	62,646	62,646
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	156,615	156,615
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	31,323	31,323
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	31,323	31,323
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	31,323	31,323
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	125,292	125,292
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	140,954	140,954
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	109,631	109,631
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	156,615	156,615
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	62,646	62,646
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	46,985	46,985
BGI Institutional Money Market Fund(c)	109,631	109,631
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	109,631	109,631

	Principal Amount	Market Value
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	$78,308	$78,308
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	288,172	288,172
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	78,308	78,308
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	311,904	311,904
Den Danske Bank Commercial Paper 5.282% 05/23/2007	155,288	155,288
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	156,615	156,615
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	78,308	78,308
Dreyfus Cash Management Plus Money Market Fund(c)	93,969	93,969
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	156,615	156,615
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	93,969	93,969
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	93,969	93,969
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	172,277	172,277
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	156,615	156,615
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	78,308	78,308
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	156,615	156,615
Freddie Mac Agency Discount Note 5.184% 06/25/2007	30,834	30,834
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)	18,187	18,187

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	$125,291	$125,291
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	187,937	187,937
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	156,615	156,615
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	303,833	303,833
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	234,923	234,923
Morgan Stanley & Co. 5.320% 08/01/2007	140,954	140,954
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	78,308	78,308
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	93,969	93,969
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	203,600	203,600
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	234,923	234,923
Reserve Primary Money Market Fund(c)	297,569	297,569
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	250,584	250,584
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	46,985	46,985
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	62,646	62,646
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	125,292	125,292
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	187,938	187,938

	Principal Amount	Market Value
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	$109,631	$109,631
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	125,292	125,292
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	78,308	78,308
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	93,969	93,969
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	78,308	78,308
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	93,969	93,969
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	125,292	125,292
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	7,380	7,380
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	203,600	203,600
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	15,662	15,662
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	313,230	313,230
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	313,230	313,230
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	156,615	156,615
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	93,969	93,969
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	156,615	156,615
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	156,615	156,615
		10,154,167

	Principal Amount	Market Value
Repurchase Agreements — 1.5%
Investors Bank & Trust Company Repurchase Agreement, dated 4/30/2007, 3.51%, due 5/1/2007(e)	$1,081,984	$1,081,984
TOTAL SHORT-TERM INVESTMENTS (Cost $11,236,151)		11,236,151
TOTAL INVESTMENTS — 114.3% (Cost $75,370,812)(f)		83,032,359
Other Assets/ (Liabilities) — (14.3%)		(10,373,259)
NET ASSETS — 100.0%		$72,659,100

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Denotes all or a portion of security on loan. (Note 2).

(b)  Non-income producing security.

(c)  Amount represents shares owned of the fund.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $1,082,089. Collateralized by a U.S. Government Agency Obligation with a rate of 7.625%, maturity date of 10/25/2027, and an aggregate market value, including accrued interest, of $1,136,083.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments

April 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.6%
COMMON STOCK — 99.6%
Advertising — 0.7%
Clear Channel Outdoor Holdings, Inc. Cl. A(a) (b)	460	$13,133
Getty Images, Inc.(a)	710	36,920
Harte-Hanks, Inc.	810	21,141
Interpublic Group of Companies, Inc.(a) (b)	7,910	100,299
Omnicom Group, Inc.	12,380	1,296,310
		1,467,803
Aerospace & Defense — 4.2%
Alliant Techsystems, Inc.(a) (b)	100	9,313
Boeing Co.	34,880	3,243,840
DRS Technologies, Inc.(b)	200	10,062
Goodrich Corp.	1,300	73,892
L-3 Communications Holdings, Inc.	4,300	386,699
Lockheed Martin Corp.	15,700	1,509,398
Northrop Grumman Corp.	4,610	339,342
Raytheon Co.	12,980	694,949
Rockwell Collins, Inc.	4,500	295,515
Spirit AeroSystems Holdings, Inc. Cl. A(a)	700	22,141
United Technologies Corp.	36,220	2,431,449
		9,016,600
Agriculture — 0.6%
Altria Group, Inc.	18,190	1,253,655
UST, Inc.(b)	2,330	132,064
		1,385,719
Airlines — 0.7%
AMR Corp.(a)	11,820	308,384
Continental Airlines, Inc. Cl. B(a)	34,330	1,255,105
Southwest Airlines Co.	230	3,300
US Airways Group, Inc.(a)	1,580	58,365
		1,625,154
Apparel — 0.5%
Coach, Inc.(a)	7,030	343,275
Hanesbrands, Inc.(a)	800	21,272
Nike, Inc. Cl. B	9,780	526,751
Polo Ralph Lauren Corp.(b)	1,680	154,745
		1,046,043
Auto Manufacturers — 0.1%
Oshkosh Truck Corp.(b)	40	2,238

	Number of Shares	Market Value
Paccar, Inc.	1,840	$154,523
		156,761
Automotive & Parts — 0.1%
BorgWarner, Inc.	100	7,791
The Goodyear Tire & Rubber Co.(a)	3,220	107,097
Johnson Controls, Inc.	1,950	199,543
		314,431
Banks — 1.5%
Bank of Hawaii Corp.	460	24,334
The Bank of New York Co., Inc.	4,780	193,494
Capital One Financial Corp.	700	51,982
Commerce Bancorp, Inc.	4,000	133,760
Cullen/Frost Bankers, Inc.	200	10,234
East West Bancorp, Inc.	480	19,133
Investors Financial Services Corp.	1,300	80,444
Mellon Financial Corp.	25,440	1,092,139
Northern Trust Corp.	3,700	232,915
State Street Corp.	6,200	426,994
Synovus Financial Corp.(b)	1,750	55,230
TCF Financial Corp.	700	18,956
Wachovia Corp.	3,200	177,728
Webster Financial Corp.	100	4,445
Wells Fargo & Co.	21,000	753,690
		3,275,478
Beverages — 2.5%
Anheuser-Busch Cos., Inc.	12,570	618,318
The Coca-Cola Co.	38,260	1,996,789
The Pepsi Bottling Group, Inc.	10,280	337,287
PepsiCo, Inc.	35,810	2,366,683
		5,319,077
Biotechnology — 1.2%
Amgen, Inc.(a)	33,800	2,167,932
Biogen Idec, Inc.(a)	5,340	252,101
Invitrogen Corp.(a)	1,430	93,622
		2,513,655
Building Materials — 0.2%
American Standard Cos., Inc.	3,220	177,293
Eagle Materials, Inc.	1,120	49,963
Martin Marietta Materials, Inc.	900	131,238
Masco Corp.	4,160	113,194
		471,688

	Number of Shares	Market Value
Chemicals — 2.3%
Air Products & Chemicals, Inc.	300	$22,950
Airgas, Inc.	810	36,085
Cabot Corp.	3,450	156,285
Celanese Corp. Cl. A	30,460	1,010,358
Du Pont (E.I.) de Nemours & Co.	11,510	565,947
Ecolab, Inc.	2,750	118,222
Huntsman Corp.	840	16,464
International Flavors & Fragrances, Inc.	16,410	798,675
Monsanto Co.	11,490	677,795
PPG Industries, Inc.	250	18,395
Praxair, Inc.	5,070	327,268
Rohm & Haas Co.	410	20,980
The Sherwin-Williams Co.	15,690	1,000,551
Sigma-Aldrich Corp.	3,320	139,706
Valhi, Inc.	100	1,678
		4,911,359
Coal — 0.0%
CONSOL Energy, Inc.	200	8,374
Peabody Energy Corp.	1,500	71,970
		80,344
Commercial Services — 2.1%
Alliance Data Systems Corp.(a) (b)	2,250	143,235
Apollo Group, Inc. Cl. A(a)	2,700	127,710
Career Education Corp.(a)	1,140	33,676
Convergys Corp.(a)	15,500	391,530
Corrections Corp. of America(a)	370	21,016
Equifax, Inc.	7,760	308,848
Hewitt Associates, Inc. Cl. A(a)	100	2,975
ITT Educational Services, Inc.(a)	8,770	852,532
Manpower, Inc.	7,050	565,762
McKesson Corp.	19,460	1,144,832
Monster Worldwide, Inc.(a)	150	6,307
Moody's Corp.	6,710	443,665
Quanta Services, Inc.(a) (b)	1,900	52,231
The Servicemaster Co.	1,590	24,470
Weight Watchers International, Inc.	800	38,392
Western Union	20,200	425,210
		4,582,391

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Computers — 8.5%
Affiliated Computer Services, Inc. Cl. A(a)	700	$41,937
Apple, Inc.(a)	33,530	3,346,294
Cadence Design Systems, Inc.(a)	37,990	843,378
Ceridian Corp.(a)	4,960	167,450
Cognizant Technology Solutions Corp. Cl. A(a)	1,400	125,160
Dell, Inc.(a)	48,110	1,212,853
Diebold, Inc.	830	39,566
DST Systems, Inc.(a)	13,070	1,020,113
Electronic Data Systems Corp.	21,740	635,678
EMC Corp.(a)	38,860	589,895
FactSet Research Systems, Inc.	780	47,978
Hewlett-Packard Co.	64,270	2,708,338
International Business Machines Corp.	54,720	5,592,931
Lexmark International, Inc. Cl. A(a)	19,630	1,069,835
NCR Corp.(a)	590	29,736
Network Appliance, Inc.(a)	7,590	282,424
Riverbed Technology, Inc.(a) (b)	100	3,191
SanDisk Corp.(a)	100	4,345
Sun Microsystems, Inc.(a)	6,170	32,207
Synopsys, Inc.(a)	18,390	508,667
Western Digital Corp.(a)	3,960	70,013
		18,371,989
Cosmetics & Personal Care — 1.0%
Alberto-Culver Co.	14,140	343,461
Bare Escentuals, Inc.(a) (b)	100	4,043
Colgate-Palmolive Co.	8,700	589,338
The Estee Lauder Cos., Inc. Cl. A	2,420	124,436
The Procter & Gamble Co.	16,927	1,088,575
		2,149,853
Diversified Financial — 4.4%
Affiliated Managers Group, Inc.(a) (b)	560	65,873
American Express Co.	21,720	1,317,752
AmeriCredit Corp.(a) (b)	8,680	218,996
CBOT Holdings, Inc. Cl. A(a) (b)	1,000	188,670
The Charles Schwab Corp.	11,870	226,954
Chicago Mercantile Exchange Holdings, Inc.(b)	100	51,675
E*TRADE Financial Corp.(a)	7,880	173,990

	Number of Shares	Market Value
Eaton Vance Corp.	1,260	$48,157
Federated Investors, Inc. Cl. B	1,300	49,608
The First Marblehead Corp.(b)	1,140	41,325
Franklin Resources, Inc.	3,380	443,828
Freddie Mac	7,070	457,995
The Goldman Sachs Group, Inc.	14,350	3,137,053
IndyMac Bancorp, Inc.(b)	200	6,048
IntercontinentalExchange, Inc.(a)	700	88,900
Investment Technology Group, Inc.(a)	600	22,704
Janus Capital Group, Inc.	2,000	50,040
Legg Mason, Inc.	800	79,352
Lehman Brothers Holdings, Inc.	1,390	104,639
Merrill Lynch & Co., Inc.	14,530	1,311,042
Morgan Stanley	11,060	929,151
Nelnet, Inc. Cl. A	100	2,689
Nuveen Investments, Inc. Cl. A	1,000	53,300
NYSE Euronext(a)	600	50,598
SLM Corp.	4,850	261,075
T. Rowe Price Group, Inc.	4,600	228,528
TD Ameritrade Holding Corp.(a) (b)	200	3,410
		9,613,352
Electric — 1.5%
AES Corp.(a)	13,220	290,708
Constellation Energy Group, Inc.	2,050	182,696
DPL, Inc.(b)	250	7,838
Exelon Corp.	14,600	1,100,986
NRG Energy, Inc.(a) (b)	650	51,324
TXU Corp.	23,190	1,520,800
		3,154,352
Electrical Components & Equipment — 0.5%
Ametek, Inc.	4,700	170,516
Emerson Electric Co.	15,440	725,526
Energizer Holdings, Inc.(a)	1,800	174,924
		1,070,966
Electrical Equipment & Electronics — 0.0%
Wesco International, Inc.(a) (b)	630	39,797
Electronics — 2.3%
Agilent Technologies, Inc.(a)	7,790	267,742
Amphenol Corp. Cl. A	3,360	117,970

	Number of Shares	Market Value
Applera Corp. - Applied Biosystems Group	4,860	$151,826
Avnet, Inc.(a) (b)	12,150	496,935
AVX Corp.	330	5,491
Dolby Laboratories, Inc. Cl. A(a)	31,230	1,106,167
Gentex Corp.	2,300	40,940
Jabil Circuit, Inc.	1,280	29,824
Mettler-Toledo International, Inc.(a)	10,740	1,048,439
PerkinElmer, Inc.	1,160	28,072
Tektronix, Inc.	1,100	32,329
Thomas & Betts Corp.(a)	1,080	58,838
Trimble Navigation Ltd.(a)	25,160	721,589
Vishay Intertechnology, Inc.(a)	580	9,657
Waters Corp.(a)	13,920	827,266
		4,943,085
Energy – Alternate Sources — 0.0%
Covanta Holding Corp.(a)	1,910	46,871
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.(a)	4,360	219,875
KBR, Inc.(a)	200	4,132
URS Corp.(a)	500	21,850
		245,857
Entertainment — 0.0%
Regal Entertainment Group Cl. A(b)	850	18,488
Environmental Controls — 0.3%
Allied Waste Industries, Inc.(a) (b)	560	7,487
Nalco Holding Co.	1,760	46,781
Republic Services, Inc.	6,280	175,400
Stericycle, Inc.(a)	400	34,856
Waste Management, Inc.	10,100	377,841
		642,365
Foods — 1.7%
Campbell Soup Co.	8,250	322,575
General Mills, Inc.	15,750	943,425
Heinz (H. J.) Co.	12,680	597,355
The Hershey Co.	2,900	159,384
Kellogg Co.	3,200	169,312
The Kroger Co.	36,240	1,069,442
McCormick & Co., Inc.	1,860	69,043
Sara Lee Corp.	7,230	118,644
Sysco Corp.	6,700	219,358
		3,668,538
Forest Products & Paper — 0.0%
Domtar Corp.(a)	3,400	33,150

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Hand & Machine Tools — 0.3%
The Black & Decker Corp.(b)	1,120	$101,606
Snap-on, Inc.	210	11,445
The Stanley Works(b)	9,530	555,408
		668,459
Health Care – Products — 5.8%
Advanced Medical Optics, Inc.(a)	1,050	42,452
Bard (C.R.), Inc.	2,220	184,549
Bausch & Lomb, Inc.	210	12,354
Baxter International, Inc.	36,270	2,053,970
Beckman Coulter, Inc.(b)	1,040	65,322
Becton, Dickinson & Co.	5,460	429,647
Biomet, Inc.	2,900	125,280
Boston Scientific Corp.(a)	1,110	17,138
Dade Behring Holdings, Inc.	1,820	89,380
Dentsply International, Inc.	4,910	164,043
Edwards Lifesciences Corp.(a) (b)	5,450	267,050
Henry Schein, Inc.(a)	1,500	78,195
Hillenbrand Industries, Inc.	400	24,460
Johnson & Johnson	98,450	6,322,459
Kinetic Concepts, Inc.(a) (b)	16,900	845,000
Medtronic, Inc.	13,590	719,319
Stryker Corp.	6,230	404,576
Techne Corp.(a)	400	23,588
Varian Medical Systems, Inc.(a) (b)	2,500	105,525
Zimmer Holdings, Inc.(a)	5,430	491,306
		12,465,613
Health Care – Services — 3.0%
Aetna, Inc.	14,570	683,042
Brookdale Senior Living Inc.(b)	230	10,444
Community Health Systems, Inc.(a)	930	34,224
Coventry Health Care, Inc.(a)	4,765	275,560
DaVita, Inc.(a) (b)	1,800	98,298
Health Management Associates, Inc. Cl. A	14,300	152,867
Health Net, Inc.(a)	13,660	738,460
Humana, Inc.(a)	3,840	242,842
Laboratory Corp. of America Holdings(a) (b)	12,500	986,750
Lincare Holdings, Inc.(a)	1,840	72,570
Manor Care, Inc.(b)	1,280	83,059
Pediatrix Medical Group, Inc.(a)	820	46,781
Quest Diagnostics, Inc.	2,840	138,848

	Number of Shares	Market Value
Sierra Health Services, Inc.(a)	930	$38,521
UnitedHealth Group, Inc.	29,760	1,579,066
WellCare Health Plans, Inc.(a)	2,170	174,880
WellPoint, Inc.(a)	15,329	1,210,531
		6,566,743
Holding Company – Diversified — 0.0%
Walter Industries, Inc.	790	23,479
Home Builders — 0.4%
Centex Corp.(b)	70	3,134
KB Home	4,600	202,906
Lennar Corp. Cl. A	4,400	187,924
MDC Holdings, Inc.(b)	3,900	199,914
NVR, Inc.(a)	200	164,800
The Ryland Group, Inc.(b)	200	8,860
		767,538
Home Furnishing — 0.0%
Harman International Industries, Inc.	60	7,313
Household Products — 0.4%
Avery Dennison Corp.	1,610	100,142
Church & Dwight, Inc.(b)	1,240	62,905
Fortune Brands, Inc.	440	35,244
Jarden Corp.(a)	2,020	85,123
Kimberly-Clark Corp.	7,690	547,297
The Scotts Miracle-Gro Co.	500	22,485
		853,196
Housewares — 0.4%
Newell Rubbermaid, Inc.	3,810	116,853
The Toro Co.	12,790	642,698
		759,551
Industrial – Distribution — 0.1%
Grainger (W.W.), Inc.	2,040	168,545
Insurance — 2.3%
AFLAC, Inc.	9,960	511,346
Ambac Financial Group, Inc.(b)	2,110	193,698
American International Group, Inc.	19,450	1,359,750
W.R. Berkley Corp.	5,580	181,294
Brown & Brown, Inc.	1,200	30,900
Gallagher (Arthur J.) & Co.(b)	820	22,927
The Hanover Insurance Group, Inc.	650	29,874
HCC Insurance Holdings, Inc.(b)	6,210	190,399
Markel Corp.(a)	60	27,535

	Number of Shares	Market Value
Philadelphia Consolidated Holding Corp.(a)	22,820	$990,388
Principal Financial Group, Inc.	3,070	194,914
Progressive Corp.	6,580	151,801
Prudential Financial, Inc.	8,740	830,300
Transatlantic Holdings, Inc.	2,580	179,284
		4,894,410
Internet — 2.5%
Akamai Technologies, Inc.(a) (b)	2,740	120,779
Amazon.com, Inc.(a) (b)	1,290	79,116
Checkfree Corp.(a) (b)	1,300	43,758
eBay, Inc.(a)	23,560	799,626
Emdeon Corp.(a)	2,700	43,578
Expedia, Inc.(a) (b)	47,700	1,126,674
F5 Networks, Inc.(a)	600	46,068
Google, Inc. Cl. A(a)	2,880	1,357,574
IAC/InterActiveCorp(a) (b)	4,680	178,402
McAfee, Inc.(a)	11,880	385,981
Symantec Corp.(a)	9,830	173,008
VeriSign, Inc.(a)	25,910	708,639
WebMD Health Corp. Cl. A(a)	100	5,200
Yahoo!, Inc.(a) (b)	11,400	319,656
		5,388,059
Iron & Steel — 0.3%
Allegheny Technologies, Inc.	2,670	292,579
Carpenter Technology Corp.	2,670	324,058
		616,637
Leisure Time — 0.2%
Harley-Davidson, Inc.	5,320	336,862
Lodging — 0.4%
Choice Hotels International, Inc.	580	21,831
Hilton Hotels Corp.	4,640	157,760
Las Vegas Sands Corp.(a)	270	23,001
Marriott International, Inc. Cl. A	6,400	289,344
Starwood Hotels & Resorts Worldwide, Inc.	3,560	238,591
Wyndham Worldwide Corp.(a)	1,800	62,280
Wynn Resorts Ltd.(b)	500	51,105
		843,912
Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	13,400	973,108
Joy Global, Inc.(b)	130	6,582

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Terex Corp.(a)	2,480	$193,068
		1,172,758
Machinery – Diversified — 0.8%
AGCO Corp.(a)	140	5,842
Cummins, Inc.	4,400	405,504
Gardner Denver, Inc.(a)	22,570	853,146
IDEX Corp.	920	48,272
Rockwell Automation, Inc.	2,960	176,238
The Manitowoc Co., Inc.	4,230	288,613
		1,777,615
Manufacturing — 3.4%
3M Co.	930	76,976
The Brink's Co.	400	25,400
Danaher Corp.	6,920	492,635
Dover Corp.	3,700	178,044
General Electric Co.	96,330	3,550,724
Harsco Corp.	1,600	81,600
Honeywell International, Inc.	10,040	543,967
Illinois Tool Works, Inc.(b)	9,970	511,561
ITT Corp.	7,990	509,842
Leggett & Platt, Inc.	1,740	40,925
Pall Corp.	5,750	241,213
Parker Hannifin Corp.	11,720	1,079,881
Roper Industries, Inc.	1,500	84,090
Trinity Industries, Inc.	820	38,048
		7,454,906
Media — 4.0%
Cablevision Systems Corp. Cl. A(a)	2,100	68,838
Comcast Corp. Cl. A(a)	29,585	788,736
The DIRECTV Group, Inc.(a) (b)	34,220	815,805
EchoStar Communications Corp. Cl. A(a)	5,500	255,915
John Wiley & Sons, Inc. Cl. A	4,910	183,880
Liberty Global, Inc. Cl. A(a)	2,780	99,774
The McGraw-Hill Companies, Inc.	21,720	1,423,312
Meredith Corp.	14,980	867,642
News Corp., Inc. Cl. A	30,700	687,373
The Scripps (E.W.) Co. Cl. A	1,610	69,713
Sirius Satellite Radio, Inc.(a) (b)	27,290	80,778
Time Warner, Inc.	7,310	150,805
Viacom, Inc. Cl. B(a)	35,400	1,460,250
The Walt Disney Co.	49,780	1,741,304

	Number of Shares	Market Value
XM Satellite Radio Holdings, Inc. Cl. A(a)	100	$1,170
		8,695,295
Mining — 0.7%
Alcoa, Inc.	5,820	206,552
Freeport-McMoran Copper & Gold, Inc.	13,160	883,826
Southern Copper Corp.(b)	200	16,060
Titanium Metals Corp.(a)	847	29,247
Vulcan Materials Co.	2,520	311,648
		1,447,333
Office Furnishings — 0.0%
HNI Corp.	500	20,870
Steelcase, Inc. Cl. A	1,230	24,010
		44,880
Oil & Gas — 1.8%
ENSCO International, Inc.	5,850	329,823
EOG Resources, Inc.	110	8,078
Exxon Mobil Corp.	25,280	2,006,726
Frontier Oil Corp.	1,170	41,336
Helmerich & Payne, Inc.	40	1,292
Holly Corp.	8,640	549,504
Patterson-UTI Energy, Inc.	50	1,220
Plains Exploration & Production Co.(a)	1,970	92,570
Pride International, Inc.(a)	30	984
Range Resources Corp.	1,500	54,825
Southwestern Energy Co.(a)	4,500	189,000
Sunoco, Inc.	50	3,777
Todco(a)	1,140	51,824
XTO Energy, Inc.	9,700	526,419
		3,857,378
Oil & Gas Services — 1.8%
BJ Services Co.	120	3,439
Cameron International Corp.(a)	4,300	277,651
Dresser-Rand Group, Inc.(a)	1,100	35,101
Global Industries Ltd.(a)	16,600	344,616
Grant Prideco, Inc.(a)	2,810	144,827
Halliburton Co.	23,490	746,277
Helix Energy Solutions Group, Inc.(a)	700	26,782
National Oilwell Varco, Inc.(a)	19,420	1,647,787
Superior Energy Services, Inc.(a)	1,800	65,394
Tidewater, Inc.(b)	9,410	594,806
		3,886,680

	Number of Shares	Market Value
Packaging & Containers — 0.5%
Ball Corp.	1,500	$76,035
Crown Holdings, Inc.(a)	2,580	62,359
Owens-Illinois, Inc.(a)	1,300	39,117
Packaging Corp. of America	1,200	29,712
Pactiv Corp.(a)	27,420	948,184
Sealed Air Corp.	1,020	33,558
		1,188,965
Pharmaceuticals — 6.1%
Abbott Laboratories	27,050	1,531,571
AmerisourceBergen Corp.	13,640	681,864
Bristol-Myers Squibb Co.	19,900	574,314
Cardinal Health, Inc.	4,400	307,780
Cephalon, Inc.(a) (b)	1,050	83,591
Eli Lilly & Co.	38,830	2,296,018
Endo Pharmaceuticals Holdings, Inc.(a)	1,790	55,383
Express Scripts, Inc.(a)	8,590	820,775
Forest Laboratories, Inc.(a)	26,800	1,426,028
Hospira, Inc.(a)	2,000	81,100
ImClone Systems, Inc.(a)	1,500	62,835
Medco Health Solutions, Inc.(a)	5,580	435,352
Merck & Co., Inc.	41,850	2,152,764
Mylan Laboratories, Inc.	5,390	118,203
Omnicare, Inc.(b)	950	31,512
Schering-Plough Corp.	43,300	1,373,909
Sepracor, Inc.(a)	2,000	107,360
VCA Antech, Inc.(a)	1,300	51,259
Wyeth	18,190	1,009,545
		13,201,163
Pipelines — 0.3%
El Paso Corp.(b)	580	8,700
Kinder Morgan, Inc.	3,950	420,912
Questar Corp.	1,440	139,867
The Williams Cos., Inc.	950	28,025
		597,504
Real Estate — 0.1%
CB Richard Ellis Group, Inc. Cl. A(a)	3,530	119,491
Forest City Enterprises, Inc. Cl. A	800	53,448
Jones Lang Lasalle, Inc.	1,080	116,089
		289,028
Real Estate Investment Trusts (REITS) — 0.3%
CapitalSource, Inc.	1,360	35,047
Developers Diversified Realty Corp. REIT(b)	700	45,570

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Essex Property Trust, Inc. REIT	100	$12,886
General Growth Properties, Inc. REIT(b)	900	57,465
Rayonier, Inc. REIT	200	8,674
Simon Property Group, Inc. REIT(b)	2,180	251,310
SL Green Realty Corp.	900	126,810
Taubman Centers, Inc. REIT	360	20,178
UDR, Inc. REIT(b)	1,910	57,376
Ventas, Inc.	930	39,209
Weingarten Realty Investors REIT	200	9,572
		664,097
Retail — 8.5%
Abercrombie & Fitch Co. Cl. A	1,570	128,206
Advance Auto Parts, Inc.	80	3,296
American Eagle Outfitters, Inc.	32,265	950,850
AnnTaylor Stores Corp.(a)	1,440	55,411
AutoZone, Inc.(a) (b)	7,990	1,062,990
Best Buy Co., Inc.(b)	21,380	997,377
Brinker International, Inc.	2,420	75,262
Burger King Holdings Inc.	450	10,562
Circuit City Stores, Inc.	2,500	43,625
Claire's Stores, Inc.	1,800	58,626
Coldwater Creek, Inc.(a) (b)	300	6,210
CVS/Caremark Corp.	1,896	68,711
Darden Restaurants, Inc.	2,870	119,048
Dick's Sporting Goods, Inc.(a)	700	39,263
Dollar Tree Stores, Inc.(a)	25,390	998,335
Family Dollar Stores, Inc.	5,910	188,174
Federated Department Stores, Inc.	9,530	418,558
Gamestop Corp. Cl. A(a)	2,600	86,242
The Gap, Inc.	8,640	155,088
The Home Depot, Inc.	39,260	1,486,776
J.C. Penney Co., Inc.	13,120	1,037,661
Kohl's Corp.(a)	16,010	1,185,380
Lowe's Companies, Inc.	31,100	950,416
Nordstrom, Inc.	20,540	1,128,057
Petsmart, Inc.	2,790	92,600
RadioShack Corp.(b)	24,300	706,401
Ross Stores, Inc.	5,090	168,734
Staples, Inc.	14,270	353,896
Target Corp.	17,360	1,030,663
Tim Hortons, Inc.	4,760	150,083
The TJX Cos., Inc.	12,460	347,509
Walgreen Co.	24,600	1,079,940

	Number of Shares	Market Value
Wal-Mart Stores, Inc.	58,520	$2,804,278
Wendy's International, Inc.	910	34,307
Yum! Brands, Inc.	7,410	458,383
		18,480,918
Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	5,800	77,256
Peoples United Financial	1,050	21,063
		98,319
Semiconductors — 4.2%
Advanced Micro Devices, Inc.(a) (b)	640	8,845
Altera Corp.(a)	4,410	99,401
Analog Devices, Inc.	6,450	249,099
Applied Materials, Inc.	50,420	969,072
Broadcom Corp. Cl. A(a)	2,530	82,352
Cypress Semiconductor Corp.(a) (b)	1,330	30,351
Integrated Device Technology, Inc.(a)	45,800	686,084
Intel Corp.	104,270	2,241,805
Intersil Corp. Cl. A	1,100	32,769
KLA-Tencor Corp.(b)	3,740	207,757
Lam Research Corp.(a) (b)	2,540	136,601
Linear Technology Corp.	3,200	119,744
LSI Corp.(a) (b)	68,765	584,503
Maxim Integrated Products, Inc.	3,650	115,778
MEMC Electronic Materials, Inc.(a)	4,530	248,606
Microchip Technology, Inc.	6,360	256,562
Micron Technology, Inc.(a)	150	1,721
National Semiconductor Corp.	8,230	216,449
Novellus Systems, Inc.(a) (b)	25,890	838,059
Nvidia Corp.(a)	8,210	270,027
QLogic Corp.(a)	2,910	52,031
Teradyne, Inc.(a) (b)	27,740	484,063
Texas Instruments, Inc.	29,670	1,019,758
Xilinx, Inc.	6,250	184,250
		9,135,687
Software — 7.5%
Activision, Inc.(a)	3,250	65,000
Acxiom Corp.	1,190	26,894
Adobe Systems, Inc.(a)	11,640	483,758
Autodesk, Inc.(a)	3,990	164,667
Automatic Data Processing, Inc.	11,320	506,683
BEA Systems, Inc.(a)	7,040	83,002
BMC Software, Inc.(a)	32,720	1,059,146

	Number of Shares	Market Value
CA, Inc.	1,150	$31,349
Cerner Corp.(a) (b)	600	31,944
Citrix Systems, Inc.(a)	3,070	100,082
Dun & Bradstreet Corp.	6,990	631,197
Electronic Arts, Inc.(a)	4,170	210,210
Fair Isaac Corp.(b)	810	28,925
Fidelity National Information Services, Inc.	330	16,675
First Data Corp.	14,930	483,732
Fiserv, Inc.(a)	5,300	281,801
Global Payments, Inc.	700	26,586
IMS Health, Inc.	2,590	75,965
Intuit, Inc.(a)	6,310	179,520
MasterCard, Inc. Cl. A(b)	30	3,350
Microsoft Corp.	228,660	6,846,080
MoneyGram International, Inc.	500	14,215
NAVTEQ Corp.(a)	1,570	55,515
Oracle Corp.(a)	200,750	3,774,100
Red Hat, Inc.(a) (b)	3,370	71,242
Salesforce.com, Inc.(a) (b)	1,510	63,420
SEI Investments Co.	890	54,317
Total System Services, Inc.(b)	28,280	878,377
VeriFone Holdings, Inc.(a) (b)	740	26,115
		16,273,867
Telecommunications — 4.7%
ADC Telecommunications, Inc.(a) (b)	1,900	34,960
American Tower Corp. Cl. A(a)	7,615	289,370
Avaya, Inc.(a)	2,310	29,845
Cisco Systems, Inc.(a)	237,360	6,347,006
Citizens Communications Co.	22,410	348,924
Corning, Inc.(a)	19,040	451,629
Harris Corp.	3,700	189,995
Juniper Networks, Inc.(a)	3,720	83,179
Leap Wireless International, Inc.(a) (b)	650	49,615
Level 3 Communications, Inc.(a) (b)	2,120	11,787
Motorola, Inc.	7,600	131,708
NeuStar, Inc. Cl. A(a)	1,300	37,388
Qualcomm, Inc.	33,600	1,471,680
SBA Communications Corp. Cl. A(a) (b)	1,810	53,250
Sprint Nextel Corp.	18,458	369,714
Telephone and Data Systems, Inc.	4,780	272,221
US Cellular Corp.(a)	300	21,750
		10,194,021

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Textiles — 0.1%
Cintas Corp.	2,000	$74,940
Mohawk Industries, Inc.(a) (b)	2,300	207,368
		282,308
Transportation — 1.2%
Burlington Northern Santa Fe Corp.	8,710	762,473
C.H. Robinson Worldwide, Inc.	4,100	219,186
Con-way, Inc.	800	43,704
CSX Corp.	5,160	222,757
FedEx Corp.	2,040	215,098
J.B. Hunt Transport Services, Inc.	570	15,424
Landstar System, Inc.	10,100	487,931
Norfolk Southern Corp.	5,460	290,690
Union Pacific Corp.	2,860	326,755
		2,584,018
Trucking & Leasing — 0.0%
GATX Corp.	240	11,762
TOTAL EQUITIES (Cost $204,780,459)		215,863,985
	Principal Amount
SHORT-TERM INVESTMENTS — 8.1%
Cash Equivalents — 6.9%(d)
Abbey National PLC Eurodollar Time Deposite 5.260% 05/04/2007	$183,220	183,220
American Beacon Money Market Fund(c)	598,214	598,214
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	458,060	458,060
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	229,030	229,030
Bank of America 5.270% 05/07/2007	229,030	229,030
Bank of America 5.270% 05/08/2007	229,030	229,030
Bank of America 5.270% 06/18/2007	114,515	114,515
Bank of America 5.270% 06/19/2007	114,515	114,515

	Principal Amount	Market Value
Bank of America 5.310% 05/17/2007	$68,709	$68,709
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	206,127	206,127
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	68,709	68,709
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	183,224	183,224
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	137,418	137,418
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	91,612	91,612
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	229,030	229,030
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	45,806	45,806
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	45,806	45,806
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	45,806	45,806
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	183,224	183,224
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	206,127	206,127
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	160,321	160,321
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	229,030	229,030
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	91,612	91,612
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	68,709	68,709
BGI Institutional Money Market Fund(c)	160,321	160,321
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	160,321	160,321

	Principal Amount	Market Value
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	$114,515	$114,515
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	421,415	421,415
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	114,515	114,515
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	456,121	456,121
Den Danske Bank Commercial Paper 5.282% 05/23/2007	227,089	227,089
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	229,030	229,030
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	114,515	114,515
Dreyfus Cash Management Plus Money Market Fund(c)	137,418	137,418
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	229,030	229,030
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	137,418	137,418
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	137,418	137,418
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	251,933	251,933
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	229,030	229,030
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	114,515	114,515
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	229,030	229,030
Freddie Mac Agency Discount Note 5.184% 06/25/2007	45,091	45,091
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)	26,596	26,596

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	$183,224	$183,224
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	274,836	274,836
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	229,030	229,030
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	444,318	444,318
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	343,545	343,545
Morgan Stanley & Co. Commercial Paper 5.320% 08/01/2007	206,127	206,127
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	114,515	114,515
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	137,418	137,418
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	297,739	297,739
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	343,545	343,545
Reserve Primary Money Market Fund(c)	435,157	435,157
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	366,448	366,448
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	68,709	68,709
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	91,612	91,612
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	183,224	183,224
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	274,836	274,836

	Principal Amount	Market Value
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	$160,321	$160,321
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	183,224	183,224
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	114,515	114,515
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	137,418	137,418
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	114,515	114,515
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	137,418	137,418
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	183,224	183,224
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	10,792	10,792
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	297,739	297,739
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	22,903	22,903
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	458,060	458,060
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	458,060	458,060
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	229,030	229,030
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	137,418	137,418
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	229,030	229,030
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	229,030	229,030
		14,849,185

	Principal Amount	Market Value
Repurchase Agreements — 1.2%
Investors Bank & Trust Company Repurchase Agreement, dated 4/30/2007, 3.51%, due 5/1/2007(e)	$2,604,820	$2,604,820
TOTAL SHORT-TERM INVESTMENTS (Cost $17,454,005)		17,454,005
TOTAL INVESTMENTS — 107.7% (Cost $222,234,464)(f)		233,317,990
Other Assets/ (Liabilities) — (7.7%)		(16,689,699)
NET ASSETS — 100.0%		$216,628,291

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Amount represents shares owned of the fund.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $2,605,074. Collateralized by a U.S Government Agency obligation with a rate of 8.125%, maturity date of 10/25/2022, and an aggregate market value, including accrued interest, of $2,735,061.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments

April 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 92.8%
COMMON STOCK — 92.8%
Advertising — 1.8%
Interpublic Group of Companies, Inc.(a) (b)	26,290	$333,357
ValueVision Media, Inc. Cl. A(a)	13,675	154,664
		488,021
Aerospace & Defense — 4.2%
Alliant Techsystems, Inc.(a) (b)	3,546	330,239
Empresa Brasileira de Aeronautica SA ADR (Brazil)	4,060	190,455
Goodrich Corp.	6,198	352,294
Spirit AeroSystems Holdings, Inc. Cl. A(a)	7,322	231,595
		1,104,583
Auto Manufacturers — 3.8%
Navistar International Corp.(a)	8,470	470,339
Oshkosh Truck Corp.(b)	9,751	545,471
		1,015,810
Banks — 2.8%
East West Bancorp, Inc.	5,450	217,237
Marshall and Ilsley Corp.	4,170	200,243
Zions Bancorp	4,010	328,018
		745,498
Biotechnology — 0.5%
Human Genome Sciences, Inc.(a) (b)	12,290	132,363
Building Materials — 1.8%
Martin Marietta Materials, Inc.	1,559	227,333
Texas Industries, Inc.	3,428	261,111
		488,444
Chemicals — 2.8%
Chemtura Corp.	11,001	121,341
The Lubrizol Corp.	5,080	304,495
The Mosaic Co.(a)	10,905	321,697
		747,533
Coal — 1.0%
Peabody Energy Corp.	5,479	262,882

	Number of Shares	Market Value
Commercial Services — 0.5%
The Corporate Executive Board Co.	1,900	$120,916
Computers — 2.1%
Brocade Communications Systems, Inc.(a)	8,230	80,407
Electronic Data Systems Corp.	4,550	133,042
Seagate Technology	5,198	115,136
Synopsys, Inc.(a)	8,223	227,448
		556,033
Diversified Financial — 4.6%
Affiliated Managers Group, Inc.(a) (b)	2,430	285,841
E*TRADE Financial Corp.(a) (b)	18,250	402,960
Investment Technology Group, Inc.(a)	5,176	195,860
National Financial Partners Corp.	7,510	345,986
		1,230,647
Electric — 6.9%
AES Corp.(a)	12,020	264,320
CMS Energy Corp.	28,121	520,801
Dynegy, Inc. Cl. A(a)	21,900	206,079
Edison International	4,930	258,086
Mirant Corp.(a)	6,570	294,796
NRG Energy, Inc.(a) (b)	3,795	299,653
		1,843,735
Electrical Components & Equipment — 1.1%
Ametek, Inc.	8,225	298,403
Electronics — 4.7%
Agilent Technologies, Inc.(a)	14,805	508,848
Amphenol Corp. Cl. A	7,130	250,334
Applera Corp. - Applied Biosystems Group	6,900	215,556
Thermo Fisher Scientific, Inc.(a)	5,455	283,987
		1,258,725
Engineering & Construction — 1.7%
Foster Wheeler Ltd.(a)	4,425	304,573
KBR, Inc.(a)	6,570	135,736
		440,309
Entertainment — 2.6%
Cinemark Holdings, Inc.(a) (b)	7,070	133,623

	Number of Shares	Market Value
Penn National Gaming, Inc.(a)	8,543	$412,969
Scientific Games Corp. Cl. A(a) (b)	4,425	147,308
		693,900
Foods — 3.2%
Chiquita Brands International, Inc.(b)	9,800	145,334
Smithfield Foods, Inc.(a)	8,670	265,042
SuperValu, Inc.	9,530	437,427
		847,803
Forest Products & Paper — 0.6%
Smurfit Kappa Group PLC(a)	5,450	148,366
Gas — 1.3%
Southern Union Co.	11,000	335,060
Health Care – Services — 3.1%
Community Health Systems, Inc.(a)	3,850	141,680
DaVita, Inc.(a) (b)	8,215	448,621
Health Net, Inc.(a)	4,428	239,378
		829,679
Holding Company – Diversified — 0.6%
Churchill Ventures, Ltd.(a)	3,970	32,276
Granahan McCourt Acquisition Corp.(a)	4,650	38,735
Information Services Group, Inc.(a)	9,450	80,798
		151,809
Home Furnishing — 0.7%
Harman International Industries, Inc.	1,603	195,390
Household Products — 0.7%
Jarden Corp.(a)	4,675	197,005
Insurance — 5.2%
ACE Ltd.	2,144	127,482
Everest Re Group Ltd.	5,387	542,148
Fidelity National Financial, Inc.	8,260	210,547
Genworth Financial, Inc. Cl. A	7,549	275,463
Platinum Underwriters Holdings Ltd.	6,570	224,825
		1,380,465

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Internet — 0.1%
FTD Group, Inc.	1,750	$31,238
Iron & Steel — 0.7%
Steel Dynamics, Inc.	2,298	101,824
United States Steel Corp.	910	92,401
		194,225
Lodging — 1.2%
Gaylord Entertainment Co.(a)	2,420	132,616
Hilton Hotels Corp.	5,746	195,364
		327,980
Machinery – Construction & Mining — 1.1%
Joy Global, Inc.(b)	5,880	297,704
Manufacturing — 0.8%
Cooper Industries Ltd. Cl. A	4,430	220,437
Media — 3.9%
Cablevision Systems Corp. Cl. A(a)	11,000	360,580
Liberty Global, Inc. Cl. A(a)	9,616	345,118
Liberty Global, Inc. Cl. C(a)	9,881	330,124
		1,035,822
Oil & Gas — 0.9%
Range Resources Corp.	6,840	250,002
Oil & Gas Services — 2.7%
Cal Dive International, Inc.(a) (b)	10,842	157,860
National Oilwell Varco, Inc.(a)	3,168	268,805
Superior Offshore International, Inc.(a) (b)	500	9,135
Weatherford International Ltd.(a)	5,200	272,948
		708,748
Pharmaceuticals — 2.5%
Medco Health Solutions, Inc.(a)	2,780	216,896
Omnicare, Inc.	7,578	251,362
Vanda Pharmaceuticals, Inc.(a) (b)	8,740	187,997
		656,255
Real Estate — 0.5%
Meruelo Maddux Properties, Inc.(a) (b)	16,450	133,410

	Number of Shares	Market Value
Real Estate Investment Trusts (REITS) — 1.9%
American Financial Realty Trust	24,290	$257,474
BioMed Realty Trust, Inc. REIT	6,080	174,557
Quadra Realty Trust, Inc. REIT(a)	5,960	83,261
		515,292
Retail — 6.9%
Advance Auto Parts, Inc.	6,570	270,684
Circuit City Stores, Inc.	5,450	95,103
Costco Wholesale Corp.	7,500	401,775
Longs Drug Stores Corp.	1,718	94,043
Office Depot, Inc.(a)	15,070	506,653
The Pantry, Inc.(a)	7,431	334,321
Urban Outfitters, Inc.(a)	5,330	137,301
		1,839,880
Savings & Loans — 1.1%
NewAlliance Bancshares, Inc.	19,125	298,541
Semiconductors — 2.3%
ASML Holding NV(a)	9,875	269,094
Conexant Systems, Inc.(a)	48,927	75,837
FormFactor, Inc.(a)	3,300	136,257
LSI Corp.(a)	14,340	121,890
		603,078
Software — 2.7%
Activision, Inc.(a) (b)	15,350	307,000
Novell, Inc.(a)	32,901	240,177
THQ, Inc.(a) (b)	5,500	183,535
		730,712
Telecommunications — 4.1%
Amdocs Ltd.(a)	7,470	274,523
Crown Castle International Corp.(a) (b)	8,224	282,412
Finisar Corp.(a) (b)	41,031	148,532
Juniper Networks, Inc.(a)	10,825	242,047
Level 3 Communications, Inc.(a) (b)	22,246	123,688
MetroPCS Communications, Inc.(a) (b)	800	22,440
		1,093,642
Transportation — 0.6%
J.B. Hunt Transport Services, Inc.	5,453	147,558

	Number of Shares	Market Value
Trucking & Leasing — 0.5%
The Greenbrier Cos., Inc.(b)	6,230	$142,916
TOTAL EQUITIES (Cost $22,543,775)		24,740,819
MUTUAL FUND — 1.3%
Investment Companies
iShares Russell Midcap Value Domestic	2,120	334,642
TOTAL MUTUAL FUND (Cost $332,204)		334,642
TOTAL LONG TERM INVESTMENTS (Cost $22,875,979)		25,075,461
	Principal Amount
SHORT-TERM INVESTMENTS — 20.0%
Cash Equivalents — 14.6%(d)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	$48,043	48,043
American Beacon Money Market Fund(c)	156,851	156,851
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	120,102	120,102
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	60,051	60,051
Bank of America 5.270% 05/07/2007	60,051	60,051
Bank of America 5.270% 05/08/2007	60,051	60,051
Bank of America 5.270% 06/18/2007	30,026	30,026
Bank of America 5.270% 06/19/2007	30,026	30,026
Bank of America 5.310% 05/17/2007	18,015	18,015
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	54,046	54,046
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	18,015	18,015

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	$48,041	$48,041
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	36,031	36,031
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	24,020	24,020
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	60,051	60,051
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	12,010	12,010
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	12,010	12,010
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	12,010	12,010
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	48,041	48,041
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	54,046	54,046
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	42,036	42,036
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	60,051	60,051
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	24,020	24,020
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	18,015	18,015
BGI Institutional Money Market Fund(c)	42,036	42,036
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	42,036	42,036
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	30,026	30,026
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	110,494	110,494
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	30,026	30,026

	Principal Amount	Market Value
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	$119,594	$119,594
Den Danske Bank Commercial Paper 5.282% 05/23/2007	59,542	59,542
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	60,051	60,051
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	30,026	30,026
Dreyfus Cash Management Plus Money Market Fund(c)	36,031	36,031
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	60,051	60,051
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	36,031	36,031
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	36,031	36,031
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	66,056	66,056
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	60,051	60,051
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	30,026	30,026
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	60,051	60,051
Freddie Mac Agency Discount Note 5.184% 06/25/2007	11,823	11,823
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)	6,973	6,973
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	48,041	48,041
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	72,061	72,061

	Principal Amount	Market Value
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	$60,051	$60,051
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	116,499	116,499
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	90,077	90,077
Morgan Stanley & Co. 5.320% 08/01/2007	54,046	54,046
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	30,026	30,026
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	36,031	36,031
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	78,067	78,067
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	90,077	90,077
Reserve Primary Money Market Fund(c)	114,097	114,097
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	96,082	96,082
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	18,015	18,015
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	24,020	24,020
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	48,041	48,041
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	72,061	72,061
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	42,036	42,036
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	48,041	48,041
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	30,026	30,026
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	36,031	36,031

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	$30,026	$30,026
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	36,031	36,031
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	48,041	48,041
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	2,830	2,830
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	78,067	78,067
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	6,005	6,005
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	120,102	120,102
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	120,102	120,102
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	60,051	60,051
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	36,031	36,031
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	60,051	60,051
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	60,051	60,051
		3,893,428
Repurchase Agreements — 5.4%
Investors Bank & Trust Company Repurchase Agreement, dated 4/30/2007, 3.51%, due 5/1/2007(e)	1,454,278	1,454,278
TOTAL SHORT-TERM INVESTMENTS (Cost $5,347,706)		5,347,706
TOTAL INVESTMENTS — 114.1% (Cost $28,223,685)(f)		30,423,167
Other Assets/ (Liabilities) — (14.1%)		(3,748,598)
NET ASSETS — 100.0%		$26,674,569

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Amount represents shares owned of the fund.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $1,454,420. Collateralized by a U.S. Government Agency obligation with a rate of 8.125%, maturity date of 12/25/2028, and an aggregate market value, including accrued interest, of $1,526,992.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments

April 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 96.2%
COMMON STOCK — 96.2%
Aerospace & Defense — 4.3%
Ducommun, Inc.(a)	92,739	$2,644,917
Kaman Corp.	95,980	2,380,304
		5,025,221
Apparel — 2.2%
Maidenform Brands, Inc.(a)	127,914	2,608,166
Banks — 11.0%
Bancorp, Inc. Wilmington DE(a)	83,183	2,007,206
Center Financial Corp.	68,736	1,124,521
Community Bancorp/NV(a)	71,824	2,205,715
PrivateBancorp, Inc.(b)	34,785	1,141,992
Smithtown Bancorp, Inc.(b)	77,855	1,768,866
Sterling Financial Corp.(b)	61,591	1,815,703
UCBH Holdings, Inc.	68,880	1,237,085
Virginia Commerce Bancorp(a) (b)	74,513	1,397,117
		12,698,205
Beverages — 1.5%
Cott Corp.(a) (b)	110,831	1,794,354
Building Materials — 1.6%
US Concrete, Inc.(a) (b)	222,413	1,892,735
Chemicals — 1.1%
PolyOne Corp.(a)	202,712	1,329,791
Commercial Services — 3.8%
Deluxe Corp.	53,605	2,028,949
FTI Consulting, Inc.(a) (b)	64,837	2,384,056
		4,413,005
Diversified Financial — 6.5%
Asta Funding, Inc.(b)	27,031	1,182,066
CompuCredit Corp.(a) (b)	52,194	1,887,335
Penson Worldwide, Inc.(a)	85,699	2,298,447
Thomas Weisel Partners Group, Inc.(a) (b)	106,990	2,114,122
		7,481,970
Electrical Components & Equipment — 1.0%
C&D Technologies, Inc.(a) (b)	232,286	1,168,399
Electronics — 8.0%
Benchmark Electronics, Inc.(a) (b)	53,152	1,125,759

	Number of Shares	Market Value
LaBarge, Inc.(a)	171,500	$2,322,110
Nu Horizons Electronics Corp.(a) (b)	171,052	1,932,888
Paxar Corp.(a)	58,965	1,769,540
Watts Water Technologies, Inc. Cl. A	51,230	2,074,815
		9,225,112
Energy – Alternate Sources — 1.3%
Headwaters, Inc.(a) (b)	67,980	1,473,127
Entertainment — 3.2%
Century Casinos, Inc.(a) (b)	203,431	1,704,752
Steinway Musical Instruments, Inc.	63,555	2,008,338
		3,713,090
Foods — 3.7%
Nash Finch Co.(b)	64,027	2,495,132
United Natural Foods, Inc.(a) (b)	55,707	1,737,501
		4,232,633
Health Care – Services — 3.4%
Amedisys, Inc.(a) (b)	56,496	1,771,150
Res-Care, Inc.(a)	118,024	2,112,630
		3,883,780
Household Products — 3.8%
ACCO Brands Corp.(a)	89,800	2,137,240
Central Garden & Pet Co.(a) (b)	51,393	761,130
Central Garden and Pet Co. Cl. A(a)	102,786	1,471,895
		4,370,265
Insurance — 3.5%
Delphi Financial Group, Inc. Cl. A	51,299	2,190,467
ProAssurance Corp.(a) (b)	35,613	1,917,404
		4,107,871
Internet — 2.2%
1-800-Flowers.com, Inc. Cl. A(a)	310,372	2,510,909
Machinery – Diversified — 7.2%
Columbus McKinnon Corp.(a)	103,163	2,554,316
Hurco Companies Inc.(a)	36,156	1,594,841
Middleby Corp.(a) (b)	18,723	2,570,293
Wabtec Corp.	43,707	1,623,715
		8,343,165

	Number of Shares	Market Value
Oil & Gas — 1.4%
Berry Petroleum Co. Cl. A	47,404	$1,614,580
Oil & Gas Services — 1.2%
Basic Energy Services, Inc.(a)	53,331	1,378,606
Pharmaceuticals — 1.5%
Animal Health International, Inc.(a)	126,231	1,686,446
Real Estate Investment Trusts (REITS) — 2.9%
Anthracite Capital, Inc. REIT	139,140	1,614,024
Ashford Hospitality Trust	143,297	1,719,564
		3,333,588
Retail — 8.2%
Benihana, Inc. Cl. A(a)	46,581	1,362,028
Duckwall-Alco Stores, Inc.(a)	50,252	1,912,089
Movado Group, Inc.	79,105	2,604,137
Rush Enterprises, Inc. Cl. A(a)	81,300	1,691,040
Talbots, Inc.(b)	83,530	1,962,955
		9,532,249
Semiconductors — 1.9%
GSI Group, Inc.(a)	212,700	2,165,286
Software — 1.9%
Aspen Technology, Inc.(a)	160,990	2,186,244
Telecommunications — 5.5%
Comtech Telecommunications(a) (b)	57,943	2,193,142
Powerwave Technologies, Inc.(a) (b)	269,200	1,677,116
Premiere Global Services, Inc.(a)	203,025	2,470,814
		6,341,072
Textiles — 1.0%
Dixie Group, Inc.(a)	92,552	1,142,092
Transportation — 1.4%
Vitran Corp., Inc.(a)	83,495	1,672,405
TOTAL EQUITIES (Cost $94,472,998)		111,324,366

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 34.4%
Cash Equivalents — 30.7%(d)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	$437,271	$437,271
American Beacon Money Market Fund(c)	1,427,675	1,427,675
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	1,093,188	1,093,188
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	546,594	546,594
Bank of America 5.270% 05/07/2007	546,594	546,594
Bank of America 5.270% 05/08/2007	546,594	546,594
Bank of America 5.270% 06/18/2007	273,297	273,297
Bank of America 5.270% 06/19/2007	273,297	273,297
Bank of America 5.310% 05/17/2007	163,978	163,978
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	491,934	491,934
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	163,978	163,978
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	437,275	437,275
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	327,956	327,956
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	218,638	218,638
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	546,594	546,594
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	109,319	109,319
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	109,319	109,319
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	109,319	109,319

	Principal Amount	Market Value
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	$437,275	$437,275
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	491,934	491,934
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	382,616	382,616
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	546,594	546,594
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	218,638	218,638
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	163,978	163,978
BGI Institutional Money Market Fund(c)	382,616	382,616
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	382,616	382,616
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	273,297	273,297
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	1,005,733	1,005,733
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	273,297	273,297
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	1,088,560	1,088,560
Den Danske Bank Commercial Paper 5.282% 05/23/2007	541,962	541,962
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	546,594	546,594
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	273,297	273,297
Dreyfus Cash Management Plus Money Market Fund(c)	327,956	327,956
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	546,594	546,594

	Principal Amount	Market Value
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	$327,956	$327,956
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	327,956	327,956
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	601,253	601,253
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	546,594	546,594
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	273,297	273,297
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	546,594	546,594
Freddie Mac Agency Discount Note 5.184% 06/25/2007	107,613	107,613
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)	63,474	63,474
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	437,275	437,275
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	655,913	655,913
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	546,594	546,594
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	1,060,392	1,060,392
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	819,891	819,891
Morgan Stanley & Co. Commercial Paper 5.320% 08/01/2007	491,934	491,934
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	273,297	273,297
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	327,956	327,956
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	710,572	710,572

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	$819,891	$819,891
Reserve Primary Money Market Fund(c)	1,038,528	1,038,528
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	874,550	874,550
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	163,978	163,978
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	218,638	218,638
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	437,275	437,275
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	655,913	655,913
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	382,616	382,616
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	437,275	437,275
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	273,297	273,297
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	327,956	327,956
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	273,297	273,297
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	327,956	327,956
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	437,275	437,275
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	25,756	25,756
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	710,572	710,572
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	54,659	54,659

	Principal Amount	Market Value
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	$1,093,188	$1,093,188
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	1,093,188	1,093,188
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	546,594	546,594
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	327,956	327,956
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	546,594	546,594
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	546,594	546,594
		35,438,484
Repurchase Agreements — 3.7%
Investors Bank & Trust Company Repurchase Agreement, dated 4/30/2007, 3.51%, due 5/1/2007(e)	4,303,244	4,303,244
TOTAL SHORT-TERM INVESTMENTS (Cost $39,741,728)		39,741,728
TOTAL INVESTMENTS — 130.6% (Cost $134,214,726)(f)		151,066,094
Other Assets/ (Liabilities) — (30.6%)		(35,371,312)
NET ASSETS — 100.0%		$115,694,782

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Amount represents shares owned of the fund.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $4,303,663. Collateralized by a U.S. Government Agency obligation with a rate of 7.875%, maturity date of 2/25/2028 and an aggregate market value, including accrued interest, of $4,518,406.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments

April 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.4%
COMMON STOCK — 99.4%
Advertising — 0.2%
Catalina Marketing Corp.	500	$15,850
Getty Images, Inc.(a)	1,300	67,600
Greenfield Online, Inc.(a)	300	4,908
inVentiv Health, Inc.(a)	1,300	49,335
RH Donnelley Corp.(a)	1,300	101,517
ValueVision Media, Inc. Cl. A(a)	100	1,131
		240,341
Aerospace & Defense — 0.9%
Aerovironment, Inc.(a)	900	19,260
Alliant Techsystems, Inc.(a) (b)	1,000	93,130
Armor Holdings, Inc.(a) (b)	1,900	135,850
Curtiss-Wright Corp.	3,000	129,270
Ducommun, Inc.(a)	200	5,704
Innovative Solutions & Support, Inc.(a)	700	18,998
K&F Industries Holdings, Inc.(a)	2,900	77,198
Kaman Corp.	1,100	27,280
Orbital Sciences Corp.(a)	15,300	319,311
Sequa Corp. Cl. A(a)	900	105,480
United Industrial Corp.	500	24,460
		955,941
Agriculture — 0.7%
Alliance One International, Inc.(a)	600	5,886
Delta & Pine Land Co.	4,200	173,208
Loews Corp. - Carolina Group	2,000	153,060
Universal Corp.	4,100	256,988
UST, Inc.(b)	3,200	181,376
		770,518
Airlines — 0.6%
Alaska Air Group, Inc.(a)	700	20,720
AMR Corp.(a)	5,800	151,322
Continental Airlines, Inc. Cl. B(a)	3,800	138,928
ExpressJet Holdings, Inc.(a)	1,300	7,761
Pinnacle Airlines Corp.(a)	1,600	26,192
Republic Airways Holdings, Inc.(a)	3,600	76,536
SkyWest, Inc.	7,600	206,796
		628,255

	Number of Shares	Market Value
Apparel — 1.7%
Cherokee, Inc.	300	$13,776
Columbia Sportswear Co.	1,600	100,160
Deckers Outdoor Corp.(a)	2,400	181,752
The Gymboree Corp.(a)	7,800	297,804
Hanesbrands, Inc.(a)	3,000	79,770
Kellwood Co.(b)	7,300	205,714
Liz Claiborne, Inc.	2,400	107,328
Maidenform Brands, Inc.(a)	1,900	38,741
Oxford Industries, Inc.	1,500	69,630
Perry Ellis International, Inc.(a)	1,300	43,160
Phillips-Van Heusen Corp.	1,700	95,030
Skechers U.S.A., Inc. Cl. A(a)	4,800	150,720
Steven Madden Ltd.	2,800	83,300
Stride Rite Corp.	1,200	16,920
Wolverine World Wide, Inc.	11,400	325,812
		1,809,617
Auto Manufacturers — 0.1%
Navistar International Corp.(a)	2,000	111,060
Wabash National Corp.	2,400	37,344
		148,404
Automotive & Parts — 1.3%
Accuride Corp.(a)	1,900	27,759
Aftermarket Technology Corp.(a)	1,400	38,682
American Axle & Manufacturing Holdings, Inc.	5,800	162,110
ArvinMeritor, Inc.(b)	14,700	303,555
Commercial Vehicle Group, Inc.(a)	400	7,864
Fuel Systems Solutions, Inc.(a)	600	10,140
The Goodyear Tire & Rubber Co.(a)	4,900	162,974
Lear Corp.(a)	3,700	135,864
Miller Industries, Inc.(a)	100	2,330
Modine Manufacturing Co.	2,800	64,764
Standard Motor Products, Inc.	1,500	27,495
Tenneco, Inc.(a)	12,300	368,385
		1,311,922
Banks — 1.2%
Amcore Financial, Inc.	500	14,305
BancorpSouth, Inc.	700	17,199

	Number of Shares	Market Value
Central Pacific Financial Corp.	1,500	$51,540
Chittenden Corp.	1,700	49,402
Citizens Banking Corp.	1,400	28,014
City Bank, Lynnwood, WA	200	6,242
City Holding Co.	1,000	37,970
The Colonial BancGroup, Inc.	1,800	43,308
Columbia Banking Systems, Inc.	600	18,210
Comerica, Inc.	2,500	154,775
Community Trust Bancorp, Inc.	100	3,326
Corus Bankshares, Inc.(b)	9,100	152,971
F.N.B. Corp.(b)	3,400	57,052
First Citizens BancShares, Inc. Cl. A	200	40,580
First Security Group Inc./Tn	300	3,309
FirstMerit Corp.	2,700	56,376
Frontier Financial Corp.(b)	1,400	34,790
Greater Bay Bancorp	4,000	103,160
Greene County Bancshares, Inc.	100	3,362
Hancock Holding Co.	1,000	39,120
Hanmi Financial Corp.	3,400	55,794
Huntington Bancshares, Inc.	3,100	68,758
International Bancshares Corp.	300	8,625
Intervest Bancshares Corp.(a)	700	17,822
ITLA Capital Corp.	100	5,091
National Penn Bancshares, Inc.	1,000	18,540
Oriental Financial Group, Inc.	100	1,157
Park National Corp.	200	17,754
Porter Bancorp, Inc.	400	9,416
Preferred Bank/Los Angeles, CA	600	21,960
Provident Bankshares Corp.	600	19,224
Republic Bancorp, Inc. Cl. A	315	5,761
Southwest Bancorp, Inc.	400	9,800
Sterling Financial Corp.(b)	500	14,740
SVB Financial Group(a)	700	35,854
Taylor Capital Group, Inc.	100	2,974
UMB Financial Corp.	900	35,208
Umpqua Holdings Corp.	100	2,494
United Community Banks, Inc.	200	5,912

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Vineyard National Bancorp Co.(b)	100	$2,288
West Coast Bancorp	100	3,107
Zions Bancorp	300	24,540
		1,301,830
Beverages — 0.3%
Boston Beer Co., Inc. Cl. A(a)	900	28,989
Molson Coors Brewing Co. Cl. B	1,500	141,420
National Beverage Corp.(a)	1,000	15,560
The Pepsi Bottling Group, Inc.	4,000	131,240
		317,209
Biotechnology — 0.5%
Acorda Therapeutics, Inc.(a)	400	9,912
Alexion Pharmaceuticals, Inc.(a) (b)	900	37,674
BioMimetic Therapeutics, Inc.(a)	2,200	41,228
Bio-Rad Laboratories, Inc. Cl. A(a)	500	35,385
Celera Genomics Group - Applera Corp.(a)	500	7,000
Charles River Laboratories International, Inc.(a)	500	23,680
Immunomedics, Inc.(a) (b)	4,600	24,196
Integra LifeSciences Holdings Corp.(a)	900	41,013
Invitrogen Corp.(a)	1,900	124,393
Maxygen, Inc.(a)	200	2,146
Omrix Biopharmaceuticals, Inc.(a)	600	21,300
Regeneron Pharmaceuticals, Inc.(a)	3,600	97,920
Savient Pharmaceuticals, Inc.(a)	2,000	23,000
		488,847
Building Materials — 0.4%
Apogee Enterprises, Inc.	1,000	24,080
Builders FirstSource, Inc.(a)	1,700	27,421
Comfort Systems USA, Inc.	3,000	37,470
Genlyte Group, Inc.(a)	100	7,801
Gibraltar Industries, Inc.	200	4,460
Goodman Global, Inc.(a)	1,400	26,110
Lennox International, Inc.	2,800	94,668
Universal Forest Products, Inc.(b)	4,000	185,840
		407,850

	Number of Shares	Market Value
Chemicals — 3.6%
Albemarle Corp.	2,900	$123,105
Arch Chemicals, Inc.	1,100	33,242
Ashland, Inc.	1,100	65,945
Cabot Corp.	2,500	113,250
Celanese Corp. Cl. A	2,200	72,974
CF Industries Holdings, Inc.(b)	5,200	206,388
Ferro Corp.	4,000	83,240
W.R. Grace & Co.(a)	14,800	393,680
H.B. Fuller Co.	8,200	209,674
Hercules, Inc.(a)	12,700	239,268
Innophos Holdings, Inc.	2,100	34,671
Innospec, Inc.	700	37,583
International Flavors & Fragrances, Inc.	1,900	92,473
Landec Corp.(a)	2,000	25,420
The Lubrizol Corp.	2,400	143,856
Lyondell Chemical Co.	5,100	158,712
Minerals Technologies, Inc.	400	25,448
NewMarket Corp.	3,100	146,103
OM Group, Inc.(a)	1,800	94,554
Pioneer Cos., Inc.(a)	1,500	43,650
PolyOne Corp.(a)	11,300	74,128
Rockwood Holdings, Inc.(a)	5,600	171,920
Schulman (A.), Inc.	200	4,632
Sensient Technologies Corp.(b)	11,000	287,980
The Sherwin-Williams Co.	2,500	159,425
Spartech Corp.	9,200	258,152
Stepan Co.	400	11,456
Terra Industries, Inc.(a) (b)	6,200	109,368
Tronox, Inc. Cl. A(b)	3,600	50,868
Tronox, Inc. Cl. B	400	5,548
UAP Holding Corp.	9,000	249,030
Valhi, Inc.	500	8,390
The Valspar Corp.	2,300	62,192
		3,796,325
Coal — 0.0%
Alpha Natural Resources, Inc.(a)	2,400	41,688
Commercial Services — 8.2%
ABM Industries, Inc.	9,400	264,516
Administaff, Inc.	6,400	212,416
AerCap Holdings NV(a)	1,100	32,087
Alliance Data Systems Corp.(a) (b)	400	25,464
Arbitron, Inc.	4,500	221,760
Avis Budget Group, Inc.(a)	4,300	120,959
Bowne & Co., Inc.	1,700	28,356
Bright Horizons Family Solutions, Inc.(a)	100	3,862

	Number of Shares	Market Value
CBIZ, Inc.(a)	2,200	$15,312
CDI Corp.	1,500	44,430
Central Parking Corp.	1,600	35,808
Cenveo, Inc.(a)	8,800	225,720
Chemed Corp.	6,500	326,950
Coinstar, Inc.(a)	7,000	217,630
Consolidated Graphics, Inc.(a)	3,700	278,425
Convergys Corp.(a)	5,000	126,300
Corinthian Colleges, Inc.(a) (b)	3,800	52,554
Cornell Cos., Inc.(a)	600	14,352
Corrections Corp. of America(a)	700	39,760
CorVel Corp.(a)	1,200	32,628
CPI Corp.	600	34,506
Cross Country Healthcare, Inc.(a)	2,200	43,318
Deluxe Corp.	10,300	389,855
DeVry, Inc.	11,800	389,282
Diamond Management & Technology Consultants, Inc.	2,700	30,618
Dollar Thrifty Automotive Group, Inc.(a)	4,100	192,208
Donnelley (R.R.) & Sons Co.	4,200	168,840
DynCorp International, Inc.(a)	2,800	42,000
Emergency Medical Services Corp. Cl. A(a)	2,700	90,396
Exponent, Inc.(a)	1,900	40,185
First Consulting Group, Inc.(a)	1,200	11,940
Forrester Research, Inc.(a)	1,700	43,826
FTI Consulting, Inc.(a)	2,100	77,217
Gartner Group, Inc.(a)	1,600	40,368
Healthcare Services Group, Inc.	1,700	47,600
Healthspring, Inc.(a)	10,300	242,256
Heidrick & Struggles International, Inc.(a)	3,600	169,848
Integrated Electrical Services, Inc.(a)	800	19,088
ITT Educational Services, Inc.(a)	1,400	136,094
Jackson Hewitt Tax Service, Inc.	6,400	176,512
Kelly Services, Inc. Cl. A	2,000	57,400
Kforce, Inc.(a)	500	6,865
Korn/Ferry International(a)	12,800	301,696
Labor Ready, Inc.(a)	13,400	290,780
Landauer, Inc.	200	9,380
Live Nation, Inc.(a)	9,000	182,610
Macquarie Infrastructure Co. Trust(b)	1,400	59,612

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Manpower, Inc.	2,100	$168,525
McGrath Rentcorp	200	6,030
Midas, Inc.(a)	1,400	30,590
Monro Muffler, Inc.	300	10,500
MPS Group, Inc.(a)	19,300	264,217
On Assignment, Inc.(a)	1,900	21,242
PAREXEL International Corp.(a)	1,900	74,632
PharmaNet Development Group, Inc.(a)	1,800	49,122
PHH Corp.(a)	6,400	195,200
Pre-Paid Legal Services, Inc.(a) (b)	900	51,345
Rent-A-Center, Inc.(a) (b)	12,900	359,136
Resources Connection, Inc.(a)	1,800	54,306
Rollins, Inc.	2,600	59,982
SAIC, Inc.(a)	900	16,461
Service Corp. International	6,200	75,330
Sotheby's	2,200	113,564
Spherion Corp.(a)	5,400	46,170
Steiner Leisure Ltd.(a)	1,900	92,112
Stewart Enterprises, Inc. Cl. A	12,300	92,496
Strayer Education, Inc.(b)	2,100	261,114
Team, Inc.(a)	900	30,978
The Geo Group, Inc.(a)	1,500	76,800
Vertrue, Inc.(a)	700	33,124
Viad Corp.	6,800	277,712
Volt Information Sciences, Inc.(a)	5,650	144,414
Watson Wyatt Worldwide, Inc. Cl. A	7,200	339,336
		8,558,027
Computers — 3.4%
Agilysys, Inc.	2,400	50,472
Ansoft Corp.(a)	3,100	100,099
The BISYS Group, Inc.(a)	18,800	217,516
Brocade Communications Systems, Inc.(a)	14,700	143,619
Cadence Design Systems, Inc.(a)	7,300	162,060
Ceridian Corp.(a)	800	27,008
Ciber, Inc.(a)	5,000	40,750
Computer Sciences Corp.(a)	3,300	183,282
COMSYS IT Partners, Inc.(a)	3,100	70,556
Covansys Corp.(a)	7,300	243,820
Cray, Inc.(a)	2,300	28,635
Diebold, Inc.(b)	2,300	109,641
DST Systems, Inc.(a)	1,200	93,660
Electronics for Imaging, Inc.(a)	6,600	176,022

	Number of Shares	Market Value
IHS, Inc. Cl. A(a)	2,500	$103,350
Imation Corp.	2,100	77,511
Jack Henry & Associates, Inc.	4,200	99,750
Kronos, Inc.(a)	2,900	158,253
Lexmark International, Inc. Cl. A(a)	2,000	109,000
Magma Design Automation, Inc.(a)	1,600	21,968
Manhattan Associates, Inc.(a)	5,000	144,600
Mentor Graphics Corp.(a)	19,400	313,892
MICROS Systems, Inc.(a)	2,300	126,040
MTS Systems Corp.	1,200	51,012
Perot Systems Corp. Cl. A(a)	14,100	252,390
RadiSys Corp.(a)	700	10,612
Silicon Storage Technology, Inc.(a)	9,000	37,080
Stratasys, Inc.(a)	100	4,753
SYKES Enterprises, Inc.(a)	3,800	70,148
Synopsys, Inc.(a)	5,200	143,832
Syntel, Inc.	1,800	63,108
Tyler Technologies, Inc.(a)	3,600	43,020
Western Digital Corp.(a)	3,700	65,416
		3,542,875
Computers & Information — 0.0%
Tech Data Corp.(a)	900	31,986
Cosmetics & Personal Care — 0.5%
Alberto-Culver Co.	4,800	116,592
Chattem, Inc.(a) (b)	4,900	279,986
Elizabeth Arden, Inc.(a)	1,600	36,016
The Estee Lauder Cos., Inc. Cl. A	2,200	113,124
		545,718
Diversified Financial — 2.0%
Advanta Corp. Cl. B	5,300	242,846
AmeriCredit Corp.(a) (b)	5,200	131,196
Asset Acceptance Capital Corp.(a)	400	7,368
Asta Funding, Inc.(b)	1,400	61,222
Cohen & Steers, Inc.	3,100	159,061
Credit Acceptance Corp.(a)	200	5,368
FCStone Group, Inc.(a)	400	18,024
Federal Agricultural Mortgage Corp. Cl. C	900	24,642
The First Marblehead Corp.(b)	2,000	72,500
Friedman, Billings, Ramsey Group, Inc. Cl. A	500	2,775
GAMCO Investors, Inc. Cl. A	400	18,248
International Securities Exchange Holdings, Inc.	6,700	446,823

	Number of Shares	Market Value
Janus Capital Group, Inc.	5,800	$145,116
Knight Capital Group, Inc. Cl. A(a)	11,600	187,920
MarketAxess Holdings, Inc.(a)	700	11,466
Ocwen Financial Corp.(a) (b)	7,300	104,098
Piper Jaffray Cos.(a)	4,600	293,526
SWS Group, Inc.	2,000	51,980
World Acceptance Corp.(a)	3,600	154,548
		2,138,727
Electric — 2.0%
Allete, Inc.(b)	1,500	72,615
Alliant Energy Corp.	1,000	43,800
Avista Corp.	12,000	283,080
Black Hills Corp.(b)	3,500	139,335
CenterPoint Energy, Inc.	8,200	154,406
Central Vermont Public Service Corp.	200	6,440
CH Energy Group, Inc.	800	38,384
Cleco Corp.	2,400	67,344
DTE Energy Co.	800	40,472
El Paso Electric Co.(a)	7,700	203,280
Energy East Corp.	1,200	29,064
Idacorp, Inc.	5,400	186,030
Mirant Corp.(a)	1,000	44,870
NRG Energy, Inc.(a)	1,800	142,128
Otter Tail Corp.	1,700	58,140
Pike Electric Corp.(a)	1,800	36,666
PNM Resources, Inc.	1,000	32,550
UIL Holdings Corp.	1,800	61,470
Unisource Energy Corp.	8,100	311,121
Westar Energy, Inc.	2,900	78,938
Xcel Energy, Inc.	4,800	115,632
		2,145,765
Electrical Components & Equipment — 1.2%
Advanced Energy Industries, Inc.(a)	11,700	286,650
Belden CDT, Inc.	4,500	251,460
Energizer Holdings, Inc.(a)	1,600	155,488
EnerSys(a)	2,900	47,241
General Cable Corp.(a) (b)	300	17,232
Graftech International Ltd.(a)	20,600	205,588
Greatbatch, Inc.(a)	1,500	43,545
Insteel Industries, Inc.	200	3,338
Lamson & Sessions Co. (The)(a)	1,100	27,808
Littelfuse, Inc.(a)	4,500	180,495
Powell Industries, Inc.(a)	100	3,149
Superior Essex, Inc.(a)	800	28,560
Vicor Corp.	1,500	16,080
		1,266,634

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Electronics — 3.2%
Analogic Corp.	500	$30,650
Arrow Electronics, Inc.(a)	1,900	75,088
Avnet, Inc.(a) (b)	3,700	151,330
AVX Corp.	2,300	38,272
Bel Fuse, Inc. Cl. A	900	31,590
Checkpoint Systems, Inc.(a)	800	17,592
CTS Corp.	3,500	45,780
Cubic Corp.	200	4,026
Cymer, Inc.(a)	7,500	303,825
Dionex Corp.(a)	2,400	165,600
Dolby Laboratories, Inc. Cl. A(a)	2,200	77,924
Excel Technology, Inc.(a)	600	15,810
Faro Technologies, Inc.(a)	600	19,188
FEI Co.(a)	6,900	256,680
FLIR Systems, Inc.(a)	500	20,245
Gentex Corp.	6,600	117,480
II-VI, Inc.(a)	4,300	116,487
Itron, Inc.(a)	1,300	87,542
Kemet Corp.(a)	3,000	25,440
Methode Electronics, Inc.	3,000	45,240
Mettler-Toledo International, Inc.(a)	1,400	136,668
Newport Corp.(a)	2,600	40,794
Oyo Geospace Corp.(a)	300	22,443
Park Electrochemical Corp.	1,800	49,590
Paxar Corp.(a)	3,600	108,036
PerkinElmer, Inc.	4,300	104,060
Plexus Corp.(a)	2,600	54,496
Rofin-Sinar Technologies, Inc.(a)	4,400	291,632
Rogers Corp.(a)	1,400	63,476
Technitrol, Inc.	100	2,683
Thomas & Betts Corp.(a)	900	49,032
TTM Technologies, Inc.(a)	100	918
Varian, Inc.(a)	6,300	365,148
Vishay Intertechnology, Inc.(a)	1,700	28,305
Waters Corp.(a)	900	53,487
Woodward Governor Co.	6,100	301,035
Zygo Corp.(a)	1,200	19,212
		3,336,804
Energy – Alternate Sources — 0.0%
Comverge, Inc.(a)	670	14,371
MGP Ingredients, Inc.(b)	1,300	25,883
		40,254
Engineering & Construction — 1.3%
Chicago Bridge & Iron Co.	2,900	100,427
Dycom Industries, Inc.(a)	6,400	165,824
Emcor Group, Inc.(a)	5,900	369,871
Granite Construction, Inc.	1,900	114,456
Infrasource Services, Inc.(a)	10,800	360,504

	Number of Shares	Market Value
Insituform Technologies, Inc. Cl. A(a) (b)	400	$8,160
Jacobs Engineering Group, Inc.(a)	900	45,387
Perini Corp.(a)	3,400	144,840
Washington Group International, Inc.(a)	400	26,768
		1,336,237
Entertainment — 0.5%
Bally Technologies, Inc.(a)	5,600	131,040
Carmike Cinemas, Inc.	100	2,498
Dover Downs Gaming & Entertainment, Inc.	1,500	19,515
DreamWorks Animation SKG, Inc. Cl. A(a)	2,900	84,912
Empire Resorts, Inc.(a)	400	3,524
Pinnacle Entertainment, Inc.(a)	2,600	73,008
Speedway Motorsports, Inc.	100	3,880
Steinway Musical Instruments, Inc.	700	22,120
Vail Resorts, Inc.(a) (b)	2,500	142,550
		483,047
Environmental Controls — 1.0%
Calgon Carbon Corp.(a) (b)	1,800	14,238
Clean Harbors, Inc.(a)	1,800	83,736
Metal Management, Inc.	6,900	331,683
Mine Safety Appliances Co.	500	21,075
Nalco Holding Co.	4,800	127,584
Republic Services, Inc.	5,150	143,839
TETRA Technologies, Inc.(a)	12,700	264,414
Waste Connections, Inc.(a)	2,100	65,457
Waste Industries USA, Inc.	600	15,756
		1,067,782
Foods — 1.4%
Arden Group, Inc. Cl. A	200	26,958
Cal-Maine Foods, Inc.	1,200	16,224
Dean Foods Co.	3,300	120,219
Flowers Foods, Inc.	5,300	165,307
Hain Celestial Group, Inc.(a)	400	12,012
Imperial Sugar Co.(b)	1,500	44,640
Ingles Markets, Inc. Cl. A	2,200	79,112
J&J Snack Foods Corp.	700	27,279
The J.M. Smucker Co.	1,200	66,984
Nash Finch Co.(b)	1,300	50,661
Pathmark Stores, Inc.(a)	200	2,524
Performance Food Group Co.(a)	4,300	134,375
Premium Standard Farms, Inc.	1,700	36,856

	Number of Shares	Market Value
Ralcorp Holdings, Inc.(a)	5,000	$329,050
Seaboard Corp.	100	249,300
Spartan Stores, Inc.	1,500	38,640
Tyson Foods, Inc. Cl. A	4,700	98,512
Weis Markets, Inc.	100	4,304
Wild Oats Markets, Inc.(a)	500	9,015
		1,511,972
Forest Products & Paper — 0.8%
BlueLinx Holdings, Inc.	1,800	20,538
Bowater, Inc.(b)	5,800	126,962
Buckeye Technologies, Inc.(a)	3,500	44,345
Mercer International, Inc.(a)	1,900	23,294
Neenah Paper, Inc.	1,400	53,480
Rock-Tenn Co. Cl. A	9,000	344,340
Schweitzer-Mauduit International, Inc.	1,200	32,940
United Stationers, Inc.(a)	3,100	184,512
		830,411
Gas — 1.2%
Atmos Energy Corp.	2,800	88,816
Cascade Natural Gas Corp.	300	7,800
The Laclede Group, Inc.	800	25,112
New Jersey Resources Corp.	4,100	220,170
Nicor, Inc.(b)	2,300	117,852
NiSource, Inc.	5,200	127,868
Northwest Natural Gas Co.	2,600	132,106
Piedmont Natural Gas Co., Inc.	100	2,639
South Jersey Industries, Inc.	2,300	90,321
Southwest Gas Corp.	5,600	212,184
UGI Corp.	2,700	76,572
WGL Holdings, Inc.	4,100	138,744
		1,240,184
Hand & Machine Tools — 0.2%
Baldor Electric Co.	1,000	39,390
Regal-Beloit Corp.	1,700	78,404
The Stanley Works(b)	1,700	99,076
		216,870
Health Care – Products — 2.4%
Advanced Medical Optics, Inc.(a)	2,500	101,075
Biosite, Inc.(a)	3,000	277,500
Bruker BioSciences Corp.(a)	5,000	57,550
Cholestech Corp.(a)	400	7,752
CONMED Corp.(a)	3,100	93,992
Cutera, Inc.(a)	600	17,568
Dade Behring Holdings, Inc.	2,900	142,419
Datascope Corp.	500	18,525

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Edwards Lifesciences Corp.(a) (b)	2,400	$117,600
Hanger Orthopedic Group, Inc.(a)	500	5,960
Hologic, Inc.(a)	500	28,775
Immucor, Inc.(a)	11,500	375,245
Kinetic Concepts, Inc.(a) (b)	2,200	110,000
LCA-Vision, Inc.(b)	3,700	155,289
Mentor Corp.	3,600	140,076
Meridian Bioscience, Inc.	800	23,784
PSS World Medical, Inc.(a)	9,400	188,940
Quidel Corp.(a)	1,400	19,572
Steris Corp.	4,400	112,464
SurModics, Inc.(a) (b)	300	12,189
Thoratec Corp.(a)	900	17,658
Viasys Healthcare, Inc.(a)	3,800	121,676
West Pharmaceutical Services, Inc.	6,100	303,597
Zoll Medical Corp.(a)	600	14,502
		2,463,708
Health Care – Services — 2.2%
Air Methods Corp.(a)	800	22,008
Alliance Imaging, Inc.(a)	3,300	29,700
American Dental Partners, Inc.(a)	200	4,276
AMERIGROUP Corp.(a)	9,500	267,235
Apria Healthcare Group, Inc.(a)	9,700	307,878
Centene Corp.(a)	5,800	120,698
Community Health Systems, Inc.(a)	600	22,080
Coventry Health Care, Inc.(a)	2,800	161,924
Genesis HealthCare Corp.(a)	1,000	64,000
Health Net, Inc.(a)	1,800	97,308
Healthways, Inc.(a)	1,600	67,872
Humana, Inc.(a)	2,700	170,748
Kindred Healthcare, Inc.(a)	8,800	307,296
Laboratory Corp. of America Holdings(a) (b)	2,000	157,880
Magellan Health Services, Inc.(a)	1,700	72,930
Manor Care, Inc.	600	38,934
Medcath Corp.(a)	1,500	44,580
Molina Healthcare, Inc.(a)	5,900	178,298
National Healthcare Corp.	300	15,393
Odyssey Healthcare, Inc.(a)	1,000	13,340
Sierra Health Services, Inc.(a)	500	20,710
Sunrise Senior Living, Inc.(a) (b)	1,000	38,290
WellCare Health Plans, Inc.(a)	1,300	104,767
		2,328,145

	Number of Shares	Market Value
Holding Company – Diversified — 0.0%
Resource America, Inc. Cl. A	500	$11,055
Home Builders — 0.3%
AMREP Corp.(b)	300	18,078
Monaco Coach Corp.	2,100	32,193
The Ryland Group, Inc.(b)	1,400	62,020
Winnebago Industries, Inc.(b)	4,500	144,270
		256,561
Home Furnishing — 0.6%
American Woodmark Corp.(b)	1,100	37,961
Ethan Allen Interiors, Inc.	1,100	38,830
Hooker Furniture Corp.	200	4,406
Kimball International, Inc. Cl. B	7,400	133,200
La-Z-Boy, Inc.(b)	2,700	31,563
Stanley Furniture Co., Inc.	1,000	21,640
Tempur-Pedic International, Inc.(b)	14,000	363,580
Universal Electronics, Inc.(a)	200	5,660
		636,840
Household Products — 1.6%
ACCO Brands Corp.(a)	8,700	207,060
American Greetings Corp. Cl. A(b)	10,400	264,680
Avery Dennison Corp.	1,000	62,200
Blyth, Inc.	6,400	167,040
The Clorox Co.	2,600	174,408
CSS Industries, Inc.	400	15,960
Ennis, Inc.	2,300	56,235
Fossil, Inc.(a)	3,800	107,046
Helen of Troy Ltd.(a)	700	15,890
John H. Harland Co.	6,000	315,600
Playtex Products, Inc.(a)	7,400	112,628
Prestige Brands Holdings, Inc.(a)	800	10,408
Tupperware Brands Corp.	6,200	174,344
WD-40 Co.	200	6,916
		1,690,415
Housewares — 0.3%
Newell Rubbermaid, Inc.	3,500	107,345
The Toro Co.	3,700	185,925
		293,270
Industrial – Distribution — 0.2%
Grainger (W.W.), Inc.	1,900	156,978
Insurance — 6.0%
Affirmative Insurance Holdings, Inc.	600	9,738

	Number of Shares	Market Value
Alfa Corp.	400	$7,176
Allied World Assurance Holdings Ltd.	600	26,592
Ambac Financial Group, Inc.(b)	2,100	192,780
American Equity Investment Life Holding Co.(b)	3,000	40,950
American Financial Group, Inc.	2,850	100,520
American Physicians Capital, Inc.(a)	1,300	51,402
Amerisafe, Inc.(a)	1,300	26,169
Amtrust Financial Services, Inc.(b)	400	4,788
Arch Capital Group Ltd.(a)	300	21,846
Argonaut Group, Inc.(a)	4,600	154,606
Aspen Insurance Holdings Ltd.	1,700	45,067
Assurant, Inc.	3,000	172,590
Assured Guaranty, Ltd.	1,300	36,673
Bristol West Holdings, Inc.	1,800	39,888
CNA Surety Corp.(a)	3,700	76,368
The Commerce Group, Inc.	3,500	114,135
Darwin Professional Underwriters, Inc.(a)	700	18,172
Delphi Financial Group, Inc. Cl. A	7,900	337,330
Donegal Group, Inc. Cl. A	800	12,136
EMC Insurance Group, Inc.	700	17,570
FBL Financial Group, Inc. Cl. A	1,500	58,110
Fidelity National Financial, Inc.	5,300	135,097
First American Corp.	2,400	123,600
FPIC Insurance Group, Inc.(a)	1,100	50,666
Great American Financial Resources, Inc.	200	4,898
The Hanover Insurance Group, Inc.	1,300	59,748
Harleysville Group, Inc.	3,100	94,674
Hilb, Rogal & Hobbs Co.	4,100	178,145
Horace Mann Educators Corp.	6,200	130,448
Infinity Property & Casualty Corp.	4,300	199,993
IPC Holdings Ltd.	4,200	125,916
Landamerica Financial Group, Inc.(b)	4,100	329,435
Markel Corp.(a)	100	45,891
Max Re Capital Ltd.	1,100	29,480
MBIA, Inc.	2,200	153,032
Meadowbrook Insurance Group, Inc.(a)	3,600	39,996

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
MGIC Investment Corp.(b)	1,500	$92,415
The Midland Co.	700	30,723
Montpelier Re Holdings, Ltd.	1,400	25,564
National Western Life Insurance Co. Cl. A	200	53,540
Nationwide Financial Services, Inc. Cl. A	2,200	125,686
Navigators Group, Inc.(a)	100	5,109
NYMAGIC, Inc.	400	16,380
Odyssey Re Holdings Corp.	1,600	67,040
Ohio Casualty Corp.	11,400	360,696
Old Republic International Corp.	3,000	63,810
OneBeacon Insurance Group Ltd.	500	12,175
PartnerRe Ltd.	1,300	93,626
Philadelphia Consolidated Holding Corp.(a)	1,000	43,400
The Phoenix Companies, Inc.	14,500	216,050
Platinum Underwriters Holdings Ltd.	1,400	47,908
The PMI Group, Inc.	2,800	135,716
Presidential Life Corp.	300	5,703
ProAssurance Corp.(a) (b)	2,100	113,064
Procentury Corp.	1,900	43,016
PXRE Group Ltd.(a)	700	3,346
Radian Group, Inc.	1,700	98,787
Reinsurance Group of America, Inc.	1,600	99,696
RenaissanceRe Holdings Ltd.	300	16,245
RLI Corp.	4,200	233,898
Safeco Corp.	2,400	160,176
Safety Insurance Group, Inc.	1,000	40,060
SeaBright Insurance Holdings(a)	1,800	33,426
Security Capital Assurance Ltd.	300	9,630
Selective Insurance Group	4,900	127,792
State Auto Financial Corp.	2,000	60,100
Tower Group, Inc.	1,100	33,759
Transatlantic Holdings, Inc.	200	13,898
Triad Guaranty, Inc.(a)	700	30,947
United America Indemnity Ltd. Cl. A(a)	4,600	114,908
United Fire & Casualty Co.	800	29,400
Universal American Financial Corp.(a)	600	11,136
USI Holdings Corp.(a)	300	5,082
Willis Group Holdings Ltd.	1,200	49,224
Zenith National Insurance Corp.	6,500	300,625
		6,289,381

	Number of Shares	Market Value
Internet — 3.4%
1-800-Flowers.com, Inc. Cl. A(a)	1,400	$11,326
Asiainfo Holdings, Inc.(a)	2,600	19,994
Audible, Inc.(a)	300	2,883
Authorize.Net Holdings, Inc.	3,400	59,976
Blue Nile, Inc.(a) (b)	1,100	51,766
Chordiant Software, Inc.(a)	900	11,907
CMGI, Inc.(a)	58,400	122,640
Cogent Communications Group, Inc.(a)	9,100	231,686
DealerTrack Holdings, Inc.(a)	1,000	33,000
Digital River, Inc.(a)	600	35,118
EarthLink, Inc.(a)	21,700	166,222
Emdeon Corp.(a)	4,300	69,402
Expedia, Inc.(a)	5,916	139,736
FTD Group, Inc.	2,300	41,055
Global Sources, Ltd.(a)	200	3,420
GSI Commerce, Inc.(a)	3,000	66,300
Harris Interactive, Inc.(a)	5,200	31,304
i2 Technologies, Inc.(a) (b)	1,400	35,644
Internet Capital Group, Inc.(a)	500	5,985
Interwoven, Inc.(a)	3,900	59,553
j2 Global Communications, Inc.(a)	5,200	149,552
McAfee, Inc.(a)	4,600	149,454
NetFlix, Inc.(a) (b)	100	2,217
NIC, Inc.	100	568
Priceline.com, Inc.(a) (b)	5,800	322,712
S1 Corp.(a)	5,000	32,500
Safeguard Scientifics, Inc.(a)	2,100	6,321
Secure Computing Corp.(a)	900	7,290
SonicWALL, Inc.(a)	4,000	32,640
Sourcefire, Inc.(a)	400	4,788
TheStreet.Com, Inc.	3,300	33,330
TIBCO Software, Inc.(a)	38,200	348,384
Travelzoo, Inc.(a) (b)	1,200	33,312
The TriZetto Group, Inc.(a)	200	3,896
United Online, Inc.	20,400	294,372
Valueclick, Inc.(a)	5,200	148,720
Vasco Data Security International, Inc.(a)	200	4,278
VeriSign, Inc.(a)	5,400	147,690
Vignette Corp.(a)	2,700	50,004
WebEx Communications, Inc.(a)	7,200	408,528
Websense, Inc.(a)	6,500	160,615
		3,540,088
Investment Companies — 0.1%
Apollo Investment Corp.	1,500	32,955
Ares Capital Corp.	2,800	50,288

	Number of Shares	Market Value
MCG Capital Corp.	2,100	$37,002
Technology Investment Capital Corp.	100	1,691
		121,936
Iron & Steel — 1.0%
AK Steel Holding Corp.(a)	5,400	164,808
Chaparral Steel Co.	3,400	239,700
Cleveland-Cliffs, Inc.(b)	3,600	249,444
Schnitzer Steel Industries, Inc. Cl. A	4,900	254,359
Shiloh Industries, Inc.	500	5,190
Steel Dynamics, Inc.	2,900	128,499
Steel Technologies, Inc.	100	2,994
Universal Stainless & Alloy(a)	400	17,816
		1,062,810
Leisure Time — 0.2%
Ambassadors Group, Inc.	1,300	43,576
Brunswick Corp.	500	16,380
K2, Inc.(a)	1,000	15,090
Nautilus, Inc.	3,000	41,430
Polaris Industries, Inc.(b)	1,000	50,530
Town Sports International Holdings, Inc.(a)	600	13,674
WMS Industries, Inc.(a)	950	37,867
		218,547
Lodging — 0.2%
Ameristar Casinos, Inc.	3,100	94,116
Monarch Casino & Resort, Inc.(a)	1,500	40,005
Wyndham Worldwide Corp.(a)	3,500	121,100
		255,221
Machinery – Construction & Mining — 0.2%
Astec Industries, Inc.(a)	1,000	40,700
Terex Corp.(a)	1,500	116,775
		157,475
Machinery – Diversified — 2.1%
Applied Industrial Technologies, Inc.	8,300	223,021
Briggs & Stratton Corp.(b)	900	26,703
Cascade Corp.	800	49,576
Cognex Corp.	3,200	68,960
Cummins, Inc.	2,400	221,184
Gardner Denver, Inc.(a)	4,300	162,540
Gerber Scientific, Inc.(a)	600	6,006
Gorman-Rupp Co.	200	6,414
Hurco Companies, Inc.(a)	600	26,466
Intevac, Inc.(a)	2,700	65,637
Kadant, Inc.(a)	1,200	32,940

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Middleby Corp.(a)	1,600	$219,648
NACCO Industries, Inc. Cl. A	1,400	223,132
Nordson Corp.	4,600	210,818
Robbins & Myers, Inc.(b)	1,100	42,273
Sauer-Danfoss, Inc.	4,500	134,190
Tennant Co.	1,300	41,626
The Manitowoc Co., Inc.	1,000	68,230
Wabtec Corp.	9,500	352,925
		2,182,289
Manufacturing — 1.2%
Acuity Brands, Inc.	4,200	248,304
AptarGroup, Inc.	1,700	124,525
Ceradyne, Inc.(a) (b)	2,100	123,585
Clarcor, Inc.	500	15,770
Federal Signal Corp.	400	6,316
GenTek, Inc.(a)	700	22,932
Koppers Holdings, Inc.	1,300	37,622
Leggett & Platt, Inc.	2,300	54,096
Lydall, Inc.(a)	200	2,908
Myers Industries, Inc.	2,600	58,370
Pall Corp.	3,700	155,215
Parker Hannifin Corp.	500	46,070
PW Eagle, Inc.(b)	1,600	51,904
Reddy Ice Holdings, Inc.	1,600	46,864
SPX Corp.	1,900	134,672
Sturm,Ruger & Co., Inc.(a)	1,200	15,492
Teleflex, Inc.	500	35,915
Tredegar Corp.	4,600	107,502
		1,288,062
Media — 1.5%
Acacia Research - Acacia Technologies(a)	3,100	46,252
Belo Corp. Cl. A	3,100	59,737
Citadel Broadcasting Corp.	4,700	43,146
Cox Radio, Inc. Cl. A(a)	11,500	162,380
Cumulus Media, Inc. Cl. A(a) (b)	3,200	30,048
Entercom Communications Corp.	1,200	33,288
Entravision Communications Corp. Cl. A(a)	5,100	50,031
Gemstar-TV Guide International, Inc.(a)	13,200	58,608
Idearc, Inc.	4,000	139,000
Journal Communications, Inc. Cl. A	1,500	20,235
Lee Enterprises, Inc.	5,800	151,844
Lin TV Corp. Cl. A(a)	3,800	60,648
LodgeNet Entertainment Corp.(a)	1,100	37,488
Mediacom Communications Corp.(a)	9,200	79,396

	Number of Shares	Market Value
Meredith Corp.	1,400	$81,088
Scholastic Corp.(a)	3,900	120,393
Sinclair Broadcast Group, Inc. Cl. A	16,300	266,179
Tribune Co.	2,100	68,880
World Wrestling Entertainment, Inc.	3,000	51,030
		1,559,671
Metal Fabricate & Hardware — 1.1%
Ampco-Pittsburgh Corp.	1,200	43,224
Dynamic Materials Corp.(a)	300	9,912
Kaydon Corp.	6,200	294,686
Mueller Industries, Inc.	2,400	78,720
Northwest Pipe Company(a)	200	7,150
Quanex Corp.	5,500	236,665
RBC Bearings, Inc.(a)	1,500	57,015
Sun Hydraulics Corp.	200	6,260
Valmont Industries, Inc.	5,000	314,400
Worthington Industries, Inc.(b)	5,200	115,700
		1,163,732
Mining — 1.3%
Amerigo Resources Ltd. CAD	11,700	32,295
Brush Engineered Materials, Inc.(a)	600	28,812
Century Aluminum Co.(a)	6,100	288,591
Compass Minerals International, Inc.	6,800	233,512
Dynatec Corp. CAD(a)	2,200	8,616
Golden Star Resources Ltd.(a) (b)	2,700	11,853
Hecla Mining Co.(a)	29,100	256,371
Inmet Mining Corp. CAD	200	12,100
LionOre Mining International Ltd. CAD(a)	3,200	53,656
Usec, Inc.(a)	19,700	397,349
		1,323,155
Office Equipment/Supplies — 0.5%
Global Imaging Systems, Inc.(a)	6,700	193,563
Ikon Office Solutions, Inc.	22,500	336,600
		530,163
Office Furnishings — 0.6%
Herman Miller, Inc.	2,400	82,584
HNI Corp.	300	12,522
Interface, Inc. Cl. A	10,500	176,925
Knoll, Inc.	11,100	257,742
Steelcase, Inc. Cl. A	5,300	103,456
		633,229

	Number of Shares	Market Value
Oil & Gas — 1.7%
Alon USA Energy, Inc.	1,700	$63,580
Atwood Oceanics, Inc.(a)	200	12,580
Berry Petroleum Co. Cl. A	2,600	88,556
Birchcliff Energy Ltd. CAD(a)	2,400	9,786
Capitol Energy Resources Ltd. CAD(a)	3,900	27,436
Celtic Exploration Ltd. CAD(a)	1,000	11,471
Delek US Holdings, Inc.	700	13,349
Delphi Energy Corp. CAD(a)	8,300	16,513
Ensign Energy Services, Inc. CAD	1,800	30,165
Frontier Oil Corp.	2,500	88,325
Galleon Energy, Inc. Cl. A CAD(a)	2,300	33,392
Giant Industries, Inc.(a)	200	14,994
Grey Wolf, Inc.(a) (b)	21,500	153,940
Holly Corp.	2,100	133,560
Kereco Energy Ltd. CAD(a)	1,500	9,141
Midnight Oil Exploration Ltd. CAD	3,800	6,306
Noble Energy, Inc.	1,200	70,572
Paramount Resources Ltd. Cl. A CAD(a)	2,900	63,024
Parker Drilling Co.(a)	10,000	108,600
Pearl Exploration and Production Ltd. CAD(a)	860	4,008
Petroleum Development Corp.(a)	700	36,400
Plains Exploration & Production Co.(a)	1,000	46,990
ProEx Energy Ltd. CAD(a)	1,200	15,153
Prospex Resources Ltd. CAD(a)	5,300	19,711
Real Resources, Inc. CAD(a)	1,100	9,128
Rosetta Resources, Inc.(a) (b)	1,400	30,114
Sound Energy Trust CAD	1,400	5,031
Sunoco, Inc.	2,200	166,166
Sure Energy, Inc. CAD(a)	400	384
Tesoro Corp.	1,400	169,680
Todco(a)	1,700	77,282
TUSK Energy Corp. CAD(a)	9,800	17,126
Western Refining, Inc.	5,000	198,100
		1,750,563
Oil & Gas Services — 1.2%
Basic Energy Services, Inc.(a)	100	2,585
Dawson Geophysical Co.(a)	600	30,840
Global Industries Ltd.(a)	5,000	103,800
Hydril(a)	1,700	164,594

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Input/Output, Inc.(a) (b)	10,400	$145,496
Leader Energy Services Ltd. CAD(a)	11,700	9,437
Lone Star Technologies, Inc.(a)	1,600	106,256
Markwest Hydrocarbon, Inc.	300	17,952
Matrix Service Co.(a)	1,900	46,360
NATCO Group, Inc. Cl. A(a)	1,500	57,300
North American Energy Partners, Inc.(a)	1,800	38,520
SEACOR Holdings, Inc.(a)	800	76,224
Superior Offshore International, Inc.(a) (b)	3,800	69,426
Technicoil Corp. CAD(a)	17,900	15,881
Tidewater, Inc.	2,300	145,383
Trican Well Service Ltd. CAD	1,400	29,509
Trico Marine Services, Inc.(a) (b)	1,400	54,194
Universal Compression Holdings, Inc.(a)	1,900	126,483
		1,240,240
Packaging & Containers — 0.8%
AEP Industries, Inc.(a)	700	29,792
Crown Holdings, Inc.(a)	4,900	118,433
Graphic Packaging Corp.(a)	1,500	7,695
Greif, Inc. Cl. A	2,900	161,240
Packaging Corp. of America	3,300	81,708
Pactiv Corp.(a)	4,400	152,152
Silgan Holdings, Inc.	2,400	137,712
Sonoco Products Co.	3,100	132,184
		820,916
Pharmaceuticals — 2.2%
Allos Therapeutics(a)	300	1,758
Alnylam Pharmaceuticals, Inc.(a)	200	3,754
Alpharma, Inc. Cl. A(b)	10,500	255,150
AmerisourceBergen Corp.	3,700	184,963
Animal Health International, Inc.(a)	100	1,336
Array Biopharma, Inc.(a)	700	9,765
Bradley Pharmaceuticals, Inc.(a) (b)	2,000	39,260
Cypress Bioscience, Inc.(a)	1,200	10,932
CytRx Corp.(a) (b)	3,400	14,042
Express Scripts, Inc.(a)	600	57,330
HealthExtras, Inc.(a)	1,500	46,425
Indevus Pharmacuticals, Inc.(a)	300	2,163
Isis Pharmaceuticals, Inc.(a) (b)	3,100	31,713
King Pharmaceuticals, Inc.(a)	5,300	108,385

	Number of Shares	Market Value
K-V Pharmaceutical Co. Cl. A(a)	4,900	$127,449
Mannatech, Inc.(b)	1,200	18,552
Medarex, Inc.(a) (b)	300	4,107
The Medicines Co.(a)	6,100	138,958
Medicis Pharmaceutical Corp. Cl. A(b)	1,500	45,600
MGI Pharma, Inc.(a) (b)	3,200	70,464
NBTY, Inc.(a)	3,500	172,935
Noven Pharmaceuticals, Inc.(a)	2,300	53,843
Pain Therapeutics, Inc.(a) (b)	300	2,331
Par Pharmaceutical Cos., Inc.(a)	3,200	86,176
Perrigo Co.	13,600	258,400
Pharmion Corp.(a)	500	15,145
Pozen, Inc.(a)	2,200	32,054
QLT, Inc.(a)	2,500	16,600
Sciele Pharma, Inc.(a) (b)	11,200	276,864
USANA Health Sciences, Inc.(a) (b)	1,400	55,776
ViroPharma, Inc.(a) (b)	12,900	194,532
		2,336,762
Pipelines — 0.2%
Copano Energy LLC(b)	2,000	78,120
Oneok, Inc.	3,200	154,912
		233,032
Real Estate — 0.2%
Avatar Holdings, Inc.(a) (b)	300	22,521
CB Richard Ellis Group, Inc. Cl. A(a)	800	27,080
HFF, Inc. Cl. A(a)	800	12,784
Jones Lang Lasalle, Inc.	1,100	118,239
Stratus Properties, Inc.(a)	300	10,986
WP Carey & Co. LLC, LP	600	20,550
		212,160
Real Estate Investment Trusts (REITS) — 3.5%
Acadia Realty Trust REIT	700	18,816
Agree Realty Corp. REIT	900	30,510
Alexandria Real Estate Equities, Inc. REIT(b)	800	84,680
American Home Mortgage Investment Corp. REIT(b)	400	9,912
Arbor Realty Trust, Inc. REIT	300	9,237
Ashford Hospitality Trust	2,400	28,800
Associated Estates Realty Corp. REIT	600	9,108
BioMed Realty Trust, Inc. REIT	1,800	51,678
Brandywine Realty Trust REIT	1,500	49,320

	Number of Shares	Market Value
Capital Trust Cl. A REIT	600	$28,422
CBL & Associates Properties, Inc. REIT	1,000	45,450
Cedar Shopping Centers Inc. REIT	800	12,776
Colonial Properties Trust REIT	1,500	74,415
Corporate Office Properties Trust REIT	1,200	56,532
Cousins Properties, Inc.	300	10,071
Crescent Real Estate Equities Co. REIT	1,100	22,561
DCT Industrial Trust, Inc. REITS(b)	3,600	40,428
DiamondRock Hospitality Co. REIT	5,800	106,082
Digital Realty Trust, Inc. REIT	1,800	72,810
Eastgroup Properties REIT	1,100	55,121
Entertainment Properties Trust REIT	1,200	72,504
Equity Inns, Inc. REIT	3,200	54,720
Equity Lifestyle Properties, Inc. REIT	600	32,562
Equity One, Inc. REIT	2,200	61,446
Extra Space Storage, Inc. REIT(b)	200	3,742
FelCor Lodging Trust, Inc.	3,600	91,908
First Industrial Realty Trust, Inc.	2,800	122,612
First Potomac Realty Trust REIT	100	2,581
Franklin Street Properties Corp. REIT(b)	200	3,610
Getty Realty Corp.	100	2,866
Glimcher Realty Trust REIT	900	24,309
Gramercy Capital Corp. REIT(b)	900	29,151
Health Care REIT, Inc.(b)	400	18,096
Healthcare Realty Trust, Inc.	1,300	44,278
Hersha Hospitality Trust REIT	700	8,316
Highland Hospitality Corp. REIT	3,200	60,960
Highwoods Properties, Inc.	2,500	101,950
Home Properties, Inc.	2,000	111,400
HRPT Properties Trust	1,000	12,240
Inland Real Estate Corp. REIT(b)	4,200	76,398
Innkeepers USA Trust	1,300	22,841
Kilroy Realty Corp.	600	45,558
Kite Realty Group Trust REIT	900	18,000
KKR Financial Corp. REIT	2,200	58,762

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
LaSalle Hotel Properties	2,000	$92,860
Lexington Realty Trust REIT(b)	1,500	31,335
Liberty Property Trust REIT	700	33,873
LTC Properties, Inc.	1,200	30,084
Mack-Cali Realty Corp.	700	34,279
Maguire Properties, Inc. REIT	1,500	54,045
Medical Properties Trust, Inc. REIT(b)	1,800	25,632
Mid-America Apartment Communities, Inc. REIT	1,200	64,740
National Health Investors, Inc. REIT	400	13,568
National Retail Properties, Inc. REIT(b)	3,200	76,640
Nationwide Health Properties, Inc. REIT	4,800	153,888
Newcastle Investment Corp. REIT	2,000	58,420
Omega Healthcare Investors, Inc. REIT	2,800	47,040
Parkway Properties, Inc. REIT	900	47,700
Pennsylvania REIT	1,900	88,274
Post Properties, Inc. REIT	900	42,183
PS Business Parks, Inc. REIT	900	62,010
RAIT Financial Trust	1,100	30,965
Ramco-Gershenson Properties Trust REIT	800	29,600
Realty Income Corp. REIT(b)	5,500	153,450
Redwood Trust, Inc.(b)	200	10,042
Saul Centers, Inc. REIT	300	15,576
Senior Housing Properties Trust	4,500	102,735
Sovran Self Storage Inc. REIT	1,000	55,260
Spirit Finance Corp. REIT	3,300	47,487
Strategic Hotels & Resorts, Inc. REIT	4,100	88,765
Sun Communities, Inc.(b)	100	2,976
Sunstone Hotel Investors, Inc. REIT	2,000	57,040
Tanger Factory Outlet Centers, Inc. REIT	1,600	64,864
UDR, Inc. REIT(b)	1,500	45,060
U-Store-It Trust REIT	900	16,569
Ventas, Inc.	700	29,512
Washington REIT	1,900	71,934
Winston Hotels, Inc. REIT	900	13,338
		3,689,283

	Number of Shares	Market Value
Retail — 8.5%
99 Cents Only Stores(a)	7,900	$112,970
A.C. Moore Arts & Crafts, Inc.(a)	400	8,212
Aeropostale, Inc.(a)	9,000	370,350
AFC Enterprises, Inc.(a)	1,900	36,119
American Eagle Outfitters, Inc.	4,600	135,562
AnnTaylor Stores Corp.(a)	1,400	53,872
Applebee's International, Inc.	6,000	163,080
Asbury Automotive Group, Inc.	8,400	241,668
AutoNation, Inc.(a)	600	12,264
AutoZone, Inc.(a)	1,200	159,648
Barnes & Noble, Inc.	1,000	39,530
bebe stores, Inc.	900	15,750
Big 5 Sporting Goods Corp.	500	12,800
Big Lots, Inc.(a)	5,800	186,760
Blockbuster, Inc. Cl. A(a) (b)	30,900	191,580
Bob Evans Farms, Inc.(b)	8,400	308,280
Books-A-Million, Inc.	1,900	31,692
Brinker International, Inc.	4,000	124,400
Brown Shoe Co., Inc.	7,650	206,397
The Buckle, Inc.	7,000	249,340
Buffalo Wild Wings, Inc.(a)	900	58,752
Casey's General Stores, Inc.	1,900	47,785
Cash America International, Inc.	5,600	241,696
Casual Male Retail Group, Inc.(a)	3,100	35,681
Cato Corp. Cl. A	2,000	43,220
CBRL Group, Inc.(b)	5,903	263,156
CEC Entertainment, Inc.(a)	5,900	245,853
Charlotte Russe Holding, Inc.(a)	1,300	35,529
Charming Shoppes, Inc.(a)	9,700	121,250
CKE Restaurants, Inc.	9,900	201,069
CSK Auto Corp.(a)	3,300	55,308
Darden Restaurants, Inc.	2,000	82,960
Denny's Corp.(a)	9,800	45,962
Dillards, Inc. Cl. A	3,300	114,279
Dollar Tree Stores, Inc.(a)	4,400	173,008
Domino's Pizza, Inc.	9,500	306,375
Dress Barn, Inc.(a)	11,300	224,983
DSW, Inc. Cl. A(a) (b)	6,300	244,188
EZCORP, Inc. Cl. A(a)	2,200	33,330
Family Dollar Stores, Inc.(b)	4,700	149,648
Fred's, Inc.(b)	2,500	36,100
Genesco, Inc.(a)	4,300	217,924
Group 1 Automotive, Inc.	1,600	65,600
Haverty Furniture Companies, Inc.	1,400	17,864

	Number of Shares	Market Value
IHOP Corp.	5,000	$294,600
Insight Enterprises, Inc.(a)	2,900	57,478
Jack in the Box, Inc.(a)	4,100	273,142
Jo-Ann Stores, Inc.(a)	1,900	56,905
Longs Drug Stores Corp.	2,700	147,798
Luby's, Inc.(a)	1,900	19,019
McCormick & Schmick's Seafood Restaurants, Inc.(a)	1,500	40,155
Men's Wearhouse, Inc.(b)	2,700	116,829
Movado Group, Inc.	1,200	39,504
O'Charley's, Inc.(a)	2,000	42,220
Office Depot, Inc.(a)	2,000	67,240
OfficeMax, Inc.	1,800	88,596
The Pantry, Inc.(a)	600	26,994
Papa John's International, Inc.(a)	700	21,497
Payless ShoeSource, Inc.(a)	6,100	194,590
PC Connection, Inc.(a)	1,700	21,811
The PEP Boys - Manny, Moe & Jack	2,600	48,490
RadioShack Corp.	4,800	139,536
Regis Corp.	7,200	275,256
Retail Ventures, Inc.(a)	700	14,266
Ross Stores, Inc.	4,200	139,230
Ruby Tuesday, Inc.	4,600	123,096
Rush Enterprises, Inc. Cl. A(a)	400	8,320
Saks, Inc.(b)	6,000	125,640
Sally Beauty Co., Inc.(a)	9,100	89,362
School Specialty, Inc.(a)	200	6,596
Select Comfort Corp.(a) (b)	1,600	29,664
Shoe Carnival, Inc.(a)	1,700	53,448
Smart & Final, Inc.(a)	700	15,232
Sonic Automotive, Inc.	7,100	202,989
Stage Stores, Inc.(b)	5,550	122,378
Syms Corp.(a)	400	7,036
Systemax, Inc.(b)	1,500	25,545
Triarc Cos. Cl. B	300	4,881
Tween Brands, Inc.(a)	500	19,580
Wendy's International, Inc.	4,000	150,800
West Marine, Inc.(a) (b)	800	11,760
Wet Seal, Inc. Cl. A(a)	6,800	40,664
		8,883,941
Savings & Loans — 1.1%
Astoria Financial Corp.	2,900	77,024
Bankfinancial Corp.	200	3,180
Downey Financial Corp.(b)	1,400	93,730
First Financial Holdings, Inc.	200	6,774
First Niagara Financial Group, Inc.	16,400	223,040
FirstFed Financial Corp.(a) (b)	3,700	227,476

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Flagstar Bancorp, Inc.	2,200	$25,960
Franklin Bank Corp.(a) (b)	300	4,680
Hudson City Bancorp, Inc.	4,800	63,936
MAF Bancorp, Inc.	4,000	160,600
PFF Bancorp, Inc.	1,600	45,024
Provident Financial Services, Inc.	4,800	82,272
TierOne Corp.	1,200	29,148
Washington Federal, Inc.	1,900	45,049
Westfield Financial Inc.	800	8,080
WSFS Financial Corp.	400	25,804
		1,121,777
Semiconductors — 3.4%
Actel Corp.(a)	2,100	30,744
AMIS Holdings, Inc.(a)	11,300	131,080
Amkor Technology, Inc.(a)	19,600	274,204
Applied Micro Circuits Corp.(a)	9,100	25,571
Asyst Technologies, Inc.(a)	4,300	30,745
ATMI, Inc.(a) (b)	7,100	219,603
Axcelis Technologies, Inc.(a)	7,000	53,550
Brooks Automation, Inc.(a)	10,100	176,447
Cabot Microelectronics Corp.(a)	700	22,498
Cirrus Logic, Inc.(a)	1,900	15,732
Cohu, Inc.	200	4,116
Credence Systems Corp.(a)	3,200	11,872
Emulex Corp.(a)	5,300	111,194
Entegris, Inc.(a)	4,900	57,428
Exar Corp.(a)	2,000	26,960
Fairchild Semiconductor International, Inc.(a)	5,900	103,840
Hittite Microwave Corp.(a)	3,700	167,166
Integrated Device Technology, Inc.(a)	1,400	20,972
IPG Photonics Corp.(a)	500	9,095
Kulicke & Soffa Industries, Inc.(a)	5,900	58,882
LTX Corp.(a)	6,800	40,528
Micrel, Inc.(a)	22,700	284,885
MIPS Technologies, Inc.(a)	400	3,432
MKS Instruments, Inc.(a)	11,100	299,145
National Semiconductor Corp.	2,600	68,380
Novellus Systems, Inc.(a)	3,900	126,243
ON Semiconductor Corp.(a)	13,200	141,372
Semtech Corp.(a)	200	2,884
Silicon Image, Inc.(a)	3,400	29,784
SiRF Technology Holdings, Inc.(a) (b)	1,900	46,094
Supertex, Inc.(a)	900	29,475
Teradyne, Inc.(a) (b)	6,700	116,915
Tessera Technologies, Inc.(a) (b)	5,700	243,903

	Number of Shares	Market Value
Triquint Semiconductor, Inc.(a)	2,300	$11,891
Varian Semiconductor Equipment Associates, Inc.(a)	2,400	159,264
Verigy Ltd.(a)	8,500	214,795
Xilinx, Inc.(b)	2,500	73,700
Zoran Corp.(a)	6,400	127,104
		3,571,493
Software — 3.4%
Actuate Corp.(a)	7,200	40,896
Acxiom Corp.	3,600	81,360
Advent Software, Inc.(a) (b)	2,700	90,612
American Reprographics Co.(a) (b)	100	3,320
Aspen Technology, Inc.(a)	7,400	100,492
Avid Technology, Inc.(a) (b)	900	29,925
Blackbaud, Inc.	9,700	214,176
BMC Software, Inc.(a)	5,100	165,087
Broadridge Financial Solutions, Inc.(a)	4,300	86,172
Cognos, Inc.(a)	2,100	90,531
Compuware Corp.(a)	12,900	127,323
CSG Systems International, Inc.(a)	11,500	307,970
Dendrite International, Inc.(a)	2,000	31,800
Digi International, Inc.(a)	900	11,475
Double-Take Software, Inc.(a)	100	1,677
Dun & Bradstreet Corp.	600	54,180
Epicor Software Corp.(a)	3,900	56,550
EPIQ Systems, Inc.(a)	100	2,363
Fair Isaac Corp.(b)	3,500	124,985
FalconStor Software, Inc.(a)	2,100	24,192
Fiserv, Inc.(a)	3,500	186,095
Glu Mobile, Inc.(a)	250	2,809
IMS Health, Inc.	2,600	76,258
infoUSA, Inc.	1,900	17,841
Interactive Intelligence, Inc.(a)	100	1,467
Inter-Tel, Inc.	200	5,044
INVESTools, Inc.(a)	4,800	65,424
JDA Software Group, Inc.(a)	200	3,560
Keane, Inc.(a)	2,900	40,658
ManTech International Corp. Cl. A(a)	5,100	156,468
MicroStrategy, Inc. Cl. A(a)	2,600	295,776
Omnicell, Inc.(a)	2,800	64,232
Open Text Corp.(a) (b)	8,700	200,274
OPNET Technologies, Inc.(a)	700	7,875
Parametric Technology Corp.(a)	4,400	78,188

	Number of Shares	Market Value
Phase Forward, Inc.(a)	2,000	$31,760
Quality Systems, Inc.(b)	2,400	97,128
Quest Software, Inc.(a)	7,300	124,173
SPSS, Inc.(a)	1,700	62,322
Sybase, Inc.(a)	4,900	118,531
SYNNEX Corp.(a)	800	15,640
THE9 Ltd. ADR (Cayman Islands)(a) (b)	2,500	102,275
Total System Services, Inc.(b)	2,900	90,074
Ultimate Software Group, Inc.(a)	900	24,840
VA Software Corp.(a)	900	3,267
Verint Systems, Inc.(a)	200	5,750
Wind River Systems, Inc.(a)	4,700	46,201
		3,569,016
Telecommunications — 4.7%
ADTRAN, Inc.	11,900	302,855
Aeroflex, Inc.(a)	2,400	33,696
Alaska Communications Systems Group, Inc.	3,700	58,830
Anaren, Inc.(a)	1,700	32,164
Arris Group, Inc.(a)	24,200	358,644
Aruba Networks, Inc.(a) (b)	700	9,569
Atheros Communications, Inc.(a) (b)	3,700	99,123
Atlantic Tele-Network, Inc.	300	7,572
Avaya, Inc.(a)	10,700	138,244
BigBand Networks, Inc.(a)	2,900	59,363
Cbeyond, Inc.(a)	5,200	180,856
C-COR, Inc.(a) (b)	3,900	48,048
Cellcom Israel Ltd.(a)	3,150	62,906
Centennial Communications Corp.(a)	1,600	13,328
CenturyTel, Inc.	3,200	147,360
Cincinnati Bell, Inc.(a)	63,500	321,945
Citizens Communications Co.	9,453	147,183
CommScope, Inc.(a)	5,800	270,570
Comtech Telecommunications(a) (b)	5,000	189,250
Consolidated Communications Holdings, Inc.(b)	2,200	43,758
CT Communications, Inc.	1,900	46,379
Ditech Networks, Inc.(a)	2,200	19,140
Dobson Communications Corp. Cl. A(a)	9,700	88,367
Embarq Corp.	3,200	192,128
EMS Technologies, Inc.(a)	1,600	30,048
Extreme Networks, Inc.(a)	7,800	31,902
Fairpoint Communications, Inc.	800	15,008

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Foundry Networks, Inc.(a)	3,700	$55,944
General Communication, Inc. Cl. A(a)	4,800	68,304
Golden Telecom, Inc.(b)	1,900	111,359
Harmonic, Inc.(a)	4,300	35,561
Hypercom Corp.(a)	4,400	25,564
InterDigital Communications Corp.(a)	9,800	322,224
Iowa Telecommunications Services, Inc.(b)	2,500	50,775
Knology, Inc.(a)	1,200	21,912
Loral Space & Communications(a)	900	43,173
MetroPCS Communications, Inc.(a) (b)	3,400	95,370
Netgear, Inc.(a)	3,500	117,635
Network Equipment Technologies, Inc.(a)	500	5,375
North Pittsburgh Systems, Inc.	500	10,380
Novatel Wireless, Inc.(a)	2,800	50,932
Oplink Communications, Inc.(a)	1,100	18,227
PAETEC Holding Corp.(a)	5,700	59,451
Polycom, Inc.(a)	4,600	153,180
Premiere Global Services, Inc.(a)	4,800	58,416
RF Micro Devices, Inc.(a) (b)	4,100	25,625
Savvis, Inc.(a)	300	15,471
Sonus Networks, Inc.(a)	23,300	180,109
Switch & Data Facilities Co., Inc.(a)	80	1,466
Telephone and Data Systems, Inc.	2,700	153,765
USA Mobility, Inc.	2,300	49,128
UTStarcom, Inc.(a) (b)	24,500	174,930
Viasat, Inc.(a)	2,700	92,610
		4,945,122
Textiles — 0.0%
Angelica Corp.	100	2,604
Unifirst Corp./MA	700	29,456
		32,060
Toys, Games & Hobbies — 0.5%
Hasbro, Inc.	4,600	145,406
JAKKS Pacific, Inc.(a) (b)	2,000	48,060
Marvel Entertainment, Inc.(a) (b)	4,700	138,791
Mattel, Inc.	6,400	181,120
RC2 Corp.(a)	1,100	43,846
Topps Co. (The), Inc.	200	1,982
		559,205

	Number of Shares	Market Value
Transportation — 2.6%
ABX Air, Inc.(a)	3,900	$25,428
American Commercial Lines, Inc.(a) (b)	1,700	50,099
Atlas Air Worldwide Holdings, Inc.(a)	1,200	69,024
Con-way, Inc.	2,300	125,649
EGL, Inc.(a)	2,500	99,200
Frontline Ltd.	2,200	83,138
Genco Shipping & Trading Ltd.	500	17,880
General Maritime Corp.	5,600	179,592
Gulfmark Offshore, Inc.(a)	4,200	201,180
Horizon Lines, Inc. Cl. A	7,300	248,273
Hub Group, Inc. Cl. A(a)	9,600	345,600
Kansas City Southern(a)	3,400	126,310
Knightsbridge Tankers Ltd.	400	11,664
Laidlaw International, Inc.	4,000	137,000
Landstar System, Inc.	1,500	72,465
OMI Corp.	9,000	261,630
Overseas Shipholding Group, Inc.	1,800	127,440
P.A.M. Transportation Services, Inc.(a)	300	5,721
Pacer International, Inc.	2,700	68,985
Saia, Inc.(a)	1,100	30,844
Ship Finance International Ltd.(b)	1,400	41,636
Swift Transportation Co., Inc.(a)	9,300	290,904
Teekay Shipping Corp.	1,100	65,615
YRC Worldwide, Inc.(a)	2,000	79,580
		2,764,857
Trucking & Leasing — 0.0%
TAL International Group, Inc.	100	2,501
TOTAL EQUITIES (Cost $98,121,226)		104,407,699
	Principal Amount
SHORT-TERM INVESTMENTS — 13.5%
Cash Equivalents — 12.4%(d)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	$160,515	160,515
American Beacon Money Market Fund(c)	524,067	524,067
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	401,284	401,284

	Principal Amount	Market Value
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	$200,642	$200,642
Bank of America 5.270% 05/07/2007	200,642	200,642
Bank of America 5.270% 05/08/2007	200,642	200,642
Bank of America 5.270% 06/18/2007	100,321	100,321
Bank of America 5.270% 06/19/2007	100,321	100,321
Bank of America 5.310% 05/17/2007	60,193	60,193
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	180,578	180,578
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	60,193	60,193
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	160,514	160,514
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	120,385	120,385
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	80,257	80,257
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	200,642	200,642
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	40,128	40,128
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	40,128	40,128
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	40,128	40,128
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	160,514	160,514
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	180,578	180,578
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	140,450	140,450
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	200,642	200,642

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	$80,257	$80,257
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	60,193	60,193
BGI Institutional Money Market Fund(c)	140,450	140,450
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	140,450	140,450
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	100,321	100,321
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	369,182	369,182
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	100,321	100,321
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	399,586	399,586
Den Danske Bank Commercial Paper 5.282% 05/23/2007	198,942	198,942
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	200,642	200,642
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	100,321	100,321
Dreyfus Cash Management Plus Money Market Fund(c)	120,385	120,385
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	200,642	200,642
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	120,385	120,385
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	120,385	120,385
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	220,706	220,706
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	200,642	200,642

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	$100,321	$100,321
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	200,642	200,642
Freddie Mac Agency Discount Note 5.184% 06/25/2007	39,502	39,502
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)	23,300	23,300
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	160,514	160,514
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	240,771	240,771
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	200,642	200,642
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	389,246	389,246
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	300,963	300,963
Morgan Stanley & Co. 5.320% 08/01/2007	180,578	180,578
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	100,321	100,321
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	120,385	120,385
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	260,835	260,835
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	300,963	300,963
Reserve Primary Money Market Fund(c)	381,220	381,220
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	321,027	321,027
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	60,193	60,193
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	80,257	80,257

	Principal Amount	Market Value
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	$160,514	$160,514
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	240,771	240,771
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	140,450	140,450
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	160,514	160,514
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	100,321	100,321
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	120,385	120,385
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	100,321	100,321
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	120,385	120,385
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	160,514	160,514
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	9,454	9,454
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	260,835	260,835
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	20,064	20,064
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	401,284	401,284
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	401,284	401,284
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	200,642	200,642
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	120,385	120,385
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	200,642	200,642

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	$200,642	$200,642
		13,008,661
Repurchase Agreements — 1.1%
Investors Bank & Trust Company Repurchase Agreement, dated 4/30/2007, 3.51%, due 5/1/2007(e)	1,208,516	1,208,516
TOTAL SHORT-TERM INVESTMENTS (Cost $14,217,177)		14,217,177
TOTAL INVESTMENTS — 112.9% (Cost $112,338,403)(f)		118,624,876
Other Assets/ (Liabilities) — (12.9%)		(13,595,460)
NET ASSETS — 100.0%		$105,029,416

Notes to Portfolio of Investments

CAD - Canadian Dollar

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Amount represents shares owned of the fund.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $1,208,634. Collateralized by a U.S. Government Agency obligation with a rate of 8.875%, maturity date of 9/25/2016, and an aggregate market value, including accrued interest, of $1,268,942.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments

April 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.2%
COMMON STOCK — 99.2%
Advertising — 0.2%
Catalina Marketing Corp.	2,956	$93,705
Getty Images, Inc.(a)	4,900	254,800
Greenfield Online, Inc.(a)	1,200	19,632
inVentiv Health, Inc.(a)	6,651	252,405
RH Donnelley Corp.(a)	5,000	390,450
ValueVision Media, Inc. Cl. A(a)	500	5,655
		1,016,647
Aerospace & Defense — 0.9%
Aerovironment, Inc.(a)	4,600	98,440
Alliant Techsystems, Inc.(a) (b)	4,100	381,833
Armor Holdings, Inc.(a) (b)	8,969	641,283
Curtiss-Wright Corp.	12,200	525,698
Ducommun, Inc.(a)	1,000	28,520
Innovative Solutions & Support, Inc.(a)	3,300	89,562
K&F Industries Holdings, Inc.(a)	13,700	364,694
Kaman Corp.	4,818	119,486
Orbital Sciences Corp.(a) (b)	65,561	1,368,258
Sequa Corp. Cl. A(a)	3,752	439,734
United Industrial Corp.(b)	2,230	109,092
		4,166,600
Agriculture — 0.7%
Delta & Pine Land Co.	21,227	875,401
Loews Corp. - Carolina Group	8,586	657,087
Universal Corp.	16,700	1,046,756
UST, Inc.(b)	14,200	804,856
		3,384,100
Airlines — 0.6%
Alaska Air Group, Inc.(a)	3,100	91,760
AMR Corp.(a) (b)	27,027	705,134
Continental Airlines, Inc. Cl. B(a) (b)	16,665	609,272
ExpressJet Holdings, Inc.(a)	5,595	33,402
Pinnacle Airlines Corp.(a)	7,200	117,864
Republic Airways Holdings, Inc.(a)	13,600	289,136
SkyWest, Inc.	32,800	892,488
		2,739,056

	Number of Shares	Market Value
Apparel — 1.7%
Cherokee, Inc.	1,440	$66,125
Columbia Sportswear Co.	6,300	394,380
Deckers Outdoor Corp.(a)	9,500	719,435
The Gymboree Corp.(a)	32,934	1,257,420
Hanesbrands, Inc.(a)	12,100	321,739
Kellwood Co.(b)	32,508	916,075
Liz Claiborne, Inc.	9,417	421,128
Maidenform Brands, Inc.(a)	8,900	181,471
Oxford Industries, Inc.	5,300	246,026
Perry Ellis International, Inc.(a)	6,900	229,080
Phillips-Van Heusen Corp.	7,077	395,604
Skechers U.S.A., Inc. Cl. A(a)	22,984	721,698
Steven Madden Ltd.	16,390	487,602
Stride Rite Corp.	5,100	71,910
Wolverine World Wide, Inc.	49,304	1,409,108
		7,838,801
Auto Manufacturers — 0.1%
Navistar International Corp.(a)	9,000	499,770
Wabash National Corp.	10,300	160,268
		660,038
Automotive & Parts — 1.3%
Accuride Corp.(a)	8,200	119,802
Aftermarket Technology Corp.(a)	6,336	175,064
American Axle & Manufacturing Holdings, Inc.	24,300	679,185
ArvinMeritor, Inc.(b)	62,805	1,296,923
Commercial Vehicle Group, Inc.(a)	1,700	33,422
Fuel Systems Solutions, Inc.(a)	3,162	53,438
The Goodyear Tire & Rubber Co.(a)	21,900	728,394
Lear Corp.(a)	18,387	675,171
Miller Industries, Inc.(a)	482	11,231
Modine Manufacturing Co.	14,081	325,694
Standard Motor Products, Inc.	6,400	117,312
Tenneco, Inc.(a)	54,448	1,630,718
		5,846,354
Banks — 1.1%
Amcore Financial, Inc.	1,000	28,610
BancorpSouth, Inc.	1,854	45,553

	Number of Shares	Market Value
Central Pacific Financial Corp.	5,500	$188,980
Chittenden Corp.	6,600	191,796
Citizens Banking Corp.	4,100	82,041
City Bank, Lynnwood, WA	1,000	31,210
City Holding Co.	4,475	169,916
The Colonial BancGroup, Inc.	5,800	139,548
Columbia Banking Systems, Inc.	1,596	48,439
Comerica, Inc.	10,800	668,628
Community Trust Bancorp, Inc.	200	6,652
Corus Bankshares, Inc.(b)	43,329	728,360
F.N.B. Corp.(b)	11,700	196,326
First Citizens BancShares, Inc. Cl. A	400	81,160
FirstMerit Corp.	9,200	192,096
Frontier Financial Corp.(b)	6,400	159,040
Greater Bay Bancorp	18,707	482,454
Greene County Bancshares, Inc.	300	10,086
Hancock Holding Co.	3,905	152,764
Hanmi Financial Corp.	12,800	210,048
Huntington Bancshares, Inc.	11,500	255,070
Intervest Bancshares Corp.(a)	2,900	73,834
ITLA Capital Corp.	400	20,364
National Penn Bancshares, Inc.	2,033	37,692
Oriental Financial Group, Inc.	400	4,628
Park National Corp.	500	44,385
Porter Bancorp, Inc.	1,800	42,372
Preferred Bank/Los Angeles, CA	2,850	104,310
Provident Bankshares Corp.	2,001	64,112
Southwest Bancorp, Inc.	1,700	41,650
Sterling Financial Corp.	2,446	72,108
SVB Financial Group(a)	1,900	97,318
UMB Financial Corp.	3,100	121,272
Umpqua Holdings Corp.	300	7,482
United Community Banks, Inc.	600	17,736
Vineyard National Bancorp Co.	300	6,864
West Coast Bancorp	300	9,321
Zions Bancorp	600	49,080
		4,883,305

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Beverages — 0.3%
Boston Beer Co., Inc. Cl. A(a)	4,136	$133,221
Molson Coors Brewing Co. Cl. B	6,500	612,820
National Beverage Corp.(a)	4,274	66,503
The Pepsi Bottling Group, Inc.	16,000	524,960
		1,337,504
Biotechnology — 0.4%
Acorda Therapeutics, Inc.(a)	1,900	47,082
Alexion Pharmaceuticals, Inc.(a) (b)	4,600	192,556
Bio-Rad Laboratories, Inc. Cl. A(a)	2,157	152,651
Celera Genomics Group - Applera Corp.(a)	2,500	35,000
Charles River Laboratories International, Inc.(a)	2,300	108,928
Digene Corp.(a)	92	4,218
Immunomedics, Inc.(a) (b)	20,400	107,304
Integra LifeSciences Holdings Corp.(a)	3,019	137,576
Invitrogen Corp.(a)	8,100	530,307
Maxygen, Inc.(a)	800	8,584
Omrix Biopharmaceuticals, Inc.(a)	2,500	88,750
Regeneron Pharmaceuticals, Inc.(a)	12,900	350,880
Savient Pharmaceuticals, Inc.(a)	8,626	99,199
		1,863,035
Building Materials — 0.4%
Apogee Enterprises, Inc.	4,500	108,360
Builders FirstSource, Inc.(a)	7,600	122,588
Comfort Systems USA, Inc.	13,488	168,465
Gibraltar Industries, Inc.	666	14,852
Goodman Global, Inc.(a)	5,200	96,980
Lennox International, Inc.	11,400	385,434
Universal Forest Products, Inc.(b)	19,814	920,558
		1,817,237
Chemicals — 3.6%
Albemarle Corp.	14,800	628,260
Arch Chemicals, Inc.	4,878	147,413
Ashland, Inc.	4,500	269,775
Cabot Corp.	10,700	484,710
Celanese Corp. Cl. A	8,700	288,579
CF Industries Holdings, Inc.(b)	22,700	900,963
Ferro Corp.	14,800	307,988

	Number of Shares	Market Value
W.R. Grace & Co.(a) (b)	65,153	$1,733,070
H.B. Fuller Co.	38,500	984,445
Hercules, Inc.(a)	55,300	1,041,852
Innophos Holdings, Inc.	9,300	153,543
Innospec, Inc.	3,000	161,070
International Flavors & Fragrances, Inc.	7,500	365,025
Landec Corp.(a)	8,900	113,119
The Lubrizol Corp.	10,100	605,394
Lyondell Chemical Co.	23,000	715,760
Minerals Technologies, Inc.	1,100	69,982
NewMarket Corp.	13,709	646,105
OM Group, Inc.(a)	7,650	401,854
Omnova Solutions, Inc.(a)	200	1,052
Pioneer Cos., Inc.(a)	6,927	201,576
PolyOne Corp.(a)	59,828	392,472
Rockwood Holdings, Inc.(a)	23,100	709,170
Schulman (A.), Inc.	672	15,564
Sensient Technologies Corp.(b)	46,288	1,211,820
The Sherwin-Williams Co.	10,700	682,339
Spartech Corp.	43,608	1,223,640
Stepan Co.	1,500	42,960
Terra Industries, Inc.(a) (b)	24,900	439,236
Tronox, Inc. Cl. A(b)	22,259	314,520
Tronox, Inc. Cl. B	1,900	26,353
UAP Holding Corp.(b)	37,305	1,032,229
The Valspar Corp.	10,400	281,216
		16,593,054
Coal — 0.0%
Alpha Natural Resources, Inc.(a)	5,900	102,483
Commercial Services — 8.3%
ABM Industries, Inc.	39,300	1,105,902
Administaff, Inc.(b)	33,329	1,106,190
AerCap Holdings NV(a)	4,900	142,933
Alliance Data Systems Corp.(a) (b)	1,000	63,660
Arbitron, Inc.	18,500	911,680
Avis Budget Group, Inc.(a)	17,900	503,527
Bowne & Co., Inc.	7,200	120,096
Bright Horizons Family Solutions, Inc.(a)	400	15,448
CBIZ, Inc.(a)	9,788	68,124
CDI Corp.	6,700	198,454
Central Parking Corp.	7,739	173,199
Cenveo, Inc.(a)	42,108	1,080,070
Chemed Corp.	29,700	1,493,910
Coinstar, Inc.(a)	30,600	951,354
Consolidated Graphics, Inc.(a)	15,378	1,157,194
Convergys Corp.(a)	21,893	553,017

	Number of Shares	Market Value
Corinthian Colleges, Inc.(a)	16,958	$234,529
Cornell Cos., Inc.(a)	3,000	71,760
Corrections Corp. of America(a)	3,400	193,120
CorVel Corp.(a)	5,100	138,669
CPI Corp.	2,600	149,526
CRA International, Inc.(a)	200	10,314
Cross Country Healthcare, Inc.(a)	9,464	186,346
Deluxe Corp.	47,000	1,778,950
DeVry, Inc.	54,400	1,794,656
Diamond Management & Technology Consultants, Inc.	11,900	134,946
Dollar Thrifty Automotive Group, Inc.(a)	17,660	827,901
Donnelley (R.R.) & Sons Co.	18,200	731,640
DynCorp International, Inc.(a)	9,800	147,000
Emergency Medical Services Corp. Cl. A(a)	10,400	348,192
Exponent, Inc.(a)	8,900	188,235
First Consulting Group, Inc.(a)	5,800	57,710
Forrester Research, Inc.(a)	7,746	199,692
FTI Consulting, Inc.(a)	8,000	294,160
Gartner Group, Inc.(a)	5,810	146,586
Healthcare Services Group, Inc.	7,592	212,576
Healthspring, Inc.(a)	43,800	1,030,176
Heidrick & Struggles International, Inc.(a)	16,009	755,305
Integrated Electrical Services, Inc.(a)	3,300	78,738
ITT Educational Services, Inc.(a)	6,985	679,012
Jackson Hewitt Tax Service, Inc.	28,154	776,487
Kelly Services, Inc. Cl. A	7,300	209,510
Kforce, Inc.(a)	2,114	29,025
Korn/Ferry International(a)	63,076	1,486,701
Labor Ready, Inc.(a)	67,779	1,470,804
Landauer, Inc.	1,100	51,590
Live Nation, Inc.(a)	39,600	803,484
Macquarie Infrastructure Co. Trust(b)	4,900	208,642
Manpower, Inc.	8,980	720,645
Midas, Inc.(a)	6,100	133,285
Monro Muffler, Inc.	1,200	42,000
MPS Group, Inc.(a)	89,769	1,228,938
On Assignment, Inc.(a)	8,579	95,913
PAREXEL International Corp.(a)	8,600	337,808

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
PharmaNet Development Group, Inc.(a)	8,400	$229,236
PHH Corp.(a)	28,211	860,435
Pre-Paid Legal Services, Inc.(a) (b)	4,300	245,315
Rent-A-Center, Inc.(a) (b)	55,118	1,534,485
Resources Connection, Inc.(a)	6,700	202,139
Rollins, Inc.	11,200	258,384
SAIC, Inc.(a)	3,700	67,673
Service Corp. International	24,900	302,535
Sotheby's	8,797	454,101
Spherion Corp.(a)	23,708	202,703
Steiner Leisure Ltd.(a)	10,001	484,848
Stewart Enterprises, Inc. Cl. A	49,917	375,376
Strayer Education, Inc.(b)	8,940	1,111,600
Team, Inc.(a)	4,400	151,448
The Geo Group, Inc.(a)	5,200	266,240
Vertrue, Inc.(a)	3,500	165,620
Viad Corp.	29,593	1,208,578
Volt Information Sciences, Inc.(a) (b)	27,885	712,741
Watson Wyatt Worldwide, Inc. Cl. A	33,793	1,592,664
		38,055,450
Computers — 3.4%
Agilysys, Inc.	11,000	231,330
Ansoft Corp.(a)	15,739	508,212
The BISYS Group, Inc.(a)	90,738	1,049,839
Brocade Communications Systems, Inc.(a)	61,400	599,878
Cadence Design Systems, Inc.(a)	33,817	750,737
Ceridian Corp.(a)	3,887	131,225
Ciber, Inc.(a)	21,745	177,222
Computer Sciences Corp.(a)	14,100	783,114
COMSYS IT Partners, Inc.(a)	14,800	336,848
Covansys Corp.(a)	30,300	1,012,020
Cray, Inc.(a)	9,900	123,255
Diebold, Inc.	11,300	538,671
DST Systems, Inc.(a)	5,200	405,860
Electronics for Imaging, Inc.(a)	26,000	693,420
Hutchinson Technology, Inc.(a)	100	1,900
IHS, Inc. Cl. A(a)	10,000	413,400
Imation Corp.	9,216	340,163
Jack Henry & Associates, Inc.	16,500	391,875
Kronos, Inc.(a)	13,100	714,867
Lexmark International, Inc. Cl. A(a)	10,200	555,900

	Number of Shares	Market Value
Magma Design Automation, Inc.(a)	6,900	$94,737
Manhattan Associates, Inc.(a)	24,900	720,108
Mentor Graphics Corp.(a)	88,500	1,431,930
MICROS Systems, Inc.(a)	9,388	514,462
MTS Systems Corp.	5,253	223,305
Perot Systems Corp. Cl. A(a)	61,700	1,104,430
RadiSys Corp.(a)	3,177	48,163
Silicon Storage Technology, Inc.(a)	40,900	168,508
SYKES Enterprises, Inc.(a)	16,857	311,180
Synopsys, Inc.(a)	23,300	644,478
Syntel, Inc.	7,700	269,962
Tyler Technologies, Inc.(a)	15,700	187,615
Western Digital Corp.(a)	13,500	238,680
		15,717,294
Computers & Information — 0.0%
Tech Data Corp.(a)	4,171	148,237
Cosmetics & Personal Care — 0.5%
Alberto-Culver Co.	20,000	485,800
Chattem, Inc.(a) (b)	21,400	1,222,796
Elizabeth Arden, Inc.(a)	6,800	153,068
The Estee Lauder Cos., Inc. Cl. A	9,200	473,064
		2,334,728
Diversified Financial — 2.2%
Advanta Corp. Cl. B	27,595	1,264,403
AmeriCredit Corp.(a) (b)	22,023	555,640
Asset Acceptance Capital Corp.(a)	1,600	29,472
Asta Funding, Inc.(b)	6,186	270,514
Cohen & Steers, Inc.	13,600	697,816
Credit Acceptance Corp.(a)	811	21,767
FCStone Group, Inc.(a)	1,800	81,108
Federal Agricultural Mortgage Corp. Cl. C	3,782	103,551
The First Marblehead Corp.(b)	8,000	290,000
Friedman, Billings, Ramsey Group, Inc. Cl. A	2,200	12,210
GAMCO Investors, Inc. Cl. A	200	9,124
International Securities Exchange Holdings, Inc.	31,200	2,080,728
Janus Capital Group, Inc.	23,811	595,751
Knight Capital Group, Inc. Cl. A(a)	51,481	833,992
MarketAxess Holdings, Inc.(a)	3,200	52,416
Ocwen Financial Corp.(a) (b)	39,900	568,974
Piper Jaffray Cos.(a)	21,387	1,364,704

	Number of Shares	Market Value
Stifel Financial Corp.(a)	77	$3,458
SWS Group, Inc.	9,046	235,106
World Acceptance Corp.(a)	17,400	746,982
		9,817,716
Electric — 2.0%
Allete, Inc.(b)	5,500	266,255
Alliant Energy Corp.	3,200	140,160
Avista Corp.	52,500	1,238,475
Black Hills Corp.(b)	13,500	537,435
CenterPoint Energy, Inc.	34,927	657,675
Central Vermont Public Service Corp.	1,300	41,860
CH Energy Group, Inc.(b)	3,393	162,796
Cleco Corp.	9,100	255,346
DTE Energy Co.	2,500	126,475
El Paso Electric Co.(a)	31,500	831,600
Energy East Corp.	4,500	108,990
Idacorp, Inc.	25,409	875,340
Mirant Corp.(a)	3,600	161,532
NRG Energy, Inc.(a) (b)	7,600	600,096
Otter Tail Corp.	6,200	212,040
Pike Electric Corp.(a)	8,000	162,960
PNM Resources, Inc.	3,800	123,690
UIL Holdings Corp.	9,076	309,945
Unisource Energy Corp.	34,200	1,313,622
Westar Energy, Inc.	11,400	310,308
Xcel Energy, Inc.	20,100	484,209
		8,920,809
Electrical Components & Equipment — 1.2%
Advanced Energy Industries, Inc.(a)	49,576	1,214,612
Belden CDT, Inc.	19,659	1,098,545
Energizer Holdings, Inc.(a)	7,736	751,784
EnerSys(a)	11,900	193,851
General Cable Corp.(a)	1,729	99,314
Graftech International Ltd.(a)	83,600	834,328
Greatbatch, Inc.(a)	6,700	194,501
Insteel Industries, Inc.	852	14,220
Lamson & Sessions Co. (The)(a)	4,645	117,426
Littelfuse, Inc.(a)	18,769	752,825
Powell Industries, Inc.(a)	600	18,894
Superior Essex, Inc.(a)	3,296	117,667
Vicor Corp.	6,801	72,907
		5,480,874
Electronics — 3.2%
Analogic Corp.	1,700	104,210
Arrow Electronics, Inc.(a)	7,200	284,544
Avnet, Inc.(a) (b)	16,000	654,400
AVX Corp.	10,240	170,394

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Bel Fuse, Inc. Cl. A	5,400	$189,540
Checkpoint Systems, Inc.(a)	3,600	79,164
CTS Corp.	15,313	200,294
Cubic Corp.	800	16,104
Cymer, Inc.(a)	36,248	1,468,406
Dionex Corp.(a)	9,700	669,300
Dolby Laboratories, Inc. Cl. A(a)	11,700	414,414
Excel Technology, Inc.(a)	2,600	68,510
Faro Technologies, Inc.(a)	2,800	89,544
FEI Co.(a)	29,600	1,101,120
FLIR Systems, Inc.(a)	2,100	85,029
Gentex Corp.(b)	26,300	468,140
II-VI, Inc.(a)	17,520	474,617
Itron, Inc.(a)	6,177	415,959
Kemet Corp.(a)	13,000	110,240
Methode Electronics, Inc.	13,200	199,056
Mettler-Toledo International, Inc.(a)	5,792	565,415
Newport Corp.(a)	11,348	178,050
Oyo Geospace Corp.(a)	1,500	112,215
Park Electrochemical Corp.	7,900	217,645
Paxar Corp.(a)	14,600	438,146
PerkinElmer, Inc.	16,900	408,980
Plexus Corp.(a)	13,527	283,526
Rofin-Sinar Technologies, Inc.(a)	20,949	1,388,500
Rogers Corp.(a)	6,611	299,743
Thomas & Betts Corp.(a)	2,900	157,992
TTM Technologies, Inc.(a)	400	3,672
Varian, Inc.(a)	25,400	1,472,184
Vishay Intertechnology, Inc.(a)	8,500	141,525
Waters Corp.(a)	3,300	196,119
Woodward Governor Co.	26,087	1,287,393
Zygo Corp.(a)	5,261	84,229
		14,498,319
Energy – Alternate Sources — 0.1%
Can Hydro Developers Inc.(a)	57,600	332,948
Comverge, Inc.(a)	2,980	63,921
MGP Ingredients, Inc.(b)	5,889	117,250
		514,119
Engineering & Construction — 1.3%
Chicago Bridge & Iron Co.	14,200	491,746
Dycom Industries, Inc.(a)	26,000	673,660
Emcor Group, Inc.(a)	25,258	1,583,424
Granite Construction, Inc.	9,136	550,353
Infrasource Services, Inc.(a)	48,166	1,607,781
Insituform Technologies, Inc. Cl. A(a) (b)	1,942	39,617
Jacobs Engineering Group, Inc.(a)	3,100	156,333

	Number of Shares	Market Value
Perini Corp.(a)	13,000	$553,800
Washington Group International, Inc.(a)	700	46,844
		5,703,558
Entertainment — 0.5%
Bally Technologies, Inc.(a)	23,900	559,260
Carmike Cinemas, Inc.	400	9,992
Dover Downs Gaming & Entertainment, Inc.	6,549	85,202
DreamWorks Animation SKG, Inc. Cl. A(a)	11,300	330,864
Empire Resorts, Inc.(a)	1,700	14,977
Pinnacle Entertainment, Inc.(a)	12,050	338,364
Steinway Musical Instruments, Inc.	3,773	119,227
Vail Resorts, Inc.(a) (b)	10,735	612,110
		2,069,996
Environmental Controls — 1.0%
Calgon Carbon Corp.(a) (b)	7,800	61,698
Clean Harbors, Inc.(a)	8,017	372,951
Metal Management, Inc.	28,653	1,377,350
Mine Safety Appliances Co.	1,000	42,150
Nalco Holding Co.	19,500	518,310
Republic Services, Inc.	21,650	604,684
TETRA Technologies, Inc.(a)	60,416	1,257,861
Waste Connections, Inc.(a)	7,900	246,243
Waste Industries USA, Inc.	3,100	81,406
		4,562,653
Foods — 1.3%
Arden Group, Inc. Cl. A	982	132,364
Cal-Maine Foods, Inc.	5,200	70,304
Dean Foods Co.	14,235	518,581
Flowers Foods, Inc.	21,394	667,279
Imperial Sugar Co.(b)	6,600	196,416
Ingles Markets, Inc. Cl. A	8,340	299,906
J&J Snack Foods Corp.	3,247	126,536
The J.M. Smucker Co.	4,300	240,026
Nash Finch Co.(b)	6,000	233,820
Pathmark Stores, Inc.(a)	1,100	13,882
Performance Food Group Co.(a)	17,002	531,312
Premium Standard Farms, Inc.	9,129	197,917
Ralcorp Holdings, Inc.(a)	21,400	1,408,334
Seaboard Corp.	300	747,900
Spartan Stores, Inc.	6,634	170,892
Tyson Foods, Inc. Cl. A	19,100	400,336
Weis Markets, Inc.	37	1,592
Wild Oats Markets, Inc.(a)	1,153	20,789
		5,978,186

	Number of Shares	Market Value
Forest Products & Paper — 0.8%
BlueLinx Holdings, Inc.	7,900	$90,139
Bowater, Inc.(b)	29,300	641,377
Buckeye Technologies, Inc.(a)	16,000	202,720
Mercer International, Inc.(a)	8,200	100,532
Neenah Paper, Inc.	6,100	233,020
Rock-Tenn Co. Cl. A	37,209	1,423,616
Schweitzer-Mauduit International, Inc.	5,100	139,995
United Stationers, Inc.(a)	12,660	753,523
		3,584,922
Gas — 1.1%
Atmos Energy Corp.	11,000	348,920
Cascade Natural Gas Corp.	940	24,440
The Laclede Group, Inc.	3,454	108,421
New Jersey Resources Corp.	17,700	950,490
Nicor, Inc.	9,100	466,284
NiSource, Inc.	20,700	509,013
Northwest Natural Gas Co.	10,400	528,424
Piedmont Natural Gas Co., Inc.	500	13,195
South Jersey Industries, Inc.	8,200	322,014
Southwest Gas Corp.	23,057	873,630
UGI Corp.	10,800	306,288
WGL Holdings, Inc.	16,200	548,208
		4,999,327
Hand & Machine Tools — 0.2%
Baldor Electric Co.	4,627	182,258
Regal-Beloit Corp.	7,900	364,348
The Stanley Works(b)	6,800	396,304
		942,910
Health Care – Products — 2.3%
Advanced Medical Optics, Inc.(a)	9,800	396,214
Biosite, Inc.(a)	12,800	1,184,000
Bruker BioSciences Corp.(a)	19,000	218,690
Cholestech Corp.(a)	1,900	36,822
CONMED Corp.(a)	11,600	351,712
Cutera, Inc.(a)	2,700	79,056
Dade Behring Holdings, Inc.	12,400	608,964
Datascope Corp.	2,400	88,920
Edwards Lifesciences Corp.(a) (b)	11,740	575,260
Hanger Orthopedic Group, Inc.(a)	2,300	27,416
Hologic, Inc.(a) (b)	2,300	132,365
Immucor, Inc.(a)	48,116	1,570,025
Kinetic Concepts, Inc.(a) (b)	9,100	455,000
LCA-Vision, Inc.(b)	15,691	658,551
Mentor Corp.(b)	14,700	571,977
Meridian Bioscience, Inc.	3,691	109,733

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
PSS World Medical, Inc.(a)	38,399	$771,820
Quidel Corp.(a)	6,100	85,278
Steris Corp.	16,900	431,964
SurModics, Inc.(a) (b)	1,200	48,756
Thoratec Corp.(a)	3,300	64,746
Viasys Healthcare, Inc.(a)	14,900	477,098
West Pharmaceutical Services, Inc.	27,500	1,368,675
Zoll Medical Corp.(a)	2,800	67,676
		10,380,718
Health Care – Services — 2.3%
Air Methods Corp.(a)	3,585	98,623
Alliance Imaging, Inc.(a)	14,400	129,600
American Dental Partners, Inc.(a)	900	19,242
AMERIGROUP Corp.(a) (b)	48,847	1,374,066
Apria Healthcare Group, Inc.(a)	44,000	1,396,560
Centene Corp.(a) (b)	26,400	549,384
Community Health Systems, Inc.(a)	1,400	51,520
Coventry Health Care, Inc.(a)	13,100	757,573
Genesis HealthCare Corp.(a)	4,100	262,400
Health Net, Inc.(a)	7,200	389,232
Healthways, Inc.(a)	7,294	309,411
Humana, Inc.(a)	14,427	912,363
Kindred Healthcare, Inc.(a)	37,900	1,323,468
Laboratory Corp. of America Holdings(a) (b)	10,500	828,870
Magellan Health Services, Inc.(a)	7,334	314,629
Manor Care, Inc.	1,800	116,802
Medcath Corp.(a)	6,600	196,152
Molina Healthcare, Inc.(a)	29,735	898,592
National Healthcare Corp.	1,390	71,321
Odyssey Healthcare, Inc.(a)	4,527	60,390
Sierra Health Services, Inc.(a)	1,000	41,420
Sunrise Senior Living, Inc.(a) (b)	3,100	118,699
WellCare Health Plans, Inc.(a)	5,776	465,488
		10,685,805
Holding Company – Diversified — 0.0%
Resource America, Inc. Cl. A	2,500	55,275
Home Builders — 0.2%
AMREP Corp.(b)	1,300	78,338
Monaco Coach Corp.	9,200	141,036
The Ryland Group, Inc.(b)	3,500	155,050
Winnebago Industries, Inc.(b)	19,900	637,994
		1,012,418

	Number of Shares	Market Value
Home Furnishing — 0.6%
American Woodmark Corp.(b)	4,815	$166,166
Ethan Allen Interiors, Inc.	5,100	180,030
Hooker Furniture Corp.	1,100	24,233
Kimball International, Inc. Cl. B	31,800	572,400
La-Z-Boy, Inc.(b)	12,590	147,177
Stanley Furniture Co., Inc.	4,335	93,809
Tempur-Pedic International, Inc.(b)	61,805	1,605,076
Universal Electronics, Inc.(a)	900	25,470
		2,814,361
Household Products — 1.5%
ACCO Brands Corp.(a)	33,300	792,540
American Greetings Corp. Cl. A	42,928	1,092,518
Avery Dennison Corp.	3,700	230,140
Blyth, Inc.	27,600	720,360
The Clorox Co.	11,200	751,296
CSS Industries, Inc.	1,900	75,810
Ennis, Inc.	10,488	256,432
Fossil, Inc.(a)	14,000	394,380
Helen of Troy Ltd.(a)	3,100	70,370
John H. Harland Co.	26,400	1,388,640
Playtex Products, Inc.(a)	28,300	430,726
Prestige Brands Holdings, Inc.(a)	3,400	44,234
Tupperware Brands Corp.	24,800	697,376
WD-40 Co.	800	27,664
		6,972,486
Housewares — 0.3%
Newell Rubbermaid, Inc.	14,700	450,849
The Toro Co.	16,283	818,221
		1,269,070
Industrial – Distribution — 0.2%
Grainger (W.W.), Inc.	8,100	669,222
Insurance — 5.7%
Affirmative Insurance Holdings, Inc.	2,900	47,067
Allied World Assurance Holdings Ltd.	1,800	79,776
Ambac Financial Group, Inc.(b)	9,200	844,560
American Equity Investment Life Holding Co.(b)	13,000	177,450
American Financial Group, Inc.	11,200	395,024
American Physicians Capital, Inc.(a)	6,200	245,148

	Number of Shares	Market Value
Amerisafe, Inc.(a)	5,700	$114,741
Amtrust Financial Services, Inc.(b)	1,800	21,546
Arch Capital Group Ltd.(a)	1,400	101,948
Argonaut Group, Inc.(a)	18,850	633,548
Aspen Insurance Holdings Ltd.	5,600	148,456
Assurant, Inc.	12,800	736,384
Assured Guaranty Ltd.	3,500	98,735
Bristol West Holdings, Inc.	8,825	195,562
CNA Surety Corp.(a)	13,689	282,541
The Commerce Group, Inc.	13,399	436,941
Darwin Professional Underwriters, Inc.(a)	1,600	41,536
Delphi Financial Group, Inc. Cl. A	33,484	1,429,767
Donegal Group, Inc. Cl. A	3,357	50,926
EMC Insurance Group, Inc.	3,030	76,053
Endurance Specialty Holdings Ltd.	200	7,484
FBL Financial Group, Inc. Cl. A	5,200	201,448
Fidelity National Financial, Inc.	21,300	542,937
First American Corp.	10,200	525,300
First Mercury Financial Corp.(a)	100	2,070
FPIC Insurance Group, Inc.(a)	4,798	220,996
The Hanover Insurance Group, Inc.	6,700	307,932
Harleysville Group, Inc.	13,221	403,769
Hilb, Rogal & Hobbs Co.	18,400	799,480
Horace Mann Educators Corp.	24,372	512,787
Infinity Property & Casualty Corp.	18,135	843,459
IPC Holdings Ltd.	16,100	482,678
Landamerica Financial Group, Inc.(b)	17,524	1,408,053
Markel Corp.(a)	400	183,564
Max Re Capital Ltd.	2,600	69,680
MBIA, Inc.(b)	9,800	681,688
Meadowbrook Insurance Group, Inc.(a)	16,200	179,982
MGIC Investment Corp.(b)	7,400	455,914
The Midland Co.	1,473	64,650
Montpelier Re Holdings Ltd.	2,600	47,476
National Western Life Insurance Co. Cl. A	500	133,850
Nationwide Financial Services, Inc. Cl. A	9,100	519,883
NYMAGIC, Inc.	1,800	73,710
Odyssey Re Holdings Corp.	6,272	262,797

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Ohio Casualty Corp.	48,207	$1,525,269
Old Republic International Corp.	11,413	242,755
OneBeacon Insurance Group Ltd.	2,100	51,135
PartnerRe Ltd.	5,200	374,504
Philadelphia Consolidated Holding Corp.(a)	3,300	143,220
The Phoenix Companies, Inc.	56,993	849,196
Platinum Underwriters Holdings Ltd.	4,400	150,568
The PMI Group, Inc.	12,019	582,561
Presidential Life Corp.	1,191	22,641
ProAssurance Corp.(a)	8,300	446,872
Procentury Corp.	9,400	212,816
PXRE Group Ltd.(a)	3,200	15,296
Radian Group, Inc.	8,910	517,760
Reinsurance Group of America, Inc.	6,500	405,015
RenaissanceRe Holdings Ltd.	1,500	81,225
RLI Corp.	17,390	968,449
Safeco Corp.	10,600	707,444
Safety Insurance Group, Inc.	4,354	174,421
SeaBright Insurance Holdings(a)	8,130	150,974
Selective Insurance Group	23,244	606,204
State Auto Financial Corp.	7,200	216,360
Tower Group, Inc.	5,079	155,875
Transatlantic Holdings, Inc.	200	13,898
Triad Guaranty, Inc.(a)	3,000	132,630
United America Indemnity Ltd. Cl. A(a)	18,862	471,173
United Fire & Casualty Co.	2,100	77,175
Universal American Financial Corp.(a)	3,700	68,672
Willis Group Holdings Ltd.	4,000	164,080
Zenith National Insurance Corp.	30,438	1,407,757
		26,025,241
Internet — 3.4%
1-800-Flowers.com, Inc. Cl. A(a)	6,600	53,394
Asiainfo Holdings, Inc.(a)	11,900	91,511
Audible, Inc.(a)	1,200	11,532
Authorize.Net Holdings, Inc.	14,853	262,007
Blue Nile, Inc.(a) (b)	5,000	235,300
Chordiant Software, Inc.(a)	3,800	50,274
CMGI, Inc.(a)	226,900	476,490
Cogent Communications Group, Inc.(a)	37,900	964,934
DealerTrack Holdings, Inc.(a)	2,700	89,100
Digital River, Inc.(a)	3,199	187,237

	Number of Shares	Market Value
EarthLink, Inc.(a)	108,376	$830,160
Emdeon Corp.(a)	16,100	259,854
Expedia, Inc.(a) (b)	25,094	592,720
FTD Group, Inc.	11,542	206,025
Global Sources Ltd.(a)	1,000	17,100
GSI Commerce, Inc.(a)	12,700	280,670
Harris Interactive, Inc.(a)	23,800	143,276
i2 Technologies, Inc.(a) (b)	6,200	157,852
Internet Capital Group, Inc.(a)	2,200	26,334
Interwoven, Inc.(a)	17,655	269,592
j2 Global Communications, Inc.(a)	22,535	648,107
McAfee, Inc.(a)	20,200	656,298
NetFlix, Inc.(a) (b)	400	8,868
NIC, Inc.	300	1,704
Priceline.com, Inc.(a) (b)	24,000	1,335,360
S1 Corp.(a)	21,700	141,050
Safeguard Scientifics, Inc.(a)	9,100	27,391
Secure Computing Corp.(a)	3,900	31,590
SonicWALL, Inc.(a)	17,465	142,514
Sourcefire, Inc.(a)	1,700	20,349
TheStreet.Com, Inc.	14,666	148,127
TIBCO Software, Inc.(a)	165,400	1,508,448
Travelzoo, Inc.(a) (b)	5,381	149,377
The TriZetto Group, Inc.(a)	800	15,584
United Online, Inc.	85,947	1,240,215
Valueclick, Inc.(a)	24,500	700,700
Vasco Data Security International, Inc.(a)	700	14,973
VeriSign, Inc.(a) (b)	22,200	607,170
Vignette Corp.(a)	12,578	232,945
WebEx Communications, Inc.(a) (b)	33,600	1,906,464
Websense, Inc.(a)	30,295	748,589
		15,491,185
Investment Companies — 0.1%
Apollo Investment Corp.	4,500	98,865
Ares Capital Corp.	10,400	186,784
MCG Capital Corp.	7,000	123,340
		408,989
Iron & Steel — 1.0%
AK Steel Holding Corp.(a)	23,390	713,863
Chaparral Steel Co.	14,876	1,048,758
Cleveland-Cliffs, Inc.(b)	17,300	1,198,717
Schnitzer Steel Industries, Inc. Cl. A	19,508	1,012,660
Shiloh Industries, Inc.	2,247	23,324
Steel Dynamics, Inc.	14,784	655,079
Universal Stainless & Alloy(a)	1,900	84,626
		4,737,027

	Number of Shares	Market Value
Leisure Time — 0.2%
Ambassadors Group, Inc.	5,621	$188,416
Brunswick Corp.	800	26,208
K2, Inc.(a)	4,300	64,887
Nautilus, Inc.	13,100	180,911
Polaris Industries, Inc.	2,900	146,537
Town Sports International Holdings, Inc.(a)	2,600	59,254
WMS Industries, Inc.(a)	4,000	159,440
		825,653
Lodging — 0.2%
Ameristar Casinos, Inc.	12,200	370,392
Monarch Casino & Resort, Inc.(a)	6,782	180,876
Wyndham Worldwide Corp.(a)	14,800	512,080
		1,063,348
Machinery – Construction & Mining — 0.1%
Astec Industries, Inc.(a)	2,856	116,239
Terex Corp.(a)	6,300	490,455
		606,694
Machinery – Diversified — 2.1%
Applied Industrial Technologies, Inc.	35,672	958,507
Briggs & Stratton Corp.(b)	3,874	114,942
Cascade Corp.	3,700	229,289
Cognex Corp.	13,300	286,615
Cummins, Inc.	10,950	1,009,152
Gardner Denver, Inc.(a)	19,000	718,200
Gerber Scientific, Inc.(a)	2,600	26,026
Gorman-Rupp Co.	800	25,656
Hurco Companies, Inc.(a)	2,700	119,097
Intevac, Inc.(a)	13,257	322,278
Kadant, Inc.(a)	5,400	148,230
Middleby Corp.(a) (b)	6,814	935,426
NACCO Industries, Inc. Cl. A	5,899	940,183
Nordson Corp.	21,782	998,269
Robbins & Myers, Inc.	4,800	184,464
Sauer-Danfoss, Inc.	19,287	575,138
Tennant Co.	5,736	183,667
The Manitowoc Co., Inc.	4,000	272,920
Wabtec Corp.	42,439	1,576,609
		9,624,668
Manufacturing — 1.2%
Acuity Brands, Inc.	18,284	1,080,950
AptarGroup, Inc.	7,300	534,725
AZZ, Inc.(a)	100	5,710
Ceradyne, Inc.(a) (b)	8,300	488,455
Clarcor, Inc.	600	18,924
Federal Signal Corp.	1,600	25,264
GenTek, Inc.(a)	3,608	118,198

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Koppers Holdings, Inc.	5,900	$170,746
Leggett & Platt, Inc.	8,600	202,272
Lydall, Inc.(a)	800	11,632
Myers Industries, Inc.	11,665	261,879
Pall Corp.	15,100	633,445
Parker Hannifin Corp.	1,700	156,638
PW Eagle, Inc.(b)	8,168	264,970
Reddy Ice Holdings, Inc.	7,200	210,888
SPX Corp.	8,981	636,573
Sturm,Ruger & Co., Inc.(a)	5,300	68,423
Teleflex, Inc.	2,000	143,660
Tredegar Corp.	19,300	451,041
		5,484,393
Media — 1.4%
Acacia Research - Acacia Technologies(a)	14,489	216,176
Belo Corp. Cl. A	10,400	200,408
Citadel Broadcasting Corp.	20,500	188,190
Cox Radio, Inc. Cl. A(a)	53,751	758,964
Cumulus Media, Inc. Cl. A(a) (b)	14,391	135,131
Entercom Communications Corp.	4,000	110,960
Entravision Communications Corp. Cl. A(a)	14,100	138,321
Gemstar-TV Guide International, Inc.(a)	54,700	242,868
Idearc, Inc.	17,200	597,700
Journal Communications, Inc. Cl. A	3,000	40,470
Lee Enterprises, Inc.	25,300	662,354
Lin TV Corp. Cl. A(a)	13,600	217,056
LodgeNet Entertainment Corp.(a)	4,645	158,302
Mediacom Communications Corp.(a)	38,500	332,255
Meredith Corp.	5,400	312,768
Scholastic Corp.(a)	17,300	534,051
Sinclair Broadcast Group, Inc. Cl. A	66,902	1,092,510
Tribune Co.	8,700	285,360
World Wrestling Entertainment, Inc.	13,300	226,233
		6,450,077
Metal Fabricate & Hardware — 1.1%
Ampco-Pittsburgh Corp.	5,203	187,412
Dynamic Materials Corp.(a)	1,141	37,699
Kaydon Corp.	27,408	1,302,702
Mueller Industries, Inc.	11,597	380,382
Northwest Pipe Co.(a)	800	28,600
Quanex Corp.	24,811	1,067,617
RBC Bearings, Inc.(a)	6,600	250,866
Sun Hydraulics Corp.	1,100	34,430

	Number of Shares	Market Value
Valmont Industries, Inc.	20,693	$1,301,176
Worthington Industries, Inc.(b)	19,000	422,750
		5,013,634
Mining — 1.3%
Amerigo Resources Ltd.	74,300	205,085
Brush Engineered Materials, Inc.(a)	2,155	103,483
Century Aluminum Co.(a)	27,262	1,289,765
Compass Minerals International, Inc.	27,987	961,074
Dynatec Corp. CAD(a)	10,200	39,946
Golden Star Resources Ltd.(a) (b)	2,600	11,414
Hecla Mining Co.(a)	122,500	1,079,225
Inment Mining Corp.	1,700	102,852
LionOre Mining International Ltd. CAD(a)	14,700	246,482
Usec, Inc.(a)	82,745	1,668,967
		5,708,293
Office Equipment/Supplies — 0.5%
Global Imaging Systems, Inc.(a)	31,562	911,826
Ikon Office Solutions, Inc.	96,411	1,442,309
		2,354,135
Office Furnishings — 0.6%
Herman Miller, Inc.	9,500	326,895
HNI Corp.	500	20,870
Interface, Inc. Cl. A	44,792	754,745
Knoll, Inc.	48,964	1,136,944
Steelcase, Inc. Cl. A	24,737	482,866
		2,722,320
Oil & Gas — 1.8%
Alon USA Energy, Inc.	6,700	250,580
Berry Petroleum Co. Cl. A	9,300	316,758
Birchcliff Energy Ltd. (a)	15,500	63,203
Capital Energy Resources Ltd. (a)	23,200	163,212
Celtic Exploration Ltd. (a)	6,100	69,974
Delek US Holdings, Inc.	600	11,442
Delphi Energy Corp. (a)	52,500	104,450
Ensign Energy Services, Inc. CAD	8,000	134,068
Frontier Oil Corp.	9,400	332,102
Galleon Energy, Inc. Cl. A CAD(a)	10,500	152,440
Giant Industries, Inc.(a)	500	37,485
Grey Wolf, Inc.(a) (b)	96,500	690,940
Holly Corp.	10,839	689,360
Kereco Energy Ltd. CAD(a)	6,718	40,940
Midnight Oil Exploration Ltd. CAD(a)	20,500	33,069

	Number of Shares	Market Value
Midnight Oil Exploration Ltd. CAD	44,400	$71,623
Noble Energy, Inc.	5,000	294,050
Paramount Resources Ltd. Cl. A CAD(a) (b)	12,600	273,827
Parker Drilling Co.(a)	48,512	526,840
Pearl Exploration and Production Ltd. CAD(a)	15,264	71,132
Petroleum Development Corp.(a)	2,000	104,000
Plains Exploration & Production Co.(a)	3,400	159,766
ProEx Energy Ltd. CAD(a)	7,800	98,492
Prospex Resources Ltd. CAD(a)	31,000	115,293
Real Resources, Inc. CAD(a)	7,000	58,090
Rosetta Resources, Inc.(a) (b)	3,900	83,889
Sound Energy Trust CAD	15,100	54,264
Sunoco, Inc.	11,300	853,489
Sure Energy, Inc. CAD(a)	7,368	7,065
Tesoro Corp.	7,396	896,395
Todco(a)	4,400	200,024
TUSK Energy Corp. CAD(a)	61,800	107,998
Western Refining, Inc.	22,986	910,705
		7,976,965
Oil & Gas Services — 1.3%
Basic Energy Services, Inc.(a)	500	12,925
Dawson Geophysical Co.(a)	2,800	143,920
Global Industries Ltd.(a)	19,800	411,048
Hydril(a)	8,400	813,288
Input/Output, Inc.(a) (b)	45,400	635,146
Leader Energy Services Ltd. CAD(a)	74,300	59,927
Lone Star Technologies, Inc.(a)	7,585	503,720
Markwest Hydrocarbon, Inc.	1,500	89,760
Matrix Service Co.(a)	9,438	230,287
NATCO Group, Inc. Cl. A(a)	7,605	290,511
North American Energy Partners, Inc.(a)	8,000	171,200
SEACOR Holdings, Inc.(a)	3,800	362,064
Superior Offshore International, Inc.(a) (b)	16,500	301,455
Technicoil Corp. CAD(a)	99,200	88,012
Tidewater, Inc.(b)	10,771	680,835
Trican Well Service Ltd. CAD	6,400	134,900
Trico Marine Services, Inc.(a) (b)	6,600	255,486
Universal Compression Holdings, Inc.(a)	8,099	539,150
		5,723,634

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Packaging & Containers — 0.8%
AEP Industries, Inc.(a)	3,094	$131,681
Crown Holdings, Inc.(a)	19,600	473,732
Graphic Packaging Corp.(a)	4,800	24,624
Greif, Inc. Cl. A	13,474	749,154
Packaging Corp. of America	12,955	320,766
Pactiv Corp.(a)	21,295	736,381
Silgan Holdings, Inc.	10,299	590,957
Sonoco Products Co.	12,312	524,984
		3,552,279
Pharmaceuticals — 2.2%
Allos Therapeutics(a)	1,600	9,376
Alpharma, Inc. Cl. A(b)	48,441	1,177,116
AmerisourceBergen Corp.	16,100	804,839
Animal Health International, Inc.(a)	600	8,016
Array Biopharma, Inc.(a)	3,400	47,430
Bradley Pharmaceuticals, Inc.(a) (b)	10,200	200,226
Cypress Bioscience, Inc.(a)	5,400	49,194
CytRx Corp.(a) (b)	14,900	61,537
Express Scripts, Inc.(a)	2,800	267,540
HealthExtras, Inc.(a)	4,600	142,370
Isis Pharmaceuticals, Inc.(a) (b)	13,700	140,151
King Pharmaceuticals, Inc.(a)	20,790	425,155
K-V Pharmaceutical Co. Cl. A(a)	19,300	501,993
Mannatech, Inc.(b)	5,124	79,217
Medarex, Inc.(a) (b)	1,700	23,273
The Medicines Co.(a) (b)	26,800	610,504
Medicis Pharmaceutical Corp. Cl. A(b)	5,950	180,880
MGI Pharma, Inc.(a) (b)	11,000	242,220
NBTY, Inc.(a)	15,149	748,512
Noven Pharmaceuticals, Inc.(a)	10,300	241,123
Pain Therapeutics, Inc.(a) (b)	1,444	11,220
Par Pharmaceutical Cos., Inc.(a)	11,500	309,695
Perrigo Co.	54,600	1,037,400
Pharmion Corp.(a)	2,600	78,754
Pozen, Inc.(a)	9,900	144,243
QLT, Inc.(a)	11,400	75,696
Sciele Pharma, Inc.(a) (b)	49,900	1,233,528
USANA Health Sciences, Inc.(a) (b)	6,500	258,960
ViroPharma, Inc.(a) (b)	58,800	886,704
		9,996,872

	Number of Shares	Market Value
Pipelines — 0.2%
Copano Energy LLC	7,800	$304,668
Oneok, Inc.	13,802	668,155
		972,823
Real Estate — 0.2%
Avatar Holdings, Inc.(a) (b)	1,300	97,591
CB Richard Ellis Group, Inc. Cl. A(a)	2,810	95,118
Consolidated-Tomoka Land Co.	200	15,010
HFF, Inc. Cl. A(a)	3,600	57,528
Jones Lang Lasalle, Inc.	4,500	483,705
Stratus Properties, Inc.(a)	1,306	47,826
WP Carey & Co. LLC, LP	800	27,400
		824,178
Real Estate Investment Trusts (REITS) — 3.7%
Acadia Realty Trust REIT	3,000	80,640
Agree Realty Corp. REIT	5,613	190,281
Alexandria Real Estate Equities, Inc. REIT(b)	4,000	423,400
American Home Mortgage Investment Corp. REIT(b)	2,100	52,038
Arbor Realty Trust, Inc. REIT	1,600	49,264
Ashford Hospitality Trust	11,300	135,600
Associated Estates Realty Corp. REIT	3,400	51,612
BioMed Realty Trust, Inc. REIT	9,000	258,390
Brandywine Realty Trust REIT	6,787	223,157
Capital Trust Cl. A REIT	2,800	132,636
CBL & Associates Properties, Inc. REIT(b)	4,190	190,435
Cedar Shopping Centers Inc. REIT	4,000	63,880
Colonial Properties Trust REIT(b)	7,004	347,468
Corporate Office Properties Trust REIT	6,500	306,215
Cousins Properties, Inc.	1,300	43,641
Crescent Real Estate Equities Co. REIT	5,300	108,703
DCT Industrial Trust, Inc. REITS	18,800	211,124
DiamondRock Hospitality Co. REIT	26,700	488,343
Digital Realty Trust, Inc. REIT	8,478	342,935
Eastgroup Properties REIT	5,300	265,583
Entertainment Properties Trust REIT	5,300	320,226

	Number of Shares	Market Value
Equity Inns, Inc. REIT	15,101	$258,227
Equity Lifestyle Properties, Inc. REIT	2,300	124,821
Equity One, Inc. REIT	10,911	304,744
Extra Space Storage, Inc. REIT(b)	1,000	18,710
FelCor Lodging Trust, Inc.	15,900	405,927
First Industrial Realty Trust, Inc.	12,986	568,657
Franklin Street Properties Corp. REIT(b)	700	12,635
Glimcher Realty Trust REIT	4,464	120,573
Gramercy Capital Corp. REIT	3,900	126,321
Health Care REIT, Inc.(b)	1,600	72,384
Healthcare Realty Trust, Inc.	6,400	217,984
Hersha Hospitality Trust REIT	2,900	34,452
Highland Hospitality Corp. REIT	14,900	283,845
Highwoods Properties, Inc.(b)	11,500	468,970
Home Properties, Inc.	9,000	501,300
HRPT Properties Trust	4,800	58,752
Inland Real Estate Corp. REIT(b)	18,400	334,696
Innkeepers USA Trust	5,931	104,208
Kilroy Realty Corp.	2,500	189,825
Kite Realty Group Trust REIT	3,900	78,000
KKR Financial Corp. REIT	10,600	283,126
LaSalle Hotel Properties(b)	9,500	441,085
Lexington Realty Trust REIT(b)	6,759	141,196
Liberty Property Trust REIT	3,117	150,832
LTC Properties, Inc.	5,900	147,913
Mack-Cali Realty Corp.	3,000	146,910
Maguire Properties, Inc. REIT(b)	7,800	281,034
Medical Properties Trust, Inc. REIT(b)	8,400	119,616
Mid-America Apartment Communities, Inc. REIT	6,192	334,058
National Health Investors, Inc. REIT	1,800	61,056
National Retail Properties, Inc. REIT	13,977	334,749
Nationwide Health Properties, Inc. REIT(b)	22,278	714,233
Newcastle Investment Corp. REIT	9,700	283,337
Omega Healthcare Investors, Inc. REIT	12,400	208,320
Parkway Properties, Inc. REIT	4,400	233,200
Pennsylvania REIT	8,500	394,910

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Post Properties, Inc. REIT	4,700	$220,289
PS Business Parks, Inc. REIT	4,200	289,380
RAIT Financial Trust	5,500	154,825
Ramco-Gershenson Properties Trust REIT(b)	3,700	136,900
Realty Income Corp. REIT(b)	23,700	661,230
Redwood Trust, Inc.(b)	900	45,189
Saul Centers, Inc. REIT	1,200	62,304
Senior Housing Properties Trust	20,192	460,983
Sovran Self Storage Inc. REIT	4,800	265,248
Spirit Finance Corp. REIT	14,800	212,972
Strategic Hotels & Resorts, Inc. REIT	18,899	409,163
Sun Communities, Inc.(b)	500	14,880
Sunstone Hotel Investors, Inc. REIT(b)	9,900	282,348
Tanger Factory Outlet Centers, Inc. REIT	7,725	313,171
U-Store-It Trust REIT	3,800	69,958
Ventas, Inc.	3,413	143,892
Washington REIT(b)	9,100	344,526
Winston Hotels, Inc. REIT	4,400	65,208
		16,998,643
Retail — 8.4%
99 Cents Only Stores(a)	31,800	454,740
A.C. Moore Arts & Crafts, Inc.(a)	1,700	34,901
Aeropostale, Inc.(a)	39,200	1,613,080
AFC Enterprises, Inc.(a)	8,873	168,676
American Eagle Outfitters, Inc.	20,141	593,555
AnnTaylor Stores Corp.(a)	4,800	184,704
Applebee's International, Inc.	23,700	644,166
Asbury Automotive Group, Inc.	35,254	1,014,258
AutoNation, Inc.(a)	2,917	59,623
AutoZone, Inc.(a) (b)	5,400	718,416
Barnes & Noble, Inc.	4,300	169,979
bebe stores, Inc.	4,700	82,250
Big 5 Sporting Goods Corp.	2,100	53,760
Big Lots, Inc.(a) (b)	25,323	815,401
Blockbuster, Inc. Cl. A(a) (b)	136,100	843,820
Bob Evans Farms, Inc.(b)	35,077	1,287,326
Books-A-Million, Inc.	8,400	140,112
Brinker International, Inc.	17,815	554,046
Brown Shoe Co., Inc.	32,747	883,514
The Buckle, Inc.	28,953	1,031,306
Buffalo Wild Wings, Inc.(a) (b)	3,845	251,002
Casey's General Stores, Inc.	6,107	153,591
Cash America International, Inc.	25,669	1,107,874

	Number of Shares	Market Value
Casual Male Retail Group, Inc.(a)	13,376	$153,958
Cato Corp. Cl. A	8,651	186,948
CBRL Group, Inc.	23,856	1,063,500
CEC Entertainment, Inc.(a)	24,500	1,020,915
Charlotte Russe Holding, Inc.(a)	5,600	153,048
Charming Shoppes, Inc.(a)	42,813	535,163
CKE Restaurants, Inc.	39,500	802,245
CSK Auto Corp.(a)	14,900	249,724
Darden Restaurants, Inc.	8,200	340,136
Denny's Corp.(a)	43,450	203,781
Dillards, Inc. Cl. A	14,995	519,277
Dollar Tree Stores, Inc.(a)	21,228	834,685
Domino's Pizza, Inc.(b)	42,835	1,381,429
Dress Barn, Inc.(a)	53,390	1,062,995
DSW, Inc. Cl. A(a) (b)	31,600	1,224,816
EZCORP, Inc. Cl. A(a)	9,600	145,440
Family Dollar Stores, Inc.	19,845	631,865
Fred's, Inc.(b)	10,800	155,952
Genesco, Inc.(a)	17,827	903,472
Group 1 Automotive, Inc.	7,156	293,396
Haverty Furniture Companies, Inc.	6,100	77,836
IHOP Corp.	20,691	1,219,114
Insight Enterprises, Inc.(a)	13,432	266,222
Jack in the Box, Inc.(a)	18,571	1,237,200
Jo-Ann Stores, Inc.(a)	8,800	263,560
Longs Drug Stores Corp.	11,217	614,019
Luby's, Inc.(a)	7,950	79,580
McCormick & Schmick's Seafood Restaurants, Inc.(a)	6,927	185,436
Men's Wearhouse, Inc.(b)	12,061	521,879
Movado Group, Inc.	5,300	174,476
O'Charley's, Inc.(a)	8,942	188,766
Office Depot, Inc.(a)	8,700	292,494
OfficeMax, Inc.	8,487	417,730
The Pantry, Inc.(a)	3,035	136,545
Papa John's International, Inc.(a)	2,878	88,383
Payless ShoeSource, Inc.(a)	25,855	824,775
PC Connection, Inc.(a) (b)	7,700	98,791
The PEP Boys - Manny, Moe & Jack	9,500	177,175
RadioShack Corp.(b)	23,600	686,052
Regis Corp.	30,482	1,165,327
Retail Ventures, Inc.(a)	3,502	71,371
Ross Stores, Inc.	18,700	619,905
Ruby Tuesday, Inc.	18,100	484,356
Rush Enterprises, Inc. Cl. A(a)	1,635	34,008
Saks, Inc.	24,900	521,406
Sally Beauty Co., Inc.(a)	32,200	316,204

	Number of Shares	Market Value
School Specialty, Inc.(a)	1,000	$32,980
Select Comfort Corp.(a) (b)	6,707	124,348
Shoe Carnival, Inc.(a)	9,121	286,764
Smart & Final, Inc.(a)	2,100	45,696
Sonic Automotive, Inc.	30,100	860,559
Stage Stores, Inc.	20,183	445,035
Syms Corp.(a)	2,500	43,975
Systemax, Inc.(b)	6,700	114,101
Wendy's International, Inc.	17,100	644,670
West Marine, Inc.(a) (b)	3,700	54,390
Wet Seal, Inc. Cl. A(a)	31,868	190,571
		38,328,544
Savings & Loans — 1.0%
Astoria Financial Corp.	11,100	294,816
Bankfinancial Corp.	700	11,130
Downey Financial Corp.(b)	5,800	388,310
First Financial Holdings, Inc.	1,100	37,257
First Niagara Financial Group, Inc.	68,464	931,110
FirstFed Financial Corp.(a) (b)	17,293	1,063,174
Flagstar Bancorp, Inc.	4,200	49,560
Franklin Bank Corp.(a) (b)	1,500	23,400
Hudson City Bancorp, Inc.	17,600	234,432
MAF Bancorp, Inc.	16,200	650,430
PFF Bancorp, Inc.	6,895	194,025
Provident Financial Services, Inc.	18,066	309,651
TierOne Corp.	5,330	129,466
Washington Federal, Inc.	6,000	142,260
Westfield Financial, Inc.	3,800	38,380
WSFS Financial Corp.	1,584	102,184
		4,599,585
Semiconductors — 3.4%
Actel Corp.(a)	9,600	140,544
AMIS Holdings, Inc.(a)	45,000	522,000
Amkor Technology, Inc.(a)	85,270	1,192,927
Applied Micro Circuits Corp.(a)	38,900	109,309
Asyst Technologies, Inc.(a)	19,168	137,051
ATMI, Inc.(a) (b)	31,200	965,016
Axcelis Technologies, Inc.(a)	32,000	244,800
Brooks Automation, Inc.(a)	40,300	704,041
Cabot Microelectronics Corp.(a)	1,200	38,568
Cirrus Logic, Inc.(a)	8,333	68,997
Cohu, Inc.	900	18,522
Credence Systems Corp.(a)	15,000	55,650
Emulex Corp.(a)	23,520	493,450
Entegris, Inc.(a)	16,300	191,036
Exar Corp.(a)	8,700	117,276
Fairchild Semiconductor International, Inc.(a)	24,200	425,920

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Hittite Microwave Corp.(a)	17,800	$804,204
Integrated Device Technology, Inc.(a)	9,600	143,808
IPG Photonics Corp.(a)	2,090	38,017
Kulicke & Soffa Industries, Inc.(a)	26,823	267,694
LTX Corp.(a)	29,745	177,280
Micrel, Inc.(a)	105,426	1,323,096
MIPS Technologies, Inc.(a)	1,700	14,586
MKS Instruments, Inc.(a)	47,622	1,283,413
National Semiconductor Corp.	9,700	255,110
Novellus Systems, Inc.(a)	18,300	592,371
ON Semiconductor Corp.(a)	58,000	621,180
Silicon Image, Inc.(a)	14,800	129,648
SiRF Technology Holdings, Inc.(a) (b)	6,800	164,968
Supertex, Inc.(a)	4,281	140,203
Teradyne, Inc.(a) (b)	26,600	464,170
Tessera Technologies, Inc.(a) (b)	24,700	1,056,913
Triquint Semiconductor, Inc.(a)	9,928	51,328
Varian Semiconductor Equipment Associates, Inc.(a)	11,100	736,596
Verigy Ltd.(a)	34,900	881,923
Xilinx, Inc.	9,100	268,268
Zoran Corp.(a)	27,600	548,136
		15,388,019
Software — 3.5%
Actuate Corp.(a)	32,186	182,816
Acxiom Corp.	18,400	415,840
Advent Software, Inc.(a) (b)	11,833	397,115
American Reprographics Co.(a) (b)	500	16,600
Aspen Technology, Inc.(a)	27,780	377,252
Avid Technology, Inc.(a) (b)	2,900	96,425
Blackbaud, Inc.	47,400	1,046,592
BMC Software, Inc.(a)	25,736	833,074
Broadridge Financial Solutions, Inc.(a)	19,000	380,760
Cognos, Inc.(a)	9,100	392,301
Compuware Corp.(a)	63,500	626,745
CSG Systems International, Inc.(a)	55,837	1,495,315
Dendrite International, Inc.(a)	9,700	154,230
Digi International, Inc.(a)	4,270	54,443
Double-Take Software, Inc.(a)	600	10,062
Dun & Bradstreet Corp.	2,000	180,600
Epicor Software Corp.(a)	13,200	191,400

	Number of Shares	Market Value
EPIQ Systems, Inc.(a)	600	$14,178
Fair Isaac Corp.(b)	17,874	638,281
FalconStor Software, Inc.(a)	9,200	105,984
Fiserv, Inc.(a)	15,400	818,818
Glu Mobile, Inc.(a)	1,160	13,033
IMS Health, Inc.	10,600	310,898
infoUSA, Inc.	8,347	78,378
Interactive Intelligence, Inc.(a)	200	2,934
Inter-Tel, Inc.	1,100	27,742
INVESTools, Inc.(a)	18,192	247,957
JDA Software Group, Inc.(a)	945	16,821
Keane, Inc.(a)	14,900	208,898
ManTech International Corp. Cl. A(a)	21,100	647,348
MicroStrategy, Inc. Cl. A(a) (b)	12,868	1,463,864
Omnicell, Inc.(a)	12,804	293,724
Open Text Corp.(a) (b)	35,930	827,109
Opnet Technologies, Inc. (a)	3,700	41,625
Parametric Technology Corp.(a)	17,600	312,752
Phase Forward, Inc.(a)	9,318	147,970
Quality Systems, Inc.(b)	9,600	388,512
Quest Software, Inc.(a) (b)	36,200	615,762
SPSS, Inc.(a) (b)	7,799	285,911
Sybase, Inc.(a)	24,800	599,912
SYNNEX Corp.(a)	3,500	68,425
THE9 Ltd. ADR (Cayman Islands)(a) (b)	9,900	405,009
Total System Services, Inc.(b)	12,100	375,826
Ultimate Software Group, Inc.(a)	3,900	107,640
VA Software Corp.(a)	3,960	14,375
Verint Systems, Inc.(a)	700	20,125
Wind River Systems, Inc.(a)	20,900	205,447
		16,156,828
Telecommunications — 4.8%
ADTRAN, Inc.	49,000	1,247,050
Aeroflex, Inc.(a)	10,700	150,228
Alaska Communications Systems Group, Inc.	18,274	290,557
Anaren, Inc.(a)	7,623	144,227
Arris Group, Inc.(a)	123,900	1,836,198
Aruba Networks, Inc.(a) (b)	3,500	47,845
Atheros Communications, Inc.(a) (b)	12,600	337,554
Atlantic Tele-Network, Inc.	1,400	35,336
Avaya, Inc.(a)	49,100	634,372
BigBand Networks, Inc.(a)	12,600	257,922
Cbeyond, Inc.(a) (b)	23,800	827,764
C-COR, Inc.(a) (b)	17,500	215,600

	Number of Shares	Market Value
Cellcom Israel Ltd.(a)	13,840	$276,385
Centennial Communications Corp.(a)	6,600	54,978
CenturyTel, Inc.	16,219	746,885
Cincinnati Bell, Inc.(a)	273,491	1,386,599
Citizens Communications Co.	40,966	637,841
CommScope, Inc.(a)	23,433	1,093,149
Comtech Telecommunications(a) (b)	20,300	768,355
Consolidated Communications Holdings, Inc.	9,850	195,917
CT Communications, Inc.	8,741	213,368
Ditech Networks, Inc.(a)	10,000	87,000
Dobson Communications Corp. Cl. A(a)	43,400	395,374
Embarq Corp.(b)	13,700	822,548
EMS Technologies, Inc.(a)	6,952	130,559
Extreme Networks, Inc.(a)	34,200	139,878
Fairpoint Communications, Inc.	3,318	62,246
Foundry Networks, Inc.(a)	9,600	145,152
General Communication, Inc. Cl. A(a)	19,969	284,159
Golden Telecom, Inc.(b)	7,600	445,436
Harmonic, Inc.(a)	20,300	167,881
Hypercom Corp.(a)	19,329	112,301
InterDigital Communications Corp.(a) (b)	48,850	1,606,188
Iowa Telecommunications Services, Inc.(b)	11,600	235,596
Knology, Inc.(a)	5,294	96,668
Loral Space & Communications(a)	3,100	148,707
MetroPCS Communications, Inc.(a) (b)	14,700	412,335
Netgear, Inc.(a)	12,900	433,569
Network Equipment Technologies, Inc.(a)	2,200	23,650
North Pittsburgh Systems, Inc.	2,429	50,426
Novatel Wireless, Inc.(a)	12,200	221,918
Oplink Communications, Inc.(a)	5,127	84,954
PAETEC Holding Corp.(a)	22,400	233,632
Polycom, Inc.(a)	19,996	665,867
Premiere Global Services, Inc.(a)	20,900	254,353
RF Micro Devices, Inc.(a) (b)	10,800	67,500
Savvis, Inc.(a)	1,539	79,366
Sonus Networks, Inc.(a)	106,200	820,926
Switch & Data Facilities Co., Inc.(a)	190	3,483

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Market Value
Symmetricom, Inc.(a)	100	$817
Telephone and Data Systems, Inc.	11,500	654,925
USA Mobility, Inc.	10,600	226,416
UTStarcom, Inc.(a) (b)	108,300	773,262
Viasat, Inc.(a)	13,803	473,443
		21,758,665
Textiles — 0.0%
Angelica Corp.	200	5,208
Unifirst Corp./MA	2,100	88,368
		93,576
Toys, Games & Hobbies — 0.6%
Hasbro, Inc.	20,900	660,649
JAKKS Pacific, Inc.(a) (b)	8,800	211,464
Marvel Entertainment, Inc.(a) (b)	20,708	611,507
Mattel, Inc.	33,100	936,730
RC2 Corp.(a)	3,900	155,454
Topps Co. (The), Inc.	500	4,955
		2,580,759
Transportation — 2.6%
ABX Air, Inc.(a)	17,100	111,492
American Commercial Lines, Inc.(a) (b)	7,600	223,972
Atlas Air Worldwide Holdings, Inc.(a)	5,600	322,112
Con-way, Inc.	9,200	502,596
EGL, Inc.(a)	12,154	482,271
Frontline Ltd.	8,300	313,657
Genco Shipping & Trading Ltd.	200	7,152
General Maritime Corp.	23,322	747,937
Gulfmark Offshore, Inc.(a)	17,000	814,300
Horizon Lines, Inc. Cl. A	30,800	1,047,508
Hub Group, Inc. Cl. A(a)	48,543	1,747,548
Kansas City Southern(a)	14,700	546,105
Knightsbridge Tankers Ltd.	1,600	46,656
Laidlaw International, Inc.	20,325	696,131
Landstar System, Inc.	5,500	265,705
OMI Corp.	37,959	1,103,468
Overseas Shipholding Group, Inc.	8,400	594,720
P.A.M. Transportation Services, Inc.(a)	400	7,628
Pacer International, Inc.	11,700	298,935
Saia, Inc.(a)	4,861	136,302
Ship Finance International Ltd.(b)	4,100	121,934
Swift Transportation Co., Inc.(a)	40,357	1,262,367
Teekay Shipping Corp.	5,200	310,180

	Number of Shares	Market Value
YRC Worldwide, Inc.(a)	8,100	$322,299
		12,032,975
TOTAL EQUITIES (Cost $399,310,933)		452,936,669
	Principal Amount
SHORT-TERM INVESTMENTS — 16.7%
Cash Equivalents — 15.5%(d)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	$874,490	874,490
American Beacon Money Market Fund(c)	2,855,155	2,855,155
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	2,186,225	2,186,225
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	1,093,112	1,093,112
Bank of America 5.270% 05/07/2007	1,093,112	1,093,112
Bank of America 5.270% 05/08/2007	1,093,112	1,093,112
Bank of America 5.270% 06/18/2007	546,556	546,556
Bank of America 5.270% 06/19/2007	546,556	546,556
Bank of America 5.310% 05/17/2007	327,934	327,934
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	983,801	983,801
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	327,934	327,934
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	874,490	874,490
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	655,868	655,868
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	437,245	437,245
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	1,093,112	1,093,112
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	218,622	218,622

	Principal Amount	Market Value
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	$218,623	$218,623
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	218,622	218,622
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	874,490	874,490
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	983,801	983,801
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	765,179	765,179
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	1,093,113	1,093,113
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	437,245	437,245
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	327,934	327,934
BGI Institutional Money Market Fund(c)	765,179	765,179
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	765,179	765,179
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	546,556	546,556
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	2,011,327	2,011,327
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	546,556	546,556
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	2,176,970	2,176,970
Den Danske Bank Commercial Paper 5.282% 05/23/2007	1,083,849	1,083,849
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	1,093,112	1,093,112
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	546,556	546,556
Dreyfus Cash Management Plus Money Market Fund(c)	655,868	655,868

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Principal Amount	Market Value
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	$1,093,112	$1,093,112
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	655,868	655,868
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	655,868	655,868
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	1,202,424	1,202,424
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	1,093,112	1,093,112
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	546,556	546,556
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	1,093,113	1,093,113
Freddie Mac Agency Discount Note 5.184% 06/25/2007	215,211	215,211
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)	126,938	126,938
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	874,490	874,490
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	1,311,735	1,311,735
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	1,093,112	1,093,112
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	2,120,638	2,120,638
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	1,639,669	1,639,669
Morgan Stanley & Co. 5.320% 08/01/2007	983,801	983,801
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	546,556	546,556
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	655,868	655,868

	Principal Amount	Market Value
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	$1,421,046	$1,421,046
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	1,639,669	1,639,669
Reserve Primary Money Market Fund(c)	2,076,914	2,076,914
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	1,748,980	1,748,980
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	327,934	327,934
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	437,245	437,245
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	874,490	874,490
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	1,311,735	1,311,735
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	765,179	765,179
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	874,490	874,490
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	546,556	546,556
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	655,868	655,868
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	546,556	546,556
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	655,868	655,868
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	874,490	874,490
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	51,509	51,509
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	1,421,046	1,421,046

	Principal Amount	Market Value
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	$109,311	$109,311
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	2,186,225	2,186,225
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	2,186,225	2,186,225
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	1,093,112	1,093,112
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	655,868	655,868
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	1,093,112	1,093,112
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	1,093,112	1,093,112
		70,872,094
Repurchase Agreements — 1.2%
Investors Bank & Trust Company Repurchase Agreement, dated 4/30/2007, 3.51%, due 5/1/2007(e)	5,235,850	5,235,850
TOTAL SHORT-TERM INVESTMENTS (Cost $76,107,944)		76,107,944
TOTAL INVESTMENTS — 115.9% (Cost $475,418,877)(f)		529,044,613
Other Assets/ (Liabilities) — (15.9%)		(72,476,214)
NET ASSETS — 100.0%		$456,568,399

Notes to Portfolio of Investments

CAD - Canadian Dollar

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Amount represents shares owned of the fund.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of 5,236,360. Collateralized by a U.S. Government Agency obligation, with a rate of 8.25%, maturity date of 12/25/2028 and an aggregate market value, including accrued interest, of 5,497,642.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund — Portfolio of Investments

April 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.2%
COMMON STOCK — 98.4%
Advertising — 0.8%
Getty Images, Inc.(a)	46,400	$2,412,800
WPP Group PLC	267,700	3,951,323
		6,364,123
Aerospace & Defense — 4.3%
Boeing Co.	55,600	5,170,800
Empresa Brasileira de Aeronautica SA ADR (Brazil)(b)	159,700	7,491,527
European Aeronautic Defense and Space Co.(b)	239,020	7,637,851
Lockheed Martin Corp.	45,400	4,364,756
Northrop Grumman Corp.	50,400	3,709,944
Raytheon Co.	83,300	4,459,882
		32,834,760
Apparel — 0.8%
Burberry Group PLC	258,650	3,538,527
Coach, Inc.(a)	57,800	2,822,374
		6,360,901
Auto Manufacturers — 1.7%
Bayerische Motoren Werke AG	121,850	7,505,106
Toyota Motor Corp.	88,630	5,394,702
		12,899,808
Banks — 6.0%
BNP Paribas SA	17,710	2,044,392
HSBC Holdings PLC	400,492	7,347,574
ICICI Bank, Ltd., Sponsored ADR (India)(b)	46,500	1,902,780
Northern Trust Corp.	115,800	7,289,610
Resona Holdings, Inc.(b)	1,028	2,317,707
Royal Bank of Scotland Group PLC	308,968	11,785,681
Societe Generale Cl. A	38,901	8,212,598
Sumitomo Mitsui Financial Group, Inc.	580	5,070,208
		45,970,550
Beverages — 2.4%
Cia de Bebidas das Americas, ADR (Brazil)(b)	93,600	5,468,112
Diageo PLC	213,822	4,495,074
Fomento Econonico Mexicano SAB	481,600	5,196,408
Grupo Modelo SA Cl. C	660,900	3,418,657
		18,578,251

	Number of Shares	Market Value
Biotechnology — 1.6%
3SBio, Inc., Sponsored ADR (China)(a)	33,100	$334,310
Affymetrix, Inc.(a) (b)	64,300	1,689,161
Amgen, Inc.(a)	50,000	3,207,000
Genentech, Inc.(a)	37,400	2,991,626
InterMune, Inc.(a) (b)	52,700	1,523,557
Nektar Therapeutics(a) (b)	44,000	544,280
Nicox SA(a)	40,912	1,084,242
Regeneron Pharmaceuticals, Inc.(a)	34,600	941,120
		12,315,296
Chemicals — 0.3%
Syngenta AG(a) (b)	9,542	1,896,339
Commercial Services — 0.7%
Experian Ltd.	129,601	1,468,629
Secom Company Ltd.	80,500	3,640,006
		5,108,635
Computers — 0.1%
Benq Corp.(a)	2,378,000	904,796
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.	87,000	5,893,380
Diversified Financial — 3.6%
Credit Saison Co., Ltd.	135,120	3,840,696
Credit Suisse Group	149,262	11,713,033
JP Morgan Chase & Co.	75,500	3,933,550
Morgan Stanley	98,800	8,300,188
		27,787,467
Electric — 0.6%
Fortum Oyj	160,900	4,957,195
Electrical Components & Equipment — 1.0%
Emerson Electric Co.	166,200	7,809,738
Electronics — 4.1%
Fanuc Ltd.	21,000	2,053,081
Hoya Corp.	165,400	5,072,365
Keyence Corp.	16,420	3,651,117
Koninklijke Philips Electronics NV	228,700	9,328,829
Kyocera Corp.	40,200	3,902,370
Murata Manufacturing Co., Ltd.	100,210	7,380,195
		31,387,957

	Number of Shares	Market Value
Entertainment — 0.6%
International Game Technology	101,900	$3,886,466
Scientific Games Corp. Cl. A(a) (b)	25,700	855,553
		4,742,019
Foods — 1.9%
Cadbury Schweppes PLC	574,827	7,559,194
Tesco PLC	760,840	6,969,304
		14,528,498
Hand & Machine Tools — 0.2%
Nidec Corp.	27,900	1,763,443
Health Care – Products — 1.8%
Boston Scientific Corp.(a)	284,363	4,390,565
Johnson & Johnson	28,500	1,830,270
Medtronic, Inc.	51,900	2,747,067
Smith & Nephew PLC	371,444	4,630,826
		13,598,728
Holding Company – Diversified — 1.7%
Hutchison Whampoa, Ltd.	278,440	2,678,949
LVMH Moet Hennessy Louis Vuitton SA(b)	91,370	10,612,017
		13,290,966
Home Furnishing — 1.4%
Sony Corp.	198,100	10,542,031
Household Products — 2.2%
Hindustan Lever Ltd.	786,500	3,793,535
Reckitt Benckiser PLC	234,716	12,820,516
		16,614,051
Insurance — 5.2%
ACE Ltd.	77,200	4,590,312
Allianz AG(b)	45,439	10,281,377
American International Group, Inc.	55,700	3,893,987
Berkshire Hathaway, Inc. Cl. B(a)	1,210	4,389,880
Everest Re Group Ltd.	21,200	2,133,568
Manulife Financial Corp.(b)	111,600	4,011,539
Prudential PLC	478,452	7,078,135
XL Capital Ltd. Cl. A	51,100	3,984,778
		40,363,576
Internet — 1.7%
eBay, Inc.(a)	354,600	12,035,124
Yahoo!, Inc.(a)	50,600	1,418,824
		13,453,948

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Market Value
Investment Companies — 0.6%
Investor AB Cl. B SEK	184,162	$4,902,142
Leisure Time — 1.5%
Carnival Corp.	191,400	9,357,546
Sega Sammy Holdings, Inc.(b)	101,700	2,294,951
		11,652,497
Manufacturing — 2.8%
3M Co.	89,500	7,407,915
Siemens AG	119,515	14,396,009
		21,803,924
Media — 4.4%
Dish TV India, Ltd.(a)	500,998	1,300,867
Grupo Televisa SA Sponsored ADR (Mexico)	297,900	8,356,095
Pearson PLC	210,480	3,587,184
Singapore Press Holdings, Ltd.	616,800	1,759,372
Sirius Satellite Radio, Inc.(a) (b)	1,811,676	5,362,561
The Walt Disney Co.	208,900	7,307,322
ZEE Entertainment Enterprise Ltd.	871,302	6,134,696
Zee News Ltd.(a)	393,915	379,642
		34,187,739
Office Equipment/Supplies — 0.4%
Canon, Inc.	53,150	2,968,908
Oil & Gas — 4.4%
BP PLC, Sponsored ADR (United Kingdom)	84,900	5,715,468
Chevron Corp.	68,800	5,351,952
Husky Energy, Inc.(b)	120,800	9,164,063
Neste Oil Oyj(b)	19,525	689,975
Total SA (France)	55,260	4,069,486
Transocean, Inc.(a)	100,900	8,697,580
		33,688,524
Oil & Gas Services — 1.1%
Technip SA(b)	116,050	8,542,561
Pharmaceuticals — 5.7%
Atherogenics, Inc.(a) (b)	149,900	502,165
Chugai Pharmaceutical Co., Ltd.(b)	127,800	3,255,964
Gilead Sciences, Inc.(a)	84,600	6,913,512
Novartis AG	66,973	3,895,400
Novo Nordisk A/S Cl. B	27,700	2,699,679
Nuvelo, Inc.(a)	41,600	156,000
Roche Holding AG	51,713	9,746,672
Sanofi-Aventis	122,520	11,221,843
Shionogi & Co., Ltd.	192,800	3,758,442

	Number of Shares	Market Value
Theravance, Inc.(a)	55,000	$1,822,150
		43,971,827
Retail — 6.5%
Bulgari SpA	256,300	3,901,326
Hennes & Mauritz AB Cl. B(b)	257,600	16,954,237
Inditex SA	128,800	7,875,244
McDonald's Corp.	107,300	5,180,444
Seven & I Holdings Co., Ltd.	84,111	2,421,397
Tiffany & Co.	150,100	7,158,269
Wal-Mart Stores, Inc.(b)	144,200	6,910,064
		50,400,981
Semiconductors — 6.1%
Advanced Micro Devices, Inc.(a) (b)	460,000	6,357,200
Altera Corp.(a) (b)	230,800	5,202,232
Cree, Inc.(a) (b)	162,700	3,319,080
International Rectifier Corp.(a)	70,900	2,501,352
Linear Technology Corp.(b)	95,600	3,577,352
Maxim Integrated Products, Inc.	186,600	5,918,952
MediaTek, Inc.	511,400	6,355,119
Samsung Electronics Co., Ltd.	7,531	4,603,541
Taiwan Semiconductor Manufacturing Co. Ltd.	2,229,750	4,538,372
Xilinx, Inc.(b)	154,200	4,545,816
		46,919,016
Shipbuilding — 0.6%
Hyundai Heavy Industries Co., Ltd.	17,985	4,550,349
Software — 7.4%
Adobe Systems, Inc.(a)	194,200	8,070,952
Automatic Data Processing, Inc.	173,000	7,743,480
Broadridge Financial Solutions, Inc.(a)	44,000	881,760
Infosys Technologies Ltd.	173,997	8,636,584
Intuit, Inc.(a)	238,000	6,771,100
Microsoft Corp.	445,100	13,326,294
SAP AG(b)	175,456	8,437,132
Square Enix Co., Ltd.	107,900	2,745,862
		56,613,164
Telecommunications — 10.8%
Cisco Systems, Inc.(a)	122,700	3,280,998
Corning, Inc.(a)	338,100	8,019,732
Juniper Networks, Inc.(a) (b)	416,900	9,321,884
KDDI Corp.	1,057	8,290,515
SK Telecom Co. Ltd. ADR (South Korea)(b)	262,300	6,512,909

	Number of Shares	Market Value
Tandberg ASA(b)	212,700	$4,479,233
Telefonaktiebolaget LM Ericsson Cl. B(b)	7,410,600	28,133,075
Vodafone Group PLC	5,141,156	14,587,973
Wire & Wireless India Data(a)	435,651	876,777
		83,503,096
Toys, Games & Hobbies — 0.6%
Nintendo Co., Ltd.	13,900	4,320,464
TOTAL COMMON STOCK (Cost $582,526,989)		757,991,648
PREFERRED STOCK — 0.8%
Auto Manufacturers
Porsche AG	3,819	6,383,372
TOTAL PREFERRED STOCK (Cost $2,434,620)		6,383,372
TOTAL EQUITIES (Cost $584,961,609)		764,375,020
	Principal Amount
SHORT-TERM INVESTMENTS — 17.9%
Cash Equivalents — 17.7%(d)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	$1,682,860	1,682,860
American Beacon Money Market Fund(c)	5,494,430	5,494,430
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	4,207,151	4,207,151
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	2,103,576	2,103,576
Bank of America 5.270% 05/07/2007	2,103,576	2,103,576
Bank of America 5.270% 05/08/2007	2,103,576	2,103,576
Bank of America 5.270% 06/18/2007	1,051,788	1,051,788
Bank of America 5.270% 06/19/2007	1,051,788	1,051,788
Bank of America 5.310% 05/17/2007	631,073	631,073
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	1,893,218	1,893,218

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund — Portfolio of Investments (Continued)

	Principal Amount	Market Value
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	$631,073	$631,073
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	1,682,860	1,682,860
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	1,262,145	1,262,145
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	841,430	841,430
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	2,103,576	2,103,576
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	420,715	420,715
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	420,715	420,715
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	420,715	420,715
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	1,682,860	1,682,860
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	1,893,218	1,893,218
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	1,472,503	1,472,503
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	2,103,576	2,103,576
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	841,430	841,430
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	631,073	631,073
BGI Institutional Money Market Fund(c)	1,472,503	1,472,503
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	1,472,503	1,472,503
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	1,051,788	1,051,788
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	3,870,579	3,870,579

	Principal Amount	Market Value
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	$1,051,788	$1,051,788
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	4,189,342	4,189,342
Den Danske Bank Commercial Paper 5.282% 05/23/2007	2,085,749	2,085,749
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	2,103,576	2,103,576
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	1,051,788	1,051,788
Dreyfus Cash Management Plus Money Market Fund(c)	1,262,145	1,262,145
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	2,103,576	2,103,576
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	1,262,145	1,262,145
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	1,262,145	1,262,145
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	2,313,933	2,313,933
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	2,103,576	2,103,576
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	1,051,788	1,051,788
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	2,103,576	2,103,576
Freddie Mac Agency Discount Note 5.184% 06/25/2007	414,150	414,150
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)	244,279	244,279
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	1,682,860	1,682,860

	Principal Amount	Market Value
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	$2,524,291	$2,524,291
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	2,103,576	2,103,576
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	4,080,937	4,080,937
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	3,155,363	3,155,363
Morgan Stanley & Co. 5.320% 08/01/2007	1,893,218	1,893,218
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	1,051,788	1,051,788
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	1,262,145	1,262,145
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	2,734,648	2,734,648
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	3,155,363	3,155,363
Reserve Primary Money Market Fund(c)	3,996,794	3,996,794
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	3,365,721	3,365,721
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	631,073	631,073
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	841,430	841,430
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	1,682,860	1,682,860
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	2,524,291	2,524,291
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	1,472,503	1,472,503
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	1,682,860	1,682,860

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund — Portfolio of Investments (Continued)

	Principal Amount	Market Value
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	$1,051,788	$1,051,788
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	1,262,145	1,262,145
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	1,051,788	1,051,788
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	1,262,145	1,262,145
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	1,682,860	1,682,860
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	99,123	99,123
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	2,734,648	2,734,648
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	210,358	210,358
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	4,207,151	4,207,151
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	4,207,151	4,207,151
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	2,103,576	2,103,576
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	1,262,145	1,262,145
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	2,103,576	2,103,576
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	2,103,576	2,103,576
		136,385,605

	Principal Amount	Market Value
Repurchase Agreements — 0.2%
Investors Bank & Trust Company Repurchase Agreement, dated 4/30/2007, 3.51%, due 5/1/2007(e)	$1,451,923	$1,451,923
TOTAL SHORT-TERM INVESTMENTS (Cost $137,837,528)		137,837,528
TOTAL INVESTMENTS — 117.1% (Cost $722,799,137)(f)		902,212,548
Other Assets/ (Liabilities) — (17.1%)		(131,525,595)
NET ASSETS — 100.0%		$770,686,953

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Amount represents shares owned of the fund.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $1,452,064. Collateralized by a U.S. Government Agency obligation with a rate of 8.875%, maturity date of 8/25/2016, and an aggregate market value, including accrued interest, of $1,542,519.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund — Portfolio of Investments

April 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.5%
COMMON STOCK — 98.4%
Aerospace & Defense — 1.1%
Embraer-Empresa Bras de Aeronautica	1,205,819	$14,244,761
Airlines — 0.5%
Easy Jet PLC(a)	423,104	5,924,088
Apparel — 0.9%
Burberry Group PLC	59,963	820,339
Puma AG Rudolf Dassler Sport(b)	22,836	10,325,743
		11,146,082
Auto Manufacturers — 2.2%
Bayerische Motoren Werke AG	160,319	9,874,527
Honda Motor Co. Ltd.	181,426	6,238,527
Toyota Motor Corp.	174,700	10,633,582
		26,746,636
Automotive & Parts — 1.7%
Continental AG(b)	154,047	21,488,201
Banks — 7.3%
Anglo Irish Bank Corp. PLC	933,126	20,960,156
Commerzbank AG	123,276	6,152,632
ICICI Bank, Ltd., Sponsored ADR (India)(b)	267,075	10,928,709
Joyo Bank Ltd.	865,000	5,298,011
Mitsubishi Tokyo Financial Group, Inc.	1,227	12,816,043
Royal Bank of Scotland Group PLC	355,859	13,574,353
Societe Generale Cl. A	55,534	11,724,079
UniCredito Italiano SpA	538,400	5,504,595
UniCredito Italiano SpA	289,785	2,970,696
		89,929,274
Beverages — 1.9%
Carlsberg AS Cl. B	60,900	6,801,064
Foster's Group Ltd.	359,576	1,890,688
Heineken NV	92,400	4,922,528
Pernod-Ricard SA	47,644	10,095,835
		23,710,115
Biotechnology — 3.1%
CSL, Ltd., Australia	99,100	7,117,910
Marshall Edwards, Inc.(a) (b)	1,433,580	5,046,202
Marshall Edwards, Inc.(c)	278,300	979,616

	Number of Shares	Market Value
Nicox SA(a) (b)	953,123	$25,259,483
		38,403,211
Building Materials — 0.5%
Sika AG	3,380	6,545,109
Chemicals — 1.3%
Filtrona PLC	711,462	4,101,277
Nufarm Ltd.	842,516	8,675,488
Syngenta AG(a) (b)	14,024	2,787,074
		15,563,839
Commercial Services — 5.0%
BTG PLC(a)	1,169,251	3,378,831
Bunzl PLC	842,622	11,893,855
Capita Group PLC	1,776,032	24,864,157
Dignity PLC	302,010	4,403,576
Experian Ltd.	492,568	5,581,744
Prosegur, Compania de Seguridad SA	241,929	8,978,890
Randstad Holdings NV	30,256	2,354,872
		61,455,925
Computers — 0.8%
Logitech International(a) (b)	348,982	9,417,581
Cosmetics & Personal Care — 0.7%
L'Oreal SA(b)	73,760	8,817,214
Diversified Financial — 4.4%
Collins Stewart PLC(a)	1,472,681	7,388,026
Credit Saison Co., Ltd.	220,600	6,270,408
Credit Suisse Group	78,776	6,185,027
Housing Development Finance Corp.	151,500	6,068,764
Marschollek Lautenschlaeger und Partner AG(b)	107,815	2,661,000
Mediobanca SpA	179,600	4,139,266
Tullett Prebon PLC(a)	1,303,861	13,084,630
UBS AG Registered	143,913	9,319,183
		55,116,304
Electric — 0.3%
Fortum Oyj	111,000	3,419,817
Electrical Components & Equipment — 0.5%
Ushio, Inc.(b)	327,800	6,418,132
Electronics — 3.5%
Art Advanced Research Technologies, Inc.(a)	3,163,727	1,275,868
Art Advanced Resh Technologies	2,653,076	1,069,933

	Number of Shares	Market Value
Art Advanced Technologies Preferred	836,671	$337,413
Hoya Corp.	323,400	9,917,792
Keyence Corp.	49,409	10,986,481
Koninklijke Philips Electronics NV	115,400	4,707,245
Nippon Electric Glass Co., Ltd.	204,000	3,493,342
Omron Corp.	170,921	4,572,922
Pheonix Meccano	15,453	7,215,564
		43,576,560
Energy – Alternate Sources — 0.3%
Ceres Power Holdings PLC(a)	928,300	4,267,028
Engineering & Construction — 3.6%
ABB Ltd.	1,162,621	23,216,991
Boskalis Westminster	68,519	7,571,918
Leighton Holdings Ltd.	337,664	9,613,141
Vinci SA(b)	24,740	3,958,603
		44,360,653
Entertainment — 0.4%
William Hill PLC	408,380	4,842,824
Foods — 2.7%
Barry Callebaut AG(a)	16,686	13,756,595
Cadbury Schweppes PLC	324,493	4,267,206
Morrison (WM) Supermarkets	542,604	3,300,373
Nestle SA	11,503	4,553,281
Royal Numico NV	49,579	2,731,219
Woolworths Ltd.	205,671	4,796,444
		33,405,118
Hand & Machine Tools — 0.9%
Nidec Corp.	171,700	10,852,446
Health Care – Products — 6.4%
Cie Generale d'Optique Essilor International SA	49,130	5,894,383
Luxottica Group SpA(b)	301,100	10,452,723
Ortivus AB, A Shares(a)	114,300	202,161
Ortivus AB, B Shares(a)	859,965	2,032,274
Phonak Holding AG Registered	123,925	10,953,690
Straumann Holding AG Registered(b)	24,696	7,211,022
Synthes, Inc.	39,397	5,151,593
Terumo Corp.	153,000	6,180,555
William Demant Holding(a) (b)	320,600	30,737,590
		78,815,991

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Market Value
Home Furnishing — 1.9%
SEB SA	60,953	$11,308,031
Sony Corp.	222,600	11,845,816
		23,153,847
Insurance — 2.2%
Allianz AG(b)	35,019	7,923,668
AMP Ltd.	583,125	5,156,676
Prudential PLC	332,261	4,915,411
QBE Insurance Group Ltd.	379,300	9,600,529
		27,596,284
Internet — 1.7%
United Internet AG Registered	189,869	3,483,267
Yahoo! Japan Corp.(b)	51,027	17,681,211
		21,164,478
Leisure Time — 1.1%
Carnival Corp.	175,300	8,570,417
Ducati Motor Holding SpA(a)	2,370,700	4,592,570
		13,162,987
Machinery – Construction & Mining — 0.6%
Takeuchi Manufacturing Co., Ltd.(b)	197,842	8,076,935
Machinery – Diversified — 1.2%
Alstom(a)	99,730	14,753,080
Manufacturing — 2.6%
Aalberts Industries NV(b)	212,778	22,506,698
Siemens AG	83,848	10,099,791
		32,606,489
Media — 4.3%
British Sky Broadcasting Group PLC	392,565	4,481,328
Dish TV India, Ltd.(a)	574,598	1,491,973
Gestevision Telecinco SA(a) (b)	66,787	2,005,511
Grupo Televisa SA Sponsored ADR (Mexico)	295,700	8,294,385
Mediaset SpA(b)	1,436,900	16,193,304
Publishing & Broadcasting	136,114	2,298,357
Societe Television Francaise 1(b)	90,710	3,102,113
Vivendi SA(b)	182,130	7,487,732
ZEE Entertainment Enterprise Ltd.	999,302	7,035,923
Zee News Ltd.(a)	472,897	455,762
		52,846,388

	Number of Shares	Market Value
Mining — 3.2%
Cia Vale do Rio Doce Sponsored ADR (Brazil)(b)	435,900	$14,903,421
Impala Platinum Holdings Ltd.	494,200	15,735,037
Rio Tinto PLC	140,805	8,556,500
		39,194,958
Office Equipment/Supplies — 0.9%
Canon, Inc.	195,600	10,926,028
Oil & Gas — 2.2%
BG Group PLC	629,420	9,054,759
BP PLC, Sponsored ADR (United Kingdom)	107,800	7,257,096
Total SA (France)	154,870	11,405,019
		27,716,874
Oil & Gas Services — 1.4%
Technip SA(b)	230,850	16,993,109
Pharmaceuticals — 4.3%
Astellas Pharma, Inc.	58,470	2,549,207
GlaxoSmithKline PLC	76,545	2,207,640
H. Lundbeck AS(b)	53,700	1,286,544
NeuroSearch A/S(a) (b)	235,079	11,965,274
Novogen Ltd.(a)	4,207,679	8,409,589
Roche Holding AG	41,970	7,910,348
Sanofi-Aventis	78,503	7,190,241
Santhera Pharmaceuticals- Registered(a)	25,646	2,335,005
Shionogi & Co., Ltd.	187,000	3,645,377
Takeda Pharmaceutical Co. Ltd.	85,100	5,511,332
		53,010,557
Real Estate — 2.9%
Daito Trust Construction Co., Ltd.	160,412	7,364,860
DIC Asset AG(b)	141,580	5,832,155
Solidere GDR (Lebanon)(a) (d)	567,387	8,868,259
Sumitomo Realty & Development Co., Ltd.	394,000	14,513,240
		36,578,514
Retail — 5.8%
Carphone Warehouse Group	1,337,880	7,973,632
Compagnie Financiere Richemont AG, A Units	106,827	6,434,561
Hennes & Mauritz AB Cl. B(b)	205,200	13,505,471
Inditex SA	199,600	12,204,182
Next PLC	255,510	11,867,737

	Number of Shares	Market Value
PPR SA	34,270	$5,925,952
The Swatch Group AG Cl. B	27,940	7,976,111
Wolseley PLC	239,860	5,742,375
		71,630,021
Semiconductors — 0.7%
ASM International NV(a) (b)	216,800	5,287,752
Samsung Electronics Co., Ltd.	5,333	3,265,639
		8,553,391
Shipbuilding — 1.0%
Hyundai Heavy Industries Co., Ltd.	50,591	12,827,047
Software — 3.0%
Autonomy Corp. PLC(a)	771,500	11,490,491
Infosys Technologies Ltd.	235,138	11,671,403
Sage Group PLC (The)	914,110	4,778,903
SAP AG	146,794	7,058,865
Square Enix Co., Ltd.(b)	103,600	2,636,435
		37,636,097
Telecommunications — 5.3%
KDDI Corp.	887	6,957,130
Nokia Oyj(a) (b)	177,800	4,483,203
Tandberg ASA(b)	920,300	19,380,527
Telefonaktiebolaget LM Ericsson Cl. B(b)	7,083,000	26,889,397
Vodafone Group PLC	2,309,680	6,553,691
Wire & Wireless India Data(a)	523,001	1,052,575
		65,316,523
Toys, Games & Hobbies — 1.0%
Nintendo Co., Ltd.	39,000	12,122,166
Transportation — 0.4%
Tsakos Energy Navigation Ltd.(b)	84,994	4,857,407
Venture Capital — 0.7%
3i Group PLC	359,761	8,235,496
TOTAL COMMON STOCK (Cost $776,306,218)		1,217,425,585
PREFERRED STOCK — 1.1%
Auto Manufacturers — 0.6%
Porsche AG	4,186	6,996,804
Insurance — 0.5%
Ceres Group, Inc.(c)	66,772	434,018
Ceres Group, Inc., Series C(c)	900,000	5,850,000
Ceres Group, Inc., Series D(a) (c)	29,700	193,050

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Market Value
Ceres, Inc. Preferred-Class C1(c)	30,048	$195,312
		6,672,380
TOTAL PREFERRED STOCK (Cost $8,408,649)		13,669,184
TOTAL EQUITIES (Cost $784,714,867)		1,231,094,769
WARRANTS — 0.0%
Biotechnology Marshall Edwards, Inc.(c)	97,405	150,333
TOTAL WARRANTS (Cost $0)		150,333
TOTAL LONG TERM INVESTMENTS (Cost $784,714,867)		1,231,245,102
	Principal Amount
SHORT-TERM INVESTMENTS — 21.4%
Cash Equivalents — 20.5%(g)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	$3,138,456	3,138,456
American Beacon Money Market Fund(e)	10,246,857	10,246,857
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	7,846,138	7,846,138
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	3,923,070	3,923,070
Bank of America 5.270% 05/07/2007	3,923,069	3,923,069
Bank of America 5.270% 05/08/2007	3,923,070	3,923,070
Bank of America 5.270% 06/18/2007	1,961,534	1,961,534
Bank of America 5.270% 06/19/2007	1,961,535	1,961,535
Bank of America 5.310% 05/17/2007	1,176,921	1,176,921
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	3,530,763	3,530,763
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	1,176,921	1,176,921

	Principal Amount	Market Value
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	$3,138,455	$3,138,455
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	2,353,842	2,353,842
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	1,569,228	1,569,228
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	3,923,070	3,923,070
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	784,614	784,614
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	784,614	784,614
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	784,614	784,614
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	3,138,456	3,138,456
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	3,530,763	3,530,763
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	2,746,149	2,746,149
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	3,923,070	3,923,070
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	1,569,228	1,569,228
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	1,176,921	1,176,921
BGI Institutional Money Market Fund(e)	2,746,149	2,746,149
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	2,746,149	2,746,149
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	1,961,535	1,961,535
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	7,218,448	7,218,448
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	1,961,535	1,961,535

	Principal Amount	Market Value
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	$7,812,925	$7,812,925
Den Danske Bank Commercial Paper 5.282% 05/23/2007	3,889,824	3,889,824
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	3,923,070	3,923,070
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	1,961,535	1,961,535
Dreyfus Cash Management Plus Money Market Fund(e)	2,353,842	2,353,842
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	3,923,070	3,923,070
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	2,353,842	2,353,842
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	2,353,842	2,353,842
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	4,315,377	4,315,377
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	3,923,070	3,923,070
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	1,961,535	1,961,535
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	3,923,070	3,923,070
Freddie Mac Agency Discount Note 5.184% 06/25/2007	772,371	772,371
Goldman Sachs Financial Square Prime Obligations Money Market Fund(e)	455,569	455,569
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	3,138,456	3,138,456
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	4,707,684	4,707,684

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Market Value
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	$3,923,070	$3,923,070
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	7,610,755	7,610,755
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	5,884,605	5,884,605
Morgan Stanley & Co. 5.320% 08/01/2007	3,530,763	3,530,763
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	1,961,535	1,961,535
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	2,353,842	2,353,842
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	5,099,991	5,099,991
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	5,884,605	5,884,605
Reserve Primary Money Market Fund(e)	7,453,832	7,453,832
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	6,276,912	6,276,912
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	1,176,921	1,176,921
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	1,569,228	1,569,228
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	3,138,456	3,138,456
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	4,707,684	4,707,684
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	2,746,149	2,746,149
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	3,138,456	3,138,456
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	1,961,534	1,961,534
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	2,353,841	2,353,841

	Principal Amount	Market Value
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	$1,961,535	$1,961,535
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	2,353,841	2,353,841
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	3,138,455	3,138,455
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	184,860	184,860
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	5,099,990	5,099,990
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	392,307	392,307
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	7,846,138	7,846,138
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	7,846,138	7,846,138
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	3,923,069	3,923,069
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	2,353,842	2,353,842
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	3,923,070	3,923,070
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	3,923,070	3,923,070
		254,352,750
Repurchase Agreements — 0.9%
Investors Bank & Trust Company Repurchase Agreement, dated 4/30/2007, 3.51%, due 5/1/2007(h)	11,110,293	11,110,293
TOTAL SHORT-TERM INVESTMENTS (Cost $265,463,043)		265,463,043
TOTAL INVESTMENTS — 120.9% (Cost $1,050,177,910)(i)		1,496,708,145
Other Assets/ (Liabilities) — (20.9%)		(258,927,172)
NET ASSETS — 100.0%		$1,237,780,973

Notes to Portfolio of Investments

ADR - American Depository Receipt

GDR - Global Depository Receipt

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  This security is valued in good faith under procedures established by the Board of Trustees.

(d)  Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to a value of $8,868,259 or 0.7% of net assets.

(e)  Amount represents shares owned of the fund.

(g)  Represents investments of security lending collateral. (Note 2).

(h)  Maturity value of $11,111,376.67. Collateralized by a U.S Government Agency obligation with a rate of 3.804%, maturity date of 10/01/2033, and an aggregate market value, including accrued interest, of $11,665,808.

(i)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund — Portfolio of Investments

April 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 90.7%
COMMON STOCK — 88.8%
Aerospace & Defense — 1.8%
Rolls-Royce Group Cl. B	4,823,379	$9,614
Rolls-Royce Group PLC(a)	91,865	875,015
		884,629
Apparel — 1.8%
Ports Design Ltd.	319,000	898,169
Automotive & Parts — 1.9%
Continental AG(b)	6,492	903,180
Banks — 14.5%
Anglo Irish Bank Corp. PLC	40,495	907,593
Banca Popolare Di Milano	53,774	901,071
Bank of Ireland (Great Britain)	8,689	185,644
Bank of Ireland (Ireland)	31,439	676,431
Danske Bank A/S	18,999	884,130
Julius Baer Holding AG(b)	12,594	876,619
Piraeus Bank SA	24,238	872,967
Standard Chartered PLC	29,489	911,242
Sumitomo Mitsui Financial Group, Inc.	100	874,174
		7,089,871
Chemicals — 3.7%
Lonza Group AG Registered	9,129	887,528
Shin-Etsu Chemical Co. Ltd.	13,900	898,657
		1,786,185
Commercial Services — 1.9%
Mitsui & Co. Ltd.	52,000	926,291
Diversified Financial — 8.9%
D. Carnegie & Co. AB(b)	41,200	812,020
Hellenic Exchanges SA	37,204	875,911
Man Group PLC	81,116	904,536
Nomura Holdings, Inc.	44,400	854,346
Singapore Exchange, Ltd.	191,000	911,759
		4,358,572
Engineering & Construction — 3.7%
Aker Kvaerner ASA(b)	39,500	929,409
Vinci SA	5,447	871,565
		1,800,974
Foods — 1.9%
Parmalat SpA(a)	204,343	904,264
Holding Company – Diversified — 1.8%
Keppel Corp. Ltd.	63,000	878,339

	Number of Shares	Market Value
Home Furnishing — 3.6%
Matsushita Electric Industrial Co. Ltd.	46,000	$888,455
Rational AG	4,224	856,521
		1,744,976
Insurance — 1.8%
QBE Insurance Group Ltd.	33,739	853,974
Iron & Steel — 1.8%
Arcelor Mittal(b)	16,333	866,403
Mining — 8.7%
Anglo American PLC	15,923	839,993
Boliden AB	36,600	908,986
Lonmin PLC	12,749	831,252
Oxiana Ltd.	344,812	857,588
Xstrata PLC	15,792	825,237
		4,263,056
Oil & Gas — 7.3%
BG Group PLC	62,237	895,334
PetroChina Co. Ltd. Cl. H	780,000	875,818
Total SA (France)	12,328	907,865
Tullow Oil PLC	123,367	893,124
		3,572,141
Oil & Gas Services — 3.6%
Furgo NV	15,775	853,503
TGS Nopec Geophysical Co. ASA(a)	39,400	895,576
		1,749,079
Pharmaceuticals — 2.0%
Shire PLC	41,607	968,693
Real Estate — 7.3%
Guangzhou R&F Properties Co. Ltd. Cl. H	404,400	970,630
Immoeast Immobilien AG(a)	59,830	842,305
Mitsui Fudosan Co. Ltd.	29,000	846,070
Sun Frontier Fudousan Co., Ltd.	396	905,959
		3,564,964
Real Estate Investment Trusts (REITS) — 1.9%
Capitaland Ltd.	172,000	948,276
Retail — 1.8%
Mitsubishi Corp.	41,200	878,216
Software — 1.8%
Software AG	9,842	864,154

	Number of Shares	Market Value
Telecommunications — 1.8%
Cosmote Mobile Communications SA	27,700	$869,482
Transportation — 3.5%
Cargotec Corp.	13,683	845,632
Tokyu Corp.	120,000	868,808
		1,714,440
TOTAL COMMON STOCK (Cost $38,184,726)		43,288,328
PREFERRED STOCK — 1.9%
Health Care - Services
Fresenius AG	10,894	918,967
TOTAL PREFERRED STOCK (Cost $713,361)		918,967
TOTAL EQUITIES (Cost $38,898,087)		44,207,295
MUTUAL FUND — 4.2%
Investment Companies
iShares MSCI EAFE Index Fund	25,989	2,054,690
TOTAL MUTUAL FUND (Cost $2,063,126)		2,054,690
TOTAL LONG TERM INVESTMENTS (Cost $40,961,213)		46,261,985
	Principal Amount
SHORT-TERM INVESTMENTS — 13.4%
Cash Equivalents — 5.7%(d)
Abbey National PLC Eurodollar Time Deposit 5.260% 05/04/2007	$34,211	34,211
American Beacon Money Market Fund(c)	111,707	111,707
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.280% 06/08/2007	85,535	85,535
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305% 05/14/2007	42,768	42,768

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund — Portfolio of Investments (Continued)

	Principal Amount	Market Value
Bank of America 5.270% 05/07/2007	$42,768	$42,768
Bank of America 5.270% 05/08/2007	42,768	42,768
Bank of America 5.270% 06/18/2007	21,384	21,384
Bank of America 5.270% 06/19/2007	21,384	21,384
Bank of America 5.310% 05/17/2007	12,830	12,830
Bank of Montreal Eurodollar Time Deposit 5.275% 05/18/2007	38,491	38,491
Bank of Montreal Eurodollar Time Deposit 5.280% 05/16/2007	12,830	12,830
Bank of Montreal Eurodollar Time Deposit 5.280% 05/18/2007	34,214	34,214
Bank of Montreal Eurodollar Time Deposit 5.280% 06/01/2007	25,661	25,661
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/01/2007	17,107	17,107
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/02/2007	42,768	42,768
Bank of Nova Scotia Eurodollar Time Deposit 5.280% 05/09/2007	8,554	8,554
Barclays Eurodollar Time Deposit 5.285% 05/07/2007	8,554	8,554
Barclays Eurodollar Time Deposit 5.285% 05/21/2007	8,554	8,554
Barclays Eurodollar Time Deposit 5.290% 06/08/2007	34,214	34,214
Barclays Eurodollar Time Deposit 5.290% 06/22/2007	38,491	38,491
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	29,937	29,937
Barclays Eurodollar Time Deposit 5.295% 06/04/2007	42,768	42,768
Barclays Eurodollar Time Deposit 5.300% 05/16/2007	17,107	17,107

	Principal Amount	Market Value
Bear Stearns & Co. Commercial Paper 5.310% 07/10/2007	$12,830	$12,830
BGI Institutional Money Market Fund(c)	29,937	29,937
Calyon Eurodollar Time Deposit 5.300% 05/17/2007	29,937	29,937
Calyon Eurodollar Time Deposit 5.305% 05/24/2007	21,384	21,384
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280% 05/29/2007	78,693	78,693
Citigroup Eurodollar Time Deposit 5.310% 05/04/2007	21,384	21,384
Commonwealth Bank of Australia Commercial Paper 5.277% 05/03/2007	85,173	85,173
Den Danske Bank Commercial Paper 5.282% 05/23/2007	42,405	42,405
Deutsche Bank Eurodollar Time Deposit 5.275% 05/03/2007	42,768	42,768
Deutsche Bank Eurodollar Time Deposit 5.300% 05/15/2007	21,384	21,384
Dreyfus Cash Management Plus Money Market Fund(c)	25,661	25,661
Erste Bank Eurodollar Time Deposit 5.290% 05/09/2007	42,768	42,768
First Tennessee National Corp. Eurodollar Time Deposit 5.310% 05/02/2007	25,661	25,661
Fortis Bank Eurodollar Time Deposit 5.270% 05/11/2007	25,661	25,661
Fortis Bank Eurodollar Time Deposit 5.280% 05/21/2007	47,044	47,044
Fortis Bank Eurodollar Time Deposit 5.280% 05/23/2007	42,768	42,768
Fortis Bank Eurodollar Time Deposit 5.280% 05/25/2007	21,384	21,384

	Principal Amount	Market Value
Fortis Bank Eurodollar Time Deposit 5.300% 06/25/2007	$42,768	$42,768
Freddie Mac Agency Discount Note 5.184% 06/25/2007	8,420	8,420
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)	4,966	4,966
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	34,214	34,214
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300% 06/13/2007	51,321	51,321
KBC Bank NV Eurodollar Time Deposit 5.270% 05/02/2007	42,768	42,768
Lloyds TSB Bank Eurodollar Time Deposit 5.270% 05/24/2007	82,969	82,969
Lloyds TSB Bank Eurodollar Time Deposit 5.280% 05/14/2007	64,152	64,152
Morgan Stanley & Co. 5.320% 08/01/2007	38,491	38,491
Rabobank Nederland Eurodollar Time Deposit 5.265% 05/02/2007	21,384	21,384
Rabobank Nederland Eurodollar Time Deposit 5.275% 05/30/2007	25,661	25,661
Rabobank Nederland Eurodollar Time Deposit 5.280% 05/10/2007	55,598	55,598
Rabobank Nederland Eurodollar Time Deposit 5.300% 05/01/2007	64,152	64,152
Reserve Primary Money Market Fund(c)	81,259	81,259
Royal Bank of Canada Eurodollar Time Deposit 5.300% 05/01/2007	68,428	68,428
Royal Bank of Scotland Eurodollar Time Deposit 5.285% 05/07/2007	12,830	12,830
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/08/2007	17,107	17,107
Royal Bank of Scotland Eurodollar Time Deposit 5.300% 05/09/2007	34,214	34,214

(Continued)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund — Portfolio of Investments (Continued)

	Principal Amount	Market Value
Royal Bank of Scotland Eurodollar Time Deposit 5.310% 05/25/2007	$51,321	$51,321
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280% 05/15/2007	29,937	29,937
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285% 05/29/2007	34,214	34,214
Societe Generale Eurodollar Time Deposit 5.270% 05/22/2007	21,384	21,384
Societe Generale Eurodollar Time Deposit 5.280% 05/21/2007	25,661	25,661
Societe Generale Eurodollar Time Deposit 5.310% 05/24/2007	21,384	21,384
Societe Generale Eurodollar Time Deposit 5.313% 05/01/2007	25,661	25,661
Standard Chartered Bank Eurodollar Time Deposit 5.285% 05/30/2007	34,214	34,214
Svenska Handlesbanken Eurodollar Time Deposit 5.310% 05/01/2007	2,015	2,015
Swedbank AB Eurodollar Time Deposit 5.300% 05/11/2007	55,598	55,598
The Bank of the West Eurodollar Time Deposit 5.250% 05/07/2007	4,277	4,277
Toronto Dominion Bank Eurodollar Time Deposit 5.280% 05/10/2007	85,535	85,535
UBS AG Eurodollar Time Deposit 5.280% 06/01/2007	85,535	85,535
UBS AG Eurodollar Time Deposit 5.285% 06/04/2007	42,768	42,768
UBS AG Eurodollar Time Deposit 5.287% 06/18/2007	25,661	25,661
UBS AG Eurodollar Time Deposit 5.290% 06/12/2007	42,768	42,768
UBS AG Eurodollar Time Deposit 5.290% 06/15/2007	42,768	42,768
		2,772,850

	Principal Amount	Market Value
Repurchase Agreements — 7.7%
Investors Bank & Trust Company Repurchase Agreement, dated 4/30/2007, 3.51%, due 5/1/2007(e)	$3,746,266	$3,746,266
TOTAL SHORT-TERM INVESTMENTS (Cost $6,519,116)		6,519,116
TOTAL INVESTMENTS — 108.3% (Cost $47,480,329)(f)		52,781,101
Other Assets/ (Liabilities) — (8.3%)		(4,043,514)
NET ASSETS — 100.0%		$48,737,587

Notes to Portfolio of Investments

(a)  Non-income producing security.

(b)  Denotes all or a portion of security on loan. (Note 2).

(c)  Amount represents shares owned of the fund.

(d)  Represents investments of security lending collateral. (Note 2).

(e)  Maturity value of $3,746,631. Collateralized by a U.S. Government Agency obligation with a rate of 7.875%, maturity date of 5/25/2028, and an aggregate market value, including accrued interest, of $3,933,579.

(f)  See Note 6 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

[This page is intentionally left blank.]

MassMutual Premier Funds – Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund	MassMutual Premier Inflation-Protected Bond Fund	MassMutual Premier Core Bond Fund
Assets:
Investments, at value (Note 2)(a)	$-	$248,301,511	$387,210,520	$1,506,968,097
Short-term investments, at value (Note 2)(b)	819,407,201	352,520,253	-	507,974,794
Total investments(c)	819,407,201	600,821,764	387,210,520	2,014,942,891
Cash	-	-	-	-
Foreign currency, at value(d)	-	-	-	-
Receivables from:
Investments sold	-	13,253	-	56,341
Open forward foreign currency contracts (Note 2)	-	-	-	-
Investment adviser (Note 3)	-	2,652	-	-
Fund shares sold	17,526,834	105,466	104,933	2,343,315
Interest and dividends	75	2,519,288	2,192,140	15,075,919
Variation margin on open futures contracts (Note 2)	-	-	-	296,938
Foreign taxes withheld	-	-	-	-
Open swap agreements, at value (Note 2)	-	-	-	3,905
Total assets	836,934,110	603,462,423	389,507,593	2,032,719,309
Liabilities:
Payables for:
Investments purchased	-	-	-	3,599,988
Open forward foreign currency contracts (Note 2)	-	-	-	-
Fund shares repurchased	27,605,388	2,986,426	1,716,758	2,009,177
Securities on loan (Note 2)	-	87,200	-	176,829,766
Settlement of investments purchased on a when issued basis (Note 2)	-	43,293,600	-	280,643,601
Open swap agreements, at value (Note 2)	-	12,047	-	-
Directors' fees and expenses (Note 3)	19,621	14,451	2,157	55,822
Affiliates (Note 3):
Investment management fees	235,841	177,849	158,652	636,255
Administration fees	87,483	81,704	34,511	181,219
Service fees	55,321	14,956	5,025	41,922
Distribution fees	-	22	47	76
Due to custodian	65,608	246,297	5,541	412,749
Accrued expense and other liabilities	39,750	12,388	15,866	27,997
Total liabilities	28,109,012	46,926,940	1,938,557	464,438,572
Net assets	$808,825,098	$556,535,483	$387,569,036	$1,568,280,737
Net assets consist of:
Paid-in capital	$808,838,075	$559,816,719	$396,219,367	$1,566,762,656
Undistributed net investment income (distributions in excess of net investment income)	(17,117)	8,686,841	2,217,069	26,548,555
Accumulated net realized gain (loss) on investments	4,140	(10,907,361)	(4,150,362)	(27,641,751)
Net unrealized appreciation (depreciation) on investments	-	(1,060,716)	(6,717,038)	2,611,277
Net assets	$808,825,098	$556,535,483	$387,569,036	$1,568,280,737
(a) Cost of investments - unaffiliated issuers:	$-	$249,432,759	$393,927,558	$1,505,053,017
(b) Cost of short-term investments:	$819,407,201	$352,520,253	$-	$507,974,794
(c) Securities on loan with market value of:	$-	$85,260	$-	$172,133,615
(d) Cost of foreign currency:	$-	$-	$-	$-

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Diversified Bond Fund	MassMutual Premier Strategic Income Fund	MassMutual Premier High Yield Fund
Assets:
Investments, at value (Note 2)(a)	$438,004,188	$343,764,626	$178,838,079
Short-term investments, at value (Note 2)(b)	149,041,888	48,072,587	32,668,871
Total investments(c)	587,046,076	391,837,213	211,506,950
Cash	-	-	483
Foreign currency, at value(d)	-	900,315	-
Receivables from:
Investments sold	153,100	3,385,394	-
Open forward foreign currency contracts (Note 2)	-	1,749,580	-
Investment adviser (Note 3)	3,460	27,650	-
Fund shares sold	468,022	752,878	335,179
Interest and dividends	4,305,088	3,907,449	4,059,886
Variation margin on open futures contracts (Note 2)	14,000	63,093	-
Foreign taxes withheld	-	1,534	-
Open swap agreements, at value (Note 2)	78,140	1,304,559	-
Total assets	592,067,886	403,929,665	215,902,498
Liabilities:
Payables for:
Investments purchased	3,946,873	10,341,154	4,714,114
Open forward foreign currency contracts (Note 2)	-	948,858	-
Fund shares repurchased	571,420	540,951	386,858
Securities on loan (Note 2)	53,037,177	9,638,075	25,407,167
Settlement of investments purchased on a when issued basis (Note 2)	84,982,584	15,390,690	-
Open swap agreements, at value (Note 2)	-	-	-
Directors' fees and expenses (Note 3)	6,163	2,184	611
Affiliates (Note 3):
Investment management fees	189,271	168,669	76,723
Administration fees	74,810	95,654	32,148
Service fees	8,121	5,438	5,733
Distribution fees	306	120	434
Due to custodian	319,735	26	-
Accrued expense and other liabilities	16,172	26,382	23,836
Total liabilities	143,152,632	37,158,201	30,647,624
Net assets	$448,915,254	$366,771,464	$185,254,874
Net assets consist of:
Paid-in capital	$443,787,839	$350,888,478	$173,914,846
Undistributed net investment income (distributions in excess of net investment income)	7,120,085	4,323,738	4,376,821
Accumulated net realized gain (loss) on investments	(3,362,492)	1,242,229	1,337,349
Net unrealized appreciation (depreciation) on investments	1,369,822	10,317,019	5,625,858
Net assets	$448,915,254	$366,771,464	$185,254,874
(a) Cost of investments - unaffiliated issuers:	$436,755,216	$335,443,863	$173,212,221
(b) Cost of short-term investments:	$149,041,888	$48,072,587	$32,668,871
(c) Securities on loan with market value of:	$51,700,760	$9,401,296	$24,801,670
(d) Cost of foreign currency:	$-	$716,487	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

April 30, 2007 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund	MassMutual Premier Inflation-Protected Bond Fund	MassMutual Premier Core Bond Fund
Class A shares:
Net assets	$267,206,780	$71,835,706	$23,932,028	$195,302,687
Shares outstanding	267,207,466	7,136,693	2,391,333	18,285,905
Net asset value and redemption price per share	$1.00	$10.07	$10.01	$10.68
Offering price per share (100/[100-maximum sales charge] of net asset value)	$-	$10.44	$10.51	$11.21
Class L shares:
Net assets	$90,807,647	$154,891,698	$58,227,922	$371,819,852
Shares outstanding	90,807,244	15,357,300	5,770,214	34,620,794
Net asset value, offering price and redemption price per share	$1.00	$10.09	$10.09	$10.74
Class Y shares:
Net assets	$178,493,065	$124,484,234	$83,181,913	$252,808,353
Shares outstanding	178,493,857	12,299,926	8,227,275	23,463,103
Net asset value, offering price and redemption price per share	$1.00	$10.12	$10.11	$10.77
Class S shares:
Net assets	$272,317,606	$205,221,927	$222,005,155	$747,992,039
Shares outstanding	272,316,352	20,146,552	21,934,806	69,054,770
Net asset value, offering price and redemption price per share	$1.00	$10.19	$10.12	$10.83
Class N shares:
Net assets	$-	$101,918	$222,018	$357,806
Shares outstanding	-	10,149	22,050	33,597
Net asset value, offering price and redemption price per share	$-	$10.04	$10.07	$10.65

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Diversified Bond Fund	MassMutual Premier Strategic Income Fund	MassMutual Premier High Yield Fund
Class A shares:
Net assets	$33,540,414	$25,948,647	$26,659,268
Shares outstanding	3,136,112	2,470,227	2,433,111
Net asset value and redemption price per share	$10.69	$10.50	$10.96
Offering price per share (100/[100-maximum sales charge] of net asset value)	$11.22	$11.02	$11.63
Class L shares:
Net assets	$189,770,869	$286,756,896	$4,578,387
Shares outstanding	17,858,713	27,076,953	416,682
Net asset value, offering price and redemption price per share	$10.63	$10.59	$10.99
Class Y shares:
Net assets	$18,681,327	$7,640,848	$110,317,490
Shares outstanding	1,748,711	720,822	10,000,162
Net asset value, offering price and redemption price per share	$10.68	$10.60	$11.03
Class S shares:
Net assets	$205,478,634	$45,852,097	$41,958,815
Shares outstanding	19,177,782	4,332,135	3,806,051
Net asset value, offering price and redemption price per share	$10.71	$10.58	$11.02
Class N shares:
Net assets	$1,444,010	$572,976	$1,740,914
Shares outstanding	136,394	54,322	158,800
Net asset value, offering price and redemption price per share	$10.59	$10.55	$10.96

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

April 30, 2007 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund	MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Value Fund II
Assets:
Investments, at value (Note 2)(a)	$196,398,165	$487,309,368	$378,609,249	$158,739,989
Short-term investments, at value (Note 2)(b)	39,599,909	72,731,826	21,832,148	11,286,387
Total investments(c)	235,998,074	560,041,194	400,441,397	170,026,376
Foreign currency, at value(d)	-	-	-	-
Receivables from:
Investments sold	12,992,031	14,487,910	32,719,556	10,648,689
Investment adviser (Note 3)	3,572	-	1,560	3,399
Fund shares sold	116,525	245,654	431,396	5,059
Interest and dividends	854,007	233,432	539,849	250,192
Foreign taxes withheld	-	188,702	-	-
Total assets	249,964,209	575,196,892	434,133,758	180,933,715
Liabilities:
Payables for:
Investments purchased	13,449,538	6,203,812	34,289,553	10,809,759
Written options outstanding, at value (Note 2)(e)	-	-	-	-
Fund shares repurchased	706,180	725,390	225,300	218,934
Variation margin on open futures contracts (Note 2)	43,930	-	-	-
Securities on loan (Note 2)	16,375,698	43,720,747	19,568,841	10,499,679
Settlement of investments purchased on a when issued basis (Note 2)	8,359,600	-	-	-
Open swap agreements, at value (Note 2)	3,935	-	-	-
Directors' fees and expenses (Note 3)	11,639	36,967	100	1,442
Affiliates (Note 3):
Investment management fees	85,780	218,453	150,650	66,937
Administration fees	19,247	49,000	51,652	9,099
Service fees	2,249	5,721	2,626	1,012
Distribution fees	30	93	71	32
Due to custodian	3,422	-	-	-
Accrued expense and other liabilities	29,391	20,894	30,194	22,896
Total liabilities	39,090,639	50,981,077	54,318,987	21,629,790
Net assets	$210,873,570	$524,215,815	$379,814,771	$159,303,925
Net assets consist of:
Paid-in capital	$203,243,757	$445,774,883	$348,628,963	$128,580,973
Undistributed net investment income (distributions in excess of net investment income)	1,987,070	(13,559,045)	1,686,526	883,497
Accumulated net realized gain (loss) on investments	(6,403,101)	34,862,363	9,005,503	14,498,655
Net unrealized appreciation (depreciation) on investments	12,045,844	57,137,614	20,493,779	15,340,800
Net assets	$210,873,570	$524,215,815	$379,814,771	$159,303,925
(a) Cost of investments - unaffiliated issuers:	$184,574,930	$430,171,754	$358,115,470	$143,399,189
(b) Cost of short-term investments:	$39,599,909	$72,731,826	$21,832,148	$11,286,387
(c) Securities on loan with market value of:	$15,845,505	$42,454,999	$18,820,193	$10,114,438
(d) Cost of foreign currency:	$-	$-	$-	$-
(e) Premiums on written options:	$-	$-	$-	$-

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Core Growth Fund
Assets:
Investments, at value (Note 2)(a)	$57,800,199	$369,856,478	$1,029,654,992	$71,796,208
Short-term investments, at value (Note 2)(b)	4,300,751	14,467,720	129,144,662	11,236,151
Total investments(c)	62,100,950	384,324,198	1,158,799,654	83,032,359
Foreign currency, at value(d)	-	-	236,790	-
Receivables from:
Investments sold	5,086,748	9,308,190	3,532,080	1,333,927
Investment adviser (Note 3)	890	38,182	76,541	3,644
Fund shares sold	21,781	424,981	838,707	23,646
Interest and dividends	56,208	362,746	701,309	34,187
Foreign taxes withheld	-	8	128,380	-
Total assets	67,266,577	394,458,305	1,164,313,461	84,427,763
Liabilities:
Payables for:
Investments purchased	5,100,560	8,936,314	4,295,351	1,515,713
Written options outstanding, at value (Note 2)(e)	-	-	-	14,570
Fund shares repurchased	1,563	1,345,295	805,801	11,036
Variation margin on open futures contracts (Note 2)	-	-	-	-
Securities on loan (Note 2)	4,146,692	13,488,799	122,508,627	10,154,167
Settlement of investments purchased on a when issued basis (Note 2)	-	-	-	-
Open swap agreements, at value (Note 2)	-	-	-	-
Directors' fees and expenses (Note 3)	338	2,414	5,389	915
Affiliates (Note 3):
Investment management fees	24,266	202,639	570,618	34,269
Administration fees	6,495	54,823	153,217	14,250
Service fees	1,235	3,730	69,954	186
Distribution fees	28	25	276	26
Due to custodian	-	-	-	-
Accrued expense and other liabilities	23,243	22,316	26,269	23,531
Total liabilities	9,304,420	24,056,355	128,435,502	11,768,663
Net assets	$57,962,157	$370,401,950	$1,035,877,959	$72,659,100
Net assets consist of:
Paid-in capital	$56,667,273	$310,623,678	$876,000,231	$111,110,750
Undistributed net investment income (distributions in excess of net investment income)	187,639	1,370,780	602,232	(68,166)
Accumulated net realized gain (loss) on investments	(3,674,321)	20,126,485	(4,989,498)	(46,044,823)
Net unrealized appreciation (depreciation) on investments	4,781,566	38,281,007	164,264,994	7,661,339
Net assets	$57,962,157	$370,401,950	$1,035,877,959	$72,659,100
(a) Cost of investments - unaffiliated issuers:	$53,018,633	$331,575,443	$865,388,507	$64,134,661
(b) Cost of short-term investments:	$4,300,751	$14,467,720	$129,144,662	$11,236,151
(c) Securities on loan with market value of:	$4,007,310	$12,950,150	$118,324,961	$9,821,217
(d) Cost of foreign currency:	$-	$-	$238,051	$-
(e) Premiums on written options:	$-	$-	$-	$14,362

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

April 30, 2007 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund	MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Value Fund II
Class A shares:
Net assets	$10,575,083	$27,484,345	$12,257,279	$4,691,914
Shares outstanding	988,467	1,370,949	882,106	436,373
Net asset value and redemption price per share	$10.70	$20.05	$13.90	$10.75
Offering price per share (100/[100-maximum sales charge] of net asset value)	$11.35	$21.27	$14.75	$11.41
Class L shares:
Net assets	$2,381,595	$81,916,799	$107,914,183	$535,798
Shares outstanding	220,038	4,073,905	7,730,517	49,793
Net asset value, offering price and redemption price per share	$10.82	$20.11	$13.96	$10.76
Class Y shares:
Net assets	$2,417,538	$4,407,494	$143,255,274	$1,677,102
Shares outstanding	216,349	219,255	10,232,016	155,884
Net asset value, offering price and redemption price per share	$11.17	$20.10	$14.00	$10.76
Class S shares:
Net assets	$195,357,422	$410,279,197	$116,049,224	$152,247,619
Shares outstanding	18,015,239	20,399,477	8,248,150	14,145,022
Net asset value, offering price and redemption price per share	$10.84	$20.11	$14.07	$10.76
Class N shares:
Net assets	$141,932	$127,980	$338,811	$151,492
Shares outstanding	13,377	6,420	24,294	14,135
Net asset value, offering price and redemption price per share	$10.61	$19.93	$13.95	$10.72

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Core Growth Fund
Class A shares:
Net assets	$5,745,605	$17,873,240	$328,324,303	$772,376
Shares outstanding	431,593	1,514,914	27,655,752	77,336
Net asset value and redemption price per share	$13.31	$11.80	$11.87	$9.99
Offering price per share (100/[100-maximum sales charge] of net asset value)	$14.12	$12.52	$12.59	$10.60
Class L shares:
Net assets	$906,568	$102,370,188	$47,480,136	$24,361,515
Shares outstanding	67,815	8,629,866	4,001,186	2,424,065
Net asset value, offering price and redemption price per share	$13.37	$11.86	$11.87	$10.05
Class Y shares:
Net assets	$50,957,134	$6,807,294	$50,473,432	$120,132
Shares outstanding	3,809,879	575,410	4,245,465	11,931
Net asset value, offering price and redemption price per share	$13.38	$11.83	$11.89	$10.07
Class S shares:
Net assets	$218,712	$243,232,779	$608,285,252	$47,284,044
Shares outstanding	16,314	20,457,694	50,971,473	4,690,321
Net asset value, offering price and redemption price per share	$13.41	$11.89	$11.93	$10.08
Class N shares:
Net assets	$134,138	$118,449	$1,314,836	$121,033
Shares outstanding	10,060	10,011	111,727	12,155
Net asset value, offering price and redemption price per share	$13.33	$11.83	$11.77	$9.96

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

April 30, 2007 (Unaudited)

	MassMutual Premier Enhanced Index Growth Fund	MassMutual Premier Discovery Value Fund	MassMutual Premier Small Capitalization Value Fund	MassMutual Premier Main Street Small Cap Fund
Assets:
Investments, at value (Note 2)(a)	$215,863,985	$25,075,461	$111,324,366	$104,407,699
Short-term investments, at value (Note 2)(b)	17,454,005	5,347,706	39,741,728	14,217,177
Total investments(c)	233,317,990	30,423,167	151,066,094	118,624,876
Cash	-	-	-	-
Foreign currency, at value(d)	-	-	-	-
Receivables from:
Investments sold	24,933,925	395,459	242,453	96,022
Investment adviser (Note 3)	-	4,388	5,018	29,458
Fund shares sold	422,319	121,938	117,357	186,520
Interest and dividends	73,546	4,505	64,776	57,011
Foreign taxes withheld	-	-	-	4
Total assets	258,747,780	30,949,457	151,495,698	118,993,891
Liabilities:
Payables for:
Investments purchased	27,097,418	345,287	74,385	858,400
Fund shares repurchased	33,940	5,408	179,470	16,118
Securities on loan (Note 2)	14,849,185	3,893,428	35,438,484	13,008,661
Directors' fees and expenses (Note 3)	380	126	715	-
Affiliates (Note 3):
Investment management fees	84,871	15,896	69,417	50,887
Administration fees	15,318	2,410	12,636	14,033
Service fees	651	1,126	1,283	212
Distribution fees	27	25	366	7
Accrued expense and other liabilities	37,699	11,182	24,160	16,157
Total liabilities	42,119,489	4,274,888	35,800,916	13,964,475
Net assets	$216,628,291	$26,674,569	$115,694,782	$105,029,416
Net assets consist of:
Paid-in capital	$204,454,011	$23,606,635	$81,746,974	$97,576,039
Undistributed net investment income (distributions in excess of net investment income)	258,998	(10,696)	115,174	167,036
Accumulated net realized gain (loss) on investments	831,756	879,148	16,981,266	999,879
Net unrealized appreciation (depreciation) on investments	11,083,526	2,199,482	16,851,368	6,286,462
Net assets	$216,628,291	$26,674,569	$115,694,782	$105,029,416
(a) Cost of investments - unaffiliated issuers:	$204,780,459	$22,875,979	$94,472,998	$98,121,226
(b) Cost of short-term investments:	$17,454,005	$5,347,706	$39,741,728	$14,217,177
(c) Securities on loan with market value of:	$14,246,379	$3,733,701	$33,891,726	$12,525,662
(d) Cost of foreign currency:	$-	$-	$-	$-

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Small Company Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund
Assets:
Investments, at value (Note 2)(a)	$452,936,669	$764,375,020	$1,231,245,102	$46,261,985
Short-term investments, at value (Note 2)(b)	76,107,944	137,837,528	265,463,043	6,519,116
Total investments(c)	529,044,613	902,212,548	1,496,708,145	52,781,101
Cash	-	-	191,037	-
Foreign currency, at value(d)	-	1,212,209	358,586	698,197
Receivables from:
Investments sold	330,825	3,018,500	-	-
Investment adviser (Note 3)	28,239	110,204	47,276	3,595
Fund shares sold	633,137	986,228	1,394,538	874,839
Interest and dividends	251,553	2,550,309	3,569,327	144,680
Foreign taxes withheld	48	11,835	234,878	8,762
Total assets	530,288,415	910,101,833	1,502,503,787	54,511,174
Liabilities:
Payables for:
Investments purchased	1,763,537	1,130,364	6,290,825	2,761,323
Fund shares repurchased	684,299	1,132,949	2,835,175	142,490
Securities on loan (Note 2)	70,872,094	136,385,605	254,352,750	2,772,850
Directors' fees and expenses (Note 3)	21,300	4,360	31,206	510
Affiliates (Note 3):
Investment management fees	225,210	521,202	883,126	33,781
Administration fees	72,439	169,460	177,733	7,417
Service fees	40,720	8,921	20,728	2,829
Distribution fees	22	145	58	42
Accrued expense and other liabilities	40,395	61,874	131,213	52,345
Total liabilities	73,720,016	139,414,880	264,722,814	5,773,587
Net assets	$456,568,399	$770,686,953	$1,237,780,973	$48,737,587
Net assets consist of:
Paid-in capital	$362,689,801	$565,480,373	$894,255,148	$43,220,946
Undistributed net investment income (distributions in excess of net investment income)	1,298,989	(25,106)	(2,284,482)	132,189
Accumulated net realized gain (loss) on investments	38,953,853	25,808,011	(100,717,575)	85,975
Net unrealized appreciation (depreciation) on investments	53,625,756	179,423,675	446,527,882	5,298,477
Net assets	$456,568,399	$770,686,953	$1,237,780,973	$48,737,587
(a) Cost of investments - unaffiliated issuers:	$399,310,933	$584,961,609	$784,714,867	$40,961,213
(b) Cost of short-term investments:	$76,107,944	$137,837,528	$265,463,043	$6,519,116
(c) Securities on loan with market value of:	$68,401,138	$127,525,257	$240,933,464	$2,617,480
(d) Cost of foreign currency:	$-	$1,226,039	$359,699	$705,613

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Assets and Liabilities

April 30, 2007 (Unaudited)

	MassMutual Premier Enhanced Index Growth Fund	MassMutual Premier Discovery Value Fund	MassMutual Premier Small Capitalization Value Fund	MassMutual Premier Main Street Small Cap Fund
Class A shares:
Net assets	$3,009,887	$7,135,870	$4,333,203	$1,074,311
Shares outstanding	305,368	575,048	271,220	93,318
Net asset value and redemption price per share	$9.86	$12.41	$15.98	$11.51
Offering price per share (100/[100-maximum sales charge] of net asset value)	$10.46	$13.17	$16.95	$12.21
Class L shares:
Net assets	$63,641,119	$124,614	$256,771	$44,516,183
Shares outstanding	6,433,984	10,012	15,924	3,857,573
Net asset value, offering price and redemption price per share	$9.89	$12.45	$16.12	$11.54
Class Y shares:
Net assets	$70,996,193	$3,570,623	$2,095,129	$108
Shares outstanding	7,159,650	286,643	129,698	9
Net asset value, offering price and redemption price per share	$9.92	$12.46	$16.15	$11.54	*
Class S shares:
Net assets	$78,852,456	$15,719,144	$107,293,404	$59,406,324
Shares outstanding	7,965,452	1,261,832	6,633,722	5,144,744
Net asset value, offering price and redemption price per share	$9.90	$12.46	$16.17	$11.55
Class N shares:
Net assets	$128,636	$124,318	$1,716,275	$32,490
Shares outstanding	13,085	10,011	108,324	2,822
Net asset value, offering price and redemption price per share	$9.83	$12.42	$15.84	$11.51

*  Net asset value calculations reflect fractional share and dollar amounts.

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Small Company Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund
Class A shares:
Net assets	$192,192,854	$42,240,018	$96,494,901	$17,520,810
Shares outstanding	15,185,408	3,158,813	5,619,375	1,241,468
Net asset value and redemption price per share	$12.66	$13.37	$17.17	$14.11
Offering price per share (100/[100-maximum sales charge] of net asset value)	$13.43	$14.19	$18.22	$14.97
Class L shares:
Net assets	$8,495,162	$297,829,732	$108,442,584	$12,459,402
Shares outstanding	664,787	22,113,972	6,255,863	880,112
Net asset value, offering price and redemption price per share	$12.78	$13.47	$17.33	$14.16
Class Y shares:
Net assets	$7,704,826	$9,693,704	$80,413,997	$439,578
Shares outstanding	600,883	721,439	4,609,773	30,994
Net asset value, offering price and redemption price per share	$12.82	$13.44	$17.44	$14.18
Class S shares:
Net assets	$248,071,272	$420,232,705	$952,154,714	$18,121,172
Shares outstanding	19,272,826	31,131,221	54,473,697	1,276,857
Net asset value, offering price and redemption price per share	$12.87	$13.50	$17.48	$14.19
Class N shares:
Net assets	$104,285	$690,794	$274,777	$196,625
Shares outstanding	8,344	51,401	16,144	13,986
Net asset value, offering price and redemption price per share	$12.50	$13.44	$17.02	$14.06

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Operations

For the Six Months Ended April 30, 2007 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund	MassMutual Premier Inflation-Protected Bond Fund	MassMutual Premier Core Bond Fund
Investment Income (Note 2):
Dividends(a)	$-	$-	$-	$-
Interest	19,344,089	14,021,801	3,291,341	44,660,957
Securities lending net income	-	573	-	89,912
Total investment income	19,344,089	14,022,374	3,291,341	44,750,869
Expenses (Note 3)
Investment management fees (Note 3)	1,277,758	1,026,120	835,951	3,941,742
Custody fees	31,421	26,363	14,784	86,265
Trustee reporting	1,264	1,264	1,264	1,264
Audit and legal fees	49,007	18,010	17,503	31,656
Proxy fees	299	403	299	299
Shareholder reporting fees	8,916	6,991	4,286	23,110
Directors' fees (Note 3)	19,024	14,594	9,174	48,139
	1,387,689	1,093,745	883,261	4,132,475
Administration fees (Note 3):
Class A	378,113	111,763	30,728	286,039
Class L	147,521	253,538	44,608	551,167
Class Y	138,403	72,947	54,124	156,306
Class S	96,333	117,401	32,597	350,330
Class N	-	187	371	631
Distribution fees (Note 3):
Class N	-	127	281	444
Service fees (Note 3):
Class A	289,432	87,616	27,357	250,824
Class N	-	127	281	444
Total expenses	2,437,491	1,737,451	1,073,608	5,728,660
Expenses waived (Note 3):	(24,504)	(13,497)	-	-
Class A Administration fees waived (Note 3)	(208,391)	(24,533)	-	(80,264)
Class L Administration fees waived (Note 3)	(81,303)	(55,653)	-	(154,659)
Class N Administration fees waived (Note 3)	-	(35)	-	(142)
Net expenses	2,123,293	1,643,733	1,073,608	5,493,595
Net investment income (loss)	17,220,796	12,378,641	2,217,733	39,257,274
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investment transactions	-	87,121	(864,138)	1,617,421
Realized gain distributions from affiliated issuers (Note 7)	-	-	-	-
Closed futures contracts	-	-	-	692,641
Written options	-	79,829	-	255,452
Closed swap contracts	-	(230,580)	-	(1,655,422)
Foreign currency transactions	-	-	-	-
Net realized gain (loss)	-	(63,630)	(864,138)	910,092
Net change in unrealized appreciation (depreciation) on:
Investments	-	1,420,377	6,037,561	3,095,279
Open futures contracts	-	-	-	(1,130,014)
Written options	-	(64,708)	-	(207,066)
Open swap contracts	-	457,197	-	1,238,537
Translation of assets and liabilities in foreign currencies	-	4,222	-	-
Net unrealized appreciation (depreciation)	-	1,817,088	6,037,561	2,996,736
Net realized and unrealized gain (loss)	-	1,753,458	5,173,423	3,906,828
Net increase (decrease) in net assets resulting from operations	$17,220,796	$14,132,099	$7,391,156	$43,164,102
(a) Net of withholding tax of:	$-	$-	$-	$-

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Diversified Bond Fund	MassMutual Premier Strategic Income Fund	MassMutual Premier High Yield Fund
Investment Income (Note 2):
Dividends(a)	$4,611	$13,242	$-
Interest	12,344,491	9,060,611	6,750,381
Securities lending net income	42,245	16,491	39,105
Total investment income	12,391,347	9,090,344	6,789,486
Expenses (Note 3)
Investment management fees (Note 3)	1,137,169	837,922	396,997
Custody fees	33,503	96,865	5,890
Trustee reporting	1,264	1,264	1,264
Audit and legal fees	18,259	21,433	16,969
Proxy fees	299	299	299
Shareholder reporting fees	6,522	3,403	1,882
Directors' fees (Note 3)	13,742	7,109	4,028
	1,210,758	968,295	427,329
Administration fees (Note 3):
Class A	65,406	34,570	34,817
Class L	386,269	416,391	6,108
Class Y	13,194	6,285	93,138
Class S	166,100	22,601	26,733
Class N	2,761	1,023	4,147
Distribution fees (Note 3):
Class N	1,659	655	2,629
Service fees (Note 3):
Class A	44,676	25,419	25,281
Class N	1,659	655	2,629
Total expenses	1,892,482	1,475,894	622,811
Expenses waived (Note 3):	(19,005)	(124,606)	-
Class A Administration fees waived (Note 3)	(26,807)	-	-
Class L Administration fees waived (Note 3)	(154,098)	-	-
Class N Administration fees waived (Note 3)	(996)	-	-
Net expenses	1,691,576	1,351,288	622,811
Net investment income (loss)	10,699,771	7,739,056	6,166,675
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investment transactions	1,245,906	2,439,525	1,344,272
Realized gain distributions from affiliated issuers (Note 7)	-	-	-
Closed futures contracts	105,437	68,426	-
Written options	56,606	93,269	-
Closed swap contracts	(403,152)	1,125,630	-
Foreign currency transactions	-	(557,704)	-
Net realized gain (loss)	1,004,797	3,169,146	1,344,272
Net change in unrealized appreciation (depreciation) on:
Investments	1,326,405	6,808,617	3,957,430
Open futures contracts	(305,558)	(224,191)	-
Written options	(45,884)	2,382	-
Open swap contracts	302,224	579,141	-
Translation of assets and liabilities in foreign currencies	-	1,539,510	-
Net unrealized appreciation (depreciation)	1,277,187	8,705,459	3,957,430
Net realized and unrealized gain (loss)	2,281,984	11,874,605	5,301,702
Net increase (decrease) in net assets resulting from operations	$12,981,755	$19,613,661	$11,468,377
(a) Net of withholding tax of:	$338	$3,485	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Operations

For the Six Months Ended April 30, 2007 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund	MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Value Fund II
Investment Income (Note 2):
Dividends(a)	$1,272,402	$4,006,251	$3,107,374	$2,172,576
Interest	2,520,036	312,894	107,890	52,926
Securities lending net income	6,473	51,037	13,766	7,049
Total investment income	3,798,911	4,370,182	3,229,030	2,232,551
Expenses (Note 3)
Investment management fees (Note 3)	514,342	1,211,762	632,685	419,163
Custody fees	29,846	33,735	36,984	31,105
Trustee reporting	1,264	1,264	1,264	1,264
Audit and legal fees	32,438	18,062	17,425	17,302
Proxy fees	576	680	576	576
Shareholder reporting fees	3,009	6,542	2,176	2,433
Directors' fees (Note 3)	6,230	13,555	4,973	4,973
	587,705	1,285,600	696,083	476,816
Administration fees (Note 3):
Class A	19,612	39,535	13,555	7,861
Class L	4,429	105,404	70,841	11,579
Class Y	2,788	3,177	98,673	1,233
Class S	86,711	124,584	21,530	44,855
Class N	314	1,361	455	286
Distribution fees (Note 3):
Class N	172	905	308	194
Service fees (Note 3):
Class A	12,357	31,298	10,985	6,370
Class N	172	905	308	194
Total expenses	714,260	1,592,769	912,738	549,388
Expenses waived (Note 3):	(37,789)	-	(23,967)	(31,247)
Net expenses	676,471	1,592,769	888,771	518,141
Net investment income (loss)	3,122,440	2,777,413	2,340,259	1,714,410
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investment transactions	8,795,078	36,051,420	9,521,828	15,289,703
Realized gain distributions from affiliated issuers (Note 7)	-	-	-	-
Closed futures contracts	14,221	-	-	-
Written options	10,886	-	-	-
Closed swap contracts	(77,482)	-	-	-
Foreign currency transactions	-	-	-	-
Net realized gain (loss)	8,742,703	36,051,420	9,521,828	15,289,703
Net change in unrealized appreciation (depreciation) on:
Investments	1,134,928	26,044,614	8,412,435	(3,239,236)
Open futures contracts	161,677	-	-	-
Written options	(8,824)	-	-	-
Open swap contracts	61,878	-	-	-
Translation of assets and liabilities in foreign currencies	-	-	-	-
Net unrealized appreciation (depreciation)	1,349,659	26,044,614	8,412,435	(3,239,236)
Net realized and unrealized gain (loss)	10,092,362	62,096,034	17,934,263	12,050,467
Net increase (decrease) in net assets resulting from operations	$13,214,802	$64,873,447	$20,274,522	$13,764,877
(a) Net of withholding tax of:	$-	$180,489	$-	$-

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Core Growth Fund
Investment Income (Note 2):
Dividends(a)	$477,707	$3,603,306	$4,333,468	$202,828
Interest	16,701	39,459	335,251	13,309
Securities lending net income	1,674	22,791	66,586	2,891
Total investment income	496,082	3,665,556	4,735,305	219,028
Expenses (Note 3)
Investment management fees (Note 3)	124,682	1,182,262	3,159,515	199,067
Custody fees	10,331	75,011	83,124	16,335
Trustee reporting	1,265	1,264	1,264	1,263
Audit and legal fees	16,933	17,916	19,959	16,482
Proxy fees	576	576	576	680
Shareholder reporting fees	613	5,008	12,733	1,022
Directors' fees (Note 3)	1,274	10,448	26,731	2,014
	155,674	1,292,485	3,303,902	236,863
Administration fees (Note 3):
Class A	5,749	23,982	482,879	994
Class L	1,108	159,726	45,870	25,047
Class Y	25,810	3,975	35,668	118
Class S	69	132,093	285,471	45,224
Class N	203	206	2,031	234
Distribution fees (Note 3):
Class N	160	143	1,451	144
Service fees (Note 3):
Class A	5,397	19,340	402,399	696
Class N	160	143	1,451	144
Total expenses	194,330	1,632,093	4,561,122	309,464
Expenses waived (Note 3):	(12,659)	(289,544)	(428,049)	(22,270)
Net expenses	181,671	1,342,549	4,133,073	287,194
Net investment income (loss)	314,411	2,323,007	602,232	(68,166)
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investment transactions	2,199,310	22,095,576	15,187,835	1,760,190
Realized gain distributions from affiliated issuers (Note 7)	-	-	-	-
Closed futures contracts	-	-	-	-
Written options	-	-	-	7,077
Closed swap contracts	-	-	-	-
Foreign currency transactions	-	(506)	(51,632)	-
Net realized gain (loss)	2,199,310	22,095,070	15,136,203	1,767,267
Net change in unrealized appreciation (depreciation) on:
Investments	1,517,569	3,634,150	62,407,488	4,718,294
Open futures contracts	-	-	-	-
Written options	-	-	-	(208)
Open swap contracts	-	-	-	-
Translation of assets and liabilities in foreign currencies	-	(28)	(1,102)	-
Net unrealized appreciation (depreciation)	1,517,569	3,634,122	62,406,386	4,718,086
Net realized and unrealized gain (loss)	3,716,879	25,729,192	77,542,589	6,485,353
Net increase (decrease) in net assets resulting from operations	$4,031,290	$28,052,199	$78,144,821	$6,417,187
(a) Net of withholding tax of:	$-	$22	$234,305	$115

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Operations

For the Six Months Ended April 30, 2007 (Unaudited)

	MassMutual Premier Enhanced Index Growth Fund	MassMutual Premier Discovery Value Fund	MassMutual Premier Small Capitalization Value Fund	MassMutual Premier Main Street Small Cap Fund
Investment Income (Note 2):
Dividends(a)	$758,264	$51,023	$515,112	$422,959
Interest	77,448	17,361	70,700	17,866
Securities lending net income	5,450	2,562	40,201	5,921
Total investment income	841,162	70,946	626,013	446,746
Expenses (Note 3)
Investment management fees (Note 3)	330,208	63,350	418,272	188,895
Custody fees	39,470	12,785	8,035	86,078
Trustee reporting	1,264	940	1,264	1,279
Audit and legal fees	17,159	16,361	16,856	16,055
Proxy fees	576	679	680	688
Shareholder reporting fees	1,059	175	1,657	9,178
Directors' fees (Note 3)	2,349	350	3,476	949
	392,085	94,640	450,240	303,122
Administration fees (Note 3):
Class A	2,288	2,735	6,437	609
Class L	28,482	177	386	34,942
Class Y	19,247	479	1,668	19
Class S	3,131	3,285	64,129	10,343
Class N	162	264	2,965	69
Distribution fees (Note 3):
Class N	153	147	2,030	50
Service fees (Note 3):
Class A	2,668	2,279	5,109	507
Class N	153	147	2,030	50
Total expenses	448,369	104,153	534,994	349,711
Expenses waived (Note 3):	(5,135)	(25,418)	(11,055)	(100,613)
Net expenses	443,234	78,735	523,939	249,098
Net investment income (loss)	397,928	(7,789)	102,074	197,648
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investment transactions	3,652,118	887,095	17,167,628	997,246
Realized gain distributions from affiliated issuers (Note 7)	-	-	-	-
Foreign currency transactions	-	(1,678)	-	2,698
Net realized gain (loss)	3,652,118	885,417	17,167,628	999,944
Net change in unrealized appreciation (depreciation) on:
Investments	6,978,553	1,674,337	(8,800,042)	5,875,927
Translation of assets and liabilities in foreign currencies	-	-	-	14
Net unrealized appreciation (depreciation)	6,978,553	1,674,337	(8,800,042)	5,875,941
Net realized and unrealized gain (loss)	10,630,671	2,559,754	8,367,586	6,875,885
Net increase (decrease) in net assets resulting from operations	$11,028,599	$2,551,965	$8,469,660	$7,073,533
(a) Net of withholding tax of:	$-	$1,416	$-	$228

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Small Company Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund
Investment Income (Note 2):
Dividends(a)	$3,405,372	$6,521,231	$16,071,143	$334,957
Interest	39,056	102,807	185,800	24,404
Securities lending net income	133,357	283,893	324,825	1,764
Total investment income	3,577,785	6,907,931	16,581,768	361,125
Expenses (Note 3)
Investment management fees (Note 3)	1,488,330	3,066,421	4,985,074	151,975
Custody fees	268,236	307,472	683,641	44,560
Trustee reporting	1,264	1,264	1,264	940
Audit and legal fees	18,151	19,238	31,074	27,039
Proxy fees	680	576	576	679
Shareholder reporting fees	8,367	10,471	15,146	318
Directors' fees (Note 3)	16,643	21,986	31,906	603
	1,801,671	3,427,428	5,748,681	226,114
Administration fees (Note 3):
Class A	299,654	66,328	145,382	13,084
Class L	56,782	529,885	171,310	17,016
Class Y	6,886	9,669	65,657	218
Class S	129,227	382,977	624,081	3,309
Class N	224	1,308	467	407
Distribution fees (Note 3):
Class N	141	798	317	226
Service fees (Note 3):
Class A	252,149	46,061	113,865	10,903
Class N	141	798	317	226
Total expenses	2,546,875	4,465,252	6,870,077	271,503
Expenses waived (Note 3):	(280,238)	(577,935)	(172,436)	(47,645)
Net expenses	2,266,637	3,887,317	6,697,641	223,858
Net investment income (loss)	1,311,148	3,020,614	9,884,127	137,267
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investment transactions	41,534,641	27,715,290	95,545,275	164,604
Realized gain distributions from affiliated issuers (Note 7)	-	-	-	-
Foreign currency transactions	(12,199)	(224,522)	(1,097,882)	(78,617)
Net realized gain (loss)	41,522,442	27,490,768	94,447,393	85,987
Net change in unrealized appreciation (depreciation) on:
Investments	8,830,510	54,794,774	101,278,026	3,900,633
Translation of assets and liabilities in foreign currencies	1,896	18,648	14,338	(949)
Net unrealized appreciation (depreciation)	8,832,406	54,813,422	101,292,364	3,899,684
Net realized and unrealized gain (loss)	50,354,848	82,304,190	195,739,757	3,985,671
Net increase (decrease) in net assets resulting from operations	$51,665,996	$85,324,804	$205,623,884	$4,122,938
(a) Net of withholding tax of:	$2,625	$505,400	$784,108	$28,376

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Changes in Net Assets

	MassMutual Premier Money Market Fund		MassMutual Premier Short-Duration Bond Fund
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$17,220,796	$21,499,950	$12,378,641	$21,582,646
Net realized gain (loss) on investment transactions	-	-	(63,630)	(2,153,780)
Net change in unrealized appreciation (depreciation) on investments	-	-	1,817,088	2,801,685
Net increase (decrease) in net assets resulting from operations	17,220,796	21,499,950	14,132,099	22,230,551
Distributions to shareholders (Note 2):
From net investment income:
Class A	(5,249,012)	(5,046,829)	(3,051,276)	(2,607,347)
Class L	(2,160,218)	(3,110,696)	(6,704,299)	(7,926,728)
Class Y	(3,724,013)	(3,725,148)	(3,725,918)	(2,963,980)
Class S	(6,087,553)	(9,617,277)	(8,988,755)	(7,168,614)
Class N	-	-	(4,035)	(3,549)
Total distributions from net investment income	(17,220,796)	(21,499,950)	(22,474,283)	(20,670,218)
From net realized gains:
Class A	-	-	-	-
Class L	-	-	-	-
Class Y	-	-	-	-
Class S	-	-	-	-
Class N	-	-	-	-
Total distributions from net realized gains	-	-	-	-
Net fund share transactions (Note 5):
Class A	79,216,434	97,649,051	(292,233)	8,497,249
Class L	9,432,720	17,912,202	(16,795,453)	(22,908,678)
Class Y	67,179,810	34,930,691	45,355,971	11,712,872
Class S	23,095,109	35,069,596	23,884,559	26,639,828
Class N	-	-	43	(75)
Increase (decrease) in net assets from fund share transactions	178,924,073	185,561,540	52,152,887	23,941,196
Total increase (decrease) in net assets	178,924,073	185,561,540	43,810,703	25,501,529
Net assets:
Beginning of year	629,901,025	444,339,485	512,724,780	487,223,251
End of year	$808,825,098	$629,901,025	$556,535,483	$512,724,780
Undistributed net investment income (distributions in excess of net investment income) included in net assets at the end of the year	$(17,117)	$(17,118)	$8,686,841	$18,782,483

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Inflation-Protected Bond Fund		MassMutual Premier Core Bond Fund
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,217,733	$14,120,173	$39,257,274	$74,603,207
Net realized gain (loss) on investment transactions	(864,138)	(794,268)	910,092	(11,916,595)
Net change in unrealized appreciation (depreciation) on investments	6,037,561	(6,218,015)	2,996,736	13,639,062
Net increase (decrease) in net assets resulting from operations	7,391,156	7,107,890	43,164,102	76,325,674
Distributions to shareholders (Note 2):
From net investment income:
Class A	(708,453)	(830,309)	(8,523,667)	(10,072,220)
Class L	(179,760)	(258,150)	(17,465,981)	(17,647,143)
Class Y	(3,046,491)	(4,572,540)	(10,079,342)	(9,352,639)
Class S	(7,725,749)	(8,883,093)	(38,756,521)	(39,495,370)
Class N	(6,661)	(5,032)	(10,837)	(56,422)
Total distributions from net investment income	(11,667,114)	(14,549,124)	(74,836,348)	(76,623,794)
From net realized gains:
Class A	-	(18,292)	-	-
Class L	-	(5,541)	-	-
Class Y	-	(95,605)	-	-
Class S	-	(182,140)	-	-
Class N	-	(122)	-	-
Total distributions from net realized gains	-	(301,700)	-	-
Net fund share transactions (Note 5):
Class A	3,690,611	5,108,732	(18,422,666)	(21,709,541)
Class L	51,495,189	428,555	(45,642,786)	38,428,451
Class Y	(458,533)	7,976,875	44,308,686	(1,980,177)
Class S	28,153,739	60,583,395	(96,528,286)	33,566,369
Class N	13,567	100,560	(16,705)	(945,812)
Increase (decrease) in net assets from fund share transactions	82,894,573	74,198,117	(116,301,757)	47,359,290
Total increase (decrease) in net assets	78,618,615	66,455,183	(147,974,003)	47,061,170
Net assets:
Beginning of year	308,950,421	242,495,238	1,716,254,740	1,669,193,570
End of year	$387,569,036	$308,950,421	$1,568,280,737	$1,716,254,740
Undistributed net investment income (distributions in excess of net investment income) included in net assets at the end of the year	$2,217,069	$11,666,450	$26,548,555	$62,127,629

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Changes in Net Assets

	MassMutual Premier Diversified Bond Fund		MassMutual Premier Strategic Income Fund
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$10,699,771	$18,298,880	$7,739,056	$12,917,364
Net realized gain (loss) on investment transactions	1,004,797	(2,165,402)	3,169,146	(4,151,554)
Net change in unrealized appreciation (depreciation) on investments	1,277,187	6,010,788	8,705,459	5,918,318
Net increase (decrease) in net assets resulting from operations	12,981,755	22,144,266	19,613,661	14,684,128
Distributions to shareholders (Note 2):
From net investment income:
Class A	(1,455,684)	(1,245,943)	(612,005)	(270,661)
Class L	(9,426,596)	(5,453,736)	(7,564,286)	(9,083,066)
Class Y	(503,437)	(401,819)	(219,339)	(467,504)
Class S	(8,599,964)	(6,956,518)	(1,342,240)	(4,111)
Class N	(48,546)	(43,115)	(16,922)	(3,376)
Total distributions from net investment income	(20,034,227)	(14,101,131)	(9,754,792)	(9,828,718)
From net realized gains:
Class A	-	-	-	-
Class L	-	-	-	-
Class Y	-	-	-	-
Class S	-	-	-	-
Class N	-	-	-	-
Total distributions from net realized gains	-	-	-	-
Net fund share transactions (Note 5):
Class A	154,320	(4,540,211)	10,295,103	9,733,555
Class L	(43,733,779)	93,049,803	66,839,877	(33,918,413)
Class Y	7,585,010	797,541	1,064,300	(5,392,800)
Class S	(1,994,385)	49,769,165	44,529,523	625,204
Class N	219,830	(15,500)	78,313	359,625
Increase (decrease) in net assets from fund share transactions	(37,769,004)	139,060,798	122,807,116	(28,592,829)
Total increase (decrease) in net assets	(44,821,476)	147,103,933	132,665,985	(23,737,419)
Net assets:
Beginning of year	493,736,730	346,632,797	234,105,479	257,842,898
End of year	$448,915,254	$493,736,730	$366,771,464	$234,105,479
Undistributed net investment income (distributions in excess of net investment income) included in net assets at the end of the year	$7,120,085	$16,454,541	$4,323,738	$6,339,474

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier High Yield Fund
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,166,675	$8,337,898
Net realized gain (loss) on investment transactions	1,344,272	284,723
Net change in unrealized appreciation (depreciation) on investments	3,957,430	2,044,580
Net increase (decrease) in net assets resulting from operations	11,468,377	10,667,201
Distributions to shareholders (Note 2):
From net investment income:
Class A	(1,040,979)	(465,098)
Class L	(185,977)	(60,398)
Class Y	(5,559,583)	(4,270,497)
Class S	(2,045,928)	(1,677,220)
Class N	(119,200)	(6,500)
Total distributions from net investment income	(8,951,667)	(6,479,713)
From net realized gains:
Class A	(30,249)	(32,206)
Class L	(5,223)	(4,102)
Class Y	(154,860)	(294,051)
Class S	(56,711)	(113,722)
Class N	(3,488)	(501)
Total distributions from net realized gains	(250,531)	(444,582)
Net fund share transactions (Note 5):
Class A	10,407,994	9,754,819
Class L	2,000,161	2,067,073
Class Y	29,387,591	13,288,650
Class S	8,745,331	7,050,346
Class N	(241,117)	1,768,746
Increase (decrease) in net assets from fund share transactions	50,299,960	33,929,634
Total increase (decrease) in net assets	52,566,139	37,672,540
Net assets:
Beginning of year	132,688,735	95,016,195
End of year	$185,254,874	$132,688,735
Undistributed net investment income (distributions in excess of net investment income) included in net assets at the end of the year	$4,376,821	$7,161,813

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Changes in Net Assets

	MassMutual Premier Balanced Fund		MassMutual Premier Value Fund
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,122,440	$5,983,286	$2,777,413	$7,141,866
Net realized gain (loss) on investment transactions	8,742,703	13,121,303	36,051,420	97,907,740
Net change in unrealized appreciation (depreciation) on investments	1,349,659	7,373,404	26,044,614	(41,788,790)
Net increase (decrease) in net assets resulting from operations	13,214,802	26,477,993	64,873,447	63,260,816
Distributions to shareholders (Note 2):
From net investment income:
Class A	(217,281)	(170,929)	(979,225)	(227,714)
Class L	(52,167)	(47,560)	(3,331,661)	(1,823,939)
Class Y	(53,948)	(47,299)	(165,922)	(53,633)
Class S	(5,362,244)	(6,174,607)	(16,764,960)	(7,032,969)
Class N	(2,602)	(8,024)	(33,491)	(1,887)
Total distributions from net investment income	(5,688,242)	(6,448,419)	(21,275,259)	(9,140,142)
From net realized gains:
Class A	-	-	(404,119)	(87,707)
Class L	-	-	(1,314,243)	(616,286)
Class Y	-	-	(62,926)	(16,793)
Class S	-	-	(6,243,220)	(2,078,066)
Class N	-	-	(13,632)	(991)
Total distributions from net realized gains	-	-	(8,038,140)	(2,799,843)
Net fund share transactions (Note 5):
Class A	824,798	795,297	1,410,024	5,976,493
Class L	102,585	(111,706)	(1,227,478)	(52,492,390)
Class Y	213,676	14,905	727,053	(94,126)
Class S	(18,884,785)	(43,573,721)	11,513,311	(62,928,428)
Class N	(162)	(294,265)	(668,440)	515,036
Increase (decrease) in net assets from fund share transactions	(17,743,888)	(43,169,490)	11,754,470	(109,023,415)
Total increase (decrease) in net assets	(10,217,328)	(23,139,916)	47,314,518	(57,702,584)
Net assets:
Beginning of year	221,090,898	244,230,814	476,901,297	534,603,881
End of year	$210,873,570	$221,090,898	$524,215,815	$476,901,297
Undistributed net investment income (distributions in excess of net investment income) included in net assets at the end of the year	$1,987,070	$4,552,872	$(13,559,045)	$4,938,801

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Enhanced Index Value Fund		MassMutual Premier Enhanced Index Value Fund II
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,340,259	$1,897,234	$1,714,410	$3,585,795
Net realized gain (loss) on investment transactions	9,521,828	7,628,250	15,289,703	20,696,746
Net change in unrealized appreciation (depreciation) on investments	8,412,435	9,819,334	(3,239,236)	10,132,842
Net increase (decrease) in net assets resulting from operations	20,274,522	19,344,818	13,764,877	34,415,383
Distributions to shareholders (Note 2):
From net investment income:
Class A	(60,349)	(73,387)	(74,638)	(75,770)
Class L	(168,721)	(29,339)	(283,017)	(379,855)
Class Y	(1,267,745)	(1,180,697)	(29,401)	(27,006)
Class S	(641,398)	(1,799)	(3,106,353)	(3,187,452)
Class N	(704)	(905)	(2,266)	(2,532)
Total distributions from net investment income	(2,138,917)	(1,286,127)	(3,495,675)	(3,672,615)
From net realized gains:
Class A	(274,768)	(354,875)	(576,362)	(755,526)
Class L	(612,880)	(161,810)	(1,875,255)	(3,207,275)
Class Y	(4,524,100)	(5,716,148)	(175,446)	(211,722)
Class S	(2,048,418)	(8,320)	(17,708,466)	(23,792,695)
Class N	(5,634)	(8,320)	(19,758)	(30,285)
Total distributions from net realized gains	(7,465,800)	(6,249,473)	(20,355,287)	(27,997,503)
Net fund share transactions (Note 5):
Class A	7,212,666	2,902,395	(589,218)	399,731
Class L	88,959,140	12,899,995	(12,519,918)	(5,366,864)
Class Y	29,657,569	20,130,403	312,502	58,778
Class S	112,779,493	116,791	2,119,695	783,856
Class N	194,642	9,167	(8,761)	(18,649)
Increase (decrease) in net assets from fund share transactions	238,803,510	36,058,751	(10,685,700)	(4,143,148)
Total increase (decrease) in net assets	249,473,315	47,867,969	(20,771,785)	(1,397,883)
Net assets:
Beginning of year	130,341,456	82,473,487	180,075,710	181,473,593
End of year	$379,814,771	$130,341,456	$159,303,925	$180,075,710
Undistributed net investment income (distributions in excess of net investment income) included in net assets at the end of the year	$1,686,526	$1,485,184	$883,497	$2,664,762

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Changes in Net Assets

	MassMutual Premier Enhanced Index Core Equity Fund		MassMutual Premier Main Street Fund
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$314,411	$472,986	$2,323,007	$3,916,419
Net realized gain (loss) on investment transactions	2,199,310	2,967,916	22,095,070	18,372,597
Net change in unrealized appreciation (depreciation) on investments	1,517,569	2,373,755	3,634,122	29,278,031
Net increase (decrease) in net assets resulting from operations	4,031,290	5,814,657	28,052,199	51,567,047
Distributions to shareholders (Note 2):
From net investment income:
Class A	(25,973)	(3,624)	(111,470)	(56,482)
Class L	(6,928)	(8,089)	(879,584)	(1,087,995)
Class Y	(448,038)	(394,466)	(76,162)	(1,296)
Class S	(2,320)	(1,413)	(2,858,157)	(2,985,168)
Class N	(474)	(608)	(384)	(593)
Total distributions from net investment income	(483,733)	(408,200)	(3,925,757)	(4,131,534)
Tax return of capital after tax return
Class L	-	-	-	-
Class Y	-	-	-	-
Class S	-	-	-	-
Total tax return of capital	-	-	-	-
From net realized gains:
Class A	-	-	(699,998)	-
Class L	-	-	(4,850,366)	-
Class Y	-	-	(310,168)	-
Class S	-	-	(11,544,173)	-
Class N	-	-	(5,635)	-
Total distributions from net realized gains	-	-	(17,410,340)	-
Net fund share transactions (Note 5):
Class A	2,768,147	2,193,371	4,209,162	7,530,957
Class L	72,909	(55,309)	(7,436,219)	(5,732,519)
Class Y	7,914,359	3,178,719	6,776,401	1
Class S	885	71,381	(7,673,684)	(14,886,752)
Class N	-	1	6	448
Increase (decrease) in net assets from fund share transactions	10,756,300	5,388,163	(4,124,334)	(13,087,865)
Total increase (decrease) in net assets	14,303,857	10,794,620	2,591,768	34,347,648
Net assets:
Beginning of year	43,658,300	32,863,680	367,810,182	333,462,534
End of year	$57,962,157	$43,658,300	$370,401,950	$367,810,182
Undistributed net investment income (distributions in excess of net investment income) included in net assets at the end of the year	$187,639	$356,961	$1,370,780	$2,973,530

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Capital Appreciation Fund		MassMutual Premier Core Growth Fund
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$602,232	$93,474	$(68,166)	$46,800
Net realized gain (loss) on investment transactions	15,136,203	(4,740,629)	1,767,267	9,177,424
Net change in unrealized appreciation (depreciation) on investments	62,406,386	81,679,325	4,718,086	(8,877,438)
Net increase (decrease) in net assets resulting from operations	78,144,821	77,032,170	6,417,187	346,786
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-	-	(985)
Class L	-	(43,458)	-	(418)
Class Y	-	(137,319)	-	(576)
Class S	-	(1,673,287)	-	(494,400)
Class N	-	-	-	-
Total distributions from net investment income	-	(1,854,064)	-	(496,379)
Tax return of capital after tax return
Class L	-	(3,868)	-	-
Class Y	-	(12,221)	-	-
Class S	-	(148,916)	-	-
Total tax return of capital	-	(165,005)	-	-
From net realized gains:
Class A	-	-	-	-
Class L	-	-	-	-
Class Y	-	-	-	-
Class S	-	-	-	-
Class N	-	-	-	-
Total distributions from net realized gains	-	-	-	-
Net fund share transactions (Note 5):
Class A	(14,092,776)	(3,250,383)	379,035	233,563
Class L	21,691,922	11,614,452	22,892,470	3,058
Class Y	1,076,825	19,044,987	-	1
Class S	17,296,449	14,893,965	(33,200,573)	(9,114,129)
Class N	211,334	534,111	1,007	1,055
Increase (decrease) in net assets from fund share transactions	26,183,754	42,837,132	(9,928,061)	(8,876,452)
Total increase (decrease) in net assets	104,328,575	117,850,233	(3,510,874)	(9,026,045)
Net assets:
Beginning of year	931,549,384	813,699,151	76,169,974	85,196,019
End of year	$1,035,877,959	$931,549,384	$72,659,100	$76,169,974
Undistributed net investment income (distributions in excess of net investment income) included in net assets at the end of the year	$602,232	$-	$(68,166)	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Changes in Net Assets

	MassMutual Premier Enhanced Index Growth Fund		MassMutual Premier Discovery Value Fund
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006*
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$397,928	$253,229	$(7,789)	$118,966
Net realized gain (loss) on investment transactions	3,652,118	2,037,579	885,417	1,017,999
Net change in unrealized appreciation (depreciation) on investments	6,978,553	2,970,152	1,674,337	525,145
Net increase (decrease) in net assets resulting from operations	11,028,599	5,260,960	2,551,965	1,662,110
Distributions to shareholders (Note 2):
From net investment income:
Class A	(2,949)	(4,211)	(1,121)	(50)
Class L	(29,926)	(306)	(783)	(71)
Class Y	(234,096)	(144,650)	(948)	(84)
Class S	(55,533)	(521)	(108,327)	(8,901)
Class N	-	-	(178)	(16)
Total distributions from net investment income	(322,504)	(149,688)	(111,357)	(9,122)
From net realized gains:
Class A	-	-	(15,222)	-
Class L	-	-	(9,350)	-
Class Y	-	-	(9,350)	-
Class S	-	-	(982,413)	-
Class N	-	-	(9,350)	-
Total distributions from net realized gains	-	-	(1,025,685)	-
Net fund share transactions (Note 5):
Class A	1,212,429	1,328,327	6,677,457	141,240
Class L	53,019,453	7,955,746	20	100,100
Class Y	14,036,940	14,276,591	3,350,579	100,100
Class S	74,886,445	208,982	2,821,081	10,315,972
Class N	-	-	9	100,100
Increase (decrease) in net assets from fund share transactions	143,155,267	23,769,646	12,849,146	10,757,512
Total increase (decrease) in net assets	153,861,362	28,880,918	14,264,069	12,410,500
Net assets:
Beginning of year	62,766,929	33,886,011	12,410,500	-
End of year	$216,628,291	$62,766,929	$26,674,569	$12,410,500
Undistributed net investment income (distributions in excess of net investment income) included in net assets at the end of the year	$258,998	$183,574	$(10,696)	$108,450

*  Fund commenced operations on December 1, 2005.

**  Fund commenced operations on September 27, 2006.

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier Small Capitalization Value Fund		MassMutual Premier Main Street Small Cap Fund
	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006	Six Months Ended April 30, 2007 (Unaudited)	Period Ended October 31, 2006 **
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$102,074	$(92,703)	$197,648	$2,424
Net realized gain (loss) on investment transactions	17,167,628	10,163,097	999,944	39,320
Net change in unrealized appreciation (depreciation) on investments	(8,800,042)	5,501,025	5,875,941	410,521
Net increase (decrease) in net assets resulting from operations	8,469,660	15,571,419	7,073,533	452,265
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-	-	-
Class L	-	-	-	-
Class Y	-	-	-	-
Class S	-	-	(32,910)	-
Class N	-	-	-	-
Total distributions from net investment income	-	-	(32,910)	-
From net realized gains:
Class A	(333,421)	(175,973)	-	-
Class L	(20,368)	(66,250)	-	-
Class Y	(169,577)	(22,814)	-	-
Class S	(9,516,653)	(3,404,418)	(39,511)	-
Class N	(137,040)	(3,743)	-	-
Total distributions from net realized gains	(10,177,059)	(3,673,198)	(39,511)	-
Net fund share transactions (Note 5):
Class A	486,258	748,025	929,176	100,000
Class L	23,980	(1,609,146)	41,311,735	100,000
Class Y	120,304	1,213,937	(107,775)	100,000
Class S	(4,997,350)	1,823,084	45,518,788	9,600,000
Class N	222,336	1,273,080	(75,885)	100,000
Increase (decrease) in net assets from fund share transactions	(4,144,472)	3,448,980	87,576,039	10,000,000
Total increase (decrease) in net assets	(5,851,871)	15,347,201	94,577,151	10,452,265
Net assets:
Beginning of year	121,546,653	106,199,452	10,452,265	-
End of year	$115,694,782	$121,546,653	$105,029,416	$10,452,265
Undistributed net investment income (distributions in excess of net investment income) included in net assets at the end of the year	$115,174	$13,100	$167,036	$2,298

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Changes in Net Assets

	MassMutual Premier Small Company Opportunities Fund		MassMutual Premier Global Fund
	Six Months April 30, 2007 (Unaudited)	Ended Year Ended October 31, 2006	Six Months April 30, 2007 (Unaudited)	Ended Year Ended October 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,311,148	$66,245	$3,020,614	$7,912,617
Net realized gain (loss) on investment transactions	41,522,442	174,815,355	27,490,768	18,726,985
Net change in unrealized appreciation (depreciation) on investments	8,832,406	(96,943,957)	54,813,422	92,477,429
Net increase (decrease) in net assets resulting from operations	51,665,996	77,937,643	85,324,804	119,117,031
Distributions to shareholders (Note 2):
From net investment income:
Class A	-	-	(347,584)	(94,992)
Class L	-	-	(3,197,416)	(1,713,963)
Class Y	-	-	(177,787)	(29,266)
Class S	-	-	(5,593,026)	(3,170,093)
Class N	-	-	(5,510)	(451)
Total distributions from net investment income	-	-	(9,321,323)	(5,008,765)
From net realized gains:
Class A	(68,646,538)	(31,055,958)	(901,262)	-
Class L	(21,822,478)	(7,501,295)	(7,455,289)	-
Class Y	(2,198,973)	(1,080,685)	(341,094)	-
Class S	(84,089,474)	(30,147,036)	(10,882,665)	-
Class N	(47,414)	(11,953)	(16,042)	-
Total distributions from net realized gains	(176,804,877)	(69,796,927)	(19,596,352)	-
Net fund share transactions (Note 5):
Class A	4,589,466	(177,816,763)	7,709,374	22,474,285
Class L	(47,320,598)	(15,438,931)	(14,822,950)	1,386,081
Class Y	2,619,897	(8,054,825)	4,632,205	1,010,733
Class S	(24,107,667)	(44,339,618)	(47,620,774)	(2,484,689)
Class N	268	28	69,729	216,844
Increase (decrease) in net assets from fund share transactions	(64,218,634)	(245,650,109)	(50,032,416)	22,603,254
Total increase (decrease) in net assets	(189,357,515)	(237,509,393)	6,374,713	136,711,520
Net assets:
Beginning of year	645,925,914	883,435,307	764,312,240	627,600,720
End of year	$456,568,399	$645,925,914	$770,686,953	$764,312,240
Undistributed net investment income (distributions in excess of net investment income) included in net assets at the end of the year	$1,298,989	$(12,159)	$(25,106)	$6,275,603

*  Fund commenced operations on December 1, 2005.

The accompanying notes are an integral part of the financial statements.

	MassMutual Premier International Equity Fund		MassMutual Premier Focused International Fund
	Six Months April 30, 2007 (Unaudited)	Ended Year Ended October 31, 2006	Six Months April 30, 2007 (Unaudited)	Ended Period Ended October 31, 2006*
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$9,884,127	$9,384,488	$137,267	$66,691
Net realized gain (loss) on investment transactions	94,447,393	97,124,363	85,987	123,969
Net change in unrealized appreciation (depreciation) on investments	101,292,364	131,183,221	3,899,684	1,398,793
Net increase (decrease) in net assets resulting from operations	205,623,884	237,692,072	4,122,938	1,589,453
Distributions to shareholders (Note 2):
From net investment income:
Class A	(826,498)	(453,512)	(205)	-
Class L	(886,145)	(2,314,307)	(10,262)	-
Class Y	(915,987)	(661,608)	(256)	-
Class S	(11,279,127)	(7,164,613)	(8,684)	-
Class N	(1,564)	(957)	-	-
Total distributions from net investment income	(13,909,321)	(10,594,997)	(19,407)	-
From net realized gains:
Class A	-	-	(41,915)	-
Class L	-	-	(74,788)	-
Class Y	-	-	(1,836)	-
Class S	-	-	(56,563)	-
Class N	-	-	(1,241)	-
Total distributions from net realized gains	-	-	(176,343)	-
Net fund share transactions (Note 5):
Class A	(4,168,631)	14,713,208	12,781,190	3,552,052
Class L	(28,571,368)	(146,851,689)	1,346,721	9,508,524
Class Y	(5,846,613)	(443,224)	226,658	150,364
Class S	795,025	42,411,250	10,627,079	4,882,392
Class N	17	(350)	22,524	123,442
Increase (decrease) in net assets from fund share transactions	(37,791,570)	(90,170,805)	25,004,172	18,216,774
Total increase (decrease) in net assets	153,922,993	136,926,270	28,931,360	19,806,227
Net assets:
Beginning of year	1,083,857,980	946,931,710	19,806,227	-
End of year	$1,237,780,973	$1,083,857,980	$48,737,587	$19,806,227
Undistributed net investment income (distributions in excess of net investment income) included in net assets at the end of the year	$(2,284,482)	$1,740,712	$132,189	$14,329

MassMutual Premier Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03		Year ended 12/31/02†	Year ended 12/31/01†
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.04	***	0.02	***	0.00	***††	0.00	***††	0.01 ***	0.03 ***
Net realized and unrealized gain (loss) on investments	-		-		-		0.00	††	0.00	††	0.00 ††	0.00 ††
Total income from investment operations	0.02		0.04		0.02		0.00		0.00		0.01	0.03
Less distributions to shareholders:
From net investment income	(0.02)		(0.04)		(0.02)		(0.00	)††	(0.00	)††	(0.01)	(0.03)
From net realized gains	-		-		-		(0.00	)††	(0.00	)††	-	-
Total distributions	(0.02)		(0.04)		(0.02)		-		(0.00)		(0.01)	(0.03)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(a)	2.26	% **	4.09%		2.09%		0.28	% **	0.20%		0.92%	3.62%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$267,207		$187,991		$90,342		$82,439		$78,968		$90,331	$90,121
Ratio of expenses to average daily net assets:
Before expense waiver	0.96	% *	0.98%		0.95%		0.98	% *	0.95%		0.95%	0.96%
After expense waiver	0.77	% *#	0.77	% #	0.77	% #	0.86	% *#	0.94	% #	N/A	N/A
Net investment income (loss) to average daily net assets	4.53	% *	4.11%		2.07%		0.34	% *	0.21%		0.92%	3.28%
	Class L
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03		Year ended 12/31/02†	Year ended 12/31/01†
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.04	***	0.02	***	0.00	***††	0.00	***††	0.01 ***	0.04 ***
Net realized and unrealized gain (loss) on investments	-		-		-		0.00	††	0.00	††	0.00 ††	0.00 ††
Total income from investment operations	0.02		0.04		0.02		0.00		0.00		0.01	0.04
Less distributions to shareholders:
From net investment income	(0.02)		(0.04)		(0.02)		(0.00	)††	(0.00	)††	(0.01)	(0.04)
From net realized gains	-		-		-		(0.00	)††	(0.00	)††	-	-
Total distributions	(0.02)		(0.04)		(0.02)		-		(0.00)		(0.01)	(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return(a)	2.39	% **	4.35%		2.34%		0.47	% **	0.44%		1.19%	3.88%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$90,808		$81,374		$63,462		$61,345		$55,400		$66,906	$53,151
Ratio of expenses to average daily net assets:
Before expense waiver	0.71	% *	0.73%		0.70%		0.74	% *	0.70%		0.70%	0.71%
After expense waiver	0.52	% *#	0.52	% #	0.52	% #	0.63	% *#	N/A		N/A	N/A
Net investment income (loss) to average daily net assets	4.78	% *	4.32%		2.32%		0.56	% *	0.44%		1.17%	3.58%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Amounts have been restated to reflect stock splits.

††  Net investment income (loss), net realized and unrealized gain (loss) on investments, distributions from net investment income and distributions from net realized gains are less than $0.01 per share.

++  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02†	Year ended 12/31/01†
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.04	***	0.02	***	0.01	***	0.01 ***	0.01 ***	0.04 ***
Net realized and unrealized gain (loss) on investments	-		-		-		0.00	††	0.00 ††	0.01	0.00 ††
Total income from investment operations	0.02		0.04		0.02		0.01		0.01	0.02	0.04
Less distributions to shareholders:
From net investment income	(0.02)		(0.04)		(0.02)		(0.01)		(0.01)	(0.02)	(0.04)
From net realized gains	-		-		-		(0.00	)††	(0.00)††	-	-
Total distributions	(0.02)		(0.04)		(0.02)		(0.01)		(0.01)	(0.02)	(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(a)	2.37	% **	4.32%		2.31%		0.51	% **	0.59%	1.33%	4.04%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$178,493		$111,314		$76,384		$123,384		$90,362	$107,089	$84,481
Ratio of expenses to average daily net assets:
Before expense waiver	0.56	% *	0.58%		0.55%		0.59	% *	0.55%	0.55%	0.56%
After expense waiver	0.55	% *#	0.55	% #	0.55	% #	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	4.75	% *	4.31%		2.20%		0.64	% *	0.59%	1.31%	3.87%
	Class S
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03	Year ended 12/31/02†	Year ended 12/31/01†
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.04	***	0.02	***	0.01	***	0.01 ***	0.01 ***	0.04 ***
Net realized and unrealized gain (loss) on investments	-		-		-		0.00	††	0.00 ††	0.01	0.00 ††
Total income from investment operations	0.02		0.04		0.02		0.01		0.01	0.02	0.04
Less distributions to shareholders:
From net investment income	(0.02)		(0.04)		(0.02)		(0.01)		(0.01)	(0.02)	(0.04)
From net realized gains	-		-		-		(0.00	)††	(0.00)††	-	-
Total distributions	(0.02)		(0.04)		(0.02)		(0.01)		(0.01)	(0.02)	(0.04)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total Return(a)	2.42	% **	4.42%		2.42%		0.59	% **	0.69%	1.42%	4.14%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$272,318		$249,221		$214,152		$255,835		$269,275	$332,076	$392,587
Ratio of expenses to average daily net assets:
Before expense waiver	0.46	% *	0.48%		0.45%		0.48	% *	0.45%	0.45%	0.45%
After expense waiver	0.45	% *#	0.45	% #	0.45	% #	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	4.84	% *	4.36%		2.36%		0.70	% *	0.70%	1.43%	4.03%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Amounts have been restated to reflect stock splits.

††  Net investment income (loss), net realized and unrealized gain (loss) on investments, distributions from net investment income and distributions from net realized gains are less than $0.01 per share.

++  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(c)
Net asset value, beginning of period	$10.23		$10.21		$10.52		$10.27		$10.34	$10.03	$9.98
Income (loss) from investment operations:
Net investment income (loss)	0.23	***	0.39	***	0.32	***	0.27	***	0.34 ***	0.40 ***	0.49 ***
Net realized and unrealized gain (loss) on investments	0.04		0.01		(0.23)		(0.02)		(0.01)	0.32	0.10
Total income from investment operations	0.27		0.40		0.09		0.25		0.33	0.72	0.59
Less distributions to shareholders:
From net investment income	(0.43)		(0.38)		(0.37)		-		(0.40)	(0.41)	(0.54)
From net realized gains	-		-		(0.03)		-		-	-	-
Total distributions	(0.43)		(0.38)		(0.40)		-		(0.40)	(0.41)	(0.54)
Net asset value, end of period	$10.07		$10.23		$10.21		$10.52		$10.27	$10.34	$10.03
Total Return(a)	2.70	% (b)**	4.09	% (b)	0.88	% (b)	2.43	% (b)**	3.22%	7.19%	5.94%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$71,836		$73,351		$64,617		$59,552		$43,144	$21,199	$11,473
Ratio of expenses to average daily net assets:
Before expense waiver	0.99	% *	1.00%		0.99%		0.99	% *	0.99%	0.99%	0.99%
After expense waiver	0.92	% #*	0.92	% #	0.92	% #	0.95	% *#	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	4.55	% *	3.91%		3.17%		3.14	% *	3.20%	3.88%	4.67%
Portfolio turnover rate	160	% **	156%		114%		78	% **	41%	19%	24%
	Class L
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(c)
Net asset value, beginning of period	$10.26		$10.23		$10.53		$10.27		$10.32	$10.01	$9.95
Income (loss) from investment operations:
Net investment income (loss)	0.24	***	0.42	***	0.35	***	0.29	***	0.36 ***	0.43 ***	0.51 ***
Net realized and unrealized gain (loss) on investments	0.04		0.02		(0.23)		(0.03)		0.01	0.32	0.10
Total income from investment operations	0.28		0.44		0.12		0.26		0.37	0.75	0.61
Less distributions to shareholders:
From net investment income	(0.45)		(0.41)		(0.39)		-		(0.42)	(0.44)	(0.55)
From net realized gains	-		-		(0.03)		-		-	-	-
Total distributions	(0.45)		(0.41)		(0.42)		-		(0.42)	(0.44)	(0.55)
Net asset value, end of period	$10.09		$10.26		$10.23		$10.53		$10.27	$10.32	$10.01
Total Return(a)	2.78	% **	4.41%		1.20%		2.53	% **	3.55%	7.47%	6.16%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$154,892		$174,021		$196,942		$196,397		$183,757	$139,555	$77,789
Ratio of expenses to average daily net assets:
Before expense waiver	0.74	% *	0.75%		0.74%		0.74	% *	0.74%	0.74%	0.74%
After expense waiver	0.67	% #*	0.67	% #	0.67	% #	0.70	% *#	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	4.78	% *	4.14%		3.44%		3.35	% *	3.46%	4.13%	4.96%
Portfolio turnover rate	160	% **	156%		114%		78	% **	41%	19%	24%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

(c)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)
Net asset value, beginning of period	$10.30		$10.27		$10.58		$10.30		$10.37	$10.05	$9.99
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.43	***	0.36	***	0.30	***	0.38 ***	0.44 ***	0.53 ***
Net realized and unrealized gain (loss) on investments	0.03		0.02		(0.24)		(0.02)		(0.02)	0.34	0.10
Total income from investment operations	0.28		0.45		0.12		0.28		0.36	0.78	0.63
Less distributions to shareholders:
From net investment income	(0.46)		(0.42)		(0.40)		-		(0.43)	(0.46)	(0.57)
From net realized gains	-		-		(0.03)		-		-	-	-
Total distributions	(0.46)		(0.42)		(0.43)		-		(0.43)	(0.46)	(0.57)
Net asset value, end of period	$10.12		$10.30		$10.27		$10.58		$10.30	$10.37	$10.05
Total Return(a)	2.82	% **	4.48%		1.17%		2.72	% **	3.50%	7.73%	6.35%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$124,484		$80,419		$68,287		$49,563		$55,458	$42,750	$14,733
Ratio of expenses to average daily net assets:
Before expense waiver	0.60	% *	0.60%		0.59%		0.59	% *	0.59%	0.59%	0.59%
After expense waiver	0.59	% #*	0.59	% #	0.59	% #	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	4.90	% *	4.24%		3.48%		3.45	% *	3.60%	4.24%	5.08%
Portfolio turnover rate	160	% **	156%		114%		78	% **	41%	19%	24%
	Class S
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)
Net asset value, beginning of period	$10.37		$10.34		$10.64		$10.36		$10.41	$10.08	$10.01
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.44	***	0.37	***	0.30	***	0.39 ***	0.45 ***	0.54 ***
Net realized and unrealized gain (loss) on investments	0.04		0.01		(0.24)		(0.02)		(0.01)	0.33	0.10
Total income from investment operations	0.29		0.45		0.13		0.28		0.38	0.78	0.64
Less distributions to shareholders:
From net investment income	(0.47)		(0.42)		(0.40)		-		(0.43)	(0.45)	(0.57)
From net realized gains	-		-		(0.03)		-		-	-	-
Total distributions	(0.47)		(0.42)		(0.43)		-		(0.43)	(0.45)	(0.57)
Net asset value, end of period	$10.19		$10.37		$10.34		$10.64		$10.36	$10.41	$10.08
Total Return(a)	2.85	% **	4.51%		1.33%		2.70	% **	3.68%	7.75%	6.42%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$205,222		$184,830		$157,275		$128,695		$127,246	$146,276	$161,988
Ratio of expenses to average daily net assets:
Before expense waiver	0.54	% *	0.55%		0.54%		0.54	% *	0.54%	0.54%	0.54%
After expense waiver	0.54	% #*	0.54	% #	0.54	% #	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	4.93	% *	4.29%		3.54%		3.48	% *	3.67%	4.38%	5.19%
Portfolio turnover rate	160	% **	156%		114%		78	% **	41%	19%	24%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share of $0.02, an increase to net realized and unrealized gains and losses per share of $0.02, and a decrease of the ratio of net investment income to average net assets of 0.20%.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$10.20		$10.16		$10.47		$10.25		$10.30		$10.31
Income (loss) from investment operations:
Net investment income (loss)	0.21	***	0.36	***	0.24	***	0.25	***	0.31	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	0.03		0.03		(0.19)		(0.03)		(0.00	)†	(0.01)
Total income (loss) from investment operations	0.24		0.39		0.05		0.22		0.31		(0.01)
Less distributions to shareholders:
From net investment income	(0.40)		(0.35)		(0.33)		-		(0.36)		-
Tax return of capital	-		-		(0.03)		-		-		-
Total distributions	(0.40)		(0.35)		(0.36)		-		(0.36)		-
Net asset value, end of period	$10.04		$10.20		$10.16		$10.47		$10.25		$10.30
Total Return(a)	2.49	% (b)**	3.74	% (b)	0.62	% (b)	2.15	% (b)**	2.98	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$102		$103		$103		$106		$104		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.29	% *	1.30%		1.29%		1.29	% *	1.29%		-	‡
After expense waiver	1.22	% #*	1.22	% #	1.22	% #	1.25	% *#	N/A		N/A
Net investment income (loss) to average daily net assets	4.25	% *	3.61%		2.39%		2.92	% *	2.92%		-	‡
Portfolio turnover rate	160	% **	156%		114%		78	% **	41%		19%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) and net realized and unrealized gain (loss) on investments are less than $0.01 per share.

+  For the period from January 1,2004 through October 31, 2004.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes contingent deferred sales charges and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.19		$10.51		$10.60		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.45	***	0.69	***	0.36	***	-
Net realized and unrealized gain (loss) on investments	0.12		(0.24)		(0.48)		0.24		-
Total income from investment operations	0.15		0.21		0.21		0.60		0.00
Less distributions to shareholders:
From net investment income	(0.33)		(0.52)		(0.29)		-		-
From net realized gains	-		(0.01)		(0.01)		-		-
Total distributions	(0.33)		(0.53)		(0.30)		-		-
Net asset value, end of period	$10.01		$10.19		$10.51		$10.60		$10.00
Total Return(a)	1.58	% (b)**	2.07	% (b)	1.95	% (b)	6.00	%**(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$23,932		$20,591		$15,983		$4,447		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.04	% *	1.04%		1.04%		1.11	%*	-	‡
After expense waiver	N/A		N/A		N/A		1.08	%*#	N/A
Net investment income (loss) to average daily net assets	0.70	% *	4.50%		6.52%		4.11	%*	-	‡
Portfolio turnover rate	4	% **	4%		7%		4	%**	N/A
	Class L
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.28		$10.59		$10.66		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15	***	0.46	***	0.46	***	0.33	***	-
Net realized and unrealized gain (loss) on investments	0.01		(0.23)		(0.23)		0.33		-
Total income from investment operations	0.16		0.23		0.23		0.66		0.00
Less distributions to shareholders:
From net investment income	(0.35)		(0.53)		(0.29)		-		-
From net realized gains	-		(0.01)		(0.01)		-		-
Total distributions	(0.35)		(0.54)		(0.30)		-		-
Net asset value, end of period	$10.09		$10.28		$10.59		$10.66		$10.00
Total Return(a)	1.65	% **	2.29%		2.22%		6.60	%**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$58,228		$5,232		$4,977		$2,095		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.79	% *	0.79%		0.79%		0.86	%*	-	‡
After expense waiver	N/A		N/A		N/A		0.83	%*#	N/A
Net investment income (loss) to average daily net assets	3.06	% *	4.52%		4.32%		3.82	%*	-	‡
Portfolio turnover rate	4	% **	4%		7%		4	%**	N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

††  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

‡  Amounts are de minimis due to short period of operations.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06	Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.31		$10.61	$10.67	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.49 ***	0.56 ***	0.34	***	-
Net realized and unrealized gain (loss) on investments	0.12		(0.23)	(0.31)	0.33		-
Total income from investment operations	0.17		0.26	0.25	0.67		0.00
Less distributions to shareholders:
From net investment income	(0.37)		(0.55)	(0.30)	-		-
From net realized gains	-		(0.01)	(0.01)	-		-
Total distributions	(0.37)		(0.56)	(0.31)	-		-
Net asset value, end of period	$10.11		$10.31	$10.61	$10.67		$10.00
Total Return(a)	1.73	% **	2.53%	2.32%	6.70	%**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$83,182		$85,267	$79,985	$66,938		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.64	% *	0.64%	0.64%	0.71	%*	-	‡
After expense waiver	N/A		N/A	N/A	0.68	%*#	N/A
Net investment income (loss) to average daily net assets	0.93	% *	4.81%	5.27%	3.92	%*	-	‡
Portfolio turnover rate	4	% **	4%	7%	4	%**	N/A
	Class S
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06	Year ended 10/31/05	Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.33		$10.63	$10.68	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.50 ***	0.56 ***	0.34	***	-
Net realized and unrealized gain (loss) on investments	0.11		(0.23)	(0.30)	0.34		-
Total income from investment operations	0.17		0.27	0.26	0.68		0.00
Less distributions to shareholders:
From net investment income	(0.38)		(0.56)	(0.30)	-		-
From net realized gains	-		(0.01)	(0.01)	-		-
Total distributions	(0.38)		(0.57)	(0.31)	-		-
Net asset value, end of period	$10.12		$10.33	$10.63	$10.68		$10.00
Total Return(a)	1.73	% **	2.63%	2.49%	6.80	%**	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$222,005		$197,648	$141,438	$84,021		$10,521
Ratio of expenses to average daily net assets:
Before expense waiver	0.54	% *	0.54%	0.54%	0.61	%*	-	‡
After expense waiver	N/A		N/A	N/A	0.58	%*#	N/A
Net investment income (loss) to average daily net assets	1.20	% *	4.95%	5.24%	3.90	%*	-	‡
Portfolio turnover rate	4	% **	4%	7%	4	%**	N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

††  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

‡  Amounts are de minimis due to short period of operations.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04††		Period ended 12/31/03+
Net asset value, beginning of period	$10.25		$10.55		$10.61		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.41	***	0.48	***	0.22	***	-
Net realized and unrealized gain (loss) on investments	0.13		(0.23)		(0.31)		0.39		-
Total income from investment operations	0.14		0.18		0.17		0.61		0.00
Less distributions to shareholders:
From net investment income	(0.32)		(0.47)		(0.22)		-		-
From net realized gains	-		(0.01)		(0.01)		-		-
Total distributions	(0.32)		(0.48)		(0.23)		-		-
Net asset value, end of period	$10.07		$10.25		$10.55		$10.61		$10.00
Total Return(a)	1.44	% (b)**	1.77	% (b)	1.60	% (b)	6.10	%**(b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$222		$212		$113		$107		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.34	% *	1.35%		1.34%		1.41	%*	-	‡
After expense waiver	N/A		N/A		N/A		1.38	%*#	N/A
Net investment income (loss) to average daily net assets	0.30	% *	4.00%		4.49%		2.62	%*	-	‡
Portfolio turnover rate	4	% **	4%		7%		4	%**	N/A

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  The Fund commenced operations on December 31, 2003.

††  For the period from January 1, 2004 through October 31, 2004.

‡  Amounts are de minimis due to short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(c)
Net asset value, beginning of period	$10.87		$10.88		$10.88		$10.93		$11.18	$10.76	$10.65
Income (loss) from investment operations:
Net investment income (loss)	0.24	***	0.44	***	0.39	***	0.31	***	0.36 ***	0.48 ***	0.56 ***
Net realized and unrealized gain (loss) on investments	0.02		0.02		(0.32)		0.10		0.17	0.42	0.21
Total income from investment operations	0.26		0.46		0.07		0.41		0.53	0.90	0.77
Less distributions to shareholders:
From net investment income	(0.45)		(0.47)		(0.07)		(0.36)		(0.63)	(0.45)	(0.57)
From net realized gains	-		-		-		(0.10)		(0.15)	(0.03)	(0.09)
Total distributions	(0.45)		(0.47)		(0.07)		(0.46)		(0.78)	(0.48)	(0.66)
Net asset value, end of period	$10.68		$10.87		$10.88		$10.88		$10.93	$11.18	$10.76
Total Return(a)	2.44	% (b)**	4.31	% (b)	0.64	% (b)	3.74	% **(b)	4.78%	8.28%	7.32%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$195,303		$217,383		$239,708		$227,160		$204,591	$156,727	$61,179
Ratio of expenses to average daily net assets:
Before expense waiver	1.04	% *	1.04%		1.03%		1.05	% *	1.04%	1.04%	1.05%
After expense waiver	0.96	% #*	0.96	% #	0.95	% #	1.00	% *#	-	-	-
Net investment income (loss) to average daily net assets	4.49	% *	4.13%		3.62%		3.40	% *	3.17%	4.34%	5.03%
Portfolio turnover rate	157	% **	197%		219%		178	% **	146%	187%	68%
	Class L
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(c)
Net asset value, beginning of period	$10.94		$10.95		$10.94		$10.98		$11.22	$10.79	$10.66
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.47	***	0.42	***	0.33	***	0.39 ***	0.52 ***	0.60 ***
Net realized and unrealized gain (loss) on investments	0.03		0.01		(0.33)		0.11		0.18	0.40	0.21
Total income from investment operations	0.28		0.48		0.09		0.44		0.57	0.92	0.81
Less distributions to shareholders:
From net investment income	(0.48)		(0.49)		(0.08)		(0.38)		(0.66)	(0.46)	(0.59)
From net realized gains	-		-		-		(0.10)		(0.15)	(0.03)	(0.09)
Total distributions	(0.48)		(0.49)		(0.08)		(0.48)		(0.81)	(0.49)	(0.68)
Net asset value, end of period	$10.74		$10.94		$10.95		$10.94		$10.98	$11.22	$10.79
Total Return(a)	2.62	% **	4.55%		0.79%		4.02	% **	5.09%	8.49%	7.62%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$371,820		$425,017		$385,684		$405,695		$348,158	$289,553	$174,896
Ratio of expenses to average daily net assets:
Before expense waiver	0.79	% *	0.79%		0.79%		0.80	% *	0.79%	0.79%	0.80%
After expense waiver	0.71	% #*	0.71	% #	0.71	% #	0.75	% *#	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	4.74	% *	4.37%		3.86%		3.62	% *	3.42%	4.62%	5.32%
Portfolio turnover rate	157	% **	197%		219%		178	% **	146%	187%	68%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total return excludes a front-end sales charge and would be lower for the period presented reflected these charges.

(c)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share, and a decrease of the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental dada for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)
Net asset value, beginning of period	$10.98		$10.99		$10.97		$11.01		$11.25	$10.82	$10.68
Income (loss) from investment operations:
Net investment income (loss)	0.26	***	0.48	***	0.43	***	0.34	***	0.41 ***	0.54 ***	0.62 ***
Net realized and unrealized gain (loss) on investments	0.02		0.01		(0.33)		0.11		0.17	0.40	0.21
Total income from investment operations	0.28		0.49		0.10		0.45		0.58	0.94	0.83
Less distributions to shareholders:
From net investment income	(0.49)		(0.50)		(0.08)		(0.39)		(0.67)	(0.48)	(0.60)
From net realized gains	-		-		-		(0.10)		(0.15)	(0.03)	(0.09)
Total distributions	(0.49)		(0.50)		(0.08)		(0.49)		(0.82)	(0.51)	(0.69)
Net asset value, end of period	$10.77		$10.98		$10.99		$10.97		$11.01	$11.25	$10.82
Total Return(a)	2.61	% **	4.60%		0.90%		4.11	% **	5.23%	8.61%	7.84%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$252,808		$212,477		$214,159		$200,216		$153,913	$172,997	$108,395
Ratio of expenses to average daily net assets:
Before expense waiver	0.64	% *	0.64%		0.64%		0.65	% *	0.64%	0.64%	0.65%
After expense waiver	N/A		0.64	% #	0.64	% #	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	4.82	% *	4.44%		3.93%		3.71	% *	3.58%	4.79%	5.49%
Portfolio turnover rate	157	% **	197%		219%		178	% **	146%	187%	68%
	Class S
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)
Net asset value, beginning of period	$11.04		$11.04		$11.02		$11.06		$11.29	$10.85	$10.70
Income (loss) from investment operations:
Net investment income (loss)	0.26	***	0.48	***	0.44	***	0.35	***	0.42 ***	0.54 ***	0.63 ***
Net realized and unrealized gain (loss) on investments	0.02		0.03		(0.34)		0.10		0.18	0.41	0.21
Total income from investment operations	0.28		0.51		0.10		0.45		0.60	0.95	0.84
Less distributions to shareholders:
From net investment income	(0.49)		(0.51)		(0.08)		(0.39)		(0.68)	(0.48)	(0.60)
From net realized gains	-		-		-		(0.10)		(0.15)	(0.03)	(0.09)
Total distributions	(0.49)		(0.51)		(0.08)		(0.49)		(0.83)	(0.51)	(0.69)
Net asset value, end of period	$10.83		$11.04		$11.04		$11.02		$11.06	$11.29	$10.85
Total Return(a)	2.63	% **	4.64%		1.00%		4.11	% **	5.32%	8.71%	7.92%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$747,992		$861,000		$828,275		$780,442		$814,837	$1,252,515	$887,641
Ratio of expenses to average daily net assets:
Before expense waiver	0.59	% *	0.59%		0.59%		0.60	% *	0.59%	0.59%	0.60%
After expense waiver	N/A		0.59	% #	0.59	% #	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	4.86	% *	4.49%		3.98%		3.75	% *	3.62%	4.83%	5.61%
Portfolio turnover rate	157	% **	197%		219%		178	% **	146%	187%	68%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discount on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.09%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

Class N

	Six months ended
	4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04++		Year ended 12/31/03		Period ended 12/31/02+
Net asset value, beginning of period	$10.73		$10.76		$10.79		$10.84		$11.15		$11.16
Income (loss) from investment operations:
Net investment income (loss)	0.22	***	0.40	***	0.36	***	0.29	***	0.34	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	0.02		0.00	†	(0.33)		0.08		0.16		(0.01)
Total income (loss) from investment operations	0.24		0.40		0.03		0.37		0.50		(0.01)
Less distributions to shareholders:
From net investment income	(0.32)		(0.43)		(0.06)		(0.32)		(0.66)		-
From net realized gains	-		-		-		(0.10)		(0.15)		-
Total distributions	(0.32)		(0.43)		(0.06)		(0.42)		(0.81)		-
Net asset value, end of period	$10.65		$10.73		$10.76		$10.79		$10.84		$11.15
Total Return(a)	2.31	% (b)**	3.86	% (b)	0.30	% (b)	3.45	% **(b)	4.51	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$358		$377		$1,367		$1,107		$1,215		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.36	% *	1.36%		1.36%		1.34	% *	1.36%		-	‡
After expense waiver	1.28	% #*	1.28	% #	1.28	% #	1.30	% *#	N/A		N/A
Net investment income (loss) to average daily net assets	4.17	% *	3.77%		3.30%		3.13	% *	2.94%		-	‡
Portfolio turnover rate	157	% **	197%		219%		178	% **	146%		187%

*  Annualized

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) is less than $0.01 per share.

+  Class N commenced operations on December 31, 2002.

++  For the period January 1, 2004 through October 31, 2004.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02		Year ended 12/31/01(c)
Net asset value, beginning of period	$10.85		$10.75		$11.07		$10.63		$10.04	$9.69		$9.57
Income (loss) from investment operations:
Net investment income (loss)	0.24	***	0.44	***	0.39	***	0.33	***	0.44 ***	0.46	***	0.57	***
Net realized and unrealized gain (loss) on investments	0.05		0.05		(0.30)		0.11		0.36	0.29		0.08
Total income from investment operations	0.29		0.49		0.09		0.44		0.80	0.75		0.65
Less distributions to shareholders:
From net investment income	(0.45)		(0.39)		(0.36)		-		(0.18)	(0.40)		(0.53)
From net realized gains	-		-		(0.05)		-		(0.03)	-		-
Total distributions	(0.45)		(0.39)		(0.41)		-		(0.21)	(0.40)		(0.53)
Net asset value, end of period	$10.69		$10.85		$10.75		$11.07		$10.63	$10.04		$9.69
Total Return(a)	2.81	% (b)**	4.72	% (b)	0.83	% (b)	4.14	%**(b)	7.95%	7.78%		6.69%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$33,540		$33,904		$38,218		$26,001		$12,221	$18,401		$4,094
Ratio of expenses to average daily net assets:
Before expense waiver	1.15	% *	1.15%		1.15%		1.11	%*	1.14%	1.16%		1.11%
After expense waiver	0.99	% #*	0.99	% #	0.99	% #	1.01	%*#	N/A	1.15	% #	1.09	% #
Net investment income (loss) to average daily net assets	4.47	% *	4.13%		3.61%		3.70	%*	4.17%	4.61%		5.70%
Portfolio turnover rate	178	% **	208%		137%		84	%**	105%	76%		62%
	Class L
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02		Year ended 12/31/01(c)
Net asset value, beginning of period	$10.80		$10.71		$11.02		$10.56		$10.10	$9.66		$9.57
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.48	***	0.41	***	0.35	***	0.43 ***	0.51	***	0.58	***
Net realized and unrealized gain (loss) on investments	0.05		0.03		(0.29)		0.11		0.35	0.33		0.07
Total income from investment operations	0.30		0.51		0.12		0.46		0.78	0.84		0.65
Less distributions to shareholders:
From net investment income	(0.47)		(0.42)		(0.38)		-		(0.29)	(0.40)		(0.56)
From net realized gains	-		-		(0.05)		-		(0.03)	-		-
Total distributions	(0.47)		(0.42)		(0.43)		-		(0.32)	(0.40)		(0.56)
Net asset value, end of period	$10.63		$10.80		$10.71		$11.02		$10.56	$10.10		$9.66
Total Return(a)	2.89	% **	4.91%		1.13%		4.36	%**	8.36%	8.09%		6.87%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$189,771		$237,088		$138,848		$117,093		$64,281	$632		$4,026
Ratio of expenses to average daily net assets:
Before expense waiver	0.91	% *	0.91%		0.91%		0.86	%*	0.90%	0.90%		0.86%
After expense waiver	0.75	% #*	0.75	% #	0.75	% #	0.76	%*#	N/A	0.90	% #	0.84	% #
Net investment income (loss) to average daily net assets	4.69	% *	4.54%		3.84%		3.93	%*	3.99%	5.17%		5.75%
Portfolio turnover rate	178	% **	208%		137%		84	%**	105%	76%		62%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

(c)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentations.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02		Year ended 12/31/01(b)
Net asset value, beginning of period	$10.85		$10.76		$11.07		$10.61		$10.07	$9.70		$9.58
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.46	***	0.43	***	0.36	***	0.47 ***	0.50	***	0.61	***
Net realized and unrealized gain (loss) on investments	0.05		0.05		(0.31)		0.10		0.39	0.30		0.06
Total income from investment operations	0.30		0.51		0.12		0.46		0.86	0.80		0.67
Less distributions to shareholders:
From net investment income	(0.47)		(0.42)		(0.38)		-		(0.29)	(0.43)		(0.55)
From net realized gains	-		-		(0.05)		-		(0.03)	-		-
Total distributions	(0.47)		(0.42)		(0.43)		-		(0.32)	(0.43)		(0.55)
Net asset value, end of period	$10.68		$10.85		$10.76		$11.07		$10.61	$10.07		$9.70
Total Return(a)	2.88	% **	4.91%		1.15%		4.34	%**	8.41%	8.30%		6.96%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$18,681		$11,218		$10,329		$7,221		$6,975	$3,979		$313
Ratio of expenses to average daily net assets:
Before expense waiver	0.75	% *	0.75%		0.75%		0.71	%*	0.74%	0.75%		0.71%
After expense waiver	0.74	% #*	0.74	% #	0.74	% #	N/A		N/A	0.74	% #	0.69	% #
Net investment income (loss) to average daily net assets	4.78	% *	4.34%		4.00%		3.96	%*	4.44%	4.99%		6.10%
Portfolio turnover rate	178	% **	208%		137%		84	%**	105%	76%		62%
	Class S
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02		Year ended 12/31/01(b)
Net asset value, beginning of period	$10.89		$10.79		$11.10		$10.64		$10.10	$9.71		$9.59
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.47	***	0.44	***	0.36	***	0.48 ***	0.53	***	0.61	***
Net realized and unrealized gain (loss) on investments	0.05		0.06		(0.31)		0.10		0.38	0.29		0.07
Total income from investment operations	0.30		0.53		0.13		0.46		0.86	0.82		0.68
Less distributions to shareholders:
From net investment income	(0.48)		(0.43)		(0.39)		-		(0.29)	(0.43)		(0.56)
From net realized gains	-		-		(0.05)		-		(0.03)	-		-
Total distributions	(0.48)		(0.43)		(0.44)		-		(0.32)	(0.43)		(0.56)
Net asset value, end of period	$10.71		$10.89		$10.79		$11.10		$10.64	$10.10		$9.71
Total Return(a)	2.81	% **	5.06%		1.10%		4.42	%**	8.48%	8.41%		7.11%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$205,479		$210,289		$157,993		$104,200		$74,735	$39,147		$29,054
Ratio of expenses to average daily net assets:
Before expense waiver	0.70	% *	0.70%		0.70%		0.66	%*	0.69%	0.70%		0.66%
After expense waiver	0.69	% #*	0.69	% #	0.69	% #	N/A		N/A	0.70	% #	0.64	% #
Net investment income (loss) to average daily net assets	4.77	% *	4.40%		4.06%		4.02	%*	4.57%	5.31%		6.13%
Portfolio turnover rate	178	% **	208%		137%		84	%**	105%	76%		62%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of $0.01 per share, an increase to net realized and unrealized gains and losses of $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.07%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentations.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$10.73		$10.65		$10.96		$10.55		$10.02		$10.03
Income (loss) from investment operations:
Net investment income (loss)	0.22	***	0.42	***	0.36	***	0.30	***	0.40	***	0.00	***†
Net realized and unrealized gain (loss) on investments	0.05		0.03		(0.30)		0.11		0.37		(0.01)
Total income (loss) from investment operations	0.27		0.45		0.06		0.41		0.77		(0.01)
Less distributions to shareholders:
From net investment income	(0.41)		(0.37)		(0.32)		-		(0.21)		-
From net realized gains	-		-		(0.05)		-		(0.03)		-
Total distributions	(0.41)		(0.37)		(0.37)		-		(0.24)		-
Net asset value, end of period	$10.59		$10.73		$10.65		$10.96		$10.55		$10.02
Total Return(a)	2.62	% (b)**	4.35	% (b)	0.56	% (b)	3.89	%**(b)	7.65	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,444		$1,238		$1,245		$128		$111		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.45	% *	1.45%		1.45%		1.41	%*	1.44%		-	‡
After expense waiver	1.29	% #*	1.29	% #	1.29	% #	1.32	%*#	N/A		N/A
Net investment income (loss) to average daily net assets	4.19	% *	3.95%		3.33%		3.34	%*	3.86%		-	‡
Portfolio turnover rate	178	% **	208%		137%		84	%**	105%		76%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) is less than $0.01 per share.

+  For the period January 1, 2004 through October 31, 2004.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A						Class L
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05†		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05†
Net asset value, beginning of period	$10.22		$10.03		$10.00		$10.29		$10.05		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.46	***	0.28	***	0.26	***	0.52	***	0.35	***
Net realized and unrealized gain (loss) on investments	0.39		0.14		(0.25)		0.40		0.11		(0.30)
Total income from investment operations	0.64		0.60		0.03		0.66		0.63		0.05
Less distributions to shareholders:
From net investment income	(0.36)		(0.41)		-		(0.36)		(0.39)		-
Net asset value, end of period	$10.50		$10.22		$10.03		$10.59		$10.29		$10.05
Total Return(a)	6.38	% (b)**	6.15	% (b)	0.30	% **(b)	6.61	% **	6.46%		0.50	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$25,949		$14,973		$4,896		$286,757		$211,542		$241,273
Ratio of expenses to average daily net assets:
Before expense waiver	1.23	% *	1.26%		1.25	% *	0.98	% *	1.00%		0.98	% *
After expense waiver	1.16	% *#	1.16	% #	1.16	% *#	0.89	% *#	0.89	% #	0.89	% *#
Net investment income (loss) to average daily net assets	4.81	% *	4.63%		3.30	% *	5.10	% *	5.20%		4.22	% *
Portfolio turnover rate	56	% **	159%		159	% **	56	% **	159%		159	% **
	Class Y						Class S
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05†		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05†
Net asset value, beginning of period	$10.30		$10.06		$10.00		$10.31		$10.07		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.27	***	0.55	***	0.36	***	0.26	***	0.47	***	0.36	***
Net realized and unrealized gain (loss) on investments	0.40		0.10		(0.30)		0.41		0.18		(0.29)
Total income from investment operations	0.67		0.65		0.06		0.67		0.65		0.07
Less distributions to shareholders:
From net investment income	(0.37)		(0.41)		-		(0.40)		(0.41)		-
Net asset value, end of period	$10.60		$10.30		$10.06		$10.58		$10.31		$10.07
Total Return(a)	6.62	% **	6.68%		0.60	% **(a)	6.63	% **	6.67%		0.70	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$7,641		$6,360		$11,473		$45,852		$752		$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.83	% *	0.85%		0.85	% *	0.78	% *	0.82%		0.77	% *
After expense waiver	0.76	% *#	0.76	% #	0.76	% *#	0.71	% *#	0.71	% #	0.71	% *#
Net investment income (loss) to average daily net assets	5.25	% *	5.49%		4.26	% *	5.08	% *	4.64%		4.33	% *
Portfolio turnover rate	56	% **	159%		159	% **	56	% **	159%		159	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period from December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05†
Net asset value, beginning of period	$10.26		$10.01		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.24	***	0.41	***	0.31	***
Net realized and unrealized gain (loss) on investments	0.40		0.18		(0.30)
Total income from investment operations	0.64		0.59		0.01
Less distributions to shareholders:
From net investment income	(0.35)		(0.34)		-
Net asset value, end of period	$10.55		$10.26		$10.01
Total Return(a)	6.33	% (b)**	6.01	% (b)	0.10	% **(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$573		$479		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.53	% *	1.56%		1.52	% *
After expense waiver	1.38	% *#	1.38	% #	1.38	% *#
Net investment income (loss) to average daily net assets	4.63	% *	4.07%		3.67	% *
Portfolio turnover rate	56	% **	159%		159	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period from December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A						Class L
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of period	$10.85		$10.64		$10.39		$10.89		$10.67		$10.39
Income (loss) from investment operations:
Net investment income (loss)	0.40	***	0.76	***	0.74	***	0.41	***	0.79	***	0.76	***
Net realized and unrealized gain (loss) on investments	0.36		0.21		(0.37)		0.37		0.20		(0.36)
Total income from investment operations	0.76		0.97		0.37		0.78		0.99		0.40
Less distributions to shareholders:
From net investment income	(0.63)		(0.71)		(0.12)		(0.66)		(0.72)		(0.12)
From net realized gains	(0.02)		(0.05)		-		(0.02)		(0.05)		-
Total distributions	(0.65)		(0.76)		(0.12)		(0.68)		(0.77)		(0.12)
Net asset value, end of period	$10.96		$10.85		$10.64		$10.99		$10.89		$10.67
Total Return(a)	7.31	% (b)**	9.64	% (b)	3.56	% (b)	7.41	% **	9.97%		3.78%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$26,659		$15,895		$5,660		$4,578		$2,515		$369
Ratio of expenses to average daily net assets:
Before expense waiver	1.13	% *	1.15%		1.16%		0.88	% *	0.90%		0.91%
After expense waiver	N/A		1.15	% #	1.15	% #	N/A		0.90	% #	0.90	% #
Net investment income (loss) to average daily net assets	7.43	% *	7.24%		6.98%		7.68	% *	7.53%		7.18%
Portfolio turnover rate	50	% **	61%		59%		50	% **	61%		59%
	Class Y
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03		Year ended 10/31/02(c)
Net asset value, beginning of period	$10.93		$10.67		$10.39		$10.05		$8.27		$8.94
Income (loss) from investment operations:
Net investment income (loss)	0.42	***	0.80	***	0.77	***	0.84		0.82		0.74
Net realized and unrealized gain (loss) on investments	0.36		0.22		(0.37)		0.35		1.79		(0.67)
Total income from investment operations	0.78		1.02		0.40		1.19		2.61		0.07
Less distributions to shareholders:
From net investment income	(0.66)		(0.71)		(0.12)		(0.85)		(0.83)		(0.74)
From net realized gains	(0.02)		(0.05)		-		-		-		- +
Total distributions	(0.68)		(0.76)		(0.12)		(0.85)		(0.83)		(0.74)
Net asset value, end of period	$11.03		$10.93		$10.67		$10.39		$10.05		$8.27
Total Return(a)	7.43	% **	10.15%		3.92%		12.32%		33.04%		0.48%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$110,317		$79,691		$64,235		$78,901		$50,552		$25,704
Ratio of expenses to average daily net assets:
Before expense waiver	0.73	% *	0.75%		0.75%		0.78%		1.02%		1.04%
After expense waiver	N/A		0.75	% #	0.75	% #	0.75%		0.75%		0.75%
Net investment income (loss) to average daily net assets	7.82	% *	7.59%		7.29%		8.30%		8.98%		8.43%
Portfolio turnover rate	50	% **	61%		59%		70%		103%		73%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

+  Distributions from net realized gains are less than $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

(c)  The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share, and a decrease of the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios/supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S						Class N
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of period	$10.92		$10.67		$10.39		$10.87		$10.62		$10.39
Income (loss) from investment operations:
Net investment income (loss)	0.42	***	0.80	***	0.78	***	0.38	***	0.75	***	0.70	***
Net realized and unrealized gain (loss) on investments	0.36		0.22		(0.37)		0.36		0.18		(0.36)
Total income from investment operations	0.78		1.02		0.41		0.74		0.93		0.34
Less distributions to shareholders:
From net investment income	(0.66)		(0.72)		(0.13)		(0.63)		(0.63)		(0.11)
From net realized gains	(0.02)		(0.05)		-		(0.02)		(0.05)		-
Total distributions	(0.68)		(0.77)		(0.13)		(0.65)		(0.68)		(0.11)
Net asset value, end of period	$11.02		$10.92		$10.67		$10.96		$10.87		$10.62
Total Return(a)	7.47	% **	10.17%		3.96%		7.06	% (b)**	9.29	% (b)	3.25	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$41,959		$32,625		$24,644		$1,741		$1,963		$109
Ratio of expenses to average daily net assets:
Before expense waiver	0.68	% *	0.70%		0.70%		1.43	% *	1.45%		1.45%
After expense waiver	N/A		0.70	% #	0.70	% #	N/A		1.45	% #	1.45	% #
Net investment income (loss) to average daily net assets	7.87	% *	7.65%		7.37%		7.11	% *	7.10%		6.60%
Portfolio turnover rate	50	% **	61%		59%		50	% **	61%		59%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)
Net asset value, beginning of period	$10.31		$9.45		$9.10		$8.84		$7.66	$8.93	$9.81
Income (loss) from investment operations:
Net investment income (loss)	0.12	***	0.20	***	0.17	***	0.11	***	0.14 ***	0.17 ***	0.20 ***
Net realized and unrealized gain (loss) on investments	0.50		0.87		0.36		0.15		1.20	(1.24)	(0.84)
Total income (loss) from investment operations	0.62		1.07		0.53		0.26		1.34	(1.07)	(0.64)
Less distributions to shareholders:
From net investment income	(0.23)		(0.21)		(0.18)		-		(0.16)	(0.20)	(0.24)
From net realized gains	-		-		-		-		-	-	(0.00)†
Total distributions	(0.23)		(0.21)		(0.18)		-		(0.16)	(0.20)	(0.24)
Net asset value, end of period	$10.70		$10.31		$9.45		$9.10		$8.84	$7.66	$8.93
Total Return(a)	6.09	% (c)**	11.47	% (c)	5.84	% (c)	2.94	%(c)**	17.52%	(11.98)%	(6.51)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$10,575		$9,378		$7,838		$7,555		$7,287	$5,490	$7,168
Ratio of expenses to average daily net assets:
Before expense waiver	1.20	% *	1.21%		1.17%		1.20	%*	1.16%	1.16%	1.16%
After expense waiver	1.16	% *#	1.16	% #	1.16	% #	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	2.36	% *	2.04%		1.84%		1.43	%*	1.70%	2.08%	2.20%
Portfolio turnover rate	94	% **	150%		139%		104	%**	95%	94%	85%
	Class L
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)
Net asset value, beginning of period	$10.44		$9.55		$9.18		$8.91		$7.71	$8.98	$9.85
Income (loss) from investment operations:
Net investment income (loss)	0.14	***	0.23	***	0.20	***	0.13	***	0.16 ***	0.20 ***	0.23 ***
Net realized and unrealized gain (loss) on investments	0.49		0.88		0.36		0.14		1.21	(1.25)	(0.85)
Total income (loss) from investment operations	0.63		1.11		0.56		0.27		1.37	(1.05)	(0.62)
Less distributions to shareholders:
From net investment income	(0.25)		(0.22)		(0.19)		-		(0.17)	(0.22)	(0.25)
From net realized gains	-		-		-		-		-	-	(0.00)†
Total distributions	(0.25)		(0.22)		(0.19)		-		(0.17)	(0.22)	(0.25)
Net asset value, end of period	$10.82		$10.44		$9.55		$9.18		$8.91	$7.71	$8.98
Total Return(a)	6.12	% **	11.86%		6.02%		3.14	%**	17.77%	(11.67)%	(6.31)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,382		$2,195		$2,119		$2,779		$2,393	$3,280	$3,976
Ratio of expenses to average daily net assets:
Before expense waiver	0.95	% *	0.96%		0.92%		0.94	%*	0.91%	0.91%	0.91%
After expense waiver	0.91	% #*	0.91	% #	0.91	% #	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	2.62	% *	2.29%		2.14%		1.70	%*	1.97%	2.33%	2.47%
Portfolio turnover rate	94	% **	150%		139%		104	%**	95%	94%	85%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from net realized gains are less than $0.01 per share.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%.

(c)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)
Net asset value, beginning of period	$10.77		$9.86		$9.48		$9.18		$7.94	$9.25	$10.14
Income (loss) from investment operations:
Net investment income (loss)	0.15	***	0.25	***	0.22	***	0.14	***	0.18 ***	0.21 ***	0.25 ***
Net realized and unrealized gain (loss) on investments	0.51		0.90		0.38		0.16		1.25	(1.29)	(0.88)
Total income (loss) from investment operations	0.66		1.15		0.60		0.30		1.43	(1.08)	(0.63)
Less distributions to shareholders:
From net investment income	(0.26)		(0.24)		(0.22)		-		(0.19)	(0.23)	(0.26)
From net realized gains	-		-		-		-		-	-	(0.00)†
Total distributions	(0.26)		(0.24)		(0.22)		-		(0.19)	(0.23)	(0.26)
Net asset value, end of period	$11.17		$10.77		$9.86		$9.48		$9.18	$7.94	$9.25
Total Return(a)	6.35	% **	11.90%		6.31%		3.27	%**	18.02%	(11.64)%	(6.19)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,418		$2,119		$1,923		$2,083		$2,138	$2,438	$3,087
Ratio of expenses to average daily net assets:
Before expense waiver	0.80	% *	0.81%		0.77%		0.80	%*	0.76%	0.76%	0.76%
After expense waiver	0.76	% #*	0.76	% #	0.76	% #	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	2.76	% *	2.44%		2.26%		1.84	%*	2.09%	2.48%	2.62%
Portfolio turnover rate	94	% **	150%		139%		104	%**	95%	94%	85%
	Class S
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03	Year ended 12/31/02	Year ended 12/31/01(b)
Net asset value, beginning of period	$10.47		$9.59		$9.22		$8.93		$7.72	$9.00	$9.88
Income (loss) from investment operations:
Net investment income (loss)	0.15	***	0.26	***	0.23	***	0.15	***	0.19 ***	0.22 ***	0.26 ***
Net realized and unrealized gain (loss) on investments	0.50		0.88		0.37		0.14		1.22	(1.25)	(0.86)
Total income (loss) from investment operations	0.65		1.14		0.60		0.29		1.41	(1.03)	(0.60)
Less distributions to shareholders:
From net investment income	(0.28)		(0.26)		(0.23)		-		(0.20)	(0.25)	(0.28)
From net realized gains	-		-		-		-		-	-	(0.00)†
Total distributions	(0.28)		(0.26)		(0.23)		-		(0.20)	(0.25)	(0.28)
Net asset value, end of period	$10.84		$10.47		$9.59		$9.22		$8.93	$7.72	$9.00
Total Return(a)	6.30	% **	12.12%		6.43%		3.36	%**	18.30%	(11.47)%	(6.07)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$195,357		$207,263		$231,935		$262,347		$277,665	$261,137	$350,187
Ratio of expenses to average daily net assets:
Before expense waiver	0.64	% *	0.65%		0.61%		0.63	%*	0.60%	0.60%	0.60%
After expense waiver	0.60	% #*	0.60	% #	0.60	% #	N/A		N/A	N/A	N/A
Net investment income (loss) to average daily net assets	2.94	% *	2.61%		2.43%		1.99	%*	2.26%	2.64%	2.78%
Portfolio turnover rate	94	% **	150%		139%		104	%**	95%	94%	85%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from net realized gains are less than $0.01 per share.

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income of less than $0.01 per share, an increase to net realized and unrealized gains and losses of less than $0.01 per share and a decrease of the ratio of net investment income to average net assets of 0.01%.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$10.21		$9.37		$9.00		$8.77		$7.63		$7.63
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.18	***	0.15	***	0.08	***	0.12	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	0.48		0.84		0.34		0.15		1.19		(0.00	)†
Total income (loss) from investment operations	0.59		1.02		0.49		0.23		1.31		(0.00)
Less distributions to shareholders:
From net investment income	(0.19)		(0.18)		(0.12)		-		(0.17)		-
Net asset value, end of period	$10.61		$10.21		$9.37		$9.00		$8.77		$7.63
Total Return(a)	5.89	% (b)**	11.03	% (b)	5.49	% (b)	2.62	%**(b)	17.22	% (b)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$142		$137		$416		$544		$523		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.51	% *	1.52%		1.48%		1.49	%*	1.47%		-	‡
After expense waiver	1.47	% #*	1.47	% #	1.47	% #	N/A		N/A		-
Net investment income (loss) to average daily net assets	2.06	% *	1.81%		1.60%		1.13	%*	1.38%		-	‡
Portfolio turnover rate	94	% **	150%		139%		104	%**	95%		94%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) and net realized and unrealized gain (loss) on investments are less than $0.01 per share.

+  For the period from January 1, 2004 through October 31, 2004.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of period	$18.72		$16.82		$15.87
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.16	***	0.22	***
Net realized and unrealized gain (loss) on investments	2.39		2.07		0.82
Total income from investment operations	2.46		2.23		1.04
Less distributions to shareholders:
From net investment income	(0.80)		(0.24)		(0.09)
From net realized gains	(0.33)		(0.09)		-
Total distributions	(1.13)		(0.33)		(0.09)
Net asset value, end of period	$20.05		$18.72		$16.82
Total Return(a)	13.70	% (b) **	13.45	% (b)	6.52	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$27,484		$24,149		$15,932
Ratio of expenses to average daily net assets:
Before expense waiver	1.10	% *	1.10%		1.09%
After expense waiver	N/A		1.10	% #	N/A
Net investment income (loss) to average daily net assets	0.72	% *	0.93%		1.32%
Portfolio turnover rate	74	% **	157%		53%

	Class L
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05	Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02
Net asset value, beginning of period	$18.78		$16.86		$15.87	$14.15	$12.25	$12.96
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.24	***	0.28 ***	0.23	0.18	0.15
Net realized and unrealized gain (loss) on investments	2.40		2.04		0.80	1.87	1.87	(0.67)
Total income (loss) from investment operations	2.49		2.28		1.08	2.10	2.05	(0.52)
Less distributions to shareholders:
From net investment income	(0.83)		(0.27)		(0.09)	(0.38)	(0.15)	(0.19)
From net realized gains	(0.33)		(0.09)		-	-	-	-
Total distributions	(1.16)		(0.36)		(0.09)	(0.38)	(0.15)	(0.19)
Net asset value, end of period	$20.11		$18.78		$16.86	$15.87	$14.15	$12.25
Total Return(a)	13.87	% **	13.76%		6.82%	15.00%	16.87%	(4.08)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$81,917		$77,697		$121,377	$70,724	$68,306	$52,339
Ratio of expenses to average daily net assets:
Before expense waiver	0.81	% *	0.81%		0.80%	0.80%	0.82%	0.83%
After expense waiver	N/A		0.81	% #	N/A	0.80%	0.80%	0.80%
Net investment income (loss) to average daily net assets	0.99	% *	1.36%		1.66%	1.38%	1.43%	1.14%
Portfolio turnover rate	74	% **	157%		53%	30%	49%	24%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y					Class S
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of period	$18.80		$16.87		$15.87	$18.81		$16.89		$15.87
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.24	***	0.30 ***	0.11	***	0.26	***	0.32 ***
Net realized and unrealized gain (loss) on investments	2.39		2.07		0.80	2.40		2.06		0.80
Total income from investment operations	2.50		2.31		1.10	2.51		2.32		1.12
Less distributions to shareholders:
From net investment income	(0.87)		(0.29)		(0.10)	(0.88)		(0.31)		(0.10)
From net realized gains	(0.33)		(0.09)		-	(0.33)		(0.09)		-
Total distributions	(1.20)		(0.38)		(0.10)	(1.21)		(0.40)		(0.10)
Net asset value, end of period	$20.10		$18.80		$16.87	$20.11		$18.81		$16.89
Total Return(a)	13.90	% **	13.89%		6.97%	13.98	% **	14.00%		7.05%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,407		$3,400		$3,147	$410,279		$370,894		$393,965
Ratio of expenses to average daily net assets:
Before expense waiver	0.70	% *	0.70%		0.69%	0.60	% *	0.60%		0.59%
After expense waiver	N/A		0.70	% #	N/A	N/A		0.60	% #	N/A
Net investment income (loss) to average daily net assets	1.11	% *	1.38%		1.78%	1.21	% *	1.51%		1.89%
Portfolio turnover rate	74	% **	157%		53%	74	% **	157%		53%

	Class N
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of period	$18.68		$16.78		$15.87
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.04	***	0.19	***
Net realized and unrealized gain (loss) on investments	2.36		2.12		0.79
Total income from investment operations	2.39		2.16		0.98
Less distributions to shareholders:
From net investment income	(0.81)		(0.17)		(0.07)
From net realized gains	(0.33)		(0.09)		-
Total distributions	(1.14)		(0.26)		(0.07)
Net asset value, end of period	$19.93		$18.68		$16.78
Total Return(a)	13.40	% (b)**	13.06	% (b)	6.18	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$128		$762		$182
Ratio of expenses to average daily net assets:
Before expense waiver	1.40	% *	1.42%		1.40%
After expense waiver	N/A		1.42	% #	N/A
Net investment income (loss) to average daily net assets	0.30	% *	0.23%		1.13%
Portfolio turnover rate	74	% **	157%		53%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A						Class L
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of period	$13.45		$12.20		$10.96		$13.52		$12.20		$10.96
Income (loss) from investment operations:
Net investment income (loss)	0.10	***	0.18	***	0.18	***	0.11	***	0.21	***	0.21	***
Net realized and unrealized gain (loss) on investments	0.98		2.17		1.16		0.99		2.19		1.14
Total income from investment operations	1.08		2.35		1.34		1.10		2.40		1.35
Less distributions to shareholders:
From net investment income	(0.11)		(0.19)		(0.04)		(0.14)		(0.17)		(0.05)
From net realized gains	(0.52)		(0.91)		(0.06)		(0.52)		(0.91)		(0.06)
Total distributions	(0.63)		(1.10)		(0.10)		(0.66)		(1.08)		(0.11)
Net asset value, end of period	$13.90		$13.45		$12.20		$13.96		$13.52		$12.20
Total Return(a)	8.28	% (b)**	20.68	% (b)	12.30	% (b)	8.31	% **	21.04%		12.47%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$12,257		$4,698		$1,509		$107,914		$15,911		$2,192
Ratio of expenses to average daily net assets:
Before expense waiver	1.11	% *	1.14%		1.16%		0.86	% *	0.89%		0.91%
After expense waiver	1.09	% #*	1.09	% #	1.09	% #	0.84	% #*	0.84	% #	0.84	% #
Net investment income (loss) to average daily net assets	1.49	% *	1.48%		1.47%		1.61	% *	1.67%		1.74%
Portfolio turnover rate	74	% **	144%		150%		74	% **	144%		150%
	Class Y
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03		Year ended 10/31/02
Net asset value, beginning of period	$13.56		$12.24		$10.96		$10.01		$8.35		$9.18
Income (loss) from investment operations:
Net investment income (loss)	0.13	***	0.24	***	0.23	***	0.18		0.17		0.14
Net realized and unrealized gain (loss) on investments	0.98		2.18		1.16		1.34		1.63		(0.83)
Total income (loss) from investment operations	1.11		2.42		1.39		1.52		1.80		(0.69)
Less distributions to shareholders:
From net investment income	(0.15)		(0.19)		(0.05)		(0.31)		(0.14)		(0.14)
From net realized gains	(0.52)		(0.91)		(0.06)		(0.26)		-		-
Total distributions	(0.67)		(1.10)		(0.11)		(0.57)		(0.14)		(0.14)
Net asset value, end of period	$14.00		$13.56		$12.24		$10.96		$10.01		$8.35

Total Return	8.39	% (a)**	21.22	% (a)	12.74	% (a)	15.31%		21.87%		(7.79)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$143,255		$109,358		$78,550		$38,480		$28,342		$22,061
Ratio of expenses to average daily net assets:
Before expense waiver	0.71	% *	0.74%		0.76%		0.98%		1.22%		1.19%
After expense waiver	0.69	% #*	0.69	% #	0.69	% #	0.70%		0.70%		0.70%
Net investment income (loss) to average daily net assets	1.98	% *	1.93%		1.95%		1.80%		1.86%		1.49%
Portfolio turnover rate	74	% **	144%		150%		102%		94%		115%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S						Class N
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of period	$13.57		$12.25		$10.96		$13.48		$12.16		$10.96
Income (loss) from investment operations:
Net investment income (loss)	0.12	***	0.26	***	0.25	***	0.08	***	0.15	***	0.15	***
Net realized and unrealized gain (loss) on investments	1.06		2.17		1.15		0.98		2.18		1.15
Total income from investment operations	1.18		2.43		1.40		1.06		2.33		1.30
Less distributions to shareholders:
From net investment income	(0.16)		(0.20)		(0.05)		(0.07)		(0.10)		(0.04)
From net realized gains	(0.52)		(0.91)		(0.06)		(0.52)		(0.91)		(0.06)
Total distributions	(0.68)		(1.11)		(0.11)		(0.59)		(1.01)		(0.10)
Net asset value, end of period	$14.07		$13.57		$12.25		$13.95		$13.48		$12.16
Total Return(a)	8.88	% **	21.37%		12.85%		8.03	% (b)**	20.35	% (b)	11.96	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$116,049		$241		$112		$339		$134		$111
Ratio of expenses to average daily net assets:
Before expense waiver	0.61	% *	0.64%		0.66%		1.42	% *	1.45%		1.47%
After expense waiver	0.59	% #*	0.59	% #	0.59	% #	1.40	% #*	1.40	% #	1.40	% #
Net investment income (loss) to average daily net assets	1.82	% *	2.04%		2.08%		1.21	% *	1.23%		1.27%
Portfolio turnover rate	74	% **	144%		150%		74	% **	144%		150%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+
Net asset value, beginning of period	$11.36		$11.29		$10.14		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.16	***	0.17	***	0.00	†
Net realized and unrealized gain (loss) on investments	0.80		1.87		1.06		0.14
Total income from investment operations	0.88		2.03		1.23		0.14
Less distributions to shareholders:
From net investment income	(0.17)		(0.18)		(0.04)		-
From net realized gains	(1.32)		(1.78)		(0.04)		-
Total distributions	(1.49)		(1.96)		(0.08)		-
Net asset value, end of period	$10.75		$11.36		$11.29		$10.14
Total Return(a)	8.28	% (b)**	20.76	% (b)	12.24	% (b)	1.40	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,692		$5,527		$4,987		$4,504
Ratio of expenses to average daily net assets:
Before expense waiver	1.13	% *	1.12%		1.10%		1.35	%*
After expense waiver	1.09	% #*	1.09	% #	1.09	% #	1.09	%*#
Net investment income (loss) to average daily net assets	1.58	% *	1.54%		1.54%		1.26	%*
Portfolio turnover rate	59	% **	133%		120%		6	%**
	Class L
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+
Net asset value, beginning of period	$11.37		$11.31		$10.14		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.19	***	0.20	***	0.01
Net realized and unrealized gain (loss) on investments	0.80		1.86		1.06		0.13
Total income from investment operations	0.91		2.05		1.26		0.14
Less distributions to shareholders:
From net investment income	(0.20)		(0.21)		(0.05)		-
From net realized gains	(1.32)		(1.78)		(0.04)		-
Total distributions	(1.52)		(1.99)		(0.09)		-
Net asset value, end of period	$10.76		$11.37		$11.31		$10.14
Total Return(a)	8.56	% **	21.01%		12.49%		1.40	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$536		$14,596		$20,364		$18,347
Ratio of expenses to average daily net assets:
Before expense waiver	0.88	% *	0.87%		0.85%		1.10	%*
After expense waiver	0.84	% #*	0.84	% #	0.84	% #	0.84	%*#
Net investment income (loss) to average daily net assets	2.05	% *	1.81%		1.79%		1.52	%*
Portfolio turnover rate	59	% **	133%		120%		6	%**

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) is less than $0.01 per share.

+  For the period October 15, 2004 (commencement of operations) through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these changes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+
Net asset value, beginning of period	$11.39		$11.33		$10.14		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10	***	0.21	***	0.22	***	0.01
Net realized and unrealized gain (loss) on investments	0.81		1.86		1.06		0.13
Total income from investment operations	0.91		2.07		1.28		0.14
Less distributions to shareholders:
From net investment income	(0.22)		(0.23)		(0.05)		-
From net realized gains	(1.32)		(1.78)		(0.04)		-
Total distributions	(1.54)		(2.01)		(0.09)		-
Net asset value, end of period	$10.76		$11.39		$11.33		$10.14
Total Return(a)	8.57	% **	21.17%		12.73%		1.40	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,677		$1,443		$1,359		$1,219
Ratio of expenses to average daily net assets:
Before expense waiver	0.73	% *	0.72%		0.70%		0.95	%*
After expense waiver	0.69	% #*	0.69	% #	0.69	% #	0.69	%*#
Net investment income (loss) to average daily net assets	1.94	% *	1.93%		1.95%		1.64	%*
Portfolio turnover rate	59	% **	133%		120%		6	%**
	Class S
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+
Net asset value, beginning of period	$11.40		$11.34		$10.14		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.22	***	0.23	***	0.01
Net realized and unrealized gain (loss) on investments	0.80		1.86		1.07		0.13
Total income from investment operations	0.91		2.08		1.30		0.14
Less distributions to shareholders:
From net investment income	(0.23)		(0.24)		(0.06)		-
From net realized gains	(1.32)		(1.78)		(0.04)		-
Total distributions	(1.55)		(2.02)		(0.10)		-
Net asset value, end of period	$10.76		$11.40		$11.34		$10.14
Total Return(a)	8.57	% **	21.29%		12.85%		1.40	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$152,248		$158,341		$154,573		$158,172
Ratio of expenses to average daily net assets:
Before expense waiver	0.63	% *	0.62%		0.60%		0.85	%*
After expense waiver	0.59	% #*	0.59	% #	0.59	% #	0.59	%*#
Net investment income (loss) to average daily net assets	2.06	% *	2.04%		2.05%		1.77	%*
Portfolio turnover rate	59	% **	133%		120%		6	%**

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period October 15, 2004 (commencement of operations) through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund II – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Period ended 10/31/04+
Net asset value, beginning of period	$11.32		$11.26		$10.13		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.13	***	0.14	***	0.00	†
Net realized and unrealized gain (loss) on investments	0.80		1.86		1.07		0.13
Total income from investment operations	0.87		1.99		1.21		0.13
Less distributions to shareholders:
From net investment income	(0.15)		(0.15)		(0.04)		-
From net realized gains	(1.32)		(1.78)		(0.04)		-
Total distributions	(1.47)		(1.93)		(0.08)		-
Net asset value, end of period	$10.72		$11.32		$11.26		$10.13
Total Return(a)	8.21	% (b)**	20.37	% (b)	11.97	% (b)	1.30	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$151		$170		$191		$192
Ratio of expenses to average daily net assets:
Before expense waiver	1.44	% *	1.43%		1.41%		1.66	%*
After expense waiver	1.40	% #*	1.40	% #	1.40	% #	1.40	%*#
Net investment income (loss) to average daily net assets	1.26	% *	1.26%		1.25%		0.74	%*
Portfolio turnover rate	59	% **	133%		120%		6	%**

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) is less than $0.01 per share.

+  For the period October 15, 2004 (commencement of operations) through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these changes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A						Class L
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of period	$12.46		$10.80		$9.95		$12.50		$10.82		$9.95
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.09	***	0.09	***	0.07	***	0.13	***	0.12	***
Net realized and unrealized gain (loss) on investments	0.91		1.67		0.81		0.91		1.67		0.80
Total income from investment operations	0.96		1.76		0.90		0.98		1.80		0.92
Less distributions to shareholders:
From net investment income	(0.11)		(0.10)		(0.05)		(0.11)		(0.12)		(0.05)
Net asset value, end of period	$13.31		$12.46		$10.80		$13.37		$12.50		$10.82
Total Return(a)	7.76	% (b)**	16.45	% (b)	9.02	% (b)	7.89	% **	16.78%		9.26%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,746		$2,693		$344		$907		$777		$720
Ratio of expenses to average daily net assets:
Before expense waiver	1.14	% *	1.20%		1.20%		0.89	% *	0.94%		0.95%
After expense waiver	1.09	% #*	1.09	% #	1.09	% #	0.84	% #*	0.84	% #	0.84	% #
Net investment income (loss) to average daily net assets	0.84	% *	0.78%		0.86%		1.17	% *	1.13%		1.08%
Portfolio turnover rate	84	% **	163%		154%		84	% **	163%		154%
	Class Y
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03		Year ended 10/31/02
Net asset value, beginning of period	$12.51		$10.83		$9.95		$9.28		$7.82		$9.29
Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.15	***	0.16	**	0.11		0.09		0.08
Net realized and unrealized gain (loss) on investments	0.92		1.67		0.77		0.74		1.45		(1.48)
Total income (loss) from investment operations	1.00		1.82		0.93		0.85		1.54		(1.40)
Less distributions to shareholders:
From net investment income	(0.13)		(0.14)		(0.05)		(0.18)		(0.08)		(0.07)
Net asset value, end of period	$13.38		$12.51		$10.83		$9.95		$9.28		$7.82
Total Return(a)	7.97	% **	$17.00%		9.39%		9.17%		19.93%		(15.22)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$50,957		$39,859		$31,582		$30,017		$27,402		$23,920
Ratio of expenses to average daily net assets:
Before expense waiver	0.74	% *	0.79%		0.80%		1.00%		1.18%		1.08%
After expense waiver	0.69	% #*	0.69	% #	0.69	% #	0.70	% #	0.70	% #	0.70	% #
Net investment income (loss) to average daily net assets	1.30	% *	1.28%		1.46%		1.06%		1.11%		0.91%
Portfolio turnover rate	84	% **	163%		154%		116%		90%		101%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S						Class N
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of period	$12.55		$10.85		$9.95		$12.44		$10.77		$9.95
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.16	***	0.17	***	0.04	***	0.07	***	0.08	***
Net realized and unrealized gain (loss) on investments	0.91		1.68		0.78		0.90		1.66		0.78
Total income from investment operations	1.00		1.84		0.95		0.94		1.73		0.86
Less distributions to shareholders:
From net investment income	(0.14)		(0.14)		(0.05)		(0.05)		(0.06)		(0.04)
Net asset value, end of period	$13.41		$12.55		$10.85		$13.33		$12.44		$10.77
Total Return(a)	8.04	% **	17.01%		9.70%		7.55	% (b)**	16.13	% (b)	8.66	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$219		$204		$109		$134		$125		$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.69	% *	0.74%		0.70%		1.44	% *	1.49%		1.51%
After expense waiver	0.59	% #*	0.59	% #	0.59	% #	1.40	% #*	1.40	% #	1.40	% #
Net investment income (loss) to average daily net assets	1.43	% *	1.37%		1.56%		0.62	% *	0.57%		0.75%
Portfolio turnover rate	84	% **	163%		154%		84	% **	163%		154%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A						Class L
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05†		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05†
Net asset value, beginning of period	$11.58		$10.15		$10.00		$11.64		$10.17		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.050	***	0.06	***	0.05	***	0.06	***	0.10	***	0.08	***
Net realized and unrealized gain (loss) on investments	0.82		1.49		0.10		0.82		1.48		0.09
Total income from investment operations	0.87		1.55		0.15		0.88		1.58		0.17
Less distributions to shareholders:
From net investment income	(0.09)		(0.12)		-		(0.10)		(0.11)		-
From net realized gains	(0.56)		-		-		(0.56)		-		-
Total distributions	(0.65)		(0.12)		-		(0.66)		(0.11)		-
Net asset value, end of period	$11.80		$11.58		$10.15		$11.86		$11.64		$10.17
Total Return(a)	7.80	% (b)**	15.35	% (b)	1.50	%**(b)	7.88	% **	15.69%		1.70	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$17,873		$13,292		$4,562		$102,370		$107,627		$99,450
Ratio of expenses to average daily net assets:
Before expense waiver	1.27	% *	1.27%		1.25	%*	1.02	% *	1.02%		1.01	%*
After expense waiver	1.16	% *#	1.23	% #	1.23	%*#	0.91	% *#	0.93	% #	0.93	%*#
Net investment income (loss) to average daily net assets	0.91	% *	0.58%		0.54	%*	1.13	% *	0.92%		0.93	%*
Portfolio turnover rate	53	% **	110%		78	%**	53	% **	110%		78	%**
	Class Y						Class S
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05†		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05†
Net asset value, beginning of period	$11.64		$10.17		$10.00		$11.69		$10.19		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.11	***	0.08	***	0.08	***	0.14	***	0.10	***
Net realized and unrealized gain (loss) on investments	0.83		1.49		0.09		0.82		1.49		0.09
Total income from investment operations	0.89		1.60		0.17		0.90		1.63		0.19
Less distributions to shareholders:
From net investment income	(0.14)		(0.13)		-		(0.14)		(0.13)		-
From net realized gains	(0.56)		-		-		(0.56)		-		-
Total distributions	(0.70)		(0.13)		-		(0.70)		(0.13)		-
Net asset value, end of period	$11.83		$11.64		$10.17		$11.89		$11.69		$10.19
Total Return(a)	7.86	% **	15.96%		1.70	%**	8.02	% **	16.18%		1.90	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$6,807		$117		$102		$243,233		$246,658		$229,247
Ratio of expenses to average daily net assets:
Before expense waiver	0.87	% *	0.87%		0.85	%*	0.82	% *	0.82%		0.81	%*
After expense waiver	0.76	% *#	0.83	% #	0.83	%*#	0.64	% *#	0.60	% #	0.60	%*#
Net investment income (loss) to average daily net assets	1.13	% *	1.02%		1.01	%*	1.37	% *	1.25%		1.26	%*
Portfolio turnover rate	53	% **	110%		78	%**	53	% **	110%		78	%**

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average share method.

†  For the period December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05†
Net asset value, beginning of period	$11.58		$10.11		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.03	***	0.03	***
Net realized and unrealized gain (loss) on investments	0.81		1.50		0.08
Total income from investment operations	0.85		1.53		0.11
Less distributions to shareholders:
From net investment income	(0.04)		(0.06)		-
From net realized gains	(0.56)		-		-
Total distributions	(0.60)		(0.06)		-
Net asset value, end of period	$11.83		$11.58		$10.11
Total Return(a)	7.59	% (b)**	15.07	% (b)	1.20	%**(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$118		$116		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.57	% *	1.57%		1.55	%*
After expense waiver	1.46	% *#	1.53	% #	1.53	%*#
Net investment income (loss) to average daily net assets	0.66	% *	0.31%		0.31	%*
Portfolio turnover rate	53	% **	110%		78	%**

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average share method.

†  For the period December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A						Class L
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05+		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$10.98		$10.06		$10.00		$10.97		$10.07		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	(0.02	)***	0.00	***†	0.01	***	(0.01	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	0.90		0.94		0.06		0.89		0.95		0.07
Total income from investment operations	0.89		0.92		0.06		0.90		0.94		0.07
Less distributions to shareholders:
From net investment income	-		-		-		-		(0.04)		-
Tax return of capital	-		-		-		-		(0.00	)†	-
Total distributions	-		-		-		-		(0.04)		-
Net asset value, end of period	$11.87		$10.98		$10.06		$11.87		$10.97		$10.07
Total Return(a)	8.11	% (b)**	9.15	% (b)	0.60	%**(b)	8.20	%**	9.30%		0.70	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$328,324		$317,251		$294,065		$47,480		$23,252		$10,104
Ratio of expenses to average daily net assets:
Before expense waiver	1.23	% *	1.23%		1.23	%*	0.98	%*	0.99%		0.98	%*
After expense waiver	1.09	% *#	1.09	% #	1.09	%*#	0.97	%*#	0.97	% #	0.97	%*#
Net investment income (loss) to average daily net assets	(0.12	)% *	(0.22)%		0.06	%*	0.09	%*	(0.12)%		0.00	%*
Portfolio turnover rate	23	% **	58%		59	%**	23	%**	58%		59	%**
	Class Y						Class S
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05+		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$10.98		$10.07		$10.00		$11.01		$10.09		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.00	***†	0.02	***	0.02	***	0.02	***	0.04	***
Net realized and unrealized gain (loss) on investments	0.90		0.95		0.05		0.90		0.94		0.05
Total income from investment operations	0.91		0.95		0.07		0.92		0.96		0.09
Less distributions to shareholders:
From net investment income	-		(0.04)		-		-		(0.04)		-
Tax return of capital	-		(0.00	)†	-		-		(0.00	)†	-
Total distributions	-		(0.04)		-		-		(0.04)		-
Net asset value, end of period	$11.89		$10.98		$10.07		$11.93		$11.01		$10.09
Total Return(a)	8.29	% **	9.49%		0.70	%**	8.36	%**	9.51%		0.90	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$50,473		$45,576		$23,856		$608,285		$544,457		$485,248
Ratio of expenses to average daily net assets:
Before expense waiver	0.83	% *	0.83%		0.84	%*	0.78	%*	0.78%		0.78	%*
After expense waiver	0.82	% *#	0.82	% #	0.82	%*#	0.71	%*#	0.71	% #	0.71	%*#
Net investment income (loss) to average daily net assets	0.15	% *	0.04%		0.20	%*	0.26	%*	0.16%		0.45	%*
Portfolio turnover rate	23	% **	58%		59	%**	23	%**	58%		59	%**

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) and tax return of capital is less than $0.01 per share.

+  For the period December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$10.90		$10.03		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.06	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	0.90		0.93		0.05
Total income from investment operations	0.87		0.87		0.03
Net asset value, end of period	$11.77		$10.90		$10.03
Total Return(a)	7.98	% **(b)	8.67	% (b)	0.30	% **(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,315		$1,014		$426
Ratio of expenses to average daily net assets:
Before expense waiver	1.53	% *	1.53%		1.53	% *
After expense waiver	1.46	% *#	1.46	% #	1.46	% *#
Net investment income (loss) to average daily net assets	(0.48	)% *	(0.62)%		(0.29	)% *
Portfolio turnover rate	23	% **	58%		59	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A						Class L
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05+		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$9.16		$9.06		$8.39		$9.20		$9.08		$8.39
Income (loss) from investment operations:
Net investment income (loss)	(0.03	)***	(0.04	)***	0.04	***	(0.01	)***	(0.01	)***	0.06	***
Net realized and unrealized gain (loss) on investments	0.86		0.18		0.66		0.86		0.17		0.67
Total income from investment operations	0.83		0.14		0.70		0.85		0.16		0.73
Less distributions to shareholders:
From net investment income	-		(0.04)		(0.03)		-		(0.04)		(0.04)
Net asset value, end of period	$9.99		$9.16		$9.06		$10.05		$9.20		$9.08
Total Return(a)	9.06	% (b)**	1.51	% (b)	8.39	% (b)	9.12	% **	1.81%		8.68%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$772		$350		$116		$24,362		$113		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.26	% *	1.25%		1.22%		1.01	% *	1.00%		0.97%
After expense waiver	1.20	% #*	1.20	% #	1.20	% #	0.95	% #*	0.95	% #	0.95	% #
Net investment income (loss) to average daily net assets	(0.55	)% *	(0.47)%		0.44%		(0.20	)% *	(0.15)%		0.70%
Portfolio turnover rate	36	% **	164%		35%		36	% **	164%		35%

	Class Y
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$9.22		$9.09		$8.39
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.00	***†	0.07	***
Net realized and unrealized gain (loss) on investments	0.86		0.18		0.67
Total income from investment operations	0.85		0.18		0.74
Less distributions to shareholders:
From net investment income	-		(0.05)		(0.04)
Net asset value, end of period	$10.07		$9.22		$9.09
Total Return(a)	9.22	% **	1.95%		8.82%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$120		$110		$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.86	% *	0.85%		0.82%
After expense waiver	0.80	% #*	0.80	% #	0.80	% #
Net investment income (loss) to average daily net assets	(0.19	)% *	0.00	% †	0.85%
Portfolio turnover rate	36	% **	164%		35%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

†  Net investment income (loss) is less than $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02
Net asset value, beginning of period	$9.22		$9.10		$8.39		$7.83	$6.85	$8.33
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)***	0.01	***	0.08	***	0.04	0.04	0.02
Net realized and unrealized gain (loss) on investments	0.87		0.16		0.67		0.59	0.96	(1.49)
Total income (loss) from investment operations	0.86		0.17		0.75		0.63	1.00	(1.47)
Less distributions to shareholders:
From net investment income	-		(0.05)		(0.04)		(0.07)	(0.02)	(0.01)
Net asset value, end of period	$10.08		$9.22		$9.10		$8.39	$7.83	$6.85
Total Return(a)	9.21	% **	2.00%		8.95%		8.05%	14.56%	(17.71)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$47,284		$75,487		$84,756		$77,304	$101,530	$92,479
Ratio of expenses to average daily net assets:
Before expense waiver	0.81	% *	0.80%		0.77%		0.77%	0.75%	0.74%
After expense waiver	0.75	% #*	0.75	% #	0.75	% #	-	-	-
Net investment income (loss) to average daily net assets	(0.18	)% *	0.06%		0.90%		0.33%	0.41%	0.16%
Portfolio turnover rate	36	% **	164%		35%		28%	83%	43%

	Class N
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05+
Net asset value, beginning of period	$9.15		$9.04		$8.39
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	(0.06	)***	0.01	***
Net realized and unrealized gain (loss) on investments	0.85		0.17		0.67
Total income from investment operations	0.81		0.11		0.68
Less distributions to shareholders:
From net investment income	-		-		(0.03)
Net asset value, end of period	$9.96		$9.15		$9.04
Total Return(a)	8.85	% **(b)	1.22	% (b)	8.10	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$121		$110		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.56	% *	1.55%		1.52%
After expense waiver	1.50	% #*	1.50	% #	1.50	% #
Net investment income (loss) to average daily net assets	(0.89	)% *	(0.70)%		0.15%
Portfolio turnover rate	36	% **	164%		35%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A						Class L
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of period	$9.14		$8.24		$7.65		$9.18		$8.26		$7.65
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	0.02	***	0.02	***	0.02	***	0.02	***	0.06	***
Net realized and unrealized gain (loss) on investments	0.72		0.91		0.61		0.72		0.92		0.59
Total income from investment operations	0.73		0.93		0.63		0.74		0.94		0.65
Less distributions to shareholders:
From net investment income	(0.01)		(0.03)		(0.04)		(0.03)		(0.02)		(0.04)
Net asset value, end of period	$9.86		$9.14		$8.24		$9.89		$9.18		$8.26
Total Return(a)	8.05	% (b)**	11.33	% (b)	8.20	% (b)	8.12	% **	11.44%		8.50%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,010		$1,621		$226		$63,641		$8,280		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.06	% *	1.12%		1.15%		0.80	% *	0.89%		0.91%
After expense waiver	1.05	% #*	1.07	% #	1.09	% #	0.80	% #*	0.84	% #	0.84	% #
Net investment income (loss) to average daily net assets	0.25	% *	0.24%		0.28%		0.46	% *	0.24%		0.70%
Portfolio turnover rate	86	% **	163%		127%		86	% **	163%		127%
	Class Y
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03		Year ended 10/31/02
Net asset value, beginning of period	$9.20		$8.27		$7.65		$7.41		$6.12		$7.66
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.05	***	0.06	***	0.02		0.03		0.02
Net realized and unrealized gain (loss) on investments	0.73		0.92		0.60		0.26		1.28		(1.55)
Total income (loss) from investment operations	0.76		0.97		0.66		0.28		1.31		(1.53)
Less distributions to shareholders:
From net investment income	(0.04)		(0.04)		(0.04)		(0.04)		(0.02)		(0.01)
Net asset value, end of period	$9.92		$9.20		$8.27		$7.65		$7.41		$6.12
Total Return(a)	8.25	% **	11.71%		8.66%		3.83%		21.42%		(20.03)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$70,996		$52,415		$33,336		$21,313		$20,154		$15,416
Ratio of expenses to average daily net assets:
Before expense waiver	0.66	% *	0.73%		0.76%		1.15%		1.40%		1.29%
After expense waiver	0.65	% *#	0.67	% #	0.69	% #	0.70%		0.70%		0.70%
Net investment income (loss) to average daily net assets	0.68	% *	0.62%		0.78%		0.36%		0.41%		0.20%
Portfolio turnover rate	86	% **	163%		127%		112%		69%		65%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund. Fees and expenses waived prior to November 1, 2004, were done at the discretion of the former manager of the fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S						Class N
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of period	$9.21		$8.28		$7.65		$9.11		$8.22		$7.65
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.06	***	0.08	***	(0.00	)***	(0.01	)***	0.01	***
Net realized and unrealized gain (loss) on investments	0.70		0.91		0.59		0.72		0.90		0.59
Total income from investment operations	0.73		0.97		0.67		0.72		0.89		0.60
Less distributions to shareholders:
From net investment income	(0.04)		(0.04)		(0.04)		-		-		(0.03)
Net asset value, end of period	$9.90		$9.21		$8.28		$9.83		$9.11		$8.22
Total Return(a)	7.95	% **	11.74%		8.80%		7.90	% (b)**	10.83	% (b)	7.88	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$78,852		$332		$108		$129		$119		$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.61	% *	0.67%		0.71%		1.36	% *	1.42%		1.46%
After expense waiver	0.60	% #*	0.57	% #	0.59	% #	1.35	% #*	1.38	% #	1.40	% #
Net investment income (loss) to average daily net assets	0.60	% *	0.72%		0.95%		(0.01	)% *	(0.07)%		0.14%
Portfolio turnover rate	86	% **	163%		127%		86	% **	163%		127%

*  Annualized.

**  Percentage represents results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes contingent deferred sales charges and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L				Class Y
	Six months ended 4/30/07 (Unaudited)		Period ended 10/31/06†		Six months ended 4/30/07 (Unaudited)		Period ended 10/31/06†		Six months ended 4/30/07 (Unaudited)		Period ended 10/31/06†
Net asset value, beginning of period	$11.57		$10.00		$11.59		$10.00		$11.61		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	0.08	***	(0.01	)***	0.10	***	(0.02	)***	0.11	***
Net realized and unrealized gain (loss) on investments	1.88		1.50		1.88		1.50		1.89		1.51
Total income from investment operations	1.84		1.58		1.87		1.60		1.87		1.62
Less distributions to shareholders:
From net investment income	(0.07)		(0.01)		(0.08)		(0.01)		(0.09)		(0.01)
From net realized gains	(0.93)		-		(0.93)		-		(0.93)		-
Total distributions	(1.00)		(0.01)		(1.01)		(0.01)		(1.02)		(0.01)
Net asset value, end of period	$12.41		$11.57		$12.45		$11.59		$12.46		$11.61
Total Return(a)	16.88	% (b)**	15.76	% (b)**	17.13	% **	15.98	% **	17.18	% **	16.20	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$7,136		$158		$125		$116		$3,571		$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.72	% *	1.90	% *	1.50	% *	1.65	% *	1.30	% *	1.50	% *
After expense waiver	1.40	% #*	1.40	% #*	1.15	% #*	1.15	% #*	1.00	% #*	1.00	% #*
Net investment income (loss) to average daily net assets	(0.68	)% *	0.78	% *	(0.21	)% *	0.99	% *	(0.35	)% *	1.14	% *
Portfolio turnover rate	61	% **	180	% **	61	% **	180	% **	61	% **	180	% **

	Class S				Class N
	Six months ended 4/30/07 (Unaudited)		Period ended 10/31/06†		Six months ended 4/30/07 (Unaudited)		Period ended 10/31/06†
Net asset value, beginning of period	$11.61		$10.00		$11.54		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.00	***	0.12	***	(0.04	)***	0.04	***
Net realized and unrealized gain (loss) on investments	1.88		1.50		1.87		1.50
Total income from investment operations	1.88		1.62		1.83		1.54
Less distributions to shareholders:
From net investment income	(0.10)		(0.01)		(0.02)		(0.00	)††
From net realized gains	(0.93)		-		(0.93)		-
Total distributions	(1.03)		(0.01)		(0.95)		(0.00)
Net asset value, end of period	$12.46		$11.61		$12.42		$11.54
Total Return(a)	17.26	% **	16.21	% **	16.78	% (b)**	15.42	% (b)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$15,719		$11,905		$124		$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.25	% *	1.40	% *	2.15	% *	2.30	% *
After expense waiver	0.93	% #*	0.93	% #*	1.70	% #*	1.70	% #*
Net investment income (loss) to average daily net assets	0.00	% *	1.21	% *	(0.76	)% *	0.44	% *
Portfolio turnover rate	61	% **	180	% **	61	% **	180	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period December 1, 2005 (commencement of operations) through October 31, 2006.

††  Distributions from net investment income are less then $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee benefit plans that invest plan assets in Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the period presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A						Class L
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of period	$16.27		$14.71		$13.95		$16.38		$14.75		$13.95
Income (loss) from investment operations:
Net investment income (loss)	(0.02	)***	(0.08	)***	(0.08	)***	(0.00	)***††	(0.04	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	1.13		2.16		0.84		1.14		2.19		0.84
Total income from investment operations	1.11		2.08		0.76		1.14		2.15		0.80
Less distributions to shareholders:
From net realized gains	(1.40)		(0.52)		-		(1.40)		(0.52)		-
Net asset value, end of period	$15.98		$16.27		$14.71		$16.12		$16.38		$14.75
Total Return(a)	7.23	% (b)**	14.57	% (b)	5.45	% (b)	7.37	% **	15.09%		5.73%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,333		$3,899		$2,724		$257		$236		$1,726
Ratio of expenses to average daily net assets:
Before expense waiver	1.32	% *	1.32%		1.32%		1.07	% *	1.07%		1.07%
After expense waiver	1.30	% #*	1.30	% #	1.30	% #	1.05	% #*	1.05	% #	1.05	% #
Net investment income (loss) to average daily net assets	(0.27	)% *	(0.52)%		(0.51)%		(0.00	)% *††	(0.24)%		(0.27)%
Portfolio turnover rate	47	% **	33%		32%		47	% **	33%		32%

	Class Y
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of period	$16.40		$14.77		$13.95
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	(0.02	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	1.14		2.17		0.84
Total income from investment operations	1.15		2.15		0.82
Less distributions to shareholders:
From net realized gains	(1.40)		(0.52)		-
Net asset value, end of period	$16.15		$16.40		$14.77
Total Return(a)	7.49	% **	14.99%		5.88%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,095		$2,000		$641
Ratio of expenses to average daily net assets:
Before expense waiver	0.92	% *	0.92%		0.92%
After expense waiver	0.90	% #*	0.90	% #	0.90	% #
Net investment income (loss) to average daily net assets	0.14	% *	(0.10)%		(0.11)%
Portfolio turnover rate	47	% **	33%		32%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

††  Net investment income (loss) was less than $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total Return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S
	Six months ended
	4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04	Year ended 10/31/03	Year ended 10/31/02
Net asset value, beginning of period	$16.42		$14.78		$13.95		$12.80	$9.31	$9.71
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	(0.01	)***	(0.01	)***	0.02	0.03	0.06
Net realized and unrealized gain (loss) on investments	1.13		2.17		0.84		2.22	3.50	(0.14)
Total income (loss) from investment operations	1.15		2.16		0.83		2.24	3.53	(0.08)
Less distributions to shareholders:
From net investment income	-		-		-		(0.04)	(0.04)	(0.07)
From net realized gains	(1.40)		(0.52)		-		(1.05)	-	(0.25)
Total distributions	(1.40)		(0.52)		-		(1.09)	(0.04)	(0.32)
Net asset value, end of period	$16.17		$16.42		$14.78		$13.95	$12.80	$9.31
Total Return(a)	7.48	% **	15.05%		5.95%		17.48%	38.13%	(1.08)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$107,293		$113,892		$101,002		$102,717	$83,165	$59,322
Ratio of expenses to average daily net assets:
Before expense waiver	0.87	% *	0.87%		0.87%		0.90%	0.98%	0.99%
After expense waiver	0.85	% #*	0.85	% #	0.85	% #	0.85%	0.85%	0.85%
Net investment income (loss) to average daily net assets	0.20	% *	(0.06)%		(0.07)%		0.17%	0.39%	0.52%
Portfolio turnover rate	47	% **	33%		32%		66%	65%	40%

	Class N
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05†
Net asset value, beginning of period	$16.17		$14.67		$13.95
Income (loss) from investment operations:
Net investment income (loss)	(0.04	)***	(0.13	)***	(0.12	)***
Net realized and unrealized gain (loss) on investments	1.11		2.15		0.84
Total income from investment operations	1.07		2.02		0.72
Less distributions to shareholders:
From net realized gains	(1.40)		(0.52)		-
Net asset value, end of period	$15.84		$16.17		$14.67
Total Return(a)	7.08	% (b)**	14.19	% (b)	5.16	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,716		$1,520		$106
Ratio of expenses to average daily net assets:
Before expense waiver	1.62	% *	1.62%		1.62%
After expense waiver	1.60	% #*	1.60	% #	1.60	% #
Net investment income (loss) to average daily net assets	(0.55	)% *	(0.81)%		(0.82)%
Portfolio turnover rate	47	% **	33%		32%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total Return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L				Class Y
	Six months ended 4/30/07 (Unaudited)		Period ended 10/31/06+		Six months ended 4/30/07 (Unaudited)		Period ended 10/31/06+		Six months ended 4/30/07 (Unaudited)		Period ended 10/31/06+
Net asset value, beginning of period	$10.45		$10.00		$10.45		$10.00		$10.45		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.00	)†	0.03	***	0.00	***†	0.03	***	0.00	***†
Net realized and unrealized gain (loss) on investments	1.06		0.45		1.07		0.45		1.07		0.45
Total income from investment operations	1.07		0.45		1.10		0.45		1.10		0.45
Less distributions to shareholders:
From net realized gains	(0.01)		-		(0.01)		-		(0.01)		-
Net asset value, end of period	$11.51		$10.45		$11.54		$10.45		$11.54		$10.45
Total Return(a)	10.33	% (b)**	4.50	% (b)**	10.53	% **	4.50	%**	10.53	% **	4.50	% **
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,074		$104		$44,516		$105		$0		$105
Ratio of expenses to average daily net assets:
Before expense waiver	1.49	% *	5.08	% *	1.23	% *	4.83	%*	1.06	% *	4.68	% *
After expense waiver	1.14	% *#	1.14	% *#	0.89	% *#	0.89	%*#	0.79	% *#	0.79	% *#
Net investment income (loss) to average daily net assets	0.27	% *	(0.19	)% *	0.57	% *	0.07	%*	0.66	% *	0.17	% *
Portfolio turnover rate	64	% **	17	% **	64	% **	17	%**	64	% **	17	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) is less than $0.01 per share.

+  For the period September 27, 2006 (commencement of operations) through October 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S				Class N
	Six months ended 4/30/07 (Unaudited)		Period ended 10/31/06+		Six months ended 4/30/07 (Unaudited)		Period ended 10/31/06+
Net asset value, beginning of period	$10.45		$10.00		$10.44		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.00	***†	0.00	***	(0.01	)***
Net realized and unrealized gain (loss) on investments	1.09		0.45		1.08		0.45
Total income from investment operations	1.12		0.45		1.08		0.44
Less distributions to shareholders:
From net investment income	(0.01)		-
From net realized gains	(0.01)		-		(0.01)		-
Total distributions	(0.02)		-
Net asset value, end of period	$11.55		$10.45		$11.51		$10.44
Total Return(a)	10.70	% **	4.50	%**	10.34	% (b)**	4.40	% (b)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$59,406		$10,034		$32		$104
Ratio of expenses to average daily net assets:
Before expense waiver	0.98	% *	4.58	%*	1.77	% *	5.38	% *
After expense waiver	0.69	% *#	0.69	%*#	1.49	% *#	1.49	% *#
Net investment income (loss) to average daily net assets	0.63	% *	0.27	%*	0.02	% *	(0.54	)% *
Portfolio turnover rate	64	% **	17	%**	64	% **	17	% **

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) is less than $0.01 per share.

+  For the period September 27, 2006 (commencement of operations) through October 31, 2006.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05		Year ended 10/31/04		Year ended 10/31/03		Year ended 10/31/02
Net asset value, beginning of period	$16.99		$16.84		$15.79		$15.16		$11.76		$13.95
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	(0.04	)***	(0.05	)***	(0.08)		(0.04)		(0.03)
Net realized and unrealized gain (loss) on investments	1.35		1.63		1.10		1.31		3.74		(1.13)
Total income (loss) from investment operations	1.37		1.59		1.05		1.23		3.70		(1.16)
Less distributions to shareholders:
From net investment income	-		-		-		-		-		(0.02)
Tax return of capital	-		-		-		-		(0.00	)†	-
From net realized gains	(5.70)		(1.44)		(0.00	)†	(0.60)		(0.30)		(1.01)
Total distributions	(5.70)		(1.44)		(0.00)		(0.60)		(0.30)		(1.03)
Net asset value, end of period	$12.66		$16.99		$16.84		$15.79		$15.16		$11.76
Total Return(a)	10.47	% (b)**	9.81	% (b)	6.74	% (b)	8.13%		32.08%		(9.66)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$192,193		$236,029		$411,467		$452,238		$450,972		$299,885
Ratio of expenses to average daily net assets:
Before expense waiver	1.25	% *	1.17%		1.15%		1.13%		1.14%		1.15%
After expense waiver	1.14	% #*	1.14	% #	1.14	% #	N/A		N/A		N/A
Net investment income (loss) to average daily net assets	0.24	% *	(0.24)%		(0.28)%		(0.45)%		(0.37)%		(0.26)%
Portfolio turnover rate	49	% **	134%		45%		43%		53%		51%
	Class L						Class Y
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05+		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$17.08		$16.89		$15.79		$17.11		$16.91		$15.79
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.00	***†	(0.01	)***	0.04	***	0.02	***	0.01	***
Net realized and unrealized gain (loss) on investments	1.36		1.63		1.11		1.37		1.62		1.11
Total income from investment operations	1.40		1.63		1.10		1.41		1.64		1.12
Less distributions to shareholders:
From net realized gains	(5.70)		(1.44)		(0.00	)†	(5.70)		(1.44)		(0.00	)†
Net asset value, end of period	$12.78		$17.08		$16.89		$12.82		$17.11		$16.91
Total Return(a)	10.62	% **	10.09%		6.99%		10.59	% **	10.21%		7.12%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$8,495		$74,494		$88,802		$7,705		$6,564		$14,667
Ratio of expenses to average daily net assets:
Before expense waiver	1.00	% *	0.92%		0.90%		0.90	% *	0.82%		0.80%
After expense waiver	0.89	% #*	0.89	% #	0.89	% #	0.79	% #*	0.79	% #	0.79	% #
Net investment income (loss) to average daily net assets	0.54	% *	0.02%		(0.03)%		0.58	% *	0.13%		0.07%
Portfolio turnover rate	49	% **	134%		45%		49	% **	134%		45%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) and distributions from net realized gains and tax return of capital are less than $0.01 per share.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S						Class N
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05+		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05+
Net asset value, beginning of period	$17.15		$16.92		$15.79		$16.87		$16.79		$15.79
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.04	***	0.03	***	(0.01	)***	(0.10	)***	(0.11	)***
Net realized and unrealized gain (loss) on investments	1.37		1.63		1.10		1.34		1.62		1.11
Total income from investment operations	1.42		1.67		1.13		1.33		1.52		1.00
Less distributions to shareholders:
From net realized gains	(5.70)		(1.44)		(0.00	)†	(5.70)		(1.44)		(0.00	)†
Net asset value, end of period	$12.87		$17.15		$16.92		$12.50		$16.87		$16.79
Total Return(a)	10.71	% **	10.26%		7.25%		10.25	% (b)**	9.45	% (b)	6.36	% (b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$248,071		$328,698		$368,359		$104		$140		$140
Ratio of expenses to average daily net assets:
Before expense waiver	0.80	% *	0.72%		0.70%		1.60	% *	1.52%		1.50%
After expense waiver	0.69	% #*	0.69	% #	0.69	% #	1.49	% #*	1.49	% #	1.49	% #
Net investment income (loss) to average daily net assets	0.71	% *	0.22%		0.17%		(0.08	)% *	(0.58)%		(0.63)%
Portfolio turnover rate	49	% **	134%		45%		49	% **	134%		45%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from net realized gains are less than $0.01 per share.

+  For the period November 1, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A						Class L
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05†		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05†
Net asset value, beginning of period	$12.43		$10.58		$10.00		$12.51		$10.60		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.08	***	0.00	***	0.04	***	0.11	***	0.05	***
Net realized and unrealized gain (loss) on investments	1.37		1.86		0.58		1.39		1.87		0.55
Total income from investment operations	1.40		1.94		0.58		1.43		1.98		0.60
Less distributions to shareholders:
From net investment income	(0.13)		(0.09)		-		(0.14)		(0.07)		-
From net realized gains	(0.33)		-		-		(0.33)		-		-
Total distributions	(0.46)		(0.09)		-		(0.47)		(0.07)		-
Net asset value, end of period	$13.37		$12.43		$10.58		$13.47		$12.51		$10.60
Total Return(a)	11.48	% (b)**	18.41	% (b)	5.80	%**(b)	11.69	% **	18.78%		6.00	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$42,240		$31,763		$6,539		$297,830		$290,689		$245,413
Ratio of expenses to average daily net assets:
Before expense waiver	1.51	% *	1.50%		1.50	%*	1.25	% *	1.24%		1.25	%*
After expense waiver	1.43	% *#	1.43	% #	1.43	%*#	1.14	% *#	1.14	% #	1.14	%*#
Net investment income (loss) to average daily net assets	0.44	% *	0.69%		0.00	%*	0.67	% *	0.96%		0.59	%*
Portfolio turnover rate	8	% **	25%		25	%**	8	% **	25%		25	%**
	Class Y						Class S
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05†		Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05†
Net asset value, beginning of period	$12.50		$10.61		$10.00		$12.55		$10.62		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.12	***	0.06	***	0.06	***	0.14	***	0.07	***
Net realized and unrealized gain (loss) on investments	1.39		1.87		0.55		1.39		1.88		0.55
Total income from investment operations	1.44		1.99		0.61		1.45		2.02		0.62
Less distributions to shareholders:
From net investment income	(0.17)		(0.10)		-		(0.17)		(0.09)		-
From net realized gains	(0.33)		-		-		(0.33)		-		-
Total distributions	(0.50)		(0.10)		-		(0.50)		(0.09)		-
Net asset value, end of period	$13.44		$12.50		$10.61		$13.50		$12.55		$10.62
Total Return(a)	11.80	% **	18.86%		6.10	%**	11.81	% **	19.11%		6.20	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$9,694		$4,702		$3,099		$420,233		$436,584		$372,258
Ratio of expenses to average daily net assets:
Before expense waiver	1.10	% *	1.10%		1.12	%*	1.07	% *	1.06%		1.06	%*
After expense waiver	1.03	% *#	1.03	% #	1.03	%*#	0.89	% *#	0.89	% #	0.89	%*#
Net investment income (loss) to average daily net assets	0.81	% *	1.06%		0.66	%*	0.90	% *	1.21%		0.85	%*
Portfolio turnover rate	8	% **	25%		25	%**	8	% **	25%		25	%**

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period from December 31, 2004 (commencement of operations) through October 31, 2005.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Period ended 10/31/05†
Net asset value, beginning of period	$12.48		$10.56		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.06	***	0.02	***
Net realized and unrealized gain (loss) on investments	1.38		1.88		0.54
Total income from investment operations	1.40		1.94		0.56
Less distributions to shareholders:
From net investment income	(0.11)		(0.02)		-
From net realized gains	(0.33)		-		-
Total distributions	(0.44)		(0.02)		-
Net asset value, end of period	$13.44		$12.48		$10.56
Total Return(a)	11.47	% (b)**	18.35	% (b)	5.60	%**(b)
Ratios / Supplemental Data:
Net assets, end of period (000's)	$691		$574		$291
Ratio of expenses to average daily net assets:
Before expense waiver	1.80	% *	1.80%		1.79	%*
After expense waiver	1.52	% *#	1.52	% #	1.52	%*#
Net investment income (loss) to average daily net assets	0.33	% *	0.53%		0.27	%*
Portfolio turnover rate	8	% **	25%		25	%**

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period from December 31, 2004 (commencement of operations) through October 31, 2005

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a contingent deferred sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05††		Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01
Net asset value, beginning of period	$14.55		$11.61		$9.64		$9.46		$6.32		$9.12		$12.06
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.07	***	0.03	***	0.02	***	0.01	***	0.05	***	0.04	***
Net realized and unrealized gain (loss) on investments	2.65		2.96		1.94		0.20		3.16		(2.80)		(2.98)
Total income (loss) from investment operations	2.76		3.03		1.97		0.22		3.17		(2.75)		(2.94)
Less distributions to shareholders:
From net investment income	(0.14)		(0.09)		-		(0.04)		(0.03)		(0.05)		(0.00	)†
Tax return of capital	-		-		-		-		-		(0.00	)†	-
Total distributions	(0.14)		(0.09)		-		(0.04)		(0.03)		(0.05)		(0.00)
Net asset value, end of period	$17.17		$14.55		$11.61		$9.64		$9.46		$6.32		$9.12
Total Return(a)	19.08	% (c)**	26.27	% (c)	20.44	%(c)	2.33	% **(c)	49.88%		(30.11)%		(24.37)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$96,495		$85,486		$55,809		$46,831		$50,817		$30,849		$39,762
Ratio of expenses to average daily net assets:
Before expense waiver	1.55	% *	1.55%		1.54%		1.53	% *	1.52%		1.53%		1.51%
After expense waiver	1.52	% #*	1.52	% #	1.52	%#	1.52	% *(b)	1.50	% (b)	1.52	% (b)#	1.50	% #
Net investment income (loss) to average daily net assets	1.33	% *	0.55%		0.28%		0.31	% *	0.15%		0.67%		0.42%
Portfolio turnover rate	18	% **	27%		26%		32	% **	70%		40%		38%
	Class L
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05††		Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01
Net asset value, beginning of period	$14.66		$11.69		$9.69		$9.48		$6.34		$9.13		$12.07
Income (loss) from investment operations:
Net investment income (loss)	0.12	***	0.10	***	0.06	***	0.04	***	0.03	***	0.08	***	0.07	***
Net realized and unrealized gain (loss) on investments	2.68		2.99		1.94		0.21		3.15		(2.81)		(2.99)
Total income (loss) from investment operations	2.80		3.09		2.00		0.25		3.18		(2.73)		(2.92)
Less distributions to shareholders:
From net investment income	(0.13)		(0.12)		-		(0.04)		(0.04)		(0.06)		(0.02)
Tax return of capital	-		-		-		-		-		(0.00	)†	-
Total distributions	(0.13)		(0.12)		-		(0.04)		(0.04)		(0.06)		(0.02)
Net asset value, end of period	$17.33		$14.66		$11.69		$9.69		$9.48		$6.34		$9.13
Total Return(a)	19.28	% **	26.61%		20.64%		2.66	% **	50.23%		(29.89)%		(24.18)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$108,443		$118,352		$223,255		$185,394		$183,493		$95,876		$106,987
Ratio of expenses to average daily net assets:
Before expense waiver	1.30	% *	1.30%		1.29%		1.28	% *	1.27%		1.28%		1.26%
After expense waiver	1.27	% #*	1.27	% #	1.27	%#	1.27	% *(b)	1.25	% (b)	1.27	% (b)#	1.25	% #
Net investment income (loss) to average daily net assets	1.50	% *	0.77%		0.54%		0.53	% *	0.34%		0.97%		0.66%
Portfolio turnover rate	18	% **	27%		26%		32	% **	70%		40%		38%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from net investment income and tax return of capital are less than $0.01 per share.

††  Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes a front-end sales charge and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05††		Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01
Net asset value, beginning of period	$14.79		$11.80		$9.76		$9.54		$6.37		$9.18		$12.14
Income (loss) from investment operations:
Net investment income (loss)	0.14	***	0.13	***	0.08	***	0.05	***	0.05	***	0.08	***	0.08	***
Net realized and unrealized gain (loss) on investments	2.70		3.00		1.97		0.21		3.17		(2.81)		(3.01)
Total income (loss) from investment operations	2.84		3.13		2.05		0.26		3.22		(2.73)		(2.93)
Less distributions to shareholders:
From net investment income	(0.19)		(0.14)		(0.01)		(0.04)		(0.05)		(0.08)		(0.03)
Tax return of capital	-		-		-		-		-		(0.00	)†	-
Total distributions	(0.19)		(0.14)		(0.01)		(0.04)		(0.05)		(0.08)		(0.03)
Net asset value, end of period	$17.44		$14.79		$11.80		$9.76		$9.54		$6.37		$9.18
Total Return(a)	19.41	% **	26.68%		20.95%		2.75	% **	50.60%		(29.82)%		(24.10)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$80,414		$73,348		$59,211		$39,106		$44,227		$41,795		$51,999
Ratio of expenses to average daily net assets:
Before expense waiver	1.15	% *	1.15%		1.14%		1.13	% *	1.12%		1.12%		1.11%
After expense waiver	1.12	% #*	1.12	% #	1.12	% #	1.11	% *(b)	1.10	% (b)	1.11	% (b)#	1.10	% #
Net investment income (loss) to average daily net assets	1.74	% *	0.93%		0.69%		0.66	% *	0.64%		1.07%		0.79%
Portfolio turnover rate	18	% **	27%		26%		32	% **	70%		40%		38%
	Class S
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05††		Period ended 10/31/04+		Year ended 12/31/03		Year ended 12/31/02		Year ended 12/31/01
Net asset value, beginning of period	$14.82		$11.82		$9.78		$9.56		$6.39		$9.21		$12.16
Income (loss) from investment operations:
Net investment income (loss)	0.14	***	0.13	***	0.08	***	0.06	***	0.04	***	0.09	***	0.08	***
Net realized and unrealized gain (loss) on investments	2.72		3.01		1.97		0.20		3.19		(2.83)		(3.00)
Total income (loss) from investment operations	2.86		3.14		2.05		0.26		3.23		(2.74)		(2.92)
Less distributions to shareholders:
From net investment income	(0.20)		(0.14)		(0.01)		(0.04)		(0.06)		(0.08)		(0.03)
Tax return of capital	-		-		-		-		-		(0.00	)†	-
Total distributions	(0.20)		(0.14)		(0.01)		(0.04)		(0.06)		(0.08)		(0.03)
Net asset value, end of period	$17.48		$14.82		$11.82		$9.78		$9.56		$6.39		$9.21
Total Return(a)	19.41	% **	26.76%		20.91%		2.75	% **	50.49%		(29.82)%		(23.99)%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$952,155		$806,440		$608,471		$524,488		$587,883		$441,475		$721,113
Ratio of expenses to average daily net assets:
Before expense waiver	1.12	% *	1.12%		1.11%		1.10	% *	1.09%		1.10%		1.08%
After expense waiver	1.09	% #*	1.09	% #	1.09	% #	1.08	% *(b)	1.07	% (b)	1.09	% (b)#	1.07	% #
Net investment income (loss) to average daily net assets	1.74	% *	0.97%		0.72%		0.70	% *	0.58%		1.18%		0.82%
Portfolio turnover rate	18	% **	27%		26%		32	% **	70%		40%		38%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Distributions from tax return of capital are less than $0.01 per share.

††  Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period from January 1, 2004 through October 31, 2004.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six months ended 4/30/07 (Unaudited)		Year ended 10/31/06		Year ended 10/31/05††		Period ended 10/31/04+		Year ended 12/31/03		Period ended 12/31/02++
Net asset value, beginning of period	$14.40		$11.50		$9.58		$9.42		$6.30		$6.26
Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.03	***	(0.00	)***†	(0.00	)***†	(0.01	)***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	2.64		2.93		1.92		0.20		3.13		0.04
Total income from investment operations	2.72		2.96		1.92		0.20		3.12		0.04
Less distributions to shareholders:
From net investment income	(0.10)		(0.06)		-		(0.04)		(0.00	)†	-
Net asset value, end of period	$17.02		$14.40		$11.50		$9.58		$9.42		$6.30
Total Return(a)	18.93	% (c)**	25.82	% (c)	20.04	% (c)	2.22	% **(c)	49.44	% (c)	-	‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$275		$232		$186		$155		$152		$102
Ratio of expenses to average daily net assets:
Before expense waiver	1.85	% *	1.85%		1.84%		1.83	% *	1.82%		-	‡
After expense waiver	1.82	% #*	1.82	% #	1.82	% #	1.82	% *(b)	1.81	% (b)	-	‡
Net investment income (loss) to average daily net assets	1.03	% *	0.23%		(0.01)%		(0.02	)% *	(0.16)%		-	‡
Portfolio turnover rate	18	% **	27%		26%		32	% **	70%		40%

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  Net investment income (loss) and distributions from net investment income are less than $0.01 per share.

††  Effective November 1, 2004, brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

+  For the period from January 1, 2004 through October 31, 2004.

++  Class N commenced operations on December 31, 2002.

‡  Amounts are de minimis due to the short period of operations.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain changes as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  The Fund has entered into an agreement with certain brokers to rebate a portion of brokerage commissions. The rebated commissions are used to reduce operating expenses of the Fund.

(c)  Total Return excludes contingent deferred sales charge and would be lower for the periods presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L				Class Y
	Six months ended 4/30/07 (Unaudited)		Period ended 10/31/06†		Six months ended 4/30/07 (Unaudited)		Period ended 10/31/06†		Six months ended 4/30/07 (Unaudited)		Period ended 10/31/06†
Net asset value, beginning of period	$12.41		$10.00		$12.44		$10.00		$12.45		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.07	***	0.04	***	(0.01	)***	0.06	***	0.12	***
Net realized and unrealized gain (loss) on investments	1.74		2.34		1.78		2.45		1.77		2.33
Total income from investment operations	1.79		2.41		1.82		2.44		1.83		2.45
Less distributions to shareholders:
From net investment income	(0.00	)††	-		(0.01)		-		(0.01)		-
From net realized gains	(0.09)		-		(0.09)		-		(0.09)		-
Total distributions	(0.09)		-		(0.10)		-		(0.10)		-
Net asset value, end of period	$14.11		$12.41		$14.16		$12.44		$14.18		$12.45
Total Return(a)	14.56	% (b)**	24.10	%(b)**	14.63	% **	24.40	% **	14.78	% **	24.50	%**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$17,521		$3,773		$12,459		$9,667		$440		$179
Ratio of expenses to average daily net assets:
Before expense waiver	1.89	% *	1.70	%*	1.64	% *	2.21	% *	1.49	% *	2.52	%*
After expense waiver	1.58	% #*	1.58	%#*	1.33	% #*	1.33	% #*	1.18	% #*	1.18	%#*
Net investment income (loss) to average daily net assets	0.68	% *	0.68	%*	0.64	% *	(0.13	)% *	0.93	% *	1.13	%*
Portfolio turnover rate	39	% **	81	%**	39	% **	81	% **	39	% **	81	%**

	Class S				Class N
	Six months ended 4/30/07 (Unaudited)		Period ended 10/31/06†		Six months ended 4/30/07 (Unaudited)		Period ended 10/31/06†
Net asset value, beginning of period	$12.46		$10.00		$12.37		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.13	***	0.01	***	0.05	***
Net realized and unrealized gain (loss) on investments	1.76		2.33		1.78		2.32
Total income from investment operations	1.83		2.46		1.78		2.37
Less distributions to shareholders:
From net investment income	(0.01)		-		-		-
From net realized gains	(0.09)		-		(0.09)		-
Total distributions	(0.10)		-		-		-
Net asset value, end of period	$14.19		$12.46		$14.06		$12.37
Total Return(a)	14.78	% **	24.60	%**	14.44	% (b)**	23.70	%(b)**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$18,121		$6,036		$197		$151
Ratio of expenses to average daily net assets:
Before expense waiver	1.39	% *	2.52	%*	2.29	% *	3.35	%*
After expense waiver	1.15	% #*	1.15	%#*	1.88	% #*	1.88	%#*
Net investment income (loss) to average daily net assets	1.06	% *	1.22	%*	0.09	% *	0.47	%*
Portfolio turnover rate	39	% **	81	%**	39	% **	81	%**

*  Annualized.

**  Percentages represent results for the period and are not annualized.

***  Per share amount calculated on the average shares method.

†  For the period December 1, 2005 (commencement of operations) through October 31, 2006.

††  Distribution from net investment income is less than $0.01 per share.

#  Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

(a)  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth by their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

(b)  Total Return excludes a front-end sales charge for Class A and a contingent deferred sales charge for Class N and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.  The Fund
   MassMutual Premier Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Premier Money Market Fund ("Money Market Fund"), MassMutual Premier Short-Duration Bond Fund ("Short-Duration Bond Fund"), MassMutual Premier Inflation-Protected Bond Fund ("Inflation-Protected Bond Fund"), MassMutual Premier Core Bond Fund ("Core Bond Fund"), MassMutual Premier Diversified Bond Fund ("Diversified Bond Fund"), MassMutual Premier Strategic Income Fund ("Strategic Income Fund"), MassMutual Premier High Yield Fund ("High Yield Fund"), MassMutual Premier Balanced Fund ("Balanced Fund"), MassMutual Premier Value Fund ("Value Fund"), MassMutual Premier Enhanced Index Value Fund ("Enhanced Index Value Fund"), MassMutual Premier Enhanced Index Value Fund II ("Enhanced Index Value Fund II"), MassMutual Premier Enhanced Index Core Equity Fund ("Enhanced Index Core Equity Fund"), MassMutual Premier Main Street Fund ("Main Street Fund"), MassMutual Premier Capital Appreciation Fund ("Capital Appreciation Fund"), MassMutual Premier Core Growth Fund ("Core Growth Fund"), MassMutual Premier Enhanced Index Growth Fund ("Enhanced Index Growth Fund"), MassMutual Premier Discovery Value Fund ("Discovery Value Fund") (formerly known as MassMutual Premier Mid-Cap Value Fund), MassMutual Premier Small Capitalization Value Fund ("Small Capitalization Value Fund"), MassMutual Premier Main Street Small Cap Fund ("Main Street Small Cap Fund"), MassMutual Premier Small Company Opportunities Fund ("Small Company Opportunities Fund"), MassMutual Premier Global Fund ("Global Fund"), MassMutual Premier International Equity Fund ("International Equity Fund") and MassMutual Premier Focused International Fund ("Focused International Fund").

The Discovery Value Fund and Focused International Fund commenced operations on December 1, 2005.

The Main Street Small Cap Fund commenced operations on September 27, 2006.

During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. Class N shares of the Money Market Fund are not currently available. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

2.  Significant Accounting Policies
   The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation
   Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all Funds, excluding the Money Market Fund, short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market

Notes to Financial Statements (Unaudited) (Continued)

quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of the Trust's foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending
   Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At April 30, 2007, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Short-Duration Bond Fund	$85,260	$87,200
Core Bond Fund	172,133,615	176,829,766
Diversified Bond Fund	51,700,760	53,037,177
Strategic Income Fund	9,401,296	9,638,075
High Yield Fund	24,801,670	25,407,167
Balanced Fund	15,845,505	16,375,698
Value Fund	42,454,999	43,720,747
Enhanced Index Value Fund	18,820,193	19,568,841
Enhanced Index Value Fund II	10,114,438	10,499,679
Enhanced Index Core Equity Fund	4,007,310	4,146,692
Main Street Fund	12,950,150	13,488,799
Capital Appreciation Fund	118,324,961	122,508,627
Core Growth Fund	9,821,217	10,154,167
Enhanced Index Growth Fund	14,246,379	14,849,185
Discovery Value Fund	3,733,701	3,893,428
Small Capitalization Value Fund	33,891,726	35,438,484
Main Street Small Cap Fund	12,525,662	13,008,661
Small Company Opportunities Fund	68,401,138	70,872,094
Global Fund	127,525,257	136,385,605
International Equity Fund	240,933,464	254,352,750
Focused International Fund	2,617,480	2,772,850
	$994,336,181	$1,037,035,692

Notes to Financial Statements (Unaudited) (Continued)

For each Fund, the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in the process of recall from the brokers.

The Trust receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended April 30, 2007, the Trust earned securities lending agent fees as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Short-Duration Bond Fund	$21,086	$20,513	$573
Core Bond Fund	3,938,075	3,848,163	89,912
Diversified Bond Fund	1,501,642	1,459,397	42,245
Strategic Income Fund	215,145	198,654	16,491
High Yield Fund	634,328	595,223	39,105
Balanced Fund	336,775	330,302	6,473
Value Fund	1,183,888	1,132,851	51,037
Enhanced Index Value Fund	404,830	391,064	13,766
Enhanced Index Value Fund II	270,368	263,319	7,049
Enhanced Index Core Equity Fund	82,985	81,311	1,674
Main Street Fund	431,814	409,023	22,791
Capital Appreciation Fund	2,880,060	2,813,474	66,586
Core Growth Fund	172,952	170,061	2,891
Enhanced Index Growth Fund	226,187	220,737	5,450
Discovery Value Fund	79,784	77,222	2,562
Small Capitalization Value Fund	644,319	604,118	40,201
Main Street Small Cap Fund	73,390	67,469	5,921
Small Company Opportunities Fund	2,322,459	2,189,102	133,357
Global Fund	2,469,067	2,185,174	283,893
International Equity Fund	3,868,933	3,544,108	324,825
Focused International Fund	3,992	2,228	1,764
	$21,762,079	$20,605,513	$1,158,566

Repurchase Agreements
   Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments
   Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Federal Income Tax
   It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net

Notes to Financial Statements (Unaudited) (Continued)

realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

Dividends and Distributions to Shareholders
   Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without affecting the net asset value of the Funds.

Foreign Currency Translation
   The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency
Contracts
   Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

Notes to Financial Statements (Unaudited) (Continued)

A summary of open forward foreign currency contracts for the Strategic Income Fund at April 30, 2007 is as follows:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund
BUYS
05/02/07	Australian Dollar	171,377	$142,705	$141,926	$(779)
05/23/07	Australian Dollar	109,000	90,830	90,268	(562)
10/10/07	Australian Dollar	640,000	532,746	530,251	(2,495)
01/03/08	Brazilian Real	6,365,000	2,904,302	3,025,321	121,019
05/03/07	Brazilian Real	4,500,000	2,187,707	2,215,003	27,296
06/04/07	Brazilian Real	2,950,000	1,452,343	1,452,057	(286)
08/02/07	Brazilian Real	4,160,000	1,758,790	2,020,414	261,624
09/05/07	Brazilian Real	5,740,000	2,462,182	2,773,313	311,131
10/02/07	Brazilian Real	4,320,000	1,870,940	2,078,664	207,724
11/05/07	Brazilian Real	4,520,000	2,019,407	2,163,715	144,308
05/23/07	British Pound Sterling	175,000	350,000	348,828	(1,172)
06/27/07	British Pound Sterling	890,000	1,751,560	1,778,270	26,710
08/20/07	British Pound Sterling	60,000	116,797	119,878	3,081
10/10/07	British Pound Sterling	1,260,000	2,495,189	2,515,640	20,451
12/27/07	British Pound Sterling	240,000	454,222	478,502	24,280
05/23/07	Canadian Dollar	400,000	355,240	358,471	3,231
08/20/07	Canadian Dollar	75,000	64,213	68,076	3,863
05/16/07	Chilean Peso	316,000,000	585,185	600,247	15,062
06/28/07	Chilean Peso	198,000,000	368,852	376,898	8,046
05/03/07	Danish Krone	77,741	14,225	14,203	(22)
01/29/08	Euro Dollar	165,000	219,310	226,983	7,673
05/03/07	Euro Dollar	1,559,964	2,122,253	2,123,354	1,101
05/23/07	Euro Dollar	1,565,000	2,129,433	2,130,208	775
06/06/07	Euro Dollar	1,710,000	2,263,835	2,328,372	64,537
07/05/07	Euro Dollar	2,420,000	3,295,024	3,310,559	15,535
08/20/07	Euro Dollar	50,000	66,948	68,499	1,551
09/24/07	Euro Dollar	300,000	401,494	411,416	9,922
10/10/07	Euro Dollar	390,000	532,295	535,091	2,796
05/29/07	Hungarian Forint	262,000,000	1,447,514	1,441,535	(5,979)
05/29/07	Indian Rupee	62,000,000	1,480,067	1,505,951	25,884
05/07/07	Japanese Yen	75,010,471	637,216	627,204	(10,012)
05/14/07	Japanese Yen	1,918,000,000	16,294,080	16,037,460	(256,620)
05/23/07	Japanese Yen	62,000,000	527,211	518,416	(8,795)
05/31/07	Japanese Yen	197,000,000	1,652,685	1,647,226	(5,459)
08/20/07	Japanese Yen	17,000,000	145,835	144,265	(1,570)
09/25/07	Japanese Yen	19,000,000	165,004	161,954	(3,050)
10/10/07	Japanese Yen	821,000,000	7,076,766	7,011,079	(65,687)
05/03/07	Malaysian Ringgit	1,091,600	319,069	318,995	(74)
05/16/07	Malaysian Ringgit	2,170,000	623,294	634,132	10,838
05/22/07	Mexican Peso	13,830,000	1,254,550	1,267,296	12,746
05/23/07	Mexican Peso	8,100,000	732,203	742,234	10,031
05/24/07	Mexican Peso	9,410,000	854,453	862,274	7,821
05/25/07	Mexican Peso	9,410,000	853,360	862,274	8,914
01/24/08	New Turkish Lira	2,765,000	1,850,736	1,846,967	(3,769)
02/01/08	New Turkish Lira	2,100,000	1,114,531	1,399,133	284,602

Notes to Financial Statements (Unaudited) (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
05/24/07	New Turkish Lira	1,850,000	$1,364,307	$1,350,365	$(13,942)
01/16/08	New Zealand Dollar	2,130,000	1,472,550	1,551,739	79,189
08/20/07	New Zealand Dollar	140,000	96,256	103,181	6,925
09/24/07	New Zealand Dollar	400,000	278,352	294,022	15,670
01/29/08	Norwegian Krone	5,750,000	932,804	970,345	37,541
09/24/07	Norwegian Krone	1,260,000	205,294	212,496	7,202
05/07/07	Polish Zloty	5,600,000	1,880,646	2,011,964	131,318
07/02/07	Republic of Korea Won	698,000,000	743,621	750,980	7,359
07/12/07	Republic of Korea Won	654,000,000	702,244	703,845	1,601
02/21/08	Russian Ruble	43,650,000	1,669,216	1,700,293	31,077
03/06/08	Russian Ruble	3,940,000	148,489	153,436	4,947
06/06/07	Russian Ruble	28,150,000	1,075,381	1,094,152	18,771
02/05/08	Singapore Dollar	1,660,000	1,103,752	1,113,753	10,001
05/29/07	South African Rand	10,500,000	1,483,931	1,473,736	(10,195)
07/16/07	South African Rand	9,020,000	1,216,912	1,271,774	54,862
08/01/07	South African Rand	10,400,000	1,408,734	1,463,780	55,046
08/02/07	Swedish Krona	6,100,000	915,737	913,521	(2,216)
08/20/07	Swedish Krona	465,000	67,348	69,690	2,342
09/24/07	Swedish Krona	1,160,000	167,340	174,109	6,769
10/10/07	Swedish Krona	4,530,000	655,610	680,387	24,777
05/23/07	Swiss Franc	106,000	88,260	87,690	(570)
10/10/07	Swiss Franc	670,000	557,396	562,281	4,885
					$1,749,580
SELLS
10/10/07	Australian Dollar	3,490,000	2,842,233	2,891,526	(49,293)
05/03/07	Brazilian Real	3,342,028	1,653,651	1,645,023	8,628
08/02/07	Brazilian Real	3,520,000	1,630,125	1,709,581	(79,456)
06/27/07	British Pound Sterling	1,070,000	2,108,873	2,137,921	(29,048)
08/06/07	British Pound Sterling	540,000	1,059,955	1,079,108	(19,153)
08/20/07	British Pound Sterling	60,000	116,669	119,877	(3,208)
08/20/07	Canadian Dollar	75,000	64,795	68,076	(3,281)
08/21/07	Canadian Dollar	980,000	844,522	889,553	(45,031)
09/28/07	Canadian Dollar	565,000	488,649	513,336	(24,687)
05/29/07	Chinese Yuan Renminbi	11,000,000	1,429,853	1,427,848	2,005
01/25/08	Czech Republic Koruna	14,920,000	703,917	735,379	(31,462)
05/29/07	Czech Republic Koruna	29,500,000	1,437,622	1,426,910	10,712
12/19/07	Czech Republic Koruna	16,390,000	788,389	806,282	(17,893)
12/21/07	Czech Republic Koruna	14,460,000	694,611	711,412	(16,801)
01/29/08	Euro Dollar	530,000	709,005	729,098	(20,093)
05/02/07	Euro Dollar	11,990	16,300	16,320	(20)
05/07/07	Euro Dollar	1,440,000	1,883,030	1,960,064	(77,034)
05/21/07	Euro Dollar	250,000	322,125	340,289	(18,164)
08/02/07	Euro Dollar	670,000	918,255	917,401	854
08/06/07	Euro Dollar	1,070,000	1,398,533	1,465,280	(66,747)
08/20/07	Euro Dollar	50,000	66,017	68,499	(2,482)
10/10/07	Euro Dollar	2,855,000	3,842,819	3,917,138	(74,319)
01/25/08	Hong Kong Dollar	10,750,000	1,390,270	1,384,311	5,959
12/19/07	Hong Kong Dollar	12,110,000	1,569,592	1,558,072	11,520
12/21/07	Hong Kong Dollar	10,660,000	1,379,196	1,371,580	7,616
02/05/08	Japanese Yen	117,000,000	1,014,805	1,013,053	1,752

Notes to Financial Statements (Unaudited) (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
05/14/07	Japanese Yen	1,918,000,000	$16,496,588	$16,037,460	$459,128
05/29/07	Japanese Yen	166,000,000	1,406,780	1,388,018	18,762
05/31/07	Japanese Yen	399,000,000	3,382,101	3,336,260	45,841
08/06/07	Japanese Yen	126,000,000	1,066,512	1,067,425	(913)
08/20/07	Japanese Yen	17,000,000	148,347	144,265	4,082
09/25/07	Japanese Yen	38,000,000	330,757	323,907	6,850
10/10/07	Japanese Yen	68,000,000	586,814	580,698	6,116
05/02/07	Mexican Peso	47,838	4,364	4,384	(20)
01/24/08	New Turkish Lira	2,765,000	1,481,068	1,846,967	(365,899)
02/01/08	New Turkish Lira	2,100,000	1,105,142	1,399,133	(293,991)
05/07/07	New Turkish Lira	310,000	214,088	226,277	(12,189)
05/08/07	New Turkish Lira	500,000	345,100	364,963	(19,863)
01/16/08	New Zealand Dollar	3,410,000	2,304,216	2,484,239	(180,023)
08/20/07	New Zealand Dollar	140,000	96,690	103,181	(6,491)
01/29/08	Norwegian Krone	1,430,000	234,371	241,321	(6,950)
05/04/07	Singapore Dollar	2,150,000	1,418,618	1,414,381	4,237
07/16/07	South African Rand	9,020,000	1,243,643	1,271,774	(28,131)
08/01/07	South African Rand	10,400,000	1,447,679	1,463,779	(16,100)
08/20/07	Swedish Krona	465,000	66,389	69,690	(3,301)
09/24/07	Swedish Krona	2,320,000	337,307	348,218	(10,911)
01/25/08	Swiss Franc	860,000	708,982	726,979	(17,997)
05/29/07	Swiss Franc	1,720,000	1,433,333	1,422,899	10,434
09/24/07	Swiss Franc	210,000	175,303	176,028	(725)
12/19/07	Swiss Franc	945,000	792,544	796,892	(4,348)
12/21/07	Swiss Franc	835,000	696,895	704,225	(7,330)
					$(948,858)

Delayed Delivery
Transactions,
When Issued
Securities, and
Forward
Commitments  Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities, for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

Notes to Financial Statements (Unaudited) (Continued)

A summary of open obligations for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and the Balanced Fund under these forward commitments at April 30, 2007 is as follows:

Forward Commitment Contracts to Buy	Expiration of Contracts	Aggregate Face Value of Contracts	Cost	Market Value	Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund
FNMA TBA
5.5% 05/01/2037	May-07	$9,939,000	$9,832,242	$9,827,962	$(4,280)
6.5% 05/01/2037	May-07	25,200,000	25,670,875	25,725,657	54,782
					$50,502
GNMA TBA
5.5% 05/01/2037	May-07	$2,325,000	$2,307,563	$2,312,103	$4,540
6.5% 05/01/2037	May-07	5,250,000	5,377,969	5,390,684	12,715
					$17,255
Core Bond Fund
FNMA TBA
4.5% 05/01/2037	May-07	$91,812,000	$86,360,663	$86,296,109	$(64,554)
5.0% 05/01/2037	May-07	22,976,000	22,207,740	22,198,766	(8,974)
5.5% 05/01/2037	May-07	47,190,000	46,537,031	46,662,798	125,767
6.5% 05/01/2037	May-07	78,875,000	80,347,070	80,520,285	173,215
					$225,454
GNMA TBA
5.5% 05/01/2037	May-07	$28,400,000	$28,187,000	$28,242,468	$55,468
6.5% 05/01/2037	May-07	16,000,000	16,390,000	16,428,750	38,750
					$94,218
Diversified Bond Fund
FNMA TBA
4.5% 05/01/2037	May-07	$27,450,000	$25,820,156	$25,800,856	$(19,300)
5.0% 05/01/2037	May-07	24,500,000	23,685,469	23,671,212	(14,257)
5.5% 05/01/2037	May-07	12,887,000	12,707,027	12,743,028	36,001
6.5% 05/01/2037	May-07	15,100,000	15,380,781	15,414,977	34,196
					$36,640
GNMA TBA
5.5% 05/01/2037	May-07	$2,625,000	$2,605,313	$2,610,439	$5,126
6.5% 05/01/2037	May-07	4,500,000	4,609,688	4,620,586	10,898
					$16,024
Strategic Income Fund
FNMA TBA
5.0% 05/01/2022	May-07	$2,308,000	$2,268,081	$2,274,823	$6,742
5.0% 05/01/2037	May-07	289,000	279,427	279,224	(203)
5.5% 05/01/2022	May-07	734,000	733,428	735,032	1,604
5.5% 05/01/2037	May-07	4,684,000	4,618,341	4,631,671	13,330
6.0% 05/01/2022	May-07	3,068,000	3,113,061	3,117,615	4,554
6.0% 05/01/2037	May-07	4,162,000	4,184,111	4,193,215	9,104
					$35,131
FHLMC TBA
5.0% 05/01/2037	May-07	205,000	198,209	198,129	(80)
					$(80)

Notes to Financial Statements (Unaudited) (Continued)

Forward Commitment Contracts to Buy	Expiration of Contracts	Aggregate Face Value of Contracts	Cost	Market Value	Unrealized Appreciation (Depreciation)
Balanced Fund
FNMA TBA
4.5% 05/01/2037	May-07	$3,850,000	$3,621,406	$3,618,699	$(2,707)
5.0% 05/01/2037	May-07	950,000	918,244	917,863	(381)
5.5% 05/01/2037	May-07	125,000	123,242	123,604	362
6.5% 05/01/2037	May-07	1,275,000	1,298,711	1,301,596	2,885
					$159
GNMA TBA
5.5% 05/01/2037	May-07	$1,675,000	$1,662,438	$1,665,709	$3,271
6.5% 05/01/2037	May-07	700,000	717,063	718,758	1,695
					$4,966

Financial Futures Contracts
   The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and the Balanced Fund at April 30, 2007 is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation/ (Depreciation)
Core Bond Fund
BUYS
785	U.S. Treasury Note 5 Year	7/05/07	$83,075,078	$353,732
236	U.S. Treasury Note 2 Year	7/05/07	48,313,625	91,298
				$445,030
Diversified Bond Fund
BUYS
	U.S. Treasury Note 2 Year	7/05/07	$13,102,000	$24,415
				$24,415
Strategic Income Fund
BUYS
3	Canadian Bond 10 Year	6/29/07	$303,885	$(1,400)
58	Euro Schatz	6/30/07	8,142,595	(34,462)
2	IBEX 35 Index	5/19/07	388,896	(9,469)
33	NASDAQ 100 Index	6/15/07	1,240,305	36,156
24	Euro Bond	6/10/07	3,729,021	12,226
1	S&P/MIB Index	6/17/07	293,417	26,667
365	U.S. Treasury Note 10 Year	6/30/07	39,539,766	116,740
59	U.S. Long Bond	6/29/07	6,593,250	(19,165)
				$127,293

Notes to Financial Statements (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation/ (Depreciation)
SELLS
9	Mini JGB 10 Year	6/08/07	$1,011,263	$3,191
7	CAC40 Index	5/18/07	564,492	(12,368)
77	S&P 500 Index	6/15/07	5,730,340	(273,735)
157	U.S treasury Note 5 Year	7/05/07	16,615,016	(64,344)
1	Dax Index	6/16/07	253,566	(15,566)
8	Nikkei 225 Index	6/08/07	1,164,597	(31,561)
3	Euro Bobl	6/12/07	440,075	4,728
2	S&P/TSE 60 Index	6/16/07	275,162	(11,636)
219	U.S Treasury Note 2 Year	7/05/07	44,833,406	(31,309)
11	Australian Bond 10 Year	6/15/07	919,485	13,851
7	FTSE 100 Index	6/17/07	902,419	(43,358)
				$(462,107)
Balanced Fund
BUYS
76	S&P 500	6/15/07	$5,655,920	$203,793
15	U.S. Treasury Note 5 Year	7/05/07	1,587,422	6,396
14	U.S. Treasury Note 2 Year	7/05/07	2,866,063	5,416
				$215,605

Options
   The Funds may purchase put and call options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option. See the Portfolio of Investments of the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund, Balanced Fund and Core Growth Fund for open purchased option contracts as of April 30, 2007.

The Funds may also "write" put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before

Notes to Financial Statements (Unaudited) (Continued)

exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A summary of open written option contracts for the Core Growth Fund at April 30, 2007, is as follows:

Notional Amount	Expiration Date	Market Description	Premiums	Value
Core Growth Fund
$4,700	1/19/2008	Apple Computer, Inc. Call, Strike 130	$14,362	$14,570

Transactions in options written for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund, Balanced Fund and Core Growth Fund during the six months ended April 30, 2007 were as follows:

	Number of Contracts	Premiums Received
Short-Duration Bond Fund
Option outstanding at October 31, 2006	11,055,000	$643,971
Options written	-	-
Options terminated in closing purchase transactions	(11,055,000)	(643,971)
Option outstanding at April 30, 2007	-	$-
Core Bond Fund
Option outstanding at October 31, 2006	35,376,000	$2,060,709
Options written	-	-
Options terminated in closing purchase transactions	(35,376,000)	(2,060,709)
Option outstanding at April 30, 2007	-	$-

Notes to Financial Statements (Unaudited) (Continued)

	Number of Contracts	Premiums Received
Diversified Bond Fund
Option outstanding at October 31, 2006	7,839,000	$456,634
Options written	-	-
Options terminated in closing purchase transactions	(7,839,000)	(456,634)
Option outstanding at April 30, 2007	-	$-
Strategic Income Fund
Option outstanding at October 31, 2006	1,180,000	$20,009
Options written	6,737,050,000	80,665
Options terminated in closing purchase transactions	(6,738,230,000)	(100,674)
Option outstanding at April 30, 2007	-	$-
Balanced Fund
Option outstanding at October 31, 2006	1,507,500	$87,814
Options written	-	-
Options terminated in closing purchase transactions	(1,507,500)	(87,814)
Option outstanding at April 30, 2007	-	$-
Core Growth Fund
Option outstanding at October 31, 2006	-	$-
Options written	10,700	33,051
Options terminated in closing purchase transactions	(6,000)	(18,689)
Option outstanding at April 30, 2007	4,700	$14,362

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Swaps
   The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as "swap transactions").

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls

Notes to Financial Statements (Unaudited) (Continued)

outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund's potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

During the term of a swap, cap, floor or collar, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities or index; or the return generated by a security. These periodic payments received or made by the Trust are recorded in the accompanying Statement of Operations as realized gains and losses, respectively.

The Funds may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When a Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its Fund because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Notes to Financial Statements (Unaudited) (Continued)

A summary of open swap agreements for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and the Balanced Fund at April 30, 2007, is as follows:

Notional Amount		Expiration (Termination) Date	Description	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund
Credit Default Swaps
1,250,000	USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/05	$(13,684)
			to pay 0.55% times the notional amount. The Fund
			receives payment only upon a default event of Cox
			Communications, Inc. Note.
6,000,000	USD	3/20/2011	Agreement with Bank of America, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	(12,800)
6,000,000	USD	3/20/2011	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(4,985)
6,000,000	USD	3/20/2011	Agreement with Bank of America, dated 1/10/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Co. Note.	(13,878)
6,000,000	USD	3/20/2011	Agreement with Goldman Sachs, dated 1/10/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Corp. Senior Note.	(8,429)
6,000,000	USD	3/20/2011	Agreement with Barclays Bank PLC, dated 1/10/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(22,369)
6,000,000	USD	3/20/2011	Agreement with Bank of America, dated 1/11/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corp. Senior Note.	(7,461)
8,000,000	USD	10/12/2052	Agreement with Goldman Sachs, dated 3/21/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBX Index NA.A.1.	51,397
1,350,000	USD	6/20/2013	Agreement with Bank of America, dated 5/26/06, to pay 1.03% times the notional amount. The Fund receives payment only upon a default event of Belo Corp.	(10,004)
600,000	USD	9/20/2011	Agreement with Goldman Sachs International, dated 8/25/06, to pay 0.53% times the notional amount. The Fund receives payment only upon a default event United Mexican States.	(5,763)
260,000,000	USD	6/25/2007	Agreement with Lehman Brothers, dated 12/21/06 to pay the 7 year CMS Index and to receive the CMM current coupon yield.	109,654
1,200,000	USD	6/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/07 to pay 1.08% times the notional amount. The Fund makes payment only upon a default event of Brunswick Corporation Notes.	16,982

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration (Termination) Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
26,700,000	USD	10/12/2052	Agreement with Goldman Sachs, dated 3/27/07 to	$(8,128)
			pay 0.10% times the notional amount. The Fund
			makes payment only upon a default event of
			CMBX.NA.AAA.1 Index.
				$70,532
Core Bond Fund
Credit Default Swaps
3,800,000	USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(41,601)
18,300,000	USD	3/20/2011	Agreement with Bank of America, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	(39,038)
18,300,000	USD	3/20/2011	Agreement with Goldman Sachs, dated 1/9/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(15,204)
18,300,000	USD	3/20/2011	Agreement with Bank of America, dated 1/10/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Co. Note.	(42,327)
18,300,000	USD	3/20/2011	Agreement with Goldman Sachs, dated 1/10/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Corp. Senior Note.	(25,709)
18,300,000	USD	3/20/2011	Agreement with Barclays Bank PLC, dated 1/10/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(68,225)
18,300,000	USD	3/20/2011	Agreement with Bank of America, dated 1/11/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corp. Senior Note.	(22,758)
24,100,000	USD	10/12/2052	Agreement with Goldman Sachs, dated 3/21/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBS Index NA.A.1.	145,870
3,900,000	USD	6/20/2013	Agreement with Bank of America, dated 5/26/06 to pay 1.03% times the notional amount. The Fund receives payment only upon a default event of Belo Corp.	(28,901)
4,020,000	USD	6/20/2016	Agreement with CSFB International, dated 8/10/06 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	9
1,800,000	USD	9/20/2011	Agreement with Goldman Sachs International, dated 8/29/06 to pay 0.53% times the notional amount. The Fund receives payment only upon a default event United Mexican States.	(15,450)
785,700,000	USD	6/25/2007	Agreement with Lehman Brothers, dated 12/21/06 to pay the 7 year CMS Index and to receive the CMM current coupon yield.	331,368

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration (Termination) Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
4,420,000	USD	9/20/2014	Agreement with Bank of America, dated 11/11/06 to	$47,601
			pay 0.28% times the notional amount. The Fund
			receives payment only upon a default event of
			Washington Mutual, Inc.
3,525,000	USD	6/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/07 to pay 1.08% times the notional amount. The Fund makes payment only upon a default event of Brunswick Corporation Notes.	49,886
80,000,000	USD	10/14/2052	Agreement with Goldman Sachs, dated 3/27/07 to pay 0.10% times the notional amount. The Fund makes payment only upon a default event of CMBX.NA.AAA.1 Index.	(24,354)
				$251,167
Diversified Bond Fund
Credit Default Swaps
900,000	USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(9,853)
4,500,000	USD	3/20/2011	Agreement with Bank of America, dated 1/7/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	(9,600)
4,500,000	USD	3/20/2011	Agreement with Goldman Sachs, dated 1/7/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(3,738)
4,500,000	USD	3/20/2011	Agreement with Bank of America, dated 1/10/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Co. Note.	(10,408)
4,500,000	USD	3/20/2011	Agreement with Goldman Sachs, dated 1/10/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Bank of America Corp. Senior Note.	(6,322)
4,500,000	USD	3/20/2011	Agreement with Barclays Bank PLC, dated 1/10/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(16,777)
4,500,000	USD	3/20/2011	Agreement with Bank of America, dated 1/11/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corp. Senior Note.	(5,596)
6,800,000	USD	10/12/2052	Agreement with Goldman Sachs, dated 3/7/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBX Index NA.A.1.	43,687
1,100,000	USD	6/20/2013	Agreement with Bank of America, dated 5/26/06, to pay 1.03% times the notional amount. The Fund receives payment only upon a default event of Belo Corp.	(8,152)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration (Termination) Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
1,225,000	USD	6/20/2016	Agreement with CSFB International, dated 8/9/06, to	$3
			pay 0.58% times the notional amount. The Fund
			receives payment only upon a default event of
			Marriot International, Inc.
500,000	USD	9/20/2011	Agreement with Goldman Sachs International, dated 8/25/06, to pay 0.53% times the notional amount. The Fund receives payment only upon a default event United Mexican States.	(4,803)
230,000,000	USD	6/25/2007	Agreement with Lehman Brothers, dated 12/21/06 to pay the 7 year CMS Index and to receive the CMM current coupon yield.	97,002
1,225,000	USD	9/20/2014	Agreement with Bank of America, dated 11/11/06 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	17,623
1,030,000	USD	6/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/07 to pay 1.08% times the notional amount. The Fund makes payment only upon a default event of Brunswick Corporation Notes.	14,577
22,700,000	USD	10/14/2052	Agreement with Goldman Sachs, dated 3/27/07 to pay 0.10% times the notional amount. The Fund makes payment only upon a default event of CMBX.NA.AAA.1 Index.	(61,937)
5,000,000	USD	6/20/2012	Agreement with J P Morgan Chase, dated 3/28/07 to pay 2.75% times the notional amount. The Fund makes receives payment only upon a default event of CDX.NA.HY.8.	60,729
				$96,435
Strategic Income Fund
Credit Default Swaps
350,000	USD	8/20/2015	Agreement with Morgan Stanley, dated 7/29/05 to pay 3.70% times the notional amount. The Fund receives payment only upon a default event of Republic of Colombia Bond.	(55,932)
990,000	USD	9/20/2015	Agreement with Deutsche Bank, dated 11/30/05 to pay 3.69% times the notional amount. The Fund receives payment only upon a default event of Philippine Bond.	(128,402)
515,000	USD	12/20/2015	Agreement with Citigroup, dated 12/7/05 to pay 0.40% times the notional amount. The Fund makes payment only upon a default event of Hungary Bond.	(4,349)
920,000	USD	3/24/2013	Agreement with Morgan Stanley, dated 5/4/06 to pay 1.30% times the notional amount. The Fund receives payment only upon a default event of Inco Ltd.	(10,123)
145,000	USD	11/20/2016	Agreement with Morgan Stanley & Co., dated 11/3/06 to pay 2.75% times notional amount. The Fund receives payment only upon a default event of Turkey Bond.	2,575
260,000	USD	12/20/2016	Agreement with Deutsche Bank, dated 11/22/06 to receive 6.00% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(221)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration (Termination) Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
210,000	USD	12/20/2008	Agreement with Deutsche Bank, dated 11/22/06 to	$(876)
			pay 2.55% times the notional amount. The Fund
			receives payment only upon a default event of
			General Motors.
210,000	USD	12/20/2016	Agreement with Deutsche Bank, dated 11/22/06 to receive 4.75% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(2,809)
210,000	USD	12/20/2008	Agreement with Deutsche Bank, dated 11/22/06 to pay 3.65% times the notional amount. The Fund receives payment only upon a default event of Ford Motor Co.	(3,477)
210,000	USD	12/20/2016	Agreement with Morgan Stanley & Co., dated 11/28/06 to receive 4.90% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(1,862)
260,000	USD	12/20/2016	Agreement with JP Morgan Chase dated 11/28/06 to receive 6.00% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(4,928)
210,000	USD	12/22/2008	Agreement with JP Morgan Chase, dated 11/28/06 to pay 3.60% times the notional amount. The Fund receives payment only upon default of Ford Motor Co.	(1,841)
260,000	USD	12/20/2016	Agreement with Morgan Stanley & Co., dated 11/29/06 to receive 6.15% times the notional amount. The Fund makes payment only upon default of Ford Motors Co.	(1,378)
210,000	USD	12/20/2008	Agreement with Morgan Stanley & Co., dated 11/29/06 to pay 3.70% times the notional amount. The Fund receives payment only upon default of Ford Motors Co.	(2,725)
210,000	USD	12/20/2016	Agreement with Goldman, Sachs & Company, dated 11/29/06 to receive 4.95% times the notional amount. The Fund makes payment only upon default of General Motors.	(1,300)
400,000	USD	12/20/2016	Agreement with Deutsche Bank, dated 11/30/06 to pay 5.80% times the notional amount. The Fund receives payment only upon a default event of Ford Motor Co.	(6,183)
315,000	USD	12/22/2008	Agreement with Deutsche Bank, dated 11/30/06 to pay 3.30% times the notional amount. The Fund receives payment only upon a default event of Ford Motor Co.	(2,176)
315,000	USD	12/20/2016	Agreement with Deutsche Bank, dated 11/30/06 to receive 4.75% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(5,527)
315,000	USD	12/20/2008	Agreement with JP Morgan Chase, dated 11/30/06 to pay 2.35% times the notional amount. The Fund receives payment only upon a default event of General Motors.	(35)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration (Termination) Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
255,000	USD	12/20/2016	Agreement with Deutsche Bank, dated 12/6/06 to	$(5,776)
			receive 4.68% times the notional amount. The Fund
			makes payment only upon a default event of
			General Motors.
320,000	USD	12/20/2016	Agreement with Deutsche Bank, dated 12/6/06 to receive 5.80% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(5,758)
255,000	USD	12/22/2008	Agreement with Deutsche Bank, dated 12/6/06 to pay 3.05% times the notional amount. The Fund receives payment only upon a default event of Ford Motor Co.	(780)
240,000	USD	12/20/2016	Agreement with Deutsche Bank, dated 12/2/06 to pay 1.71% times the notional amount. The Fund receives payment only upon a default event of Peru Bond.	(11,157)
10,600,000	INR	6/27/2011	Agreement with Deutsche Bank Capital Corp., dated 6/26/06 to pay the notional amount multiplied by 7.175% and to receive protection on Indian Rupees.	19,832
350,000	USD	9/20/2011	Agreement with UBS Investment Bank, dated 6/29/06 to pay 2.30% times the notional amount. The Fund receives payment only upon a default event of UBS Short Bond.	18,824
150,000	USD	11/20/2015	Agreement with Morgan Stanley, dated 8/16/06 to pay 3.48% times the notional amount. The Fund receives payment only upon a default event of Venezuela Long Bond.	(13,548)
90,000	USD	3/20/2012	Agreement with Morgan Stanley, dated 1/16/07 to receive 1.51% times the notional amount. The Fund makes payment only upon a default event of Smithfield Food.	348
410,000	USD	3/20/2012	Agreement with Salomon Brothers, dated 1/18/07 to receive 1.88% times the notional amount. The Fund makes payment only upon a default event of Allied Waste.	(1,385)
140,000	USD	3/20/2012	Agreement with Lehman Brothers, dated 1/19/07 to pay 1.88% times the notional amount. The Fund receives payment only upon a default event of Allied Waste.	(526)
180,000	USD	12/20/2011	Agreement with Credit Suisse Securities LLC, dated 1/19/07 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.7.	6,467
510,000	USD	12/20/2011	Agreement with Deutsche Bank, dated 1/19/07 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.7.	18,510
485,000	USD	12/20/2011	Agreement with Credit Suisse Securities LLC, dated 1/19/07 to receive 1.305% times the notional amount. The Fund makes payment only upon a default event of CDX7.X07.	5,323

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration (Termination) Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
965,000	USD	12/20/2011	Agreement with Deutsche Bank, dated 1/19/07 to	$11,181
			receive 1.30% times the notional amount. The Fund
			makes payment only upon a default event of
			CDX7.X07.
45,000	USD	3/20/2012	Agreement with Lehman Brothers, dated 1/22/07 to receive 1.88% times the notional amount. The Fund makes payment only upon a default event of Allied Waste.	(169)
120,000	USD	3/20/2012	Agreement with Credit Suisse Securities LLC, dated 1/22/07 to receive 1.49% times the notional amount. The Fund makes payment only upon a default event of Smithfield Foods.	124
485,000	USD	12/20/2011	Agreement with Deutsche Bank, dated 1/22/07 to receive 1.305% times the notional amount. The Fund makes payment only upon a default event of CDX7.X07.	5,617
260,000	USD	3/20/2012	Agreement with Lehman Brothers, dated 1/25/07 to receive 1.58% times the notional amount. The Fund makes payment only upon a default event of Smithfield Foods.	1,213
140,000	USD	3/20/2017	Agreement with Deutsche Bank, dated 1/25/07 to receive 1.00% times the notional amount. The Fund makes payment only upon a default event of Vale Overseas.	2,434
140,000	USD	3/20/2017	Agreement with Deutsche Bank, dated 1/25/07 to pay 0.42% times the notional amount. The Fund receives payment only upon a default event of Inco Ltd.	949
700,000	USD	3/20/2012	Agreement with Credit Suisse Securities LLC, dated 1/29/07 to receive 2.385% times the notional amount. The Fund makes payment only upon a default event of Ford Motor.	(12,984)
210,000	USD	12/20/2011	Agreement with Credit Suisse Securities LLC, dated 1/29/07 to receive 1.28% times the notional amount. The Fund makes payment only upon a default event of CDX7.X07.	2,311
475,000	USD	12/20/2011	Agreement with Deutsche Bank, dated 1/29/07 to receive 1.275% times the notional amount. The Fund makes payment only upon a default event of CDX7.X07.	5,518
65,000	USD	3/20/2017	Agreement with Morgan Stanley, dated 1/30/07 to receive 1.06% times the notional amount. The Fund makes payment only upon a default event of Vale Overseas.	1,192
375,000	USD	3/20/2012	Agreement with Deutsche Bank, dated 1/30/07 to receive 2.39% times the notional amount. The Fund makes payment only upon a default event of Ford Motor.	(6,780)
65,000	USD	3/20/2017	Agreement with JP Morgan Chase dated 1/30/07 to pay 0.52% times the notional amount. The Fund receives payment only upon a default event of Inco Ltd.	110

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration (Termination) Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
180,000	USD	3/20/2017	Agreement with Goldman Sachs, dated 1/31/07 to	$(7,443)
			receive 1.39% times the notional amount. The Fund
			makes payment only upon a default event of
			GMAC LLC.
180,000	USD	3/20/2017	Agreement with Lehman Brothers, dated 1/30/07 to receive 1.40% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(7,557)
135,000	USD	12/20/2011	Agreement with Barclay's Capital, dated 1/30/07 to receive 1.65% times the notional amount. The Fund makes payment only upon a default event of CDX.X07.	1,482
135,000	USD	12/20/2011	Agreement with Morgan Stanley & Co., dated 1/31/07 to receive 1.65% times the notional amount. The Fund makes payment only upon default of CDX.X07.	1,480
30,000	USD	3/20/2012	Agreement with Deutsche Bank, dated 1/31/07 to receive 1.02% times the notional amount. The Fund makes payment only upon default of William Company.	113
160,000	USD	3/20/2017	Agreement with Goldman Sachs, dated 2/01/07 to receive 1.39% times the notional amount. The Fund makes payment only upon default of GMAC LLC.	(6,616)
190,000	USD	12/20/2016	Agreement with Morgan Stanley & Co., dated 1/8/07 to receive 4.62% times the notional amount. The Fund makes payment only upon default of General Motors.	(4,594)
190,000	USD	12/20/2008	Agreement with Morgan Stanley & Co., dated 1/8/07 to pay 1.65% times the notional amount. The Fund receives payment only upon default of General Motors.	1,806
230,000	USD	12/20/2016	Agreement with Morgan Stanley & Co., dated 1/8/07 to receive 5.90% times the notional amount. The Fund makes payment only upon default of Ford Motor Co.	(4,117)
190,000	USD	12/20/2008	Agreement with Morgan Stanley & Co., dated 1/8/07 to pay 2.45% times the notional amount. The Fund receives payment only upon default of Ford Motor Co.	1,183
600,000	USD	3/20/2012	Agreement with Credit Suisse Securities LLC, dated 1/11/07 to receive 1.15% times the notional amount. The Fund makes payment only upon a default event of Williams Co.	4,068
210,000	USD	3/20/2012	Agreement with Deutsche Bank, dated 2/06/07 to receive 2.34% times the notional amount. The Fund makes payment only upon default of Ford Motor Credit Co.	(4,185)
240,000	USD	3/20/2012	Agreement with Citigroup, dated 2/06/07 to receive 2.32% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Credit Co.	(4,722)
285,000	USD	3/20/2017	Agreement with Deutsche Bank, dated 2/06/07 to receive 1.37% times the notional amount. The Fund makes payment only upon default of GMAC LLC.	(12,542)
235,000	USD	3/20/2017	Agreement with Goldman & Sachs, dated 2/07/07 to receive 1.37% times the notional amount. The Fund makes payment only upon default of GMAC LLC.	(10,006)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration (Termination) Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
145,000	USD	3/20/2017	Agreement with Morgan & Stanley, dated 2/09/07 to	$1,678
			receive .97% times the notional amount. The Fund
			makes payment only upon default of Vale Overseas.
240,000	USD	3/20/2012	Agreement with Deutsche Bank, dated 2/09/07 to receive 1.03% times the notional amount. The Fund makes payment only upon default of El Paso.	1,258
205,000	USD	3/20/2017	Agreement with Goldman & Sachs, dated 2/09/07 to receive 1.39% times the notional amount. The Fund makes payment only upon default of GMAC LLC.	(8,477)
145,000	USD	3/20/2012	Agreement with Morgan & Stanley, dated 2/09/07 to pay .52% times the notional amount. The Fund receive payment only upon default of INCO Ltd.	7
145,000	USD	3/20/2017	Agreement with Lehman Brothers, dated 2/13/07 to receive 1.40% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(6,087)
135,000	USD	3/20/2017	Agreement with Morgan & Stanley, dated 2/15/07 to receive .92% times the notional amount. The Fund makes payment only upon default of Vale Overseas.	1,056
165,000	USD	3/20/2017	Agreement with Morgan Stanley & Co., dated 3/02/07 to pay .60% times notional amount. The Fund receives payment only upon a default event of Inco Ltd.	(1,002)
165,000	USD	3/20/2017	Agreement with Morgan Stanley & Co., dated 3/02/07 to receive 1.04% times notional amount. The Fund makes payment only upon a default event of Vale Overseas.	0
288,000	USD	3/20/2008	Agreement with Barclay's Capital, dated 3/05/07 to receive 1.22% times notional amount. The Fund makes payment only upon a default event of ResCap.	66
145,000	USD	3/20/2008	Agreement with Barclay's Capital, dated 3/05/07 to receive 1.20% times notional amount. The Fund makes payment only upon a default event of ResCap.	8
144,000	USD	3/20/2008	Agreement with Goldman Sachs & Co., dated 3/05/07 to receive 1.18% times notional amount. The Fund makes payment only upon a default event of ResCap.	0
145,000	USD	3/20/2008	Agreement with Credit Suisse Securities LLC LLC, dated 3/06/07 to receive 1.30% times notional amount. The Fund makes payment only upon a default event of ResCap.	275
145,000	USD	3/20/2008	Agreement with Goldman Sachs & Co., dated 3/06/07 to receive 1.36% times notional amount. The Fund makes payment only upon a default event of ResCap.	145
145,000	USD	12/20/2011	Agreement with Lehman Brothers Inc., dated 3/06/07 to receive 3.25% times notional amount. The Fund makes payment only upon a default event of CDXHY7 Index.	5,004
145,000	USD	12/20/2011	Agreement with Lehman Brothers Inc., dated 3/06/07 to receive 3.25% times notional amount. The Fund makes payment only upon a default event of CDXHY7 Index.	0

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration (Termination) Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
1,440,000	USD	4/20/2017	Agreement with Deutsche Bank Capital Corp., dated	$29,049
			3/22/07 to pay 1.32% times notional amount. The
			Fund receive payment only upon a default event of
			CDXHY7 Index.
1635000	EUR	3/31/2008	Agreement with Morgan & Stanley, dated 3/30/07 to receive 2.00% times notional amount. The Fund makes payment only upon a default event of MOS Gisad.	(543)
412,000	USD	6/20/2008	Agreement with Goldman Sachs & Co., dated 3/29/07 to receive 2.00% times notional amount. The Fund makes payment only upon a default event of K. Hovnanian Enterprises.	1,442
295,000	USD	6/20/2008	Agreement with Goldman Sachs & Co., dated 3/29/07 to receive 2.00% times notional amount. The Fund makes payment only upon a default event of K. Hovnanian Enterprises.	1,049
74,000	USD	6/20/2008	Agreement with Citigroup, dated 3/29/07 to receive 1.10% times notional amount. The Fund makes payment only upon a default event of Univision Communications.	114
74,000	USD	6/20/2008	Agreement with Lehman Brothers Inc., dated 3/29/07 to receive 1.10% times notional amount. The Fund makes payment only upon a default event of Univision Communications.	(51)
147,000	USD	6/20/2008	Agreement with Lehman Brothers Inc., dated 3/30/07 to receive 1.15% times notional amount. The Fund makes payment only upon a default event of Univision Communications.	(19)
295,000	USD	6/20/2008	Agreement with Goldman Sachs & Co., dated 3/30/07 to receive 1.80% times notional amount. The Fund makes payment only upon a default event of K. Hovnanian Enterprises.	385
815,000	USD	6/20/2008	Agreement with Goldman Sachs & Co., dated 3/30/07 to receive 2.20% times notional amount. The Fund makes payment only upon a default event of Standard Pacific.	2,130
34,345	USD	5/4/2007	Agreement with Goldman Sachs & Co., dated 4/9/07 to pay the monthly return on the USD-LIBOR multiplied by the notional amount and to receive the total return on a custom basket of US equity indices.	99,833
1,270,000	BRL	1/4/2010	Agreement with J. Aron & Co., dated 8/02/06 to receive the notional amount multiplied by 14.89% and to pay the notional amount multiplied by the BRR-CDI-Compounded Index.	12,608
155,000	USD	3/20/2017	Agreement with Deutsche Bank Capital Corp., dated 3/15/07 to pay .63% times notional amount. The Fund receives payment only upon a default event of Inco Ltd.	(1,443)
70,000	USD	3/20/2017	Agreement with Credit Suisse Securities LLC LLC, dated 3/15/07 to pay .58% times notional amount. The Fund receives payment only upon a default event of Inco Ltd.	(624)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration (Termination) Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
70,000	USD	3/20/2017	Agreement with Credit Suisse Securities LLC LLC,	$929
			dated 3/15/07 to receive 1.03% times notional
			amount. The Fund makes payment only upon a
			default event of Vale Overseas.
155,000	USD	3/20/2017	Agreement with Deutsche Bank Capital Corp., dated 3/15/07 to receive 1.05% times notional amount. The Fund makes payment only upon a default event of Vale Overseas.	3,279
100,000	USD	3/20/2012	Agreement with Credit Suisse Securities LLC LLC, dated 1/12/07 to receive 1.14% times notional amount. The Fund makes payment only upon a default event of Williams Co.	634
460,000	USD	4/20/2012	Agreement with Lehman Brothers Inc., dated 4/05/07 to pay 1.58% times notional amount. The Fund receives payment only upon a default event of Ukraine Bond.	0
515,000	USD	4/20/2012	Agreement with Lehman Brothers Inc., dated 4/09/07 to receive 1.62% times notional amount. The Fund makes payment only upon a default event of Turkey Bond.	0
385,000	USD	4/20/2017	Agreement with Citi Group, dated 4/09/07 to receive 2.47% times notional amount. The Fund makes payment only upon a default event of Turkey Bond.	0
520,000	USD	4/20/2012	Agreement with Morgan Stanley, dated 4/11/07 to receive 1.60% times notional amount. The Fund makes payment only upon a default event of Turkey Bond.	(859)
260,000	USD	4/20/2017	Agreement with Merrill Lynch Peirce, dated 4/11/07 to receive 2.47% times notional amount. The Fund makes payment only upon a default event of Turkey Bond.	(357)
15	BRL	6/13/2007	Agreement with Goldman & Sachs & Co., dated 4/16/07 to pay .09% times notional amount. The Fund receives payment only upon a default event of Brazil Bond.	8,936
115,000	USD	6/20/2008	Agreement with Lehman Brothers Inc., dated 4/24/07 to receive 2.65% times notional amount. The Fund makes payment only upon a default event of Beazer Homes.	4,167
135,000	USD	6/20/2007	Agreement with Goldman Sachs & Co., dated 4/30/07 to receive 2.50% times notional amount. The Fund makes payment only upon a default event of Beazer Homes.	(406)
300,000	EUR	6/20/2012	Agreement with Lehman Brothers, dated 5/03/07 to receive 2.05% times notional amount. The Fund makes payment only upon a default event iTraxx Xover.	6,791
405,000	USD	4/20/2011	Agreement with Credit Suisse Securities LLC, dated 3/31/2007 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of CSS NAFTO CDS.	(5,474)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration (Termination) Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
327,000	USD	6/20/2008	Agreement with Lehman Brothers, dated 4/02/07 to	$160
			receive 1.20% times notional amount. The Fund
			makes payment only upon a default event of
			Univision Communications.
460,000	USD	4/20/2012	Agreement with Barclay's Capital, dated 4/04/07 to pay 1.57% times notional amount. The Fund receives payment only upon a default event of BAC UA CDS.	(3,226)
460,000	USD	4/20/2012	Agreement with Morgan & Stanley, dated 4/04/07 to pay 1.575% times notional amount. The Fund receives payment only upon a default event of MOS UA CDS.	(2,920)
460,000	USD	4/20/2012	Agreement with UBS Investment Bank, dated 4/04/07 to pay 1.58% times notional amount. The Fund receives payment only upon a default event of UBS UA CDS.	(3,656)
Interest Rate Swaps
2,120,000	USD	2/6/2017	Agreement with Lehman Brothers, dated 2/05/07 to receive 3.00% times the notional amount and to pay 8% minus the USD-ISDA-Swap Rate 2 year and 10 year times the notional amount.	(47,926)
2,900,000	SEK	11/12/2012	Agreement with Morgan Stanley, dated 3/23/07 to receive the notional amount multiplied by 4.1825% and to pay the notional amount multiplied by the Floating Rate MOS SEC REC.	(43,551)
43,650,000	RUB	2/18/2013	Agreement with Morgan Stanley, dated 2/22/07 to receive the notional amount multiplied by 7.75% and to pay the notional amount multiplied by the 3 Month Floating Rate USD LIBOR-BBA.	17,084
505,000	TRY	2/27/2012	Agreement with Credit Suisse Securities LLC, dated 2/26/07 to receive the notional amount multiplied by 16.75% and to pay the notional amount multiplied by the 3 Month Floating Rate LIBOR-BBA.	28,886
930,000	BRL	1/2/2015	Agreement with J. Aron & Co., dated 2/08/07 to receive the notional amount multiplied by 12..89% and to pay the notional amount multiplied by the BRR-CDI-Compounded Index.	48,446
2,030,000	BRL	1/2/2015	Agreement with J. Aron & Co., dated 2/07/07 to receive the notional amount multiplied by 12.26% and to pay the notional amount multiplied by the BRR-CDI-Compounded Index.	132,132
300,000	TRY	2/9/2012	Agreement with Credit Suisse Securities LLC, dated 2/09/07 to receive the notional amount multiplied by 17.30% and to pay the notional amount multiplied by 3 Month the Floating Rate LIBOR-BBA.	16,949
7,400,000	MXN	1/26/2017	Agreement with Banco Santander Central Hispano, S.A., dated 2/08/07 to receive the notional amount multiplied by 8.12% and to pay the notional amount multiplied by the Floating Rate MXN-TIIE-Banxico.	15,176
3,130,000	MXN	12/17/2026	Agreement with Credit Suisse Securities LLC, dated 1/11/07 to receive the notional amount multiplied by 8.30% and to pay the notional amount multiplied by the Floating Rate MXN-TIIE-Banxico.	5,854

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration (Termination) Date	Description	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps (continued)
310,000	TRY	2/6/2012	Agreement with Merrill Lynch & Co., dated 2/06/07	$(3,455)
			to receive the notional amount multiplied by 17.10%
			and to pay the notional amount multiplied by the
			3 Month Floating Rate LIBOR-BBA.
200,000	TRY	2/7/2012	Agreement with Credit Suisse Securities LLC, dated 2/07/07 to receive the notional amount multiplied by 17.25% and to pay the notional amount multiplied by the 3 Month Floating Rate LIBOR-BBA.	11,855
6.670,000	NOK	1/29/2010	Agreement with Barclay's Capital, dated 1/29/07 to receive the notional amount multiplied by 5.385% and to pay the notional amount multiplied by the NIBOR Index.	(14,267)
810,000	EUR	1/29/2010	Agreement with Barclay's Capital, dated 1/29/07 to pay the notional amount multiplied by 4.22% and to receive the notional amount multiplied by the EURIBOR Index.	12,615
1,210,000	BRL	1/2/2012	Agreement with JP Morgan Chase Bank, dated 9/19/06 to receive the notional amount multiplied by 13.91% and to pay the notional amount multiplied by the CDI.	70,594
52,000,000	HUF	7/4/2011	Agreement with Deutsche Bank Capital Corp., dated 6/26/06 to pay the notional amount multiplied by 8.44% and receive protection on hungary Forints.	7,319
1,300,000	MXN	9/16/2026	Agreement with J. Aron & Co., dated 10/11/06 to receive the notional amount multiplied by 9.33% and to pay the notional amount multiplied by the Floating Rate MXN-TIIE-FX Index.	14,139
3,070,000	MXN	8/27/2026	Agreement with Goldman Sachs & Co., dated 9/21/06 to receive the notional amount multiplied by 9.15% and to pay the notional amount multiplied by the Floating Rate MXN-TIIE-FX Index.	27,884
610,000	BRL	1/2/2012	Agreement with Goldman Sachs & Co., dated 9/20/06 to receive the notional amount multiplied by 14.05% and to pay the notional amount multiplied by the BRR-CDI-Compounded Index.	25,804
610,000	BRL	1/2/2012	Agreement with JP Morgan Chase Bank, dated 9/20/06 to receive the notional amount multiplied by 14.00% and to pay the notional amount multiplied by the CDI.	24,765
1,110,000	BRL	1/2/2014	Agreement with Goldman Sachs & Co., dated 12/8/06 to receive the notional amount multiplied by 12.92% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	89,572
330,000	BRL	1/2/2014	Agreement with Goldman Sachs & Co., dated 12/11/06 to receive the notional amount multiplied by 12.84% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	25,645
560,000	BRL	1/2/2014	Agreement with Goldman Sachs & Co., dated 12/12/06 to receive the notional amount multiplied by 12.87% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	44,097

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration (Termination) Date	Description	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps (continued)
1,110,000	BRL	1/4/2010	Agreement with Goldman Sachs & Co., dated	$28,409
			12/11/06 to receive the notional amount multiplied
			by 12.67% and to pay the notional amount multiplied
			by the Floating Rate BRR-CDI-Compounded index.
1,300,000	BRL	1/4/2010	Agreement with Goldman Sachs & Co., dated 12/13/06 to receive the notional amount multiplied by 12.61% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	30,538
730,000	BRL	1/2/2014	Agreement with Goldman Sachs & Co., dated 12/13/06 to receive the notional amount multiplied by 12.73% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	53,771
2,700,000	BRL	1/2/2012	Agreement with JP Morgan Chase, dated 12/28/06 to receive the notional amount multiplied by 12.38% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	107,354
2,700,000	BRL	1/2/2012	Agreement with Goldman Sachs & Co., dated 12/28/06 to receive the notional amount multiplied by 12.39% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	111,535
5,740,000	ZAR	6/23/2008	Agreement with JP Morgan, dated 6/21/06 to pay the notional amount multiplied by 8.29% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	7,548
10,600,000	TWD	6/27/2011	Agreement with Citigroup, dated 6/26/06 to pay the notional amount multiplied by 2.32% and to receive protection on Taiwan New Dollars.	(2,370)
11,000,000	MXN	2/5/2016	Agreement with J. Aron & Co., dated 2/17/06 to receive the notional amount multiplied by 8.70% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	45,573
2,600,000	MXN	8/17/2015	Agreement with JP Morgan, dated 8/30/05 to receive the notional amount multiplied by 9.76% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	26,974
1,570,000	MXN	8/31/2020	Agreement with J. Aron & Co., dated 9/20/05 to receive the notional amount multiplied by 9.41% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	15,956
4,700,000	MXN	8/26/2025	Agreement with J. Aron & Co, dated 9/21/05 to receive the notional amount multiplied by 9.51% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	57,141
3,120,000	MXN	8/28/2025	Agreement with J. Aron & Co, dated 9/22/05 to receive the notional amount multiplied by 9.50% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	37,731
1,100,000	MXN	3/5/2015	Agreement with Goldman Sachs, dated 3/17/05 to receive the notional amount multiplied by 10.85% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	17,248

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration (Termination) Date	Description	Net Unrealized Appreciation (Depreciation)
Interest Rate Swaps (continued)
80,000	PLN	3/24/2010	Agreement with Citigroup, dated 3/24/05 to receive	$391
			the notional amount multiplied by 5.52% and to pay
			the notional amount multiplied by the 6 month
			Floating Rate WIBO Index.
128,000	PLN	3/24/2010	Agreement with Citigroup, dated 3/25/05 to receive the notional amount multiplied by 5.55% and to pay the notional amount multiplied by the 6 month Floating Rate WIBO Index.	661
5,399,800	USD	5/13/2015	Agreement with Deutsche Bank, dated 5/13/05 to receive the notional amount multiplied by 5.46% and to pay the notional amount multiplied by the 6 Month Floating Rate LIBOR.	107,535
2,710,000	MXN	5/8/2015	Agreement with Goldman Sachs, dated 5/19/05 to receive the notional amount multiplied by 10.70% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	40,869
2,325,000	MXN	5/29/2015	Agreement with Goldman Sachs, dated 6/09/05 to receive the notional amount multiplied by 10.43% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	31,719
2,325,000	MXN	6/1/2015	Agreement with Goldman Sachs, dated 6/10/05 to receive the notional amount multiplied by 10.30% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	30,065
360,000	MXN	6/14/2015	Agreement with Goldman Sachs, dated 6/15/05 to receive the notional amount multiplied by 10.29% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	4,639
270,000	USD	6/23/2015	Agreement with Deutsche Bank, dated 6/23/05 to receive the notional amount multiplied by 5.25% and to pay the notional amount multiplied by the 6 Month Floating Rate LIBOR.	50,197
1,340,000	PLN	7/5/2010	Agreement with Lehman Brothers, dated 6/30/05 to receive the notional amount multiplied by 4.53% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	(8,823)
1,340,000	MXN	6/24/2015	Agreement with Goldman Sachs, dated 7/05/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	15,158
2,670,000	MXN	7/9/2015	Agreement with First Boston Corp., dated 7/21/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	31,363
2,650,000	MXN	7/9/2015	Agreement with Lehman Brothers, dated 7/21/05 to receive the notional amount multiplied by 9.99% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	30,074
Total Return Swaps
7	USD	10/9/2007	Agreement with Goldman Sachs & Co., dated 1/3/07 to pay the monthly return on the USD-LIBOR multiplied by the notional amount and to receive the total return of the NDDUBE Index.	12,656

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration (Termination) Date	Description	Net Unrealized Appreciation (Depreciation)
Total Return Swaps (continued)
4	CHF	6/14/2007	Agreement with Goldman Sachs & Co., dated	$0
			3/16/07 with respect to Swiss Market Index 07
			futures contracts where by the fund receives or
			makes payments based on the total return of the
			Swiss Market Index.
8,116	USD	5/4/2007	Agreement with Goldman Sachs & Co., dated 4/9/07 to pay the monthly return on the USD-LIBOR multiplied by the notional amount and to receive the total return on a custom basket of US equities.	17,005
10,360	EUR	10/9/2007	Agreement with Morgan Stanley, dated 4/10/07 where by the Fund receives or makes payments based on a custom basket of EUR equities.	31,863
5,469	GBP	10/4/2007	Agreement with Morgan Stanley, dated 4/10/07 where by the Fund receives or makes payments based on a custom basket of UK equities.	9,945
850,000	USD	9/4/2007	Agreement with Goldman & Sachs, dated 3/01/07 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA .15 Index multiplied by the notional amount if positive and to pay the absolute value of the spread if negative.	(597)
23	USD	10/9/2007	Agreement with Goldman Sachs & Co., dated 1/3/07 to pay the monthly return on the USD-LIBOR multiplied by the notional amount and to receive the total return of the MSCI US Market Index.	0
86	INR	5/03/2007	Agreement with Goldman Sachs, dated 4/05/07 with respect o INDF/NSE Nifty Index Futures contracts where by the Fund receives or makes payments based on the total return of the INDF/NSE Nifty Index.	(35,457)
118,474	JPY	5/7/2007	Agreement with Citibank, dated 4/06/07 to pay the monthly return of the JPY-LIBOR multiplied by the notional amount and to receive the total return on a custom basket of Japanese equities.	(13,458)
				$1,306,560
Balanced Fund
Credit Default Swaps
200,000	USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(2,189)
1,000,000	USD	3/20/2011	Agreement with Bank of America, dated 1/9/06 to pay 0.14% times the notional amount. The Fund receives payment only upon a default event of Citigroup, Inc.	(2,133)
1,000,000	USD	3/20/2011	Agreement with Goldman Sachs, dated 1/7/06 to pay 0.34% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Senior Unsecured Note.	(831)
1,000,000	USD	3/20/2011	Agreement with Bank of America, dated 1/10/06 to pay 0.12% times the notional amount. The Fund receives payment only upon a default event of Wells Fargo & Co. Note.	(2,313)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount		Expiration (Termination) Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps (continued)
1,000,000	USD	3/20/2011	Agreement with Goldman Sachs, dated 1/10/06 to	$(1,405)
			pay 0.14% times the notional amount. The Fund
			receives payment only upon a default event of Bank
			of America Corp. Senior Note.
1,000,000	USD	3/20/2011	Agreement with Barclays Bank PLC, dated 1/10/06 to pay 0.23% times the notional amount. The Fund receives payment only upon a default event of JP Morgan Senior Note.	(3,728)
1,000,000	USD	3/20/2011	Agreement with Bank of America, dated 1/11/06 to pay 0.13% times the notional amount. The Fund receives payment only upon a default event of Wachovia Corp. Senior Note.	(1,244)
1,100,000	USD	10/12/2052	Agreement with Goldman Sachs, dated 3/7/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBX Index NA.A.1.	7,067
200,000	USD	6/20/2013	Agreement with Bank of America, dated 5/26/06, to pay 1.03% times the notional amount. The Fund receives payment only upon a default event of Belo Corp.	(1,482)
180,000	USD	6/20/2016	Agreement with CSFB International, dated 8/9/06, to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	1
75,000	USD	9/20/2011	Agreement with Goldman Sachs International, dated 8/25/06, to pay 0.53% times the notional amount. The Fund receives payment only upon a default event United Mexican States.	(721)
30,000,000	USD	6/25/2007	Agreement with Lehman Brothers, dated 12/21/06 to pay the 7 year CMS Index and to receive the CMM current coupon yield.	12,652
180,000	USD	9/20/2014	Agreement with Bank of America, dated 11/11/06 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	2,131
160,000	USD	6/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/07 to pay 1.08% times the notional amount. The Fund makes payment only upon a default event of Brunswick Corporation Notes.	2,264
3.500,000	USD	10/14/2052	Agreement with Goldman Sachs, dated 3/27/07 to pay 0.10% times the notional amount. The Fund makes payment only upon a default event of CMBX.NA.AAA.1 Index.	(1,065)
				$7,004

BRL Brazilian Lira
CHF Swiss Franc
EUR Euro
GBP Great British Pound
HUF Hungarian Forint
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso

Notes to Financial Statements (Unaudited) (Continued)

NOK Norwegian Krone
PLN Polish Zloty
RUB Russian Ruble
SEK Swedish Krona
TRY Turkish Lira
TWD Taiwan New Dollars
USD United States Dollar
ZAR South African Rand

Structured Notes  The Strategic Income Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the High Yield Fund and the Balanced Fund's Core Bond Segment can buy "structured" notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Dollar Roll Transactions  The Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed security to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive the interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund. A Fund is compensated for agreeing to repurchase the security by the difference between the current sales price and the price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may be renewed over a period of several months with a different repurchaser or repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, a Fund may enter into a dollar roll transaction involving a security not then in the Fund's portfolio.

A Fund will segregate cash or other liquid securities in an amount sufficient to meet its obligations under dollar roll transactions or otherwise cover its obligations as permitted by applicable law. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. For example, if the counterparty were to become insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the market value of the securities sold by the Fund may decline below the repurchase price of those securities to be purchased.

For the six months ended April 30, 2007, the Strategic Income Fund earned $10,965 in interest income from dollar roll transactions.

Inflation-Indexed Bonds  The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon

Notes to Financial Statements (Unaudited) (Continued)

maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Allocation of Operating Activity   In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities
  The Global Fund invests a significant amount of its assets and each of the International Equity Fund and Focused International Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Notes to Financial Statements (Unaudited) (Continued)

3.  Management
Fees and Other
Transactions

Investment Management Fees
   Under agreements between the Trust and Massachusetts Mutual Life Insurance Company ("MassMutual") on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees monthly based upon each Fund's average daily net assets at the following annual rates:

Money Market Fund	0.35%
Short-Duration Bond Fund	0.40%
Inflation-Protected Bond Fund	0.48%
Core Bond Fund	0.48%
Diversified Bond Fund	0.50%
Strategic Income Fund	0.55%
High Yield Fund	0.50%
Balanced Fund	0.48%
Value Fund	0.50%
Enhanced Index Value Fund	0.50%
Enhanced Index Value Fund II	0.50%
Enhanced Index Core Equity Fund	0.50%
Main Street Fund	0.65%
Capital Appreciation Fund	0.65%
Core Growth Fund	0.55%
Enhanced Index Growth Fund	0.50%
Discovery Value Fund	0.80%
Small Capitalization Value Fund	0.70%
Main Street Small Cap Fund	0.58%
Small Company Opportunities Fund	0.58%
Global Fund	0.80%
International Equity Fund	0.85%
Focused International Fund	0.90%

MassMutual has entered into investment sub-advisory agreements with Babson Capital Management LLC ("Babson Capital") pursuant to which Babson Capital serves as certain Funds' sub-adviser providing day-to-day management of the Funds' investments. Babson Capital is a wholly-owned subsidiary of MassMutual Holding LLC, which is a controlled subsidiary of MassMutual. During the period, Babson Capital received a sub-advisory fee from MassMutual based upon each Fund's average daily net assets at the following annual rates:

Money Market Fund	0.05%
Short-Duration Bond Fund	0.08%
Inflation-Protected Bond Fund	0.08%
Core Bond Fund	0.10%
Diversified Bond Fund	0.10%
High Yield Fund	0.20%
Balanced Fund: Fixed income portion	0.09%
Balanced Fund: Equity portion*	0.30% on the first $50 million, 0.25% on the next $50 million, 0.20% on any excess over $100 million
Enhanced Index Value Fund*	0.30% on the first $50 million, 0.25% on the next $50 million, 0.20% on any excess over $100 million
Enhanced Index Value Fund II*	0.30% on the first $50 million, 0.25% on the next $50 million, 0.20% on any excess over $100 million
Enhanced Index Core Equity Fund*	0.30% on the first $50 million, 0.25% on the next $50 million, 0.20% on any excess over $100 million
Enhanced Index Growth Fund*	0.30% on the first $50 million, 0.25% on the next $50 million, 0.20% on any excess over $100 million

*  Sub-advisory fee based on Aggregate Assets. For purposes of these sub-advisory agreements, "Aggregate Assets" means the aggregate of (i) the average daily net assets of the Fund determined at the close of the New York Stock Exchange on each day that the Exchange is open for trading, and (ii) the average daily net assets of certain other funds or accounts of MassMutual or its affiliates, including other funds registered under the 1940 Act, for which Babson Capital provides investment advisory services, as agreed upon from time to time by MassMutual and Babson Capital, determined at the close of the Exchange on each day that the Exchange is open for trading.

Notes to Financial Statements (Unaudited) (Continued)

MassMutual has entered into investment sub-advisory agreements with its indirect subsidiary OppenheimerFunds, Inc. ("OFI") on behalf of certain funds. These agreements provide that OFI manage the investment and reinvestment of the assets of these funds. OFI received a fee based upon each Fund's average daily net assets at the following annual rates:

Capital Appreciation Fund	0.42% on the first $700 million, 0.40% on the next $300 million, 0.375% on any excess over $1 billion
Global Fund	0.58% of the first $475 million, 0.50% on the next $525 million, 0.45% on any excess over $1 billion

MassMutual has entered into investment sub-advisory agreements with OFI Institutional Asset Management, Inc. ("OFI Institutional"), a wholly-owned subsidiary of OFI, on behalf of certain funds. These agreements provide that OFI Institutional manage the investment and reinvestment of the assets of these funds. OFI Institutional received a fee based upon each Fund's average daily net assets at the following annual rates:

Strategic Income Fund	0.49% on the first $225 million, 0.32% on the next $275 million, 0.25% on any excess over $500 million
Value Fund Main Street Fund	0.23% 0.33% on the first $1 billion, 0.30% on any excess over $1 billion
Core Growth Fund	0.23%
Discovery Value Fund	0.40%
Small Capitalization Value Fund	0.40%
Main Street Small Cap Fund	0.40%
Small Company Opportunities Fund	0.40% on the first $1 billion 0.30% on any excess over $1 billion
International Equity Fund	0.50%

Prior to March 1, 2007, Babson Capital managed the investment and reinvestment of the assets of the Enhanced Index Value Fund, Enhanced Index Value Fund II, Enhanced Index Core Equity Fund, Enhanced Index Growth Fund and the equity portion of the Balanced Fund, and received fees equal to an annual rate of 0.25% of average daily net assets for each Fund.

Prior to March 1, 2007, OFI managed the investment and reinvestment of the assets of the Strategic Income Fund, Main Street Fund and International Equity Fund and received fees equal to the annual rates listed above for each Fund.

MassMutual has entered into an investment sub-advisory agreement with its indirect subsidiary Baring International Investment Limited ("Baring"). This agreement provides that Baring manage the investment and reinvestment of the assets of the Focused International Fund. Baring received an annual fee of 0.55% of the Fund's average daily net assets.

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees
   Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual received an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:

	Class A	Class L	Class Y	Class S	Class N
Money Market Fund	0.3266%	0.3266%	0.1766%	0.0766%	N/A
Short-Duration Bond Fund	0.3189%	0.3189%	0.1689%	0.1189%	0.3689%
Inflation-Protected Bond Fund	0.2808%	0.2808%	0.1308%	0.0308%	0.3308%
Core Bond Fund	0.2851%	0.2851%	0.1351%	0.0851%	0.3551%
Diversified Bond Fund	0.3660%	0.3760%	0.2160%	0.1660%	0.4160%
Strategic Income Fund	0.3400%	0.3400%	0.1900%	0.1400%	0.3900%
High Yield Fund	0.3443%	0.3443%	0.1943%	0.1443%	0.3943%
Balanced Fund	0.3968%	0.3968%	0.2468%	0.0868%	0.4568%
Value Fund	0.3158%	0.2758%	0.1658%	0.0658%	0.3758%
Enhanced Index Value Fund	0.3085%	0.3085%	0.1585%	0.0585%	0.3685%
Enhanced Index Value Fund II	0.3085%	0.3085%	0.1585%	0.0585%	0.3685%
Enhanced Index Core Equity Fund	0.2663%	0.2663%	0.1163%	0.0663%	0.3163%
Main Street Fund	0.3100%	0.3100%	0.1600%	0.1100%	0.3600%
Capital Appreciation Fund	0.3000%	0.3000%	0.1500%	0.1000%	0.3500%
Core Growth Fund	0.3571%	0.3571%	0.2071%	0.1571%	0.4071%
Enhanced Index Growth Fund	0.2144%	0.2144%	0.0644%	0.0144%	0.2644%
Discovery Value Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.4500%
Small Capitalization Value Fund	0.3150%	0.3150%	0.1650%	0.1150%	0.3650%
Main Street Small Cap Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%
Small Company Opportunities Fund	0.2971%	0.2971%	0.1971%	0.0971%	0.3971%
Global Fund	0.3600%	0.3600%	0.2100%	0.1800%	0.4100%
International Equity Fund	0.3192%	0.3192%	0.1692%	0.1392%	0.3692%
Focused International Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.4500%

Distribution and Service Fees  MML Distributors, LLC (the "Distributor") acts as distributor to each Fund. The Distributor is a majority owned subsidiary of MassMutual. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each fund pays an annual fee of 0.25% of the average daily net asset value of the Fund to: (i) the Distributor for services provided and expenses incurred by its connection with the distribution of Class A shares of the Fund; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each fund pays an annual fee of 0.50% of the average daily net asset value of the Fund as follows: 0.25% of the average daily net asset value of the Fund to the Distributor for services provided and expenses incurred by its connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of the Fund to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. In addition, OppenheimerFunds Distributor, Inc. (the "Sub-Distributor") acts as sub-distributor to each Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority owned subsidiary of MassMutual.

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers  Except as noted below, during the period, the fees and expenses of the following Funds were capped as follows. MassMutual has agreed to continue these caps through February 29, 2008.

	Class A	Class L	Class Y	Class S	Class N
Money Market Fund	0.7700%	0.5200%	0.5500%	0.4500%	N/A
Short-Duration Bond Fund	0.9200%	0.6700%	0.5900%	0.5400%	1.2200%
Core Bond Fund	0.9600%	0.7100%	0.6400%	0.5900%	1.2800%
Diversified Bond Fund	0.9900%	0.7500%	0.7400%	0.6900%	1.2900%
Strategic Income Fund	1.1600%	0.8900%	0.7600%	0.7100%	1.3800%
Balanced Fund	1.1600%	0.9100%	0.7600%	0.6000%	1.4700%
Enhanced Index Value Fund	1.0900%	0.8400%	0.6900%	0.5900%	1.4000%
Enhanced Index Value Fund II	1.0900%	0.8400%	0.6900%	0.5900%	1.4000%
Enhanced Index Core Equity Fund	1.0900%	0.8400%	0.6900%	0.5900%	1.4000%
Main Street Fund[1]	1.1600%	0.9100%	0.7600%	0.7100%	1.4600%
Capital Appreciation Fund	1.0900%	0.9700%	0.8200%	0.7100%	1.4600%
Core Growth Fund	1.2000%	0.9500%	0.8000%	0.7500%	1.5000%
Enhanced Index Growth Fund[2]	1.0544%	0.8044%	0.6544%	0.6044%	1.3544%
Discovery Value Fund	1.4000%	1.1500%	1.0000%	0.9300%	1.7000%
Small Capitalization Value Fund	1.3000%	1.0500%	0.9000%	0.8500%	1.6000%
Main Street Small Cap Fund	1.1400%	0.8900%	0.7900%	0.6900%	1.4900%
Small Company Opportunities Fund	1.1400%	0.8900%	0.7900%	0.6900%	1.4900%
Global Fund	1.4300%	1.1400%	1.0300%	0.8900%	1.5200%
International Equity Fund	1.5200%	1.2700%	1.1200%	1.0900%	1.8200%
Focused International Fund	1.5800%	1.3300%	1.1800%	1.1500%	1.8800%

1  From November 1, 2006 through February 28, 2007, the fees and expenses of the Main Street Fund were capped at 1.1600%, 0.9100%, 0.7600%, 0.6000% and 1.4600% for Class A, L, Y, S and N, respectively.

2  From November 1, 2006 through February 28, 2007, the fees and expenses of the Enhanced Index Growth Fund were capped at 1.0900%, 0.8400%, 0.6900%, 0.5900% and 1.4000% for Class A, L, Y, S and N, respectively.

For the Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, to allow each class of the Fund to maintain a 7-day yield of at least approximately 0.10%. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

Effective March 1, 2007, MassMutual agreed to voluntarily waive, through February 29, 2008, Administration fees for Classes A, L and N, as follows: 0.18% for the Money Market Fund, 0.07% for the Short-Duration Bond Fund, 0.08% for the Core Bond Fund, and 0.15% for the Diversified Bond Fund.

Other
   Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of each trustee who is not an officer of MassMutual is borne by the Funds.

The following table shows certain concentrations of principal shareholders of each Fund with record or beneficial ownership as of April 30, 2007. Investment activities of these shareholders could have a material effect on the respective Fund.

Fund	Shareholders Holding in Excess of 10% of Fund's Outstanding Shares ("Principal Shareholders")	Total % owned by Principal Shareholders	Total % Ownership by Related Party
Money Market	4	100.0%	100.0%
Short-Duration Bond Fund	4	60.6	100.0
Inflation-Protected Bond Fund	4	73.2	100.0
Core Bond Fund	4	85.7	100.0
Diversified Bond Fund	4	52.6	97.6
Strategic Income Fund	2	74.3	97.6
High Yield Fund	5	94.1	97.3

Notes to Financial Statements (Unaudited) (Continued)

Fund	Shareholders Holding in Excess of 10% of Fund's Outstanding Shares ("Principal Shareholders")	Total % owned by Principal Shareholders	Total % Ownership by Related Party
Balanced Fund	1	93.9%	99.3%
Value Fund	2	95.1	100.0
Enhanced Index Value Fund	3	51.5	95.9
Enhanced Index Value Fund II	1	95.1	100.0
Enhanced Index Core Equity Fund	2	88.5	97.1
Main Street Fund	2	95.9	100.0
Capital Appreciation Fund	2	91.6	100.0
Core Growth Fund	4	90.1	100.0
Enhanced Index Growth Fund	4	60.6	100.0
Discovery Value Fund	4	97.5	98.4
Small Capitalization Value Fund	2	92.9	99.1
Main Street Small Cap Fund	5	85.1	100.0
Small Company Opportunities Fund	2	96.2	99.0
Global Fund	2	95.3	100.0
International Equity Fund	1	79.4	100.0
Focused International Fund	4	89.5	90.9

4.  Purchases and Sales of Investments
   Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the six months ended April 30, 2007, were as follows:

		Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases	Short-Duration Bond Fund	$385,522,262	$29,647,194
	Inflation-Protected Bond Fund	91,962,686	-
	Core Bond Fund	2,378,261,522	164,433,179
	Diversified Bond Fund	736,933,996	54,623,666
	Strategic Income Fund	149,019,250	102,229,697
	High Yield Fund	-	127,092,720
	Balanced Fund	82,243,611	103,948,465
	Value Fund	-	346,918,203
	Enhanced Index Value Fund	-	418,036,985
	Enhanced Index Value Fund II	-	99,677,599
	Enhanced Index Core Equity Fund	-	52,477,805
	Main Street Fund	-	192,708,079
	Capital Appreciation Fund	-	270,104,638
	Core Growth Fund	-	25,775,847
	Enhanced Index Growth Fund	-	254,875,904
	Discovery Value Fund	-	20,138,754
	Small Capitalization Value Fund	-	54,082,603
	Small Company Opportunities Fund	-	252,517,609
	Global Fund	-	61,629,691
	International Equity Fund	-	209,917,164
	Focused International Fund	-	35,431,826
	Main Street Small Cap Fund	-	128,631,943

Notes to Financial Statements (Unaudited) (Continued)

		Long-Term U.S. Government Securities	Other Long-Term Securities
Sales	Short-Duration Bond Fund	$354,468,382	$43,829,994
	Inflation-Protected Bond Fund	12,877,181	-
	Core Bond Fund	2,320,892,186	178,574,097
	Diversified Bond Fund	762,793,458	58,873,653
	Strategic Income Fund	84,710,848	62,535,167
	High Yield Fund	-	75,398,859
	Balanced Fund	76,180,702	116,559,722
	Value Fund	-	367,832,468
	Enhanced Index Value Fund	-	187,291,867
	Enhanced Index Value Fund II	-	132,621,545
	Enhanced Index Core Equity Fund	-	41,944,715
	Main Street Fund	-	215,089,667
	Capital Appreciation Fund	-	223,378,582
	Core Growth Fund	-	36,710,185
	Enhanced Index Growth Fund	-	112,409,455
	Discovery Value Fund	-	9,530,417
	Small Capitalization Value Fund	-	65,599,124
	Small Company Opportunities Fund	-	491,662,473
	Global Fund	-	125,970,848
	International Equity Fund	-	250,825,661
	Focused International Fund	-	12,676,960
Main Street Small Cap Fund	-		41,526,455

5.  Capital Share Transactions
   The Funds are authorized to issue an unlimited number of shares, with no par value in each class of shares. Changes in shares outstanding for each Fund are as follows:

	Class A
	Six months ended April 30, 2007		Year ended October 31, 2006
	Shares	Amount	Shares	Amount
Money Market Fund
Sold	1,223,392,499	$1,223,392,499	1,917,143,361	$1,917,143,361
Issued as reinvestment of dividends	5,211,017	5,211,192	5,448,602	5,448,601
Redeemed	(1,149,387,260)	(1,149,387,257)	(1,824,942,911)	(1,824,942,911)
Net increase (decrease)	79,216,256	$79,216,434	97,649,052	$97,649,051
Short-Duration Bond Fund
Sold	1,319,570	$13,290,020	2,428,042	$24,484,094
Issued as reinvestment of dividends	308,187	3,051,054	263,635	2,607,347
Redeemed	(1,658,827)	(16,633,307)	(1,854,941)	(18,594,192)
Net increase (decrease)	(31,070)	$(292,233)	836,736	$8,497,249
Inflation-Protected Bond Fund
Sold	503,684	$5,015,628	1,204,036	$12,196,569
Issued as reinvestment of dividends	72,341	708,223	84,103	848,597
Redeemed	(205,167)	(2,033,240)	(788,050)	(7,936,434)
Net increase (decrease)	370,858	$3,690,611	500,089	$5,108,732
Core Bond Fund
Sold	2,720,142	$29,075,446	6,402,565	$68,084,376
Issued as reinvestment of dividends	810,940	8,522,974	953,804	10,072,166
Redeemed	(5,243,618)	(56,021,086)	(9,392,288)	(99,866,083)
Net increase (decrease)	(1,712,536)	$(18,422,666)	(2,035,919)	$(21,709,541)
Diversified Bond Fund
Sold	812,203	$8,669,557	995,395	$10,519,967
Issued as reinvestment of dividends	138,636	1,455,684	118,662	1,245,943
Redeemed	(938,795)	(9,970,921)	(1,543,767)	(16,306,121)
Net increase (decrease)	12,044	$154,320	(429,710)	$(4,540,211)

Notes to Financial Statements (Unaudited) (Continued)

	Class A
	Six months ended April 30, 2007		Year ended October 31, 2006
	Shares	Amount	Shares	Amount
Strategic Income Fund
Sold	1,194,954	$12,264,707	1,257,800	$12,527,090
Issued as reinvestment of dividends	60,577	611,826	27,314	266,586
Redeemed	(250,368)	(2,581,430)	(308,362)	(3,060,121)
Net increase (decrease)	1,005,163	$10,295,103	976,752	$9,733,555
High Yield Fund
Sold	1,100,980	$11,863,602	1,102,032	$11,541,462
Issued as reinvestment of dividends	102,129	1,069,289	48,857	490,043
Redeemed	(234,930)	(2,524,897)	(217,846)	(2,276,686)
Net increase (decrease)	968,179	$10,407,994	933,043	$9,754,819
Balanced Fund
Sold	266,807	$2,779,287	314,386	$3,075,624
Issued as reinvestment of dividends	20,961	216,529	17,898	170,929
Redeemed	(208,788)	(2,171,018)	(252,297)	(2,451,256)
Net increase (decrease)	78,980	$824,798	79,987	$795,297
Value Fund
Sold	324,713	$6,128,228	694,618	$12,088,274
Issued as reinvestment of dividends	75,675	1,383,335	18,609	315,421
Redeemed	(319,758)	(6,101,539)	(370,268)	(6,427,202)
Net increase (decrease)	80,630	$1,410,024	342,959	$5,976,493
Enhanced Index Value Fund
Sold	712,429	$9,634,651	549,806	$7,021,821
Issued as reinvestment of dividends	25,121	335,117	35,992	418,231
Redeemed	(204,644)	(2,757,102)	(360,334)	(4,537,657)
Net increase (decrease)	532,906	$7,212,666	225,464	$2,902,395
Enhanced Index Value Fund II
Sold	64,492	$695,027	111,350	$1,158,855
Issued as reinvestment of dividends	63,081	651,000	82,738	811,658
Redeemed	(177,897)	(1,935,245)	(149,163)	(1,570,782)
Net increase (decrease)	(50,324)	$(589,218)	44,925	$399,731
Enhanced Index Core Equity Fund
Sold	270,822	$3,479,930	211,854	$2,507,815
Issued as reinvestment of dividends	2,039	25,973	230	2,571
Redeemed	(57,389)	(737,756)	(27,774)	(317,015)
Net increase (decrease)	215,472	$2,768,147	184,310	$2,193,371
Main Street Fund
Sold	522,552	$6,001,513	912,245	$9,838,627
Issued as reinvestment of dividends	72,066	811,458	5,269	55,322
Redeemed	(227,467)	(2,603,809)	(219,427)	(2,362,992)
Net increase (decrease)	367,151	$4,209,162	698,087	$7,530,957
Capital Appreciation Fund
Sold	3,861,120	$44,106,328	9,255,503	$98,246,075
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(5,104,584)	(58,199,104)	(9,592,653)	(101,496,458)
Net increase (decrease)	(1,243,464)	$(14,092,776)	(337,150)	$(3,250,383)
Core Growth Fund
Sold	42,376	$410,385	38,018	$351,327
Issued as reinvestment of dividends	-	-	58	537
Redeemed	(3,263)	(31,350)	(12,630)	(118,301)
Net increase (decrease)	39,113	$379,035	25,446	$233,563
Enhanced Index Growth Fund
Sold	142,540	$1,351,175	305,607	$2,697,402
Issued as reinvestment of dividends	296	2,754	439	3,795
Redeemed	(14,877)	(141,500)	(156,011)	(1,372,870)
Net increase (decrease)	127,959	$1,212,429	150,035	$1,328,327

Notes to Financial Statements (Unaudited) (Continued)

	Class A
	Six months ended April 30, 2007		Year ended October 31, 2006
	Shares	Amount	Shares	Amount
Discovery Value Fund*
Sold	588,079	$6,996,013	13,644	$141,276
Issued as reinvestment of dividends	565	6,315	-	-
Redeemed	(27,237)	(324,871)	(3)	(36)
Net increase (decrease)	561,407	$6,677,457	13,641	$141,240
Small Capitalization Value Fund
Sold	97,941	$1,531,818	326,292	$5,048,672
Issued as reinvestment of dividends	21,849	333,421	11,879	172,250
Redeemed	(88,274)	(1,378,981)	(283,624)	(4,472,897)
Net increase (decrease)	31,516	$486,258	54,547	$748,025
Main Street Small Cap Fund**
Sold	98,372	$1,095,148	10,000	$100,000
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(15,054)	(165,972)	-	-
Net increase (decrease)	83,318	$929,176	10,000	$100,000
Small Company Opportunities Fund
Sold	2,108,659	$27,695,542	5,171,565	$87,395,074
Issued as reinvestment of dividends	5,811,417	68,632,836	1,924,038	31,053,976
Redeemed	(6,630,950)	(91,738,912)	(17,628,889)	(296,265,813)
Net increase (decrease)	1,289,126	$4,589,466	(10,533,286)	$(177,816,763)
Global Fund
Sold	1,117,814	$14,345,554	2,774,673	$32,328,673
Issued as reinvestment of dividends	99,029	1,248,756	8,320	94,103
Redeemed	(613,223)	(7,884,936)	(845,976)	(9,948,491)
Net increase (decrease)	603,620	$7,709,374	1,937,017	$22,474,285
International Equity Fund
Sold	1,765,077	$28,126,115	3,394,006	$45,325,565
Issued as reinvestment of dividends	52,677	825,977	36,395	453,478
Redeemed	(2,075,335)	(33,120,723)	(2,360,550)	(31,065,835)
Net increase (decrease)	(257,581)	$(4,168,631)	1,069,851	$14,713,208
Focused International Fund*
Sold	1,009,557	$13,756,921	323,884	$3,788,378
Issued as reinvestment of dividends	3,115	41,210	-	-
Redeemed	(75,266)	(1,016,941)	(19,822)	(236,326)
Net increase (decrease)	937,406	$12,781,190	304,062	$3,552,052
	Class L
	Six months ended April 30, 2007		Year ended October 31, 2006
	Shares	Amount	Shares	Amount
Money Market Fund
Sold	270,252,071	$270,252,081	418,281,906	$418,281,906
Issued as reinvestment of dividends	2,160,228	2,160,218	3,110,696	3,110,696
Redeemed	(262,979,579)	(262,979,579)	(403,480,400)	(403,480,400)
Net increase (decrease)	9,432,720	$9,432,720	17,912,202	$17,912,202
Short-Duration Bond Fund
Sold	2,246,099	$22,667,347	2,789,765	$28,143,267
Issued as reinvestment of dividends	676,518	6,704,299	800,680	7,926,728
Redeemed	(4,526,718)	(46,167,099)	(5,884,040)	(58,978,673)
Net increase (decrease)	(1,604,101)	$(16,795,453)	(2,293,595)	$(22,908,678)
Inflation-Protected Bond Fund
Sold	5,464,087	$53,520,541	240,507	$2,443,323
Issued as reinvestment of dividends	18,231	179,760	25,953	263,691
Redeemed	(220,942)	(2,205,112)	(227,624)	(2,278,459)
Net increase (decrease)	5,261,376	$51,495,189	38,836	$428,555

Notes to Financial Statements (Unaudited) (Continued)

	Class L
	Six months ended April 30, 2007		Year ended October 31, 2006
	Shares	Amount	Shares	Amount
Core Bond Fund
Sold	8,634,906	$92,921,113	14,037,630	$149,170,747
Issued as reinvestment of dividends	1,653,976	17,465,981	1,663,256	17,647,143
Redeemed	(14,502,102)	(156,029,880)	(12,084,168)	(128,389,439)
Net increase (decrease)	(4,213,220)	$(45,642,786)	3,616,718	$38,428,451
Diversified Bond Fund
Sold	3,720,497	$39,779,256	12,527,346	$130,224,107
Issued as reinvestment of dividends	903,796	9,426,596	522,890	5,453,736
Redeemed	(8,718,857)	(92,939,631)	(4,066,057)	(42,628,040)
Net increase (decrease)	(4,094,564)	$(43,733,779)	8,984,179	$93,049,803
Strategic Income Fund
Sold	9,744,965	$100,292,011	6,202,602	$61,977,882
Issued as reinvestment of dividends	743,784	7,564,286	925,895	9,083,027
Redeemed	(3,960,589)	(41,016,420)	(10,584,148)	(104,979,322)
Net increase (decrease)	6,528,160	$66,839,877	(3,455,651)	$(33,918,413)
High Yield Fund
Sold	204,606	$2,210,476	239,460	$2,519,293
Issued as reinvestment of dividends	18,227	191,200	5,682	57,107
Redeemed	(37,169)	(401,515)	(48,764)	(509,327)
Net increase (decrease)	185,664	$2,000,161	196,378	$2,067,073
Balanced Fund
Sold	13,731	$144,503	30,745	$303,495
Issued as reinvestment of dividends	4,997	52,167	4,928	47,560
Redeemed	(8,970)	(94,085)	(47,151)	(462,761)
Net increase (decrease)	9,758	$102,585	(11,478)	$(111,706)
Value Fund
Sold	829,487	$15,951,910	951,924	$16,735,314
Issued as reinvestment of dividends	253,598	4,645,904	143,658	2,437,891
Redeemed	(1,146,982)	(21,825,292)	(4,157,668)	(71,665,595)
Net increase (decrease)	(63,897)	$(1,227,478)	(3,062,086)	$(52,492,390)
Enhanced Index Value Fund
Sold	6,863,131	$93,127,002	1,082,258	$13,982,403
Issued as reinvestment of dividends	58,372	781,601	15,552	181,329
Redeemed	(367,422)	(4,949,463)	(100,961)	(1,263,737)
Net increase (decrease)	6,554,081	$88,959,140	996,849	$12,899,995
Enhanced Index Value Fund II
Sold	229,746	$2,690,537	12,075	$127,193
Issued as reinvestment of dividends	209,338	2,158,272	363,996	3,567,168
Redeemed	(1,672,899)	(17,368,727)	(892,778)	(9,061,225)
Net increase (decrease)	(1,233,815)	$(12,519,918)	(516,707)	$(5,366,864)
Enhanced Index Core Equity Fund
Sold	5,161	$67,100	4,442	$50,407
Issued as reinvestment of dividends	455	5,809	614	6,867
Redeemed	-	-	(9,407)	(112,583)
Net increase (decrease)	5,616	$72,909	(4,351)	$(55,309)
Main Street Fund
Sold	992,691	$11,470,398	1,921,606	$20,926,910
Issued as reinvestment of dividends	506,627	5,729,950	103,322	1,087,984
Redeemed	(2,114,858)	(24,636,567)	(2,562,631)	(27,747,413)
Net increase (decrease)	(615,540)	$(7,436,219)	(537,703)	$(5,732,519)
Capital Appreciation Fund
Sold	2,472,320	$28,458,283	1,659,574	$17,345,543
Issued as reinvestment of dividends	-	-	4,457	46,973
Redeemed	(591,443)	(6,766,361)	(547,220)	(5,778,064)
Net increase (decrease)	1,880,877	$21,691,922	1,116,811	$11,614,452

Notes to Financial Statements (Unaudited) (Continued)

	Class L
	Six months ended April 30, 2007		Year ended October 31, 2006
	Shares	Amount	Shares	Amount
Core Growth Fund
Sold	3,077,515	$29,421,700	349	$3,209
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(665,714)	(6,529,230)	(16)	(151)
Net increase (decrease)	2,411,801	$22,892,470	333	$3,058
Enhanced Index Growth Fund
Sold	5,797,647	$55,546,645	1,056,197	$9,462,509
Issued as reinvestment of dividends	3,200	29,926	1	-
Redeemed	(268,914)	(2,557,118)	(167,232)	(1,506,763)
Net increase (decrease)	5,531,933	$53,019,453	888,966	$7,955,746
Discovery Value Fund*
Sold	1	$10	10,010	$100,100
Issued as reinvestment of dividends	1	10	-	-
Redeemed	-	-	-	-
Net increase (decrease)	2	$20	10,010	$100,100
Small Capitalization Value Fund
Sold	230	$3,819	231,332	$3,714,011
Issued as reinvestment of dividends	1,324	20,368	4,298	62,527
Redeemed	(13)	(207)	(338,314)	(5,385,684)
Net increase (decrease)	1,541	$23,980	(102,684)	$(1,609,146)
Main Street Small Cap Fund**
Sold	4,160,267	$44,808,960	10,000	$100,000
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(312,694)	(3,497,225)	-	-
Net increase (decrease)	3,847,573	$41,311,735	10,000	$100,000
Small Company Opportunities Fund
Sold	452,444	$6,423,263	835,248	$14,007,390
Issued as reinvestment of dividends	1,832,282	21,822,478	463,043	7,501,294
Redeemed	(5,981,953)	(75,566,339)	(2,193,876)	(36,947,615)
Net increase (decrease)	(3,697,227)	$(47,320,598)	(895,585)	$(15,438,931)
Global Fund
Sold	3,136,434	$40,467,814	7,097,374	$83,383,518
Issued as reinvestment of dividends	839,456	10,652,705	150,876	1,713,956
Redeemed	(5,094,033)	(65,943,469)	(7,166,162)	(83,711,393)
Net increase (decrease)	(1,118,143)	$(14,822,950)	82,088	$1,386,081
International Equity Fund
Sold	1,143,770	$18,711,539	1,694,642	$22,476,343
Issued as reinvestment of dividends	56,014	886,145	184,701	2,314,307
Redeemed	(3,019,113)	(48,169,052)	(12,901,024)	(171,642,339)
Net increase (decrease)	(1,819,329)	$(28,571,368)	(11,021,681)	$(146,851,689)
Focused International Fund*
Sold	220,946	$2,915,800	788,743	$9,651,381
Issued as reinvestment of dividends	6,341	84,019	-	-
Redeemed	(124,408)	(1,653,098)	(11,510)	(142,857)
Net increase (decrease)	102,879	$1,346,721	777,233	$9,508,524
	Class Y
	Six months ended April 30, 2007		Year ended October 31, 2006
	Shares	Amount	Shares	Amount
Money Market Fund
Sold	653,288,469	$653,288,495	1,177,545,318	$1,177,545,318
Issued as reinvestment of dividends	3,724,039	3,724,013	3,725,142	3,725,142
Redeemed	(589,832,701)	(589,832,698)	(1,146,339,770)	(1,146,339,769)
Net increase (decrease)	67,179,807	$67,179,810	34,930,690	$34,930,691

Notes to Financial Statements (Unaudited) (Continued)

	Class Y
	Six months ended April 30, 2007		Year ended October 31, 2006
	Shares	Amount	Shares	Amount
Short-Duration Bond Fund
Sold	5,357,837	$54,117,578	2,658,391	$26,942,152
Issued as reinvestment of dividends	374,842	3,725,918	298,487	2,963,980
Redeemed	(1,237,460)	(12,487,525)	(1,799,822)	(18,193,260)
Net increase (decrease)	4,495,219	$45,355,971	1,157,056	$11,712,872
Inflation-Protected Bond Fund
Sold	870,103	$8,685,986	2,289,433	$23,674,394
Issued as reinvestment of dividends	308,661	3,046,491	459,012	4,668,145
Redeemed	(1,223,061)	(12,191,010)	(2,012,815)	(20,365,664)
Net increase (decrease)	(44,297)	$(458,533)	735,630	$7,976,875
Core Bond Fund
Sold	5,850,277	$62,948,611	4,846,914	$52,165,525
Issued as reinvestment of dividends	951,779	10,079,342	879,007	9,352,639
Redeemed	(2,683,358)	(28,719,267)	(5,871,686)	(63,498,341)
Net increase (decrease)	4,118,698	$44,308,686	(145,765)	$(1,980,177)
Diversified Bond Fund
Sold	726,322	$7,713,665	246,952	$2,626,955
Issued as reinvestment of dividends	48,038	503,437	38,341	401,819
Redeemed	(59,107)	(632,092)	(211,769)	(2,231,233)
Net increase (decrease)	715,253	$7,585,010	73,524	$797,541
Strategic Income Fund
Sold	175,888	$1,823,291	189,358	$1,864,843
Issued as reinvestment of dividends	21,546	219,339	47,285	463,395
Redeemed	(94,163)	(978,330)	(759,719)	(7,721,038)
Net increase (decrease)	103,271	$1,064,300	(523,076)	$(5,392,800)
High Yield Fund
Sold	2,763,744	$30,182,065	1,881,274	$19,820,162
Issued as reinvestment of dividends	529,541	5,576,071	439,566	4,426,433
Redeemed	(586,516)	(6,370,545)	(1,045,272)	(10,957,945)
Net increase (decrease)	2,706,769	$29,387,591	1,275,568	$13,288,650
Balanced Fund
Sold	21,971	$239,800	30,852	$316,466
Issued as reinvestment of dividends	5,009	53,948	4,758	47,299
Redeemed	(7,331)	(80,072)	(33,941)	(348,860)
Net increase (decrease)	19,649	$213,676	1,669	$14,905
Value Fund
Sold	41,234	$784,711	45,904	$811,186
Issued as reinvestment of dividends	12,498	228,848	4,150	70,426
Redeemed	(15,370)	(286,506)	(55,686)	(975,738)
Net increase (decrease)	38,362	$727,053	(5,632)	$(94,126)
Enhanced Index Value Fund
Sold	2,786,108	$38,090,280	1,976,868	$24,759,653
Issued as reinvestment of dividends	431,583	5,791,845	590,989	6,896,846
Redeemed	(1,052,569)	(14,224,556)	(920,356)	(11,526,096)
Net increase (decrease)	2,165,122	$29,657,569	1,647,501	$20,130,403
Enhanced Index Value Fund II
Sold	23,189	$250,247	27,867	$298,860
Issued as reinvestment of dividends	19,869	204,847	22,306	218,603
Redeemed	(13,832)	(142,592)	(43,525)	(458,685)
Net increase (decrease)	29,226	$312,502	6,648	$58,778
Enhanced Index Core Equity Fund
Sold	683,623	$8,676,960	412,166	$4,837,744
Issued as reinvestment of dividends	35,058	448,038	35,179	393,654
Redeemed	(93,721)	(1,210,639)	(177,875)	(2,052,679)
Net increase (decrease)	624,960	$7,914,359	269,470	$3,178,719

Notes to Financial Statements (Unaudited) (Continued)

	Class Y
	Six months ended April 30, 2007		Year ended October 31, 2006
	Shares	Amount	Shares	Amount
Main Street Fund
Sold	542,835	$6,524,531	-	$-
Issued as reinvestment of dividends	33,657	379,319	-	1
Redeemed	(11,092)	(127,449)	-	-
Net increase (decrease)	565,400	$6,776,401	-	$1
Capital Appreciation Fund
Sold	412,221	$4,709,922	2,168,052	$23,095,949
Issued as reinvestment of dividends	-	-	14,147	149,106
Redeemed	(318,100)	(3,633,097)	(399,080)	(4,200,068)
Net increase (decrease)	94,121	$1,076,825	1,783,119	$19,044,987
Core Growth Fund
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	1
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	-	$1
Enhanced Index Growth Fund
Sold	1,674,348	$16,088,144	2,156,346	$18,509,901
Issued as reinvestment of dividends	24,984	234,096	16,646	144,650
Redeemed	(239,735)	(2,285,300)	(502,419)	(4,377,960)
Net increase (decrease)	1,459,597	$14,036,940	1,670,573	$14,276,591
Discovery Value Fund*
Sold	279,308	$3,383,125	10,010	$100,100
Issued as reinvestment of dividends	1	10	-	-
Redeemed	(2,676)	(32,556)	-	-
Net increase (decrease)	276,633	$3,350,579	10,010	$100,100
Small Capitalization Value Fund
Sold	2,817	$44,326	138,321	$2,148,560
Issued as reinvestment of dividends	11,011	169,577	1,311	19,091
Redeemed	(6,075)	(93,599)	(61,099)	(953,714)
Net increase (decrease)	7,753	$120,304	78,533	$1,213,937
Main Street Small Cap Fund**
Sold	9	$125	10,000	$100,000
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(10,000)	(107,900)	-	-
Net increase (decrease)	(9,991)	$(107,775)	10,000	$100,000
Small Company Opportunities Fund
Sold	48,368	$630,064	183,306	$3,037,667
Issued as reinvestment of dividends	184,015	2,198,973	66,627	1,080,685
Redeemed	(15,098)	(209,140)	(733,886)	(12,173,177)
Net increase (decrease)	217,285	$2,619,897	(483,953)	$(8,054,825)
Global Fund
Sold	738,788	$9,631,173	168,480	$1,981,741
Issued as reinvestment of dividends	41,019	518,881	2,492	28,261
Redeemed	(434,417)	(5,517,849)	(87,042)	(999,269)
Net increase (decrease)	345,390	$4,632,205	83,930	$1,010,733
International Equity Fund
Sold	785,801	$12,840,360	1,448,459	$19,574,759
Issued as reinvestment of dividends	57,573	915,987	52,384	661,608
Redeemed	(1,192,669)	(19,602,960)	(1,561,551)	(20,679,591)
Net increase (decrease)	(349,295)	$(5,846,613)	(60,708)	$(443,224)
Focused International Fund*
Sold	20,610	$280,097	14,356	$150,393
Issued as reinvestment of dividends	80	1,059	-	-
Redeemed	(4,050)	(54,498)	(2)	(29)
Net increase (decrease)	16,640	$226,658	14,354	$150,364

Notes to Financial Statements (Unaudited) (Continued)

	Class S
	Six months ended April 30, 2007		Year ended October 31, 2006
	Shares	Amount	Shares	Amount
Money Market Fund
Sold	482,607,540	$482,607,539	732,659,346	$732,659,346
Issued as reinvestment of dividends	6,087,553	6,087,553	9,617,277	9,617,277
Redeemed	(465,599,984)	(465,599,983)	(707,207,028)	(707,207,027)
Net increase (decrease)	23,095,109	$23,095,109	35,069,595	$35,069,596
Short-Duration Bond Fund
Sold	4,255,503	$43,579,869	6,199,406	$63,298,645
Issued as reinvestment of dividends	898,875	8,988,755	717,579	7,168,614
Redeemed	(2,830,405)	(28,684,065)	(4,311,206)	(43,827,431)
Net increase (decrease)	2,323,973	$23,884,559	2,605,779	$26,639,828
Inflation-Protected Bond Fund
Sold	3,817,492	$38,431,145	7,933,785	$81,755,889
Issued as reinvestment of dividends	781,958	7,725,749	836,641	8,517,001
Redeemed	(1,804,764)	(18,003,155)	(2,933,393)	(29,689,495)
Net increase (decrease)	2,794,686	$28,153,739	5,837,033	$60,583,395
Core Bond Fund
Sold	13,867,415	$150,588,375	24,632,512	$266,516,515
Issued as reinvestment of dividends	3,635,292	38,715,861	3,690,697	39,453,555
Redeemed	(26,427,415)	(285,832,522)	(25,338,258)	(272,403,701)
Net increase (decrease)	(8,924,708)	$(96,528,286)	2,984,951	$33,566,369
Diversified Bond Fund
Sold	2,637,710	$28,031,706	5,869,273	$62,403,682
Issued as reinvestment of dividends	676,434	7,109,321	533,992	5,612,248
Redeemed	(3,452,267)	(37,135,412)	(1,727,508)	(18,246,765)
Net increase (decrease)	(138,123)	$(1,994,385)	4,675,757	$49,769,165
Strategic Income Fund
Sold	4,411,196	$46,097,129	62,948	$625,200
Issued as reinvestment of dividends	131,720	1,338,271	-	4
Redeemed	(283,739)	(2,905,877)	-	-
Net increase (decrease)	4,259,177	$44,529,523	62,948	$625,204
High Yield Fund
Sold	751,663	$8,084,254	782,490	$8,212,821
Issued as reinvestment of dividends	199,871	2,102,639	177,290	1,783,537
Redeemed	(133,047)	(1,441,562)	(280,988)	(2,946,012)
Net increase (decrease)	818,487	$8,745,331	678,792	$7,050,346
Balanced Fund
Sold	1,665,354	$17,594,942	3,926,831	$38,850,232
Issued as reinvestment of dividends	513,133	5,362,244	639,856	6,174,607
Redeemed	(3,962,566)	(41,841,971)	(8,956,843)	(88,598,560)
Net increase (decrease)	(1,784,079)	$(18,884,785)	(4,390,156)	$(43,573,721)
Value Fund
Sold	1,539,917	$28,626,016	592,760	$10,573,300
Issued as reinvestment of dividends	1,256,591	23,008,180	537,207	9,111,035
Redeemed	(2,114,930)	(40,120,885)	(4,740,546)	(82,612,763)
Net increase (decrease)	681,578	$11,513,311	(3,610,579)	$(62,928,428)
Enhanced Index Value Fund
Sold	8,536,769	$116,968,915	8,600	$116,781
Issued as reinvestment of dividends	199,077	2,683,556	1	10
Redeemed	(505,430)	(6,872,978)	-	-
Net increase (decrease)	8,230,416	$112,779,493	8,601	$116,791
Enhanced Index Value Fund II
Sold	172,736	$1,850,187	364,739	$3,935,609
Issued as reinvestment of dividends	2,018,896	20,814,819	2,751,011	26,959,908
Redeemed	(1,935,534)	(20,545,311)	(2,863,358)	(30,111,661)
Net increase (decrease)	256,098	$2,119,695	252,392	$783,856

Notes to Financial Statements (Unaudited) (Continued)

	Class S
	Six months ended April 30, 2007		Year ended October 31, 2006
	Shares	Amount	Shares	Amount
Enhanced Index Core Equity Fund
Sold	-	$-	6,185	$71,380
Issued as reinvestment of dividends	69	885	-	1
Redeemed	-	-	-	-
Net increase (decrease)	69	$885	6,185	$71,381
Main Street Fund
Sold	2,408,716	$27,891,672	5,024,243	$54,867,946
Issued as reinvestment of dividends	1,272,291	14,402,330	283,221	2,985,155
Redeemed	(4,324,321)	(49,967,686)	(6,696,280)	(72,739,853)
Net increase (decrease)	(643,314)	$(7,673,684)	(1,388,816)	$(14,886,752)
Capital Appreciation Fund
Sold	7,184,083	$82,327,431	10,716,496	$114,136,288
Issued as reinvestment of dividends	-	-	172,557	1,822,199
Redeemed	(5,644,808)	(65,030,982)	(9,550,950)	(101,064,522)
Net increase (decrease)	1,539,275	$17,296,449	1,338,103	$14,893,965
Core Growth Fund
Sold	852,051	$8,356,780	2,116,547	$19,229,914
Issued as reinvestment of dividends	-	-	52,877	494,400
Redeemed	(4,345,358)	(41,557,353)	(3,301,860)	(28,838,443)
Net increase (decrease)	(3,493,307)	$(33,200,573)	(1,132,436)	$(9,114,129)
Enhanced Index Growth Fund
Sold	8,172,071	$77,152,929	22,948	$208,981
Issued as reinvestment of dividends	5,884	55,016	-	1
Redeemed	(248,536)	(2,321,500)	-	-
Net increase (decrease)	7,929,419	$74,886,445	22,948	$208,982
Discovery Value Fund*
Sold	253,994	$3,027,945	1,033,546	$10,406,555
Issued as reinvestment of dividends	8,501	95,211	-	-
Redeemed	(25,701)	(302,075)	(8,508)	(90,583)
Net increase (decrease)	236,794	$2,821,081	1,025,038	$10,315,972
Small Capitalization Value Fund
Sold	688,246	$10,933,394	2,125,175	$33,656,190
Issued as reinvestment of dividends	617,163	9,516,653	233,339	3,404,419
Redeemed	(1,609,977)	(25,447,397)	(2,254,139)	(35,237,525)
Net increase (decrease)	(304,568)	$(4,997,350)	104,375	$1,823,084
Main Street Small Cap Fund**
Sold	5,197,093	$56,454,135	960,000	$9,600,000
Issued as reinvestment of dividends	6,731	72,421	-	-
Redeemed	(1,019,080)	(11,007,768)	-	-
Net increase (decrease)	4,184,744	$45,518,788	960,000	$9,600,000
Small Company Opportunities Fund
Sold	1,687,450	$22,311,307	4,468,287	$75,620,572
Issued as reinvestment of dividends	7,013,301	84,089,474	1,856,345	30,147,038
Redeemed	(8,591,922)	(130,508,448)	(8,927,046)	(150,107,228)
Net increase (decrease)	108,829	$(24,107,667)	(2,602,414)	$(44,339,618)
Global Fund
Sold	3,972,201	$51,435,748	11,462,411	$134,858,150
Issued as reinvestment of dividends	1,296,277	16,475,691	278,811	3,170,084
Redeemed	(8,921,309)	(115,532,213)	(12,000,066)	(140,512,923)
Net increase (decrease)	(3,652,831)	$(47,620,774)	(258,844)	$(2,484,689)
International Equity Fund
Sold	13,101,159	$212,214,460	21,607,734	$293,931,284
Issued as reinvestment of dividends	707,599	11,279,127	565,925	7,164,613
Redeemed	(13,739,909)	(222,698,562)	(19,237,738)	(258,684,647)
Net increase (decrease)	68,849	$795,025	2,935,921	$42,411,250

Notes to Financial Statements (Unaudited) (Continued)

	Class S
	Six months ended April 30, 2007		Year ended October 31, 2006
	Shares	Amount	Shares	Amount
Focused International Fund*
Sold	1,101,127	$14,778,098	486,073	$4,899,750
Issued as reinvestment of dividends	1,292	17,141	-	-
Redeemed	(310,102)	(4,168,160)	(1,533)	(17,358)
Net increase (decrease)	792,317	$10,627,079	484,540	$4,882,392
	Class N
	Six months ended April 30, 2007		Year ended October 31, 2006
	Shares	Amount	Shares	Amount
Money Market Fund
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	-	$-
Short-Duration Bond Fund
Sold	-	$-	-	$-
Issued as reinvestment of dividends	5	43	4	40
Redeemed	-	-	(12)	(115)
Net increase (decrease)	5	$43	(8)	$(75)
Inflation-Protected Bond Fund
Sold	7,750	$76,362	10,027	$100,276
Issued as reinvestment of dividends	349	3,450	31	321
Redeemed	(6,764)	(66,245)	(4)	(37)
Net increase (decrease)	1,335	$13,567	10,054	$100,560
Core Bond Fund
Sold	1,825	$19,341	14,986	$159,206
Issued as reinvestment of dividends	1,034	10,837	5,394	56,422
Redeemed	(4,430)	(46,883)	(112,300)	(1,161,440)
Net increase (decrease)	(1,571)	$(16,705)	(91,920)	$(945,812)
Diversified Bond Fund
Sold	27,258	$285,466	27,743	$290,572
Issued as reinvestment of dividends	4,663	48,546	3,778	39,330
Redeemed	(10,862)	(114,182)	(33,115)	(345,402)
Net increase (decrease)	21,059	$219,830	(1,594)	$(15,500)
Strategic Income Fund
Sold	7,012	$72,249	46,627	$457,163
Issued as reinvestment of dividends	1,327	13,467	2	18
Redeemed	(722)	(7,403)	(9,977)	(97,556)
Net increase (decrease)	7,617	$78,313	36,652	$359,625
High Yield Fund
Sold	35,415	$381,992	174,077	$1,808,856
Issued as reinvestment of dividends	11,101	116,448	42	425
Redeemed	(68,309)	(739,557)	(3,772)	(40,535)
Net increase (decrease)	(21,793)	$(241,117)	170,347	$1,768,746
Balanced Fund
Sold	1	$-	141	$1,344
Issued as reinvestment of dividends	-	2	592	5,616
Redeemed	(16)	(164)	(31,775)	(301,225)
Net increase (decrease)	(15)	$(162)	(31,042)	$(294,265)
Value Fund
Sold	1,211	$23,100	37,636	$646,326
Issued as reinvestment of dividends	2,301	41,930	98	1,666
Redeemed	(37,886)	(733,470)	(7,787)	(132,956)
Net increase (decrease)	(34,374)	$(668,440)	29,947	$515,036

Notes to Financial Statements (Unaudited) (Continued)

	Class N
	Six months ended April 30, 2007		Year ended October 31, 2006
	Shares	Amount	Shares	Amount
Enhanced Index Value Fund
Sold	26,054	$355,681	778	$9,158
Issued as reinvestment of dividends	73	975	1	9
Redeemed	(11,745)	(162,014)	-	-
Net increase (decrease)	14,382	$194,642	779	$9,167
Enhanced Index Value Fund II
Sold	8	$90	2,158	$21,810
Issued as reinvestment of dividends	300	3,090	805	7,894
Redeemed	(1,160)	(11,941)	(4,938)	(48,353)
Net increase (decrease)	(852)	$(8,761)	(1,975)	$(18,649)
Enhanced Index Core Equity Fund
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	1
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	-	$1
Main Street Fund
Sold	-	$-	8,946	$93,840
Issued as reinvestment of dividends	1	6	-	1
Redeemed	-	-	(8,946)	(93,393)
Net increase (decrease)	1	$6	-	$448
Capital Appreciation Fund
Sold	20,946	$236,226	60,941	$643,203
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(2,198)	(24,892)	(10,428)	(109,092)
Net increase (decrease)	18,748	$211,334	50,513	$534,111
Core Growth Fund
Sold	112	$1,088	136	$1,194
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(8)	(81)	(16)	(139)
Net increase (decrease)	104	$1,007	120	$1,055
Enhanced Index Growth Fund
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	-	-
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	-	$-
Discovery Value Fund*
Sold	-	$-	10,010	$100,100
Issued as reinvestment of dividends	1	9	-	-
Redeemed	-	-	-	-
Net increase (decrease)	1	$9	10,010	$100,100
Small Capitalization Value Fund
Sold	21,733	$347,486	92,939	$1,367,834
Issued as reinvestment of dividends	8,389	127,007	1	20
Redeemed	(15,818)	(252,157)	(6,127)	(94,774)
Net increase (decrease)	14,304	$222,336	86,813	$1,273,080
Main Street Small Cap Fund**
Sold	2,825	$31,859	10,000	$100,000
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(10,003)	(107,744)	-	-
Net increase (decrease)	(7,178)	$(75,885)	10,000	$100,000
Small Company Opportunities Fund
Sold	1	$-	-	$4
Issued as reinvestment of dividends	23	268	3	66
Redeemed	-	-	(2)	(42)
Net increase (decrease)	24	$268	1	$28

Notes to Financial Statements (Unaudited) (Continued)

	Class N
	Six months ended April 30, 2007		Year ended October 31, 2006
	Shares	Amount	Shares	Amount
Global Fund
Sold	5,547	$71,275	31,759	$366,988
Issued as reinvestment of dividends	1,349	17,102	25	288
Redeemed	(1,438)	(18,648)	(13,380)	(150,432)
Net increase (decrease)	5,458	$69,729	18,404	$216,844
International Equity Fund
Sold	-	$1	4	$52
Issued as reinvestment of dividends	2	16	1	11
Redeemed	-	-	(34)	(413)
Net increase (decrease)	2	$17	(29)	$(350)
Focused International Fund*
Sold	1,783	$22,791	12,224	$123,442
Issued as reinvestment of dividends	25	335	-	-
Redeemed	(46)	(602)	-	-
Net increase (decrease)	1,762	$22,524	12,224	$123,442

*  Fund commenced operations on December 1, 2005.

**  Fund commenced operations on September 27, 2006.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Redemptions or exchanges of Class N shares made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the six months ended April 30, 2007 were waived.

6.  Federal Income Tax Information
   At April 30, 2007, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$601,953,012	$859,434	$(1,991,682)	$(1,132,248)
Inflation-Protected Bond Fund	393,927,558	970,362	(7,687,400)	(6,717,038)
Core Bond Fund	2,013,027,811	17,007,314	(15,092,234)	1,915,080
Diversified Bond Fund	585,797,104	3,458,940	(2,209,968)	1,248,972
Strategic Income Fund	383,516,450	11,390,496	(3,069,733)	8,320,763
High Yield Fund	205,881,092	5,976,351	(350,493)	5,625,858
Balanced Fund	224,174,839	13,198,677	(1,375,442)	11,823,235
Value Fund	502,903,580	59,410,324	(2,272,710)	57,137,614
Enhanced Index Value Fund	379,947,618	22,645,659	(2,151,880)	20,493,779
Enhanced Index Value Fund II	154,685,576	16,215,142	(874,342)	15,340,800
Enhanced Index Core Equity Fund	57,319,384	5,049,581	(268,015)	4,781,566
Main Street Fund	346,043,163	39,958,370	(1,677,335)	38,281,035
Capital Appreciation Fund	994,533,169	181,096,698	(16,830,213)	164,266,485
Core Growth Fund	75,370,812	9,046,013	(1,384,466)	7,661,547
Enhanced Index Growth Fund	222,234,464	12,538,551	(1,455,025)	11,083,526
Discovery Value Fund	28,223,685	2,524,306	(324,824)	2,199,482
Small Capitalization Value Fund	134,214,726	19,675,664	(2,824,296)	16,851,368
Main Street Small Cap Fund	112,338,403	8,708,553	(2,422,080)	6,286,473
Small Company Opportunities Fund	475,418,877	62,251,307	(8,625,571)	53,625,736
Global Fund	722,799,137	198,284,669	(18,871,258)	179,413,411
International Equity Fund	1,050,177,910	469,404,846	(22,874,611)	446,530,235
Focused International Fund	47,480,329	5,854,306	(553,534)	5,300,772

Note: The aggregate cost for investments for the Money Market Fund as of April 30, 2007, is the same for financial reporting and Federal income tax purposes.

Notes to Financial Statements (Unaudited) (Continued)

At October 31, 2006, the following Funds had available, for Federal income tax purposes, unused capital losses:

	Expiring 2008	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014
Inflation-Protected Bond Fund	$-	$-	$-	$-	$-	$-	$715,787
Short-Duration Bond Fund	-	-	-	-	-	2,291,778	6,180,324
Core Bond Fund	341,509	-	-	-	-	3,826,480	14,666,923
Diversified Bond Fund	-	-	-	-	-	103,204	2,260,509
Strategic Income Fund	-	-	-	-	-	18,512	1,552,507
Balanced Fund	-	-	1,251,207	11,296,270	-	-	-
Enhanced Index Core Equity Fund	-	62,474	3,373,077	1,901,023	-	-	-
Capital Appreciation Fund	-	-	-	-	-	14,320,774	3,644,406
Core Growth Fund	-	11,050,860	26,380,390	9,485,389	-	-	-
Enhanced Index Growth Fund	-	-	877,734	1,400,569	-	-	-
International Equity Fund	-	-	7,164,168	177,867,569	-	-	-

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes. The tax character of distributions paid during the year ended October 31, 2006 was as follows:

	Ordinary Income	Long Term Capital Gain	Short Term Capital Gain	Return of Capital
Money Market Fund	$21,499,950	$-	$-	$-
Short-Duration Bond Fund	20,670,218	-	-	-
Inflation-Protected Bond Fund	14,569,212	281,613	-	-
Core Bond Fund	76,623,794	-	-	-
Diversified Bond Fund	14,101,131	-	-	-
Strategic Income Fund	9,828,718	-	-	-
High Yield Fund	6,479,713	444,582	-	-
Balanced Fund	6,448,419	-	-	-
Value Fund	9,140,142	2,799,843	-	-
Enhanced Index Value Fund	4,366,174	3,169,427	-	-
Enhanced Index Value Fund II	14,264,513	17,405,605	-	-
Enhanced Index Core Equity Fund	408,200	-	-	-
Main Street Fund	4,131,534	-	-	-
Capital Appreciation Fund	1,854,064	-	-	165,005
Core Growth Fund	496,379	-	-	-
Enhanced Index Growth Fund	149,688	-	-	-
Discovery Value Fund	9,122	-	-	-
Small Capitalization Value Fund	29,366	3,643,833	-	-
Small Company Opportunities Fund	10,497,048	59,299,879	-	-
Global Fund	5,008,765	-	-	-
International Equity Fund	10,594,997	-	-	-

Notes to Financial Statements (Unaudited) (Continued)

At October 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Money Market Fund	$4,140	$-	$(17,118)	$-
Short-Duration Bond Fund	18,490,108	(8,472,102)	292,375	(5,249,433)
Inflation-Protected Bond Fund	11,667,114	(715,787)	(664)	(15,325,037)
Core Bond Fund	61,850,236	(18,834,912)	(460,579)	(9,364,418)
Diversified Bond Fund	16,225,652	(2,363,713)	(101,084)	(1,580,968)
Strategic Income Fund	7,289,331	(1,571,019)	-	305,805
High Yield Fund	7,323,535	72,463	-	1,677,851
Balanced Fund	4,605,082	(12,547,477)	(15,862)	8,061,510
Value Fund	4,972,251	8,038,137	(33,450)	29,903,946
Enhanced Index Value Fund	5,686,457	3,262,654	-	11,566,891
Enhanced Index Value Fund II	11,208,695	11,808,476	-	17,791,866
Enhanced Index Core Equity Fund	356,883	(5,336,574)	-	2,727,018
Main Street Fund	10,486,061	9,920,605	(22,796)	32,678,300
Capital Appreciation Fund	-	(17,965,180)	-	99,698,087
Core Growth Fund	-	(46,916,639)	-	2,047,802
Enhanced Index Growth Fund	195,586	(2,278,303)	(12,346)	3,563,248
	Undistributed Ordinary Income	Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Discovery Value Fund	1,126,317	1,311	-	525,383
Small Capitalization Value Fund	-	10,177,059	-	25,478,147
Main Street Small Cap Fund	41,503	93	(7)	410,676
Small Company Opportunities Fund	-	175,851,111	(12,159)	43,178,527
Global Fund	12,963,890	15,534,577	5,771	120,295,213
International Equity Fund	13,909,321	(185,031,737)	(24,821)	322,958,499
Focused International Fund	190,215	-	457	1,398,781

  Pursuant to Section 852 of the Internal Revenue Code, the following Funds have designated capital gain dividends for the year ended October 31, 2006.

Long Term Capital Dividend
Inflation-Protected Fund	$281,613
High Yield Fund	444,582
Value Fund	2,799,843
Enhanced Index Value Fund	3,169,427
Enhanced Index Value Fund II	17,405,605
Small Capitalization Value Fund	3,643,833
Small Company Opportunities Fund	59,299,879

7.   New Accounting Pronouncements
   On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than not"

Notes to Financial Statements (Unaudited) (Continued)

of being sustained by the applicable tax authority. Adoption of FIN 48 is required during the first financial reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 determines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

8.   Proxy Voting (Unaudited)
   A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/retire and on the Securities and Exchange Commission's website at http://www.sec.gov.

9.   Quarterly Reporting (Unaudited)
   The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

10. Legal Proceedings (Unaudited)
   On November 6, 2003, the MassMutual Prime Fund (now known as the MassMutual Premier Money Market Fund), the MassMutual Core Bond Fund (now known as the MassMutual Premier Core Bond Fund) and the MassMutual Balanced Fund (now known as the MassMutual Premier Balanced Fund) were each named as a defendant in an adversary proceeding brought by Enron Corp. ("Enron"), as debtor and debtor-in-possession, in the U.S. Bankruptcy Court for the Southern District of New York, in connection with Enron's Chapter 11 bankruptcy proceeding (In re Enron Corp.). On October 18, 2005, the MassMutual Short-Term Bond Fund (now known as the MassMutual Premier Short-Duration Bond Fund) and the MassMutual Diversified Bond Fund (now known as the MassMutual Premier Diversified Bond Fund) were named as additional defendants in In re Enron Corp. Enron alleges that the dozens of parties named as defendants, including these Funds and certain affiliates of these Funds and MassMutual, were initial transferees of early redemptions or prepayments of Enron commercial paper made shortly before Enron's bankruptcy in December 2001, or were parties for whose benefit such redemptions or prepayments were made, or were immediate or mediate transferees of such redemptions or prepayments. It is alleged that these Funds and the other defendants urged Enron to make these prepayments or redemptions prior to the stated maturity of the commercial paper and contrary to the terms of the commercial paper's original issuing documents, that the transactions depleted Enron's estate, and that they had the effect of unfairly preferring the holders of commercial paper at the expense of other general unsecured creditors. Enron seeks to avoid each of these transactions and recover these payments, plus interest and court costs, so that all similarly situated creditors of Enron can equally and ratably share the monies.

While these Funds believe that they have valid defenses to all claims raised by Enron, these Funds cannot predict the outcome of this proceeding. The amounts sought to be recovered from the Money Market Fund, the Balanced Fund, the Core Bond Fund, the Short-Duration Bond Fund and the Diversified Bond Fund, plus interest and Enron's court costs, are approximately $9.7 million, $5.5 million, $3.2 million, $1.3 million and $890 thousand respectively. If the proceeding were to be decided in a manner adverse to these Funds, or if these Funds enter into a settlement agreement with Enron, the

Notes to Financial Statements (Unaudited) (Continued)

payment of such judgment or settlement could have a material adverse effect on each Fund's net asset value. To remove any doubt that the Money Market Fund will be able to maintain a net asset value of $1.00 per share due to this proceeding, the Money Market Fund and MassMutual have entered into an indemnification agreement whereby MassMutual has agreed to indemnify the Money Market Fund, to the extent necessary, in order for the Money Market Fund to maintain a net asset value of $1.00 per share, in the event that any liability is incurred or settlement payment is made by the Money Market Fund in connection with this proceeding.

11. Trustees' Approval of Investment Sub-Advisory Agreements (Unaudited)  At a meeting held on December 14, 2006, the Trustees, including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, the Adviser or Sub-Advisers (the "Independent Trustees"), approved the termination of the existing Sub-Advisory Agreements with Oppenheimer Funds, Inc. ("OFI") for the Strategic Income Fund, Main Street Fund and International Equity Fund (the "Prior Sub-Advisory Agreements") and approved new Sub-Advisory Agreements ("New Sub-Advisory Agreements") with OFI Institutional Asset Management, Inc. ("OFI Institutional"). OFI Institutional is a wholly-owned subsidiary of OFI. In coming to this recommendation, the Trustees considered that each of these Funds had been sub-advised by OFI since inception. However, MassMutual's management team recommended the replacement of OFI with OFI Institutional to align the management of these Funds with the other MassMutual Premier Funds now sub-advised by OFI Institutional. Furthermore, OFI Institutional agreed to act as sub-adviser at the same rate that was agreed to by OFI for each respective Fund. Upon shareholder approval of the New Sub-Advisory Agreements, each Prior Sub-Advisory Agreement would terminate and the New Sub-Advisory Agreements would become effective.

In approving the New Sub-Advisory Agreements, the Trustees considered a wide range of information of the type that they regularly consider when determining whether to continue a Fund's Sub-Advisory Agreement as in effect from year to year. The Trustees considered information about, among other things: OFI Institutional and its personnel (including particularly those personnel with responsibilities for providing services to the Funds), resources and investment process; the terms of the relevant advisory agreement (in this case, the New Sub-Advisory Agreements); the scope and quality of the services that OFI Institutional will provide to the Funds; the advisory fee rates payable to OFI Institutional by the Adviser and the effect of such fees on the profitability of the arrangement to MassMutual; and OFI Institutional's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds, and the brokers' and dealers' provision of brokerage and research services to OFI Institutional.

Based on the foregoing, the Trustees concluded that the investment process, research capability and philosophy of OFI Institutional would be well suited to each Fund, given its investment objective and policies.

Following their review, the Trustees determined that the terms of the New Sub-Advisory Agreements were fair and reasonable and were in the best interest of each Fund's shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the New Sub-Advisory Agreements.

Prior to the votes being taken to approve the New Sub-Advisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. In their deliberations with respect to these matters, the Independent Trustees were advised by their independent legal counsel. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Notes to Financial Statements (Unaudited) (Continued)

The New Sub-Advisory Agreements were approved by each Fund's respective shareholders and took effect on March 1, 2007.

At their meeting on December 14, 2006, the Trustees, including the Independent Trustees, also approved amended Sub-Advisory Agreements ("Amended Sub-Advisory Agreements") with Babson Capital Management LLC ("Babson Capital") for the Enhanced Index Value Fund, Enhanced Index Value Fund II, Enhanced Index Core Equity Fund, Enhanced Index Growth Fund and the equity portion of the Balanced Fund. Under the Amended Sub-Advisory Agreements, a modification would be made to the investment sub-advisory fee, whereby the fee schedule would include breakpoints based on Aggregate Assets. For purposes of these Amended Sub-Advisory Agreements, "Aggregate Assets" shall mean the aggregate of (i) the average daily net assets of the Fund determined at the close of the New York Stock Exchange on each day that the Exchange is open for trading, and (ii) the average daily net assets of certain other funds or accounts of MassMutual or its affiliates, including other funds registered under the 1940 Act, for which Babson Capital provides investment advisory services, as agreed upon from time to time by MassMutual and Babson Capital, determined at the close of the Exchange on each day that the exchange is open for trading. Upon shareholder approval, the Amended Sub-Advisory Agreements would become effective.

In approving the Amended Sub-Advisory Agreements, the Trustees considered information about, among other things: Babson Capital and its personnel (including particularly those personnel with responsibilities for providing services to the Funds), resources and investment process; the terms of the relevant advisory agreement (in this case, the Amended Sub-Advisory Agreements); the scope and quality of the services that Babson Capital provides to the Funds; the investment performance of Babson Capital; the advisory fee rates payable to Babson Capital by the Adviser and the effect of such fees on the profitability of the arrangement to MassMutual; and Babson Capital's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds, and the brokers' and dealers' provision of brokerage and research services to Babson Capital.

Based on the foregoing, the Trustees concluded that the proposed Amended Sub-Advisory Agreements were fair and reasonable and were in the best interest of each Fund's shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the Amended Sub-Advisory Agreements.

Prior to the votes being taken to approve the Amended Sub-Advisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. In their deliberations with respect to these matters, the Independent Trustees were advised by their independent legal counsel. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The Amended Sub-Advisory Agreements were approved by each Fund's respective shareholders and took effect on March 1, 2007.

At a meeting held on February 21, 2007, the Trustees, including the Trustees who are not Independent Trustees, approved (i) an amended Sub-Advisory Agreement with OFI Institutional for the Strategic Income Fund and (ii) amended Sub-Advisory Agreements with OFI for the Capital Appreciation Fund and Global Fund ("Amended Sub-Advisory Agreements"). Under the Amended Sub-Advisory Agreements, a modification would be made to the investment sub-advisory fee, whereby the proposed fee schedule would result in a more reasonable balance of the revenue between MassMutual and each of OFI Institutional and OFI, although the overall profitability of the Funds would not change.

Notes to Financial Statements (Unaudited) (Continued)

In approving the Amended Sub-Advisory Agreements, the Trustees considered information about, among other things: OFI Institutional, OFI and their personnel (including particularly those personnel with responsibilities for providing services to the Funds), resources and investment process; the terms of the relevant advisory agreement (in this case, the Amended Sub-Advisory Agreements); the scope and quality of the services that OFI Institutional or OFI, as applicable, provides to the Funds; the advisory fee rates payable to OFI or OFI Institutional, as applicable, by the Adviser and the effect of such fees on the profitability of the arrangement to MassMutual; and OFI Institutional's and OFI's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Funds, and the brokers' and dealers' provision of brokerage and research services to OFI Institutional and OFI.

Based on the foregoing, the Trustees determined that the terms of the Amended Sub-Advisory Agreements were fair and reasonable and were in the best interest of each Fund's shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the Amended Sub-Advisory Agreements.

Prior to the votes being taken to approve the Amended Sub-Advisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. In their deliberations with respect to these matters, the Independent Trustees were advised by their independent legal counsel. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at their decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

12. Submission of matters to a vote of security holders (Unaudited)  Pursuant to a written consent dated March 1, 2007, MassMutual, in its capacity as the majority shareholder of the Trust, elected the Trustees of the Trust, as described in the Information Statement dated February 9, 2007.

Pursuant to a written consent dated March 1, 2007, MassMutual, in its capacity as the majority shareholder of each Fund, (i) approved the New Sub-Advisory Agreements between MassMutual and OFI Institutional for the Strategic Income Fund, Main Street Fund and International Equity Fund in the form attached to the Information Statement dated February 9, 2007 and (ii) approved the Amended Sub-Advisory Agreements between MassMutual and Babson Capital for the Enhanced Index Value Fund, Enhanced Index Value Fund II, Enhanced Index Core Equity Fund and Balanced Fund in the form attached to the Information Statement dated February 9, 2007.

Pursuant to a written consent dated March 1, 2007, MassMutual and the MassMutual Select Destination Retirement 2020 Fund, together, as the owners of a majority of the issued and outstanding shares of the Enhanced Index Growth Fund, approved the Amended Sub-Advisory Agreement between MassMutual and Babson Capital for the Fund in the form attached to the Information statement dated February 9, 2007.

13. Subsequent Events (Unaudited)  The Amended Sub-Advisory Agreements with (i) OFI Institutional for the Strategic Income Fund and (ii) OFI for the Capital Appreciation Fund and Global Fund each became effective on May 1, 2007.

Pursuant to the Amended Sub-Advisory Agreement, OFI Institutional will receive fees equal to an annual rate of 0.35% on the first $250 million, 0.32% on the next $50 million, 0.30% on the next $50 million and 0.25% on any excess over $350 million of the average daily net assets of the Strategic Income Fund.

Pursuant to the Amended Sub-Advisory Agreements, OFI will receive fees equal to 0.42% on the first $700 million and 0.25% on any excess over $700 million of the average daily net assets of the Capital Appreciation Fund and 0.50% on the first $750 million, 0.28% on the next $50 million and 0.25% on any excess over $800 million of the average daily net assets of the Global Fund.

Other Information (Unaudited)

Fund Expenses April 30, 2007

Expense Examples	The following information is in regards to expenses for the six month period ended April 30, 2007:
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested for the year ended April 30, 2007.

Actual Expenses	The first line of each table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes	The second line of each table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Other Information (Unaudited) (Continued)

The Funds incur ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended April 30, 2007, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

Money Market Fund

Class A

Beginning	Ending Value	Operating Expense Value	Incurred*
1) Actual	$1,000.00	$1,022.60	$3.86
2) Hypothetical	1,000.00	1,020.98	3.86

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.77%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

Value	Beginning Value	Operating Ending Incurred*	Expense
1) Actual	$1,000.00	$1,023.90	$2.61
2) Hypothetical	1,000.00	1,022.22	2.61

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.52%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Operating Ending Value	Expense Incurred*
1) Actual	$1,000.00	$1,023.70	$2.76
2) Hypothetical	1,000.00	1,022.07	2.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.55%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Operating Ending Value	Expense Incurred*
1) Actual	$1,000.00	$1,024.20	$2.26
2) Hypothetical	1,000.00	1,022.56	2.26

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.45%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Short-Duration Bond Fund

Class A

	Beginning Value	Operating Ending Value	Expense Incurred*
1) Actual	$1,000.00	$1,027.00	$4.62
2) Hypothetical	1,000.00	1,020.23	4.61

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.92%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Operating Ending Value	Expense Incurred*
1) Actual	$1,000.00	$1,027.80	$3.37
2) Hypothetical	1,000.00	1,021.47	3.36

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.67%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

Value	Beginning Value	Operating Ending Incurred*	Expense
1) Actual	$1,000.00	$1,028.20	$2.97
2) Hypothetical	1,000.00	1,021.87	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,028.50	$2.72
2) Hypothetical	1,000.00	1,022.12	2.71

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.54%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,024.90	$6.13
2) Hypothetical	1,000.00	1,018.74	6.11

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.22%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Inflation-Protected Bond Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,015.80	$5.20
2) Hypothetical	1,000.00	1,019.64	5.21

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.04%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,016.50	$3.95
2) Hypothetical	1,000.00	1,020.88	3.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.79%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,017.30	$3.20
2) Hypothetical	1,000.00	1,021.62	3.21

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.64%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,017.30	$2.70
2) Hypothetical	1,000.00	1,022.12	2.71

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.54%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,014.40	$6.69
2) Hypothetical	1,000.00	1,018.15	6.71

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.34%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Core Bond Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,024.40	$4.82
2) Hypothetical	1,000.00	1,020.03	4.81

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.96%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,026.20	$3.57
2) Hypothetical	1,000.00	1,021.27	3.56

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.71%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,026.10	$3.22
2) Hypothetical	1,000.00	1,021.62	3.21

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.64%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,026.30	$2.96
2) Hypothetical	1,000.00	1,021.87	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,023.10	$6.42
2) Hypothetical	1,000.00	1,018.45	6.41

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.28%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Diversified Bond Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,028.10	$4.98
2) Hypothetical	1,000.00	1,019.89	4.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.99%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,028.90	$3.77
2) Hypothetical	1,000.00	1,021.08	3.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.75%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,028.80	$3.72
2) Hypothetical	1,000.00	1,021.12	3.71

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.74%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,028.10	$3.47
2) Hypothetical	1,000.00	1,021.37	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,026.20	$6.48
2) Hypothetical	1,000.00	1,018.40	6.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.29%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Strategic Income Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,063.80	$5.94
2) Hypothetical	1,000.00	1,019.04	5.81

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.16%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,066.10	$4.56
2) Hypothetical	1,000.00	1,020.38	4.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.89%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,066.20	$3.89
2) Hypothetical	1,000.00	1,021.03	3.81

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.76%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,066.30	$3.64
2) Hypothetical	1,000.00	1,021.27	3.56

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.71%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,063.30	$7.06
2) Hypothetical	1,000.00	1,017.95	6.90

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.38%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

High Yield Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,073.10	$5.81
2) Hypothetical	1,000.00	1,019.19	5.66

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.13%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,074.10	$4.53
2) Hypothetical	1,000.00	1,020.43	4.41

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.88%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,074.30	$3.75
2) Hypothetical	1,000.00	1,021.17	3.66

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.73%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,074.70	$3.50
2) Hypothetical	1,000.00	1,021.42	3.41

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.68%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,070.60	$7.34
2) Hypothetical	1,000.00	1,017.70	7.15

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.43%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Balanced Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,060.90	$5.93
2) Hypothetical	1,000.00	1,019.04	5.81

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.16%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,061.20	$4.65
2) Hypothetical	1,000.00	1,020.28	4.56

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.91%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,063.50	$3.89
2) Hypothetical	1,000.00	1,021.03	3.81

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.76%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,063.00	$3.07
2) Hypothetical	1,000.00	1,021.82	3.01

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,058.90	$7.50
2) Hypothetical	1,000.00	1,017.50	7.35

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.47%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Value Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,137.00	$5.83
2) Hypothetical	1,000.00	1,019.34	5.51

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.10%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,138.70	$4.30
2) Hypothetical	1,000.00	1,020.78	4.06

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.81%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,139.00	$3.71
2) Hypothetical	1,000.00	1,021.32	3.51

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.70%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,139.80	$3.18
2) Hypothetical	1,000.00	1,021.82	3.01

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,134.00	$7.41
2) Hypothetical	1,000.00	1,017.85	7.00

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Enhanced Index Value Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,082.80	$5.63
2) Hypothetical	1,000.00	1,019.39	5.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,083.10	$4.34
2) Hypothetical	1,000.00	1,020.63	4.21

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.84%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,083.90	$3.57
2) Hypothetical	1,000.00	1,021.37	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,088.80	$3.06
2) Hypothetical	1,000.00	1,021.87	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,080.30	$7.22
2) Hypothetical	1,000.00	1,017.85	7.00

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Enhanced Index Value Fund II

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,082.80	$5.63
2) Hypothetical	1,000.00	1,019.39	5.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,085.60	$4.34
2) Hypothetical	1,000.00	1,020.68	4.21

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.84%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,085.70	$3.57
2) Hypothetical	1,000.00	1,021.37	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,085.70	$3.05
2) Hypothetical	1,000.00	1,021.87	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,082.10	$7.23
2) Hypothetical	1,000.00	1,017.85	7.00

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Enhanced Index Core Equity Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,077.60	$5.61
2) Hypothetical	1,000.00	1,019.39	5.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,078.90	$4.33
2) Hypothetical	1,000.00	1,020.63	4.21

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.84%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,079.70	$3.56
2) Hypothetical	1,000.00	1,021.37	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,080.40	$3.04
2) Hypothetical	1,000.00	1,021.87	2.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.59%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,075.50	$7.20
2) Hypothetical	1,000.00	1,017.85	7.00

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Main Street Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,078.00	$5.98
2) Hypothetical	1,000.00	1,019.04	5.81

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.16%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,078.80	$4.69
2) Hypothetical	1,000.00	1,020.28	4.56

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.91%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,078.60	$3.92
2) Hypothetical	1,000.00	1,021.03	3.81

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.76%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,080.20	$3.30
2) Hypothetical	1,000.00	1,021.62	3.21

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.64%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,075.90	$7.51
2) Hypothetical	1,000.00	1,017.55	7.30

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.46%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Capital Appreciation Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,081.10	$5.62
2) Hypothetical	1,000.00	1,019.39	5.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,082.00	$5.01
2) Hypothetical	1,000.00	1,019.98	4.86

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.97%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,082.90	$4.23
2) Hypothetical	1,000.00	1,020.73	4.11

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.82%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,083.60	$3.67
2) Hypothetical	1,000.00	1,021.27	3.56

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.71%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,079.80	$7.53
2) Hypothetical	1,000.00	1,017.55	7.30

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.46%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Core Growth Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,090.60	$6.22
2) Hypothetical	1,000.00	1,018.84	6.01

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.20%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,091.20	$4.93
2) Hypothetical	1,000.00	1,020.08	4.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.95%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,092.20	$4.15
2) Hypothetical	1,000.00	1,020.83	4.01

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,092.10	$3.89
2) Hypothetical	1,000.00	1,021.08	3.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.75%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,088.50	$7.77
2) Hypothetical	1,000.00	1,017.36	7.50

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.50%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Enhanced Index Growth Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,080.50	$5.42
2) Hypothetical	1,000.00	1,019.59	5.26

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.05%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,081.20	$4.13
2) Hypothetical	1,000.00	1,020.83	4.01

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,082.50	$3.36
2) Hypothetical	1,000.00	1,021.57	3.26

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.65%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,079.50	$3.09
2) Hypothetical	1,000.00	1,021.82	3.01

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,079.00	$6.96
2) Hypothetical	1,000.00	1,018.10	6.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.35%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Discovery Value Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,168.80	$7.53
2) Hypothetical	1,000.00	1,017.85	7.00

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.40%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,171.30	$6.19
2) Hypothetical	1,000.00	1,019.09	5.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.15%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,171.80	$5.38
2) Hypothetical	1,000.00	1,019.84	5.01

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.00%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,172.60	$5.01
2) Hypothetical	1,000.00	1,020.18	4.66

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.93%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,167.80	$9.14
2) Hypothetical	1,000.00	1,016.36	8.50

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.70%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Small Capitalization Value Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,072.30	$6.68
2) Hypothetical	1,000.00	1,018.35	6.51

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.30%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,073.70	$5.40
2) Hypothetical	1,000.00	1,019.59	5.26

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.05%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,074.90	$4.63
2) Hypothetical	1,000.00	1,020.33	4.51

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.90%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,074.80	$4.37
2) Hypothetical	1,000.00	1,020.58	4.26

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,070.80	$8.22
2) Hypothetical	1,000.00	1,016.86	8.00

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Main Street Small Cap Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,103.30	$5.95
2) Hypothetical	1,000.00	1,019.15	5.71

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.14%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,105.30	$4.65
2) Hypothetical	1,000.00	1,020.38	4.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.89%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,105.30	$4.12
2) Hypothetical	1,000.00	1,020.88	3.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.79%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,107.00	$3.60
2) Hypothetical	1,000.00	1,021.37	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,103.40	$7.77
2) Hypothetical	1,000.00	1,017.41	7.45

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.49%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Small Company Opportunities Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,104.70	$5.95
2) Hypothetical	1,000.00	1,019.14	5.71

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.14%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,106.20	$4.65
2) Hypothetical	1,000.00	1,020.38	4.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.89%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,105.90	$4.12
2) Hypothetical	1,000.00	1,021.88	3.96

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.79%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,107.10	$3.60
2) Hypothetical	1,000.00	1,021.37	3.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,102.50	$7.77
2) Hypothetical	1,000.00	1,017.41	7.45

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.49%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Global Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,114.80	$7.50
2) Hypothetical	1,000.00	1,017.70	7.15

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.43%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,116.90	$5.98
2) Hypothetical	1,000.00	1,019.14	5.71

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.14%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,118.00	$5.41
2) Hypothetical	1,000.00	1,019.69	5.16

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.03%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,118.10	$4.67
2) Hypothetical	1,000.00	1,020.38	4.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 0.89%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,114.70	$7.97
2) Hypothetical	1,000.00	1,017.26	7.60

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.52%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

International Equity Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,190.80	$8.26
2) Hypothetical	1,000.00	1,017.26	7.60

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.52%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,192.80	$6.90
2) Hypothetical	1,000.00	1,018.50	6.36

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.27%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,194.10	$6.09
2) Hypothetical	1,000.00	1,019.24	5.61

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.12%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,194.10	$5.93
2) Hypothetical	1,000.00	1,019.39	5.46

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.09%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,189.30	$9.88
2) Hypothetical	1,000.00	1,015.77	9.10

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.82%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Other Information (Unaudited) (Continued)

Focused International Fund

Class A

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,145.60	$8.41
2) Hypothetical	1,000.00	1,016.96	7.90

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.58%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class L

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,146.30	$7.08
2) Hypothetical	1,000.00	1,018.20	6.66

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.33%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class Y

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,147.80	$6.28
2) Hypothetical	1,000.00	1,018.94	5.91

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.18%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class S

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,147.80	$6.12
2) Hypothetical	1,000.00	1,019.09	5.76

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.15%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Class N

	Beginning Value	Ending Value	Operating Expense Incurred*
1) Actual	$1,000.00	$1,144.40	$10.00
2) Hypothetical	1,000.00	1,015.47	9.39

*  Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2007 of 1.88%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Distributor:

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

June 29, 2007

© 2007 Massachusetts Mutual Life Insurance Company. All rights reserved.

MassMutual Financial Group is a marketing designation (or fleet name) for
Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliates.

L4544 607

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Items 5.  Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6. Schedule of Investments.

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer

Date	6/25/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer

Date	6/25/07

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	6/25/07